UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103094
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 353	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1 , 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1 , 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide DestinationSM All American Gold
Compass All American Gold
Key All American Gold
M&T All American Gold
Wells Fargo All American Gold
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2011

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisor s, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011) , which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus).  The table of contents for the Statement of Additional Information is on page 79.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information ) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

1

The Sub-Accounts available under this contract invest in the underlying mutual funds of the companies listed below.

•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	MTB Group of Funds
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Victory Variable Insurance Funds
•	Wells Fargo Variable Trust

For a complete list of the available Sub-Accounts, please refer to the "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account and/or the Guaranteed Term Options .

2

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person (s) whose length of life determines how long annuity payments are paid .

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin.

Annuity Unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Co-Annuitant(s) - The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s) - the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base - For purposes of the 5% Lifetime Income Option, 7% Lifetime Income Option and the 10% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.   This amount is multiplied by the L ifetime Withdrawal P ercentage to arrive at the benefit amount for any given year.

Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account - An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage - An age-based percentage used to determine the annual amount available for withdrawal under a lifetime income option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base - For purposes of the 5% Lifetime Income Option,  the 7% Lifetime Income Option and the 10% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income

3

Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents
Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Surrenders
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	14
Financial Statements	15
Nationwide Life Insurance Company	15
Nationwide Investment Services Corporation	15
Investing in the Contract	15
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	18
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	20
Mortality and Expense Risk and Administrative Charges
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	22
CDSC Options
Death Benefit Options
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Static Asset Allocation Models
Removal of Variable Account Charges	54
Ownership and Interests in the Contract	54
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

5

Table of Contents (continued)
Page
Operation of the Contract	56
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	60
Surrender (Redemption) Prior to Annuitization	61
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	61
Surrenders Under Certain Plan Types	61
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	62
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	63
Contract Owner Services	64
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	67
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	72
Annuitizing the Contract	72
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	73
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	74
Legal Proceedings	75
Table of Contents of Statement of Additional Information	79
Appendix A: Underlying Mutual Funds	80
Appendix B: Condensed Financial Information	91
Appendix C: Contract Types and Tax Information	131
Appendix D: State Variations	141

6

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one)
Four Year CDSC Option ("L Schedule Option") Total Variable Account Charges (including this option only)	0.50%5 1.65%
No CDSC Option ("C Schedule Option") Total Variable Account Charges (including this option only)	0.55%6 1.70%
Death Benefit Options (an applicant may elect one)
One-Year Enhanced Death Benefit II Option Total Variable Account Charges (including this option only)	0.20%7 1.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.25%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.35%8 1.50%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%9 1.55%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%10 1.50%
(continued on next page)

7

Recurring Contract Expenses (continued)
Extra Value Options (eligible applicants may purchase one)
5% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.
0.70%11 1.85%
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.
0.45%12 1.60%
Capital Preservation Plus Lifetime Income Option	1.00%13
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options.13

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:14
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (no longer available)	1.00%15
7% Lifetime Income Option	1.00%16
10% Lifetime Income Option	1.20%
Spousal Continuation Options (an application may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit	0.30%17
10% Spousal Continuation Benefit (not available in New York)	0.30%18

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20%19
10% Spousal Continuation Benefit	0.30%1 8
Maximum Possible Total Variable Account Charges	4.60%20

8

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.43%	2.32%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Nationwide assess es a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

3 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.  If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.

6 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

7 The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

8 The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

9 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

10 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

11 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

12 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

13 For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.

14 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

15 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

16 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

17 Currently, the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

18 Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

19 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

9

20 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).21

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.32%)	$1,388	$2,666	$3,870	$6,758	*	$2,216	$3,600	$6,758	$758	$2,216	$3,600	$6,758
Minimum Total Underlying Mutual Fund Operating Expenses (0. 43%)	$1,190	$2,119	$3,035	$5,449	*	$1,669	$2,765	$5,449	$560	$1,669	$2,765	$5,449

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

21 The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

10

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks is intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments. Nationwide will provide the Contract Owner written notice of any action taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity***	$3,000	$500

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Some states have different minimum initial and subsequent purchase payment amounts, and s ubsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations") .

***Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

5%, 7% and 10% Lifetime Income Option.  If the Contract Owner elect s either the 5 % Lifetime Income Option, the 7% Lifetime Income Option or the 10% Lifetime Income Option, your subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Extra Value Option.  If the Contract Owner elected an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options.  Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

11

If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application.  If the Contract Owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets of the Variable Account in exchange for a reduced CDSC schedule.  If the Contract Owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.55% of the Daily Net Assets of the Variable Account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit II Option1	0.20%
One-Year Enhanced Death Benefit Option2	0.10%
One-Month Enhanced Death Benefit Option3	0.35%
Combination Enhanced Death Benefit Option4	0.40%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 80 or younger at the time of application.

2The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.

3The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with Annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with Annuitants age 75 or younger at the time of application.  If the Contract Owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.

12

Extra Value Options

Effective May 1, 2005, a Contract Owner or applicant can no longer elect an Extra Value Option.  For contracts issued prior to May 1, 2005, an applicant could have elected one of two Extra Value Options as follows:

Extra Value Options	Charge*
5% Extra Value Option	0.70%
3% Extra Value Option	0.45%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

In addition to the charge assessed to the Variable Account, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee that corresponds to the Variable Account charge associated with the Extra Value Option Elected.  For both of the Extra Value Options, Nationwide will discontinue deducting the charge at the end of the 7th Contract Year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  another Lifetime Income Option, the Capital Preservation Plus Option or the C Schedule Option.

If the Contract Owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued after September, 15, 2008 or the date of state approval (whichever is later): current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account.

10% Lifetime Income Option

The 10% Lifetime Income Option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  For contracts issued on or after January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.20% of the Current Income Benefit Base.  For contracts issued before January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

Effective November 1, 2010, the 7% Lifetime Income Option is available for election only for contracts issued in the State of New York.  The 7% Lifetime Income Option must be elected at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option,  the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

13

5% Lifetime Income Option

Effective November 1, 2010, the 5% Lifetime Income Option is no longer available for election.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must have been between age 45 and 85 at the time of application.  The 5% Lifetime Income Option could not be elected if any of the following optional benefits were elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the Contract Owner elected the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is available under the contract at the time of application for those contracts that also elected the 10% Lifetime Income Option.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

7% Spousal Continuation Benefit

The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.  Effective November 1, 2010, the 7% Spousal Continuation Benefit is only available for contracts issued in the State of New York.  The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge.

5% Spousal Continuation Benefit

The 5% Spousal Continuation Benefit was only available for election if and when the 5% Lifetime Income Option was elected.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must have been  between age 45 and 85 at the time of application.  If the Contract Owner elected the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charge associated with the Extra Value Options is assessed for the first 7 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 7th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 7th Contract Year.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any P urchase P ayment C redits, Extra Value Option credit, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any P urchase P ayment C redits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.

See "Right to Examine and Cancel" and "Purchase Payment Credits" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial

14

Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds".  Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisor s of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the

15

same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTOs unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information. Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%*
3% Extra Value Option	0.45%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th Contract Year.

**For contracts issued on or after September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval

16

(whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner’s Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations

17

will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%*
3% Extra Value Option	0.45%*

*The Fixed Account charge associated with these options will not be assessed after the end of the 7th Contract Year.

The Fixed Account charges are assessed by decreasing the interest rate of return credited to assets allocated to the Fixed Account.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Deferred variable annuities are not intended to be sold to a terminally ill Contract Owner or Annuitant.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may

18

contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or sub advisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or sub advisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s advisor or sub advisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 35% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisor s or sub advisor s to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s advisor or sub advisor is one of our affiliates or whether the underlying mutual fund, its advisor , its sub advisor (s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

19

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 71).

20

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code ; or

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 71);

(3)	from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4)	if the Contract Owner elected the C Schedule Option.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the Contract Owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be

21

engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay the maximum annual Contract Maintenance Charge;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 Contract Years.  Therefore, if a Contract Owner that elected an Extra Value Option annuitizes before the end of the 7th Contract Year, the charge for that option will continue to be assessed after annuitization until the end of the 7th Contract Year.

CDSC Options

L Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.  For contracts issued prior to May 1, 2007, a Contract Owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.

For contracts issued on or after May 1, 2007, a Contract Owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.50% of the Daily Net Assets of the Variable Account.  Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.  The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.  For contracts issued prior to May 1, 2007, a Contract Owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, under which no CDSC will be assessed on surrenders from the contract.  For contracts issued on or after May 1, 2007, a

22

Contract Owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.55% of the Daily Net Assets of the Variable Account, under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

•	eliminates any available Lifetime Income Options as optional benefits;

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

•	eliminates the Fixed Account as an investment option under the contract; and

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, an applicant may elect one of four death benefit options, depending on when the contract is issued.  The charges associated with each option will be assessed until annuitization and will be assessed on Variable Account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 67.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Year Enhanced Death Benefit II Option, the applicant can elect the One-Year Enhanced Death Benefit Option.  Once state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available.  The One-Year Enhanced Death Benefit Option is the same as the One-Year Enhanced Death Benefit II Option except that this option has a lower price (0.10% of the Daily Net Assets of the Variable Account) and there is no restriction on the Annuitant's age.  Nationwide may realize a profit from the charge assessed for this option.

One-Month Enhanced Death Benefit Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 75 or younger at the time of application can elect the One-Month Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 67.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

23

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit Option, applicants with Annuitants age 80 or younger at the time of application can elect the Combination Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Once state approval is received for the One-Month Enhanced Death Benefit Option, this option is no longer available.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will generally be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (See the "Death Benefit Calculations" section for a description of this value).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision later in this prospectus .

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized. Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings.

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the Annuitant’s death), proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a Co-Annuitant named to the contract.

If there is no Co-Annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death.  If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

24

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%.  If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the Annuitant’s death), proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Extra Value Options

Effective May 1, 2005, a Contract Owner or applicant can no longer elect an Extra Value Option.  Prior to May 1, 2005, for an additional charge, an applicant could have elected one of two Extra Value Options.

Applicants should be aware of the following with respect to an Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the extra value credit(s) but will be assessed the extra value charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the extra value credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

An Extra Value Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

5% Extra Value Option

At an annualized rate of 0.70% of the Daily Net Assets of the Variable Account, an applicant could have elected the 5% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.70%.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.   For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments

3% Extra Value Option

At an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, an applicant could have elected the 3% Extra Value Option.  In addition, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.45%.  After the end of the 7th Contract Year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s General Account, will be

25

allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.   For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Option if:

(a)	the Contract Owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the Contract Owner takes a full surrender before the end of the 7th Contract Year; or

(c)	the Contract Owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th Contract Year.

The amount of the Extra Value Credit recaptured under the circumstances listed above is determined based on a vesting schedule.  The longer a Contract Owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

Some states require a reduced recapture schedule.  Please refer to your contract for state specific information.

Contract Owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for surrender. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the end of the 7th Contract Year.

Recapture Resulting from Exercising Free Look Privilege

If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option, if the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.

For contracts with the 5% Extra Value Option, if the Contract Owner takes a full surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:

Vesting and Recapture Schedule for
5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5% (or all of the credit)
2	0.25%	4.75% (or 95% of the credit)
3	1%	4% (or 80% of the credit)
4	1%	4% (or 80% of the credit)
5	1%	4% (or 80% of the credit)
6	1%	4% (or 80% of the credit)
7	1%	4% (or 80% of the credit)
8 and thereafter	5% (fully vested)	0%

For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000.  In Contract Year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the Vesting and Recapture Schedule for the 5% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $4,000.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the 7th Contract Year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under the option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In Contract Year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender.

For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial surrender of the contract before the end of the 7th Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the surrender is taken,

26

according to the Vesting and Recapture Schedule for 5% Extra Value Option discussed in the "Recapture Resulting from a Full Surrender" provision.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").   Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.   Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying mutual funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

27

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the Fixed Account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	any combination of the underlying mutual funds listed under the section "Income Benefit Investment Options" found later in this prospectus.

Election of the CPP Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the Contract Owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTOs.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTOs and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the Contract Owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

28

If the Contract Owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the Contract Owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.   Effective May 1, 2011, the only program period available in connection with the CPP Lifetime Income Option is the 10-year term.  Program periods of other durations that are in effect on May 1, 2011 will continue unchanged to the end of the existing program period.

Immediate Withdrawals

Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the Contract Owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or

29

older at the time of election.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: the C Schedule Option or a Lifetime Income Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.  The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

The CPP Lifetime Income Option may also be elected by Contract Owners who previously elected the CPP Option.  Thus, the Contract Owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, Contract Owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see "Income Benefit Investment Options" found later in this prospectus.  It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see "Contract Owner Services" later in this prospectus).

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the Contract Owner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that Contract Owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Withdrawals or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

Options at the End of the Preservation Phase

Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner.  The communication will inform the Contract Owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The Contract Owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The Contract Owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the

30

CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.

If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract.  All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.

Age of determining life:	Lifetime W ithdrawal P ercentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdrawal an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is zero.  After the Contract Value falls to zero, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount.

Withdrawal requests may be submitted systematically or directly by the Contract Owner.

Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years.

Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than zero).  However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.

Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  The RMD privilege does not apply to beneficially owned contracts.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract

31

Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base.

If the Contract Owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The Contract Owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The Lifetime Withdrawal Percentage s that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the Contract Owner's right to annuitize the contract.

If the Contract Owner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the Contract Owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.

The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the Contract Owner can invoke the immediate withdrawal benefit.  This benefit permits the Contract Owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the Contract Owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the Contract Owner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the E nd of the CPP Program Period" later in this subsection).  As long as the Contract Owner reallocates the Contract Value upon the maturity of the current CPP program period, the Contract Owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the Contract Owner will not be permitted to begin a new CPP program period.  Instead, the Contract Owner will be required to reallocate the Contract Value into certain limited investment options.  The Contract Owner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

32

•
The Contract Owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The Contract Owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, Contract Owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A Contract Owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A withdrawal request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.

In addition, since the Contract Owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the Contract Owner and generally corresponds to the duration of any GTO option chosen by the Contract Owner.  Upon the CPP program period end, the Contract Owner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The Contract Owner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the Contract Owner’s instructions prior to the end of the program period, Nationwide will assume that the Contract Owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the Contract Owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the Contract Owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the Contract Owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract Owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross

33

surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Withdrawal Request = $6,000

In the above example, the Contract Owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract Value also includes any market value adjustments.  The impact of the gross withdrawal request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the withdrawal in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess withdrawal to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the withdrawal request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Withdrawal Request = $11,000

The impact of the full withdrawal request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The Contract Value is reduced by the dollar amount of the excess withdrawal request ($5,000).

Withdrawals in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross withdrawal being greater than 6%.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the 6% limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross withdrawal exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross withdrawal requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross withdrawals in excess of 6% annually.

How long will the immediate withdrawals last?  A Contract Owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

34

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit.   Withdrawals can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the Contract Owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the Contract Owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the Contract Owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the Contract Owner does not instruct Nationwide how to reallocate the Contract Value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market Sub-Account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:
•	A full surrender of the Contract Value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the Contract Owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract the death of the Contract Owner results in the contract being continued, i.e. does not result in a full surrender of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the Contract Owner occurs during the CPP program period, the new Contract Owner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the Contract Owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Withdrawals under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal ; or (b) the guaranteed benefit amount immediately before the withdrawal ; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal .  A subsequent withdrawal under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor .

Lifetime Income Options - Generally

Unlike the Capital Preservation Plus Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the Contract Owner can withdraw each year.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the tenth L.Inc anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5%, 7%, or 10% annually for each of those 10 years.

Although the tax treatment for withdrawals under withdrawal benefits, such as the 5%, 7% or 10% Lifetime Income Option, is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value

35

immediately before the withdrawal ; or (b) the guaranteed benefit amount immediately before the withdrawal ; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal .  A subsequent withdrawal under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor .

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application.  For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between 50 and 85 at the time of application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option may only be elected at the time of application. The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option or the C Schedule Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  For contracts issued on or after January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.20% of the Current Income Benefit Base.  For contracts issued before January 24, 2011, the current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.   The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 10% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.   For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  For the first 10 years after the 10% Lifetime Income Option is elected (provided no withdrawals are taken from the contract), the Current Income Base will equal the greater of:

(1)	the highest Contract Value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each 10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

36

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.  State specific Lifetime Withdrawal Percentage s, based on the approved table at the time of application, can be obtained from your registered representative or by contacting Nationwide’s service center.

For contracts issued on or after May 1, 2010:1

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

1 The Contract Owner’s age at the time of first withdrawal is different for contracts issued in the State of New York.  See " Appendix D: State Variations " for more information.

For contracts issued on or after May 1, 2009, but before May 1, 2010:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentage s available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentage s at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 10% L.Inc anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to withdrawal the current benefit amount will continue until the earlier of the Contract Owner’s death or annuitization.

Although withdrawals up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit , and are subject to the CDSC provisions of the contract .

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year’s benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new

37

Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income withdrawals , a Contract Owner’s Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the annual benefit amount.

Age Based Lump Sum Settlement Option

Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract

38

Owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 10% Spousal Continuation Benefit is elected) .  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.   Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions’ section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Continuation Benefit.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of  application.  For most contracts, the determining life is that of the primary Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  Effective November 1, 2010, the 7% Lifetime Income Option is only available for contracts issued in the State of New York.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is available for election at any time after application.)  The 7% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.  The 7% Lifetime Income Option is not available on beneficially owned contracts - those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the "7% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set

39

of investment options currently available in the contract.  For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 7% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued on or after November 1, 2010:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009 and prior to November 1, 2010:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued prior to May 1, 2009:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

40

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.   Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% L.Inc anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to withdrawal the current benefit amount will continue until the earlier of the Contract Owner’s death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross withdrawal being greater than the 7% Lifetime Withdrawal Percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the 7% Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision if the gross withdrawal exceeds the 7% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the 7% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year’s benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess wtihdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess wtihdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdraw in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

41

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 7% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or the list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide.  On or about each 7% L.Inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Lifetime Income Option will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 7% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.

Settlement Options

If, after beginning the lifetime income withdrawals, a Contract Owner’s Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the Contract Owner;

(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 7% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the annual benefit amount.

Age Based Lump Sum Settlement Option

Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 7% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by

42

Nationwide, the lump sum settlement amount is issued to the Contract Owner.   If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.   Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

5% Lifetime Income Option

Effective November 1, 2010, the 5% Lifetime Income Option is no longer available for election.  The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must have been between 45 and 85 years old at the time the 5% Lifetime Income Option was elected.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  Once this option is elected, contract loans are unavailable.  Additionally, the Contract Owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each 5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 5% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 5% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime

43

income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables:

For contracts issued on or after May 1, 2009 and prior to November 1, 2010:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009:

Contract Owner’s Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.   Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 5% L.Inc anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the Contract Owner’s death or annuitization.

Although withdrawals up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross withdrawal being greater than the 5% Lifetime Withdrawal Percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the 5% Lifetime Withdrawal Percentage limit.  If applicable, Contract Owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision if the gross withdrawal exceeds the 5% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the 5% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit

The Contract Owner is permitted to withdraw Contract Value in excess of that year’s benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the

44

Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide permits Contract Owners to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc anniversary after the first withdrawal from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the Contract Value exceeds the Current Income Benefit Base, the Contract Owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current Contract Value.  Nationwide will provide the Contract Owner with the Contract Value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.

A Contract Owner’s election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the Contract Owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the Contract Owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the Contract Owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.  Contract Owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the Contract Owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the Contract Owner of the following three options:

1)	The Contract Owner can continue to take withdrawals equal to the Lifetime Withdrawal Percentage until the death of the Contract Owner;

2)	The Contract Owner may elect the Age Based lump sum settlement option described below; or

3)	The Contract Owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the Contract Owner makes an election , the election is irrevocable.  If the Contract Owner does not make an election within the 60 days , Nationwide will assume that the Contract Owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a Contract Owner to take an Age Based lump sum settlement equal to the Contract Owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

45

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger Contract Owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 5% Spousal Continuation Benefit is elected) .  Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide’s home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the Contract Owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.

Annuitization

If the Contract Owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Spousal Continuation Benefit

At the time the 10% Lifetime Income Option, 7% Lifetime Income Option, or the 5% Lifetime Income Option is elected, the Contract Owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.  The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  Effective November 1, 2010, the 7% Spousal Continuation Benefit is only available in the State of New York.  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  Effective November 1, 2010, the 5% Spousal Continuation Benefit is no longer available.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)
For contracts electing the 10% or 5% Spousal Continuation Benefit, both spouses must be between 45 and 85 years old at the time of application.  For contracts that elect the 7% Spousal Continuation Benefit, both spouses must be between 50 and 85 years old at the time of application.

(2)
For contracts that elect the 10% or 5% Spousal Continuation Benefit, both spouses must be at least age 45 before either spouse is eligible to begin withdrawals.  For contracts that elect the 7% Spousal Continuation Benefit, both spouses must be age 50 before either spouse is eligible to begin withdrawals.  Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations’" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as Co-Annuitants.

(7)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary.

(8)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse

46

to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the Contract Owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (Co-Annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

47

Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B		X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	X	X
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares	X	X
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3

48

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Huntington VA Funds - Huntington VA International Equity Fund
HuntingtonVA Funds - Huntington VA Situs Fund
Invesco - Invesco V.I. Capital Appreciation Fund: Series II	X	X
Invesco - Invesco V.I. Capital Development Fund: Series II	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Janus Aspen Series - Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Forty Portfolio: Service Shares	X	X
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class	X	X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Nationwide Variable Insurance Trust – American Century NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II		X
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II	X	X	X 2

49

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II	X	X	X	X 3
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X	X 3
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI

50

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI
Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small - Mid- Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust – Total Return Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB	X	X

51

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II	X	X
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund : Class 2
Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2
Wells Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund
Custom Portfolio Asset Rebalancing Service
Conservative	X	X	X	X
Moderately Conservative	X	X	X	X
Balanced	X	X	X	X
Moderate	X	X	X	X
Capital Appreciation	X	X	X	X
Moderately Aggressive 4	X	X	X	X 3
Aggressive	X	X	X
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X2	X

1 This table provides a comprehensive list of all variable investment options that are available in connection with the respective optional benefit , as indicated with an "X."  Some of the indicated variable investment options may not be available to a particular Contract Owner due to the date the contract was issued , see "Appendix A: Underlying Mutual Funds."

2  The Enhanced CPPLI option is not available with this investment option.

3 This investment option is not available for contracts issued on or after March 2, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of March 2, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on March 2, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on March 2, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

52

4 This investment option is not available for contracts issued on or after May 1, 2009 that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2009 may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2009 will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

53

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one A ccumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocation or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a Contract Owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see "Appendix A: Underlying Mutual Funds."

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected was the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.  If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified Contract Owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.

54

Contingent Owner

The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The Contract Owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.

The Contract Owner may not name a new Annuitant without Nationwide’s consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant.  The contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent Annuitant of greater age.

If a contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent Annuitant.

Co-Annuitant

A Co-Annuitant, if named, must be the Annuitant’s spouse.  The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint Annuitant of greater age.

The Contract Owner may name a joint Annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies. The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);

•	joint owner (must be the Contract Owner’s spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide’s underwriting and approval);

•	contingent Annuitant (subject to Nationwide’s underwriting and approval);

•	Co-Annuitant (must be the Annuitant’s spouse);

•	joint Annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner.  Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent Annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

55

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity***	$3,000	$500

*A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Some states have different minimum initial and subsequent purchase payment amounts, and s ubsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

*** Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elected an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract (s) eligible to receive a PPC , including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.   Her contract is the only one eligible to receive PPCs.  For this deposit, s he does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the

56

return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the Contract Owner’s household.  In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.

For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

57

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.15% to 3.10% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain

58

number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisor s/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisor s will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisor s, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisor s to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisor s via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisor s will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

59

Transfers Prior to Annuitization

Transfers from the Fixed Account

A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed Account transfers must be made within 45 days after the end of the Fixed Account interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A Contract Owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Options" for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

60

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant’s death, Contract Owners may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option was elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 Contract Years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th Contract Year.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days (see, "Pricing").  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a Contract Owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor (s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisor s are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	any recapture of extra value credit;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the

61

meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charge s a loan processing fee at the time each new loan is processed.  The loan processing fee, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

62

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

63

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specifi c amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts :

•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II

•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class

•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class

to any other Sub-Account(s)   Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.   Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.   When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as " Enhanced Fixed Account Dollar Cost Averaging " .

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account ( s ) .   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.   Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of and Enhanced Fixed Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.   W hen a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions , unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events .

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.   Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including an enhanced Fixed Account, for a period of up to 6 months from the date of the transfer request.

64

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."   Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.   Only those i nvestment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the Fixed Account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the "Income Benefits Investment Chart" earlier in this prospectus for the investment options available for these living benefits.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as " Fixed Account Interest Out Dollar Cost Averaging ."   Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account ( s ).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.   Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.   Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of :

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code;

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount; or

65

(4)	a percentage of the Contract Value based on the Contract Owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The Contract Owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period (see "Right to Examine and Cancel").

Custom Portfolio Asset Rebalancing Service

For Contract Owners that have elected the CPP, CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.

Custom Portfolio offers several asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The Contract Owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the Contract Owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.

Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the Contract Owner creates their "Custom Portfolio," that Contract Owner’s model is static.  This means that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected.  At that time, Contract Owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account Contract Value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the Contract Owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the

66

next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract Owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract Owners who have elected the CPPLI and the CPP Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, Contract Owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio

Contract Owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

Death Benefits

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.

If no joint owner is named, the contingent owner becomes the Contract Owner.

If no contingent owner is named, the beneficiary becomes the Contract Owner.

If no beneficiary survives the Contract Owner, the last surviving Contract Owner’s estate becomes the Contract Owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the contingent Annuitant becomes the Annuitant and no death benefit is payable.  If no contingent Annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner’s estate will receive the death benefit.  If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner’s estate will receive the death benefit.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the "Annuity Payment Options" section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the

67

available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant’s death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1) (a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5 year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1) (a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any 5 year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to

68

continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit II Option at the time of application.  The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Year Enhanced Death Benefit Option at the time of application.  The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.  This option is the same as the One-Year Enhanced Death Benefit II Option except for the price and there is no restriction on the Annuitant's age.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if

69

state law requires) and for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit Option and for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

70

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be Co-Annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

71

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as Contract Owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner); and

(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after

(8)	the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant’s death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

If the marriage of the Co-Annuitant(s) terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the Contract Owner designates the Annuity Commencement Date at the time of application.  If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the Contract Owner reaches age 70½ for all other contract types.

The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the Contract Owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuity Commencement Date may have negative tax consequences.  See "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" in Appendix C: Contract Types and Tax Information, the "10% Lifetime Income Option," the "7% Lifetime Income Option," and the "5% Lifetime Income Option" provisions in this prospectus.  Consult a qualified tax advisor .

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  If the Contract Owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above.  (See the "Required Distributions" provision in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Contract Owner must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

72

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."   T he Static Asset Allocation Models is not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint Annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant’s age (and the joint

73

Annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the "Operation of the Contract" section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment.  The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.   No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if both Annuitants die before the second annuity payment date, the Annuitants will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the Contract Owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements;

•	semi-annual and annual reports of allocated underlying mutual funds.

74

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil

75

conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments

76

allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for

77

rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

78

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330

Securities Act of 1933 Registration File No. 333-103094

79

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

80

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

81

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

82

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II
Investment Advisor:	MTB Investment Advisors, Inc.
Investment Objective:	Capital appreciation and, secondarily, income.
Designation: FF

83

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

84

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

85

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

86

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

87

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

88

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

89

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term total return, consistent with reasonable risk.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The fund seeks long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Total return consisting of income and capital appreciation.

90

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 3.10%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2011 , therefore; no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	NVIT American Century Growth Fund: Class II

PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.034889	14.534214	11.50%	9,566	2010
	10.956904	13.034889	18.97%	7,506	2009
	18.690560	10.956904	-41.38%	9,752	2008
	18.032753	18.690560	3.65%	11,403	2007
	15.593547	18.032753	15.64%	12,362	2006
	15.081312	15.593547	3.40%	14,189	2005
	13.717395	15.081312	9.94%	17,296	2004
	10.000000	13.717395	37.17%	10,912	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.664793	23.356111	25.13%	71,375	2010
	13.235829	18.664793	41.02%	34,530	2009
	20.839679	13.235829	-36.49%	7,098	2008
	20.766243	20.839679	0.35%	2,537	2007
	18.394800	20.766243	12.89%	2,729	2006
	17.450976	18.394800	5.41%	3,459	2005
	14.826000	17.450976	17.71%	3,880	2004
	10.000000	14.826000	48.26%	2,202	2003*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.627445	13.121239	3.91%	573,065	2010
	11.590410	12.627445	8.95%	373,101	2009
	11.914534	11.590410	-2.72%	249,327	2008
	11.008718	11.914534	8.23%	191,798	2007
	10.962430	11.008718	0.42%	195,760	2006
	10.918983	10.962430	0.40%	167,708	2005
	10.439405	10.918983	4.59%	50,059	2004
	10.000000	10.439405	4.39%	3,072	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.245674	14.908262	12.55%	11,605	2010
	11.377543	13.245674	16.42%	15,626	2009
	17.634281	11.377543	-35.48%	15,769	2008
	17.918223	17.634281	-1.58%	16,987	2007
	15.517116	17.918223	15.47%	16,612	2006
	15.018694	15.517116	3.32%	16,846	2005
	13.496328	15.018694	11.28%	17,491	2004
	10.000000	13.496328	34.96%	9,160	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.314461	14.482922	17.61%	161,247	2010
	9.597456	12.314461	28.31%	107,501	2009
	12.861436	9.597456	-25.38%	77,291	2008
	13.335329	12.861436	-3.55%	78,857	2007
	11.220590	13.335329	18.85%	50,705	2006
	10.000000	11.220590	12.21%	8,806	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.084265	13.111331	8.50%	182,903	2010
	10.000000	12.084265	20.84%	38,056	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.477229	21.738352	24.38%	124,731	2010
	14.141452	17.477229	23.59%	54,779	2009
	20.707767	14.141452	-31.71%	44,517	2008
	21.088094	20.707767	-1.80%	46,223	2007
	18.645717	21.088094	13.10%	40,847	2006
	17.589721	18.645717	6.00%	42,152	2005
	14.599264	17.589721	20.48%	31,447	2004
	10.000000	14.599264	45.99%	3,846	2003*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.701928	15.513376	13.22%	250,791	2010
	10.997151	13.701928	24.60%	218,562	2009
	17.749446	10.997151	-38.04%	226,260	2008
	17.103366	17.749446	3.78%	245,729	2007
	15.018123	17.103366	13.88%	242,875	2006
	14.547372	15.018123	3.24%	234,079	2005
	13.336012	14.547372	9.08%	138,026	2004
	10.000000	13.336012	33.36%	16,757	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.793989	15.686839	13.72%	128,893	2010
	11.416659	13.793989	20.82%	58,068	2009
	16.434209	11.416659	-30.53%	38,359	2008
	15.560255	16.434209	5.62%	34,549	2007
	13.545393	15.560255	14.87%	37,988	2006
	13.160630	13.545393	2.92%	34,603	2005
	12.704382	13.160630	3.59%	14,671	2004
	10.000000	12.704382	27.04%	994	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.862462	14.046592	29.31%	3,059	2010
	8.737661	10.862462	24.32%	3,075	2009
	14.204831	8.737661	-38.49%	2,785	2008
	16.198118	14.204831	-12.31%	2,774	2007
	15.828751	16.198118	2.33%	3,045	2006
	15.169524	15.828751	4.35%	3,391	2005
	13.819561	15.169524	9.77%	4,479	2004
	10.000000	13.819561	38.20%	398	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.356052	14.919895	11.71%	6,859	2010
	11.928954	13.356052	11.96%	7,572	2009
	17.158258	11.928954	-30.48%	9,509	2008
	15.832465	17.158258	8.37%	17,128	2007
	13.833020	15.832465	14.45%	20,094	2006
	13.760220	13.833020	0.53%	22,606	2005
	12.996293	13.760220	5.88%	27,234	2004
	10.000000	12.996293	29.96%	3,102	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.141918	12.996350	7.04%	168,724	2010
	10.222693	12.141918	18.77%	154,198	2009
	11.186532	10.222693	-8.62%	164,140	2008
	10.764091	11.186532	3.92%	208,363	2007
	10.478252	10.764091	2.73%	221,518	2006
	10.496221	10.478252	-0.17%	217,733	2005
	10.277156	10.496221	2.13%	157,703	2004
	10.000000	10.277156	2.77%	20,117	2003*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.272730	12.541130	11.25%	485,392	2010
	9.200014	11.272730	22.53%	286,319	2009
	12.437405	9.200014	-26.03%	201,868	2008
	11.605434	12.437405	7.17%	74,525	2007
	10.713685	11.605434	8.32%	16,741	2006
	10.000000	10.713685	7.14%	1,739	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.165396	12.618539	13.01%	1,651,824	2010
	8.786820	11.165396	27.07%	735,817	2009
	13.227994	8.786820	-33.57%	299,412	2008
	12.169729	13.227994	8.70%	143,421	2007
	11.020914	12.169729	10.42%	61,530	2006
	10.000000	11.020914	10.21%	3,325	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.907377	12.495314	14.56%	51,353	2010
	8.411623	10.907377	29.67%	39,193	2009
	13.763321	8.411623	-38.88%	25,496	2008
	12.535369	13.763321	9.80%	25,457	2007
	11.229430	12.535369	11.63%	19,760	2006
	10.000000	11.229430	12.29%	3,875	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.632820	17.235639	17.79%	79,662	2010
	10.030983	14.632820	45.88%	85,295	2009
	22.256534	10.030983	-54.93%	82,415	2008
	15.460332	22.256534	43.96%	71,005	2007
	13.411310	15.460332	15.28%	35,049	2006
	10.000000	13.411310	34.11%	8,501	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.589574	15.437284	13.60%	598,406	2010
	10.584588	13.589574	28.39%	497,697	2009
	18.724223	10.584588	-43.47%	455,007	2008
	18.705230	18.724223	0.10%	436,907	2007
	15.777855	18.705230	18.55%	317,963	2006
	15.118716	15.777855	4.36%	261,250	2005
	13.749992	15.118716	9.95%	137,706	2004
	10.000000	13.749992	37.50%	24,248	2003*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.834093	15.713867	22.44%	195,959	2010
	10.146051	12.834093	26.49%	147,518	2009
	19.479922	10.146051	-47.92%	100,391	2008
	15.559606	19.479922	25.20%	112,728	2007
	14.769421	15.559606	5.35%	97,936	2006
	14.161509	14.769421	4.29%	97,177	2005
	13.892476	14.161509	1.94%	71,973	2004
	10.000000	13.892476	38.92%	10,372	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.368667	13.149276	6.31%	2,085,109	2010
	10.836274	12.368667	14.14%	2,523,159	2009
	11.355411	10.836274	-4.57%	2,379,044	2008
	11.037441	11.355411	2.88%	2,294,105	2007
	10.721986	11.037441	2.94%	873,652	2006
	10.644691	10.721986	0.73%	286,600	2005
	10.335483	10.644691	2.99%	132,568	2004
	10.000000	10.335483	3.35%	20,689	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.597277	27.448841	27.09%	554,162	2010
	15.633776	21.597277	38.14%	471,558	2009
	26.188192	15.633776	-40.30%	414,031	2008
	22.971128	26.188192	14.00%	355,875	2007
	20.673509	22.971128	11.11%	253,238	2006
	17.720724	20.673509	16.66%	204,921	2005
	14.380974	17.720724	23.22%	137,987	2004
	10.000000	14.380974	43.81%	17,648	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.170300	20.265788	11.53%	17,077	2010
	14.563164	18.170300	24.77%	6,116	2009
	26.289867	14.563164	-44.61%	6,353	2008
	22.722492	26.289867	15.70%	9,831	2007
	19.517361	22.722492	16.42%	10,476	2006
	16.621745	19.517361	17.42%	10,745	2005
	14.839398	16.621745	12.01%	11,290	2004
	10.000000	14.839398	48.39%	5,060	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.078842	13.471412	11.53%	242,690	2010
	9.682539	12.078842	24.75%	182,022	2009
	17.474744	9.682539	-44.59%	164,573	2008
	15.102611	17.474744	15.71%	148,288	2007
	12.967855	15.102611	16.46%	124,907	2006
	11.047743	12.967855	17.38%	101,380	2005
	10.000000	11.047743	10.48%	50,498	2004*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.002078	21.233217	24.89%	19,427	2010
	10.944702	17.002078	55.35%	21,698	2009
	22.729091	10.944702	-51.85%	27,252	2008
	21.808314	22.729091	4.22%	34,299	2007
	19.017044	21.808314	14.68%	36,574	2006
	18.781893	19.017044	1.25%	31,674	2005
	16.690522	18.781893	12.53%	23,979	2004
	10.000000	16.690522	66.91%	6,401	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.639189	11.849673	11.38%	734,403	2010
	7.937530	10.639189	34.04%	718,515	2009
	11.415294	7.937530	-30.47%	631,850	2008
	11.130667	11.415294	2.56%	590,457	2007
	10.000000	11.130667	11.31%	135,414	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.803199	16.461351	19.26%	241,615	2010
	11.899829	13.803199	15.99%	258,618	2009
	16.513537	11.899829	-27.94%	285,803	2008
	17.168132	16.513537	-3.81%	394,501	2007
	14.828269	17.168132	15.78%	432,966	2006
	14.503361	14.828269	2.24%	375,400	2005
	13.218232	14.503361	9.72%	138,090	2004
	10.000000	13.218232	32.18%	23,994	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.922968	22.717145	26.75%	362,509	2010
	14.038386	17.922968	27.67%	506,236	2009
	21.202291	14.038386	-33.79%	152,690	2008
	21.973252	21.202291	-3.51%	172,733	2007
	19.001500	21.973252	15.64%	138,228	2006
	17.672605	19.001500	7.52%	90,791	2005
	14.447416	17.672605	22.32%	37,505	2004
	10.000000	14.447416	44.47%	8,028	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.504046	9.268258	8.99%	102,030	2010
	6.604890	8.504046	28.75%	80,046	2009
	10.000000	6.604890	-33.95%	28,608	2008*

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.349715	18.992316	16.16%	40,596	2010
	9.580883	16.349715	70.65%	47,421	2009
	20.479456	9.580883	-53.22%	58,710	2008
	16.098968	20.479456	27.21%	79,774	2007
	12.706625	16.098968	26.70%	50,692	2006
	10.000000	12.706625	27.07%	13,850	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.269721	20.649570	7.16%	5,884	2010
	14.224700	19.269721	35.47%	6,723	2009
	24.136152	14.224700	-41.06%	8,225	2008
	21.149341	24.136152	14.12%	15,490	2007
	17.616721	21.149341	20.05%	17,346	2006
	16.176154	17.616721	8.91%	21,371	2005
	13.806194	16.176154	17.17%	30,349	2004
	10.000000	13.806194	38.06%	11,581	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.750921	14.735603	7.16%	308,757	2010
	10.139330	13.750921	35.62%	325,573	2009
	17.208279	10.139330	-41.08%	1,374,942	2008
	15.080228	17.208279	14.11%	843,770	2007
	12.559684	15.080228	20.07%	360,712	2006
	11.536447	12.559684	8.87%	125,053	2005
	10.000000	11.536447	15.36%	35,533	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.785942	16.717648	13.06%	222,796	2010
	12.602913	14.785942	17.32%	170,062	2009
	12.004450	12.602913	4.99%	193,109	2008
	10.938098	12.004450	9.75%	191,833	2007
	9.805659	10.938098	11.55%	106,061	2006
	10.000000	9.805659	-1.94%	18,959	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.316321	3.16%	1,429	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.291768	12.92%	1,307	2010*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.840138	13.483719	13.88%	10,639	2010
	9.922204	11.840138	19.33%	16,441	2009
	17.495452	9.922204	-43.29%	19,234	2008
	15.841438	17.495452	10.44%	21,991	2007
	15.109879	15.841438	4.84%	21,353	2006
	14.077552	15.109879	7.33%	16,235	2005
	13.393156	14.077552	5.11%	12,723	2004
	10.000000	13.393156	33.93%	5,726	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.867684	18.582729	17.11%	31,967	2010
	11.305219	15.867684	40.36%	27,839	2009
	21.631595	11.305219	-47.74%	24,923	2008
	19.796443	21.631595	9.27%	27,427	2007
	17.225829	19.796443	14.92%	31,463	2006
	15.947910	17.225829	8.01%	27,423	2005
	13.996305	15.947910	13.94%	19,105	2004
	10.000000	13.996305	39.96%	225	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.873555	12.755306	7.43%	138,758	2010
	10.000000	11.873555	18.74%	43,909	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.150346	17.260958	6.88%	12,700	2010
	13.009955	16.150346	24.14%	15,306	2009
	15.679494	13.009955	-17.03%	11,815	2008
	14.383232	15.679494	9.01%	20,356	2007
	13.177656	14.383232	9.15%	19,447	2006
	12.381972	13.177656	6.43%	21,396	2005
	11.566752	12.381972	7.05%	32,350	2004
	10.000000	11.566752	15.67%	17,105	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.778978	19.765890	5.26%	201,858	2010
	13.010568	18.778978	44.34%	89,232	2009
	23.634716	13.010568	-44.95%	58,748	2008
	17.499988	23.634716	35.06%	24,691	2007
	16.224004	17.499988	7.86%	7,665	2006
	14.581300	16.224004	11.27%	5,460	2005
	12.504147	14.581300	16.61%	5,385	2004
	10.000000	12.504147	25.04%	257	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.266270	12.66%	7,187	2010*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.855871	28.248365	23.59%	78,827	2010
	12.911924	22.855871	77.01%	215,940	2009
	27.333053	12.911924	-52.76%	283,141	2008
	21.591304	27.333053	26.59%	174,323	2007
	14.889076	21.591304	45.01%	100,992	2006
	11.408889	14.889076	30.50%	8,616	2005
	10.000000	11.408889	14.09%	5,949	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.886132	41.876759	23.58%	474	2010
	19.143301	33.886132	77.01%	1,592	2009
	40.540238	19.143301	-52.78%	1,593	2008
	32.037740	40.540238	26.54%	3,697	2007
	22.102874	32.037740	44.95%	3,698	2006
	16.946477	22.102874	30.43%	3,699	2005
	14.444423	16.946477	17.32%	5,764	2004
	10.000000	14.444423	44.44%	3,441	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.013209	15.535406	10.86%	28,460	2010
	10.191716	14.013209	37.50%	30,583	2009
	16.360596	10.191716	-37.71%	35,636	2008
	14.908348	16.360596	9.74%	46,560	2007
	14.054703	14.908348	6.07%	58,769	2006
	13.641189	14.054703	3.03%	53,716	2005
	12.662180	13.641189	7.73%	16,126	2004
	10.000000	12.662180	26.62%	2,850	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.019700	17.611740	9.94%	976,377	2010
	13.234707	16.019700	21.04%	1,045,304	2009
	19.906881	13.234707	-33.52%	160,684	2008
	18.718319	19.906881	6.35%	118,579	2007
	15.713331	18.718319	19.12%	72,636	2006
	14.930108	15.713331	5.25%	36,095	2005
	13.153700	14.930108	13.51%	6,874	2004
	10.000000	13.153700	31.54%	1,312	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.760516	7.61%	100,433	2010*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.111514	12.142817	9.28%	71,497	2010
	8.948104	11.111514	24.18%	100,887	2009
	12.763276	8.948104	-31.17%	147,540	2008
	12.080186	12.763276	5.65%	149,015	2007
	11.067149	12.080186	9.15%	143,662	2006
	10.765357	11.067149	2.80%	131,889	2005
	10.000000	10.765357	7.65%	98,583	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.220352	12.327064	20.61%	0	2010
	7.686533	10.220352	32.96%	0	2009
	14.517764	7.686533	-47.05%	14,051	2008
	14.230346	14.517764	2.02%	1,059,807	2007
	11.660586	14.230346	22.04%	439,521	2006
	10.000000	11.660586	16.61%	9,044	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.312225	10.732383	4.07%	966,491	2010
	9.205394	10.312225	12.02%	1,253,496	2009
	10.757043	9.205394	-14.42%	2,007,434	2008
	10.387234	10.757043	3.56%	1,791,832	2007
	10.084028	10.387234	3.01%	690,329	2006
	10.055878	10.084028	0.28%	125,018	2005
	10.094213	10.055878	-0.38%	65,827	2004
	10.000000	10.094213	0.94%	16,335	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.481440	13.575238	18.24%	3,748	2010
	9.462012	11.481440	21.34%	4,465	2009
	15.815002	9.462012	-40.17%	5,122	2008
	15.918034	15.815002	-0.65%	8,469	2007
	15.299187	15.918034	4.04%	7,683	2006
	15.040887	15.299187	1.72%	5,752	2005
	13.600525	15.040887	10.59%	5,170	2004
	10.000000	13.600525	36.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.504527	16.400315	21.44%	73,609	2010
	10.394877	13.504527	29.92%	73,700	2009
	17.365394	10.394877	-40.14%	79,308	2008
	16.325586	17.365394	6.37%	1,473,999	2007
	14.524712	16.325586	12.40%	547,272	2006
	13.750324	14.524712	5.63%	21,220	2005
	12.279585	13.750324	11.98%	10,850	2004
	10.000000	12.279585	22.80%	0	2003*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.455035	13.931081	11.85%	770,123	2010
	10.000000	12.455035	24.55%	24,889	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.307778	10.306485	10.73%	20,751,896	2010
	7.629628	9.307778	22.00%	12,698,235	2009
	10.991163	7.629628	-30.58%	5,615,955	2008
	10.476339	10.991163	4.91%	3,393,826	2007
	10.000000	10.476339	4.76%	1,008,088	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.514432	11.016128	4.77%	6,051,683	2010
	9.484428	10.514432	10.86%	3,441,979	2009
	10.645730	9.484428	-10.91%	1,276,507	2008
	10.458382	10.645730	1.79%	476,976	2007
	10.000000	10.458382	4.58%	36,431	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.326441	11.361285	10.02%	548,806	2010
	7.377345	10.326441	39.98%	419,828	2009
	12.162544	7.377345	-39.34%	321,643	2008
	10.759272	12.162544	13.04%	197,387	2007
	10.000000	10.759272	7.59%	29,820	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.605881	10.054668	16.83%	1,159,400	2010
	6.273149	8.605881	37.19%	947,533	2009
	11.375941	6.273149	-44.86%	828,110	2008
	10.285224	11.375941	10.60%	495,029	2007
	10.000000	10.285224	2.85%	134,316	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	8,186,910	2010
	6.009658	7.763734	29.19%	4,467,865	2009
	9.816107	6.009658	-38.78%	1,389,468	2008
	10.000000	9.816107	-1.84%	334,511	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.093811	16.882971	11.85%	13,587	2010
	10.458553	15.093811	44.32%	15,229	2009
	14.692698	10.458553	-28.82%	19,491	2008
	14.412770	14.692698	1.94%	33,077	2007
	13.182227	14.412770	9.33%	42,121	2006
	13.025117	13.182227	1.21%	53,160	2005
	11.968242	13.025117	8.83%	89,347	2004
	10.000000	11.968242	19.68%	2,458	2003*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	109,614	2010
	8.288832	11.969129	44.40%	108,149	2009
	11.662156	8.288832	-28.93%	122,554	2008
	11.436266	11.662156	1.98%	129,153	2007
	10.460288	11.436266	9.33%	102,554	2006
	10.000000	10.460288	4.60%	44,550	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.733391	8.820667	14.06%	97,324	2010
	5.114540	7.733391	51.20%	30,982	2009
	10.000000	5.114540	-48.85%	2,461	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.952881	9.713768	22.14%	1,149,815	2010
	6.128884	7.952881	29.76%	2,015,768	2009
	10.000000	6.128884	-38.71%	2,408,312	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	81,041	2010
	6.363626	8.127013	27.71%	7,772	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	6,915,872	2010
	7.927537	9.389621	18.44%	3,148,808	2009
	10.000000	7.927537	-20.72%	448,773	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	13,616,562	2010
	7.204634	8.842676	22.74%	7,515,199	2009
	10.000000	7.204634	-27.95%	1,138,664	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	3,133,824	2010
	9.078992	10.143105	11.72%	1,900,192	2009
	10.000000	9.078992	-9.21%	474,456	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	13,561,034	2010
	7.562819	9.116587	20.54%	6,698,757	2009
	10.000000	7.562819	-24.37%	1,374,242	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	2,511,540	2010
	6.841204	8.559890	25.12%	1,581,447	2009
	10.000000	6.841204	-31.59%	768,311	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	3,813,929	2010
	8.307908	9.664334	16.33%	1,930,284	2009
	10.000000	8.307908	-16.92%	283,603	2008*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.569931	11.156576	5.55%	696,503	2010
	9.846940	10.569931	7.34%	1,064,883	2009
	10.000000	9.846940	-1.53%	1,798	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	125,920	2010
	9.852755	11.340265	15.10%	42,831	2009
	10.000000	9.852755	-1.47%	14,176	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.815985	38.746446	14.58%	483	2010
	20.975923	33.815985	61.21%	483	2009
	50.440300	20.975923	-58.41%	483	2008
	35.146754	50.440300	43.51%	767	2007
	26.082562	35.146754	34.75%	767	2006
	19.938759	26.082562	30.81%	1,279	2005
	16.747920	19.938759	19.05%	1,280	2004
	10.000000	16.747920	67.48%	35	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	20.083189	23.006594	14.56%	78,524	2010
	12.457530	20.083189	61.21%	50,527	2009
	29.909118	12.457530	-58.35%	60,364	2008
	20.803597	29.909118	43.77%	72,653	2007
	15.411174	20.803597	34.99%	45,587	2006
	11.767045	15.411174	30.97%	22,494	2005
	10.000000	11.767045	17.67%	7,932	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.304475	12.744590	3.58%	1,400,899	2010
	12.121741	12.304475	1.51%	2,022,923	2009
	11.383970	12.121741	6.48%	2,374,849	2008
	10.747750	11.383970	5.92%	1,924,880	2007
	10.520907	10.747750	2.16%	826,936	2006
	10.306612	10.520907	2.08%	239,662	2005
	10.097116	10.306612	2.07%	126,068	2004
	10.000000	10.097116	0.97%	24,373	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.993821	7.812388	11.70%	110,931	2010
	5.465521	6.993821	27.96%	59,432	2009
	10.000000	5.465521	-45.34%	9,687	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.412370	8.930901	6.16%	39,027	2010
	6.617105	8.412370	27.13%	12,193	2009
	11.762888	6.617105	-43.75%	9,749	2008
	10.879072	11.762888	8.12%	4,938	2007
	10.000000	10.879072	8.79%	394	2006*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.741444	17.836829	13.31%	575,015	2010
	12.518763	15.741444	25.74%	575,318	2009
	20.052686	12.518763	-37.57%	559,049	2008
	19.146442	20.052686	4.73%	501,208	2007
	16.572991	19.146442	15.53%	450,815	2006
	15.533235	16.572991	6.69%	326,252	2005
	13.780963	15.533235	12.72%	186,381	2004
	10.000000	13.780963	37.81%	39,679	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	2,558,117	2010
	10.000000	11.550746	15.51%	976,583	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	4,193,422	2010
	10.000000	12.110672	21.11%	1,520,438	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.471040	13.054060	4.67%	3,107,989	2010
	11.565462	12.471040	7.83%	2,130,762	2009
	12.449849	11.565462	-7.10%	1,471,803	2008
	11.952305	12.449849	4.16%	843,905	2007
	11.388958	11.952305	4.95%	773,895	2006
	11.152306	11.388958	2.12%	784,722	2005
	10.780499	11.152306	3.45%	615,201	2004
	10.000000	10.780499	7.80%	162,494	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.218297	15.588745	9.64%	14,759,428	2010
	12.073397	14.218297	17.77%	12,723,507	2009
	15.902704	12.073397	-24.08%	9,825,685	2008
	15.226962	15.902704	4.44%	9,169,860	2007
	13.833145	15.226962	10.08%	6,334,735	2006
	13.283730	13.833145	4.14%	3,015,212	2005
	12.268354	13.283730	8.28%	1,607,992	2004
	10.000000	12.268354	22.68%	225,549	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.230066	16.987195	11.54%	6,896,111	2010
	12.385996	15.230066	22.96%	7,304,794	2009
	18.263302	12.385996	-32.18%	7,158,893	2008
	17.406379	18.263302	4.92%	6,636,184	2007
	15.372992	17.406379	13.23%	4,518,346	2006
	14.524167	15.372992	5.84%	1,470,282	2005
	13.107980	14.524167	10.80%	880,437	2004
	10.000000	13.107980	31.08%	93,688	2003*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.418114	14.393460	7.27%	4,179,935	2010
	11.848856	13.418114	13.24%	3,587,493	2009
	14.109371	11.848856	-16.02%	2,688,580	2008
	13.484310	14.109371	4.64%	2,426,440	2007
	12.581077	13.484310	7.18%	1,923,386	2006
	12.180624	12.581077	3.29%	1,428,811	2005
	11.499098	12.180624	5.93%	973,442	2004
	10.000000	11.499098	14.99%	104,433	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.866024	22.288107	24.75%	101,217	2010
	13.216175	17.866024	35.18%	78,182	2009
	21.043186	13.216175	-37.19%	83,825	2008
	19.793057	21.043186	6.32%	87,102	2007
	18.220786	19.793057	8.63%	89,577	2006
	16.442762	18.220786	10.81%	89,379	2005
	14.372884	16.442762	14.40%	59,615	2004
	10.000000	14.372884	43.73%	10,508	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.744251	10.620705	-1.15%	2,628,276	2010
	10.864686	10.744251	-1.11%	1,966,150	2009
	10.769904	10.864686	0.88%	1,510,999	2008
	10.397563	10.769904	3.58%	1,253,507	2007
	10.062340	10.397563	3.33%	864,340	2006
	9.914556	10.062340	1.49%	514,625	2005
	9.949175	9.914556	-0.35%	76,313	2004
	10.000000	9.949175	-0.51%	28,572	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.556122	13.725856	9.32%	404,148	2010
	10.212412	12.556122	22.95%	252,542	2009
	12.491118	10.212412	-18.24%	192,261	2008
	12.078610	12.491118	3.42%	149,906	2007
	11.654865	12.078610	3.64%	113,884	2006
	11.538532	11.654865	1.01%	105,766	2005
	10.956856	11.538532	5.31%	47,128	2004
	10.000000	10.956856	9.57%	2,273	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.176393	9.198227	12.50%	1,210,761	2010
	6.077196	8.176393	34.54%	1,873,432	2009
	10.000000	6.077196	-39.23%	1,942,365	2008*

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	15.043154	15.746802	4.68%	386	2010
	11.750680	15.043154	28.02%	386	2009
	22.211152	11.750680	-47.10%	386	2008
	21.878393	22.211152	1.52%	386	2007
	18.081550	21.878393	21.00%	386	2006
	16.362769	18.081550	10.50%	386	2005
	13.794301	16.362769	18.62%	386	2004
	10.000000	13.794301	37.94%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.576559	11.066662	4.63%	463,146	2010
	8.262755	10.576559	28.00%	369,443	2009
	15.610335	8.262755	-47.07%	914,797	2008
	15.377993	15.610335	1.51%	944,014	2007
	12.708823	15.377993	21.00%	312,250	2006
	11.499254	12.708823	10.52%	86,788	2005
	10.000000	11.499254	14.99%	34,361	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.070301	9.202757	14.03%	655,385	2010
	6.311593	8.070301	27.86%	1,099,010	2009
	10.000000	6.311593	-36.88%	1,337	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	198,260	2010
	6.299706	7.934264	25.95%	167,831	2009
	10.000000	6.299706	-37.00%	6,027	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.792888	9.742267	25.01%	904,247	2010
	6.221846	7.792888	25.25%	1,233,119	2009
	10.000000	6.221846	-37.78%	769,715	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	731,973	2010
	6.705806	8.648417	28.97%	1,002,459	2009
	10.000000	6.705806	-32.94%	1,438,590	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	12.037789	14.886743	23.67%	30,437	2010
	9.574786	12.037789	25.72%	29,826	2009
	18.117657	9.574786	-47.15%	24,581	2008
	16.739290	18.117657	8.23%	46,486	2007
	16.442630	16.739290	1.80%	18,385	2006
	15.439101	16.442630	6.50%	16,918	2005
	13.801295	15.439101	11.87%	12,916	2004
	10.000000	13.801295	38.01%	2,913	2003*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.430204	21.791420	25.02%	35,343	2010
	14.009965	17.430204	24.41%	39,410	2009
	20.935362	14.009965	-33.08%	39,469	2008
	22.830704	20.935362	-8.30%	43,628	2007
	19.723493	22.830704	15.75%	36,826	2006
	19.412385	19.723493	1.60%	31,723	2005
	16.785277	19.412385	15.65%	22,889	2004
	10.000000	16.785277	67.85%	2,201	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.232892	21.290055	23.54%	97,546	2010
	12.968402	17.232892	32.88%	101,136	2009
	21.282196	12.968402	-39.06%	224,549	2008
	21.130800	21.282196	0.72%	200,067	2007
	19.128034	21.130800	10.47%	158,258	2006
	17.275766	19.128034	10.72%	85,735	2005
	14.713013	17.275766	17.42%	52,566	2004
	10.000000	14.713013	47.13%	8,486	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.932384	14.474172	11.92%	739,769	2010
	10.419872	12.932384	24.11%	1,192,736	2009
	18.053627	10.419872	-42.28%	1,499,813	2008
	16.928560	18.053627	6.65%	1,174,551	2007
	15.101256	16.928560	12.10%	418,420	2006
	14.271744	15.101256	5.81%	9,785	2005
	13.181105	14.271744	8.27%	4,985	2004
	10.000000	13.181105	31.81%	2,098	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.211786	9.254814	28.33%	205,472	2010
	5.589945	7.211786	29.01%	178,182	2009
	10.000000	5.589945	-44.10%	5,866	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	442,723	2010
	9.866941	10.446897	5.88%	403,948	2009
	10.000000	9.866941	-1.33%	59,768	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.313887	14.639901	9.96%	8,333	2010
	10.000000	13.313887	33.14%	1,352	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.937743	13.878241	7.27%	885,023	2010
	10.000000	12.937743	29.38%	14,425	2009*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	1,002,285	2010
	10.000000	12.934195	29.34%	1,411,608	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.072345	16.059186	14.12%	467,172	2010
	11.098645	14.072345	26.79%	355,745	2009
	17.884339	11.098645	-37.94%	397,639	2008
	18.577828	17.884339	-3.73%	949,816	2007
	16.262888	18.577828	14.23%	453,418	2006
	15.826204	16.262888	2.76%	96,807	2005
	13.674044	15.826204	15.74%	45,580	2004
	10.000000	13.674044	36.74%	9,081	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.874272	14.720264	14.34%	256,596	2010
	9.344243	12.874272	37.78%	265,118	2009
	15.846799	9.344243	-41.03%	296,107	2008
	15.116328	15.846799	4.83%	305,339	2007
	13.025388	15.116328	16.05%	273,346	2006
	11.553527	13.025388	12.74%	164,938	2005
	10.000000	11.553527	15.54%	81,272	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.886761	22.745144	14.37%	10,253	2010
	14.436640	19.886761	37.75%	10,324	2009
	24.476392	14.436640	-41.02%	10,882	2008
	23.343167	24.476392	4.85%	13,476	2007
	20.120354	23.343167	16.02%	14,608	2006
	17.844773	20.120354	12.75%	15,691	2005
	15.185545	17.844773	17.51%	19,884	2004
	10.000000	15.185545	51.86%	6,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.527302	2.854752	12.96%	147,175	2010
	2.022443	2.527302	24.96%	67,821	2009
	9.574573	2.022443	-78.88%	62,506	2008
	10.000000	9.574573	-4.25%	28,629	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.685734	4.169505	13.13%	22,724	2010
	2.960382	3.685734	24.50%	25,666	2009
	13.977407	2.960382	-78.82%	29,875	2008
	14.207523	13.977407	-1.62%	43,307	2007
	13.158348	14.207523	7.97%	62,843	2006
	13.049343	13.158348	0.84%	62,281	2005
	12.141015	13.049343	7.48%	45,847	2004
	10.000000	12.141015	21.41%	10,370	2003*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.298130	15.225622	14.49%	899,222	2010
	10.510501	13.298130	26.52%	1,245,937	2009
	17.324795	10.510501	-39.33%	1,408,510	2008
	16.828784	17.324795	2.95%	1,166,720	2007
	14.834684	16.828784	13.44%	547,989	2006
	14.192053	14.834684	4.53%	95,916	2005
	13.154162	14.192053	7.89%	69,371	2004
	10.000000	13.154162	31.54%	17,866	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.744186	21.584374	21.64%	127,476	2010
	13.113862	17.744186	35.31%	101,069	2009
	21.399140	13.113862	-38.72%	444,737	2008
	21.955079	21.399140	-2.53%	300,587	2007
	19.370473	21.955079	13.34%	131,048	2006
	17.860093	19.370473	8.46%	47,036	2005
	15.160168	17.860093	17.81%	40,388	2004
	10.000000	15.160168	51.60%	4,257	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.881912	11.764923	8.11%	37,149	2010
	10.000000	10.881912	8.82%	15,301	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.961461	11.397306	3.98%	972,855	2010
	10.000000	10.961461	9.61%	718,570	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.656463	13.179160	13.06%	19,618	2010
	9.083964	11.656463	28.32%	22,663	2009
	14.990773	9.083964	-39.40%	26,777	2008
	16.140864	14.990773	-7.13%	30,248	2007
	14.086781	16.140864	14.58%	33,133	2006
	13.542179	14.086781	4.02%	34,344	2005
	12.329674	13.542179	9.83%	16,315	2004
	10.000000	12.329674	23.30%	1,928	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.934733	16.243221	8.76%	1,316	2010
	12.122313	14.934733	23.20%	1,430	2009
	21.880176	12.122313	-44.60%	1,430	2008
	20.426997	21.880176	7.11%	1,942	2007
	16.179193	20.426997	26.25%	1,986	2006
	14.587540	16.179193	10.91%	1,986	2005
	12.700361	14.587540	14.86%	1,986	2004
	10.000000	12.700361	27.00%	365	2003*

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.987700	16.702690	19.41%	7,052	2010
	8.633740	13.987700	62.01%	4,785	2009
	13.871050	8.633740	-37.76%	6,810	2008
	13.299138	13.871050	4.30%	6,500	2007
	12.759864	13.299138	4.23%	9,086	2006
	12.212644	12.759864	4.48%	8,899	2005
	11.762739	12.212644	3.82%	9,891	2004
	10.000000	11.762739	17.63%	3,534	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.555188	5.55%	3,888	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.918054	11.532700	5.63%	71,735	2010
	10.097843	10.918054	8.12%	68,338	2009
	11.408108	10.097843	-11.49%	1,180,775	2008
	10.969146	11.408108	4.00%	1,291,473	2007
	10.714855	10.969146	2.37%	433,087	2006
	10.428901	10.714855	2.74%	54,759	2005
	10.137329	10.428901	2.88%	32,933	2004
	10.000000	10.137329	1.37%	5,646	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.967320	20.575707	8.48%	1,367	2010
	14.747139	18.967320	28.62%	1,535	2009
	17.547321	14.747139	-15.96%	1,556	2008
	16.685601	17.547321	5.16%	1,563	2007
	15.233456	16.685601	9.53%	3,065	2006
	13.742442	15.233456	10.85%	3,071	2005
	12.629396	13.742442	8.81%	3,461	2004
	10.000000	12.629396	26.29%	164	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.825485	18.25%	15,451	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.532630	13.917887	11.05%	2,361	2010
	9.978181	12.532630	25.60%	2,166	2009
	16.246396	9.978181	-38.58%	6,704	2008
	14.948726	16.246396	8.68%	8,990	2007
	13.302277	14.948726	12.38%	7,772	2006
	12.374294	13.302277	7.50%	5,059	2005
	11.414887	12.374294	8.40%	2,094	2004
	10.000000	11.414887	14.15%	0	2003*

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.992417	11.190263	11.99%	0	2010
	8.755499	9.992417	14.13%	0	2009
	12.495383	8.755499	-29.93%	0	2008
	11.749097	12.495383	6.35%	0	2007
	10.598769	11.749097	10.85%	0	2006
	10.212427	10.598769	3.78%	0	2005
	10.000000	10.212427	2.12%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.622825	26.23%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.358197	16.739917	25.32%	44,598	2010
	8.853008	13.358197	50.89%	13,808	2009
	15.289624	8.853008	-42.10%	0	2008
	13.591399	15.289624	12.49%	0	2007
	11.200593	13.591399	21.35%	0	2006
	10.664779	11.200593	5.02%	0	2005
	10.000000	10.664779	6.65%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	12.217550	12.927209	5.81%	2,116	2010
	11.035993	12.217550	10.71%	2,116	2009
	10.903707	11.035993	1.21%	2,116	2008
	10.388093	10.903707	4.96%	2,116	2007
	10.122304	10.388093	2.63%	2,116	2006
	10.049066	10.122304	0.73%	2,116	2005
	10.000000	10.049066	0.49%	0	2004*

111

Maximum Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.253944	11.208033	9.30%	0	2010
	8.792812	10.253944	16.62%	0	2009
	15.301802	8.792812	-42.54%	0	2008
	15.061957	15.301802	1.59%	0	2007
	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005
	12.161680	13.107223	7.77%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.051079	18.463065	22.67%	0	2010
	10.888056	15.051079	38.23%	0	2009
	17.489150	10.888056	-37.74%	0	2008
	17.780205	17.489150	-1.64%	0	2007
	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005
	13.474207	15.547106	15.38%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.983615	11.188033	1.86%	0	2010
	10.284462	10.983615	6.80%	0	2009
	10.784814	10.284462	-4.64%	0	2008
	10.166527	10.784814	6.08%	0	2007
	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005
	10.233466	10.492436	2.53%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.634491	11.733445	10.33%	0	2010
	9.318527	10.634491	14.12%	0	2009
	14.734347	9.318527	-36.76%	0	2008
	15.274633	14.734347	-3.54%	0	2007
	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005
	12.212151	13.321705	9.09%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.221044	12.936880	15.29%	0	2010
	8.921263	11.221044	25.78%	0	2009
	12.196336	8.921263	-26.85%	0	2008
	12.901691	12.196336	-5.47%	0	2007
	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.924613	12.683088	6.36%	0	2010
	10.000000	11.924613	19.25%	0	2009*

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.066118	17.150860	21.93%	0	2010
	11.610534	14.066118	21.15%	0	2009
	17.344711	11.610534	-33.06%	0	2008
	18.020861	17.344711	-3.75%	0	2007
	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005
	13.242468	15.640441	18.11%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.924784	12.125325	10.99%	0	2010
	8.944671	10.924784	22.14%	0	2009
	14.728065	8.944671	-39.27%	0	2008
	14.479129	14.728065	1.72%	0	2007
	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005
	11.983651	12.814400	6.93%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.132297	12.410446	11.48%	0	2010
	9.399082	11.132297	18.44%	0	2009
	13.802657	9.399082	-31.90%	0	2008
	13.333094	13.802657	3.52%	0	2007
	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005
	11.355502	11.733920	1.55%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.795706	11.149943	26.77%	0	2010
	7.217638	8.795706	21.86%	0	2009
	11.970611	7.217638	-39.71%	0	2008
	13.926865	11.970611	-14.05%	0	2007
	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005
	12.612208	13.571167	7.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.762012	11.785179	9.51%	0	2010
	9.805582	10.762012	9.75%	0	2009
	14.388496	9.805582	-31.85%	0	2008
	13.545346	14.388496	6.22%	0	2007
	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005
	11.802304	12.249599	3.79%	0	2004

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.432720	10.946648	4.93%	0	2010
	8.960295	10.432720	16.43%	0	2009
	10.002438	8.960295	-10.42%	0	2008
	9.819422	10.002438	1.86%	0	2007
	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005
	9.951590	9.963215	0.12%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.271943	11.202483	9.06%	0	2010
	8.551895	10.271943	20.11%	0	2009
	11.794229	8.551895	-27.49%	0	2008
	11.227925	11.794229	5.04%	0	2007
	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.174021	11.271537	10.79%	0	2010
	8.167735	10.174021	24.56%	0	2009
	12.543972	8.167735	-34.89%	0	2008
	11.773904	12.543972	6.54%	0	2007
	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	9.938798	11.161361	12.30%	0	2010
	7.818906	9.938798	27.11%	0	2009
	13.051638	7.818906	-40.09%	0	2008
	12.127667	13.051638	7.62%	0	2007
	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.332991	15.395119	15.47%	0	2010
	9.323947	13.332991	43.00%	0	2009
	21.105881	9.323947	-55.82%	0	2008
	14.957678	21.105881	41.10%	0	2007
	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.910636	12.149852	11.36%	0	2010
	8.669099	10.910636	25.86%	0	2009
	15.645403	8.669099	-44.59%	0	2008
	15.945844	15.645403	-1.88%	0	2007
	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005
	12.441944	13.410680	7.79%	0	2004

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.092914	12.114143	20.03%	0	2010
	8.139562	10.092914	24.00%	0	2009
	15.943213	8.139562	-48.95%	0	2008
	12.992170	15.943213	22.71%	0	2007
	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005
	12.313275	12.304098	-0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.609884	11.057037	4.21%	0	2010
	9.482361	10.609884	11.89%	0	2009
	10.136610	9.482361	-6.45%	0	2008
	10.052096	10.136610	0.84%	0	2007
	9.960755	10.052096	0.92%	0	2006
	10.087403	9.960755	-1.26%	0	2005
	9.991469	10.087403	0.96%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.355509	22.869179	24.59%	2	2010
	13.554387	18.355509	35.42%	2	2009
	23.163116	13.554387	-41.48%	2	2008
	20.728729	23.163116	11.74%	2	2007
	19.029782	20.728729	8.93%	14	2006
	16.638846	19.029782	14.37%	416	2005
	13.774530	16.638846	20.79%	510	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.571433	17.025062	9.34%	0	2010
	12.731492	15.571433	22.31%	0	2009
	23.447130	12.731492	-45.70%	0	2008
	20.675483	23.447130	13.41%	0	2007
	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005
	14.332315	15.737183	9.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.789957	11.796854	9.33%	0	2010
	8.823493	10.789957	22.29%	0	2009
	16.245750	8.823493	-45.69%	0	2008
	14.324501	16.245750	13.41%	0	2007
	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005
	10.000000	10.903135	9.03%	0	2004*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.212601	16.175617	22.43%	2	2010
	8.676502	13.212601	52.28%	2	2009
	18.382872	8.676502	-52.80%	2	2008
	17.995089	18.382872	2.15%	3	2007
	16.006713	17.995089	12.42%	18	2006
	16.125908	16.006713	-0.74%	524	2005
	14.618587	16.125908	10.31%	642	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.889262	10.797327	9.18%	0	2010
	7.526389	9.889262	31.39%	0	2009
	11.042159	7.526389	-31.84%	0	2008
	10.984659	11.042159	0.52%	0	2007
	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.145921	13.030417	16.91%	0	2010
	9.802418	11.145921	13.71%	0	2009
	13.877318	9.802418	-29.36%	0	2008
	14.719429	13.877318	-5.72%	0	2007
	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005
	12.029439	12.938669	7.56%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.375565	17.861877	24.25%	0	2010
	11.486602	14.375565	25.15%	0	2009
	17.698412	11.486602	-35.10%	0	2008
	18.713312	17.698412	-5.42%	0	2007
	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005
	13.060042	15.660591	19.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.226101	8.788635	6.84%	0	2010
	6.517536	8.226101	26.21%	0	2009
	10.000000	6.517536	-34.82%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	14.898134	16.965288	13.88%	0	2010
	8.905778	14.898134	67.29%	0	2009
	19.420815	8.905778	-54.14%	0	2008
	15.575535	19.420815	24.69%	0	2007
	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.067484	16.878726	5.05%	0	2010
	12.099493	16.067484	32.79%	0	2009
	20.944254	12.099493	-42.23%	0	2008
	18.723686	20.944254	11.86%	0	2007
	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005
	12.973831	14.901196	14.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.283960	12.904183	5.05%	0	2010
	9.239891	12.283960	32.94%	0	2009
	15.998081	9.239891	-42.24%	0	2008
	14.303304	15.998081	11.85%	0	2007
	12.151583	14.303304	17.71%	0	2006
	11.385510	12.151583	6.73%	0	2005
	10.000000	11.385510	13.86%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.473631	14.933619	10.84%	0	2010
	11.715395	13.473631	15.01%	0	2009
	11.383625	11.715395	2.91%	0	2008
	10.582240	11.383625	7.57%	0	2007
	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.282589	2.83%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.254934	12.55%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.504594	10.610647	11.64%	0	2010
	8.125201	9.504594	16.98%	0	2009
	14.616017	8.125201	-44.41%	0	2008
	13.502003	14.616017	8.25%	0	2007
	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005
	12.116995	12.484939	3.04%	0	2004

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	12.795848	14.689995	14.80%	0	2010
	9.300052	12.795848	37.59%	0	2009
	18.154238	9.300052	-48.77%	0	2008
	16.950287	18.154238	7.10%	0	2007
	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005
	12.720643	14.208510	11.70%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.716690	12.338736	5.31%	0	2010
	10.000000	11.716690	17.17%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.382126	14.020410	4.77%	0	2010
	10.996797	13.382126	21.69%	0	2009
	13.520189	10.996797	-18.66%	0	2008
	12.653335	13.520189	6.85%	0	2007
	11.825372	12.653335	7.00%	0	2006
	11.334260	11.825372	4.33%	0	2005
	10.801061	11.334260	4.94%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.359012	15.847510	3.18%	0	2010
	10.855174	15.359012	41.49%	0	2009
	20.117417	10.855174	-46.04%	0	2008
	15.196861	20.117417	32.38%	0	2007
	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005
	11.525834	13.175480	14.31%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.118524	11.19%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.417535	24.737752	21.16%	0	2010
	11.766442	20.417535	73.52%	0	2009
	25.411524	11.766442	-53.70%	0	2008
	20.479334	25.411524	24.08%	0	2007
	14.405472	20.479334	42.16%	0	2006
	11.259564	14.405472	27.94%	0	2005
	10.000000	11.259564	12.60%	0	2004*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	27.909645	33.811698	21.15%	0	2010
	16.084135	27.909645	73.52%	0	2009
	34.750086	16.084135	-53.71%	0	2008
	28.017285	34.750086	24.03%	0	2007
	19.716764	28.017285	42.10%	0	2006
	15.420009	19.716764	27.86%	0	2005
	13.407697	15.420009	15.01%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.135683	12.101997	8.68%	0	2010
	8.261847	11.135683	34.78%	0	2009
	13.530208	8.261847	-38.94%	0	2008
	12.578640	13.530208	7.56%	0	2007
	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005
	11.340219	11.976042	5.61%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.065737	14.081083	7.77%	0	2010
	11.011503	13.065737	18.66%	0	2009
	16.896991	11.011503	-34.83%	0	2008
	16.209574	16.896991	4.24%	0	2007
	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005
	12.090719	13.452981	11.27%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.619427	6.19%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	9.933677	10.641688	7.13%	0	2010
	8.160563	9.933677	21.73%	0	2009
	11.874601	8.160563	-32.53%	0	2008
	11.466465	11.874601	3.56%	0	2007
	10.715684	11.466465	7.01%	0	2006
	10.632604	10.715684	0.78%	0	2005
	10.000000	10.632604	6.33%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.312675	11.011050	18.24%	0	2010
	7.144849	9.312675	30.34%	0	2009
	13.767063	7.144849	-48.10%	0	2008
	13.767599	13.767063	0.00%	0	2007
	11.507729	13.767599	19.64%	0	2006
	10.000000	11.507729	15.08%	0	2005*

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.965097	9.146323	2.02%	0	2010
	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.247398	10.718412	15.91%	0	2010
	7.774322	9.247398	18.95%	0	2009
	13.256294	7.774322	-41.35%	0	2008
	13.612747	13.256294	-2.62%	0	2007
	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005
	12.345804	13.384063	8.41%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.290622	13.476225	9.65%	0	2010
	10.000000	12.290622	22.91%	0	2009*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.824071	14.076597	19.05%	0	2010
	9.284580	11.824071	27.35%	0	2009
	15.823661	9.284580	-41.32%	0	2008
	15.177163	15.823661	4.26%	0	2007
	13.773885	15.177163	10.19%	0	2006
	13.301110	13.773885	3.55%	0	2005
	12.117377	13.301110	9.77%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.651441	9.390893	8.55%	0	2010
	7.234326	8.651441	19.59%	0	2009
	10.631792	7.234326	-31.96%	0	2008
	10.338853	10.631792	2.83%	0	2007
	10.000000	10.338853	3.39%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.773451	10.037844	2.71%	0	2010
	8.993354	9.773451	8.67%	0	2009
	10.297722	8.993354	-12.67%	0	2008
	10.321165	10.297722	-0.23%	0	2007
	10.000000	10.321165	3.21%	0	2006*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.598315	10.352092	7.85%	0	2010
	6.995106	9.598315	37.21%	0	2009
	11.764963	6.995106	-40.54%	0	2008
	10.618081	11.764963	10.80%	0	2007
	10.000000	10.618081	6.18%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	7.998790	9.161226	14.53%	0	2010
	5.947930	7.998790	34.48%	0	2009
	11.003922	5.947930	-45.95%	0	2008
	10.150195	11.003922	8.41%	0	2007
	10.000000	10.150195	1.50%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.361340	7.916207	7.54%	0	2010
	5.812841	7.361340	26.64%	0	2009
	9.686205	5.812841	-39.99%	0	2008
	10.000000	9.686205	-3.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.184103	13.359632	9.65%	0	2010
	8.612068	12.184103	41.48%	0	2009
	12.342412	8.612068	-30.22%	0	2008
	12.352212	12.342412	-0.08%	0	2007
	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005
	10.887570	11.615364	6.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.906882	11.959804	9.65%	0	2010
	7.704980	10.906882	41.56%	0	2009
	11.059094	7.704980	-30.33%	0	2008
	11.064275	11.059094	-0.05%	0	2007
	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.480276	8.363784	11.81%	0	2010
	5.046677	7.480276	48.22%	0	2009
	10.000000	5.046677	-49.53%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.692638	9.210778	19.73%	0	2010
	6.047648	7.692638	27.20%	0	2009
	10.000000	6.047648	-39.52%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.861180	8.756975	11.40%	0	2010
	6.279343	7.861180	25.19%	0	2009
	10.000000	6.279343	-37.21%	0	2008*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.082783	9.717226	6.99%	0	2010
	7.822749	9.082783	16.11%	0	2009
	10.000000	7.822749	-21.77%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.553603	9.315490	8.91%	0	2010
	7.109326	8.553603	20.32%	0	2009
	10.000000	7.109326	-28.91%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.811808	10.154305	3.49%	0	2010
	8.959123	9.811808	9.52%	0	2009
	10.000000	8.959123	-10.41%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.818601	9.517062	7.92%	0	2010
	7.462804	8.818601	18.17%	0	2009
	10.000000	7.462804	-25.37%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.280007	9.091525	9.80%	0	2010
	6.750662	8.280007	22.65%	0	2009
	10.000000	6.750662	-32.49%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.348588	9.877270	5.66%	0	2010
	8.198147	9.348588	14.03%	0	2009
	10.000000	8.198147	-18.02%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.224799	10.579445	3.47%	0	2010
	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.970067	11.492609	4.76%	0	2010
	9.722786	10.970067	12.83%	0	2009
	10.000000	9.722786	-2.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.176274	31.648576	12.32%	0	2010
	17.829196	28.176274	58.03%	0	2009
	43.740296	17.829196	-59.24%	0	2008
	31.094195	43.740296	40.67%	0	2007
	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005
	15.727041	18.354177	16.70%	0	2004

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	17.940511	20.147216	12.30%	0	2010
	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.647498	10.810828	1.53%	0	2010
	10.700397	10.647498	-0.49%	0	2009
	10.251268	10.700397	4.38%	0	2008
	9.874128	10.251268	3.82%	0	2007
	9.859690	9.874128	0.15%	0	2006
	9.852684	9.859690	0.07%	0	2005
	9.846665	9.852684	0.06%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.764988	7.407899	9.50%	0	2010
	5.393107	6.764988	25.44%	0	2009
	10.000000	5.393107	-46.07%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.818940	8.137306	4.07%	0	2010
	6.274147	7.818940	24.62%	0	2009
	11.378270	6.274147	-44.86%	0	2008
	10.736284	11.378270	5.98%	0	2007
	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.713282	14.121735	11.08%	3,259	2010
	10.314039	12.713282	23.26%	3,261	2009
	16.854466	10.314039	-38.81%	3,264	2008
	16.418390	16.854466	2.66%	3,266	2007
	14.496756	16.418390	13.26%	3,663	2006
	13.859809	14.496756	4.60%	6,343	2005
	12.543658	13.859809	10.49%	6,343	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.398134	12.128977	6.41%	0	2010
	10.000000	11.398134	13.98%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.950737	12.973714	8.56%	0	2010
	10.000000	11.950737	19.51%	0	2009*

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.666067	10.944522	2.61%	0	2010
	10.090576	10.666067	5.70%	0	2009
	11.080825	10.090576	-8.94%	0	2008
	10.853226	11.080825	2.10%	0	2007
	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005
	10.390939	10.537287	1.41%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.782881	12.663937	7.48%	18,209	2010
	10.206702	11.782881	15.44%	19,895	2009
	13.714855	10.206702	-25.58%	21,175	2008
	13.397773	13.714855	2.37%	24,976	2007
	12.415604	13.397773	7.91%	24,976	2006
	12.161677	12.415604	2.09%	24,976	2005
	11.458036	12.161677	6.14%	24,976	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.454242	13.617346	9.34%	8,469	2010
	10.332349	12.454242	20.54%	12,919	2009
	15.542404	10.332349	-33.52%	13,666	2008
	15.112881	15.542404	2.84%	14,359	2007
	13.615209	15.112881	11.00%	15,144	2006
	13.121486	13.615209	3.76%	16,209	2005
	12.080288	13.121486	8.62%	16,213	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.286601	11.868304	5.15%	0	2010
	10.167161	11.286601	11.01%	0	2009
	12.350672	10.167161	-17.68%	0	2008
	12.042332	12.350672	2.56%	0	2007
	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005
	10.900641	11.318966	3.84%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.253744	17.431426	22.29%	0	2010
	10.756251	14.253744	32.52%	0	2009
	17.472103	10.756251	-38.44%	0	2008
	16.766665	17.472103	4.21%	0	2007
	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005
	12.923532	14.493118	12.15%	0	2004

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.361404	9.071213	-3.10%	0	2010
	9.656837	9.361404	-3.06%	0	2009
	9.765229	9.656837	-1.11%	0	2008
	9.618391	9.765229	1.53%	0	2007
	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005
	9.769427	9.543386	-2.31%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.585964	11.343968	7.16%	0	2010
	8.783114	10.585964	20.53%	0	2009
	10.959160	8.783114	-19.86%	0	2008
	10.811610	10.959160	1.36%	0	2007
	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005
	10.410412	10.746841	3.23%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.909010	8.722109	10.28%	0	2010
	5.996721	7.909010	31.89%	0	2009
	10.000000	5.996721	-40.03%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.171196	13.515587	2.61%	0	2010
	10.495599	13.171196	25.49%	0	2009
	20.239318	10.495599	-48.14%	0	2008
	20.339644	20.239318	-0.49%	0	2007
	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005
	13.612162	15.828386	16.28%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.447822	9.690812	2.57%	0	2010
	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.806312	8.726316	11.79%	0	2010
	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.674657	8.384833	9.25%	0	2010
	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.537934	9.237900	22.55%	0	2010
	6.139399	7.537934	22.78%	0	2009
	10.000000	6.139399	-38.61%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.365535	9.697905	15.93%	0	2010
	6.616993	8.365535	26.43%	0	2009
	10.000000	6.616993	-33.83%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.554020	11.582367	21.23%	0	2010
	7.752146	9.554020	23.24%	0	2009
	14.965054	7.752146	-48.20%	0	2008
	14.106303	14.965054	6.09%	0	2007
	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005
	12.345324	13.538009	9.66%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.474912	16.514540	22.56%	0	2010
	11.048833	13.474912	21.96%	0	2009
	16.843634	11.048833	-34.40%	0	2008
	18.740532	16.843634	-10.12%	0	2007
	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005
	14.624984	16.580442	13.37%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	13.772382	16.679609	21.11%	0	2010
	10.572824	13.772382	30.26%	0	2009
	17.701030	10.572824	-40.27%	0	2008
	17.930864	17.701030	-1.28%	0	2007
	16.557154	17.930864	8.30%	0	2006
	15.253704	16.557154	8.55%	0	2005
	13.252203	15.253704	15.10%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.364947	11.372011	9.72%	0	2010
	8.519322	10.364947	21.66%	0	2009
	15.058676	8.519322	-43.43%	0	2008
	14.405951	15.058676	4.53%	0	2007
	13.108776	14.405951	9.90%	0	2006
	12.637236	13.108776	3.73%	0	2005
	11.906305	12.637236	6.14%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.975141	8.774897	25.80%	0	2010
	5.515499	6.975141	26.46%	0	2009
	10.000000	5.515499	-44.85%	0	2008*

126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.105744	10.029444	-0.76%	0	2010
	9.736749	10.105744	3.79%	0	2009
	10.000000	9.736749	-2.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.138174	14.161956	7.79%	0	2010
	10.000000	13.138174	31.38%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.767002	13.425143	5.16%	1	2010
	10.000000	12.767002	27.67%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.763453	13.152966	3.05%	0	2010
	10.000000	12.763453	27.63%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.317542	12.660907	11.87%	0	2010
	9.105570	11.317542	24.29%	0	2009
	14.968912	9.105570	-39.17%	0	2008
	15.864045	14.968912	-5.64%	0	2007
	14.165893	15.864045	11.99%	0	2006
	14.062094	14.165893	0.74%	0	2005
	12.394194	14.062094	13.46%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.500623	12.890548	12.09%	0	2010
	8.515248	11.500623	35.06%	0	2009
	14.732284	8.515248	-42.20%	0	2008
	14.337576	14.732284	2.75%	0	2007
	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005
	10.000000	11.402376	14.02%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.247507	18.216643	12.12%	0	2010
	12.032155	16.247507	35.03%	0	2009
	20.811338	12.032155	-42.18%	0	2008
	20.249435	20.811338	2.77%	0	2007
	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005
	13.982444	16.107036	15.19%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.396223	2.653309	10.73%	0	2010
	1.956116	2.396223	22.50%	0	2009
	9.447861	1.956116	-79.30%	0	2008
	10.000000	9.447861	-5.52%	0	2007*

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.946471	3.267477	10.89%	0	2010
	2.414209	2.946471	22.05%	0	2009
	11.629258	2.414209	-79.24%	0	2008
	12.059929	11.629258	-3.57%	0	2007
	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005
	10.939304	11.525843	5.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.726633	12.039374	12.24%	0	2010
	8.648730	10.726633	24.03%	0	2009
	14.543646	8.648730	-40.53%	0	2008
	14.413133	14.543646	0.91%	0	2007
	12.960166	14.413133	11.21%	0	2006
	12.647460	12.960166	2.47%	0	2005
	11.958328	12.647460	5.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.077483	16.786718	19.25%	0	2010
	10.613467	14.077483	32.64%	0	2009
	17.668621	10.613467	-39.93%	0	2008
	18.494580	17.668621	-4.47%	0	2007
	16.644797	18.494580	11.11%	0	2006
	15.654699	16.644797	6.32%	0	2005
	13.555395	15.654699	15.49%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.737936	11.380251	5.98%	0	2010
	10.000000	10.737936	7.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.816432	11.024649	1.93%	0	2010
	10.000000	10.816432	8.16%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.205946	11.311753	10.83%	0	2010
	8.113633	10.205946	25.79%	0	2009
	13.659717	8.113633	-40.60%	0	2008
	15.005451	13.659717	-8.97%	0	2007
	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005
	12.166821	13.099775	7.67%	0	2004

128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.076339	13.941784	6.62%	0	2010
	10.827587	13.076339	20.77%	0	2009
	19.937709	10.827587	-45.69%	0	2008
	18.990187	19.937709	4.99%	0	2007
	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005
	12.532545	14.111015	12.59%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.247313	14.336308	17.06%	0	2010
	7.711514	12.247313	58.82%	0	2009
	12.639354	7.711514	-38.99%	0	2008
	12.363454	12.639354	2.23%	0	2007
	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005
	11.607365	11.813630	1.78%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.416671	4.17%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.559700	9.898730	3.55%	0	2010
	9.019403	9.559700	5.99%	0	2009
	10.394856	9.019403	-13.23%	0	2008
	10.197094	10.394856	1.94%	0	2007
	10.160587	10.197094	0.36%	0	2006
	10.087881	10.160587	0.72%	0	2005
	10.003184	10.087881	0.85%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.498789	17.544974	6.34%	0	2010
	13.085802	16.498789	26.08%	0	2009
	15.884049	13.085802	-17.62%	0	2008
	15.409580	15.884049	3.08%	0	2007
	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005
	12.380465	13.205871	6.67%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.670296	16.70%	0	2010*

129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.916100	11.883716	8.86%	0	2010
	8.866066	10.916100	23.12%	0	2009
	14.726980	8.866066	-39.80%	0	2008
	13.824804	14.726980	6.53%	0	2007
	12.548955	13.824804	10.17%	0	2006
	11.907701	12.548955	5.39%	0	2005
	11.205459	11.907701	6.27%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.022083	9.904476	9.78%	0	2010
	8.064386	9.022083	11.88%	0	2009
	11.741123	8.064386	-31.32%	0	2008
	11.263256	11.741123	4.24%	0	2007
	10.364356	11.263256	8.67%	0	2006
	10.186903	10.364356	1.74%	0	2005
	10.000000	10.186903	1.87%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.507785	25.08%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.060665	14.816129	22.85%	0	2010
	8.153961	12.060665	47.91%	0	2009
	14.366648	8.153961	-43.24%	0	2008
	13.029356	14.366648	10.26%	0	2007
	10.952907	13.029356	18.96%	0	2006
	10.638143	10.952907	2.96%	0	2005
	10.000000	10.638143	6.38%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.031431	11.441942	3.72%	0	2010
	10.165109	11.031431	8.52%	0	2009
	10.245373	10.165109	-0.78%	0	2008
	9.958406	10.245373	2.88%	0	2007
	9.898347	9.958406	0.61%	0	2006
	10.023934	9.898347	-1.25%	0	2005
	10.000000	10.023934	0.24%	0	2004*

130

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code , and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code , including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value .

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code , including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or other eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

131

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value . In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value .   In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code ) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value .  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.   Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code .  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges . In addition to the any sales load waivers included in the contract , Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

132

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date , if the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner .

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code , Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code ), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the contract owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the contract owner;

•	attributable to the contract owner becoming disabled (as defined in the Code);

133

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the contract owner;

•	attributable to the contract owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter, all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 59½, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the contract owner;

•	attributable to the contract owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary; or

•	made to the contract owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a n on- q ualified a nnuity c ontract that is owned by a natural person is not taxable until it is distributed from the contract.

134

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner ’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date , a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner ’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant 's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner ’s death;

•	the result of a contract owner ’s disability (as defined in the Code );

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner ; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner ’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of n on- q ualified c ontracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code .  Therefore, income earned under a n on- q ualified c ontract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code , allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code .

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant ’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant .

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

135

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, 1 of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor .

Taxation of Lifetime Surrenders Under the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Capital Preservation Plus Lifetime Income Option and the Lifetime Income Option s is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the contract owner ’s investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in your contract value being less than the investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code .  Please consult a qualified tax advisor .

Same- S ex M arriages, D omestic P artnership and O ther S imilar R elationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Section s 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor . To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code .

In addition, under some circumstances, the Code will not permit contract owner s to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty

136

applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner .

Upon the contract owner ’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner ; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner ).

If the contract owner is not an individual, then for this purpose only, " contract owner " refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on n on- q ualified c ontracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner .

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner ’s death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be

137

used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant , or that are made from n on- q ualified c ontracts after the death of the contract owner .  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner .  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner ’s death.  For contracts other than n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner ’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner 's death.

(2)
If any contract owner dies before the annuitization date , then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner ’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner 's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner , the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner ;

(b)	any change of annuitant will be treated as the death of a contract owner ; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner ’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner .  If the designated beneficiary is the spouse of the contract owner , the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner ’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner .

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner .

If the contract owner ’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner ’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

138

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value .

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner ’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner ’s death.  For calendar years after the death of the contract owner ’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner ’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner ’s death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner ’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner ’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner ’s death.  For calendar years after the death of the contract owner ’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ’s remaining life expectancy using the contract owner ’s birthday in the calendar year of the contract owner ’s death, reduced by 1 for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner ’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner ’s remaining life expectancy using the contract owner ’s birthday in the calendar year of the contract owner ’s death, reduced by 1 for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner ’s death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner ’s remaining life expectancy using the contract owner ’s birthday in the calendar year of the contract owner ’s death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code , including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans , Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans , Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

139

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these  and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

140

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

All states other than the State of New York:  The 7% Lifetime Income Option and 7% Spousal Continuation Benefit is not available, effective November 1, 2010.

Alabama - If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

California - For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  See "Right to Examine and Cancel" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Connecticut - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Hawaii - Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If the Contract has been altered, Nationwide may rescind the contract and return Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) any time during the two years following the Date of Issue or the lifetime of the Annuitant, whichever is shorter.  See "Synopsis of the Contracts" subsection "Purpose of the Contracts" earlier in this prospectus for more information.

Iowa - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Maryland - Transfers during the CPP Program Period are not permitted. See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Lifetime Income Option" subsection "Preservation Phase of the CPP Lifetime Income Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Massachusetts - The Long-Term Care/Nursing Home Waiver and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For purpose of the 10% Lifetime Income Option, Underwritten Lump Sum Settlement Option, the settlement amount shall be based upon the attained age, and health information provided by the Contract Owner.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Minnesota - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Nevada - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

141

New Jersey - Charitable Remainder Trust contract type is not available.  See "Synopsis of the Contracts" earlier in this prospectus for more information.

Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet IRS minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.  See "Contract Owner Services" subsection "Systematic Withdrawals" earlier in this prospectus for more information.

The Spousal Protection Feature is referred to as the Secondary Life Protection Feature.  See "Death Benefits" subsection "Death Benefit Calculations" subsection and "Death Benefits" subsection "Spousal Protection Feature" earlier in this prospectus.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

A Contract Owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payment" earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The Spousal Continuation Benefits are referred to as Secondary Lifetime Continuation Benefits.  The Secondary Lifetime Continuation Benefit must be elected at the time of application (it is not available to be elected after contract issuance ) and cannot be removed once added to a contract .  See "Optional Contract Benefits, Charges and Deductions" subsection "Spousal Continuation Benefit" earlier in this prospectus.

New Hampshire - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The One Month Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  See "Optional Contract Benefits, Charges and Deductions" subsection "10% Lifetime Income Option" earlier in this prospectus for more information.

The 10% Spousal Continuation Benefit is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Spousal Continuation Benefit" earlier in this prospectus for more information.

142

The Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option are as follows:

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%
See the "Lifetime Income Surrenders" subsection of "10% Lifetime Income Option" earlier in this prospectus.

The Fixed Account may be restricted or eliminated.  See "Investing in the Contract" subsection "The Fixed Account" earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector II Option is not available. See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Oregon - Joint owners are not limited to spouses. See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.  See "Operation of the Contract" subsection "Transfers Prior to Annuitization" subsection "Transfers from the Fixed Account" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account.  See "Contract Owner Services" subsection "Enhanced Fixed Account Dollar Cost Averaging" earlier in this prospectus for more information.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 that portion of the Death Benefit will be the Contract Value for the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and combination Enhanced Death.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional Purchase Payments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See "Operation of the Contract" earlier in this prospectus for more information.

Puerto Rico - Nationwide will not charge premium taxes against the contract.  See "Synopsis of the Contracts" subsection "Taxation" earlier in this prospectus.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Rhode Island - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Texas - Contingent Deferred Sales Charge (CDSC) will not apply if the Contract Owner (or Annuitant if the Contract has a non-natural owner) is confined to a Long Term Care Facility or Hospital for a continuous 90 day period after the first Contract Anniversary.  A request for waiver must be in writing, include proof of confinement in a form satisfactory to Nationwide, and be recorded at the home office prior to the waiver of CDSC.  Written proof of confinement is a bill or a statement from the Physician or from the Long Term Care Facility or Hospital, as defined, that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or surrender occurring after the first Contract Anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

143

Contingent Deferred Sales Charge  (CDSC) will not be charged if the Contract Owner (or a Joint Owner) is diagnosed by a Physician (who is not a party to the contract or an immediate family member of a party to the Contract) to have a Terminal Illness at any time after the Contract has been issued.  Written notice requesting a Terminal Illness waiver of CDSC and proof of Terminal Illness must be provided by the physician to Nationwide and recorded at the home office prior to the waiver of Surrender charges.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Vermont - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Washington - The Contingent Deferred Sales Charge (CDSC) free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Long Term Care is referred to as Extended Care.  See "Standard Charges and Deductions" subsection "Contingent Deferred Sales Charge" subsection "Long-Term Care/Nursing Home and Terminal Illness Waiver" earlier in this prospectus for more information.

Prior to March 15, 2006, Nationwide did not assess a contract maintenance charge. Contracts issued after March 16, 2006 are assessed a contract maintenance charge.  See "Synopsis of the Contracts" subsection "Charges and Expenses" earlier in this prospectus for more information.

If the B Schedule is elected, subsequent purchase payments, if any, after the initial purchase payment may only be made until the later of the Contract Owner reaching age 63 or the third contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may only be made until the later of the Contract Owner reaching age 66 or the sixth contract anniversary.  See "Operation of the Contract" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional Purchase Payments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See "Operation of the Contract" earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program duration can not exceed 12 months. See "Contract Owner Services" subsection "Enhanced Fixed Account Dollar Cost Averaging" earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See "Death Benefits" subsection "Death Benefit Calculations" earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector II Option" earlier in this prospectus for more information.

Washington, D.C. - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

Wisconsin - Joint owners are not limited to spouses.  See "Ownership and Interests in the Contract" earlier in this prospectus for more information.

144

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 1

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See " Underlying Mutual Fund Payments " located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2010 , 2009 and 2008 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2010 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were added to the Variable Account effective May 1, 2011, therefore; no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	NVIT American Century Growth Fund: Class II

PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.034889	14.534214	11.50%	9,566	2010
	10.956904	13.034889	18.97%	7,506	2009
	18.690560	10.956904	-41.38%	9,752	2008
	18.032753	18.690560	3.65%	11,403	2007
	15.593547	18.032753	15.64%	12,362	2006
	15.081312	15.593547	3.40%	14,189	2005
	13.717395	15.081312	9.94%	17,296	2004
	10.000000	13.717395	37.17%	10,912	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.664793	23.356111	25.13%	71,375	2010
	13.235829	18.664793	41.02%	34,530	2009
	20.839679	13.235829	-36.49%	7,098	2008
	20.766243	20.839679	0.35%	2,537	2007
	18.394800	20.766243	12.89%	2,729	2006
	17.450976	18.394800	5.41%	3,459	2005
	14.826000	17.450976	17.71%	3,880	2004
	10.000000	14.826000	48.26%	2,202	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.627445	13.121239	3.91%	573,065	2010
	11.590410	12.627445	8.95%	373,101	2009
	11.914534	11.590410	-2.72%	249,327	2008
	11.008718	11.914534	8.23%	191,798	2007
	10.962430	11.008718	0.42%	195,760	2006
	10.918983	10.962430	0.40%	167,708	2005
	10.439405	10.918983	4.59%	50,059	2004
	10.000000	10.439405	4.39%	3,072	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.245674	14.908262	12.55%	11,605	2010
	11.377543	13.245674	16.42%	15,626	2009
	17.634281	11.377543	-35.48%	15,769	2008
	17.918223	17.634281	-1.58%	16,987	2007
	15.517116	17.918223	15.47%	16,612	2006
	15.018694	15.517116	3.32%	16,846	2005
	13.496328	15.018694	11.28%	17,491	2004
	10.000000	13.496328	34.96%	9,160	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.314461	14.482922	17.61%	161,247	2010
	9.597456	12.314461	28.31%	107,501	2009
	12.861436	9.597456	-25.38%	77,291	2008
	13.335329	12.861436	-3.55%	78,857	2007
	11.220590	13.335329	18.85%	50,705	2006
	10.000000	11.220590	12.21%	8,806	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.084265	13.111331	8.50%	182,903	2010
	10.000000	12.084265	20.84%	38,056	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.477229	21.738352	24.38%	124,731	2010
	14.141452	17.477229	23.59%	54,779	2009
	20.707767	14.141452	-31.71%	44,517	2008
	21.088094	20.707767	-1.80%	46,223	2007
	18.645717	21.088094	13.10%	40,847	2006
	17.589721	18.645717	6.00%	42,152	2005
	14.599264	17.589721	20.48%	31,447	2004
	10.000000	14.599264	45.99%	3,846	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.701928	15.513376	13.22%	250,791	2010
	10.997151	13.701928	24.60%	218,562	2009
	17.749446	10.997151	-38.04%	226,260	2008
	17.103366	17.749446	3.78%	245,729	2007
	15.018123	17.103366	13.88%	242,875	2006
	14.547372	15.018123	3.24%	234,079	2005
	13.336012	14.547372	9.08%	138,026	2004
	10.000000	13.336012	33.36%	16,757	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.793989	15.686839	13.72%	128,893	2010
	11.416659	13.793989	20.82%	58,068	2009
	16.434209	11.416659	-30.53%	38,359	2008
	15.560255	16.434209	5.62%	34,549	2007
	13.545393	15.560255	14.87%	37,988	2006
	13.160630	13.545393	2.92%	34,603	2005
	12.704382	13.160630	3.59%	14,671	2004
	10.000000	12.704382	27.04%	994	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.862462	14.046592	29.31%	3,059	2010
	8.737661	10.862462	24.32%	3,075	2009
	14.204831	8.737661	-38.49%	2,785	2008
	16.198118	14.204831	-12.31%	2,774	2007
	15.828751	16.198118	2.33%	3,045	2006
	15.169524	15.828751	4.35%	3,391	2005
	13.819561	15.169524	9.77%	4,479	2004
	10.000000	13.819561	38.20%	398	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.356052	14.919895	11.71%	6,859	2010
	11.928954	13.356052	11.96%	7,572	2009
	17.158258	11.928954	-30.48%	9,509	2008
	15.832465	17.158258	8.37%	17,128	2007
	13.833020	15.832465	14.45%	20,094	2006
	13.760220	13.833020	0.53%	22,606	2005
	12.996293	13.760220	5.88%	27,234	2004
	10.000000	12.996293	29.96%	3,102	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.141918	12.996350	7.04%	168,724	2010
	10.222693	12.141918	18.77%	154,198	2009
	11.186532	10.222693	-8.62%	164,140	2008
	10.764091	11.186532	3.92%	208,363	2007
	10.478252	10.764091	2.73%	221,518	2006
	10.496221	10.478252	-0.17%	217,733	2005
	10.277156	10.496221	2.13%	157,703	2004
	10.000000	10.277156	2.77%	20,117	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.272730	12.541130	11.25%	485,392	2010
	9.200014	11.272730	22.53%	286,319	2009
	12.437405	9.200014	-26.03%	201,868	2008
	11.605434	12.437405	7.17%	74,525	2007
	10.713685	11.605434	8.32%	16,741	2006
	10.000000	10.713685	7.14%	1,739	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.165396	12.618539	13.01%	1,651,824	2010
	8.786820	11.165396	27.07%	735,817	2009
	13.227994	8.786820	-33.57%	299,412	2008
	12.169729	13.227994	8.70%	143,421	2007
	11.020914	12.169729	10.42%	61,530	2006
	10.000000	11.020914	10.21%	3,325	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.907377	12.495314	14.56%	51,353	2010
	8.411623	10.907377	29.67%	39,193	2009
	13.763321	8.411623	-38.88%	25,496	2008
	12.535369	13.763321	9.80%	25,457	2007
	11.229430	12.535369	11.63%	19,760	2006
	10.000000	11.229430	12.29%	3,875	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.632820	17.235639	17.79%	79,662	2010
	10.030983	14.632820	45.88%	85,295	2009
	22.256534	10.030983	-54.93%	82,415	2008
	15.460332	22.256534	43.96%	71,005	2007
	13.411310	15.460332	15.28%	35,049	2006
	10.000000	13.411310	34.11%	8,501	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.589574	15.437284	13.60%	598,406	2010
	10.584588	13.589574	28.39%	497,697	2009
	18.724223	10.584588	-43.47%	455,007	2008
	18.705230	18.724223	0.10%	436,907	2007
	15.777855	18.705230	18.55%	317,963	2006
	15.118716	15.777855	4.36%	261,250	2005
	13.749992	15.118716	9.95%	137,706	2004
	10.000000	13.749992	37.50%	24,248	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.834093	15.713867	22.44%	195,959	2010
	10.146051	12.834093	26.49%	147,518	2009
	19.479922	10.146051	-47.92%	100,391	2008
	15.559606	19.479922	25.20%	112,728	2007
	14.769421	15.559606	5.35%	97,936	2006
	14.161509	14.769421	4.29%	97,177	2005
	13.892476	14.161509	1.94%	71,973	2004
	10.000000	13.892476	38.92%	10,372	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.368667	13.149276	6.31%	2,085,109	2010
	10.836274	12.368667	14.14%	2,523,159	2009
	11.355411	10.836274	-4.57%	2,379,044	2008
	11.037441	11.355411	2.88%	2,294,105	2007
	10.721986	11.037441	2.94%	873,652	2006
	10.644691	10.721986	0.73%	286,600	2005
	10.335483	10.644691	2.99%	132,568	2004
	10.000000	10.335483	3.35%	20,689	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.597277	27.448841	27.09%	554,162	2010
	15.633776	21.597277	38.14%	471,558	2009
	26.188192	15.633776	-40.30%	414,031	2008
	22.971128	26.188192	14.00%	355,875	2007
	20.673509	22.971128	11.11%	253,238	2006
	17.720724	20.673509	16.66%	204,921	2005
	14.380974	17.720724	23.22%	137,987	2004
	10.000000	14.380974	43.81%	17,648	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.170300	20.265788	11.53%	17,077	2010
	14.563164	18.170300	24.77%	6,116	2009
	26.289867	14.563164	-44.61%	6,353	2008
	22.722492	26.289867	15.70%	9,831	2007
	19.517361	22.722492	16.42%	10,476	2006
	16.621745	19.517361	17.42%	10,745	2005
	14.839398	16.621745	12.01%	11,290	2004
	10.000000	14.839398	48.39%	5,060	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.078842	13.471412	11.53%	242,690	2010
	9.682539	12.078842	24.75%	182,022	2009
	17.474744	9.682539	-44.59%	164,573	2008
	15.102611	17.474744	15.71%	148,288	2007
	12.967855	15.102611	16.46%	124,907	2006
	11.047743	12.967855	17.38%	101,380	2005
	10.000000	11.047743	10.48%	50,498	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.002078	21.233217	24.89%	19,427	2010
	10.944702	17.002078	55.35%	21,698	2009
	22.729091	10.944702	-51.85%	27,252	2008
	21.808314	22.729091	4.22%	34,299	2007
	19.017044	21.808314	14.68%	36,574	2006
	18.781893	19.017044	1.25%	31,674	2005
	16.690522	18.781893	12.53%	23,979	2004
	10.000000	16.690522	66.91%	6,401	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.639189	11.849673	11.38%	734,403	2010
	7.937530	10.639189	34.04%	718,515	2009
	11.415294	7.937530	-30.47%	631,850	2008
	11.130667	11.415294	2.56%	590,457	2007
	10.000000	11.130667	11.31%	135,414	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.803199	16.461351	19.26%	241,615	2010
	11.899829	13.803199	15.99%	258,618	2009
	16.513537	11.899829	-27.94%	285,803	2008
	17.168132	16.513537	-3.81%	394,501	2007
	14.828269	17.168132	15.78%	432,966	2006
	14.503361	14.828269	2.24%	375,400	2005
	13.218232	14.503361	9.72%	138,090	2004
	10.000000	13.218232	32.18%	23,994	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.922968	22.717145	26.75%	362,509	2010
	14.038386	17.922968	27.67%	506,236	2009
	21.202291	14.038386	-33.79%	152,690	2008
	21.973252	21.202291	-3.51%	172,733	2007
	19.001500	21.973252	15.64%	138,228	2006
	17.672605	19.001500	7.52%	90,791	2005
	14.447416	17.672605	22.32%	37,505	2004
	10.000000	14.447416	44.47%	8,028	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.504046	9.268258	8.99%	102,030	2010
	6.604890	8.504046	28.75%	80,046	2009
	10.000000	6.604890	-33.95%	28,608	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.349715	18.992316	16.16%	40,596	2010
	9.580883	16.349715	70.65%	47,421	2009
	20.479456	9.580883	-53.22%	58,710	2008
	16.098968	20.479456	27.21%	79,774	2007
	12.706625	16.098968	26.70%	50,692	2006
	10.000000	12.706625	27.07%	13,850	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.269721	20.649570	7.16%	5,884	2010
	14.224700	19.269721	35.47%	6,723	2009
	24.136152	14.224700	-41.06%	8,225	2008
	21.149341	24.136152	14.12%	15,490	2007
	17.616721	21.149341	20.05%	17,346	2006
	16.176154	17.616721	8.91%	21,371	2005
	13.806194	16.176154	17.17%	30,349	2004
	10.000000	13.806194	38.06%	11,581	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.750921	14.735603	7.16%	308,757	2010
	10.139330	13.750921	35.62%	325,573	2009
	17.208279	10.139330	-41.08%	1,374,942	2008
	15.080228	17.208279	14.11%	843,770	2007
	12.559684	15.080228	20.07%	360,712	2006
	11.536447	12.559684	8.87%	125,053	2005
	10.000000	11.536447	15.36%	35,533	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.785942	16.717648	13.06%	222,796	2010
	12.602913	14.785942	17.32%	170,062	2009
	12.004450	12.602913	4.99%	193,109	2008
	10.938098	12.004450	9.75%	191,833	2007
	9.805659	10.938098	11.55%	106,061	2006
	10.000000	9.805659	-1.94%	18,959	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.316321	3.16%	1,429	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.291768	12.92%	1,307	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.840138	13.483719	13.88%	10,639	2010
	9.922204	11.840138	19.33%	16,441	2009
	17.495452	9.922204	-43.29%	19,234	2008
	15.841438	17.495452	10.44%	21,991	2007
	15.109879	15.841438	4.84%	21,353	2006
	14.077552	15.109879	7.33%	16,235	2005
	13.393156	14.077552	5.11%	12,723	2004
	10.000000	13.393156	33.93%	5,726	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.867684	18.582729	17.11%	31,967	2010
	11.305219	15.867684	40.36%	27,839	2009
	21.631595	11.305219	-47.74%	24,923	2008
	19.796443	21.631595	9.27%	27,427	2007
	17.225829	19.796443	14.92%	31,463	2006
	15.947910	17.225829	8.01%	27,423	2005
	13.996305	15.947910	13.94%	19,105	2004
	10.000000	13.996305	39.96%	225	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.873555	12.755306	7.43%	138,758	2010
	10.000000	11.873555	18.74%	43,909	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.150346	17.260958	6.88%	12,700	2010
	13.009955	16.150346	24.14%	15,306	2009
	15.679494	13.009955	-17.03%	11,815	2008
	14.383232	15.679494	9.01%	20,356	2007
	13.177656	14.383232	9.15%	19,447	2006
	12.381972	13.177656	6.43%	21,396	2005
	11.566752	12.381972	7.05%	32,350	2004
	10.000000	11.566752	15.67%	17,105	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.778978	19.765890	5.26%	201,858	2010
	13.010568	18.778978	44.34%	89,232	2009
	23.634716	13.010568	-44.95%	58,748	2008
	17.499988	23.634716	35.06%	24,691	2007
	16.224004	17.499988	7.86%	7,665	2006
	14.581300	16.224004	11.27%	5,460	2005
	12.504147	14.581300	16.61%	5,385	2004
	10.000000	12.504147	25.04%	257	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.266270	12.66%	7,187	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.855871	28.248365	23.59%	78,827	2010
	12.911924	22.855871	77.01%	215,940	2009
	27.333053	12.911924	-52.76%	283,141	2008
	21.591304	27.333053	26.59%	174,323	2007
	14.889076	21.591304	45.01%	100,992	2006
	11.408889	14.889076	30.50%	8,616	2005
	10.000000	11.408889	14.09%	5,949	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.886132	41.876759	23.58%	474	2010
	19.143301	33.886132	77.01%	1,592	2009
	40.540238	19.143301	-52.78%	1,593	2008
	32.037740	40.540238	26.54%	3,697	2007
	22.102874	32.037740	44.95%	3,698	2006
	16.946477	22.102874	30.43%	3,699	2005
	14.444423	16.946477	17.32%	5,764	2004
	10.000000	14.444423	44.44%	3,441	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.013209	15.535406	10.86%	28,460	2010
	10.191716	14.013209	37.50%	30,583	2009
	16.360596	10.191716	-37.71%	35,636	2008
	14.908348	16.360596	9.74%	46,560	2007
	14.054703	14.908348	6.07%	58,769	2006
	13.641189	14.054703	3.03%	53,716	2005
	12.662180	13.641189	7.73%	16,126	2004
	10.000000	12.662180	26.62%	2,850	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.019700	17.611740	9.94%	976,377	2010
	13.234707	16.019700	21.04%	1,045,304	2009
	19.906881	13.234707	-33.52%	160,684	2008
	18.718319	19.906881	6.35%	118,579	2007
	15.713331	18.718319	19.12%	72,636	2006
	14.930108	15.713331	5.25%	36,095	2005
	13.153700	14.930108	13.51%	6,874	2004
	10.000000	13.153700	31.54%	1,312	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.760516	7.61%	100,433	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.111514	12.142817	9.28%	71,497	2010
	8.948104	11.111514	24.18%	100,887	2009
	12.763276	8.948104	-31.17%	147,540	2008
	12.080186	12.763276	5.65%	149,015	2007
	11.067149	12.080186	9.15%	143,662	2006
	10.765357	11.067149	2.80%	131,889	2005
	10.000000	10.765357	7.65%	98,583	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.220352	12.327064	20.61%	0	2010
	7.686533	10.220352	32.96%	0	2009
	14.517764	7.686533	-47.05%	14,051	2008
	14.230346	14.517764	2.02%	1,059,807	2007
	11.660586	14.230346	22.04%	439,521	2006
	10.000000	11.660586	16.61%	9,044	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.312225	10.732383	4.07%	966,491	2010
	9.205394	10.312225	12.02%	1,253,496	2009
	10.757043	9.205394	-14.42%	2,007,434	2008
	10.387234	10.757043	3.56%	1,791,832	2007
	10.084028	10.387234	3.01%	690,329	2006
	10.055878	10.084028	0.28%	125,018	2005
	10.094213	10.055878	-0.38%	65,827	2004
	10.000000	10.094213	0.94%	16,335	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.481440	13.575238	18.24%	3,748	2010
	9.462012	11.481440	21.34%	4,465	2009
	15.815002	9.462012	-40.17%	5,122	2008
	15.918034	15.815002	-0.65%	8,469	2007
	15.299187	15.918034	4.04%	7,683	2006
	15.040887	15.299187	1.72%	5,752	2005
	13.600525	15.040887	10.59%	5,170	2004
	10.000000	13.600525	36.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.504527	16.400315	21.44%	73,609	2010
	10.394877	13.504527	29.92%	73,700	2009
	17.365394	10.394877	-40.14%	79,308	2008
	16.325586	17.365394	6.37%	1,473,999	2007
	14.524712	16.325586	12.40%	547,272	2006
	13.750324	14.524712	5.63%	21,220	2005
	12.279585	13.750324	11.98%	10,850	2004
	10.000000	12.279585	22.80%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.455035	13.931081	11.85%	770,123	2010
	10.000000	12.455035	24.55%	24,889	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.307778	10.306485	10.73%	20,751,896	2010
	7.629628	9.307778	22.00%	12,698,235	2009
	10.991163	7.629628	-30.58%	5,615,955	2008
	10.476339	10.991163	4.91%	3,393,826	2007
	10.000000	10.476339	4.76%	1,008,088	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.514432	11.016128	4.77%	6,051,683	2010
	9.484428	10.514432	10.86%	3,441,979	2009
	10.645730	9.484428	-10.91%	1,276,507	2008
	10.458382	10.645730	1.79%	476,976	2007
	10.000000	10.458382	4.58%	36,431	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.326441	11.361285	10.02%	548,806	2010
	7.377345	10.326441	39.98%	419,828	2009
	12.162544	7.377345	-39.34%	321,643	2008
	10.759272	12.162544	13.04%	197,387	2007
	10.000000	10.759272	7.59%	29,820	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.605881	10.054668	16.83%	1,159,400	2010
	6.273149	8.605881	37.19%	947,533	2009
	11.375941	6.273149	-44.86%	828,110	2008
	10.285224	11.375941	10.60%	495,029	2007
	10.000000	10.285224	2.85%	134,316	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	8,186,910	2010
	6.009658	7.763734	29.19%	4,467,865	2009
	9.816107	6.009658	-38.78%	1,389,468	2008
	10.000000	9.816107	-1.84%	334,511	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.093811	16.882971	11.85%	13,587	2010
	10.458553	15.093811	44.32%	15,229	2009
	14.692698	10.458553	-28.82%	19,491	2008
	14.412770	14.692698	1.94%	33,077	2007
	13.182227	14.412770	9.33%	42,121	2006
	13.025117	13.182227	1.21%	53,160	2005
	11.968242	13.025117	8.83%	89,347	2004
	10.000000	11.968242	19.68%	2,458	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	109,614	2010
	8.288832	11.969129	44.40%	108,149	2009
	11.662156	8.288832	-28.93%	122,554	2008
	11.436266	11.662156	1.98%	129,153	2007
	10.460288	11.436266	9.33%	102,554	2006
	10.000000	10.460288	4.60%	44,550	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.733391	8.820667	14.06%	97,324	2010
	5.114540	7.733391	51.20%	30,982	2009
	10.000000	5.114540	-48.85%	2,461	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.952881	9.713768	22.14%	1,149,815	2010
	6.128884	7.952881	29.76%	2,015,768	2009
	10.000000	6.128884	-38.71%	2,408,312	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	81,041	2010
	6.363626	8.127013	27.71%	7,772	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	6,915,872	2010
	7.927537	9.389621	18.44%	3,148,808	2009
	10.000000	7.927537	-20.72%	448,773	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	13,616,562	2010
	7.204634	8.842676	22.74%	7,515,199	2009
	10.000000	7.204634	-27.95%	1,138,664	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	3,133,824	2010
	9.078992	10.143105	11.72%	1,900,192	2009
	10.000000	9.078992	-9.21%	474,456	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	13,561,034	2010
	7.562819	9.116587	20.54%	6,698,757	2009
	10.000000	7.562819	-24.37%	1,374,242	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	2,511,540	2010
	6.841204	8.559890	25.12%	1,581,447	2009
	10.000000	6.841204	-31.59%	768,311	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	3,813,929	2010
	8.307908	9.664334	16.33%	1,930,284	2009
	10.000000	8.307908	-16.92%	283,603	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.569931	11.156576	5.55%	696,503	2010
	9.846940	10.569931	7.34%	1,064,883	2009
	10.000000	9.846940	-1.53%	1,798	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	125,920	2010
	9.852755	11.340265	15.10%	42,831	2009
	10.000000	9.852755	-1.47%	14,176	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.815985	38.746446	14.58%	483	2010
	20.975923	33.815985	61.21%	483	2009
	50.440300	20.975923	-58.41%	483	2008
	35.146754	50.440300	43.51%	767	2007
	26.082562	35.146754	34.75%	767	2006
	19.938759	26.082562	30.81%	1,279	2005
	16.747920	19.938759	19.05%	1,280	2004
	10.000000	16.747920	67.48%	35	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	20.083189	23.006594	14.56%	78,524	2010
	12.457530	20.083189	61.21%	50,527	2009
	29.909118	12.457530	-58.35%	60,364	2008
	20.803597	29.909118	43.77%	72,653	2007
	15.411174	20.803597	34.99%	45,587	2006
	11.767045	15.411174	30.97%	22,494	2005
	10.000000	11.767045	17.67%	7,932	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.304475	12.744590	3.58%	1,400,899	2010
	12.121741	12.304475	1.51%	2,022,923	2009
	11.383970	12.121741	6.48%	2,374,849	2008
	10.747750	11.383970	5.92%	1,924,880	2007
	10.520907	10.747750	2.16%	826,936	2006
	10.306612	10.520907	2.08%	239,662	2005
	10.097116	10.306612	2.07%	126,068	2004
	10.000000	10.097116	0.97%	24,373	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.993821	7.812388	11.70%	110,931	2010
	5.465521	6.993821	27.96%	59,432	2009
	10.000000	5.465521	-45.34%	9,687	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.412370	8.930901	6.16%	39,027	2010
	6.617105	8.412370	27.13%	12,193	2009
	11.762888	6.617105	-43.75%	9,749	2008
	10.879072	11.762888	8.12%	4,938	2007
	10.000000	10.879072	8.79%	394	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.741444	17.836829	13.31%	575,015	2010
	12.518763	15.741444	25.74%	575,318	2009
	20.052686	12.518763	-37.57%	559,049	2008
	19.146442	20.052686	4.73%	501,208	2007
	16.572991	19.146442	15.53%	450,815	2006
	15.533235	16.572991	6.69%	326,252	2005
	13.780963	15.533235	12.72%	186,381	2004
	10.000000	13.780963	37.81%	39,679	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	2,558,117	2010
	10.000000	11.550746	15.51%	976,583	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	4,193,422	2010
	10.000000	12.110672	21.11%	1,520,438	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.471040	13.054060	4.67%	3,107,989	2010
	11.565462	12.471040	7.83%	2,130,762	2009
	12.449849	11.565462	-7.10%	1,471,803	2008
	11.952305	12.449849	4.16%	843,905	2007
	11.388958	11.952305	4.95%	773,895	2006
	11.152306	11.388958	2.12%	784,722	2005
	10.780499	11.152306	3.45%	615,201	2004
	10.000000	10.780499	7.80%	162,494	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.218297	15.588745	9.64%	14,759,428	2010
	12.073397	14.218297	17.77%	12,723,507	2009
	15.902704	12.073397	-24.08%	9,825,685	2008
	15.226962	15.902704	4.44%	9,169,860	2007
	13.833145	15.226962	10.08%	6,334,735	2006
	13.283730	13.833145	4.14%	3,015,212	2005
	12.268354	13.283730	8.28%	1,607,992	2004
	10.000000	12.268354	22.68%	225,549	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.230066	16.987195	11.54%	6,896,111	2010
	12.385996	15.230066	22.96%	7,304,794	2009
	18.263302	12.385996	-32.18%	7,158,893	2008
	17.406379	18.263302	4.92%	6,636,184	2007
	15.372992	17.406379	13.23%	4,518,346	2006
	14.524167	15.372992	5.84%	1,470,282	2005
	13.107980	14.524167	10.80%	880,437	2004
	10.000000	13.107980	31.08%	93,688	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.418114	14.393460	7.27%	4,179,935	2010
	11.848856	13.418114	13.24%	3,587,493	2009
	14.109371	11.848856	-16.02%	2,688,580	2008
	13.484310	14.109371	4.64%	2,426,440	2007
	12.581077	13.484310	7.18%	1,923,386	2006
	12.180624	12.581077	3.29%	1,428,811	2005
	11.499098	12.180624	5.93%	973,442	2004
	10.000000	11.499098	14.99%	104,433	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.866024	22.288107	24.75%	101,217	2010
	13.216175	17.866024	35.18%	78,182	2009
	21.043186	13.216175	-37.19%	83,825	2008
	19.793057	21.043186	6.32%	87,102	2007
	18.220786	19.793057	8.63%	89,577	2006
	16.442762	18.220786	10.81%	89,379	2005
	14.372884	16.442762	14.40%	59,615	2004
	10.000000	14.372884	43.73%	10,508	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.744251	10.620705	-1.15%	2,628,276	2010
	10.864686	10.744251	-1.11%	1,966,150	2009
	10.769904	10.864686	0.88%	1,510,999	2008
	10.397563	10.769904	3.58%	1,253,507	2007
	10.062340	10.397563	3.33%	864,340	2006
	9.914556	10.062340	1.49%	514,625	2005
	9.949175	9.914556	-0.35%	76,313	2004
	10.000000	9.949175	-0.51%	28,572	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.556122	13.725856	9.32%	404,148	2010
	10.212412	12.556122	22.95%	252,542	2009
	12.491118	10.212412	-18.24%	192,261	2008
	12.078610	12.491118	3.42%	149,906	2007
	11.654865	12.078610	3.64%	113,884	2006
	11.538532	11.654865	1.01%	105,766	2005
	10.956856	11.538532	5.31%	47,128	2004
	10.000000	10.956856	9.57%	2,273	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.176393	9.198227	12.50%	1,210,761	2010
	6.077196	8.176393	34.54%	1,873,432	2009
	10.000000	6.077196	-39.23%	1,942,365	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	15.043154	15.746802	4.68%	386	2010
	11.750680	15.043154	28.02%	386	2009
	22.211152	11.750680	-47.10%	386	2008
	21.878393	22.211152	1.52%	386	2007
	18.081550	21.878393	21.00%	386	2006
	16.362769	18.081550	10.50%	386	2005
	13.794301	16.362769	18.62%	386	2004
	10.000000	13.794301	37.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.576559	11.066662	4.63%	463,146	2010
	8.262755	10.576559	28.00%	369,443	2009
	15.610335	8.262755	-47.07%	914,797	2008
	15.377993	15.610335	1.51%	944,014	2007
	12.708823	15.377993	21.00%	312,250	2006
	11.499254	12.708823	10.52%	86,788	2005
	10.000000	11.499254	14.99%	34,361	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.070301	9.202757	14.03%	655,385	2010
	6.311593	8.070301	27.86%	1,099,010	2009
	10.000000	6.311593	-36.88%	1,337	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	198,260	2010
	6.299706	7.934264	25.95%	167,831	2009
	10.000000	6.299706	-37.00%	6,027	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.792888	9.742267	25.01%	904,247	2010
	6.221846	7.792888	25.25%	1,233,119	2009
	10.000000	6.221846	-37.78%	769,715	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	731,973	2010
	6.705806	8.648417	28.97%	1,002,459	2009
	10.000000	6.705806	-32.94%	1,438,590	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	12.037789	14.886743	23.67%	30,437	2010
	9.574786	12.037789	25.72%	29,826	2009
	18.117657	9.574786	-47.15%	24,581	2008
	16.739290	18.117657	8.23%	46,486	2007
	16.442630	16.739290	1.80%	18,385	2006
	15.439101	16.442630	6.50%	16,918	2005
	13.801295	15.439101	11.87%	12,916	2004
	10.000000	13.801295	38.01%	2,913	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.430204	21.791420	25.02%	35,343	2010
	14.009965	17.430204	24.41%	39,410	2009
	20.935362	14.009965	-33.08%	39,469	2008
	22.830704	20.935362	-8.30%	43,628	2007
	19.723493	22.830704	15.75%	36,826	2006
	19.412385	19.723493	1.60%	31,723	2005
	16.785277	19.412385	15.65%	22,889	2004
	10.000000	16.785277	67.85%	2,201	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.232892	21.290055	23.54%	97,546	2010
	12.968402	17.232892	32.88%	101,136	2009
	21.282196	12.968402	-39.06%	224,549	2008
	21.130800	21.282196	0.72%	200,067	2007
	19.128034	21.130800	10.47%	158,258	2006
	17.275766	19.128034	10.72%	85,735	2005
	14.713013	17.275766	17.42%	52,566	2004
	10.000000	14.713013	47.13%	8,486	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.932384	14.474172	11.92%	739,769	2010
	10.419872	12.932384	24.11%	1,192,736	2009
	18.053627	10.419872	-42.28%	1,499,813	2008
	16.928560	18.053627	6.65%	1,174,551	2007
	15.101256	16.928560	12.10%	418,420	2006
	14.271744	15.101256	5.81%	9,785	2005
	13.181105	14.271744	8.27%	4,985	2004
	10.000000	13.181105	31.81%	2,098	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.211786	9.254814	28.33%	205,472	2010
	5.589945	7.211786	29.01%	178,182	2009
	10.000000	5.589945	-44.10%	5,866	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	442,723	2010
	9.866941	10.446897	5.88%	403,948	2009
	10.000000	9.866941	-1.33%	59,768	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.313887	14.639901	9.96%	8,333	2010
	10.000000	13.313887	33.14%	1,352	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.937743	13.878241	7.27%	885,023	2010
	10.000000	12.937743	29.38%	14,425	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	1,002,285	2010
	10.000000	12.934195	29.34%	1,411,608	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.072345	16.059186	14.12%	467,172	2010
	11.098645	14.072345	26.79%	355,745	2009
	17.884339	11.098645	-37.94%	397,639	2008
	18.577828	17.884339	-3.73%	949,816	2007
	16.262888	18.577828	14.23%	453,418	2006
	15.826204	16.262888	2.76%	96,807	2005
	13.674044	15.826204	15.74%	45,580	2004
	10.000000	13.674044	36.74%	9,081	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.874272	14.720264	14.34%	256,596	2010
	9.344243	12.874272	37.78%	265,118	2009
	15.846799	9.344243	-41.03%	296,107	2008
	15.116328	15.846799	4.83%	305,339	2007
	13.025388	15.116328	16.05%	273,346	2006
	11.553527	13.025388	12.74%	164,938	2005
	10.000000	11.553527	15.54%	81,272	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.886761	22.745144	14.37%	10,253	2010
	14.436640	19.886761	37.75%	10,324	2009
	24.476392	14.436640	-41.02%	10,882	2008
	23.343167	24.476392	4.85%	13,476	2007
	20.120354	23.343167	16.02%	14,608	2006
	17.844773	20.120354	12.75%	15,691	2005
	15.185545	17.844773	17.51%	19,884	2004
	10.000000	15.185545	51.86%	6,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.527302	2.854752	12.96%	147,175	2010
	2.022443	2.527302	24.96%	67,821	2009
	9.574573	2.022443	-78.88%	62,506	2008
	10.000000	9.574573	-4.25%	28,629	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.685734	4.169505	13.13%	22,724	2010
	2.960382	3.685734	24.50%	25,666	2009
	13.977407	2.960382	-78.82%	29,875	2008
	14.207523	13.977407	-1.62%	43,307	2007
	13.158348	14.207523	7.97%	62,843	2006
	13.049343	13.158348	0.84%	62,281	2005
	12.141015	13.049343	7.48%	45,847	2004
	10.000000	12.141015	21.41%	10,370	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.298130	15.225622	14.49%	899,222	2010
	10.510501	13.298130	26.52%	1,245,937	2009
	17.324795	10.510501	-39.33%	1,408,510	2008
	16.828784	17.324795	2.95%	1,166,720	2007
	14.834684	16.828784	13.44%	547,989	2006
	14.192053	14.834684	4.53%	95,916	2005
	13.154162	14.192053	7.89%	69,371	2004
	10.000000	13.154162	31.54%	17,866	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.744186	21.584374	21.64%	127,476	2010
	13.113862	17.744186	35.31%	101,069	2009
	21.399140	13.113862	-38.72%	444,737	2008
	21.955079	21.399140	-2.53%	300,587	2007
	19.370473	21.955079	13.34%	131,048	2006
	17.860093	19.370473	8.46%	47,036	2005
	15.160168	17.860093	17.81%	40,388	2004
	10.000000	15.160168	51.60%	4,257	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.881912	11.764923	8.11%	37,149	2010
	10.000000	10.881912	8.82%	15,301	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.961461	11.397306	3.98%	972,855	2010
	10.000000	10.961461	9.61%	718,570	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.656463	13.179160	13.06%	19,618	2010
	9.083964	11.656463	28.32%	22,663	2009
	14.990773	9.083964	-39.40%	26,777	2008
	16.140864	14.990773	-7.13%	30,248	2007
	14.086781	16.140864	14.58%	33,133	2006
	13.542179	14.086781	4.02%	34,344	2005
	12.329674	13.542179	9.83%	16,315	2004
	10.000000	12.329674	23.30%	1,928	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.934733	16.243221	8.76%	1,316	2010
	12.122313	14.934733	23.20%	1,430	2009
	21.880176	12.122313	-44.60%	1,430	2008
	20.426997	21.880176	7.11%	1,942	2007
	16.179193	20.426997	26.25%	1,986	2006
	14.587540	16.179193	10.91%	1,986	2005
	12.700361	14.587540	14.86%	1,986	2004
	10.000000	12.700361	27.00%	365	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.987700	16.702690	19.41%	7,052	2010
	8.633740	13.987700	62.01%	4,785	2009
	13.871050	8.633740	-37.76%	6,810	2008
	13.299138	13.871050	4.30%	6,500	2007
	12.759864	13.299138	4.23%	9,086	2006
	12.212644	12.759864	4.48%	8,899	2005
	11.762739	12.212644	3.82%	9,891	2004
	10.000000	11.762739	17.63%	3,534	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.555188	5.55%	3,888	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.918054	11.532700	5.63%	71,735	2010
	10.097843	10.918054	8.12%	68,338	2009
	11.408108	10.097843	-11.49%	1,180,775	2008
	10.969146	11.408108	4.00%	1,291,473	2007
	10.714855	10.969146	2.37%	433,087	2006
	10.428901	10.714855	2.74%	54,759	2005
	10.137329	10.428901	2.88%	32,933	2004
	10.000000	10.137329	1.37%	5,646	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.967320	20.575707	8.48%	1,367	2010
	14.747139	18.967320	28.62%	1,535	2009
	17.547321	14.747139	-15.96%	1,556	2008
	16.685601	17.547321	5.16%	1,563	2007
	15.233456	16.685601	9.53%	3,065	2006
	13.742442	15.233456	10.85%	3,071	2005
	12.629396	13.742442	8.81%	3,461	2004
	10.000000	12.629396	26.29%	164	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.825485	18.25%	15,451	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.532630	13.917887	11.05%	2,361	2010
	9.978181	12.532630	25.60%	2,166	2009
	16.246396	9.978181	-38.58%	6,704	2008
	14.948726	16.246396	8.68%	8,990	2007
	13.302277	14.948726	12.38%	7,772	2006
	12.374294	13.302277	7.50%	5,059	2005
	11.414887	12.374294	8.40%	2,094	2004
	10.000000	11.414887	14.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.992417	11.190263	11.99%	0	2010
	8.755499	9.992417	14.13%	0	2009
	12.495383	8.755499	-29.93%	0	2008
	11.749097	12.495383	6.35%	0	2007
	10.598769	11.749097	10.85%	0	2006
	10.212427	10.598769	3.78%	0	2005
	10.000000	10.212427	2.12%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.622825	26.23%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.358197	16.739917	25.32%	44,598	2010
	8.853008	13.358197	50.89%	13,808	2009
	15.289624	8.853008	-42.10%	0	2008
	13.591399	15.289624	12.49%	0	2007
	11.200593	13.591399	21.35%	0	2006
	10.664779	11.200593	5.02%	0	2005
	10.000000	10.664779	6.65%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	12.217550	12.927209	5.81%	2,116	2010
	11.035993	12.217550	10.71%	2,116	2009
	10.903707	11.035993	1.21%	2,116	2008
	10.388093	10.903707	4.96%	2,116	2007
	10.122304	10.388093	2.63%	2,116	2006
	10.049066	10.122304	0.73%	2,116	2005
	10.000000	10.049066	0.49%	0	2004*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.944476	14.418806	11.39%	19,226	2010
	10.891935	12.944476	18.84%	17,563	2009
	18.598600	10.891935	-41.44%	20,605	2008
	17.962295	18.598600	3.54%	23,852	2007
	15.548302	17.962295	15.53%	26,393	2006
	15.052725	15.548302	3.29%	28,020	2005
	13.705252	15.052725	9.83%	29,261	2004
	10.000000	13.705252	37.05%	3,957	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.535352	23.170702	25.01%	3,833	2010
	13.157344	18.535352	40.87%	5,158	2009
	20.737143	13.157344	-36.55%	5,257	2008
	20.685110	20.737143	0.25%	6,353	2007
	18.341435	20.685110	12.78%	4,681	2006
	17.417912	18.341435	5.30%	4,297	2005
	14.812882	17.417912	17.59%	4,311	2004
	10.000000	14.812882	48.13%	2,533	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.538291	13.015420	3.81%	49,728	2010
	11.520233	12.538291	8.84%	45,173	2009
	11.854386	11.520233	-2.82%	56,231	2008
	10.964296	11.854386	8.12%	44,699	2007
	10.929220	10.964296	0.32%	39,763	2006
	10.896901	10.929220	0.30%	38,413	2005
	10.428842	10.896901	4.49%	20,684	2004
	10.000000	10.428842	4.29%	13,245	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.153806	14.789900	12.44%	3,458	2010
	11.310065	13.153806	16.30%	2,702	2009
	17.547486	11.310065	-35.55%	4,117	2008
	17.848184	17.547486	-1.68%	4,216	2007
	15.472068	17.848184	15.36%	4,657	2006
	14.990212	15.472068	3.21%	4,782	2005
	13.484369	14.990212	11.17%	5,425	2004
	10.000000	13.484369	34.84%	2,795	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.256429	14.400100	17.49%	2,653	2010
	9.561908	12.256429	28.18%	3,466	2009
	12.826795	9.561908	-25.45%	2,136	2008
	13.312954	12.826795	-3.65%	3,247	2007
	11.213063	13.312954	18.73%	5,186	2006
	10.000000	11.213063	12.13%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.076097	13.089237	8.39%	2,921	2010
	10.000000	12.076097	20.76%	935	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.355993	21.565748	24.26%	7,281	2010
	14.057572	17.355993	23.46%	7,331	2009
	20.605838	14.057572	-31.78%	7,421	2008
	21.005675	20.605838	-1.90%	8,840	2007
	18.591598	21.005675	12.98%	9,661	2006
	17.556363	18.591598	5.90%	10,218	2005
	14.586335	17.556363	20.36%	9,543	2004
	10.000000	14.586335	45.86%	2,133	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.606896	15.390203	13.11%	85,603	2010
	10.931931	13.606896	24.47%	92,281	2009
	17.662101	10.931931	-38.11%	101,882	2008
	17.036532	17.662101	3.67%	125,457	2007
	14.974545	17.036532	13.77%	137,054	2006
	14.519795	14.974545	3.13%	148,379	2005
	13.324207	14.519795	8.97%	153,060	2004
	10.000000	13.324207	33.24%	9,618	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.698331	15.562304	13.61%	4,553	2010
	11.348974	13.698331	20.70%	4,673	2009
	16.353341	11.348974	-30.60%	4,978	2008
	15.499446	16.353341	5.51%	5,464	2007
	13.506071	15.499446	14.76%	6,878	2006
	13.135669	13.506071	2.82%	9,108	2005
	12.693121	13.135669	3.49%	9,769	2004
	10.000000	12.693121	26.93%	4,212	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.787110	13.935060	29.18%	1,338	2010
	8.685842	10.787110	24.19%	1,271	2009
	14.134927	8.685842	-38.55%	1,478	2008
	16.134823	14.134927	-12.39%	1,865	2007
	15.782822	16.134823	2.23%	1,949	2006
	15.140778	15.782822	4.24%	1,936	2005
	13.807334	15.140778	9.66%	1,926	2004
	10.000000	13.807334	38.07%	634	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.263410	14.801435	11.60%	2,890	2010
	11.858215	13.263410	11.85%	1,245	2009
	17.073810	11.858215	-30.55%	4,550	2008
	15.770575	17.073810	8.26%	4,551	2007
	13.792857	15.770575	14.34%	4,253	2006
	13.734130	13.792857	0.43%	4,557	2005
	12.984783	13.734130	5.77%	5,020	2004
	10.000000	12.984783	29.85%	2,166	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.057726	12.893172	6.93%	64,621	2010
	10.162081	12.057726	18.65%	62,047	2009
	11.131463	10.162081	-8.71%	61,637	2008
	10.722007	11.131463	3.82%	72,250	2007
	10.447837	10.722007	2.62%	79,935	2006
	10.476314	10.447837	-0.27%	80,760	2005
	10.268046	10.476314	2.03%	66,728	2004
	10.000000	10.268046	2.68%	18,490	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.219591	12.469404	11.14%	1,015	2010
	9.165923	11.219591	22.41%	0	2009
	12.403881	9.165923	-26.10%	0	2008
	11.585934	12.403881	7.06%	0	2007
	10.706491	11.585934	8.21%	0	2006
	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.112765	12.546367	12.90%	27,134	2010
	8.754255	11.112765	26.94%	27,417	2009
	13.192339	8.754255	-33.64%	27,662	2008
	12.149289	13.192339	8.59%	29,640	2007
	11.013523	12.149289	10.31%	28,317	2006
	10.000000	11.013523	10.14%	18,939	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.855980	12.423867	14.44%	0	2010
	8.380464	10.855980	29.54%	0	2009
	13.726255	8.380464	-38.95%	0	2008
	12.514327	13.726255	9.68%	0	2007
	11.221906	12.514327	11.52%	0	2006
	10.000000	11.221906	12.22%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.563801	17.137015	17.67%	3,338	2010
	9.993789	14.563801	45.73%	1,904	2009
	22.196567	9.993789	-54.98%	4,659	2008
	15.434380	22.196567	43.81%	3,027	2007
	13.402323	15.434380	15.16%	9,011	2006
	10.000000	13.402323	34.02%	5,985	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.495315	15.314711	13.48%	53,539	2010
	10.521820	13.495315	28.26%	60,349	2009
	18.632087	10.521820	-43.53%	62,869	2008
	18.632135	18.632087	0.00%	74,265	2007
	15.732068	18.632135	18.43%	83,339	2006
	15.090059	15.732068	4.25%	101,151	2005
	13.737819	15.090059	9.84%	90,078	2004
	10.000000	13.737819	37.38%	27,583	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.745017	15.589028	22.31%	28,124	2010
	10.085837	12.745017	26.37%	31,747	2009
	19.384006	10.085837	-47.97%	32,764	2008
	15.498745	19.384006	25.07%	40,732	2007
	14.726525	15.498745	5.24%	34,636	2006
	14.134644	14.726525	4.19%	35,853	2005
	13.880172	14.134644	1.83%	33,609	2004
	10.000000	13.880172	38.80%	11,640	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.282886	13.044873	6.20%	64,251	2010
	10.772017	12.282886	14.03%	76,924	2009
	11.299506	10.772017	-4.67%	82,869	2008
	10.994286	11.299506	2.78%	86,745	2007
	10.690860	10.994286	2.84%	99,757	2006
	10.624499	10.690860	0.62%	105,480	2005
	10.326328	10.624499	2.89%	63,538	2004
	10.000000	10.326328	3.26%	9,049	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.447538	27.230997	26.97%	44,734	2010
	15.541095	21.447538	38.01%	46,414	2009
	26.059359	15.541095	-40.36%	48,100	2008
	22.881386	26.059359	13.89%	55,382	2007
	20.613534	22.881386	11.00%	60,078	2006
	17.687147	20.613534	16.55%	71,565	2005
	14.368243	17.687147	23.10%	45,338	2004
	10.000000	14.368243	43.68%	16,846	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.044268	20.104876	11.42%	7,447	2010
	14.476801	18.044268	24.64%	7,447	2009
	26.160493	14.476801	-44.66%	7,448	2008
	22.633693	26.160493	15.58%	7,448	2007
	19.460718	22.633693	16.30%	7,448	2006
	16.590238	19.460718	17.30%	7,449	2005
	14.826272	16.590238	11.90%	7,529	2004
	10.000000	14.826272	48.26%	9,671	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.009807	13.380894	11.42%	14,643	2010
	9.636951	12.009807	24.62%	16,451	2009
	17.410128	9.636951	-44.65%	16,968	2008
	15.062075	17.410128	15.59%	21,534	2007
	12.946101	15.062075	16.34%	21,567	2006
	11.040339	12.946101	17.26%	24,284	2005
	10.000000	11.040339	10.40%	20,248	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.884114	21.064586	24.76%	5,159	2010
	10.879775	16.884114	55.19%	3,440	2009
	22.617260	10.879775	-51.90%	3,627	2008
	21.723116	22.617260	4.12%	5,928	2007
	18.961867	21.723116	14.56%	4,111	2006
	18.746295	18.961867	1.15%	10,491	2005
	16.675759	18.746295	12.42%	14,459	2004
	10.000000	16.675759	66.76%	1,269	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.599753	11.793823	11.27%	63,992	2010
	7.916115	10.599753	33.90%	63,510	2009
	11.396036	7.916115	-30.54%	59,110	2008
	11.123200	11.396036	2.45%	49,381	2007
	10.000000	11.123200	11.23%	27,045	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.707460	16.330667	19.14%	71,436	2010
	11.829259	13.707460	15.88%	75,013	2009
	16.432270	11.829259	-28.01%	86,236	2008
	17.101050	16.432270	-3.91%	104,700	2007
	14.785234	17.101050	15.66%	145,985	2006
	14.475864	14.785234	2.14%	130,033	2005
	13.206529	14.475864	9.61%	118,733	2004
	10.000000	13.206529	32.07%	22,604	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.798651	22.536774	26.62%	29,688	2010
	13.955148	17.798651	27.54%	29,884	2009
	21.097978	13.955148	-33.86%	32,501	2008
	21.887430	21.097978	-3.61%	36,011	2007
	18.946391	21.887430	15.52%	37,660	2006
	17.639138	18.946391	7.41%	38,850	2005
	14.434639	17.639138	22.20%	34,312	2004
	10.000000	14.434639	44.35%	8,564	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.489692	9.243283	8.88%	9,150	2010
	6.600419	8.489692	28.62%	0	2009
	10.000000	6.600419	-34.00%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.272686	18.883736	16.05%	5,363	2010
	9.545392	16.272686	70.48%	2,549	2009
	20.424312	9.545392	-53.26%	581	2008
	16.071961	20.424312	27.08%	2,527	2007
	12.698125	16.071961	26.57%	3,900	2006
	10.000000	12.698125	26.98%	2,365	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.136075	20.485633	7.05%	5,444	2010
	14.140350	19.136075	35.33%	5,630	2009
	24.017376	14.140350	-41.12%	6,689	2008
	21.066692	24.017376	14.01%	10,172	2007
	17.565594	21.066692	19.93%	11,411	2006
	16.145493	17.565594	8.80%	12,745	2005
	13.793976	16.145493	17.05%	15,337	2004
	10.000000	13.793976	37.94%	11,725	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.672328	14.636567	7.05%	26,500	2010
	10.091589	13.672328	35.48%	31,722	2009
	17.144635	10.091589	-41.14%	36,579	2008
	15.039750	17.144635	14.00%	36,983	2007
	12.538624	15.039750	19.95%	45,034	2006
	11.528731	12.538624	8.76%	46,574	2005
	10.000000	11.528731	15.29%	25,337	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.716298	16.622077	12.95%	33,084	2010
	12.556261	14.716298	17.20%	30,560	2009
	11.972125	12.556261	4.88%	26,362	2008
	10.919750	11.972125	9.64%	14,066	2007
	9.799086	10.919750	11.44%	2,110	2006
	10.000000	9.799086	-2.01%	8,439	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.314608	3.15%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.289892	12.90%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.758023	13.376663	13.77%	6,064	2010
	9.863356	11.758023	19.21%	5,087	2009
	17.409344	9.863356	-43.34%	5,833	2008
	15.779518	17.409344	10.33%	6,379	2007
	15.066022	15.779518	4.74%	6,319	2006
	14.050854	15.066022	7.22%	7,237	2005
	13.381288	14.050854	5.00%	6,310	2004
	10.000000	13.381288	33.81%	1,069	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.757610	18.435167	16.99%	2,992	2010
	11.238163	15.757610	40.22%	3,038	2009
	21.525145	11.238163	-47.79%	3,853	2008
	19.719076	21.525145	9.16%	3,761	2007
	17.175844	19.719076	14.81%	3,660	2006
	15.917685	17.175844	7.90%	3,888	2005
	13.983912	15.917685	13.83%	2,677	2004
	10.000000	13.983912	39.84%	839	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.865539	12.733819	7.32%	4,278	2010
	10.000000	11.865539	18.66%	3,535	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	16.038356	17.123931	6.77%	12,581	2010
	12.932819	16.038356	24.01%	11,937	2009
	15.602324	12.932819	-17.11%	11,118	2008
	14.326993	15.602324	8.90%	15,950	2007
	13.139386	14.326993	9.04%	18,292	2006
	12.358479	13.139386	6.32%	16,146	2005
	11.556502	12.358479	6.94%	15,157	2004
	10.000000	11.556502	15.57%	6,258	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.648783	19.609001	5.15%	2,126	2010
	12.933433	18.648783	44.19%	4,838	2009
	23.518443	12.933433	-45.01%	3,258	2008
	17.431602	23.518443	34.92%	13,866	2007
	16.176919	17.431602	7.76%	1,434	2006
	14.553654	16.176919	11.15%	1,435	2005
	12.493074	14.553654	16.49%	1,435	2004
	10.000000	12.493074	24.93%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.258719	12.59%	277	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.725239	28.058544	23.47%	10,406	2010
	12.851124	22.725239	76.83%	11,067	2009
	27.232002	12.851124	-52.81%	10,181	2008
	21.533365	27.232002	26.46%	9,358	2007
	14.864113	21.533365	44.87%	6,875	2006
	11.401257	14.864113	30.37%	1,713	2005
	10.000000	11.401257	14.01%	1,955	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.651172	41.544406	23.46%	3,905	2010
	19.029804	33.651172	76.83%	2,941	2009
	40.340861	19.029804	-52.83%	2,946	2008
	31.912614	40.340861	26.41%	2,946	2007
	22.038767	31.912614	44.80%	2,946	2006
	16.914366	22.038767	30.30%	2,946	2005
	14.431628	16.914366	17.20%	2,946	2004
	10.000000	14.431628	44.32%	1,826	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.916023	15.412073	10.75%	16,486	2010
	10.131280	13.916023	37.36%	17,315	2009
	16.280091	10.131280	-37.77%	18,361	2008
	14.850087	16.280091	9.63%	18,410	2007
	14.013917	14.850087	5.97%	18,715	2006
	13.615317	14.013917	2.93%	19,005	2005
	12.650967	13.615317	7.62%	16,907	2004
	10.000000	12.650967	26.51%	9,175	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.908543	17.471867	9.83%	21,591	2010
	13.156184	15.908543	20.92%	19,750	2009
	19.808873	13.156184	-33.58%	15,611	2008
	18.645132	19.808873	6.24%	21,997	2007
	15.667692	18.645132	19.00%	20,273	2006
	14.901771	15.667692	5.14%	15,531	2005
	13.142033	14.901771	13.39%	2,431	2004
	10.000000	13.142033	31.42%	1,590	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.753310	7.53%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	11.048459	12.061710	9.17%	101,966	2010
	8.906348	11.048459	24.05%	111,488	2009
	12.716596	8.906348	-31.24%	130,704	2008
	12.048254	12.716596	5.55%	142,904	2007
	11.049034	12.048254	9.04%	168,209	2006
	10.758576	11.049034	2.70%	180,933	2005
	10.000000	10.758576	7.59%	139,437	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.172173	12.256564	20.49%	0	2010
	7.658052	10.172173	32.83%	0	2009
	14.478661	7.658052	-47.11%	610	2008
	14.206466	14.478661	1.92%	1,718	2007
	11.652777	14.206466	21.91%	1,524	2006
	10.000000	11.652777	16.53%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.240700	10.647160	3.97%	11,164	2010
	9.150793	10.240700	11.91%	12,280	2009
	10.704077	9.150793	-14.51%	15,429	2008
	10.346619	10.704077	3.45%	15,567	2007
	10.054736	10.346619	2.90%	23,644	2006
	10.036805	10.054736	0.18%	23,301	2005
	10.085267	10.036805	-0.48%	18,426	2004
	10.000000	10.085267	0.85%	12,546	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.401784	13.467423	18.12%	0	2010
	9.405887	11.401784	21.22%	0	2009
	15.737151	9.405887	-40.23%	0	2008
	15.855812	15.737151	-0.75%	0	2007
	15.254782	15.855812	3.94%	0	2006
	15.012368	15.254782	1.61%	0	2005
	13.588485	15.012368	10.48%	0	2004
	10.000000	13.588485	35.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.413659	16.273510	21.32%	886	2010
	10.335393	13.413659	29.78%	1,014	2009
	17.283561	10.335393	-40.20%	1,089	2008
	16.265200	17.283561	6.26%	2,461	2007
	14.485598	16.265200	12.29%	2,375	2006
	13.727148	14.485598	5.53%	1,665	2005
	12.271291	13.727148	11.86%	641	2004
	10.000000	12.271291	22.71%	139	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.446627	13.907599	11.74%	40,722	2010
	10.000000	12.446627	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.273251	10.257868	10.62%	25,545	2010
	7.609027	9.273251	21.87%	24,250	2009
	10.972607	7.609027	-30.65%	27,264	2008
	10.469308	10.972607	4.81%	23,903	2007
	10.000000	10.469308	4.69%	11,064	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475482	10.964216	4.67%	10,969	2010
	9.458857	10.475482	10.75%	11,406	2009
	10.627782	9.458857	-11.00%	19,554	2008
	10.451366	10.627782	1.69%	29,579	2007
	10.000000	10.451366	4.51%	9,282	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.288170	11.307734	9.91%	9,642	2010
	7.357433	10.288170	39.83%	7,611	2009
	12.142021	7.357433	-39.41%	4,197	2008
	10.752059	12.142021	12.93%	8,767	2007
	10.000000	10.752059	7.52%	2,336	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.573945	10.007247	16.72%	15,081	2010
	6.256195	8.573945	37.05%	9,614	2009
	11.356722	6.256195	-44.91%	6,056	2008
	10.278312	11.356722	10.49%	21,720	2007
	10.000000	10.278312	2.78%	17,108	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	13,814	2010
	5.999507	7.742763	29.06%	9,650	2009
	9.809470	5.999507	-38.84%	0	2008
	10.000000	9.809470	-1.91%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.989136	16.748919	11.74%	12,447	2010
	10.396527	14.989136	44.17%	14,673	2009
	14.620363	10.396527	-28.89%	15,844	2008
	14.356419	14.620363	1.84%	26,020	2007
	13.143946	14.356419	9.22%	28,463	2006
	13.000404	13.143946	1.10%	34,678	2005
	11.957633	13.000404	8.72%	48,928	2004
	10.000000	11.957633	19.58%	21,209	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	37,967	2010
	8.258152	11.912792	44.25%	39,719	2009
	11.630759	8.258152	-29.00%	31,769	2008
	11.417078	11.630759	1.87%	37,593	2007
	10.453271	11.417078	9.22%	40,090	2006
	10.000000	10.453271	4.53%	45,144	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.720327	8.796863	13.94%	245	2010
	5.111068	7.720327	51.05%	0	2009
	10.000000	5.111068	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.939453	9.687562	22.02%	3,338	2010
	6.124732	7.939453	29.63%	5,149	2009
	10.000000	6.124732	-38.75%	5,950	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	0	2010
	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	3,538	2010
	7.922177	9.373787	18.32%	244	2009
	10.000000	7.922177	-20.78%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	43,978	2010
	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	7,245	2010
	9.072864	10.126015	11.61%	8,297	2009
	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	2,749	2010
	7.557700	9.101202	20.42%	3,969	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	0	2010
	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	21,067	2010
	8.302301	9.648048	16.21%	21,940	2009
	10.000000	8.302301	-16.98%	22,790	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.552114	11.126508	5.44%	2,694	2010
	9.840292	10.552114	7.23%	2,960	2009
	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.321157	12.086780	6.76%	12,862	2010
	9.846106	11.321157	14.98%	10,678	2009
	10.000000	9.846106	-1.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.581526	38.438953	14.46%	0	2010
	20.851578	33.581526	61.05%	0	2009
	50.192300	20.851578	-58.46%	0	2008
	35.009514	50.192300	43.37%	29	2007
	26.006933	35.009514	34.62%	29	2006
	19.900995	26.006933	30.68%	29	2005
	16.733125	19.900995	18.93%	29	2004
	10.000000	16.733125	67.33%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.968403	22.851982	14.44%	6,013	2010
	12.398865	19.968403	61.05%	7,122	2009
	29.798561	12.398865	-58.39%	5,706	2008
	20.747777	29.798561	43.62%	7,967	2007
	15.385337	20.747777	34.85%	8,330	2006
	11.759167	15.385337	30.84%	6,331	2005
	10.000000	11.759167	17.59%	2,296	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.219122	12.643385	3.47%	95,700	2010
	12.049841	12.219122	1.40%	101,088	2009
	11.327897	12.049841	6.37%	125,817	2008
	10.705704	11.327897	5.81%	76,531	2007
	10.490339	10.705704	2.05%	92,522	2006
	10.287039	10.490339	1.98%	98,014	2005
	10.088161	10.287039	1.97%	84,422	2004
	10.000000	10.088161	0.88%	10,075	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.982004	7.791317	11.59%	892	2010
	5.461818	6.982004	27.83%	892	2009
	10.000000	5.461818	-45.38%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.381156	8.888768	6.06%	621	2010
	6.599237	8.381156	27.00%	621	2009
	11.743033	6.599237	-43.80%	650	2008
	10.871766	11.743033	8.01%	0	2007
	10.000000	10.871766	8.72%	319	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.632265	17.695222	13.20%	78,145	2010
	12.444523	15.632265	25.62%	69,820	2009
	19.954000	12.444523	-37.63%	70,593	2008
	19.071621	19.954000	4.63%	76,770	2007
	16.524893	19.071621	15.41%	83,136	2006
	15.503787	16.524893	6.59%	81,133	2005
	13.768764	15.503787	12.60%	68,228	2004
	10.000000	13.768764	37.69%	15,293	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	0	2010
	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	5,881	2010
	10.000000	12.102502	21.03%	3,779	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.384560	12.950424	4.57%	121,581	2010
	11.496884	12.384560	7.72%	118,085	2009
	12.388569	11.496884	-7.20%	108,373	2008
	11.905582	12.388569	4.06%	119,591	2007
	11.355896	11.905582	4.84%	111,203	2006
	11.131149	11.355896	2.02%	159,442	2005
	10.770944	11.131149	3.34%	153,617	2004
	10.000000	10.770944	7.71%	33,156	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.119693	15.464981	9.53%	541,328	2010
	12.001822	14.119693	17.65%	564,098	2009
	15.824448	12.001822	-24.16%	686,160	2008
	15.167450	15.824448	4.33%	861,081	2007
	13.792985	15.167450	9.96%	906,993	2006
	13.258532	13.792985	4.03%	926,627	2005
	12.257476	13.258532	8.17%	889,504	2004
	10.000000	12.257476	22.57%	165,669	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.124442	16.852338	11.42%	368,542	2010
	12.312557	15.124442	22.84%	386,538	2009
	18.173421	12.312557	-32.25%	417,652	2008
	17.338348	18.173421	4.82%	471,436	2007
	15.328374	17.338348	13.11%	545,369	2006
	14.496628	15.328374	5.74%	591,529	2005
	13.096373	14.496628	10.69%	593,289	2004
	10.000000	13.096373	30.96%	145,784	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.325050	14.279185	7.16%	228,198	2010
	11.778592	13.325050	13.13%	247,931	2009
	14.039919	11.778592	-16.11%	301,698	2008
	13.431593	14.039919	4.53%	323,964	2007
	12.544538	13.431593	7.07%	318,931	2006
	12.157509	12.544538	3.18%	335,518	2005
	11.488900	12.157509	5.82%	312,366	2004
	10.000000	11.488900	14.89%	59,466	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.742082	22.111126	24.63%	4,432	2010
	13.137796	17.742082	35.05%	5,186	2009
	20.939637	13.137796	-37.26%	5,822	2008
	19.715712	20.939637	6.21%	5,534	2007
	18.167905	19.715712	8.52%	8,558	2006
	16.411579	18.167905	10.70%	8,978	2005
	14.360150	16.411579	14.29%	6,774	2004
	10.000000	14.360150	43.60%	1,859	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.669317	10.535967	-1.25%	192,895	2010
	10.799837	10.669317	-1.21%	86,146	2009
	10.716462	10.799837	0.78%	125,446	2008
	10.356504	10.716462	3.48%	55,577	2007
	10.032727	10.356504	3.23%	96,257	2006
	9.895360	10.032727	1.39%	85,361	2005
	9.939966	9.895360	-0.45%	97,787	2004
	10.000000	9.939966	-0.60%	421	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.469036	13.616863	9.21%	38,812	2010
	10.151842	12.469036	22.83%	28,839	2009
	12.429626	10.151842	-18.33%	31,007	2008
	12.031384	12.429626	3.31%	40,309	2007
	11.621015	12.031384	3.53%	34,111	2006
	11.516635	11.621015	0.91%	32,952	2005
	10.947135	11.516635	5.20%	16,845	2004
	10.000000	10.947135	9.47%	1,002	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.162604	9.173427	12.38%	20,603	2010
	6.073083	8.162604	34.41%	25,849	2009
	10.000000	6.073083	-39.27%	4,757	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.941929	15.625032	4.57%	209	2010
	11.683433	14.941929	27.89%	536	2009
	22.106488	11.683433	-47.15%	741	2008
	21.797487	22.106488	1.42%	1,194	2007
	18.032864	21.797487	20.88%	1,615	2006
	16.335191	18.032864	10.39%	1,889	2005
	13.784997	16.335191	18.50%	1,893	2004
	10.000000	13.784997	37.85%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.516093	10.992269	4.53%	9,929	2010
	8.223837	10.516093	27.87%	15,267	2009
	15.552594	8.223837	-47.12%	23,123	2008
	15.336721	15.552594	1.41%	24,399	2007
	12.687509	15.336721	20.88%	24,152	2006
	11.491561	12.687509	10.41%	24,019	2005
	10.000000	11.491561	14.92%	6,872	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.056674	9.177926	13.92%	45,531	2010
	6.307318	8.056674	27.74%	7,081	2009
	10.000000	6.307318	-36.93%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	31,542	2010
	6.295437	7.920878	25.82%	28,462	2009
	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.779729	9.715983	24.89%	38,463	2010
	6.217635	7.779729	25.12%	38,344	2009
	10.000000	6.217635	-37.82%	1,973	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	3,680	2010
	6.701262	8.633805	28.84%	4,010	2009
	10.000000	6.701262	-32.99%	3,507	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.954272	14.768511	23.54%	5,111	2010
	9.517988	11.954272	25.60%	6,997	2009
	18.028478	9.517988	-47.21%	7,343	2008
	16.673865	18.028478	8.12%	7,443	2007
	16.394915	16.673865	1.70%	8,320	2006
	15.409829	16.394915	6.39%	10,263	2005
	13.789075	15.409829	11.75%	7,424	2004
	10.000000	13.789075	37.89%	2,263	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.309278	21.618365	24.89%	6,791	2010
	13.926862	17.309278	24.29%	8,358	2009
	20.832316	13.926862	-33.15%	9,219	2008
	22.741481	20.832316	-8.40%	12,726	2007
	19.666249	22.741481	15.64%	14,533	2006
	19.375585	19.666249	1.50%	14,567	2005
	16.770427	19.375585	15.53%	13,214	2004
	10.000000	16.770427	67.70%	3,049	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.113382	21.121050	23.42%	9,889	2010
	12.891503	17.113382	32.75%	8,772	2009
	21.177486	12.891503	-39.13%	10,979	2008
	21.048246	21.177486	0.61%	12,964	2007
	19.072534	21.048246	10.36%	13,314	2006
	17.243018	19.072534	10.61%	17,030	2005
	14.699991	17.243018	17.30%	11,155	2004
	10.000000	14.699991	47.00%	1,869	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.842677	14.359252	11.81%	3,522	2010
	10.358075	12.842677	23.99%	4,334	2009
	17.964782	10.358075	-42.34%	4,866	2008
	16.862404	17.964782	6.54%	2,778	2007
	15.057436	16.862404	11.99%	2,177	2006
	14.244700	15.057436	5.71%	1,672	2005
	13.169445	14.244700	8.16%	714	2004
	10.000000	13.169445	31.69%	313	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.199571	9.229811	28.20%	50,973	2010
	5.586139	7.199571	28.88%	54,139	2009
	10.000000	5.586139	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	3,912	2010
	9.860285	10.429293	5.77%	4,288	2009
	10.000000	9.860285	-1.40%	810	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.304907	14.615236	9.85%	0	2010
	10.000000	13.304907	33.05%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.929015	13.854859	7.16%	130,131	2010
	10.000000	12.929015	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	2,257	2010
	10.000000	12.925473	29.25%	3,197	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.974721	15.931666	14.00%	15,489	2010
	11.032808	13.974721	26.67%	13,774	2009
	17.796309	11.032808	-38.01%	14,964	2008
	18.505212	17.796309	-3.83%	17,661	2007
	16.215677	18.505212	14.12%	21,209	2006
	15.796192	16.215677	2.66%	26,259	2005
	13.661931	15.796192	15.62%	22,437	2004
	10.000000	13.661931	36.62%	761	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.800664	14.621315	14.22%	22,989	2010
	9.300233	12.800664	37.64%	24,966	2009
	15.788180	9.300233	-41.09%	33,842	2008
	15.075751	15.788180	4.73%	46,798	2007
	13.003547	15.075751	15.94%	47,480	2006
	11.545805	13.003547	12.63%	41,715	2005
	10.000000	11.545805	15.46%	25,254	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.748832	22.564578	14.26%	12,398	2010
	14.351042	19.748832	37.61%	11,837	2009
	24.355978	14.351042	-41.08%	12,679	2008
	23.251982	24.355978	4.75%	13,675	2007
	20.061994	23.251982	15.90%	14,840	2006
	17.810972	20.061994	12.64%	15,759	2005
	15.172123	17.810972	17.39%	19,466	2004
	10.000000	15.172123	51.72%	15,706	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.520477	2.844156	12.84%	11,980	2010
	2.019020	2.520477	24.84%	11,646	2009
	9.568097	2.019020	-78.90%	9,155	2008
	10.000000	9.568097	-4.32%	14,191	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.660149	4.136369	13.01%	20,304	2010
	2.942816	3.660149	24.38%	19,935	2009
	13.908610	2.942816	-78.84%	20,644	2008
	14.151995	13.908610	-1.72%	24,762	2007
	13.120155	14.151995	7.86%	36,995	2006
	13.024605	13.120155	0.73%	39,864	2005
	12.130260	13.024605	7.37%	36,396	2004
	10.000000	12.130260	21.30%	17,040	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.205884	15.104731	14.38%	22,330	2010
	10.448177	13.205884	26.39%	25,641	2009
	17.239555	10.448177	-39.39%	32,174	2008
	16.763040	17.239555	2.84%	40,825	2007
	14.791636	16.763040	13.33%	45,831	2006
	14.165148	14.791636	4.42%	46,775	2005
	13.142514	14.165148	7.78%	40,614	2004
	10.000000	13.142514	31.43%	11,926	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.621145	21.413044	21.52%	9,571	2010
	13.036119	17.621145	35.17%	10,896	2009
	21.293886	13.036119	-38.78%	14,292	2008
	21.869330	21.293886	-2.63%	17,011	2007
	19.314296	21.869330	13.23%	19,132	2006
	17.826274	19.314296	8.35%	18,983	2005
	15.146754	17.826274	17.69%	15,579	2004
	10.000000	15.146754	51.47%	4,519	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.874552	11.745076	8.01%	991	2010
	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.954048	11.378072	3.87%	39,877	2010
	10.000000	10.954048	9.54%	46,111	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.578051	13.077277	12.95%	6,617	2010
	9.031982	11.578051	28.19%	3,772	2009
	14.920123	9.031982	-39.46%	3,729	2008
	16.081163	14.920123	-7.22%	4,173	2007
	14.048844	16.081163	14.47%	5,732	2006
	13.519348	14.048844	3.92%	6,791	2005
	12.321351	13.519348	9.72%	8,036	2004
	10.000000	12.321351	23.21%	2,550	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.834253	16.117634	8.65%	1,536	2010
	12.052948	14.834253	23.08%	3,412	2009
	21.777079	12.052948	-44.65%	3,412	2008
	20.351449	21.777079	7.01%	3,412	2007
	16.135628	20.351449	26.13%	3,413	2006
	14.562944	16.135628	10.80%	3,413	2005
	12.691782	14.562944	14.74%	7,498	2004
	10.000000	12.691782	26.92%	1,876	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.893565	16.573515	19.29%	2,358	2010
	8.584322	13.893565	61.85%	3,436	2009
	13.805667	8.584322	-37.82%	3,862	2008
	13.249928	13.805667	4.19%	4,253	2007
	12.725497	13.249928	4.12%	4,388	2006
	12.192050	12.725497	4.38%	4,406	2005
	11.754791	12.192050	3.72%	4,730	2004
	10.000000	11.754791	17.55%	2,927	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.548103	5.48%	245	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.844613	11.443545	5.52%	4,774	2010
	10.040076	10.844613	8.01%	5,121	2009
	11.354331	10.040076	-11.57%	20,145	2008
	10.928553	11.354331	3.90%	21,505	2007
	10.685986	10.928553	2.27%	23,680	2006
	10.411305	10.685986	2.64%	26,776	2005
	10.130478	10.411305	2.77%	13,991	2004
	10.000000	10.130478	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.833473	20.409846	8.37%	58	2010
	14.657881	18.833473	28.49%	434	2009
	17.458787	14.657881	-16.04%	667	2008
	16.618318	17.458787	5.06%	667	2007
	15.187336	16.618318	9.42%	718	2006
	13.714668	15.187336	10.74%	718	2005
	12.616630	13.714668	8.70%	718	2004
	10.000000	12.616630	26.17%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.817546	18.18%	6,672	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.451967	13.814328	10.94%	23,213	2010
	9.924005	12.451967	25.47%	24,030	2009
	16.174584	9.924005	-38.64%	23,984	2008
	14.897796	16.174584	8.57%	28,272	2007
	13.270331	14.897796	12.26%	28,121	2006
	12.357046	13.270331	7.39%	27,868	2005
	11.410528	12.357046	8.30%	25,213	2004
	10.000000	11.410528	14.11%	496	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.940685	11.121085	11.87%	0	2010
	8.719001	9.940685	14.01%	0	2009
	12.455929	8.719001	-30.00%	0	2008
	11.723930	12.455929	6.24%	0	2007
	10.586749	11.723930	10.74%	0	2006
	10.211130	10.586749	3.68%	0	2005
	10.000000	10.211130	2.11%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.616952	26.17%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.289036	16.636421	25.19%	377	2010
	8.816097	13.289036	50.74%	0	2009
	15.241347	8.816097	-42.16%	0	2008
	13.562271	15.241347	12.38%	0	2007
	11.187883	13.562271	21.22%	0	2006
	10.663426	11.187883	4.92%	0	2005
	10.000000	10.663426	6.63%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	12.154327	12.847304	5.70%	0	2010
	10.990002	12.154327	10.59%	0	2009
	10.869263	10.990002	1.11%	0	2008
	10.365824	10.869263	4.86%	0	2007
	10.110805	10.365824	2.52%	0	2006
	10.047787	10.110805	0.63%	0	2005
	10.000000	10.047787	0.48%	0	2004*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.854596	14.304207	11.28%	0	2010
	10.827274	12.854596	18.72%	0	2009
	18.506988	10.827274	-41.50%	0	2008
	17.892030	18.506988	3.44%	0	2007
	15.503132	17.892030	15.41%	0	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.406669	22.986580	24.88%	20,734	2010
	13.079240	18.406669	40.73%	4,343	2009
	20.635008	13.079240	-36.62%	5,115	2008
	20.604211	20.635008	0.15%	0	2007
	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.449686	12.910361	3.70%	109,111	2010
	11.450417	12.449686	8.73%	85,067	2009
	11.794488	11.450417	-2.92%	64,785	2008
	10.920015	11.794488	8.01%	48,319	2007
	10.896084	10.920015	0.22%	44,545	2006
	10.874842	10.896084	0.20%	34,873	2005
	10.418281	10.874842	4.38%	5,682	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.062460	14.672334	12.32%	0	2010
	11.242922	13.062460	16.18%	0	2009
	17.461039	11.242922	-35.61%	0	2008
	17.778371	17.461039	-1.78%	0	2007
	15.427120	17.778371	15.24%	0	2006
	14.961770	15.427120	3.11%	0	2005
	13.472415	14.961770	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.198606	14.317670	17.37%	43,246	2010
	9.526439	12.198606	28.05%	32,614	2009
	12.792189	9.526439	-25.53%	26,671	2008
	13.290580	12.792189	-3.75%	29,323	2007
	11.205543	13.290580	18.61%	20,386	2006
	10.000000	11.205543	12.06%	2,551	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.067934	13.067152	8.28%	127,553	2010
	10.000000	12.067934	20.68%	23,129	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.235524	21.394413	24.13%	26,016	2010
	13.974154	17.235524	23.34%	14,333	2009
	20.504377	13.974154	-31.85%	12,668	2008
	20.923558	20.504377	-2.00%	11,623	2007
	18.537637	20.923558	12.87%	11,049	2006
	17.523087	18.537637	5.79%	9,649	2005
	14.573424	17.523087	20.24%	1,182	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.512440	15.267909	12.99%	54,148	2010
	10.867044	13.512440	24.34%	56,241	2009
	17.575096	10.867044	-38.17%	60,522	2008
	16.969878	17.575096	3.57%	69,096	2007
	14.931032	16.969878	13.66%	57,865	2006
	14.492244	14.931032	3.03%	28,114	2005
	13.312395	14.492244	8.86%	9,891	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.603246	15.438650	13.49%	12,171	2010
	11.281615	13.603246	20.58%	5,028	2009
	16.272778	11.281615	-30.67%	4,156	2008
	15.438813	16.272778	5.40%	4,184	2007
	13.466826	15.438813	14.64%	5,441	2006
	13.110738	13.466826	2.72%	2,824	2005
	12.681876	13.110738	3.38%	1,659	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.712167	13.824260	29.05%	0	2010
	8.634253	10.712167	24.07%	0	2009
	14.065272	8.634253	-38.61%	0	2008
	16.071699	14.065272	-12.48%	0	2007
	15.736972	16.071699	2.13%	0	2006
	15.112039	15.736972	4.14%	0	2005
	13.795093	15.112039	9.55%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.171340	14.683822	11.48%	0	2010
	11.787834	13.171340	11.74%	0	2009
	16.989717	11.787834	-30.62%	0	2008
	15.708894	16.989717	8.15%	0	2007
	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.974030	12.790728	6.82%	55,210	2010
	10.101766	11.974030	18.53%	65,857	2009
	11.076617	10.101766	-8.80%	63,306	2008
	10.680041	11.076617	3.71%	79,597	2007
	10.417461	10.680041	2.52%	75,249	2006
	10.456416	10.417461	-0.37%	42,547	2005
	10.258926	10.456416	1.93%	15,943	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.166697	12.398062	11.03%	76,517	2010
	9.131944	11.166697	22.28%	32,530	2009
	12.370445	9.131944	-26.18%	39,240	2008
	11.566476	12.370445	6.95%	17,981	2007
	10.699312	11.566476	8.10%	1,383	2006
	10.000000	10.699312	6.99%	1,334	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.060351	12.474560	12.79%	210,700	2010
	8.721797	11.060351	26.81%	50,919	2009
	13.156786	8.721797	-33.71%	25,367	2008
	12.128889	13.156786	8.47%	19,490	2007
	11.006133	12.128889	10.20%	11,778	2006
	10.000000	11.006133	10.06%	7,778	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.804752	12.352735	14.33%	20,001	2010
	8.349378	10.804752	29.41%	21,329	2009
	13.689247	8.349378	-39.01%	14,046	2008
	12.493309	13.689247	9.57%	7,439	2007
	11.214376	12.493309	11.40%	9,798	2006
	10.000000	11.214376	12.14%	8,072	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.495096	17.038919	17.55%	32,324	2010
	9.956721	14.495096	45.58%	32,664	2009
	22.136758	9.956721	-55.02%	22,991	2008
	15.408470	22.136758	43.67%	18,120	2007
	13.393345	15.408470	15.05%	25,521	2006
	10.000000	13.393345	33.93%	11,238	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.401575	15.192949	13.37%	146,941	2010
	10.459329	13.401575	28.13%	94,465	2009
	18.540287	10.459329	-43.59%	86,349	2008
	18.559236	18.540287	-0.10%	113,087	2007
	15.686349	18.559236	18.31%	111,587	2006
	15.061405	15.686349	4.15%	79,839	2005
	13.725633	15.061405	9.73%	25,395	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.656565	15.465188	22.19%	43,820	2010
	10.025990	12.656565	26.24%	27,100	2009
	19.288579	10.025990	-48.02%	22,834	2008
	15.438157	19.288579	24.94%	17,435	2007
	14.683761	15.438157	5.14%	17,391	2006
	14.107836	14.683761	4.08%	18,227	2005
	13.867877	14.107836	1.73%	8,375	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.197618	12.941194	6.10%	430,420	2010
	10.708075	12.197618	13.91%	514,389	2009
	11.243823	10.708075	-4.76%	495,672	2008
	10.951260	11.243823	2.67%	508,173	2007
	10.659771	10.951260	2.73%	250,859	2006
	10.604314	10.659771	0.52%	85,834	2005
	10.317150	10.604314	2.78%	13,735	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.298626	27.014572	26.84%	121,692	2010
	15.448824	21.298626	37.87%	104,125	2009
	25.930971	15.448824	-40.42%	97,691	2008
	22.791856	25.930971	13.77%	100,103	2007
	20.553638	22.791856	10.89%	90,430	2006
	17.653567	20.553638	16.43%	63,770	2005
	14.355502	17.653567	22.97%	15,423	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.918989	19.945109	11.31%	0	2010
	14.390862	17.918989	24.52%	0	2009
	26.031640	14.390862	-44.72%	0	2008
	22.545159	26.031640	15.46%	0	2007
	19.404191	22.545159	16.19%	0	2006
	16.558753	19.404191	17.18%	0	2005
	14.813129	16.558753	11.78%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.941094	13.290874	11.30%	47,072	2010
	9.591527	11.941094	24.50%	38,613	2009
	17.345687	9.591527	-44.70%	38,037	2008
	15.021620	17.345687	15.47%	48,782	2007
	12.924386	15.021620	16.23%	36,233	2006
	11.032954	12.924386	17.14%	19,124	2005
	10.000000	11.032954	10.33%	3,320	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.766879	20.897175	24.63%	5,518	2010
	10.815184	16.766879	55.03%	6,760	2009
	22.505859	10.815184	-51.95%	8,100	2008
	21.638152	22.505859	4.01%	8,929	2007
	18.906801	21.638152	14.45%	8,847	2006
	18.710736	18.906801	1.05%	4,931	2005
	16.660993	18.710736	12.30%	2,540	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.560423	11.738165	11.15%	305,847	2010
	7.894728	10.560423	33.77%	268,207	2009
	11.376790	7.894728	-30.61%	273,423	2008
	11.115728	11.376790	2.35%	279,796	2007
	10.000000	11.115728	11.16%	127,554	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.612280	16.200863	19.02%	115,800	2010
	11.759021	13.612280	15.76%	111,514	2009
	16.351297	11.759021	-28.09%	121,785	2008
	17.034126	16.351297	-4.01%	164,283	2007
	14.742263	17.034126	15.55%	196,130	2006
	14.448376	14.742263	2.03%	148,451	2005
	13.194816	14.448376	9.50%	27,999	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.675073	22.357673	26.49%	94,605	2010
	13.872311	17.675073	27.41%	114,958	2009
	20.994058	13.872311	-33.92%	42,130	2008
	21.801820	20.994058	-3.71%	49,948	2007
	18.891360	21.801820	15.41%	45,090	2006
	17.605676	18.891360	7.30%	25,102	2005
	14.421856	17.605676	22.08%	6,810	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.475367	9.218340	8.77%	53,586	2010
	6.595954	8.475367	28.49%	42,938	2009
	10.000000	6.595954	-34.04%	37,634	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.195908	18.775640	15.93%	24,053	2010
	9.509978	16.195908	70.30%	24,833	2009
	20.369241	9.509978	-53.31%	28,994	2008
	16.044958	20.369241	26.95%	25,030	2007
	12.689601	16.044958	26.44%	21,307	2006
	10.000000	12.689601	26.90%	6,674	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.003244	20.322853	6.94%	0	2010
	14.056429	19.003244	35.19%	0	2009
	23.899086	14.056429	-41.18%	0	2008
	20.984278	23.899086	13.89%	0	2007
	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.594131	14.538151	6.94%	79,248	2010
	10.044033	13.594131	35.35%	84,009	2009
	17.081184	10.044033	-41.20%	278,600	2008
	14.999358	17.081184	13.88%	195,190	2007
	12.517583	14.999358	19.83%	105,334	2006
	11.521015	12.517583	8.65%	62,925	2005
	10.000000	11.521015	15.21%	10,088	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.646895	16.526961	12.84%	140,831	2010
	12.509699	14.646895	17.08%	96,378	2009
	11.939825	12.509699	4.77%	73,025	2008
	10.901379	11.939825	9.53%	69,638	2007
	9.792491	10.901379	11.32%	52,757	2006
	10.000000	9.792491	-2.08%	32,060	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.312889	3.13%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.288018	12.88%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.676376	13.270352	13.65%	3,267	2010
	9.804793	11.676376	19.09%	3,435	2009
	17.323566	9.804793	-43.40%	3,670	2008
	15.717766	17.323566	10.22%	3,940	2007
	15.022230	15.717766	4.63%	2,222	2006
	14.024174	15.022230	7.12%	590	2005
	13.369420	14.024174	4.90%	884	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.648192	18.288647	16.87%	9,374	2010
	11.171437	15.648192	40.07%	6,340	2009
	21.419114	11.171437	-47.84%	3,177	2008
	19.641943	21.419114	9.05%	5,015	2007
	17.125947	19.641943	14.69%	4,237	2006
	15.887478	17.125947	7.80%	1,903	2005
	13.971519	15.887478	13.71%	76	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.857519	12.712334	7.21%	105,753	2010
	10.000000	11.857519	18.58%	38,669	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.927003	16.987838	6.66%	0	2010
	12.856037	15.927003	23.89%	0	2009
	15.525436	12.856037	-17.19%	0	2008
	14.270926	15.525436	8.79%	0	2007
	13.101199	14.270926	8.93%	0	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.519285	19.453130	5.04%	43,417	2010
	12.856640	18.519285	44.04%	27,754	2009
	23.402581	12.856640	-45.06%	13,447	2008
	17.363405	23.402581	34.78%	6,635	2007
	16.129914	17.363405	7.65%	0	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.251164	12.51%	3,782	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.595263	27.869869	23.34%	45,592	2010
	12.790566	22.595263	76.66%	67,728	2009
	27.131256	12.790566	-52.86%	69,963	2008
	21.475560	27.131256	26.34%	51,404	2007
	14.839181	21.475560	44.72%	27,083	2006
	11.393616	14.839181	30.24%	0	2005
	10.000000	11.393616	13.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.417544	41.214264	23.33%	0	2010
	18.916833	33.417544	76.66%	0	2009
	40.142189	18.916833	-52.88%	0	2008
	31.787788	40.142189	26.28%	0	2007
	21.974735	31.787788	44.66%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.819398	15.289569	10.64%	2,044	2010
	10.071127	13.819398	37.22%	2,523	2009
	16.199872	10.071127	-37.83%	3,044	2008
	14.791974	16.199872	9.52%	5,252	2007
	13.973177	14.791974	5.86%	9,582	2006
	13.589474	13.973177	2.82%	9,383	2005
	12.639747	13.589474	7.51%	4,984	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.798089	17.332997	9.72%	171,714	2010
	13.078095	15.798089	20.80%	195,282	2009
	19.711303	13.078095	-33.65%	36,561	2008
	18.572196	19.711303	6.13%	35,094	2007
	15.622179	18.572196	18.88%	21,146	2006
	14.873499	15.622179	5.03%	13,825	2005
	13.130385	14.873499	13.28%	2,936	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.746091	7.46%	25,821	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.985685	11.981041	9.06%	17,977	2010
	8.864709	10.985685	23.93%	19,864	2009
	12.669991	8.864709	-31.31%	21,239	2008
	12.016327	12.669991	5.44%	36,631	2007
	11.030903	12.016327	8.93%	58,551	2006
	10.751789	11.030903	2.60%	17,297	2005
	10.000000	10.751789	7.52%	7,485	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.124193	12.186424	20.37%	0	2010
	7.629652	10.124193	32.70%	0	2009
	14.439624	7.629652	-47.16%	7,190	2008
	14.182606	14.439624	1.81%	186,266	2007
	11.644955	14.182606	21.79%	75,054	2006
	10.000000	11.644955	16.45%	4,389	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.169582	10.562516	3.86%	134,937	2010
	9.096457	10.169582	11.80%	179,950	2009
	10.651306	9.096457	-14.60%	335,759	2008
	10.306104	10.651306	3.35%	287,858	2007
	10.025491	10.306104	2.80%	96,334	2006
	10.017727	10.025491	0.08%	5,768	2005
	10.076302	10.017727	-0.58%	2,568	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.322617	13.360411	18.00%	498	2010
	9.350047	11.322617	21.10%	2,000	2009
	15.659615	9.350047	-40.29%	839	2008
	15.793777	15.659615	-0.85%	654	2007
	15.210473	15.793777	3.83%	1,595	2006
	14.983876	15.210473	1.51%	1,527	2005
	13.576436	14.983876	10.37%	280	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.323313	16.147547	21.20%	9,657	2010
	10.276191	13.323313	29.65%	12,716	2009
	17.202042	10.276191	-40.26%	13,739	2008
	16.204973	17.202042	6.15%	263,673	2007
	14.446550	16.204973	12.17%	98,983	2006
	13.703983	14.446550	5.42%	10,049	2005
	12.263001	13.703983	11.75%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.438227	13.884154	11.62%	182,678	2010
	10.000000	12.438227	24.38%	1,008	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.238844	10.209472	10.51%	3,712,065	2010
	7.588470	9.238844	21.75%	1,974,450	2009
	10.954073	7.588470	-30.72%	791,726	2008
	10.462278	10.954073	4.70%	585,179	2007
	10.000000	10.462278	4.62%	185,420	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.436622	10.912484	4.56%	1,044,464	2010
	9.433308	10.436622	10.64%	456,231	2009
	10.609831	9.433308	-11.09%	212,942	2008
	10.444352	10.609831	1.58%	154,167	2007
	10.000000	10.444352	4.44%	52,019	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.249994	11.254382	9.80%	134,232	2010
	7.337562	10.249994	39.69%	91,685	2009
	12.121527	7.337562	-39.47%	81,138	2008
	10.744833	12.121527	12.81%	41,283	2007
	10.000000	10.744833	7.45%	16,329	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.542120	9.960000	16.60%	338,799	2010
	6.239296	8.542120	36.91%	272,661	2009
	11.337557	6.239296	-44.97%	281,612	2008
	10.271422	11.337557	10.38%	185,875	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	1,387,404	2010
	5.989361	7.721847	28.93%	536,675	2009
	9.802828	5.989361	-38.90%	168,304	2008
	10.000000	9.802828	-1.97%	49,572	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.885141	16.615888	11.63%	3,197	2010
	10.334841	14.885141	44.03%	6,852	2009
	14.548361	10.334841	-28.96%	8,442	2008
	14.300269	14.548361	1.73%	14,773	2007
	13.105761	14.300269	9.11%	15,275	2006
	12.975746	13.105761	1.00%	18,896	2005
	11.947040	12.975746	8.61%	13,116	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	73,685	2010
	8.227523	11.856601	44.11%	80,231	2009
	11.599384	8.227523	-29.07%	59,540	2008
	11.397886	11.599384	1.77%	71,766	2007
	10.446260	11.397886	9.11%	54,423	2006
	10.000000	10.446260	4.46%	21,560	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.707297	8.773136	13.83%	23,536	2010
	5.107601	7.707297	50.90%	9,768	2009
	10.000000	5.107601	-48.92%	392	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.926029	9.661405	21.89%	180,008	2010
	6.120582	7.926029	29.50%	351,229	2009
	10.000000	6.120582	-38.79%	416,126	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	8,951	2010
	6.355008	8.099592	27.45%	1,261	2009
	10.000000	6.355008	-36.45%	1,541	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	1,281,625	2010
	7.916818	9.357952	18.20%	555,434	2009
	10.000000	7.916818	-20.83%	189,543	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	3,424,302	2010
	7.194892	8.812871	22.49%	1,772,856	2009
	10.000000	7.194892	-28.05%	401,397	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	201,830	2010
	9.066730	10.108923	11.49%	65,762	2009
	10.000000	9.066730	-9.33%	18,514	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	2,847,250	2010
	7.552592	9.085842	20.30%	1,186,579	2009
	10.000000	7.552592	-24.47%	98,966	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	406,146	2010
	6.831944	8.531026	24.87%	213,212	2009
	10.000000	6.831944	-31.68%	94,689	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	610,794	2010
	8.296674	9.631751	16.09%	222,707	2009
	10.000000	8.296674	-17.03%	51,433	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.534320	11.096503	5.34%	114,461	2010
	9.833651	10.534320	7.13%	184,462	2009
	10.000000	9.833651	-1.66%	5,159	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.302080	12.054199	6.65%	9,710	2010
	9.839470	11.302080	14.86%	4,029	2009
	10.000000	9.839470	-1.61%	3,243	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.348434	38.133539	14.35%	0	2010
	20.727818	33.348434	60.89%	0	2009
	49.945207	20.727818	-58.50%	0	2008
	34.872641	49.945207	43.22%	0	2007
	25.931436	34.872641	34.48%	0	2006
	19.863252	25.931436	30.55%	0	2005
	16.718312	19.863252	18.81%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.854163	22.698293	14.33%	21,574	2010
	12.340426	19.854163	60.89%	19,376	2009
	29.688313	12.340426	-58.43%	11,554	2008
	20.692063	29.688313	43.48%	16,518	2007
	15.359531	20.692063	34.72%	11,830	2006
	11.751298	15.359531	30.70%	4,318	2005
	10.000000	11.751298	17.51%	1,836	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.134304	12.542901	3.37%	383,801	2010
	11.978319	12.134304	1.30%	429,573	2009
	11.272066	11.978319	6.27%	516,779	2008
	10.663790	11.272066	5.70%	416,386	2007
	10.459828	10.663790	1.95%	228,873	2006
	10.267502	10.459828	1.87%	116,269	2005
	10.079205	10.267502	1.87%	7,882	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.970197	7.770266	11.48%	38,931	2010
	5.458108	6.970197	27.70%	17,260	2009
	10.000000	5.458108	-45.42%	3,795	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.350063	8.846856	5.95%	7,718	2010
	6.581420	8.350063	26.87%	9,232	2009
	11.723228	6.581420	-43.86%	8,658	2008
	10.864484	11.723228	7.90%	10,088	2007
	10.000000	10.864484	8.64%	5,783	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.523723	17.554574	13.08%	148,499	2010
	12.370643	15.523723	25.49%	137,790	2009
	19.855704	12.370643	-37.70%	147,316	2008
	18.997011	19.855704	4.52%	187,500	2007
	16.476890	18.997011	15.29%	169,276	2006
	15.474378	16.476890	6.48%	109,820	2005
	13.756567	15.474378	12.49%	78,542	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	328,876	2010
	10.000000	11.535143	15.35%	136,062	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	474,738	2010
	10.000000	12.094311	20.94%	208,868	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.298583	12.847503	4.46%	325,933	2010
	11.428645	12.298583	7.61%	254,549	2009
	12.327518	11.428645	-7.29%	168,319	2008
	11.858987	12.327518	3.95%	56,440	2007
	11.322875	11.858987	4.73%	58,131	2006
	11.110005	11.322875	1.92%	39,030	2005
	10.761380	11.110005	3.24%	19,430	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.021652	15.342067	9.42%	2,733,141	2010
	11.930560	14.021652	17.53%	2,695,956	2009
	15.746448	11.930560	-24.23%	2,517,756	2008
	15.108073	15.746448	4.23%	2,458,867	2007
	13.752881	15.108073	9.85%	1,690,460	2006
	13.233347	13.752881	3.93%	934,636	2005
	12.246598	13.233347	8.06%	368,333	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.019417	16.718384	11.31%	1,353,244	2010
	12.239448	15.019417	22.71%	1,425,451	2009
	18.083882	12.239448	-32.32%	1,389,017	2008
	17.270506	18.083882	4.71%	1,390,185	2007
	15.283830	17.270506	13.00%	1,229,473	2006
	14.469114	15.283830	5.63%	508,229	2005
	13.084763	14.469114	10.58%	196,663	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.232525	14.165686	7.05%	1,036,718	2010
	11.708659	13.232525	13.01%	1,021,443	2009
	13.970722	11.708659	-16.19%	951,360	2008
	13.379019	13.970722	4.42%	896,594	2007
	12.508072	13.379019	6.96%	596,207	2006
	12.134419	12.508072	3.08%	397,444	2005
	11.478708	12.134419	5.71%	181,150	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.618923	21.935436	24.50%	15,044	2010
	13.059815	17.618923	34.91%	13,265	2009
	20.836514	13.059815	-37.32%	13,578	2008
	19.638607	20.836514	6.10%	18,378	2007
	18.115151	19.638607	8.41%	12,870	2006
	16.380448	18.115151	10.59%	3,719	2005
	14.347431	16.380448	14.17%	1,739	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.594821	10.451806	-1.35%	412,241	2010
	10.735302	10.594821	-1.31%	317,375	2009
	10.663223	10.735302	0.68%	467,859	2008
	10.315557	10.663223	3.37%	197,813	2007
	10.003163	10.315557	3.12%	134,819	2006
	9.876176	10.003163	1.29%	75,802	2005
	9.930753	9.876176	-0.55%	5,174	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.382528	13.508710	9.09%	91,068	2010
	10.091608	12.382528	22.70%	51,582	2009
	12.368402	10.091608	-18.41%	36,282	2008
	11.984317	12.368402	3.20%	46,835	2007
	11.587251	11.984317	3.43%	61,882	2006
	11.494784	11.587251	0.80%	45,631	2005
	10.937420	11.494784	5.10%	7,270	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.148819	9.148676	12.27%	194,524	2010
	6.068969	8.148819	34.27%	330,106	2009
	10.000000	6.068969	-39.31%	339,511	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.841309	15.504115	4.47%	0	2010
	11.616530	14.841309	27.76%	0	2009
	22.002251	11.616530	-47.20%	0	2008
	21.716813	22.002251	1.31%	0	2007
	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.455896	10.918301	4.42%	79,728	2010
	8.185065	10.455896	27.74%	83,918	2009
	15.495012	8.185065	-47.18%	195,804	2008
	15.295515	15.495012	1.30%	204,325	2007
	12.666214	15.295515	20.76%	87,810	2006
	11.483870	12.666214	10.30%	21,980	2005
	10.000000	11.483870	14.84%	5,466	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.043060	9.153164	13.80%	146,412	2010
	6.303040	8.043060	27.61%	208,132	2009
	10.000000	6.303040	-36.97%	3,677	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	35,597	2010
	6.291166	7.907475	25.69%	19,403	2009
	10.000000	6.291166	-37.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.766574	9.689752	24.76%	194,481	2010
	6.213418	7.766574	25.00%	254,574	2009
	10.000000	6.213418	-37.87%	140,221	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	131,806	2010
	6.696728	8.619231	28.71%	200,097	2009
	10.000000	6.696728	-33.03%	252,659	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.871272	14.651154	23.42%	6,867	2010
	9.461478	11.871272	25.47%	5,223	2009
	17.939682	9.461478	-47.26%	5,668	2008
	16.608641	17.939682	8.01%	4,138	2007
	16.347294	16.608641	1.60%	4,301	2006
	15.380584	16.347294	6.29%	5,751	2005
	13.776862	15.380584	11.64%	3,886	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.189098	21.446564	24.77%	6,955	2010
	13.844194	17.189098	24.16%	6,667	2009
	20.729703	13.844194	-33.22%	7,109	2008
	22.652544	20.729703	-8.49%	8,210	2007
	19.609138	22.652544	15.52%	4,731	2006
	19.338845	19.609138	1.40%	4,784	2005
	16.755579	19.338845	15.42%	7,999	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.994550	20.953182	23.29%	54,318	2010
	12.814972	16.994550	32.61%	58,698	2009
	21.073152	12.814972	-39.19%	91,430	2008
	20.965911	21.073152	0.51%	93,088	2007
	19.017136	20.965911	10.25%	67,511	2006
	17.210305	19.017136	10.50%	36,509	2005
	14.686966	17.210305	17.18%	3,061	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.753523	14.245139	11.70%	123,496	2010
	10.296592	12.753523	23.86%	222,495	2009
	17.876306	10.296592	-42.40%	273,637	2008
	16.796453	17.876306	6.43%	212,855	2007
	15.013691	16.796453	11.87%	74,570	2006
	14.217659	15.013691	5.60%	1,952	2005
	13.157764	14.217659	8.06%	166	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.187353	9.204832	28.07%	98,651	2010
	5.582333	7.187353	28.75%	115,861	2009
	10.000000	5.582333	-44.18%	17,756	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	60,044	2010
	9.853625	10.411702	5.66%	57,504	2009
	10.000000	9.853625	-1.46%	3,093	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.295914	14.590572	9.74%	2,740	2010
	10.000000	13.295914	32.96%	204	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.920287	13.831503	7.05%	397,776	2010
	10.000000	12.920287	29.20%	475	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	177,126	2010
	10.000000	12.916734	29.17%	256,804	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.877669	15.805002	13.89%	82,099	2010
	10.967290	13.877669	26.54%	52,693	2009
	17.708621	10.967290	-38.07%	63,977	2008
	18.432802	17.708621	-3.93%	161,165	2007
	16.168555	18.432802	14.00%	77,358	2006
	15.766205	16.168555	2.55%	10,602	2005
	13.649814	15.766205	15.50%	4,422	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.727467	14.523005	14.11%	99,269	2010
	9.256424	12.727467	37.50%	105,021	2009
	15.729765	9.256424	-41.15%	117,993	2008
	15.035283	15.729765	4.62%	132,987	2007
	12.981744	15.035283	15.82%	129,577	2006
	11.538075	12.981744	12.51%	88,124	2005
	10.000000	11.538075	15.38%	22,298	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.611735	22.385268	14.14%	0	2010
	14.265857	19.611735	37.47%	0	2009
	24.235994	14.265857	-41.14%	0	2008
	23.161016	24.235994	4.64%	0	2007
	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.513652	2.833592	12.73%	75,532	2010
	2.015602	2.513652	24.71%	71,957	2009
	9.561617	2.015602	-78.92%	48,195	2008
	10.000000	9.561617	-4.38%	18,926	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.634725	4.103495	12.90%	11,441	2010
	2.925332	3.634725	24.25%	14,145	2009
	13.840067	2.925332	-78.86%	16,021	2008
	14.096606	13.840067	-1.82%	26,039	2007
	13.082010	14.096606	7.76%	38,167	2006
	12.999875	13.082010	0.63%	36,285	2005
	12.119498	12.999875	7.26%	5,610	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.114176	14.984651	14.26%	168,184	2010
	10.386137	13.114176	26.27%	242,768	2009
	17.154604	10.386137	-39.46%	266,544	2008
	16.697442	17.154604	2.74%	227,794	2007
	14.748650	16.697442	13.21%	116,589	2006
	14.138262	14.748650	4.32%	35,079	2005
	13.130858	14.138262	7.67%	13,014	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.498787	21.242850	21.40%	25,957	2010
	12.958732	17.498787	35.03%	20,493	2009
	21.188998	12.958732	-38.84%	85,870	2008
	21.783803	21.188998	-2.73%	62,990	2007
	19.258207	21.783803	13.11%	35,983	2006
	17.792456	19.258207	8.24%	13,176	2005
	15.133349	17.792456	17.57%	4,234	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.867188	11.725233	7.90%	12,303	2010
	10.000000	10.867188	8.67%	117	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.946630	11.358857	3.77%	176,817	2010
	10.000000	10.946630	9.47%	125,722	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.500066	12.976061	12.83%	1,133	2010
	8.980258	11.500066	28.06%	1,119	2009
	14.849750	8.980258	-39.53%	1,346	2008
	16.021634	14.849750	-7.31%	2,203	2007
	14.010980	16.021634	14.35%	3,091	2006
	13.496539	14.010980	3.81%	3,022	2005
	12.313029	13.496539	9.61%	1,803	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.734348	15.992894	8.54%	0	2010
	11.983921	14.734348	22.95%	0	2009
	21.674378	11.983921	-44.71%	0	2008
	20.276123	21.674378	6.90%	0	2007
	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.800010	16.445268	19.17%	650	2010
	8.535155	13.800010	61.68%	0	2009
	13.740535	8.535155	-37.88%	0	2008
	13.200866	13.740535	4.09%	0	2007
	12.691194	13.200866	4.02%	0	2006
	12.171471	12.691194	4.27%	0	2005
	11.476841	12.171471	3.61%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.541009	5.41%	3,356	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.771586	11.354982	5.42%	28,135	2010
	9.982568	10.771586	7.90%	30,064	2009
	11.300746	9.982568	-11.66%	224,061	2008
	10.888066	11.300746	3.79%	255,426	2007
	10.657168	10.888066	2.17%	93,434	2006
	10.393726	10.657168	2.53%	27,327	2005
	10.123619	10.393726	2.67%	18,451	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.700436	20.245173	8.26%	0	2010
	14.569082	18.700436	28.36%	0	2009
	17.370623	14.569082	-16.13%	0	2008
	16.551235	17.370623	4.95%	0	2007
	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.809613	18.10%	19,176	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.371761	13.711462	10.83%	6,434	2010
	9.870074	12.371761	25.35%	6,656	2009
	16.103049	9.870074	-38.71%	7,237	2008
	14.847020	16.103049	8.46%	8,547	2007
	13.238465	14.847020	12.15%	8,591	2006
	12.339824	13.238465	7.28%	2,394	2005
	11.406170	12.339824	8.19%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.889189	11.052262	11.76%	0	2010
	8.682625	9.889189	13.90%	0	2009
	12.416555	8.682625	-30.07%	0	2008
	11.698785	12.416555	6.14%	0	2007
	10.574712	11.698785	10.63%	0	2006
	10.209829	10.574712	3.57%	0	2005
	10.000000	10.209829	2.10%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.611077	26.11%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.220174	16.533472	25.06%	19,304	2010
	8.779302	13.220174	50.58%	895	2009
	15.193159	8.779302	-42.22%	0	2008
	13.533175	15.193159	12.27%	0	2007
	11.175165	13.533175	21.10%	0	2006
	10.662071	11.175165	4.81%	0	2005
	10.000000	10.662071	6.62%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	12.091370	12.767814	5.59%	0	2010
	10.944161	12.091370	10.48%	0	2009
	10.834898	10.944161	1.01%	0	2008
	10.343582	10.834898	4.75%	0	2007
	10.099309	10.343582	2.42%	0	2006
	10.046508	10.099309	0.53%	0	2005
	10.000000	10.046508	0.47%	0	2004*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.809821	14.247159	11.22%	1,663	2010
	10.795030	12.809821	18.66%	1,846	2009
	18.461268	10.795030	-41.53%	9,208	2008
	17.856937	18.461268	3.38%	20,899	2007
	15.480541	17.856937	15.35%	31,060	2006
	15.009864	15.480541	3.14%	31,076	2005
	13.687020	15.009864	9.66%	33,612	2004
	10.000000	13.687020	36.87%	2,736	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.342594	22.894965	24.82%	748	2010
	13.040332	18.342594	40.66%	0	2009
	20.584087	13.040332	-36.65%	0	2008
	20.563843	20.584087	0.10%	1,549	2007
	18.261561	20.563843	12.61%	33	2006
	17.368350	18.261561	5.14%	33	2005
	14.793193	17.368350	17.41%	34	2004
	10.000000	14.793193	47.93%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.405588	12.858112	3.65%	42,853	2010
	11.415645	12.405588	8.67%	57,154	2009
	11.764634	11.415645	-2.97%	49,558	2008
	10.897925	11.764634	7.95%	71,338	2007
	10.879541	10.897925	0.17%	78,301	2006
	10.863822	10.879541	0.14%	82,198	2005
	10.413001	10.863822	4.33%	27,385	2004
	10.000000	10.413001	4.13%	11,150	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.017014	14.613877	12.27%	1,918	2010
	11.209491	13.017014	16.12%	1,918	2009
	17.417966	11.209491	-35.64%	3,127	2008
	17.743553	17.417966	-1.83%	1,030	2007
	15.404684	17.743553	15.18%	2,491	2006
	14.947564	15.404684	3.06%	1,151	2005
	13.466442	14.947564	11.00%	1,289	2004
	10.000000	13.466442	34.66%	227	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.169785	14.276613	17.31%	11,490	2010
	9.508752	12.169785	27.99%	12,713	2009
	12.774928	9.508752	-25.57%	16,986	2008
	13.279416	12.774928	-3.80%	40,026	2007
	11.201786	13.279416	18.55%	33,753	2006
	10.000000	11.201786	12.02%	2,775	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.063857	13.056117	8.23%	17,121	2010
	10.000000	12.063857	20.64%	8,628	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.178690	15.109725	24.07%	24,923	2010
	9.879210	12.178690	23.28%	27,871	2009
	14.503198	9.879210	-31.88%	28,669	2008
	14.807242	14.503198	-2.05%	15,576	2007
	13.125399	14.807242	12.81%	15,950	2006
	12.413331	13.125399	5.74%	3,697	2005
	10.329023	12.413331	20.18%	3,249	2004
	7.603070	10.329023	35.85%	1,639	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.465411	15.207074	12.93%	64,023	2010
	10.834719	13.465411	24.28%	73,205	2009
	17.531735	10.834719	-38.20%	147,607	2008
	16.936638	17.531735	3.51%	42,551	2007
	14.909312	16.936638	13.60%	15,796	2006
	14.478475	14.909312	2.98%	13,288	2005
	13.306493	14.478475	8.81%	11,330	2004
	10.000000	13.306493	33.06%	323	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.555906	15.377130	13.43%	5,039	2010
	11.248056	13.555906	20.52%	3,371	2009
	16.232610	11.248056	-30.71%	3,133	2008
	15.408556	16.232610	5.35%	3,221	2007
	13.447233	15.408556	14.59%	8,847	2006
	13.098276	13.447233	2.66%	9,139	2005
	12.676249	13.098276	3.33%	8,222	2004
	10.000000	12.676249	26.76%	214	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.674896	13.769189	28.99%	421	2010
	8.608565	10.674896	24.00%	0	2009
	14.030554	8.608565	-38.64%	1,513	2008
	16.040210	14.030554	-12.53%	5,732	2007
	15.714074	16.040210	2.08%	10,598	2006
	15.097688	15.714074	4.08%	10,598	2005
	13.788981	15.097688	9.49%	10,598	2004
	10.000000	13.788981	37.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.125467	14.625268	11.43%	1,621	2010
	11.752741	13.125467	11.68%	1,622	2009
	16.947745	11.752741	-30.65%	1,622	2008
	15.678084	16.947745	8.10%	2,083	2007
	13.732760	15.678084	14.17%	2,083	2006
	13.695033	13.732760	0.28%	2,346	2005
	12.967508	13.695033	5.61%	2,348	2004
	10.000000	12.967508	29.68%	473	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.932364	12.739747	6.77%	8,868	2010
	10.071721	11.932364	18.47%	11,714	2009
	11.049264	10.071721	-8.85%	11,137	2008
	10.659108	11.049264	3.66%	21,986	2007
	10.402291	10.659108	2.47%	22,096	2006
	10.446467	10.402291	-0.42%	15,529	2005
	10.254363	10.446467	1.87%	10,860	2004
	10.000000	10.254363	2.54%	326	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.140329	12.362512	10.97%	11,393	2010
	9.115000	11.140329	22.22%	11,434	2009
	12.353759	9.115000	-26.22%	11,645	2008
	11.556756	12.353759	6.90%	11,752	2007
	10.695724	11.556756	8.05%	8,786	2006
	10.000000	10.695724	6.96%	479	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.034212	12.438770	12.73%	9,538	2010
	8.705603	11.034212	26.75%	6,589	2009
	13.139021	8.705603	-33.74%	6,599	2008
	12.118680	13.139021	8.42%	3,477	2007
	11.002430	12.118680	10.15%	3,481	2006
	10.000000	11.002430	10.02%	12,109	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.779212	12.317292	14.27%	956	2010
	8.333860	10.779212	29.34%	278	2009
	13.670760	8.333860	-39.04%	0	2008
	12.482803	13.670760	9.52%	0	2007
	11.210612	12.482803	11.35%	0	2006
	10.000000	11.210612	12.11%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.460817	16.990007	17.49%	5,558	2010
	9.938215	14.460817	45.51%	11,939	2009
	22.106855	9.938215	-55.04%	11,057	2008
	15.395506	22.106855	43.59%	13,153	2007
	13.388857	15.395506	14.99%	13,281	2006
	10.000000	13.388857	33.89%	4,342	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.354933	15.132410	13.31%	13,628	2010
	10.428218	13.354933	28.07%	12,951	2009
	18.494533	10.428218	-43.61%	12,782	2008
	18.522872	18.494533	-0.15%	24,541	2007
	15.663521	18.522872	18.25%	21,579	2006
	15.047094	15.663521	4.10%	17,772	2005
	13.719547	15.047094	9.68%	10,867	2004
	10.000000	13.719547	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.612505	15.403556	22.13%	5,463	2010
	9.996152	12.612505	26.17%	5,746	2009
	19.240959	9.996152	-48.05%	2,397	2008
	15.407887	19.240959	24.88%	4,793	2007
	14.662392	15.407887	5.08%	9,917	2006
	14.094424	14.662392	4.03%	9,721	2005
	13.861724	14.094424	1.68%	9,186	2004
	10.000000	13.861724	38.62%	192	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.155176	12.889647	6.04%	225,504	2010
	10.676221	12.155176	13.85%	244,551	2009
	11.216062	10.676221	-4.81%	264,628	2008
	10.929789	11.216062	2.62%	335,761	2007
	10.644254	10.929789	2.68%	170,000	2006
	10.594241	10.644254	0.47%	58,690	2005
	10.312578	10.594241	2.73%	20,466	2004
	10.000000	10.312578	3.13%	5,962	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.224553	26.907004	26.77%	42,176	2010
	15.402902	21.224553	37.80%	40,490	2009
	25.867043	15.402902	-40.45%	42,425	2008
	22.747258	25.867043	13.71%	75,122	2007
	20.523782	22.747258	10.83%	74,915	2006
	17.636821	20.523782	16.37%	60,674	2005
	14.349148	17.636821	22.91%	12,727	2004
	10.000000	14.349148	43.49%	184	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.856604	19.865603	11.25%	0	2010
	14.348047	17.856604	24.45%	47	2009
	25.967400	14.348047	-44.75%	91	2008
	22.500984	25.967400	15.41%	91	2007
	19.375962	22.500984	16.13%	92	2006
	16.543030	19.375962	17.12%	92	2005
	14.806560	16.543030	11.73%	92	2004
	10.000000	14.806560	48.07%	44	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.906851	13.246052	11.25%	18,226	2010
	9.568871	11.906851	24.43%	17,908	2009
	17.313521	9.568871	-44.73%	21,002	2008
	15.001417	17.313521	15.41%	21,796	2007
	12.913528	15.001417	16.17%	18,568	2006
	11.029257	12.913528	17.08%	5,603	2005
	10.000000	11.029257	10.29%	5,621	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.708512	20.813890	24.57%	2,394	2010
	10.783003	16.708512	54.95%	2,687	2009
	22.450321	10.783003	-51.97%	1,782	2008
	21.595759	22.450321	3.96%	1,792	2007
	18.879295	21.595759	14.39%	1,806	2006
	18.692960	18.879295	1.00%	1,799	2005
	16.653600	18.692960	12.25%	531	2004
	10.000000	16.653600	66.54%	244	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.540823	11.710454	11.10%	88,690	2010
	7.884068	10.540823	33.70%	94,781	2009
	11.367190	7.884068	-30.64%	137,440	2008
	11.112000	11.367190	2.30%	123,405	2007
	10.000000	11.112000	11.12%	38,350	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.564864	16.136270	18.96%	14,295	2010
	11.724024	13.564864	15.70%	19,408	2009
	16.310914	11.724024	-28.12%	17,413	2008
	17.000729	16.310914	-4.06%	32,677	2007
	14.720795	17.000729	15.49%	41,763	2006
	14.434646	14.720795	1.98%	35,373	2005
	13.188961	14.434646	9.44%	29,409	2004
	10.000000	13.188961	31.89%	1,396	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.613557	22.268576	26.43%	28,351	2010
	13.831043	17.613557	27.35%	43,766	2009
	20.942246	13.831043	-33.96%	8,677	2008
	21.759128	20.942246	-3.75%	17,062	2007
	18.863905	21.759128	15.35%	19,707	2006
	17.588961	18.863905	7.25%	4,948	2005
	14.415457	17.588961	22.01%	1,962	2004
	10.000000	14.415457	44.15%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.468198	9.205881	8.71%	0	2010
	6.593718	8.468198	28.43%	3,106	2009
	10.000000	6.593718	-34.06%	3,106	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.157646	18.721815	15.87%	5,561	2010
	9.492317	16.157646	70.22%	6,140	2009
	20.341744	9.492317	-53.34%	5,222	2008
	16.031468	20.341744	26.89%	5,616	2007
	12.685336	16.031468	26.38%	6,328	2006
	10.000000	12.685336	26.85%	4,969	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.937097	20.241864	6.89%	115	2010
	14.014601	18.937097	35.12%	115	2009
	23.840090	14.014601	-41.21%	572	2008
	20.943158	23.840090	13.83%	3,452	2007
	17.489069	20.943158	19.75%	5,002	2006
	16.099536	17.489069	8.63%	5,076	2005
	13.775628	16.099536	16.87%	5,076	2004
	10.000000	13.775628	37.76%	73	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.555164	14.489121	6.89%	9,119	2010
	10.020323	13.555164	35.28%	9,590	2009
	17.049528	10.020323	-41.23%	110,324	2008
	14.979195	17.049528	13.82%	78,327	2007
	12.507070	14.979195	19.77%	55,344	2006
	11.517158	12.507070	8.60%	7,343	2005
	10.000000	11.517158	15.17%	4,251	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.612309	16.479573	12.78%	26,380	2010
	12.486483	14.612309	17.03%	28,705	2009
	11.923696	12.486483	4.72%	40,495	2008
	10.892205	11.923696	9.47%	31,549	2007
	9.789202	10.892205	11.27%	23,058	2006
	10.000000	9.789202	-2.11%	2,732	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.312029	3.12%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.287082	12.87%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.635736	13.217468	13.59%	1,560	2010
	9.775625	11.635736	19.03%	2,000	2009
	17.280812	9.775625	-43.43%	1,873	2008
	15.686972	17.280812	10.16%	3,143	2007
	15.000380	15.686972	4.58%	7,133	2006
	14.010856	15.000380	7.06%	2,192	2005
	13.363490	14.010856	4.84%	4,824	2004
	10.000000	13.363490	33.63%	2,632	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.593731	18.215773	16.81%	2,533	2010
	11.138197	15.593731	40.00%	3,006	2009
	21.366241	11.138197	-47.87%	2,759	2008
	19.603447	21.366241	8.99%	3,218	2007
	17.101020	19.603447	14.63%	3,307	2006
	15.872381	17.101020	7.74%	3,402	2005
	13.965326	15.872381	13.66%	1,160	2004
	10.000000	13.965326	39.65%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.853499	12.701575	7.15%	11,797	2010
	10.000000	11.853499	18.53%	2,534	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.871579	16.920141	6.61%	156	2010
	12.817794	15.871579	23.82%	209	2009
	15.487109	12.817794	-17.24%	464	2008
	14.242953	15.487109	8.74%	144	2007
	13.082126	14.242953	8.87%	145	2006
	12.323285	13.082126	6.16%	146	2005
	11.541117	12.323285	6.78%	147	2004
	10.000000	11.541117	15.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.804961	9.244280	4.99%	18,404	2010
	6.115769	8.804961	43.97%	15,623	2009
	11.138031	6.115769	-45.09%	9,762	2008
	8.268002	11.138031	34.71%	4,094	2007
	7.684530	8.268002	7.59%	5,928	2006
	6.923914	7.684530	10.99%	5,788	2005
	5.952624	6.923914	16.32%	2,123	2004
	5.021131	5.952624	18.55%	1,106	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.286059	15.084254	22.78%	0	2010

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.759654	29.291247	23.28%	14,493	2010
	13.456513	23.759654	76.57%	21,922	2009
	28.558402	13.456513	-52.88%	24,727	2008
	22.616725	28.558402	26.27%	45,838	2007
	15.635606	22.616725	44.65%	47,918	2006
	12.011186	15.635606	30.18%	4,641	2005
	10.261664	12.011186	17.05%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.343189	16.447983	23.27%	0	2010
	7.557080	13.343189	76.57%	0	2009
	16.044555	7.557080	-52.90%	0	2008
	12.711828	16.044555	26.22%	0	2007
	8.792060	12.711828	44.58%	0	2006
	6.757977	8.792060	30.10%	81	2005
	5.774793	6.757977	17.03%	81	2004
	4.353358	5.774793	32.65%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.771288	15.228619	10.58%	2,972	2010
	10.041155	13.771288	37.15%	3,115	2009
	16.159875	10.041155	-37.86%	3,720	2008
	14.762979	16.159875	9.46%	5,586	2007
	13.952853	14.762979	5.81%	5,799	2006
	13.576552	13.952853	2.77%	5,719	2005
	12.634137	13.576552	7.46%	4,996	2004
	10.000000	12.634137	26.34%	225	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.743119	17.263936	9.66%	87,955	2010
	13.039191	15.743119	20.74%	99,111	2009
	19.662660	13.039191	-33.69%	14,291	2008
	18.535799	19.662660	6.08%	38,886	2007
	15.599446	18.535799	18.82%	36,733	2006
	14.859361	15.599446	4.98%	9,328	2005
	13.124558	14.859361	13.22%	2,811	2004
	10.000000	13.124558	31.25%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.742489	7.42%	1,881	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.954410	11.940885	9.01%	1,769	2010
	8.843943	10.954410	23.86%	1,769	2009
	12.646740	8.843943	-31.34%	1,769	2008
	12.000400	12.646740	5.39%	1,769	2007
	11.021841	12.000400	8.88%	12,651	2006
	10.748393	11.021841	2.54%	12,651	2005
	10.000000	10.748393	7.48%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.100269	12.151477	20.31%	0	2010
	7.615482	10.100269	32.63%	0	2009
	14.420139	7.615482	-47.19%	7,836	2008
	14.170679	14.420139	1.76%	140,251	2007
	11.641048	14.170679	21.73%	107,094	2006
	10.000000	11.641048	16.41%	1,152	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	14.330726	14.876889	3.81%	70,373	2010
	12.824997	14.330726	11.74%	102,533	2009
	15.024784	12.824997	-14.64%	165,601	2008
	14.545241	15.024784	3.30%	198,567	2007
	14.156362	14.545241	2.75%	121,805	2006
	14.152545	14.156362	0.03%	22,901	2005
	14.242517	14.152545	-0.63%	14,397	2004
	14.102863	14.242517	0.99%	5,294	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.283194	13.307150	17.94%	0	2010
	9.322225	11.283194	21.04%	104	2009
	15.620961	9.322225	-40.32%	104	2008
	15.762830	15.620961	-0.90%	3,568	2007
	15.188342	15.762830	3.78%	3,588	2006
	14.969638	15.188342	1.46%	145	2005
	13.570410	14.969638	10.31%	145	2004
	10.000000	13.570410	35.70%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.278354	16.084912	21.14%	17,986	2010
	10.246719	13.278354	29.59%	18,541	2009
	17.161420	10.246719	-40.29%	18,138	2008
	16.174949	17.161420	6.10%	220,643	2007
	14.427067	16.174949	12.12%	152,685	2006
	13.692407	14.427067	5.37%	2,810	2005
	12.258858	13.692407	11.69%	1,111	2004
	10.000000	12.258858	22.59%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.434021	13.872436	11.57%	111,334	2010
	10.000000	12.434021	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.221689	10.185355	10.45%	809,346	2010
	7.578222	9.221689	21.69%	809,523	2009
	10.944829	7.578222	-30.76%	811,906	2008
	10.458763	10.944829	4.65%	459,464	2007
	10.000000	10.458763	4.59%	97,830	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.417221	10.886683	4.51%	91,362	2010
	9.420556	10.417221	10.58%	85,559	2009
	10.600857	9.420556	-11.13%	107,943	2008
	10.440837	10.600857	1.53%	72,089	2007
	10.000000	10.440837	4.41%	54,200	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.230924	11.227749	9.74%	48,538	2010
	7.327629	10.230924	39.62%	46,788	2009
	12.111276	7.327629	-39.50%	50,162	2008
	10.741225	12.111276	12.76%	47,120	2007
	10.000000	10.741225	7.41%	39,532	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.526248	9.936478	16.54%	85,649	2010
	6.230855	8.526248	36.84%	85,803	2009
	11.327974	6.230855	-45.00%	94,773	2008
	10.267965	11.327974	10.32%	103,375	2007
	10.000000	10.267965	2.68%	92,800	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.711392	8.437999	9.42%	67,408	2010
	5.984290	7.711392	28.86%	56,253	2009
	9.799507	5.984290	-38.93%	56,482	2008
	10.000000	9.799507	-2.00%	7,418	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.833325	16.549674	11.57%	0	2010
	10.304084	14.833325	43.96%	0	2009
	14.512438	10.304084	-29.00%	0	2008
	14.272235	14.512438	1.68%	2,730	2007
	13.086687	14.272235	9.06%	2,876	2006
	12.963415	13.086687	0.95%	6,899	2005
	11.941737	12.963415	8.56%	10,296	2004
	10.000000	11.941737	19.42%	1,365	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.828576	13.197926	11.58%	14,689	2010
	8.212227	11.828576	44.04%	13,387	2009
	11.583704	8.212227	-29.11%	16,351	2008
	11.388285	11.583704	1.72%	29,295	2007
	10.442736	11.388285	9.05%	29,139	2006
	10.000000	10.442736	4.43%	5,407	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.700756	8.761246	13.77%	2,584	2010
	5.105865	7.700756	50.82%	0	2009
	10.000000	5.105865	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.919325	9.648356	21.83%	115,277	2010
	6.118502	7.919325	29.43%	192,705	2009
	10.000000	6.118502	-38.81%	239,046	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.092734	9.172909	13.35%	0	2010
	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.350064	10.178550	8.86%	39,771	2010
	7.914141	9.350064	18.14%	0	2009
	10.000000	7.914141	-20.86%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.805424	9.757848	10.82%	33,754	2010
	7.192456	8.805424	22.43%	6,921	2009
	10.000000	7.192456	-28.08%	13,974	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.100382	10.636271	5.31%	48,600	2010
	9.063670	10.100382	11.44%	7,824	2009
	10.000000	9.063670	-9.36%	7,691	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.078170	9.968937	9.81%	188,339	2010
	7.550034	9.078170	20.24%	14,766	2009
	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.523825	9.523283	11.73%	68,838	2010
	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.623621	10.346130	7.51%	76,834	2010
	8.293877	9.623621	16.03%	20,887	2009
	10.000000	8.293877	-17.06%	19,364	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.525422	11.081510	5.28%	75,409	2010
	9.830331	10.525422	7.07%	150,085	2009
	10.000000	9.830331	-1.70%	34,408	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.292531	12.037904	6.60%	3,723	2010
	9.836146	11.292531	14.81%	0	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.232350	37.981565	14.29%	0	2010
	20.666141	33.232350	60.81%	0	2009
	49.821966	20.666141	-58.52%	0	2008
	34.804302	49.821966	43.15%	0	2007
	25.893704	34.804302	34.41%	0	2006
	19.844365	25.893704	30.48%	28	2005
	16.710884	19.844365	18.75%	28	2004
	10.000000	16.710884	67.11%	136	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.797260	22.621774	14.27%	10,887	2010
	12.311287	19.797260	60.81%	12,044	2009
	29.633297	12.311287	-58.45%	13,969	2008
	20.664232	29.633297	43.40%	23,168	2007
	15.346624	20.664232	34.65%	25,117	2006
	11.747354	15.346624	30.64%	8,451	2005
	10.000000	11.747354	17.47%	3,719	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	19.797125	20.453394	3.31%	84,999	2010
	19.552553	19.797125	1.25%	125,389	2009
	18.409051	19.552553	6.21%	148,799	2008
	17.424520	18.409051	5.65%	351,209	2007
	17.099900	17.424520	1.90%	286,979	2006
	16.793946	17.099900	1.82%	162,113	2005
	16.494330	16.793946	1.82%	1,540	2004
	16.400486	16.494330	0.57%	465	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.964308	7.759774	11.42%	6,575	2010
	5.456262	6.964308	27.64%	9,599	2009
	10.000000	5.456262	-45.44%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.334511	8.825898	5.90%	33,637	2010
	6.572504	8.334511	26.81%	44,901	2009
	11.713296	6.572504	-43.89%	51,036	2008
	10.860812	11.713296	7.85%	1,121	2007
	10.000000	10.860812	8.61%	386	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.028363	13.595059	13.03%	185,907	2010
	9.590102	12.028363	25.42%	169,747	2009
	15.400568	9.590102	-37.73%	66,719	2008
	14.742058	15.400568	4.47%	54,437	2007
	12.792856	14.742058	15.24%	67,390	2006
	12.020568	12.792856	6.42%	53,190	2005
	10.691584	12.020568	12.43%	18,535	2004
	8.222834	10.691584	30.02%	6,019	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	9,229	2010
	10.000000	11.531239	15.31%	6,973	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	0	2010
	10.000000	12.090220	20.90%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.024651	12.554982	4.41%	121,245	2010
	11.179749	12.024651	7.56%	160,894	2009
	12.065159	11.179749	-7.34%	154,737	2008
	11.612509	12.065159	3.90%	190,891	2007
	11.093142	11.612509	4.68%	233,622	2006
	10.890089	11.093142	1.86%	103,190	2005
	10.553714	10.890089	3.19%	63,480	2004
	9.919273	10.553714	6.40%	11,440	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.188811	13.329878	9.36%	1,355,588	2010
	10.376310	12.188811	17.47%	1,257,770	2009
	13.702051	10.376310	-24.27%	1,395,763	2008
	13.153254	13.702051	4.17%	1,595,331	2007
	11.979453	13.153254	9.80%	1,537,673	2006
	11.532734	11.979453	3.87%	575,157	2005
	10.678199	11.532734	8.00%	337,330	2004
	9.020903	10.678199	18.37%	106,065	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.252537	13.631623	11.26%	856,837	2010
	9.989754	12.252537	22.65%	807,970	2009
	14.767442	9.989754	-32.35%	754,518	2008
	14.110426	14.767442	4.66%	878,305	2007
	12.493570	14.110426	12.94%	765,408	2006
	11.833566	12.493570	5.58%	314,621	2005
	10.706793	11.833566	10.52%	139,058	2004
	8.574196	10.706793	24.87%	7,395	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261505	13.119542	7.00%	369,645	2010
	10.854964	12.261505	12.96%	394,682	2009
	12.958668	10.854964	-16.23%	390,390	2008
	12.416152	12.958668	4.37%	414,900	2007
	11.613758	12.416152	6.91%	409,841	2006
	11.272511	11.613758	3.03%	249,274	2005
	10.668780	11.272511	5.66%	122,293	2004
	9.516564	10.668780	12.11%	86,493	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.762331	17.125332	24.44%	11,589	2010
	10.206339	13.762331	34.84%	30,411	2009
	16.292154	10.206339	-37.35%	34,374	2008
	15.363340	16.292154	6.05%	22,900	2007
	14.178717	15.363340	8.35%	26,687	2006
	12.827455	14.178717	10.53%	4,254	2005
	11.241109	12.827455	14.11%	1,223	2004
	8.466716	11.241109	32.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	13.868334	13.674202	-1.40%	708,766	2010
	14.059346	13.868334	-1.36%	477,006	2009
	13.972032	14.059346	0.62%	308,811	2008
	13.523375	13.972032	3.32%	142,670	2007
	13.120467	13.523375	3.07%	216,833	2006
	12.960454	13.120467	1.23%	85,127	2005
	13.038682	12.960454	-0.60%	2,144	2004
	13.141597	13.038682	-0.78%	390	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.084147	15.357303	9.04%	12,044	2010
	11.484237	14.084147	22.64%	14,807	2009
	14.082354	11.484237	-18.45%	15,771	2008
	13.652006	14.082354	3.15%	22,690	2007
	13.206364	13.652006	3.37%	23,944	2006
	13.107595	13.206364	0.75%	33,351	2005
	12.478382	13.107595	5.04%	2,377	2004
	11.287848	12.478382	10.55%	1,050	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.141910	9.136293	12.21%	111,486	2010
	6.066908	8.141910	34.20%	173,369	2009
	10.000000	6.066908	-39.33%	179,840	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.791221	15.443969	4.41%	0	2010
	11.583201	14.791221	27.70%	0	2009
	21.950272	11.583201	-47.23%	0	2008
	21.676563	21.950272	1.26%	0	2007
	17.960019	21.676563	20.69%	0	2006
	16.293867	17.960019	10.23%	0	2005
	13.771025	16.293867	18.32%	0	2004
	10.000000	13.771025	37.71%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.425931	10.881486	4.37%	26,786	2010
	8.165743	10.425931	27.68%	27,190	2009
	15.466297	8.165743	-47.20%	88,684	2008
	15.274950	15.466297	1.25%	138,728	2007
	12.655579	15.274950	20.70%	99,736	2006
	11.480025	12.655579	10.24%	49,670	2005
	10.000000	11.480025	14.80%	13,576	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.036260	9.140787	13.74%	60,897	2010
	6.300902	8.036260	27.54%	108,553	2009
	10.000000	6.300902	-36.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.900785	8.783164	11.17%	8,283	2010
	6.289031	7.900785	25.63%	9,212	2009
	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.760008	9.676660	24.70%	66,249	2010
	6.211307	7.760008	24.93%	92,172	2009
	10.000000	6.211307	-37.89%	75,635	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.611937	10.158513	17.96%	62,665	2010
	6.694455	8.611937	28.64%	84,795	2009
	10.000000	6.694455	-33.06%	132,990	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.829968	14.592786	23.35%	337	2010
	9.433341	11.829968	25.41%	361	2009
	17.895428	9.433341	-47.29%	369	2008
	16.576105	17.895428	7.96%	299	2007
	16.323538	16.576105	1.55%	317	2006
	15.365994	16.323538	6.23%	296	2005
	13.770755	15.365994	11.58%	668	2004
	10.000000	13.770755	37.71%	631	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.129290	21.361099	24.71%	2,153	2010
	13.803013	17.129290	24.10%	1,983	2009
	20.678538	13.803013	-33.25%	3,892	2008
	22.608166	20.678538	-8.54%	2,865	2007
	19.580621	22.608166	15.46%	395	2006
	19.320481	19.580621	1.35%	343	2005
	16.748157	19.320481	15.36%	952	2004
	10.000000	16.748157	67.48%	556	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.935406	20.869698	23.23%	642	2010
	12.776843	16.935406	32.55%	1,107	2009
	21.021142	12.776843	-39.22%	16,292	2008
	20.924832	21.021142	0.46%	17,104	2007
	18.989474	20.924832	10.19%	16,221	2006
	17.193948	18.989474	10.44%	8,040	2005
	14.680450	17.193948	17.12%	2,813	2004
	10.000000	14.680450	46.80%	50	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.709119	14.188360	11.64%	75,881	2010
	10.265948	12.709119	23.80%	115,597	2009
	17.832190	10.265948	-42.43%	145,823	2008
	16.763539	17.832190	6.37%	149,245	2007
	14.991843	16.763539	11.82%	97,019	2006
	14.204152	14.991843	5.55%	958	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.181278	9.192402	28.01%	5,515	2010
	5.580432	7.181278	28.69%	10,459	2009
	10.000000	5.580432	-44.20%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.402907	10.505471	0.99%	10,371	2010
	9.850295	10.402907	5.61%	9,800	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.291421	14.578262	9.68%	0	2010
	10.000000	13.291421	32.91%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.915914	13.819814	7.00%	105,919	2010
	10.000000	12.915914	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.912369	13.539657	4.86%	76,736	2010
	10.000000	12.912369	29.12%	122,405	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.829387	15.742066	13.83%	30,878	2010
	10.934663	13.829387	26.47%	15,898	2009
	17.664922	10.934663	-38.10%	39,410	2008
	18.396690	17.664922	-3.98%	105,932	2007
	16.145038	18.396690	13.95%	84,136	2006
	15.751236	16.145038	2.50%	9,158	2005
	13.643766	15.751236	15.45%	4,983	2004
	10.000000	13.643766	36.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.690959	14.474017	14.05%	13,216	2010
	9.234558	12.690959	37.43%	15,149	2009
	15.700597	9.234558	-41.18%	16,466	2008
	15.015050	15.700597	4.57%	44,105	2007
	12.970830	15.015050	15.76%	48,280	2006
	11.534215	12.970830	12.46%	30,423	2005
	10.000000	11.534215	15.34%	3,327	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.543483	22.296056	14.08%	0	2010
	14.223416	19.543483	37.40%	0	2009
	24.176192	14.223416	-41.17%	1,769	2008
	23.115649	24.176192	4.59%	6,657	2007
	19.974612	23.115649	15.73%	15,814	2006
	17.760277	19.974612	12.47%	15,814	2005
	15.151944	17.760277	17.21%	15,814	2004
	10.000000	15.151944	51.52%	549	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.510248	2.828315	12.67%	4,004	2010
	2.013895	2.510248	24.65%	4,124	2009
	9.558374	2.013895	-78.93%	1,729	2008
	10.000000	9.558374	-4.42%	4,050	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.622073	4.087129	12.84%	14,934	2010
	2.916624	3.622073	24.19%	18,212	2009
	13.805897	2.916624	-78.87%	19,465	2008
	14.068968	13.805897	-1.87%	95,529	2007
	13.062968	14.068968	7.70%	99,027	2006
	12.987520	13.062968	0.58%	87,315	2005
	12.114122	12.987520	7.21%	20,928	2004
	10.000000	12.114122	21.14%	8,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.068554	14.924956	14.21%	78,105	2010
	10.355253	13.068554	26.20%	114,723	2009
	17.112284	10.355253	-39.49%	131,045	2008
	16.664740	17.112284	2.69%	144,574	2007
	14.727210	16.664740	13.16%	112,758	2006
	14.124841	14.727210	4.26%	11,074	2005
	13.125040	14.124841	7.62%	8,449	2004
	10.000000	13.125040	31.25%	2,548	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.437891	21.158203	21.33%	5,678	2010
	12.920176	17.437891	34.97%	7,485	2009
	21.136700	12.920176	-38.87%	40,850	2008
	21.741129	21.136700	-2.78%	46,727	2007
	19.230206	21.741129	13.06%	37,597	2006
	17.775573	19.230206	8.18%	3,797	2005
	15.126640	17.775573	17.51%	2,893	2004
	10.000000	15.126640	51.27%	354	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.863506	11.715321	7.84%	2,288	2010
	10.000000	10.863506	8.64%	1,451	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.942921	11.349250	3.71%	65,661	2010
	10.000000	10.942921	9.43%	56,364	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.461248	12.925709	12.78%	166	2010
	8.954469	11.461248	27.99%	364	2009
	14.814649	8.954469	-39.56%	275	2008
	15.991919	14.814649	-7.36%	253	2007
	13.992066	15.991919	14.29%	317	2006
	13.485135	13.992066	3.76%	370	2005
	12.308863	13.485135	9.56%	399	2004
	10.000000	12.308863	23.09%	162	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.684607	15.930842	8.49%	0	2010
	11.949514	14.684607	22.89%	0	2009
	21.623130	11.949514	-44.74%	0	2008
	20.238481	21.623130	6.84%	0	2007
	16.070390	20.238481	25.94%	0	2006
	14.526080	16.070390	10.63%	0	2005
	12.678909	14.526080	14.57%	2,998	2004
	10.000000	12.678909	26.79%	2,893	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.753442	16.381474	19.11%	1,594	2010
	8.510662	13.753442	61.60%	1,072	2009
	13.708071	8.510662	-37.91%	133	2008
	13.176388	13.708071	4.04%	140	2007
	12.674067	13.176388	3.96%	140	2006
	12.161196	12.674067	4.22%	141	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.537474	5.37%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.735258	11.310953	5.36%	7,113	2010
	9.953942	10.735258	7.85%	7,909	2009
	11.274040	9.953942	-11.71%	143,952	2008
	10.867872	11.274040	3.74%	191,738	2007
	10.642778	10.867872	2.11%	110,344	2006
	10.384934	10.642778	2.48%	12,222	2005
	10.120184	10.384934	2.62%	10,327	2004
	10.000000	10.120184	1.20%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.634210	20.163250	8.21%	0	2010
	14.524848	18.634210	28.29%	0	2009
	17.326672	14.524848	-16.17%	0	2008
	16.517771	17.326672	4.90%	0	2007
	15.118343	16.517771	9.26%	0	2006
	13.673068	15.118343	10.57%	0	2005
	12.597484	13.673068	8.54%	54	2004
	10.000000	12.597484	25.97%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	27.087285	34.522099	27.45%	173	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.331809	13.660267	10.77%	0	2010
	9.843202	12.331809	25.28%	0	2009
	16.067364	9.843202	-38.74%	0	2008
	14.821672	16.067364	8.40%	0	2007
	13.222556	14.821672	12.09%	0	2006
	12.331223	13.222556	7.23%	0	2005
	11.403994	12.331223	8.13%	0	2004
	10.000000	11.403994	14.04%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.863497	11.017979	11.70%	0	2010
	8.664461	9.863497	13.84%	0	2009
	12.396883	8.664461	-30.11%	0	2008
	11.686200	12.396883	6.08%	0	2007
	10.568693	11.686200	10.57%	0	2006
	10.209185	10.568693	3.52%	0	2005
	10.000000	10.209185	2.09%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.608140	26.08%	1,403	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.185820	16.482161	25.00%	2,611	2010
	8.760944	13.185820	50.51%	1,798	2009
	15.169114	8.760944	-42.24%	0	2008
	13.518641	15.169114	12.21%	0	2007
	11.168809	13.518641	21.04%	0	2006
	10.661390	11.168809	4.76%	0	2005
	10.000000	10.661390	6.61%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	12.059994	12.728231	5.54%	0	2010
	10.921296	12.059994	10.43%	0	2009
	10.817743	10.921296	0.96%	0	2008
	10.332471	10.817743	4.70%	0	2007
	10.093562	10.332471	2.37%	0	2006
	10.045868	10.093562	0.47%	0	2005
	10.000000	10.045868	0.46%	0	2004*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.765205	14.190342	11.16%	0	2010
	10.762890	12.765205	18.60%	0	2009
	18.415677	10.762890	-41.56%	0	2008
	17.821918	18.415677	3.33%	0	2007
	15.457992	17.821918	15.29%	2,740	2006
	14.995589	15.457992	3.08%	2,858	2005
	13.680938	14.995589	9.61%	2,858	2004
	10.000000	13.680938	36.81%	2,858	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.278701	22.803666	24.76%	0	2010
	13.001497	18.278701	40.59%	0	2009
	20.533228	13.001497	-36.68%	0	2008
	20.523508	20.533228	0.05%	0	2007
	18.234958	20.523508	12.55%	0	2006
	17.351820	18.234958	5.09%	0	2005
	14.786619	17.351820	17.35%	0	2004
	10.000000	14.786619	47.87%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.361615	12.806039	3.60%	18,134	2010
	11.380952	12.361615	8.62%	10,699	2009
	11.734834	11.380952	-3.02%	10,784	2008
	10.875866	11.734834	7.90%	16,696	2007
	10.863014	10.875866	0.12%	17,135	2006
	10.852808	10.863014	0.09%	20,136	2005
	10.407723	10.852808	4.28%	20,138	2004
	10.000000	10.407723	4.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.971677	14.555600	12.21%	511	2010
	11.176117	12.971677	16.07%	511	2009
	17.374932	11.176117	-35.68%	0	2008
	17.708752	17.374932	-1.89%	0	2007
	15.382250	17.708752	15.12%	0	2006
	14.933343	15.382250	3.01%	0	2005
	13.460462	14.933343	10.94%	3,256	2004
	10.000000	13.460462	34.60%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.141003	14.235614	17.25%	407	2010
	9.491079	12.141003	27.92%	3,321	2009
	12.757676	9.491079	-25.60%	3,603	2008
	13.268243	12.757676	-3.85%	3,347	2007
	11.198017	13.268243	18.49%	1,817	2006
	10.000000	11.198017	11.98%	494	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.059777	13.045088	8.17%	1,719	2010
	10.000000	12.059777	20.60%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.115717	21.224177	24.00%	20,813	2010
	13.891109	17.115717	23.21%	18,233	2009
	20.403261	13.891109	-31.92%	16,483	2008
	20.841632	20.403261	-2.10%	8,457	2007
	18.483738	20.841632	12.76%	4,612	2006
	17.489811	18.483738	5.68%	4,369	2005
	14.560499	17.489811	20.12%	752	2004
	10.000000	14.560499	45.60%	208	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.418518	15.146432	12.88%	51,805	2010
	10.802470	13.418518	24.22%	43,352	2009
	17.488454	10.802470	-38.23%	43,624	2008
	16.903452	17.488454	3.46%	27,820	2007
	14.887634	16.903452	13.54%	22,423	2006
	14.464722	14.887634	2.92%	16,005	2005
	13.300594	14.464722	8.75%	9,265	2004
	10.000000	13.300594	33.01%	5,295	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.508689	15.315811	13.38%	687	2010
	11.214559	13.508689	20.46%	3,272	2009
	16.192496	11.214559	-30.74%	6,548	2008
	15.378321	16.192496	5.29%	3,849	2007
	13.427643	15.378321	14.53%	5,269	2006
	13.085819	13.427643	2.61%	5,457	2005
	12.670615	13.085819	3.28%	1,409	2004
	10.000000	12.670615	26.71%	1,409	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.637713	13.714281	28.92%	0	2010
	8.582939	10.637713	23.94%	0	2009
	13.995914	8.582939	-38.68%	0	2008
	16.008777	13.995914	-12.57%	0	2007
	15.691217	16.008777	2.02%	0	2006
	15.083336	15.691217	4.03%	0	2005
	13.782864	15.083336	9.44%	1,009	2004
	10.000000	13.782864	37.83%	1,009	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.079775	14.566967	11.37%	1,100	2010
	11.717768	13.079775	11.62%	1,100	2009
	16.905907	11.717768	-30.69%	1,017	2008
	15.647362	16.905907	8.04%	1,389	2007
	13.712783	15.647362	14.11%	1,100	2006
	13.682024	13.712783	0.22%	957	2005
	12.961759	13.682024	5.56%	957	2004
	10.000000	12.961759	29.62%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.890790	12.688935	6.71%	16,111	2010
	10.041721	11.890790	18.41%	19,444	2009
	11.021944	10.041721	-8.89%	14,128	2008
	10.638170	11.021944	3.61%	18,041	2007
	10.387117	10.638170	2.42%	18,935	2006
	10.436517	10.387117	-0.47%	19,813	2005
	10.249802	10.436517	1.82%	8,533	2004
	10.000000	10.249802	2.50%	2,634	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.113969	12.327012	10.91%	674	2010
	9.098050	11.113969	22.16%	676	2009
	12.337060	9.098050	-26.25%	678	2008
	11.547024	12.337060	6.84%	2,035	2007
	10.692124	11.547024	8.00%	1,735	2006
	10.000000	10.692124	6.92%	223	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.008129	12.403091	12.67%	429	2010
	8.689427	11.008129	26.68%	430	2009
	13.121284	8.689427	-33.78%	432	2008
	12.108491	13.121284	8.36%	433	2007
	10.998738	12.108491	10.09%	434	2006
	10.000000	10.998738	9.99%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.753714	12.281934	14.21%	0	2010
	8.318369	10.753714	29.28%	991	2009
	13.652292	8.318369	-39.07%	382	2008
	12.472291	13.652292	9.46%	0	2007
	11.206846	12.472291	11.29%	0	2006
	10.000000	11.206846	12.07%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.426632	16.941258	17.43%	1,426	2010
	9.919758	14.426632	45.43%	1,471	2009
	22.077040	9.919758	-55.07%	3,511	2008
	15.382582	22.077040	43.52%	87	2007
	13.384377	15.382582	14.93%	87	2006
	10.000000	13.384377	33.84%	221	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.308439	15.072089	13.25%	13,668	2010
	10.397189	13.308439	28.00%	13,863	2009
	18.448877	10.397189	-43.64%	14,699	2008
	18.486577	18.448877	-0.20%	19,914	2007
	15.640738	18.486577	18.20%	18,824	2006
	15.032805	15.640738	4.04%	16,349	2005
	13.713454	15.032805	9.62%	9,319	2004
	10.000000	13.713454	37.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.568544	15.342087	22.07%	1,555	2010
	9.966373	12.568544	26.11%	1,543	2009
	19.193419	9.966373	-48.07%	2,258	2008
	15.377648	19.193419	24.81%	2,951	2007
	14.641028	15.377648	5.03%	2,784	2006
	14.081010	14.641028	3.98%	640	2005
	13.855566	14.081010	1.63%	74	2004
	10.000000	13.855566	38.56%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.112865	12.838266	5.99%	66,609	2010
	10.644442	12.112865	13.80%	70,109	2009
	11.188349	10.644442	-4.86%	63,983	2008
	10.908344	11.188349	2.57%	61,806	2007
	10.628749	10.908344	2.63%	49,245	2006
	10.584151	10.628749	0.42%	20,821	2005
	10.307985	10.584151	2.68%	2,231	2004
	10.000000	10.307985	3.08%	638	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.150637	26.799714	26.71%	10,008	2010
	15.357036	21.150637	37.73%	11,430	2009
	25.803141	15.357036	-40.48%	10,740	2008
	22.702642	25.803141	13.66%	15,115	2007
	20.493894	22.702642	10.78%	17,288	2006
	17.620039	20.493894	16.31%	12,885	2005
	14.342766	17.620039	22.85%	2,573	2004
	10.000000	14.342766	43.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.794434	19.786424	11.19%	0	2010
	14.305351	17.794434	24.39%	0	2009
	25.903296	14.305351	-44.77%	0	2008
	22.456893	25.903296	15.35%	0	2007
	19.347779	22.456893	16.07%	0	2006
	16.527318	19.347779	17.07%	0	2005
	14.799998	16.527318	11.67%	1,537	2004
	10.000000	14.799998	48.00%	348,082	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.872697	13.201364	11.19%	4,506	2010
	9.546272	11.872697	24.37%	7,307	2009
	17.281415	9.546272	-44.76%	7,328	2008
	14.981232	17.281415	15.35%	7,462	2007
	12.902681	14.981232	16.11%	6,812	2006
	11.025556	12.902681	17.03%	6,794	2005
	10.000000	11.025556	10.26%	1,757	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.650354	20.730949	24.51%	300	2010
	10.750910	16.650354	54.87%	300	2009
	22.394909	10.750910	-51.99%	300	2008
	21.553444	22.394909	3.90%	301	2007
	18.851828	21.553444	14.33%	301	2006
	18.675210	18.851828	0.95%	315	2005
	16.646222	18.675210	12.19%	394	2004
	10.000000	16.646222	66.46%	302	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.521206	11.682728	11.04%	30,374	2010
	7.873384	10.521206	33.63%	37,880	2009
	11.357564	7.873384	-30.68%	56,606	2008
	11.108263	11.357564	2.24%	88,858	2007
	10.000000	11.108263	11.08%	26,531	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.517652	16.071946	18.90%	10,507	2010
	11.689142	13.517652	15.64%	16,161	2009
	16.270657	11.689142	-28.16%	16,113	2008
	16.967418	16.270657	-4.11%	23,891	2007
	14.699382	16.967418	15.43%	26,114	2006
	14.420927	14.699382	1.93%	23,860	2005
	13.183104	14.420927	9.39%	5,961	2004
	10.000000	13.183104	31.83%	2,932	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.552218	22.179787	26.36%	6,705	2010
	13.789880	17.552218	27.28%	8,052	2009
	20.890543	13.789880	-33.99%	5,924	2008
	21.716467	20.890543	-3.80%	7,416	2007
	18.836445	21.716467	15.29%	10,650	2006
	17.572243	18.836445	7.19%	6,407	2005
	14.409060	17.572243	21.95%	3,257	2004
	10.000000	14.409060	44.09%	1,639	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.461035	9.193434	8.66%	0	2010
	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.119461	18.668104	15.81%	6,144	2010
	9.474676	16.119461	70.13%	5,318	2009
	20.314283	9.474676	-53.36%	2,754	2008
	16.017982	20.314283	26.82%	10,514	2007
	12.681079	16.017982	26.31%	10,149	2006
	10.000000	12.681079	26.81%	4,025	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.871195	20.161199	6.84%	0	2010
	13.972917	18.871195	35.06%	0	2009
	23.781263	13.972917	-41.24%	0	2008
	20.902132	23.781263	13.77%	0	2007
	17.463638	20.902132	19.69%	234	2006
	16.084249	17.463638	8.58%	234	2005
	13.769523	16.084249	16.81%	234	2004
	10.000000	13.769523	37.70%	234	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.516292	14.440258	6.84%	5,461	2010
	9.996652	13.516292	35.21%	9,374	2009
	17.017897	9.996652	-41.26%	18,028	2008
	14.959026	17.017897	13.76%	15,748	2007
	12.496550	14.959026	19.71%	14,873	2006
	11.513291	12.496550	8.54%	9,728	2005
	10.000000	11.513291	15.13%	2,768	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.577789	16.432319	12.72%	10,750	2010
	12.463310	14.577789	16.97%	10,474	2009
	11.907617	12.463310	4.67%	8,993	2008
	10.883058	11.907617	9.41%	22,062	2007
	9.785907	10.883058	11.21%	13,390	2006
	10.000000	9.785907	-2.14%	8,656	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.311170	3.11%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.286140	12.86%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.595220	13.164765	13.54%	1,650	2010
	9.746521	11.595220	18.97%	1,650	2009
	17.238130	9.746521	-43.46%	1,858	2008
	15.656207	17.238130	10.10%	1,858	2007
	14.978539	15.656207	4.52%	208	2006
	13.997531	14.978539	7.01%	242	2005
	13.357568	13.997531	4.79%	233	2004
	10.000000	13.357568	33.58%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.539409	18.143108	16.76%	1,182	2010
	11.105035	15.539409	39.93%	2,218	2009
	21.313470	11.105035	-47.90%	2,218	2008
	19.565008	21.313470	8.94%	2,985	2007
	17.076125	19.565008	14.58%	2,419	2006
	15.857282	17.076125	7.69%	2,534	2005
	13.959121	15.857282	13.60%	0	2004
	10.000000	13.959121	39.59%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.849485	12.690851	7.10%	0	2010
	10.000000	11.849485	18.49%	3,494	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.816356	16.852729	6.55%	0	2010
	12.779676	15.816356	23.76%	0	2009
	15.448892	12.779676	-17.28%	0	2008
	14.215050	15.448892	8.68%	0	2007
	13.063102	14.215050	8.82%	0	2006
	12.311583	13.063102	6.10%	0	2005
	11.536001	12.311583	6.72%	0	2004
	10.000000	11.536001	15.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.390556	19.298361	4.94%	2,277	2010
	12.780222	18.390556	43.90%	5,379	2009
	23.287160	12.780222	-45.12%	642	2008
	17.295382	23.287160	34.64%	141	2007
	16.082991	17.295382	7.54%	1,475	2006
	14.498416	16.082991	10.93%	1,749	2005
	12.470909	14.498416	16.26%	1,539	2004
	10.000000	12.470909	24.71%	1,539	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.243613	12.44%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.465859	27.682205	23.22%	9,767	2010
	12.730216	22.465859	76.48%	9,910	2009
	27.030761	12.730216	-52.90%	5,120	2008
	21.417829	27.030761	26.21%	11,280	2007
	14.814258	21.417829	44.58%	5,414	2006
	11.385981	14.814258	30.11%	0	2005
	10.000000	11.385981	13.86%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.185346	40.886480	23.21%	0	2010
	18.804441	33.185346	76.48%	0	2009
	39.944347	18.804441	-52.92%	0	2008
	31.663379	39.944347	26.15%	0	2007
	21.910860	31.663379	44.51%	0	2006
	16.850186	21.910860	30.03%	0	2005
	14.406047	16.850186	16.97%	0	2004
	10.000000	14.406047	44.06%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.723333	15.167911	10.53%	809	2010
	10.011268	13.723333	37.08%	3,420	2009
	16.119965	10.011268	-37.90%	3,798	2008
	14.734025	16.119965	9.41%	4,596	2007
	13.932529	14.734025	5.75%	4,866	2006
	13.563648	13.932529	2.72%	4,471	2005
	12.628530	13.563648	7.40%	991	2004
	10.000000	12.628530	26.29%	203	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.688329	17.195137	9.60%	12,396	2010
	13.000405	15.688329	20.68%	14,812	2009
	19.614133	13.000405	-33.72%	6,289	2008
	18.499487	19.614133	6.03%	6,038	2007
	15.576752	18.499487	18.76%	6,257	2006
	14.845260	15.576752	4.93%	3,791	2005
	13.118740	14.845260	13.16%	3,795	2004
	10.000000	13.118740	31.19%	3,039	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.738866	7.39%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.923221	11.900862	8.95%	890	2010
	8.823244	10.923221	23.80%	931	2009
	12.623542	8.823244	-31.38%	784	2008
	11.984493	12.623542	5.33%	786	2007
	11.012801	11.984493	8.82%	789	2006
	10.745006	11.012801	2.49%	791	2005
	10.000000	10.745006	7.45%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.076372	12.116584	20.25%	0	2010
	7.601318	10.076372	32.56%	0	2009
	14.400656	7.601318	-47.22%	1,708	2008
	14.158762	14.400656	1.71%	15,390	2007
	11.637140	14.158762	21.67%	13,063	2006
	10.000000	11.637140	16.37%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.098890	10.478459	3.76%	29,206	2010
	9.042389	10.098890	11.68%	28,262	2009
	10.598750	9.042389	-14.68%	38,026	2008
	10.265712	10.598750	3.24%	52,668	2007
	9.996311	10.265712	2.70%	43,320	2006
	9.998672	9.996311	-0.02%	13,020	2005
	10.067340	9.998672	-0.68%	10,750	2004
	10.000000	10.067340	0.67%	9,581	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.243891	13.254073	17.88%	1,745	2010
	9.294470	11.243891	20.97%	1,797	2009
	15.582366	9.294470	-40.35%	1,862	2008
	15.731913	15.582366	-0.95%	1,916	2007
	15.166231	15.731913	3.73%	1,713	2006
	14.955415	15.166231	1.41%	3,178	2005
	13.564388	14.955415	10.25%	1,417	2004
	10.000000	13.564388	35.64%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.233495	16.022458	21.08%	3,044	2010
	10.217279	13.233495	29.52%	3,100	2009
	17.120830	10.217279	-40.32%	3,747	2008
	16.144926	17.120830	6.04%	26,864	2007
	14.407573	16.144926	12.06%	23,046	2006
	13.680826	14.407573	5.31%	6,185	2005
	12.254702	13.680826	11.64%	0	2004
	10.000000	12.254702	22.55%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.429821	13.860721	11.51%	4,468	2010
	10.000000	12.429821	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.204535	10.161246	10.39%	9,771	2010
	7.567959	9.204535	21.63%	10,560	2009
	10.935557	7.567959	-30.79%	11,254	2008
	10.455243	10.935557	4.59%	11,590	2007
	10.000000	10.455243	4.55%	11,844	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.397879	10.860962	4.45%	11,871	2010
	9.407821	10.397879	10.52%	15,575	2009
	10.591896	9.407821	-11.18%	13,527	2008
	10.437325	10.591896	1.48%	13,183	2007
	10.000000	10.437325	4.37%	2,355	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.211900	11.201198	9.69%	4,507	2010
	7.317716	10.211900	39.55%	5,423	2009
	12.101040	7.317716	-39.53%	644	2008
	10.737612	12.101040	12.70%	456	2007
	10.000000	10.737612	7.38%	2,386	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.510393	9.912974	16.48%	1,067	2010
	6.222418	8.510393	36.77%	7,849	2009
	11.318398	6.222418	-45.02%	3,800	2008
	10.264514	11.318398	10.27%	6,420	2007
	10.000000	10.264514	2.65%	6,200	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.700958	8.422309	9.37%	0	2010
	5.979217	7.700958	28.80%	3,908	2009
	9.796181	5.979217	-38.96%	2,226	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.781696	16.483706	11.51%	1,097	2010
	10.273423	14.781696	43.88%	1,206	2009
	14.476609	10.273423	-29.03%	1,276	2008
	14.244264	14.476609	1.63%	1,403	2007
	13.067644	14.244264	9.00%	1,454	2006
	12.951087	13.067644	0.90%	1,454	2005
	11.936431	12.951087	8.50%	3,601	2004
	10.000000	11.936431	19.36%	3,435	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.800636	13.160066	11.52%	5,347	2010
	8.196988	11.800636	43.96%	8,632	2009
	11.568076	8.196988	-29.14%	9,266	2008
	11.378717	11.568076	1.66%	13,098	2007
	10.439233	11.378717	9.00%	12,614	2006
	10.000000	10.439233	4.39%	11,103	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.694232	8.749384	13.71%	0	2010
	5.104127	7.694232	50.75%	0	2009
	10.000000	5.104127	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.912626	9.635296	21.77%	12,523	2010
	6.116424	7.912626	29.37%	20,724	2009
	10.000000	6.116424	-38.84%	24,401	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.085889	9.160504	13.29%	0	2010
	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.342158	10.164795	8.81%	0	2010
	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	13,757	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.797984	9.744657	10.76%	0	2010
	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.091860	10.621908	5.25%	0	2010
	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.070489	9.955449	9.76%	1,195	2010
	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.516605	9.510405	11.67%	0	2010
	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.615490	10.332147	7.45%	20,851	2010
	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.516530	11.066542	5.23%	12,776	2010
	9.827005	10.516530	7.02%	16,076	2009
	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.282996	12.021646	6.55%	0	2010
	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.116705	37.830235	14.23%	0	2010
	20.604665	33.116705	60.72%	0	2009
	49.699069	20.604665	-58.54%	0	2008
	34.736132	49.699069	43.08%	0	2007
	25.856052	34.736132	34.34%	0	2006
	19.825524	25.856052	30.42%	0	2005
	16.703476	19.825524	18.69%	1,616	2004
	10.000000	16.703476	67.03%	1,616	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.740483	22.545471	14.21%	0	2010
	12.282213	19.740483	60.72%	593	2009
	29.578397	12.282213	-58.48%	156	2008
	20.636451	29.578397	43.33%	4,149	2007
	15.333741	20.636451	34.58%	4,058	2006
	11.743412	15.333741	30.57%	124	2005
	10.000000	11.743412	17.43%	138	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.049974	12.443113	3.26%	36,753	2010
	11.907146	12.049974	1.20%	49,988	2009
	11.216466	11.907146	6.16%	57,038	2008
	10.622012	11.216466	5.60%	71,039	2007
	10.429398	10.622012	1.85%	57,340	2006
	10.247972	10.429398	1.77%	26,417	2005
	10.070236	10.247972	1.76%	13,600	2004
	10.000000	10.070236	0.70%	5,682	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.958402	7.749265	11.37%	970	2010
	5.454411	6.958402	27.57%	950	2009
	10.000000	5.454411	-45.46%	123	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.319006	8.805007	5.84%	34,185	2010
	6.563605	8.319006	26.74%	24,888	2009
	11.703384	6.563605	-43.92%	23,647	2008
	10.857171	11.703384	7.79%	12,982	2007
	10.000000	10.857171	8.57%	1,718	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.415824	17.414916	12.97%	26,588	2010
	12.297130	15.415824	25.36%	29,148	2009
	19.757788	12.297130	-37.76%	25,605	2008
	18.922615	19.757788	4.41%	28,136	2007
	16.428965	18.922615	15.18%	25,492	2006
	15.444974	16.428965	6.37%	28,438	2005
	13.744350	15.444974	12.37%	9,717	2004
	10.000000	13.744350	37.44%	1,155	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.527329	12.475188	8.22%	0	2010
	10.000000	11.527329	15.27%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.086136	13.343928	10.41%	0	2010
	10.000000	12.086136	20.86%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.213068	12.745253	4.36%	72,969	2010
	11.360693	12.213068	7.50%	39,452	2009
	12.266666	11.360693	-7.39%	50,594	2008
	11.812489	12.266666	3.84%	60,235	2007
	11.289903	11.812489	4.63%	69,350	2006
	11.088873	11.289903	1.81%	50,917	2005
	10.751819	11.088873	3.13%	45,823	2004
	10.000000	10.751819	7.52%	19,215	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.924221	15.220035	9.31%	129,205	2010
	11.859683	13.924221	17.41%	92,587	2009
	15.668811	11.859683	-24.31%	137,485	2008
	15.048914	15.668811	4.12%	198,784	2007
	13.712890	15.048914	9.74%	214,803	2006
	13.208219	13.712890	3.82%	168,938	2005
	12.235735	13.208219	7.95%	82,443	2004
	10.000000	12.235735	22.36%	1,720	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.915068	16.585416	11.20%	65,284	2010
	12.166737	14.915068	22.59%	113,582	2009
	17.994723	12.166737	-32.39%	106,513	2008
	17.202882	17.994723	4.60%	138,802	2007
	15.239381	17.202882	12.88%	148,790	2006
	14.441630	15.239381	5.52%	121,717	2005
	13.073147	14.441630	10.47%	96,242	2004
	10.000000	13.073147	30.73%	8,490	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.140565	14.052989	6.94%	150,620	2010
	11.639091	13.140565	12.90%	154,419	2009
	13.901805	11.639091	-16.28%	170,084	2008
	13.326598	13.901805	4.32%	474,105	2007
	12.471677	13.326598	6.85%	476,509	2006
	12.111358	12.471677	2.98%	285,315	2005
	11.468511	12.111358	5.61%	110,539	2004
	10.000000	11.468511	14.69%	6,805	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.496440	21.760901	24.37%	21,675	2010
	12.982184	17.496440	34.77%	20,805	2009
	20.733734	12.982184	-37.39%	20,337	2008
	19.561682	20.733734	5.99%	9,999	2007
	18.062463	19.561682	8.30%	5,352	2006
	16.349330	18.062463	10.48%	3,483	2005
	14.334701	16.349330	14.05%	1,190	2004
	10.000000	14.334701	43.35%	211	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.520782	10.368247	-1.45%	95,729	2010
	10.671098	10.520782	-1.41%	250,929	2009
	10.610205	10.671098	0.57%	291,987	2008
	10.274739	10.610205	3.26%	233,333	2007
	9.973663	10.274739	3.02%	229,253	2006
	9.857014	9.973663	1.18%	29,233	2005
	9.921541	9.857014	-0.65%	552,030	2004
	10.000000	9.921541	-0.78%	1,576,333	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.296451	13.401220	8.98%	5,577	2010
	10.031614	12.296451	22.58%	4,847	2009
	12.307348	10.031614	-18.49%	4,901	2008
	11.937331	12.307348	3.10%	5,208	2007
	11.553509	11.937331	3.32%	10,557	2006
	11.472906	11.553509	0.70%	8,824	2005
	10.927700	11.472906	4.99%	7,600	2004
	10.000000	10.927700	9.28%	7,581	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.135019	9.123927	12.16%	10,784	2010
	6.064844	8.135019	34.13%	17,078	2009
	10.000000	6.064844	-39.35%	17,107	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.741276	15.384027	4.36%	0	2010
	11.549944	14.741276	27.63%	0	2009
	21.898391	11.549944	-47.26%	0	2008
	21.636358	21.898391	1.21%	0	2007
	17.935769	21.636358	20.63%	0	2006
	16.280107	17.935769	10.17%	0	2005
	13.766371	16.280107	18.26%	0	2004
	10.000000	13.766371	37.66%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.396031	10.844793	4.32%	4,843	2010
	8.146461	10.396031	27.61%	8,426	2009
	15.437631	8.146461	-47.23%	15,163	2008
	15.254414	15.437631	1.20%	25,123	2007
	12.644950	15.254414	20.64%	22,814	2006
	11.476180	12.644950	10.18%	9,914	2005
	10.000000	11.476180	14.76%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.029459	9.128428	13.69%	6,328	2010
	6.298763	8.029459	27.48%	9,787	2009
	10.000000	6.298763	-37.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.894107	8.771301	11.11%	6,180	2010
	6.286901	7.894107	25.56%	8,889	2009
	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.753436	9.663566	24.64%	10,258	2010
	6.209196	7.753436	24.87%	11,958	2009
	10.000000	6.209196	-37.91%	7,886	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.604649	10.144778	17.90%	6,005	2010
	6.692181	8.604649	28.58%	8,441	2009
	10.000000	6.692181	-33.08%	12,375	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.788734	14.534552	23.29%	0	2010
	9.405240	11.788734	25.34%	0	2009
	17.851211	9.405240	-47.31%	0	2008
	16.543600	17.851211	7.90%	0	2007
	16.299770	16.543600	1.50%	0	2006
	15.351382	16.299770	6.18%	0	2005
	13.764641	15.351382	11.53%	15	2004
	10.000000	13.764641	37.65%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.069645	21.275952	24.64%	3,376	2010
	13.761932	17.069645	24.04%	3,548	2009
	20.627490	13.761932	-33.28%	3,547	2008
	22.563861	20.627490	-8.58%	3,750	2007
	19.552135	22.563861	15.40%	3,443	2006
	19.302125	19.552135	1.30%	3,367	2005
	16.740734	19.302125	15.30%	12	2004
	10.000000	16.740734	67.41%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.876436	20.786489	23.17%	3,354	2010
	12.738817	16.876436	32.48%	7,121	2009
	20.969244	12.738817	-39.25%	8,910	2008
	20.883817	20.969244	0.41%	12,597	2007
	18.961845	20.883817	10.14%	11,526	2006
	17.177624	18.961845	10.39%	6,327	2005
	14.673942	17.177624	17.06%	205	2004
	10.000000	14.673942	46.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.664839	14.131754	11.58%	11,694	2010
	10.235375	12.664839	23.74%	14,771	2009
	17.788128	10.235375	-42.46%	15,766	2008
	16.730660	17.788128	6.32%	18,245	2007
	14.970013	16.730660	11.76%	15,337	2006
	14.190647	14.970013	5.49%	2,223	2005
	13.146093	14.190647	7.95%	0	2004
	10.000000	13.146093	31.46%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.175168	9.179933	27.94%	6,895	2010
	5.578528	7.175168	28.62%	10,543	2009
	10.000000	5.578528	-44.21%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.394113	10.491270	0.93%	6,523	2010
	9.846962	10.394113	5.56%	7,764	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.286927	14.565946	9.63%	0	2010
	10.000000	13.286927	32.87%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.911549	13.808144	6.94%	34,303	2010
	10.000000	12.911549	29.12%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.908002	13.528212	4.80%	7,728	2010
	10.000000	12.908002	29.08%	11,523	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.781228	15.679282	13.77%	7,900	2010
	10.902119	13.781228	26.41%	7,391	2009
	17.621298	10.902119	-38.13%	9,918	2008
	18.360628	17.621298	-4.03%	23,343	2007
	16.121537	18.360628	13.89%	21,908	2006
	15.736262	16.121537	2.45%	12,221	2005
	13.637692	15.736262	15.39%	1,956	2004
	10.000000	13.637692	36.38%	1,732	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.654551	14.425184	13.99%	12,387	2010
	9.212742	12.654551	37.36%	18,511	2009
	15.671476	9.212742	-41.21%	19,897	2008
	14.994840	15.671476	4.51%	40,690	2007
	12.959922	14.994840	15.70%	32,073	2006
	11.530336	12.959922	12.40%	22,639	2005
	10.000000	11.530336	15.30%	2,228	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.475436	22.207171	14.03%	0	2010
	14.181094	19.475436	37.33%	0	2009
	24.116522	14.181094	-41.20%	0	2008
	23.070354	24.116522	4.53%	0	2007
	19.945565	23.070354	15.67%	0	2006
	17.743416	19.945565	12.41%	0	2005
	15.145229	17.743416	17.16%	0	2004
	10.000000	15.145229	51.45%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.506847	2.823050	12.61%	310	2010
	2.012181	2.506847	24.58%	310	2009
	9.555134	2.012181	-78.94%	310	2008
	10.000000	9.555134	-4.45%	310	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.609453	4.070822	12.78%	2,567	2010
	2.907933	3.609453	24.12%	2,567	2009
	13.771779	2.907933	-78.88%	2,787	2008
	14.041365	13.771779	-1.92%	5,234	2007
	13.043934	14.041365	7.65%	10,812	2006
	12.975171	13.043934	0.53%	12,286	2005
	12.108744	12.975171	7.16%	4,147	2004
	10.000000	12.108744	21.09%	2,840	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.023062	14.865485	14.15%	10,766	2010
	10.324439	13.023062	26.14%	13,798	2009
	17.070052	10.324439	-39.52%	15,446	2008
	16.632094	17.070052	2.63%	19,031	2007
	14.705781	16.632094	13.10%	19,978	2006
	14.111421	14.705781	4.21%	5,058	2005
	13.119209	14.111421	7.56%	3,349	2004
	10.000000	13.119209	31.19%	1,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.377172	21.073853	21.27%	864	2010
	12.881721	17.377172	34.90%	2,423	2009
	21.084518	12.881721	-38.90%	4,802	2008
	21.698510	21.084518	-2.83%	4,458	2007
	19.202224	21.698510	13.00%	4,149	2006
	17.758675	19.202224	8.13%	2,729	2005
	15.119925	17.758675	17.45%	68	2004
	10.000000	15.119925	51.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.859825	11.705408	7.79%	1,368	2010
	10.000000	10.859825	8.60%	112	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.939212	11.339656	3.66%	10,088	2010
	10.000000	10.939212	9.39%	5,768	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.422541	12.875530	12.72%	0	2010
	8.928755	11.422541	27.93%	0	2009
	14.779624	8.928755	-39.59%	0	2008
	15.962242	14.779624	-7.41%	0	2007
	13.973162	15.962242	14.24%	0	2006
	13.473727	13.973162	3.71%	0	2005
	12.304689	13.473727	9.50%	0	2004
	10.000000	12.304689	23.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.635021	15.869001	8.43%	415	2010
	11.915221	14.635021	22.83%	415	2009
	21.572042	11.915221	-44.77%	416	2008
	20.200971	21.572042	6.79%	416	2007
	16.048711	20.200971	25.87%	417	2006
	14.513815	16.048711	10.58%	417	2005
	12.674623	14.513815	14.51%	418	2004
	10.000000	12.674623	26.75%	418	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.706991	16.317878	19.05%	0	2010
	8.486225	13.706991	61.52%	0	2009
	13.675659	8.486225	-37.95%	0	2008
	13.151940	13.675659	3.98%	0	2007
	12.656952	13.151940	3.91%	0	2006
	12.150914	12.656952	4.16%	0	2005
	11.738902	12.150914	3.51%	0	2004
	10.000000	11.738902	17.39%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.533927	5.34%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.698980	11.267019	5.31%	3,009	2010
	9.925335	10.698980	7.79%	2,828	2009
	11.247361	9.925335	-11.75%	19,520	2008
	10.847690	11.247361	3.68%	29,556	2007
	10.628384	10.847690	2.06%	23,857	2006
	10.376142	10.628384	2.43%	8,713	2005
	10.116754	10.376142	2.56%	0	2004
	10.000000	10.116754	1.17%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.568174	20.081616	8.15%	0	2010
	14.480709	18.568174	28.23%	0	2009
	17.282785	14.480709	-16.21%	0	2008
	16.484339	17.282785	4.84%	0	2007
	15.095375	16.484339	9.20%	1,043	2006
	13.659211	15.095375	10.51%	1,043	2005
	12.591098	13.659211	8.48%	1,043	2004
	10.000000	12.591098	25.91%	1,043	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.801668	18.02%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.291982	13.609237	10.72%	0	2010
	9.816378	12.291982	25.22%	0	2009
	16.031725	9.816378	-38.77%	0	2008
	14.796341	16.031725	8.35%	0	2007
	13.206630	14.796341	12.04%	0	2006
	12.322602	13.206630	7.17%	0	2005
	11.401804	12.322602	8.08%	18	2004
	10.000000	11.401804	14.02%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.837900	10.983821	11.65%	0	2010
	8.646354	9.837900	13.78%	0	2009
	12.377257	8.646354	-30.14%	0	2008
	11.673645	12.377257	6.03%	0	2007
	10.562669	11.673645	10.52%	0	2006
	10.208531	10.562669	3.47%	0	2005
	10.000000	10.208531	2.09%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.605202	26.05%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.151610	16.431080	24.94%	0	2010
	8.742630	13.151610	50.43%	0	2009
	15.145098	8.742630	-42.27%	0	2008
	13.504124	15.145098	12.15%	0	2007
	11.162457	13.504124	20.98%	0	2006
	10.660714	11.162457	4.71%	0	2005
	10.000000	10.660714	6.61%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	12.028678	12.688738	5.49%	0	2010
	10.898463	12.028678	10.37%	0	2009
	10.800606	10.898463	0.91%	0	2008
	10.321363	10.800606	4.64%	0	2007
	10.087813	10.321363	2.32%	0	2006
	10.045228	10.087813	0.42%	0	2005
	10.000000	10.045228	0.45%	0	2004*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.720770	14.133776	11.11%	1,549	2010
	10.730871	12.720770	18.54%	1,917	2009
	18.370232	10.730871	-41.59%	1,810	2008
	17.787012	18.370232	3.28%	2,583	2007
	15.435528	17.787012	15.23%	3,712	2006
	14.981350	15.435528	3.03%	4,761	2005
	13.674879	14.981350	9.55%	5,839	2004
	10.000000	13.674879	36.75%	4,889	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.215035	22.712719	24.69%	2,031	2010
	12.962794	18.215035	40.52%	1,962	2009
	20.482521	12.962794	-36.71%	1,891	2008
	20.483276	20.482521	0.00%	1,646	2007
	18.208430	20.483276	12.49%	1,646	2006
	17.335345	18.208430	5.04%	1,646	2005
	14.780072	17.335345	17.29%	1,647	2004
	10.000000	14.780072	47.80%	780	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.317775	12.754152	3.54%	21,210	2010
	11.346347	12.317775	8.56%	9,954	2009
	11.705089	11.346347	-3.06%	8,228	2008
	10.853838	11.705089	7.84%	8,965	2007
	10.846500	10.853838	0.07%	10,575	2006
	10.841796	10.846500	0.04%	9,960	2005
	10.402441	10.841796	4.22%	4,460	2004
	10.000000	10.402441	4.02%	2,624	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.926479	14.497545	12.15%	0	2010
	11.142832	12.926479	16.01%	229	2009
	17.332005	11.142832	-35.71%	231	2008
	17.674024	17.332005	-1.94%	231	2007
	15.359858	17.674024	15.07%	232	2006
	14.919143	15.359858	2.95%	232	2005
	13.454487	14.919143	10.89%	233	2004
	10.000000	13.454487	34.54%	233	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.112273	14.194745	17.19%	5,770	2010
	9.473428	12.112273	27.86%	1,283	2009
	12.740429	9.473428	-25.64%	976	2008
	13.257079	12.740429	-3.90%	1,029	2007
	11.194253	13.257079	18.43%	989	2006
	10.000000	11.194253	11.94%	1,621	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.055694	13.034055	8.12%	19,459	2010
	10.000000	12.055694	20.56%	4,955	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.056081	21.139501	23.94%	4,417	2010
	13.849727	17.056081	23.15%	2,581	2009
	20.352832	13.849727	-31.95%	2,309	2008
	20.800722	20.352832	-2.15%	2,417	2007
	18.456803	20.800722	12.70%	2,493	2006
	17.473166	18.456803	5.63%	2,414	2005
	14.554031	17.473166	20.06%	2,474	2004
	10.000000	14.554031	45.54%	356	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.371765	15.086015	12.82%	11,041	2010
	10.770291	13.371765	24.15%	11,174	2009
	17.445224	10.770291	-38.26%	11,809	2008
	16.870274	17.445224	3.41%	17,370	2007
	14.865926	16.870274	13.48%	17,656	2006
	14.450953	14.865926	2.87%	18,760	2005
	13.294674	14.450953	8.70%	130,276	2004
	10.000000	13.294674	32.95%	111,426	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.461645	15.254750	13.32%	5,012	2010
	11.181181	13.461645	20.40%	3,915	2009
	16.152511	11.181181	-30.78%	5,996	2008
	15.348178	16.152511	5.24%	6,375	2007
	13.408091	15.348178	14.47%	6,376	2006
	13.073375	13.408091	2.56%	13,517	2005
	12.664983	13.073375	3.22%	10,679	2004
	10.000000	12.664983	26.56%	2,652	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.600657	13.659578	28.86%	0	2010
	8.557365	10.600657	23.88%	0	2009
	13.961310	8.557365	-38.71%	0	2008
	15.977355	13.961310	-12.62%	0	2007
	15.668356	15.977355	1.97%	0	2006
	15.068991	15.668356	3.98%	0	2005
	13.776744	15.068991	9.38%	0	2004
	10.000000	13.776744	37.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.034189	14.508845	11.31%	1,116	2010
	11.682862	13.034189	11.57%	693	2009
	16.864129	11.682862	-30.72%	693	2008
	15.616649	16.864129	7.99%	903	2007
	13.692793	15.616649	14.05%	903	2006
	13.668997	13.692793	0.17%	903	2005
	12.955995	13.668997	5.50%	903	2004
	10.000000	12.955995	29.56%	903	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.849368	12.638312	6.66%	11,463	2010
	10.011815	11.849368	18.35%	12,029	2009
	10.994700	10.011815	-8.94%	11,773	2008
	10.617292	10.994700	3.55%	13,201	2007
	10.371973	10.617292	2.37%	11,444	2006
	10.426582	10.371973	-0.52%	12,667	2005
	10.245244	10.426582	1.77%	12,684	2004
	10.000000	10.245244	2.45%	873	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.087677	12.291637	10.86%	28,220	2010
	9.081131	11.087677	22.10%	8,115	2009
	12.320382	9.081131	-26.29%	5,523	2008
	11.537307	12.320382	6.79%	1,218	2007
	10.688536	11.537307	7.94%	1,219	2006
	10.000000	10.688536	6.89%	1,220	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.982100	12.367484	12.61%	44,331	2010
	8.673279	10.982100	26.62%	27,693	2009
	13.103549	8.673279	-33.81%	599	2008
	12.098298	13.103549	8.31%	600	2007
	10.995042	12.098298	10.03%	600	2006
	10.000000	10.995042	9.95%	601	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.728285	12.246674	14.15%	15,153	2010
	8.302910	10.728285	29.21%	0	2009
	13.633841	8.302910	-39.10%	0	2008
	12.461790	13.633841	9.41%	0	2007
	11.203073	12.461790	11.24%	0	2006
	10.000000	11.203073	12.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.392471	16.892576	17.37%	11,948	2010
	9.901301	14.392471	45.36%	9,698	2009
	22.047199	9.901301	-55.09%	7,899	2008
	15.369624	22.047199	43.45%	7,759	2007
	13.379879	15.369624	14.87%	1,084	2006
	10.000000	13.379879	33.80%	1,508	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.262061	15.011946	13.19%	18,248	2010
	10.366212	13.262061	27.94%	18,638	2009
	18.403288	10.366212	-43.67%	17,629	2008
	18.450310	18.403288	-0.25%	20,399	2007
	15.617957	18.450310	18.14%	21,436	2006
	15.018503	15.617957	3.99%	22,389	2005
	13.707361	15.018503	9.57%	21,421	2004
	10.000000	13.707361	37.07%	4,791	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.524797	15.280943	22.01%	10,662	2010
	9.936715	12.524797	26.05%	4,350	2009
	19.146049	9.936715	-48.10%	5,625	2008
	15.347522	19.146049	24.75%	7,772	2007
	14.619738	15.347522	4.98%	8,143	2006
	14.067646	14.619738	3.92%	8,416	2005
	13.849434	14.067646	1.58%	8,104	2004
	10.000000	13.849434	38.49%	629	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.070664	12.787043	5.93%	52,831	2010
	10.612749	12.070664	13.74%	60,881	2009
	11.160695	10.612749	-4.91%	57,969	2008
	10.886936	11.160695	2.51%	42,840	2007
	10.613244	10.886936	2.58%	20,190	2006
	10.574067	10.613244	0.37%	13,536	2005
	10.303396	10.574067	2.63%	9,524	2004
	10.000000	10.303396	3.03%	1,494	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.076944	26.692806	26.64%	17,836	2010
	15.311304	21.076944	37.66%	7,773	2009
	25.739378	15.311304	-40.51%	14,540	2008
	22.658101	25.739378	13.60%	17,887	2007
	20.464047	22.658101	10.72%	14,950	2006
	17.603288	20.464047	16.25%	13,360	2005
	14.336397	17.603288	22.79%	12,777	2004
	10.000000	14.336397	43.36%	4,484	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.732455	19.707514	11.14%	895	2010
	14.262765	17.732455	24.33%	920	2009
	25.839336	14.262765	-44.80%	920	2008
	22.412859	25.839336	15.29%	920	2007
	19.319603	22.412859	16.01%	921	2006
	16.511591	19.319603	17.01%	921	2005
	14.793419	16.511591	11.61%	921	2004
	10.000000	14.793419	47.93%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.838648	13.156833	11.13%	8,827	2010
	9.523725	11.838648	24.31%	8,394	2009
	17.249366	9.523725	-44.79%	8,337	2008
	14.961066	17.249366	15.30%	8,288	2007
	12.891829	14.961066	16.05%	8,481	2006
	11.021859	12.891829	16.97%	6,523	2005
	10.000000	11.021859	10.22%	2,147	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.592308	20.648197	24.44%	57	2010
	10.718880	16.592308	54.80%	67	2009
	22.339573	10.718880	-52.02%	68	2008
	21.511165	22.339573	3.85%	602	2007
	18.824378	21.511165	14.27%	766	2006
	18.657454	18.824378	0.89%	810	2005
	16.638834	18.657454	12.13%	905	2004
	10.000000	16.638834	66.39%	557	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.501643	11.655097	10.98%	33,750	2010
	7.862729	10.501643	33.56%	19,073	2009
	11.347958	7.862729	-30.71%	23,245	2008
	11.104529	11.347958	2.19%	18,978	2007
	10.000000	11.104529	11.05%	1,725	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.470559	16.007845	18.84%	14,403	2010
	11.654333	13.470559	15.58%	16,275	2009
	16.230465	11.654333	-28.19%	25,145	2008
	16.934138	16.230465	-4.16%	29,923	2007
	14.677976	16.934138	15.37%	32,876	2006
	14.407223	14.677976	1.88%	34,826	2005
	13.177260	14.407223	9.33%	28,775	2004
	10.000000	13.177260	31.77%	9,383	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.491065	22.091312	26.30%	7,598	2010
	13.748819	17.491065	27.22%	11,423	2009
	20.838949	13.748819	-34.02%	689	2008
	21.673902	20.838949	-3.85%	1,090	2007
	18.809032	21.673902	15.23%	1,679	2006
	17.555543	18.809032	7.14%	2,098	2005
	14.402664	17.555543	21.89%	1,127	2004
	10.000000	14.402664	44.03%	247	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.453884	9.181002	8.60%	13,861	2010
	6.589253	8.453884	28.30%	11,844	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.081316	18.614494	15.75%	8,079	2010
	9.457058	16.081316	70.05%	8,088	2009
	20.286847	9.457058	-53.38%	7,977	2008
	16.004509	20.286847	26.76%	7,972	2007
	12.676816	16.004509	26.25%	1,146	2006
	10.000000	12.676816	26.77%	159	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.805431	20.080770	6.78%	947	2010
	13.931292	18.805431	34.99%	973	2009
	23.722483	13.931292	-41.27%	973	2008
	20.861110	23.722483	13.72%	973	2007
	17.438189	20.861110	19.63%	974	2006
	16.068940	17.438189	8.52%	974	2005
	13.763401	16.068940	16.75%	974	2004
	10.000000	13.763401	37.63%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.477507	14.391525	6.78%	2,507	2010
	9.973038	13.477507	35.14%	3,270	2009
	16.986332	9.973038	-41.29%	27,664	2008
	14.938890	16.986332	13.71%	14,904	2007
	12.486051	14.938890	19.64%	7,419	2006
	11.509431	12.486051	8.49%	7,356	2005
	10.000000	11.509431	15.09%	1,552	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.543311	16.385152	12.66%	23,099	2010
	12.440136	14.543311	16.91%	14,338	2009
	11.891510	12.440136	4.61%	13,979	2008
	10.873883	11.891510	9.36%	12,429	2007
	9.782619	10.873883	11.16%	1,357	2006
	10.000000	9.782619	-2.17%	1,357	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.310308	3.10%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.285203	12.85%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.554805	13.112226	13.48%	685	2010
	9.717490	11.554805	18.91%	261	2009
	17.195532	9.717490	-43.49%	994	2008
	15.625489	17.195532	10.05%	997	2007
	14.956719	15.625489	4.47%	1,508	2006
	13.984209	14.956719	6.95%	1,894	2005
	13.351626	13.984209	4.74%	1,513	2004
	10.000000	13.351626	33.52%	787	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.485271	18.070745	16.70%	1,645	2010
	11.071955	15.485271	39.86%	1,452	2009
	21.260802	11.071955	-47.92%	1,452	2008
	19.526618	21.260802	8.88%	1,552	2007
	17.051255	19.526618	14.52%	1,902	2006
	15.842196	17.051255	7.63%	1,540	2005
	13.952921	15.842196	13.54%	1,068	2004
	10.000000	13.952921	39.53%	1,030	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.845474	12.680130	7.05%	17,190	2010
	10.000000	11.845474	18.45%	5,646	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.761251	16.785495	6.50%	1,115	2010
	12.741602	15.761251	23.70%	3,704	2009
	15.410684	12.741602	-17.32%	3,732	2008
	14.187133	15.410684	8.62%	4,393	2007
	13.044049	14.187133	8.76%	4,472	2006
	12.299857	13.044049	6.05%	4,472	2005
	11.530862	12.299857	6.67%	5,242	2004
	10.000000	11.530862	15.31%	3,090	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.326532	19.221411	4.88%	15,803	2010
	12.742191	18.326532	43.83%	1,120	2009
	23.229688	12.742191	-45.15%	443	2008
	17.261496	23.229688	34.58%	448	2007
	16.059602	17.261496	7.48%	0	2006
	14.484651	16.059602	10.87%	0	2005
	12.465371	14.484651	16.20%	0	2004
	10.000000	12.465371	24.65%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.239830	12.40%	6,675	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.401431	27.588840	23.16%	12,655	2010
	12.700146	22.401431	76.39%	7,506	2009
	26.980652	12.700146	-52.93%	10,193	2008
	21.389021	26.980652	26.14%	6,643	2007
	14.801813	21.389021	44.50%	2,413	2006
	11.382164	14.801813	30.04%	0	2005
	10.000000	11.382164	13.82%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	33.069771	40.723440	23.14%	0	2010
	18.748459	33.069771	76.39%	0	2009
	39.845727	18.748459	-52.95%	0	2008
	31.601309	39.845727	26.09%	0	2007
	21.878975	31.601309	44.44%	0	2006
	16.834176	21.878975	29.97%	0	2005
	14.399651	16.834176	16.91%	0	2004
	10.000000	14.399651	44.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.675509	15.107384	10.47%	4,269	2010
	9.981444	13.675509	37.01%	5,644	2009
	16.080133	9.981444	-37.93%	6,267	2008
	14.705122	16.080133	9.35%	8,420	2007
	13.912238	14.705122	5.70%	10,162	2006
	13.550739	13.912238	2.67%	9,263	2005
	12.622915	13.550739	7.35%	6,505	2004
	10.000000	12.622915	26.23%	3,574	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.633669	17.126545	9.55%	22,327	2010
	12.961686	15.633669	20.61%	24,134	2009
	19.565668	12.961686	-33.75%	3,252	2008
	18.463204	19.565668	5.97%	4,564	2007
	15.554069	18.463204	18.70%	5,474	2006
	14.831129	15.554069	4.87%	4,682	2005
	13.112910	14.831129	13.10%	3,411	2004
	10.000000	13.112910	31.13%	894	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	3,678	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.892065	11.860899	8.89%	0	2010
	8.802545	10.892065	23.74%	0	2009
	12.600347	8.802545	-31.41%	0	2008
	11.968569	12.600347	5.28%	7,032	2007
	11.003748	11.968569	8.77%	7,032	2006
	10.741599	11.003748	2.44%	7,032	2005
	10.000000	10.741599	7.42%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.052537	12.081787	20.19%	0	2010
	7.587194	10.052537	32.49%	0	2009
	14.381206	7.587194	-47.24%	1,114	2008
	14.146851	14.381206	1.66%	21,032	2007
	11.633235	14.146851	21.61%	9,323	2006
	10.000000	11.633235	16.33%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.063733	10.436686	3.71%	22,006	2010
	9.015480	10.063733	11.63%	23,068	2009
	10.572577	9.015480	-14.73%	51,091	2008
	10.245588	10.572577	3.19%	44,203	2007
	9.981752	10.245588	2.64%	34,635	2006
	9.989171	9.981752	-0.07%	23,827	2005
	10.062877	9.989171	-0.73%	22,026	2004
	10.000000	10.062877	0.63%	8,661	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.204734	13.201235	17.82%	46	2010
	9.266799	11.204734	20.91%	46	2009
	15.543881	9.266799	-40.38%	46	2008
	15.701067	15.543881	-1.00%	46	2007
	15.144158	15.701067	3.68%	1,266	2006
	14.941199	15.144158	1.36%	1,287	2005
	13.558368	14.941199	10.20%	1,302	2004
	10.000000	13.558368	35.58%	168	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.188779	15.960221	21.01%	0	2010
	10.187919	13.188779	29.46%	0	2009
	17.080312	10.187919	-40.35%	0	2008
	16.114937	17.080312	5.99%	25,579	2007
	14.388098	16.114937	12.00%	10,679	2006
	13.669252	14.388098	5.26%	891	2005
	12.250550	13.669252	11.58%	515	2004
	10.000000	12.250550	22.51%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.425615	13.849007	11.46%	20,861	2010
	10.000000	12.425615	24.26%	111	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.187384	10.137186	10.34%	350,060	2010
	7.557697	9.187384	21.56%	150,113	2009
	10.926297	7.557697	-30.83%	65,272	2008
	10.451726	10.926297	4.54%	55,099	2007
	10.000000	10.451726	4.52%	31,564	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.378523	10.835256	4.40%	136,591	2010
	9.395078	10.378523	10.47%	55,917	2009
	10.582931	9.395078	-11.22%	26,905	2008
	10.433824	10.582931	1.43%	12,876	2007
	10.000000	10.433824	4.34%	3,009	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.192912	11.174715	9.63%	14,554	2010
	7.307804	10.192912	39.48%	6,524	2009
	12.090799	7.307804	-39.56%	8,113	2008
	10.734006	12.090799	12.64%	4,248	2007
	10.000000	10.734006	7.34%	1,833	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.494561	9.889514	16.42%	43,770	2010
	6.213995	8.494561	36.70%	23,098	2009
	11.308815	6.213995	-45.05%	29,865	2008
	10.261053	11.308815	10.21%	16,006	2007
	10.000000	10.261053	2.61%	2,766	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	193,870	2010
	5.974146	7.690526	28.73%	77,382	2009
	9.792857	5.974146	-38.99%	26,597	2008
	10.000000	9.792857	-2.07%	10,010	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.730201	16.417942	11.46%	0	2010
	10.242829	14.730201	43.81%	419	2009
	14.440825	10.242829	-29.07%	419	2008
	14.216296	14.440825	1.58%	419	2007
	13.048580	14.216296	8.95%	634	2006
	12.938758	13.048580	0.85%	634	2005
	11.931120	12.938758	8.45%	1,087	2004
	10.000000	11.931120	19.31%	186	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	2,844	2010
	8.181762	11.772757	43.89%	1,210	2009
	11.552447	8.181762	-29.18%	1,733	2008
	11.369143	11.552447	1.61%	1,788	2007
	10.435727	11.369143	8.94%	1,674	2006
	10.000000	10.435727	4.36%	911	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.687700	8.737524	13.66%	1,096	2010
	5.102388	7.687700	50.67%	0	2009
	10.000000	5.102388	-48.98%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.905921	9.622260	21.71%	35,361	2010
	6.114345	7.905921	29.30%	47,919	2009
	10.000000	6.114345	-38.86%	55,121	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	0	2010
	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	228,555	2010
	7.908776	9.334244	18.02%	76,666	2009
	10.000000	7.908776	-20.91%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	430,473	2010
	7.187575	8.790510	22.30%	245,261	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	122,612	2010
	9.057536	10.083319	11.33%	113,121	2009
	10.000000	9.057536	-9.42%	69,267	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	409,214	2010
	7.544912	9.062813	20.12%	161,815	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	43,393	2010
	6.824993	8.509389	24.68%	7,132	2009
	10.000000	6.824993	-31.75%	7,190	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	13,919	2010
	8.288260	9.607347	15.92%	3,024	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.507651	11.051586	5.18%	18,350	2010
	9.823684	10.507651	6.96%	20,131	2009
	10.000000	9.823684	-1.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.273445	12.005371	6.49%	862	2010
	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	33.001367	37.679386	14.18%	0	2010
	20.543325	33.001367	60.64%	0	2009
	49.576391	20.543325	-58.56%	0	2008
	34.668051	49.576391	43.00%	365	2007
	25.818435	34.668051	34.28%	365	2006
	19.806685	25.818435	30.35%	365	2005
	16.696081	19.806685	18.63%	365	2004
	10.000000	16.696081	66.96%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.683842	22.469397	14.15%	8,664	2010
	12.253178	19.683842	60.64%	713	2009
	29.523513	12.253178	-58.50%	603	2008
	20.608665	29.523513	43.26%	1,807	2007
	15.320839	20.608665	34.51%	2,427	2006
	11.739471	15.320839	30.51%	1,900	2005
	10.000000	11.739471	17.39%	843	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.008019	12.393502	3.21%	23,384	2010
	11.871712	12.008019	1.15%	38,691	2009
	11.188756	11.871712	6.10%	45,775	2008
	10.601174	11.188756	5.54%	35,510	2007
	10.414200	10.601174	1.80%	22,354	2006
	10.238215	10.414200	1.72%	11,762	2005
	10.065763	10.238215	1.71%	11,912	2004
	10.000000	10.065763	0.66%	5,899	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.952510	7.738784	11.31%	1,163	2010
	5.452556	6.952510	27.51%	1,068	2009
	10.000000	5.452556	-45.47%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.303543	8.784189	5.79%	0	2010
	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	177	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.362132	17.345471	12.91%	97,631	2010
	12.260523	15.362132	25.30%	101,112	2009
	19.708994	12.260523	-37.79%	101,736	2008
	18.885516	19.708994	4.36%	88,632	2007
	16.405054	18.885516	15.12%	89,478	2006
	15.430298	16.405054	6.32%	93,309	2005
	13.738255	15.430298	12.32%	15,665	2004
	10.000000	13.738255	37.38%	8,799	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	36,257	2010
	10.000000	11.523426	15.23%	3,615	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	76,393	2010
	10.000000	12.082047	20.82%	3,267	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.170590	12.694481	4.30%	44,500	2010
	11.326919	12.170590	7.45%	35,213	2009
	12.236402	11.326919	-7.43%	13,384	2008
	11.789358	12.236402	3.79%	12,250	2007
	11.273492	11.789358	4.58%	15,437	2006
	11.078342	11.273492	1.76%	16,287	2005
	10.747049	11.078342	3.08%	16,957	2004
	10.000000	10.747049	7.47%	6,919	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.875751	15.159363	9.25%	269,656	2010
	11.824394	13.875751	17.35%	258,220	2009
	15.630125	11.824394	-24.35%	261,505	2008
	15.019422	15.630125	4.07%	292,231	2007
	13.692941	15.019422	9.69%	277,081	2006
	13.195663	13.692941	3.77%	223,463	2005
	12.230307	13.195663	7.89%	211,122	2004
	10.000000	12.230307	22.30%	133,870	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.863119	16.519284	11.14%	154,758	2010
	12.130524	14.863119	22.53%	158,167	2009
	17.950280	12.130524	-32.42%	151,693	2008
	17.169154	17.950280	4.55%	144,890	2007
	15.217195	17.169154	12.83%	134,934	2006
	14.427898	15.217195	5.47%	177,893	2005
	13.067345	14.427898	10.41%	131,962	2004
	10.000000	13.067345	30.67%	59,440	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.094807	13.996960	6.89%	68,994	2010
	11.604444	13.094807	12.84%	85,977	2009
	13.867459	11.604444	-16.32%	80,242	2008
	13.300458	13.867459	4.26%	222,891	2007
	12.453507	13.300458	6.80%	224,020	2006
	12.099836	12.453507	2.92%	191,970	2005
	11.463419	12.099836	5.55%	25,416	2004
	10.000000	11.463419	14.63%	8,396	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.435491	21.674104	24.31%	2,917	2010
	12.943537	17.435491	34.70%	3,085	2009
	20.682540	12.943537	-37.42%	1,870	2008
	19.523333	20.682540	5.94%	2,996	2007
	18.036183	19.523333	8.25%	2,907	2006
	16.333804	18.036183	10.42%	3,439	2005
	14.328349	16.333804	14.00%	3,465	2004
	10.000000	14.328349	43.28%	2,916	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.483924	10.326678	-1.50%	128,403	2010
	10.639112	10.483924	-1.46%	84,883	2009
	10.583772	10.639112	0.52%	60,598	2008
	10.254373	10.583772	3.21%	26,054	2007
	9.958934	10.254373	2.97%	47,820	2006
	9.847439	9.958934	1.13%	19,106	2005
	9.916936	9.847439	-0.70%	4,709	2004
	10.000000	9.916936	-0.83%	831	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.253659	13.347795	8.93%	10,188	2010
	10.001778	12.253659	22.51%	2,087	2009
	12.276967	10.001778	-18.53%	1,677	2008
	11.913924	12.276967	3.05%	1,677	2007
	11.536687	11.913924	3.27%	1,911	2006
	11.461997	11.536687	0.65%	2,207	2005
	10.922848	11.461997	4.94%	1,912	2004
	10.000000	10.922848	9.23%	680	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.128145	9.111599	12.10%	28,328	2010
	6.062787	8.128145	34.07%	45,746	2009
	10.000000	6.062787	-39.37%	47,512	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.691447	15.324262	4.31%	0	2010
	11.516747	14.691447	27.57%	0	2009
	21.846587	11.516747	-47.28%	0	2008
	21.596200	21.846587	1.16%	0	2007
	17.911539	21.596200	20.57%	0	2006
	16.266338	17.911539	10.11%	0	2005
	13.761705	16.266338	18.20%	0	2004
	10.000000	13.761705	37.62%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.366189	10.808190	4.26%	13,857	2010
	8.127209	10.366189	27.55%	12,878	2009
	15.408976	8.127209	-47.26%	28,483	2008
	15.233886	15.408976	1.15%	29,223	2007
	12.634324	15.233886	20.58%	19,879	2006
	11.472337	12.634324	10.13%	5,361	2005
	10.000000	11.472337	14.72%	1,789	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.022668	9.116094	13.63%	25,945	2010
	6.296627	8.022668	27.41%	30,988	2009
	10.000000	6.296627	-37.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	4,513	2010
	6.284757	7.887411	25.50%	7,214	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.746878	9.650508	24.57%	32,794	2010
	6.207089	7.746878	24.81%	42,696	2009
	10.000000	6.207089	-37.93%	18,040	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	14,000	2010
	6.689909	8.597378	28.51%	24,570	2009
	10.000000	6.689909	-33.10%	34,887	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.747672	14.476589	23.23%	1,816	2010
	9.377241	11.747672	25.28%	1,764	2009
	17.807128	9.377241	-47.34%	2,410	2008
	16.511159	17.807128	7.85%	2,490	2007
	16.276050	16.511159	1.44%	1,571	2006
	15.336796	16.276050	6.12%	974	2005
	13.758533	15.336796	11.47%	974	2004
	10.000000	13.758533	37.59%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.010167	21.191064	24.58%	514	2010
	13.720947	17.010167	23.97%	564	2009
	20.576528	13.720947	-33.32%	1,269	2008
	22.519622	20.576528	-8.63%	1,528	2007
	19.523677	22.519622	15.35%	1,515	2006
	19.283784	19.523677	1.24%	1,939	2005
	16.733305	19.283784	15.24%	749	2004
	10.000000	16.733305	67.33%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.817669	20.703615	23.11%	8,963	2010
	12.700907	16.817669	32.41%	6,398	2009
	20.917473	12.700907	-39.28%	9,441	2008
	20.842898	20.917473	0.36%	6,637	2007
	18.934269	20.842898	10.08%	5,105	2006
	17.161314	18.934269	10.33%	3,208	2005
	14.667440	17.161314	17.00%	1,701	2004
	10.000000	14.667440	46.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.620735	14.075410	11.53%	19,702	2010
	10.204910	12.620735	23.67%	30,716	2009
	17.744200	10.204910	-42.49%	36,583	2008
	16.697857	17.744200	6.27%	21,230	2007
	14.948217	16.697857	11.70%	9,101	2006
	14.177151	14.948217	5.44%	0	2005
	13.140251	14.177151	7.89%	0	2004
	10.000000	13.140251	31.40%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.169085	9.167515	27.88%	11,569	2010
	5.576620	7.169085	28.56%	848	2009
	10.000000	5.576620	-44.23%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	5,558	2010
	9.843634	10.385334	5.50%	5,177	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.282433	14.553639	9.57%	264	2010
	10.000000	13.282433	32.82%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.907173	13.796473	6.89%	28,988	2010
	10.000000	12.907173	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	26,314	2010
	10.000000	12.903630	29.04%	35,271	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.733204	15.616731	13.72%	10,049	2010
	10.869643	13.733204	26.34%	9,462	2009
	17.577757	10.869643	-38.16%	15,478	2008
	18.324603	17.577757	-4.08%	22,575	2007
	16.098052	18.324603	13.83%	17,234	2006
	15.721293	16.098052	2.40%	15,826	2005
	13.631643	15.721293	15.33%	8,321	2004
	10.000000	13.631643	36.32%	749	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.618246	14.376508	13.93%	17,433	2010
	9.190974	12.618246	37.29%	18,977	2009
	15.642402	9.190974	-41.24%	23,989	2008
	14.974661	15.642402	4.46%	26,880	2007
	12.949029	14.974661	15.64%	18,226	2006
	11.526477	12.949029	12.34%	19,779	2005
	10.000000	11.526477	15.26%	14,341	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.407591	22.118606	13.97%	1,650	2010
	14.138865	19.407591	37.26%	1,722	2009
	24.056933	14.138865	-41.23%	1,722	2008
	23.025091	24.056933	4.48%	2,127	2007
	19.916503	23.025091	15.61%	2,127	2006
	17.726536	19.916503	12.35%	2,128	2005
	15.138497	17.726536	17.10%	2,128	2004
	10.000000	15.138497	51.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.503456	2.817807	12.56%	30,111	2010
	2.010477	2.503456	24.52%	3,260	2009
	9.551892	2.010477	-78.95%	2,967	2008
	10.000000	9.551892	-4.48%	265	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.596868	4.054579	12.73%	1,684	2010
	2.899270	3.596868	24.06%	204	2009
	13.737757	2.899270	-78.90%	205	2008
	14.013823	13.737757	-1.97%	1,226	2007
	13.024940	14.013823	7.59%	1,413	2006
	12.962824	13.024940	0.48%	1,571	2005
	12.103355	12.962824	7.10%	39	2004
	10.000000	12.103355	21.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.977665	14.806138	14.09%	21,472	2010
	10.293674	12.977665	26.07%	32,458	2009
	17.027853	10.293674	-39.55%	36,190	2008
	16.599446	17.027853	2.58%	26,968	2007
	14.684344	16.599446	13.04%	19,764	2006
	14.097983	14.684344	4.16%	10,841	2005
	13.113389	14.097983	7.51%	9,009	2004
	10.000000	13.113389	31.13%	3,760	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.316587	20.989731	21.21%	731	2010
	12.843339	17.316587	34.83%	0	2009
	21.032409	12.843339	-38.94%	9,529	2008
	21.655942	21.032409	-2.88%	4,438	2007
	19.174248	21.655942	12.94%	1,878	2006
	17.741782	19.174248	8.07%	106	2005
	15.113211	17.741782	17.39%	10	2004
	10.000000	15.113211	51.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.856139	11.695500	7.73%	0	2010
	10.000000	10.856139	8.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.935503	11.330057	3.61%	16,306	2010
	10.000000	10.935503	9.36%	14,122	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.383923	12.825504	12.66%	264	2010
	8.903096	11.383923	27.86%	2,118	2009
	14.744659	8.903096	-39.62%	2,236	2008
	15.932624	14.744659	-7.46%	2,937	2007
	13.954292	15.932624	14.18%	3,981	2006
	13.462337	13.954292	3.65%	4,241	2005
	12.300530	13.462337	9.45%	3,073	2004
	10.000000	12.300530	23.01%	2,597	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.585568	15.807365	8.38%	339	2010
	11.880985	14.585568	22.76%	397	2009
	21.521013	11.880985	-44.79%	842	2008
	20.163472	21.521013	6.73%	843	2007
	16.027022	20.163472	25.81%	843	2006
	14.501533	16.027022	10.52%	843	2005
	12.670326	14.501533	14.45%	844	2004
	10.000000	12.670326	26.70%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.660698	16.254532	18.99%	632	2010
	8.461847	13.660698	61.44%	940	2009
	13.643309	8.461847	-37.98%	1,010	2008
	13.127530	13.643309	3.93%	2,224	2007
	12.639856	13.127530	3.86%	2,465	2006
	12.140643	12.639856	4.11%	2,965	2005
	11.734923	12.140643	3.46%	2,173	2004
	10.000000	11.734923	17.35%	1,705	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.530386	5.30%	9,154	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.662845	11.223266	5.26%	908	2010
	9.896836	10.662845	7.74%	942	2009
	11.220751	9.896836	-11.80%	20,373	2008
	10.827538	11.220751	3.63%	20,464	2007
	10.614013	10.827538	2.01%	9,921	2006
	10.367358	10.614013	2.38%	686	2005
	10.113318	10.367358	2.51%	558	2004
	10.000000	10.113318	1.13%	19	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.502313	20.000240	8.10%	1,658	2010
	14.436666	18.502313	28.16%	1,658	2009
	17.238977	14.436666	-16.26%	1,658	2008
	16.450955	17.238977	4.79%	1,658	2007
	15.072436	16.450955	9.15%	1,658	2006
	13.645353	15.072436	10.46%	1,658	2005
	12.584719	13.645353	8.43%	1,658	2004
	10.000000	12.584719	25.85%	669	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.797698	17.98%	10,148	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.252256	13.558376	10.66%	0	2010
	9.789620	12.252256	25.16%	0	2009
	15.996172	9.789620	-38.80%	5,210	2008
	14.771055	15.996172	8.29%	5,822	2007
	13.190731	14.771055	11.98%	5,823	2006
	12.313992	13.190731	7.12%	6,033	2005
	11.399623	12.313992	8.02%	6,034	2004
	10.000000	11.399623	14.00%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.812321	10.949710	11.59%	0	2010
	8.628260	9.812321	13.72%	0	2009
	12.357648	8.628260	-30.18%	0	2008
	11.661103	12.357648	5.97%	0	2007
	10.556655	11.661103	10.46%	0	2006
	10.207880	10.556655	3.42%	0	2005
	10.000000	10.207880	2.08%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.602258	26.02%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.117389	16.380022	24.87%	2,413	2010
	8.724323	13.117389	50.35%	366	2009
	15.121089	8.724323	-42.30%	0	2008
	13.489596	15.121089	12.09%	0	2007
	11.156093	13.489596	20.92%	0	2006
	10.660033	11.156093	4.65%	0	2005
	10.000000	10.660033	6.60%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.997430	12.649355	5.43%	0	2010
	10.875668	11.997430	10.31%	0	2009
	10.783485	10.875668	0.85%	0	2008
	10.310262	10.783485	4.59%	0	2007
	10.082063	10.310262	2.26%	0	2006
	10.044586	10.082063	0.37%	0	2005
	10.000000	10.044586	0.45%	0	2004*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.676384	14.077320	11.05%	1,240	2010
	10.698858	12.676384	18.48%	1,383	2009
	18.324774	10.698858	-41.62%	6,079	2008
	17.752066	18.324774	3.23%	8,995	2007
	15.412996	17.752066	15.18%	10,999	2006
	14.967070	15.412996	2.98%	11,776	2005
	13.668790	14.967070	9.50%	12,252	2004
	10.000000	13.668790	36.69%	4,131	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.151577	22.622118	24.63%	0	2010
	12.924190	18.151577	40.45%	0	2009
	20.431924	12.924190	-36.75%	0	2008
	20.443104	20.431924	-0.05%	486	2007
	18.181920	20.443104	12.44%	529	2006
	17.318860	18.181920	4.98%	998	2005
	14.773508	17.318860	17.23%	1,711	2004
	10.000000	14.773508	47.74%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.274076	12.702456	3.49%	7,881	2010
	11.311836	12.274076	8.51%	9,155	2009
	11.675414	11.311836	-3.11%	4,960	2008
	10.831848	11.675414	7.79%	7,278	2007
	10.830006	10.831848	0.02%	16,068	2006
	10.830792	10.830006	-0.01%	19,074	2005
	10.397160	10.830792	4.17%	12,451	2004
	10.000000	10.397160	3.97%	5,455	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.881446	14.439706	12.10%	10,599	2010
	11.109645	12.881446	15.95%	9,378	2009
	17.289181	11.109645	-35.74%	9,862	2008
	17.639354	17.289181	-1.99%	10,915	2007
	15.337483	17.639354	15.01%	10,902	2006
	14.904956	15.337483	2.90%	11,429	2005
	13.448505	14.904956	10.83%	11,722	2004
	10.000000	13.448505	34.49%	6,003	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.083621	14.153980	17.13%	105	2010
	9.455818	12.083621	27.79%	106	2009
	12.723210	9.455818	-25.68%	4,387	2008
	13.245918	12.723210	-3.95%	5,655	2007
	11.190493	13.245918	18.37%	8,980	2006
	10.000000	11.190493	11.90%	1,792	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.051594	13.023023	8.06%	8,668	2010
	10.000000	12.051594	20.52%	9,769	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.996631	21.055151	23.88%	2,945	2010
	13.808480	16.996631	23.09%	684	2009
	20.302551	13.808480	-31.99%	699	2008
	20.759940	20.302551	-2.20%	940	2007
	18.429940	20.759940	12.64%	819	2006
	17.456555	18.429940	5.58%	1,178	2005
	14.547569	17.456555	20.00%	1,950	2004
	10.000000	14.547569	45.48%	1,575	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.325154	15.025800	12.76%	21,283	2010
	10.738206	13.325154	24.09%	21,146	2009
	17.402119	10.738206	-38.29%	32,726	2008
	16.837179	17.402119	3.36%	37,371	2007
	14.844276	16.837179	13.43%	42,740	2006
	14.437205	14.844276	2.82%	33,064	2005
	13.288744	14.437205	8.64%	70,221	2004
	10.000000	13.288744	32.89%	8,445	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.414718	15.193860	13.26%	1,637	2010
	11.147858	13.414718	20.33%	0	2009
	16.112569	11.147858	-30.81%	0	2008
	15.318047	16.112569	5.19%	0	2007
	13.388549	15.318047	14.41%	0	2006
	13.060934	13.388549	2.51%	0	2005
	12.659360	13.060934	3.17%	0	2004
	10.000000	12.659360	26.59%	23	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.563674	13.605022	28.79%	0	2010
	8.531866	10.563674	23.81%	0	2009
	13.926800	8.531866	-38.74%	0	2008
	15.946000	13.926800	-12.66%	0	2007
	15.645527	15.946000	1.92%	0	2006
	15.054647	15.645527	3.92%	0	2005
	13.770609	15.054647	9.32%	0	2004
	10.000000	13.770609	37.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.988780	14.450971	11.26%	17,919	2010
	11.648071	12.988780	11.51%	6,275	2009
	16.822451	11.648071	-30.76%	6,608	2008
	15.586008	16.822451	7.93%	7,029	2007
	13.672848	15.586008	13.99%	7,560	2006
	13.655998	13.672848	0.12%	13,065	2005
	12.950240	13.655998	5.45%	13,608	2004
	10.000000	12.950240	29.50%	11,080	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.808077	12.587881	6.60%	21,833	2010
	9.981989	11.808077	18.29%	27,265	2009
	10.967524	9.981989	-8.99%	5,128	2008
	10.596449	10.967524	3.50%	7,635	2007
	10.356857	10.596449	2.31%	7,718	2006
	10.416653	10.356857	-0.57%	12,420	2005
	10.240682	10.416653	1.72%	14,381	2004
	10.000000	10.240682	2.41%	5,596	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.061456	12.256335	10.80%	0	2010
	9.064247	11.061456	22.03%	0	2009
	12.303731	9.064247	-26.33%	0	2008
	11.527587	12.303731	6.73%	0	2007
	10.684933	11.527587	7.89%	0	2006
	10.000000	10.684933	6.85%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.956123	12.331976	12.56%	7,572	2010
	8.657156	10.956123	26.56%	7,572	2009
	13.085837	8.657156	-33.84%	7,572	2008
	12.088109	13.085837	8.25%	0	2007
	10.991345	12.088109	9.98%	0	2006
	10.000000	10.991345	9.91%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.702903	12.211508	14.10%	0	2010
	8.287473	10.702903	29.15%	0	2009
	13.615422	8.287473	-39.13%	0	2008
	12.451308	13.615422	9.35%	0	2007
	11.199314	12.451308	11.18%	0	2006
	10.000000	11.199314	11.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.358399	16.844048	17.31%	5,128	2010
	9.882871	14.358399	45.29%	10,882	2009
	22.017380	9.882871	-55.11%	4,815	2008
	15.356683	22.017380	43.37%	3,320	2007
	13.375380	15.356683	14.81%	2,118	2006
	10.000000	13.375380	33.75%	1,633	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.215817	14.952013	13.14%	23,398	2010
	10.335319	13.215817	27.87%	11,220	2009
	18.357799	10.335319	-43.70%	15,603	2008
	18.414103	18.357799	-0.31%	34,458	2007
	15.595190	18.414103	18.08%	31,687	2006
	15.004214	15.595190	3.94%	32,285	2005
	13.701281	15.004214	9.51%	31,136	2004
	10.000000	13.701281	37.01%	11,579	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.481090	15.219885	21.94%	7,854	2010
	9.907071	12.481090	25.98%	974	2009
	19.098667	9.907071	-48.13%	975	2008
	15.317352	19.098667	24.69%	989	2007
	14.598405	15.317352	4.92%	2,053	2006
	14.054233	14.598405	3.87%	3,001	2005
	13.843267	14.054233	1.52%	3,485	2004
	10.000000	13.843267	38.43%	1,325	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	12.028607	12.736022	5.88%	6,691	2010
	10.581133	12.028607	13.68%	7,432	2009
	11.133097	10.581133	-4.96%	4,039	2008
	10.865552	11.133097	2.46%	8,401	2007
	10.597769	10.865552	2.53%	9,858	2006
	10.563999	10.597769	0.32%	18,670	2005
	10.298811	10.563999	2.57%	20,307	2004
	10.000000	10.298811	2.99%	10,015	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.003506	26.586313	26.58%	35,945	2010
	15.265689	21.003506	37.59%	29,308	2009
	25.675775	15.265689	-40.54%	23,099	2008
	22.613645	25.675775	13.54%	30,344	2007
	20.434234	22.613645	10.67%	27,697	2006
	17.586538	20.434234	16.19%	28,475	2005
	14.330025	17.586538	22.73%	23,943	2004
	10.000000	14.330025	43.30%	7,041	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.670650	19.628877	11.08%	1,450	2010
	14.220278	17.670650	24.26%	1,637	2009
	25.775483	14.220278	-44.83%	1,637	2008
	22.368891	25.775483	15.23%	1,638	2007
	19.291470	22.368891	15.95%	2,846	2006
	16.495894	19.291470	16.95%	2,859	2005
	14.786862	16.495894	11.56%	2,859	2004
	10.000000	14.786862	47.87%	1,507	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.804647	13.112401	11.08%	2,023	2010
	9.501199	11.804647	24.24%	1,643	2009
	17.217332	9.501199	-44.82%	1,643	2008
	14.940911	17.217332	15.24%	3,488	2007
	12.880975	14.940911	15.99%	1,876	2006
	11.018158	12.880975	16.91%	1,438	2005
	10.000000	11.018158	10.18%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.534477	20.565803	24.38%	1,693	2010
	10.686945	16.534477	54.72%	1,458	2009
	22.284385	10.686945	-52.04%	1,458	2008
	21.468976	22.284385	3.80%	1,458	2007
	18.796976	21.468976	14.22%	1,321	2006
	18.639733	18.796976	0.84%	4,070	2005
	16.631467	18.639733	12.08%	4,693	2004
	10.000000	16.631467	66.31%	3,117	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.482089	11.627489	10.93%	49,902	2010
	7.852078	10.482089	33.49%	47,225	2009
	11.338348	7.852078	-30.75%	8,447	2008
	11.100789	11.338348	2.14%	7,690	2007
	10.000000	11.100789	11.01%	4,051	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.423611	15.943958	18.78%	15,893	2010
	11.619602	13.423611	15.53%	15,543	2009
	16.190329	11.619602	-28.23%	20,286	2008
	16.900889	16.190329	-4.20%	26,442	2007
	14.656581	16.900889	15.31%	30,210	2006
	14.393506	14.656581	1.83%	32,933	2005
	13.171406	14.393506	9.28%	33,365	2004
	10.000000	13.171406	31.71%	13,377	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.430098	22.003150	26.24%	8,894	2010
	13.707856	17.430098	27.15%	9,345	2009
	20.787438	13.707856	-34.06%	9,557	2008
	21.631374	20.787438	-3.90%	13,287	2007
	18.781634	21.631374	15.17%	13,218	2006
	17.538843	18.781634	7.09%	13,108	2005
	14.396268	17.538843	21.83%	11,572	2004
	10.000000	14.396268	43.96%	2,192	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.446738	9.168592	8.55%	4,793	2010
	6.587021	8.446738	28.23%	5,443	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.043260	18.561032	15.69%	141	2010
	9.439464	16.043260	69.96%	141	2009
	20.259418	9.439464	-53.41%	141	2008
	15.991030	20.259418	26.69%	1,478	2007
	12.672560	15.991030	26.19%	4,288	2006
	10.000000	12.672560	26.73%	3,655	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.739899	20.000636	6.73%	7,776	2010
	13.889792	18.739899	34.92%	7,036	2009
	23.663871	13.889792	-41.30%	7,343	2008
	20.820180	23.663871	13.66%	8,299	2007
	17.412784	20.820180	19.57%	8,311	2006
	16.053650	17.412784	8.47%	13,312	2005
	13.757275	16.053650	16.69%	13,792	2004
	10.000000	13.757275	37.57%	9,074	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.438818	14.342936	6.73%	4,055	2010
	9.949452	13.438818	35.07%	4,193	2009
	16.954786	9.949452	-41.32%	4,956	2008
	14.918765	16.954786	13.65%	7,814	2007
	12.475534	14.918765	19.58%	8,061	2006
	11.505560	12.475534	8.43%	8,969	2005
	10.000000	11.505560	15.06%	4,257	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.508909	16.338089	12.61%	31,054	2010
	12.417013	14.508909	16.85%	17,573	2009
	11.875430	12.417013	4.56%	10,060	2008
	10.864726	11.875430	9.30%	4,786	2007
	9.779318	10.864726	11.10%	322	2006
	10.000000	9.779318	-2.21%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.309449	3.09%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.284264	12.84%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.514531	13.059903	13.42%	98	2010
	9.688525	11.514531	18.85%	674	2009
	17.153018	9.688525	-43.52%	675	2008
	15.594825	17.153018	9.99%	1,501	2007
	14.934929	15.594825	4.42%	1,803	2006
	13.970911	14.934929	6.90%	2,026	2005
	13.345701	13.970911	4.68%	2,331	2004
	10.000000	13.345701	33.46%	1,888	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.431303	17.998639	16.64%	475	2010
	11.038967	15.431303	39.79%	587	2009
	21.208266	11.038967	-47.95%	587	2008
	19.488316	21.208266	8.83%	382	2007
	17.026419	19.488316	14.46%	480	2006
	15.827142	17.026419	7.58%	553	2005
	13.946733	15.827142	13.48%	652	2004
	10.000000	13.946733	39.47%	652	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.841463	12.669400	6.99%	2,033	2010
	10.000000	11.841463	18.41%	2,033	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.706334	16.718524	6.44%	12,191	2010
	12.703647	15.706334	23.64%	4,550	2009
	15.372591	12.703647	-17.36%	2,629	2008
	14.159291	15.372591	8.57%	3,207	2007
	13.025049	14.159291	8.71%	2,910	2006
	12.288153	13.025049	6.00%	2,910	2005
	11.525739	12.288153	6.61%	2,910	2004
	10.000000	11.525739	15.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.262625	19.144682	4.83%	11,545	2010
	12.704206	18.262625	43.75%	19,002	2009
	23.172237	12.704206	-45.17%	5,029	2008
	17.227590	23.172237	34.51%	2,834	2007
	16.036194	17.227590	7.43%	6,425	2006
	14.470859	16.036194	10.82%	6,325	2005
	12.459834	14.470859	16.14%	2,909	2004
	10.000000	12.459834	24.60%	3,454	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.236048	12.36%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.337134	27.495710	23.09%	20,440	2010
	12.670116	22.337134	76.30%	16,732	2009
	26.930569	12.670116	-52.95%	4,981	2008
	21.360209	26.930569	26.08%	14,395	2007
	14.789354	21.360209	44.43%	14,173	2006
	11.378339	14.789354	29.98%	4,606	2005
	10.000000	11.378339	13.78%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.954500	40.560931	23.08%	328	2010
	18.692597	32.954500	76.30%	328	2009
	39.747268	18.692597	-52.97%	328	2008
	31.539310	39.747268	26.02%	329	2007
	21.847110	31.539310	44.36%	329	2006
	16.818162	21.847110	29.90%	329	2005
	14.393258	16.818162	16.85%	329	2004
	10.000000	14.393258	43.93%	52	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.627874	15.047130	10.41%	8,369	2010
	9.951723	13.627874	36.94%	1,632	2009
	16.040411	9.951723	-37.96%	2,590	2008
	14.676279	16.040411	9.29%	3,519	2007
	13.891974	14.676279	5.65%	7,285	2006
	13.537857	13.891974	2.62%	8,332	2005
	12.617314	13.537857	7.30%	8,034	2004
	10.000000	12.617314	26.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.579184	17.058201	9.49%	9,577	2010
	12.923075	15.579184	20.55%	9,259	2009
	19.517313	12.923075	-33.79%	11,494	2008
	18.426967	19.517313	5.92%	14,320	2007
	15.531401	18.426967	18.64%	14,053	2006
	14.817018	15.531401	4.82%	16,043	2005
	13.107080	14.817018	13.05%	16,336	2004
	10.000000	13.107080	31.07%	10,778	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.861023	11.821089	8.84%	415	2010
	8.781923	10.861023	23.67%	418	2009
	12.577223	8.781923	-31.45%	5,058	2008
	11.952712	12.577223	5.22%	19,226	2007
	10.994720	11.952712	8.71%	19,319	2006
	10.738212	10.994720	2.39%	19,938	2005
	10.000000	10.738212	7.38%	17,119	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.028731	12.047070	20.13%	0	2010
	7.573069	10.028731	32.43%	0	2009
	14.361748	7.573069	-47.27%	0	2008
	14.134937	14.361748	1.60%	0	2007
	11.629323	14.134937	21.55%	2,639	2006
	10.000000	11.629323	16.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.028678	10.395049	3.65%	12,287	2010
	8.988635	10.028678	11.57%	4,762	2009
	10.546431	8.988635	-14.77%	5,590	2008
	10.225466	10.546431	3.14%	6,392	2007
	9.967204	10.225466	2.59%	6,372	2006
	9.979655	9.967204	-0.12%	13,197	2005
	10.058406	9.979655	-0.78%	16,730	2004
	10.000000	10.058406	0.58%	10,156	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.165673	13.148535	17.76%	140	2010
	9.239180	11.165673	20.85%	140	2009
	15.505443	9.239180	-40.41%	298	2008
	15.670243	15.505443	-1.05%	333	2007
	15.122090	15.670243	3.62%	354	2006
	14.926968	15.122090	1.31%	379	2005
	13.552337	14.926968	10.14%	403	2004
	10.000000	13.552337	35.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.144222	15.898247	20.95%	454	2010
	10.158653	13.144222	29.39%	113	2009
	17.039924	10.158653	-40.38%	113	2008
	16.085034	17.039924	5.94%	114	2007
	14.368666	16.085034	11.95%	114	2006
	13.657697	14.368666	5.21%	143	2005
	12.246405	13.657697	11.52%	143	2004
	10.000000	12.246405	22.46%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.421404	13.837289	11.40%	4,584	2010
	10.000000	12.421404	24.21%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.170310	10.113208	10.28%	40,450	2010
	7.547477	9.170310	21.50%	38,521	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359202	10.809588	4.35%	6,584	2010
	9.382348	10.359202	10.41%	5,308	2009
	10.573953	9.382348	-11.27%	2,788	2008
	10.430304	10.573953	1.38%	4,231	2007
	10.000000	10.430304	4.30%	8,461	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.173918	11.148227	9.58%	11,797	2010
	7.297903	10.173918	39.41%	12,013	2009
	12.080556	7.297903	-39.59%	929	2008
	10.730389	12.080556	12.58%	6,903	2007
	10.000000	10.730389	7.30%	4,022	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.478706	9.866054	16.36%	4,444	2010
	6.205551	8.478706	36.63%	5,684	2009
	11.299224	6.205551	-45.08%	3,965	2008
	10.257600	11.299224	10.15%	2,678	2007
	10.000000	10.257600	2.58%	2,812	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	2,423	2010
	5.969082	7.680104	28.66%	0	2009
	9.789543	5.969082	-39.03%	49	2008
	10.000000	9.789543	-2.10%	14,108	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.678887	16.352449	11.40%	5,176	2010
	10.212317	14.678887	43.74%	1,723	2009
	14.405124	10.212317	-29.11%	1,724	2008
	14.188404	14.405124	1.53%	3,293	2007
	13.029576	14.188404	8.89%	6,442	2006
	12.926446	13.029576	0.80%	8,856	2005
	11.925811	12.926446	8.39%	12,316	2004
	10.000000	11.925811	19.26%	7,770	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	4,667	2010
	8.166545	11.744906	43.82%	3,934	2009
	11.536825	8.166545	-29.21%	3,603	2008
	11.359568	11.536825	1.56%	994	2007
	10.432214	11.359568	8.89%	740	2006
	10.000000	10.432214	4.32%	871	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.681195	8.725708	13.60%	0	2010
	5.100655	7.681195	50.59%	0	2009
	10.000000	5.100655	-48.99%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.899216	9.609219	21.65%	0	2010
	6.112260	7.899216	29.24%	0	2009
	10.000000	6.112260	-38.88%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	0	2010
	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	0	2010
	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	0	2010
	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	0	2010
	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	0	2010
	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	0	2010
	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	0	2010
	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.498770	11.036643	5.12%	0	2010
	9.820358	10.498770	6.91%	0	2009
	10.000000	9.820358	-1.80%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.263937	11.989176	6.44%	17,471	2010
	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.886343	37.529025	14.12%	48	2010
	20.482111	32.886343	60.56%	48	2009
	49.453885	20.482111	-58.58%	48	2008
	34.600030	49.453885	42.93%	48	2007
	25.780818	34.600030	34.21%	48	2006
	19.787836	25.780818	30.29%	48	2005
	16.688663	19.787836	18.57%	48	2004
	10.000000	16.688663	66.89%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.627314	22.393517	14.09%	119	2010
	12.224203	19.627314	60.56%	341	2009
	29.468725	12.224203	-58.52%	349	2008
	20.580914	29.468725	43.18%	1,706	2007
	15.307966	20.580914	34.45%	1,489	2006
	11.735542	15.307966	30.44%	1,317	2005
	10.000000	11.735542	17.36%	2,066	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.966145	12.344017	3.16%	4,785	2010
	11.836328	11.966145	1.10%	3,736	2009
	11.161070	11.836328	6.05%	3,499	2008
	10.580339	11.161070	5.49%	5,219	2007
	10.398996	10.580339	1.74%	7,016	2006
	10.228457	10.398996	1.67%	8,929	2005
	10.061282	10.228457	1.66%	9,087	2004
	10.000000	10.061282	0.61%	8,764	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.946617	7.728306	11.25%	0	2010
	5.450702	6.946617	27.44%	0	2009
	10.000000	5.450702	-45.49%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.288047	8.763360	5.73%	1,607	2010
	6.545828	8.288047	26.62%	2,492	2009
	11.683575	6.545828	-43.97%	3,042	2008
	10.849859	11.683575	7.68%	1,308	2007
	10.000000	10.849859	8.50%	545	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.308593	17.276245	12.85%	4,326	2010
	12.223996	15.308593	25.23%	4,857	2009
	19.660277	12.223996	-37.82%	4,149	2008
	18.848451	19.660277	4.31%	6,085	2007
	16.381141	18.848451	15.06%	5,174	2006
	15.415605	16.381141	6.26%	5,108	2005
	13.732149	15.415605	12.26%	4,856	2004
	10.000000	13.732149	37.32%	3,920	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	0	2010
	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	0	2010
	10.000000	12.077950	20.78%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.128135	12.643772	4.25%	61,627	2010
	11.293147	12.128135	7.39%	12,894	2009
	12.206118	11.293147	-7.48%	19,047	2008
	11.766188	12.206118	3.74%	18,847	2007
	11.257041	11.766188	4.52%	23,696	2006
	11.067784	11.257041	1.71%	25,275	2005
	10.742263	11.067784	3.03%	35,896	2004
	10.000000	10.742263	7.42%	7,787	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.827378	15.098842	9.20%	120,701	2010
	11.789156	13.827378	17.29%	123,171	2009
	15.591477	11.789156	-24.39%	271,272	2008
	14.989934	15.591477	4.01%	239,539	2007
	13.672978	14.989934	9.63%	251,259	2006
	13.183096	13.672978	3.72%	259,167	2005
	12.224868	13.183096	7.84%	367,932	2004
	10.000000	12.224868	22.25%	172,055	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.811308	16.453346	11.09%	51,309	2010
	12.094384	14.811308	22.46%	44,386	2009
	17.905925	12.094384	-32.46%	47,860	2008
	17.135465	17.905925	4.50%	52,315	2007
	15.195027	17.135465	12.77%	61,278	2006
	14.414176	15.195027	5.42%	84,922	2005
	13.061546	14.414176	10.36%	70,864	2004
	10.000000	13.061546	30.62%	21,692	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.049164	13.941083	6.84%	40,242	2010
	11.569866	13.049164	12.79%	39,856	2009
	13.833173	11.569866	-16.36%	61,589	2008
	13.274345	13.833173	4.21%	50,227	2007
	12.435360	13.274345	6.75%	52,394	2006
	12.088323	12.435360	2.87%	71,808	2005
	11.458318	12.088323	5.50%	73,796	2004
	10.000000	11.458318	14.58%	14,849	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.374715	21.587606	24.25%	4,388	2010
	12.904966	17.374715	34.64%	5,150	2009
	20.631395	12.904966	-37.45%	5,370	2008
	19.485008	20.631395	5.88%	6,552	2007
	18.009893	19.485008	8.19%	14,164	2006
	16.318252	18.009893	10.37%	22,352	2005
	14.321973	16.318252	13.94%	19,002	2004
	10.000000	14.321973	43.22%	5,668	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.447183	10.285273	-1.55%	83,394	2010
	10.607212	10.447183	-1.51%	43,452	2009
	10.557396	10.607212	0.47%	54,587	2008
	10.234040	10.557396	3.16%	34,863	2007
	9.944219	10.234040	2.91%	17,316	2006
	9.837869	9.944219	1.08%	57,457	2005
	9.912328	9.837869	-0.75%	3,433	2004
	10.000000	9.912328	-0.88%	8,317	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.210949	13.294533	8.87%	6,761	2010
	9.971975	12.210949	22.45%	7,095	2009
	12.246596	9.971975	-18.57%	7,832	2008
	11.890527	12.246596	2.99%	19,595	2007
	11.519862	11.890527	3.22%	9,436	2006
	11.451083	11.519862	0.60%	13,620	2005
	10.917987	11.451083	4.88%	9,403	2004
	10.000000	10.917987	9.18%	6,925	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.121240	9.099245	12.04%	1,943	2010
	6.060724	8.121240	34.00%	1,943	2009
	10.000000	6.060724	-39.39%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.641768	15.264684	4.25%	0	2010
	11.483641	14.641768	27.50%	0	2009
	21.794871	11.483641	-47.31%	0	2008
	21.556091	21.794871	1.11%	0	2007
	17.887326	21.556091	20.51%	0	2006
	16.252579	17.887326	10.06%	0	2005
	13.757041	16.252579	18.14%	0	2004
	10.000000	13.757041	37.57%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.336403	10.771659	4.21%	147	2010
	8.107963	10.336403	27.48%	147	2009
	15.380343	8.107963	-47.28%	3,621	2008
	15.213340	15.380343	1.10%	19,041	2007
	12.623671	15.213340	20.51%	20,640	2006
	11.468479	12.623671	10.07%	7,841	2005
	10.000000	11.468479	14.68%	4,654	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.015864	9.103739	13.57%	5,931	2010
	6.294480	8.015864	27.35%	1,496	2009
	10.000000	6.294480	-37.06%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	4,311	2010
	6.282625	7.880723	25.44%	4,464	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.740305	9.637421	24.51%	3,173	2010
	6.204977	7.740305	24.74%	2,843	2009
	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	185	2010
	6.687632	8.590080	28.45%	185	2009
	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.706741	14.418846	23.17%	812	2010
	9.349301	11.706741	25.22%	921	2009
	17.763114	9.349301	-47.37%	1,083	2008
	16.478755	17.763114	7.79%	1,458	2007
	16.252330	16.478755	1.39%	1,635	2006
	15.322194	16.252330	6.07%	1,717	2005
	13.752422	15.322194	11.41%	1,284	2004
	10.000000	13.752422	37.52%	1,135	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.950847	21.106459	24.52%	1,196	2010
	13.680046	16.950847	23.91%	1,135	2009
	20.525640	13.680046	-33.35%	1,135	2008
	22.475409	20.525640	-8.68%	1,933	2007
	19.495218	22.475409	15.29%	2,460	2006
	19.265423	19.495218	1.19%	2,380	2005
	16.725873	19.265423	15.18%	2,620	2004
	10.000000	16.725873	67.26%	1,472	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.759011	20.620935	23.04%	2,653	2010
	12.663030	16.759011	32.35%	2,940	2009
	20.865728	12.663030	-39.31%	5,305	2008
	20.801965	20.865728	0.31%	4,887	2007
	18.906663	20.801965	10.02%	14,637	2006
	17.144967	18.906663	10.28%	11,786	2005
	14.660913	17.144967	16.94%	7,220	2004
	10.000000	14.660913	46.61%	694	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.576728	14.019214	11.47%	564	2010
	10.174487	12.576728	23.61%	564	2009
	17.700324	10.174487	-42.52%	0	2008
	16.665074	17.700324	6.21%	0	2007
	14.926434	16.665074	11.65%	0	2006
	14.163661	14.926434	5.39%	0	2005
	13.134414	14.163661	7.84%	0	2004
	10.000000	13.134414	31.34%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.162981	9.155055	27.81%	8,701	2010
	5.574716	7.162981	28.49%	5,607	2009
	10.000000	5.574716	-44.25%	23	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	417	2010
	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.277938	14.541335	9.52%	0	2010
	10.000000	13.277938	32.78%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.902816	13.784817	6.84%	50,507	2010
	10.000000	12.902816	29.03%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	0	2010
	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.685339	15.554410	13.66%	6,962	2010
	10.837264	13.685339	26.28%	6,850	2009
	17.534316	10.837264	-38.19%	6,766	2008
	18.288651	17.534316	-4.12%	8,983	2007
	16.074599	18.288651	13.77%	22,043	2006
	15.706338	16.074599	2.34%	23,759	2005
	13.625586	15.706338	15.27%	17,056	2004
	10.000000	13.625586	36.26%	2,423	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.582011	14.327947	13.88%	3,028	2010
	9.169235	12.582011	37.22%	3,230	2009
	15.613350	9.169235	-41.27%	3,568	2008
	14.954489	15.613350	4.41%	5,702	2007
	12.938136	14.954489	15.58%	7,106	2006
	11.522606	12.938136	12.28%	8,009	2005
	10.000000	11.522606	15.23%	6,170	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.339947	22.030330	13.91%	384	2010
	14.096740	19.339947	37.19%	397	2009
	23.997472	14.096740	-41.26%	788	2008
	22.979914	23.997472	4.43%	899	2007
	19.887489	22.979914	15.55%	997	2006
	17.709664	19.887489	12.30%	4,333	2005
	15.131768	17.709664	17.04%	5,082	2004
	10.000000	15.131768	51.32%	4,021	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.500051	2.812546	12.50%	13,504	2010
	2.008768	2.500051	24.46%	14,766	2009
	9.548648	2.008768	-78.96%	13,513	2008
	10.000000	9.548648	-4.51%	4,920	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.584328	4.038389	12.67%	5,481	2010
	2.890627	3.584328	24.00%	5,413	2009
	13.703811	2.890627	-78.91%	6,140	2008
	13.986332	13.703811	-2.02%	7,849	2007
	13.005963	13.986332	7.54%	18,924	2006
	12.950484	13.005963	0.43%	27,797	2005
	12.097975	12.950484	7.05%	29,637	2004
	10.000000	12.097975	20.98%	21,095	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.932424	14.747056	14.03%	10,271	2010
	10.263008	12.932424	26.01%	6,863	2009
	16.985768	10.263008	-39.58%	7,956	2008
	16.566871	16.985768	2.53%	10,583	2007
	14.662948	16.566871	12.98%	11,147	2006
	14.084571	14.662948	4.11%	13,132	2005
	13.107555	14.084571	7.45%	13,364	2004
	10.000000	13.107555	31.08%	4,964	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.256239	20.905984	21.15%	7,683	2010
	12.805087	17.256239	34.76%	7,668	2009
	20.980438	12.805087	-38.97%	7,695	2008
	21.613466	20.980438	-2.93%	8,146	2007
	19.146339	21.613466	12.89%	8,477	2006
	17.724915	19.146339	8.02%	14,814	2005
	15.106504	17.724915	17.33%	12,773	2004
	10.000000	15.106504	51.07%	6,377	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.852457	11.685600	7.68%	0	2010
	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.931791	11.320459	3.56%	0	2010
	10.000000	10.931791	9.32%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.345457	12.775674	12.61%	0	2010
	8.877511	11.345457	27.80%	159	2009
	14.709772	8.877511	-39.65%	159	2008
	15.903032	14.709772	-7.50%	159	2007
	13.935435	15.903032	14.12%	159	2006
	13.450952	13.935435	3.60%	159	2005
	12.296362	13.450952	9.39%	160	2004
	10.000000	12.296362	22.96%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.536275	15.745956	8.32%	0	2010
	11.846845	14.536275	22.70%	153	2009
	21.470094	11.846845	-44.82%	153	2008
	20.126048	21.470094	6.68%	153	2007
	16.005375	20.126048	25.75%	322	2006
	14.489276	16.005375	10.46%	322	2005
	12.666032	14.489276	14.39%	322	2004
	10.000000	12.666032	26.66%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.614505	16.191350	18.93%	1,668	2010
	8.437519	13.614505	61.36%	336	2009
	13.611018	8.437519	-38.01%	336	2008
	13.103151	13.611018	3.88%	336	2007
	12.622775	13.103151	3.81%	336	2006
	12.130370	12.622775	4.06%	336	2005
	11.730953	12.130370	3.40%	336	2004
	10.000000	11.730953	17.31%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.526842	5.27%	130	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.626812	11.179657	5.20%	3,714	2010
	9.868405	10.626812	7.69%	2,838	2009
	11.194198	9.868405	-11.84%	2,838	2008
	10.807431	11.194198	3.58%	2,838	2007
	10.599662	10.807431	1.96%	2,511	2006
	10.358581	10.599662	2.33%	6,462	2005
	10.109894	10.358581	2.46%	6,292	2004
	10.000000	10.109894	1.10%	3,951	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.436694	19.919197	8.04%	701	2010
	14.392771	18.436694	28.10%	766	2009
	17.195289	14.392771	-16.30%	766	2008
	16.417647	17.195289	4.74%	766	2007
	15.049526	16.417647	9.09%	2,441	2006
	13.631514	15.049526	10.40%	2,441	2005
	12.578333	13.631514	8.37%	2,442	2004
	10.000000	12.578333	25.78%	2,201	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.793731	17.94%	2,823	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.212644	13.507693	10.60%	250	2010
	9.762927	12.212644	25.09%	250	2009
	15.960684	9.762927	-38.83%	251	2008
	14.745808	15.960684	8.24%	251	2007
	13.174858	14.745808	11.92%	252	2006
	12.305393	13.174858	7.07%	257	2005
	11.397435	12.305393	7.97%	283	2004
	10.000000	11.397435	13.97%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.786845	10.915737	11.53%	0	2010
	8.610221	9.786845	13.67%	0	2009
	12.338076	8.610221	-30.21%	0	2008
	11.648573	12.338076	5.92%	0	2007
	10.550649	11.648573	10.41%	0	2006
	10.207230	10.550649	3.36%	0	2005
	10.000000	10.207230	2.07%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.599329	25.99%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.083275	16.329136	24.81%	0	2010
	8.706050	13.083275	50.28%	0	2009
	15.097100	8.706050	-42.33%	0	2008
	13.475079	15.097100	12.04%	0	2007
	11.149734	13.475079	20.86%	0	2006
	10.659355	11.149734	4.60%	0	2005
	10.000000	10.659355	6.59%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.966245	12.610075	5.38%	0	2010
	10.852908	11.966245	10.26%	0	2009
	10.766384	10.852908	0.80%	0	2008
	10.299170	10.766384	4.54%	0	2007
	10.076320	10.299170	2.21%	0	2006
	10.043946	10.076320	0.32%	0	2005
	10.000000	10.043946	0.44%	0	2004*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.632195	14.021132	11.00%	799	2010
	10.666981	12.632195	18.42%	800	2009
	18.279472	10.666981	-41.65%	928	2008
	17.717215	18.279472	3.17%	1,045	2007
	15.390535	17.717215	15.12%	1,045	2006
	14.952834	15.390535	2.93%	1,047	2005
	13.662722	14.952834	9.44%	1,048	2004
	10.000000	13.662722	36.63%	1,049	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.088254	22.531759	24.57%	0	2010
	12.885652	18.088254	40.38%	0	2009
	20.381388	12.885652	-36.78%	0	2008
	20.402960	20.381388	-0.11%	0	2007
	18.155414	20.402960	12.38%	914	2006
	17.302381	18.155414	4.93%	0	2005
	14.766948	17.302381	17.17%	0	2004
	10.000000	14.766948	47.67%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.230506	12.650935	3.44%	12,568	2010
	11.277410	12.230506	8.45%	13,520	2009
	11.645795	11.277410	-3.16%	15,640	2008
	10.809888	11.645795	7.73%	14,664	2007
	10.813529	10.809888	-0.03%	15,431	2006
	10.819794	10.813529	-0.06%	11,705	2005
	10.391879	10.819794	4.12%	1,923	2004
	10.000000	10.391879	3.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.836504	14.382022	12.04%	0	2010
	11.076518	12.836504	15.89%	0	2009
	17.246416	11.076518	-35.77%	0	2008
	17.604714	17.246416	-2.04%	239	2007
	15.315119	17.604714	14.95%	249	2006
	14.890772	15.315119	2.85%	259	2005
	13.442526	14.890772	10.77%	269	2004
	10.000000	13.442526	34.43%	279	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.055015	14.113318	17.07%	211	2010
	9.438220	12.055015	27.73%	211	2009
	12.705990	9.438220	-25.72%	211	2008
	13.234752	12.705990	-4.00%	314	2007
	11.186722	13.234752	18.31%	0	2006
	10.000000	11.186722	11.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.047512	13.012002	8.01%	541	2010
	10.000000	12.047512	20.48%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.937364	20.971090	23.82%	1,065	2010
	13.767326	16.937364	23.03%	754	2009
	20.252351	13.767326	-32.02%	754	2008
	20.719191	20.252351	-2.25%	754	2007
	18.403088	20.719191	12.59%	755	2006
	17.439945	18.403088	5.52%	544	2005
	14.541108	17.439945	19.94%	119	2004
	10.000000	14.541108	45.41%	280	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.278689	14.965816	12.71%	14,721	2010
	10.706193	13.278689	24.03%	6,808	2009
	17.359068	10.706193	-38.33%	12,224	2008
	16.804113	17.359068	3.30%	16,037	2007
	14.822632	16.804113	13.37%	8,936	2006
	14.423465	14.822632	2.77%	8,281	2005
	13.282860	14.423465	8.59%	7,483	2004
	10.000000	13.282860	32.83%	691	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.367954	15.133209	13.21%	137	2010
	11.114634	13.367954	20.27%	0	2009
	16.072727	11.114634	-30.85%	0	2008
	15.287971	16.072727	5.13%	134	2007
	13.369024	15.287971	14.35%	134	2006
	13.048499	13.369024	2.46%	126	2005
	12.653727	13.048499	3.12%	0	2004
	10.000000	12.653727	26.54%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.526805	13.550665	28.73%	0	2010
	8.506413	10.526805	23.75%	0	2009
	13.892332	8.506413	-38.77%	0	2008
	15.914678	13.892332	-12.71%	0	2007
	15.622711	15.914678	1.87%	0	2006
	15.040310	15.622711	3.87%	0	2005
	13.764492	15.040310	9.27%	0	2004
	10.000000	13.764492	37.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.943469	14.393262	11.20%	0	2010
	11.613339	12.943469	11.45%	0	2009
	16.780832	11.613339	-30.79%	0	2008
	15.555400	16.780832	7.88%	0	2007
	13.652916	15.555400	13.93%	0	2006
	13.643002	13.652916	0.07%	0	2005
	12.944483	13.643002	5.40%	0	2004
	10.000000	12.944483	29.44%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.766909	12.537641	6.55%	5,594	2010
	9.952237	11.766909	18.23%	4,609	2009
	10.940382	9.952237	-9.03%	5,165	2008
	10.575637	10.940382	3.45%	15,067	2007
	10.341756	10.575637	2.26%	13,097	2006
	10.406737	10.341756	-0.62%	8,855	2005
	10.236130	10.406737	1.67%	1,591	2004
	10.000000	10.236130	2.36%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.035277	12.221123	10.75%	0	2010
	9.047398	11.035277	21.97%	0	2009
	12.287101	9.047398	-26.37%	0	2008
	11.517879	12.287101	6.68%	2,388	2007
	10.681338	11.517879	7.83%	0	2006
	10.000000	10.681338	6.81%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.930159	12.296505	12.50%	5,695	2010
	8.641028	10.930159	26.49%	7,394	2009
	13.068125	8.641028	-33.88%	7,626	2008
	12.077926	13.068125	8.20%	4,583	2007
	10.987647	12.077926	9.92%	4,717	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.677541	12.176394	14.04%	0	2010
	8.272037	10.677541	29.08%	0	2009
	13.596993	8.272037	-39.16%	0	2008
	12.440804	13.596993	9.29%	0	2007
	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.324389	16.795613	17.25%	4,301	2010
	9.864477	14.324389	45.21%	4,301	2009
	21.987615	9.864477	-55.14%	3,755	2008
	15.343753	21.987615	43.30%	2,676	2007
	13.370886	15.343753	14.75%	1,282	2006
	10.000000	13.370886	33.71%	309	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.169727	14.892313	13.08%	4,249	2010
	10.304503	13.169727	27.81%	4,232	2009
	18.312401	10.304503	-43.73%	9,217	2008
	18.377949	18.312401	-0.36%	16,965	2007
	15.572455	18.377949	18.02%	13,308	2006
	14.989922	15.572455	3.89%	12,900	2005
	13.695185	14.989922	9.45%	8,672	2004
	10.000000	13.695185	36.95%	1,118	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.437567	15.159132	21.88%	17,131	2010
	9.877541	12.437567	25.92%	16,940	2009
	19.051446	9.877541	-48.15%	576	2008
	15.287281	19.051446	24.62%	88	2007
	14.577120	15.287281	4.87%	88	2006
	14.040855	14.577120	3.82%	89	2005
	13.837109	14.040855	1.47%	71	2004
	10.000000	13.837109	38.37%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.986646	12.685157	5.83%	12,713	2010
	10.549582	11.986646	13.62%	18,945	2009
	11.105543	10.549582	-5.01%	20,154	2008
	10.844196	11.105543	2.41%	36,110	2007
	10.582306	10.844196	2.47%	16,354	2006
	10.553929	10.582306	0.27%	3,028	2005
	10.294225	10.553929	2.52%	2,046	2004
	10.000000	10.294225	2.94%	1,607	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.930292	26.480213	26.52%	10,580	2010
	15.220205	20.930292	37.52%	12,248	2009
	25.612307	15.220205	-40.57%	13,237	2008
	22.569273	25.612307	13.48%	14,447	2007
	20.404472	22.569273	10.61%	12,841	2006
	17.569807	20.404472	16.13%	10,092	2005
	14.323670	17.569807	22.66%	5,059	2004
	10.000000	14.323670	43.24%	4,495	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.609024	19.550492	11.03%	0	2010
	14.177893	17.609024	24.20%	0	2009
	25.711757	14.177893	-44.86%	0	2008
	22.324984	25.711757	15.17%	0	2007
	19.263360	22.324984	15.89%	0	2006
	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	0	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.770717	13.068080	11.02%	7,921	2010
	9.478707	11.770717	24.18%	7,879	2009
	17.185339	9.478707	-44.84%	8,019	2008
	14.920770	17.185339	15.18%	11,801	2007
	12.870128	14.920770	15.93%	2,734	2006
	11.014450	12.870128	16.85%	2,122	2005
	10.000000	11.014450	10.14%	201	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.476816	20.483684	24.32%	3,341	2010
	10.655087	16.476816	54.64%	3,361	2009
	22.229288	10.655087	-52.07%	3,597	2008
	21.426839	22.229288	3.75%	3,544	2007
	18.769584	21.426839	14.16%	2,795	2006
	18.621989	18.769584	0.79%	488	2005
	16.624081	18.621989	12.02%	335	2004
	10.000000	16.624081	66.24%	335	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.462580	11.599971	10.87%	14,198	2010
	7.841436	10.462580	33.43%	18,252	2009
	11.328748	7.841436	-30.78%	18,165	2008
	11.097057	11.328748	2.09%	30,381	2007
	10.000000	11.097057	10.97%	16,717	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.376801	15.880295	18.72%	9,953	2010
	11.584978	13.376801	15.47%	6,617	2009
	16.150306	11.584978	-28.27%	5,446	2008
	16.867731	16.150306	-4.25%	9,744	2007
	14.635223	16.867731	15.25%	14,130	2006
	14.379808	14.635223	1.78%	8,103	2005
	13.165549	14.379808	9.22%	3,819	2004
	10.000000	13.165549	31.66%	2,232	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.369292	21.915273	26.17%	7,248	2010
	13.666982	17.369292	27.09%	5,188	2009
	20.736007	13.666982	-34.09%	2,909	2008
	21.588889	20.736007	-3.95%	7,978	2007
	18.754252	21.588889	15.11%	5,293	2006
	17.522146	18.754252	7.03%	3,407	2005
	14.389863	17.522146	21.77%	586	2004
	10.000000	14.389863	43.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.439583	9.156174	8.49%	0	2010
	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.005290	18.507729	15.64%	2,786	2010
	9.421905	16.005290	69.87%	2,786	2009
	20.232033	9.421905	-53.43%	122	2008
	15.977560	20.232033	26.63%	2,324	2007
	12.668305	15.977560	26.12%	609	2006
	10.000000	12.668305	26.68%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.674542	19.920770	6.67%	0	2010
	13.848383	18.674542	34.85%	0	2009
	23.605325	13.848383	-41.33%	0	2008
	20.779294	23.605325	13.60%	0	2007
	17.387393	20.779294	19.51%	0	2006
	16.038366	17.387393	8.41%	0	2005
	13.751167	16.038366	16.63%	0	2004
	10.000000	13.751167	37.51%	1,057	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.400201	14.294469	6.67%	11,848	2010
	9.925906	13.400201	35.00%	12,049	2009
	16.923267	9.925906	-41.35%	25,334	2008
	14.898644	16.923267	13.59%	29,260	2007
	12.465022	14.898644	19.52%	18,417	2006
	11.501699	12.465022	8.38%	11,831	2005
	10.000000	11.501699	15.02%	3,535	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.474584	16.291166	12.55%	26	2010
	12.393923	14.474584	16.79%	77	2009
	11.859368	12.393923	4.51%	3,410	2008
	10.855571	11.859368	9.25%	12,788	2007
	9.776034	10.855571	11.04%	3,056	2006
	10.000000	9.776034	-2.24%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.308590	3.09%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.283324	12.83%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.474370	13.007749	13.36%	0	2010
	9.659638	11.474370	18.79%	0	2009
	17.110586	9.659638	-43.55%	0	2008
	15.564192	17.110586	9.94%	0	2007
	14.913148	15.564192	4.37%	1,126	2006
	13.957607	14.913148	6.85%	1,126	2005
	13.339769	13.957607	4.63%	1,126	2004
	10.000000	13.339769	33.40%	1,126	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.377470	17.926745	16.58%	197	2010
	11.006045	15.377470	39.72%	197	2009
	21.155812	11.006045	-47.98%	284	2008
	19.450049	21.155812	8.77%	362	2007
	17.001606	19.450049	14.40%	362	2006
	15.812072	17.001606	7.52%	363	2005
	13.940527	15.812072	13.43%	364	2004
	10.000000	13.940527	39.41%	365	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.837444	12.658677	6.94%	0	2010
	10.000000	11.837444	18.37%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.651559	16.651767	6.39%	0	2010
	12.665775	15.651559	23.57%	142	2009
	15.334560	12.665775	-17.40%	0	2008
	14.131476	15.334560	8.51%	0	2007
	13.006046	14.131476	8.65%	0	2006
	12.276441	13.006046	5.94%	0	2005
	11.520606	12.276441	6.56%	0	2004
	10.000000	11.520606	15.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.198945	19.068241	4.78%	922	2010
	12.666338	18.198945	43.68%	1,549	2009
	23.114947	12.666338	-45.20%	3,043	2008
	17.193769	23.114947	34.44%	2,579	2007
	16.012813	17.193769	7.38%	3,023	2006
	14.457079	16.012813	10.76%	2,644	2005
	12.454292	14.457079	16.08%	1,201	2004
	10.000000	12.454292	24.54%	1,209	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.232274	12.32%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.272944	27.402796	23.03%	3,210	2010
	12.640127	22.272944	76.21%	4,329	2009
	26.880547	12.640127	-52.98%	8,392	2008
	21.331427	26.880547	26.01%	5,242	2007
	14.776907	21.331427	44.36%	3,463	2006
	11.374522	14.776907	29.91%	0	2005
	10.000000	11.374522	13.75%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.839634	40.399054	23.02%	0	2010
	18.636894	32.839634	76.21%	0	2009
	39.649038	18.636894	-53.00%	0	2008
	31.477434	39.649038	25.96%	0	2007
	21.815277	31.477434	44.29%	0	2006
	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.580329	14.987025	10.36%	265	2010
	9.922038	13.580329	36.87%	283	2009
	16.000722	9.922038	-37.99%	0	2008
	14.647444	16.000722	9.24%	0	2007
	13.871721	14.647444	5.59%	0	2006
	13.524972	13.871721	2.56%	0	2005
	12.611711	13.524972	7.24%	0	2004
	10.000000	12.611711	26.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.524850	16.990082	9.44%	10,515	2010
	12.884544	15.524850	20.49%	10,699	2009
	19.469028	12.884544	-33.82%	463	2008
	18.390788	19.469028	5.86%	0	2007
	15.508758	18.390788	18.58%	1,160	2006
	14.802915	15.508758	4.77%	1,160	2005
	13.101256	14.802915	12.99%	1,160	2004
	10.000000	13.101256	31.01%	1,160	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.830035	11.781382	8.78%	2,286	2010
	8.761306	10.830035	23.61%	2,286	2009
	12.554089	8.761306	-31.48%	2,286	2008
	11.936815	12.554089	5.17%	2,286	2007
	10.985656	11.936815	8.66%	3,554	2006
	10.734808	10.985656	2.34%	6,005	2005
	10.000000	10.734808	7.35%	2,827	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	10.004976	12.012443	20.06%	0	2010
	7.558969	10.004976	32.36%	0	2009
	14.342309	7.558969	-47.30%	0	2008
	14.123012	14.342309	1.55%	17,603	2007
	11.625396	14.123012	21.48%	10,755	2006
	10.000000	11.625396	16.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.993690	10.353523	3.60%	9,362	2010
	8.961825	9.993690	11.51%	12,909	2009
	10.520337	8.961825	-14.81%	20,307	2008
	10.205378	10.520337	3.09%	36,033	2007
	9.952665	10.205378	2.54%	22,180	2006
	9.970148	9.952665	-0.18%	6,181	2005
	10.053922	9.970148	-0.83%	392	2004
	10.000000	10.053922	0.54%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.126711	13.096010	17.70%	0	2010
	9.211628	11.126711	20.79%	0	2009
	15.467086	9.211628	-40.44%	0	2008
	15.639468	15.467086	-1.10%	0	2007
	15.100041	15.639468	3.57%	0	2006
	14.912765	15.100041	1.26%	0	2005
	13.546314	14.912765	10.09%	0	2004
	10.000000	13.546314	35.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.099765	15.836435	20.89%	0	2010
	10.129439	13.099765	29.32%	0	2009
	16.999583	10.129439	-40.41%	0	2008
	16.055160	16.999583	5.88%	27,248	2007
	14.349244	16.055160	11.89%	13,367	2006
	13.646139	14.349244	5.15%	0	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.417195	13.825581	11.34%	2,482	2010
	10.000000	12.417195	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.153218	10.089236	10.23%	76,297	2010
	7.537242	9.153218	21.44%	78,045	2009
	10.907812	7.537242	-30.90%	72,056	2008
	10.444700	10.907812	4.43%	34,186	2007
	10.000000	10.444700	4.45%	20,100	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.339936	10.783999	4.29%	11,967	2010
	9.369657	10.339936	10.36%	14,450	2009
	10.565011	9.369657	-11.31%	14,817	2008
	10.426790	10.565011	1.33%	18,872	2007
	10.000000	10.426790	4.27%	5,291	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.154988	11.121844	9.52%	3,692	2010
	7.288016	10.154988	39.34%	4,076	2009
	12.070327	7.288016	-39.62%	3,824	2008
	10.726774	12.070327	12.53%	6,841	2007
	10.000000	10.726774	7.27%	639	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.462921	9.842687	16.30%	0	2010
	6.197142	8.462921	36.56%	0	2009
	11.289658	6.197142	-45.11%	11,010	2008
	10.254148	11.289658	10.10%	11,994	2007
	10.000000	10.254148	2.54%	3,857	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	4,810	2010
	5.964017	7.669690	28.60%	14,526	2009
	9.786217	5.964017	-39.06%	14,473	2008
	10.000000	9.786217	-2.14%	1,343	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.627741	16.287204	11.34%	81	2010
	10.181901	14.627741	43.66%	81	2009
	14.369521	10.181901	-29.14%	98	2008
	14.160558	14.369521	1.48%	156	2007
	13.010580	14.160558	8.84%	260	2006
	12.914147	13.010580	0.75%	1,582	2005
	11.920518	12.914147	8.34%	606	2004
	10.000000	11.920518	19.21%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	9,019	2010
	8.151351	11.717100	43.74%	9,613	2009
	11.521221	8.151351	-29.25%	18,474	2008
	11.349994	11.521221	1.51%	14,717	2007
	10.428702	11.349994	8.83%	14,073	2006
	10.000000	10.428702	4.29%	2,242	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.674674	8.713869	13.54%	1,869	2010
	5.098914	7.674674	50.52%	1,242	2009
	10.000000	5.098914	-49.01%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.892510	9.596199	21.59%	9,011	2010
	6.110181	7.892510	29.17%	17,880	2009
	10.000000	6.110181	-38.90%	23,998	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	40,446	2010
	6.344226	8.065347	27.13%	49,020	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	3,161	2010
	7.903416	9.318454	17.90%	3,561	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	0	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	18,597	2010
	9.051407	10.066259	11.21%	16,659	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	18,263	2010
	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	2,223	2010
	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.489872	11.021687	5.07%	8,119	2010
	9.817027	10.489872	6.85%	11,994	2009
	10.000000	9.817027	-1.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.254404	11.972943	6.38%	0	2010
	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.771708	37.379243	14.06%	0	2010
	20.421084	32.771708	60.48%	0	2009
	49.331720	20.421084	-58.60%	0	2008
	34.532168	49.331720	42.86%	0	2007
	25.743289	34.532168	34.14%	0	2006
	19.769023	25.743289	30.22%	0	2005
	16.681255	19.769023	18.51%	0	2004
	10.000000	16.681255	66.81%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.570955	22.317889	14.04%	5,826	2010
	12.195283	19.570955	60.48%	3,629	2009
	29.414021	12.195283	-58.54%	5,000	2008
	20.553200	29.414021	43.11%	3,893	2007
	15.295088	20.553200	34.38%	4,550	2006
	11.731602	15.295088	30.38%	2,951	2005
	10.000000	11.731602	17.32%	422	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.924444	12.294754	3.11%	19,219	2010
	11.801052	11.924444	1.05%	35,169	2009
	11.133461	11.801052	6.00%	51,796	2008
	10.559563	11.133461	5.43%	31,271	2007
	10.383839	10.559563	1.69%	16,655	2006
	10.218714	10.383839	1.62%	1,737	2005
	10.056798	10.218714	1.61%	132	2004
	10.000000	10.056798	0.57%	570	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.940738	7.717855	11.20%	10,658	2010
	5.448853	6.940738	27.38%	10,658	2009
	10.000000	5.448853	-45.51%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.272622	8.742609	5.68%	0	2010
	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	4,631	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.255212	17.207273	12.80%	19,428	2010
	12.187565	15.255212	25.17%	19,426	2009
	19.611669	12.187565	-37.86%	6,237	2008
	18.811454	19.611669	4.25%	18,025	2007
	16.357271	18.811454	15.00%	27,536	2006
	15.400938	16.357271	6.21%	25,979	2005
	13.726044	15.400938	12.20%	14,836	2004
	10.000000	13.726044	37.26%	1,562	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	6,052	2010
	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.085834	12.593285	4.20%	2,036	2010
	11.259468	12.085834	7.34%	2,045	2009
	12.175906	11.259468	-7.53%	30,408	2008
	11.743052	12.175906	3.69%	30,008	2007
	11.240596	11.743052	4.47%	28,463	2006
	11.057226	11.240596	1.66%	26,336	2005
	10.737468	11.057226	2.98%	539	2004
	10.000000	10.737468	7.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.779143	15.038547	9.14%	285,787	2010
	11.754010	13.779143	17.23%	265,221	2009
	15.552908	11.754010	-24.43%	257,961	2008
	14.960495	15.552908	3.96%	288,416	2007
	13.653042	14.960495	9.58%	284,967	2006
	13.170541	13.653042	3.66%	94,697	2005
	12.219426	13.170541	7.78%	41,590	2004
	10.000000	12.219426	22.19%	4,674	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.759653	16.387640	11.03%	128,688	2010
	12.058324	14.759653	22.40%	90,787	2009
	17.861621	12.058324	-32.49%	102,902	2008
	17.101815	17.861621	4.44%	133,064	2007
	15.172866	17.101815	12.71%	147,945	2006
	14.400446	15.172866	5.36%	72,524	2005
	13.055735	14.400446	10.30%	26,682	2004
	10.000000	13.055735	30.56%	23,600	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.003655	13.885416	6.78%	49,096	2010
	11.535373	13.003655	12.73%	61,178	2009
	13.798951	11.535373	-16.40%	94,571	2008
	13.248273	13.798951	4.16%	62,367	2007
	12.417219	13.248273	6.69%	94,046	2006
	12.076800	12.417219	2.82%	57,096	2005
	11.453215	12.076800	5.44%	6,808	2004
	10.000000	11.453215	14.53%	1,173	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.314144	21.501436	24.18%	1,075	2010
	12.866511	17.314144	34.57%	1,075	2009
	20.580401	12.866511	-37.48%	1,076	2008
	19.446772	20.580401	5.83%	3,566	2007
	17.983657	19.446772	8.14%	1,077	2006
	16.302727	17.983657	10.31%	626	2005
	14.315619	16.302727	13.88%	278	2004
	10.000000	14.315619	43.16%	442	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.410549	10.243993	-1.60%	203,881	2010
	10.575386	10.410549	-1.56%	91,735	2009
	10.531068	10.575386	0.42%	36,478	2008
	10.213733	10.531068	3.11%	15,462	2007
	9.929517	10.213733	2.86%	14,847	2006
	9.828303	9.929517	1.03%	3,381	2005
	9.907723	9.828303	-0.80%	0	2004
	10.000000	9.907723	-0.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.168368	13.241444	8.82%	926	2010
	9.942246	12.168368	22.39%	963	2009
	12.216298	9.942246	-18.61%	1,561	2008
	11.867168	12.216298	2.94%	1,905	2007
	11.503052	11.867168	3.17%	1,736	2006
	11.440175	11.503052	0.55%	714	2005
	10.913127	11.440175	4.83%	0	2004
	10.000000	10.913127	9.13%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.114390	9.086965	11.99%	10,121	2010
	6.058679	8.114390	33.93%	16,749	2009
	10.000000	6.058679	-39.41%	18,089	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.592263	15.205367	4.20%	0	2010
	11.450634	14.592263	27.44%	0	2009
	21.743316	11.450634	-47.34%	0	2008
	21.516083	21.743316	1.06%	0	2007
	17.863159	21.516083	20.45%	0	2006
	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	0	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.306722	10.735276	4.16%	9,017	2010
	8.088797	10.306722	27.42%	9,314	2009
	15.351794	8.088797	-47.31%	19,569	2008
	15.192857	15.351794	1.05%	21,260	2007
	12.613064	15.192857	20.45%	7,975	2006
	11.464644	12.613064	10.02%	0	2005
	10.000000	11.464644	14.65%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.009068	9.091405	13.51%	5,489	2010
	6.292346	8.009068	27.28%	10,825	2009
	10.000000	6.292346	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	1,872	2010
	6.280491	7.874053	25.37%	1,872	2009
	10.000000	6.280491	-37.20%	151	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.733736	9.624361	24.45%	6,687	2010
	6.202867	7.733736	24.68%	11,106	2009
	10.000000	6.202867	-37.97%	7,610	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	5,983	2010
	6.685366	8.582814	28.38%	8,316	2009
	10.000000	6.685366	-33.15%	13,302	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.665889	14.361230	23.10%	60	2010
	9.321418	11.665889	25.15%	60	2009
	17.719173	9.321418	-47.39%	60	2008
	16.446395	17.719173	7.74%	95	2007
	16.228647	16.446395	1.34%	88	2006
	15.307615	16.228647	6.02%	308	2005
	13.746313	15.307615	11.36%	163	2004
	10.000000	13.746313	37.46%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.891763	21.022225	24.45%	0	2010
	13.639292	16.891763	23.85%	0	2009
	20.474906	13.639292	-33.39%	0	2008
	22.431312	20.474906	-8.72%	74	2007
	19.466836	22.431312	15.23%	0	2006
	19.247126	19.466836	1.14%	271	2005
	16.718464	19.247126	15.12%	215	2004
	10.000000	16.718464	67.18%	160	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.700576	20.538617	22.98%	2,739	2010
	12.625283	16.700576	32.28%	109	2009
	20.814123	12.625283	-39.34%	3,116	2008
	20.761119	20.814123	0.26%	4,797	2007
	18.879084	20.761119	9.97%	6,810	2006
	17.128629	18.879084	10.22%	2,202	2005
	14.654395	17.128629	16.88%	222	2004
	10.000000	14.654395	46.54%	160	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.532874	13.963239	11.41%	5,696	2010
	10.144166	12.532874	23.55%	10,083	2009
	17.656561	10.144166	-42.55%	13,908	2008
	16.632365	17.656561	6.16%	19,445	2007
	14.904674	16.632365	11.59%	9,622	2006
	14.150175	14.904674	5.33%	0	2005
	13.128576	14.150175	7.78%	0	2004
	10.000000	13.128576	31.29%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.156887	9.142631	27.75%	16,381	2010
	5.572806	7.156887	28.43%	5,970	2009
	10.000000	5.572806	-44.27%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	4,984	2010
	9.836967	10.367761	5.40%	91	2009
	10.000000	9.836967	-1.63%	17,749	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.273442	14.529046	9.46%	0	2010
	10.000000	13.273442	32.73%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.898447	13.773149	6.78%	29,145	2010
	10.000000	12.898447	28.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	6,967	2010
	10.000000	12.894893	28.95%	11,693	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.637622	15.492312	13.60%	5,852	2010
	10.804956	13.637622	26.22%	3,473	2009
	17.490950	10.804956	-38.23%	4,356	2008
	18.252744	17.490950	-4.17%	18,034	2007
	16.051165	18.252744	13.72%	9,314	2006
	15.691383	16.051165	2.29%	2,255	2005
	13.619525	15.691383	15.21%	719	2004
	10.000000	13.619525	36.20%	929	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.545889	14.279575	13.82%	4,484	2010
	9.147556	12.545889	37.15%	4,531	2009
	15.584368	9.147556	-41.30%	4,576	2008
	14.934359	15.584368	4.35%	5,310	2007
	12.927265	14.934359	15.53%	8,716	2006
	11.518744	12.927265	12.23%	3,064	2005
	10.000000	11.518744	15.19%	1,394	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.272506	21.942382	13.85%	0	2010
	14.054712	19.272506	37.12%	0	2009
	23.938117	14.054712	-41.29%	0	2008
	22.934794	23.938117	4.37%	0	2007
	19.858496	22.934794	15.49%	0	2006
	17.692814	19.858496	12.24%	0	2005
	15.125050	17.692814	16.98%	0	2004
	10.000000	15.125050	51.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.496669	2.807313	12.44%	0	2010
	2.007061	2.496669	24.39%	0	2009
	9.545409	2.007061	-78.97%	0	2008
	10.000000	9.545409	-4.55%	6,700	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.571828	4.022269	12.61%	859	2010
	2.882007	3.571828	23.94%	859	2009
	13.669891	2.882007	-78.92%	1,210	2008
	13.958843	13.669891	-2.07%	1,228	2007
	12.986985	13.958843	7.48%	2,143	2006
	12.938142	12.986985	0.38%	1,278	2005
	12.092593	12.938142	6.99%	513	2004
	10.000000	12.092593	20.93%	94	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.887321	14.688167	13.97%	12,510	2010
	10.232409	12.887321	25.95%	16,584	2009
	16.943761	10.232409	-39.61%	20,448	2008
	16.534344	16.943761	2.48%	25,885	2007
	14.641582	16.534344	12.93%	16,604	2006
	14.071167	14.641582	4.05%	3,126	2005
	13.101729	14.071167	7.40%	938	2004
	10.000000	13.101729	31.02%	269	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.196075	20.822521	21.09%	958	2010
	12.766925	17.196075	34.69%	1,284	2009
	20.928584	12.766925	-39.00%	4,148	2008
	21.571062	20.928584	-2.98%	5,192	2007
	19.118454	21.571062	12.83%	1,958	2006
	17.708055	19.118454	7.96%	0	2005
	15.099793	17.708055	17.27%	0	2004
	10.000000	15.099793	51.00%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.848770	11.675695	7.62%	4,731	2010
	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.928078	11.310867	3.50%	11,739	2010
	10.000000	10.928078	9.28%	5,156	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.307063	12.725984	12.55%	0	2010
	8.851975	11.307063	27.73%	0	2009
	14.674939	8.851975	-39.68%	0	2008
	15.873489	14.674939	-7.55%	0	2007
	13.916589	15.873489	14.06%	0	2006
	13.439563	13.916589	3.55%	0	2005
	12.292191	13.439563	9.33%	0	2004
	10.000000	12.292191	22.92%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.487090	15.684717	8.27%	135	2010
	11.812774	14.487090	22.64%	135	2009
	21.419267	11.812774	-44.85%	136	2008
	20.088657	21.419267	6.62%	136	2007
	15.983722	20.088657	25.68%	136	2006
	14.477008	15.983722	10.41%	136	2005
	12.661737	14.477008	14.34%	136	2004
	10.000000	12.661737	26.62%	137	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.568489	16.128426	18.87%	145	2010
	8.413264	13.568489	61.27%	145	2009
	13.578796	8.413264	-38.04%	145	2008
	13.078796	13.578796	3.82%	146	2007
	12.605700	13.078796	3.75%	146	2006
	12.120096	12.605700	4.01%	146	2005
	11.726971	12.120096	3.35%	147	2004
	10.000000	11.726971	17.27%	147	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.523301	5.23%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.590879	11.136196	5.15%	1,043	2010
	9.840028	10.590879	7.63%	919	2009
	11.167683	9.840028	-11.89%	13,474	2008
	10.787340	11.167683	3.53%	23,255	2007
	10.585324	10.787340	1.91%	12,641	2006
	10.349803	10.585324	2.28%	0	2005
	10.106459	10.349803	2.41%	0	2004
	10.000000	10.106459	1.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.371286	19.838457	7.99%	0	2010
	14.348989	18.371286	28.03%	0	2009
	17.151690	14.348989	-16.34%	0	2008
	16.384383	17.151690	4.68%	0	2007
	15.026650	16.384383	9.04%	0	2006
	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.789747	17.90%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.173121	13.457148	10.55%	2,445	2010
	9.736275	12.173121	25.03%	2,445	2009
	15.925219	9.736275	-38.86%	2,445	2008
	14.720560	15.925219	8.18%	2,445	2007
	13.158971	14.720560	11.87%	2,445	2006
	12.296790	13.158971	7.01%	2,701	2005
	11.395253	12.296790	7.91%	0	2004
	10.000000	11.395253	13.95%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.761367	10.881786	11.48%	0	2010
	8.592173	9.761367	13.61%	0	2009
	12.318477	8.592173	-30.25%	0	2008
	11.636014	12.318477	5.87%	0	2007
	10.544626	11.636014	10.35%	0	2006
	10.206577	10.544626	3.31%	0	2005
	10.000000	10.206577	2.07%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.596383	25.96%	2,545	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.049273	16.278442	24.75%	4,947	2010
	8.687827	13.049273	50.20%	0	2009
	15.073171	8.687827	-42.36%	0	2008
	13.460593	15.073171	11.98%	0	2007
	11.143386	13.460593	20.79%	0	2006
	10.658672	11.143386	4.55%	0	2005
	10.000000	10.658672	6.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.935129	12.570896	5.33%	0	2010
	10.830188	11.935129	10.20%	0	2009
	10.749305	10.830188	0.75%	0	2008
	10.288084	10.749305	4.48%	0	2007
	10.070573	10.288084	2.16%	0	2006
	10.043305	10.070573	0.27%	0	2005
	10.000000	10.043305	0.43%	0	2004*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.588102	13.965093	10.94%	1,311	2010
	10.635157	12.588102	18.36%	3,060	2009
	18.234239	10.635157	-41.67%	7,049	2008
	17.682415	18.234239	3.12%	7,681	2007
	15.368090	17.682415	15.06%	7,914	2006
	14.938595	15.368090	2.88%	8,050	2005
	13.656648	14.938595	9.39%	8,175	2004
	10.000000	13.656648	36.57%	6,728	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.025144	22.441763	24.50%	2,895	2010
	12.847226	18.025144	40.30%	2,743	2009
	20.330966	12.847226	-36.81%	1,453	2008
	20.362893	20.330966	-0.16%	0	2007
	18.128936	20.362893	12.32%	0	2006
	17.285895	18.128936	4.88%	0	2005
	14.760375	17.285895	17.11%	0	2004
	10.000000	14.760375	47.60%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.187068	12.599605	3.39%	24,227	2010
	11.243069	12.187068	8.40%	33,053	2009
	11.616236	11.243069	-3.21%	35,468	2008
	10.787966	11.616236	7.68%	22,568	2007
	10.797069	10.787966	-0.08%	19,707	2006
	10.808802	10.797069	-0.11%	20,940	2005
	10.386599	10.808802	4.06%	11,006	2004
	10.000000	10.386599	3.87%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.791734	14.324589	11.98%	0	2010
	11.043504	12.791734	15.83%	0	2009
	17.203758	11.043504	-35.81%	739	2008
	17.570143	17.203758	-2.09%	739	2007
	15.292793	17.570143	14.89%	739	2006
	14.876592	15.292793	2.80%	739	2005
	13.436555	14.876592	10.72%	774	2004
	10.000000	13.436555	34.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.026450	14.072724	17.01%	3,922	2010
	9.420649	12.026450	27.66%	4,867	2009
	12.688800	9.420649	-25.76%	9,972	2008
	13.223600	12.688800	-4.04%	16,277	2007
	11.182961	13.223600	18.25%	7,428	2006
	10.000000	11.182961	11.83%	283	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	0	2010
	10.000000	12.043434	20.43%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.878256	20.887287	23.75%	6,238	2010
	13.726260	16.878256	22.96%	1,033	2009
	20.202242	13.726260	-32.06%	724	2008
	20.678506	20.202242	-2.30%	322	2007
	18.376258	20.678506	12.53%	448	2006
	17.423346	18.376258	5.47%	337	2005
	14.534647	17.423346	19.87%	199	2004
	10.000000	14.534647	45.35%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.232351	14.906019	12.65%	21,804	2010
	10.674260	13.232351	23.97%	24,809	2009
	17.316115	10.674260	-38.36%	39,183	2008
	16.771098	17.316115	3.25%	41,149	2007
	14.801006	16.771098	13.31%	46,163	2006
	14.409719	14.801006	2.72%	57,754	2005
	13.276956	14.409719	8.53%	50,447	2004
	10.000000	13.276956	32.77%	4,280	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.321316	15.072767	13.15%	28,398	2010
	11.081494	13.321316	20.21%	29,076	2009
	16.032965	11.081494	-30.88%	29,650	2008
	15.257937	16.032965	5.08%	30,189	2007
	13.349526	15.257937	14.30%	30,637	2006
	13.036073	13.349526	2.40%	31,130	2005
	12.648103	13.036073	3.07%	7,612	2004
	10.000000	12.648103	26.48%	789	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.490067	13.496524	28.66%	0	2010
	8.481035	10.490067	23.69%	0	2009
	13.857955	8.481035	-38.80%	0	2008
	15.883417	13.857955	-12.75%	0	2007
	15.599935	15.883417	1.82%	0	2006
	15.025992	15.599935	3.82%	0	2005
	13.758382	15.025992	9.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.898309	14.335746	11.14%	1,161	2010
	11.578706	12.898309	11.40%	2,890	2009
	16.739323	11.578706	-30.83%	11,626	2008
	15.524848	16.739323	7.82%	12,920	2007
	13.632999	15.524848	13.88%	16,462	2006
	13.630001	13.632999	0.02%	16,911	2005
	12.938731	13.630001	5.34%	17,574	2004
	10.000000	12.938731	29.39%	14,557	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.725828	12.487507	6.50%	24,643	2010
	9.922522	11.725828	18.17%	24,463	2009
	10.913274	9.922522	-9.08%	21,818	2008
	10.554827	10.913274	3.40%	19,494	2007
	10.326635	10.554827	2.21%	19,330	2006
	10.396791	10.326635	-0.67%	22,556	2005
	10.231557	10.396791	1.61%	15,209	2004
	10.000000	10.231557	2.32%	4,280	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.009109	12.185958	10.69%	28,705	2010
	9.030532	11.009109	21.91%	28,013	2009
	12.270447	9.030532	-26.40%	15,510	2008
	11.508159	12.270447	6.62%	12,567	2007
	10.677738	11.508159	7.78%	0	2006
	10.000000	10.677738	6.78%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.904247	12.261133	12.44%	35,537	2010
	8.624928	10.904247	26.43%	31,719	2009
	13.050422	8.624928	-33.91%	27,499	2008
	12.067730	13.050422	8.14%	14,277	2007
	10.983946	12.067730	9.87%	3,768	2006
	10.000000	10.983946	9.84%	3,768	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.652237	12.141367	13.98%	485	2010
	8.256627	10.652237	29.01%	2,248	2009
	13.578595	8.256627	-39.19%	3,742	2008
	12.430320	13.578595	9.24%	1,769	2007
	11.191771	12.430320	11.07%	1,771	2006
	10.000000	11.191771	11.92%	2,758	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.290426	16.747282	17.19%	11,802	2010
	9.846095	14.290426	45.14%	11,982	2009
	21.957844	9.846095	-55.16%	7,939	2008
	15.330811	21.957844	43.23%	3,536	2007
	13.366391	15.330811	14.70%	1,422	2006
	10.000000	13.366391	33.66%	444	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.123762	14.832803	13.02%	44,735	2010
	10.273769	13.123762	27.74%	58,462	2009
	18.267085	10.273769	-43.76%	98,915	2008
	18.341851	18.267085	-0.41%	113,484	2007
	15.549744	18.341851	17.96%	121,837	2006
	14.975649	15.549744	3.83%	118,775	2005
	13.689096	14.975649	9.40%	85,834	2004
	10.000000	13.689096	36.89%	12,958	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.394179	15.098585	21.82%	27,401	2010
	9.848087	12.394179	25.85%	32,395	2009
	19.004321	9.848087	-48.18%	48,817	2008
	15.257253	19.004321	24.56%	54,690	2007
	14.555865	15.257253	4.82%	55,929	2006
	14.027481	14.555865	3.77%	61,494	2005
	13.830954	14.027481	1.42%	60,240	2004
	10.000000	13.830954	38.31%	2,675	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.944844	12.634498	5.77%	163,384	2010
	10.518145	11.944844	13.56%	223,042	2009
	11.078071	10.518145	-5.05%	223,960	2008
	10.822894	11.078071	2.36%	191,061	2007
	10.566867	10.822894	2.42%	39,462	2006
	10.543870	10.566867	0.22%	33,916	2005
	10.289636	10.543870	2.47%	26,584	2004
	10.000000	10.289636	2.90%	3,272	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.857274	26.374436	26.45%	81,784	2010
	15.174819	20.857274	37.45%	65,690	2009
	25.548950	15.174819	-40.60%	74,623	2008
	22.524947	25.548950	13.43%	73,928	2007
	20.374726	22.524947	10.55%	66,682	2006
	17.553083	20.374726	16.07%	59,585	2005
	14.317299	17.553083	22.60%	44,560	2004
	10.000000	14.317299	43.17%	5,830	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.547585	19.472396	10.97%	0	2010
	14.135600	17.547585	24.14%	0	2009
	25.648120	14.135600	-44.89%	0	2008
	22.281112	25.648120	15.11%	0	2007
	19.235244	22.281112	15.83%	0	2006
	16.464488	19.235244	16.83%	0	2005
	14.773707	16.464488	11.44%	0	2004
	10.000000	14.773707	47.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.736903	13.023929	10.97%	4,631	2010
	9.456278	11.736903	24.12%	5,027	2009
	17.153400	9.456278	-44.87%	5,492	2008
	14.900646	17.153400	15.12%	4,543	2007
	12.859292	14.900646	15.87%	4,782	2006
	11.010757	12.859292	16.79%	3,186	2005
	10.000000	11.010757	10.11%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.419302	20.401827	24.26%	13,885	2010
	10.623298	16.419302	54.56%	15,031	2009
	22.174284	10.623298	-52.09%	15,975	2008
	21.384742	22.174284	3.69%	16,859	2007
	18.742199	21.384742	14.10%	17,459	2006
	18.604251	18.742199	0.74%	25,454	2005
	16.616684	18.604251	11.96%	14,299	2004
	10.000000	16.616684	66.17%	182	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	83,285	2010
	7.830809	10.443102	33.36%	71,909	2009
	11.319149	7.830809	-30.82%	38,978	2008
	11.093323	11.319149	2.04%	25,242	2007
	10.000000	11.093323	10.93%	2,765	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.330123	15.816861	18.66%	94,956	2010
	11.550423	13.330123	15.41%	109,530	2009
	16.110330	11.550423	-28.30%	136,260	2008
	16.834586	16.110330	-4.30%	146,558	2007
	14.613875	16.834586	15.20%	191,890	2006
	14.366106	14.613875	1.72%	175,173	2005
	13.159690	14.366106	9.17%	195,578	2004
	10.000000	13.159690	31.60%	9,874	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.308677	21.827702	26.11%	23,507	2010
	13.626214	17.308677	27.02%	38,715	2009
	20.684706	13.626214	-34.12%	4,187	2008
	21.546487	20.684706	-4.00%	4,796	2007
	18.726904	21.546487	15.06%	1,766	2006
	17.505456	18.726904	6.98%	1,329	2005
	14.383471	17.505456	21.71%	543	2004
	10.000000	14.383471	43.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	2,123	2010
	6.582545	8.432430	28.10%	1,960	2009
	10.000000	6.582545	-34.17%	589	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.967378	18.454517	15.58%	1,247	2010
	9.404354	15.967378	69.79%	1,541	2009
	20.204667	9.404354	-53.45%	1,889	2008
	15.964102	20.204667	26.56%	1,777	2007
	12.664040	15.964102	26.06%	1,494	2006
	10.000000	12.664040	26.64%	472	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.609404	19.841210	6.62%	0	2010
	13.807096	18.609404	34.78%	0	2009
	23.546943	13.807096	-41.36%	0	2008
	20.738490	23.546943	13.54%	0	2007
	17.362045	20.738490	19.45%	0	2006
	16.023099	17.362045	8.36%	0	2005
	13.745055	16.023099	16.57%	0	2004
	10.000000	13.745055	37.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.361704	14.246155	6.62%	19,252	2010
	9.902420	13.361704	34.93%	18,387	2009
	16.891835	9.902420	-41.38%	111,399	2008
	14.878566	16.891835	13.53%	54,566	2007
	12.454527	14.878566	19.46%	2,912	2006
	11.497838	12.454527	8.32%	2,559	2005
	10.000000	11.497838	14.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.440264	16.244287	12.49%	22,329	2010
	12.370829	14.440264	16.73%	8,141	2009
	11.843292	12.370829	4.45%	5,644	2008
	10.846399	11.843292	9.19%	6,602	2007
	9.772731	10.846399	10.99%	3,887	2006
	10.000000	9.772731	-2.27%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.307723	3.08%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.282380	12.82%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.434359	12.955810	13.31%	3,687	2010
	9.630839	11.434359	18.73%	4,852	2009
	17.068264	9.630839	-43.57%	6,073	2008
	15.533626	17.068264	9.88%	6,167	2007
	14.891411	15.533626	4.31%	6,222	2006
	13.944319	14.891411	6.79%	6,633	2005
	13.333845	13.944319	4.58%	4,448	2004
	10.000000	13.333845	33.34%	1,431	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.323823	17.855139	16.52%	3,796	2010
	10.973229	15.323823	39.65%	3,691	2009
	21.103470	10.973229	-48.00%	3,617	2008
	19.411851	21.103470	8.71%	4,068	2007
	16.976808	19.411851	14.34%	3,438	2006
	15.797013	16.976808	7.47%	4,337	2005
	13.934334	15.797013	13.37%	2,879	2004
	10.000000	13.934334	39.34%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.833436	12.647958	6.88%	12,228	2010
	10.000000	11.833436	18.33%	555	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.596971	16.585253	6.34%	3,865	2010
	12.628010	15.596971	23.51%	3,423	2009
	15.296614	12.628010	-17.45%	3,423	2008
	14.103710	15.296614	8.46%	3,423	2007
	12.987069	14.103710	8.60%	3,423	2006
	12.264747	12.987069	5.89%	3,423	2005
	11.515483	12.264747	6.51%	3,423	2004
	10.000000	11.515483	15.15%	1,130	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.135409	18.992013	4.72%	15,099	2010
	12.628535	18.135409	43.61%	16,684	2009
	23.057716	12.628535	-45.23%	15,822	2008
	17.159960	23.057716	34.37%	8,394	2007
	15.989434	17.159960	7.32%	891	2006
	14.443288	15.989434	10.70%	891	2005
	12.448743	14.443288	16.02%	891	2004
	10.000000	12.448743	24.49%	779	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.228487	12.28%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.208974	27.310230	22.97%	18,751	2010
	12.610228	22.208974	76.12%	26,771	2009
	26.830655	12.610228	-53.00%	27,085	2008
	21.302709	26.830655	25.95%	17,587	2007
	14.764488	21.302709	44.28%	7,142	2006
	11.370699	14.764488	29.85%	0	2005
	10.000000	11.370699	13.71%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.725021	40.237638	22.96%	0	2010
	18.581296	32.725021	76.12%	0	2009
	39.550946	18.581296	-53.02%	0	2008
	31.415594	39.550946	25.90%	0	2007
	21.783453	31.415594	44.22%	0	2006
	16.786144	21.783453	29.77%	0	2005
	14.380462	16.786144	16.73%	0	2004
	10.000000	14.380462	43.80%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.532917	14.927118	10.30%	2,140	2010
	9.892430	13.532917	36.80%	3,409	2009
	15.961113	9.892430	-38.02%	11,534	2008
	14.618661	15.961113	9.18%	14,011	2007
	13.851478	14.618661	5.54%	15,757	2006
	13.512077	13.851478	2.51%	16,167	2005
	12.606092	13.512077	7.19%	12,560	2004
	10.000000	12.606092	26.06%	121	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.470701	16.922218	9.38%	89,434	2010
	12.846129	15.470701	20.43%	102,005	2009
	19.420875	12.846129	-33.85%	23,005	2008
	18.354658	19.420875	5.81%	16,152	2007
	15.486129	18.354658	18.52%	8,125	2006
	14.788799	15.486129	4.72%	8,845	2005
	13.095420	14.788799	12.93%	4,300	2004
	10.000000	13.095420	30.95%	1,640	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	704	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.799123	11.741795	8.73%	6,289	2010
	8.740744	10.799123	23.55%	11,959	2009
	12.530989	8.740744	-31.52%	24,663	2008
	11.920946	12.530989	5.12%	26,208	2007
	10.976624	11.920946	8.60%	27,471	2006
	10.731418	10.976624	2.28%	30,317	2005
	10.000000	10.731418	7.31%	26,644	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.981284	11.977919	20.00%	0	2010
	7.544898	9.981284	32.29%	0	2009
	14.322914	7.544898	-47.32%	0	2008
	14.111119	14.322914	1.50%	76,998	2007
	11.621495	14.111119	21.42%	3,860	2006
	10.000000	11.621495	16.21%	1,323	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.958833	10.312153	3.55%	131,844	2010
	8.935105	9.958833	11.46%	169,106	2009
	10.494300	8.935105	-14.86%	259,595	2008
	10.185319	10.494300	3.03%	199,144	2007
	9.938135	10.185319	2.49%	38,145	2006
	9.960634	9.938135	-0.23%	30,570	2005
	10.049442	9.960634	-0.88%	20,989	2004
	10.000000	10.049442	0.49%	2,110	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.087883	13.043684	17.64%	0	2010
	9.184147	11.087883	20.73%	0	2009
	15.428808	9.184147	-40.47%	308	2008
	15.608741	15.428808	-1.15%	507	2007
	15.078018	15.608741	3.52%	0	2006
	14.898556	15.078018	1.20%	0	2005
	13.540292	14.898556	10.03%	0	2004
	10.000000	13.540292	35.40%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.055428	15.774822	20.83%	19,372	2010
	10.100282	13.055428	29.26%	21,897	2009
	16.959302	10.100282	-40.44%	22,295	2008
	16.025299	16.959302	5.83%	136,623	2007
	14.329818	16.025299	11.83%	28,161	2006
	13.634572	14.329818	5.10%	22,406	2005
	12.238102	13.634572	11.41%	12,145	2004
	10.000000	12.238102	22.38%	6,325	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.412989	13.813869	11.29%	55,919	2010
	10.000000	12.412989	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	1,075,428	2010
	7.527012	9.136156	21.38%	1,138,124	2009
	10.898553	7.527012	-30.94%	850,782	2008
	10.441173	10.898553	4.38%	413,416	2007
	10.000000	10.441173	4.41%	13,274	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	354,489	2010
	9.356954	10.320671	10.30%	373,914	2009
	10.556053	9.356954	-11.36%	335,774	2008
	10.423276	10.556053	1.27%	155,690	2007
	10.000000	10.423276	4.23%	7,535	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	53,371	2010
	7.278126	10.136054	39.27%	39,631	2009
	12.060105	7.278126	-39.65%	33,511	2008
	10.723164	12.060105	12.47%	21,050	2007
	10.000000	10.723164	7.23%	5,452	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	66,839	2010
	6.188730	8.447133	36.49%	77,151	2009
	11.280075	6.188730	-45.14%	85,462	2008
	10.250695	11.280075	10.04%	36,780	2007
	10.000000	10.250695	2.51%	1,277	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	462,429	2010
	5.958951	7.659289	28.53%	488,962	2009
	9.782890	5.958951	-39.09%	417,515	2008
	10.000000	9.782890	-2.17%	117,009	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.576686	16.222119	11.29%	0	2010
	10.151515	14.576686	43.59%	0	2009
	14.333947	10.151515	-29.18%	0	2008
	14.132721	14.333947	1.42%	0	2007
	12.991591	14.132721	8.78%	1,019	2006
	12.901837	12.991591	0.70%	1,629	2005
	11.915207	12.901837	8.28%	1,019	2004
	10.000000	11.915207	19.15%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	5,051	2010
	8.136171	11.689363	43.67%	6,115	2009
	11.505618	8.136171	-29.29%	6,101	2008
	11.340421	11.505618	1.46%	4,027	2007
	10.425180	11.340421	8.78%	3,370	2006
	10.000000	10.425180	4.25%	55	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.668162	8.702060	13.48%	1,495	2010
	5.097178	7.668162	50.44%	1,517	2009
	10.000000	5.097178	-49.03%	1,296	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.885821	9.583187	21.52%	115,905	2010
	6.108107	7.885821	29.10%	191,135	2009
	10.000000	6.108107	-38.92%	223,430	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	15,874	2010
	6.342067	8.058507	27.06%	10,478	2009
	10.000000	6.342067	-36.58%	5,729	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	242,154	2010
	7.900737	9.310557	17.84%	212,928	2009
	10.000000	7.900737	-20.99%	38,416	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	425,945	2010
	7.180256	8.768188	22.12%	329,349	2009
	10.000000	7.180256	-28.20%	156,774	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	277,185	2010
	9.048338	10.057746	11.16%	194,088	2009
	10.000000	9.048338	-9.52%	28,888	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	419,407	2010
	7.537235	9.039810	19.94%	309,834	2009
	10.000000	7.537235	-24.63%	127,669	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	222,725	2010
	6.818051	8.487804	24.49%	248,294	2009
	10.000000	6.818051	-31.82%	177,453	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	122,114	2010
	8.279837	9.582985	15.74%	84,159	2009
	10.000000	8.279837	-17.20%	30,452	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.481000	11.006772	5.02%	83,465	2010
	9.813706	10.481000	6.80%	117,970	2009
	10.000000	9.813706	-1.86%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	1,916	2010
	9.819515	11.244874	14.52%	567	2009
	10.000000	9.819515	-1.80%	565	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.657388	37.229942	14.00%	0	2010
	20.360188	32.657388	60.40%	0	2009
	49.209721	20.360188	-58.63%	0	2008
	34.464366	49.209721	42.78%	0	2007
	25.705754	34.464366	34.07%	0	2006
	19.750194	25.705754	30.15%	0	2005
	16.673844	19.750194	18.45%	0	2004
	10.000000	16.673844	66.74%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.514681	22.242435	13.98%	2,668	2010
	12.166402	19.514681	60.40%	2,457	2009
	29.359343	12.166402	-58.56%	3,122	2008
	20.525465	29.359343	43.04%	13,736	2007
	15.282194	20.525465	34.31%	399	2006
	11.727649	15.282194	30.31%	272	2005
	10.000000	11.727649	17.28%	151	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.882832	12.245623	3.05%	217,837	2010
	11.765862	11.882832	0.99%	291,807	2009
	11.105910	11.765862	5.94%	258,946	2008
	10.538811	11.105910	5.38%	186,399	2007
	10.368679	10.538811	1.64%	43,542	2006
	10.208975	10.368679	1.56%	31,106	2005
	10.052319	10.208975	1.56%	12,654	2004
	10.000000	10.052319	0.52%	5,490	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.934844	7.707380	11.14%	4,533	2010
	5.446997	6.934844	27.31%	1,355	2009
	10.000000	5.446997	-45.53%	1,179	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	0	2010
	6.528074	8.257188	26.49%	0	2009
	11.663775	6.528074	-44.03%	18	2008
	10.842547	11.663775	7.57%	1,820	2007
	10.000000	10.842547	8.43%	550	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.201973	17.138514	12.74%	915,986	2010
	12.151200	15.201973	25.11%	1,201,203	2009
	19.563127	12.151200	-37.89%	1,389,957	2008
	18.774488	19.563127	4.20%	1,516,443	2007
	16.333409	18.774488	14.95%	1,613,395	2006
	15.386263	16.333409	6.16%	1,717,668	2005
	13.719936	15.386263	12.15%	1,219,185	2004
	10.000000	13.719936	37.20%	139,905	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	16,174	2010
	10.000000	11.511714	15.12%	2,254	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	5,568	2010
	10.000000	12.069770	20.70%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.043663	12.542960	4.15%	414,943	2010
	11.225891	12.043663	7.28%	307,819	2009
	12.145775	11.225891	-7.57%	278,407	2008
	11.719973	12.145775	3.63%	227,879	2007
	11.224201	11.719973	4.42%	249,092	2006
	11.046699	11.224201	1.61%	293,284	2005
	10.732694	11.046699	2.93%	229,998	2004
	10.000000	10.732694	7.33%	10,966	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.731095	14.978498	9.08%	3,234,882	2010
	11.718969	13.731095	17.17%	3,754,747	2009
	15.514431	11.718969	-24.46%	4,481,187	2008
	14.931111	15.514431	3.91%	4,549,902	2007
	13.633120	14.931111	9.52%	4,911,951	2006
	13.157999	13.633120	3.61%	5,135,494	2005
	12.213989	13.157999	7.73%	3,863,906	2004
	10.000000	12.213989	22.14%	414,694	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.708180	16.322204	10.97%	2,425,349	2010
	12.022368	14.708180	22.34%	2,825,576	2009
	17.817437	12.022368	-32.52%	3,393,693	2008
	17.068231	17.817437	4.39%	3,710,835	2007
	15.150749	17.068231	12.66%	3,955,464	2006
	14.386732	15.150749	5.31%	4,123,686	2005
	13.049930	14.386732	10.24%	3,102,459	2004
	10.000000	13.049930	30.50%	295,301	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.958277	13.829933	6.73%	625,997	2010
	11.500971	12.958277	12.67%	676,489	2009
	13.764795	11.500971	-16.45%	781,183	2008
	13.222235	13.764795	4.10%	735,491	2007
	12.399089	13.222235	6.64%	763,841	2006
	12.065285	12.399089	2.77%	836,076	2005
	11.448112	12.065285	5.39%	612,075	2004
	10.000000	11.448112	14.48%	36,674	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.253715	21.415526	24.12%	8,211	2010
	12.828119	17.253715	34.50%	10,944	2009
	20.529456	12.828119	-37.51%	19,092	2008
	19.408542	20.529456	5.78%	17,932	2007
	17.957407	19.408542	8.08%	21,839	2006
	16.287185	17.957407	10.25%	28,153	2005
	14.309252	16.287185	13.82%	23,261	2004
	10.000000	14.309252	43.09%	16,867	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.374022	10.202869	-1.65%	109,598	2010
	10.543640	10.374022	-1.61%	266,977	2009
	10.504794	10.543640	0.37%	260,947	2008
	10.193460	10.504794	3.05%	198,778	2007
	9.914831	10.193460	2.81%	42,714	2006
	9.818741	9.914831	0.98%	41,040	2005
	9.903114	9.818741	-0.85%	26,167	2004
	10.000000	9.903114	-0.97%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.125890	13.188528	8.76%	6,340	2010
	9.912580	12.125890	22.33%	15,997	2009
	12.186044	9.912580	-18.66%	3,547	2008
	11.843820	12.186044	2.89%	3,925	2007
	11.486246	11.843820	3.11%	6,538	2006
	11.429252	11.486246	0.50%	5,679	2005
	10.908261	11.429252	4.78%	5,264	2004
	10.000000	10.908261	9.08%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.107496	9.074632	11.93%	112,084	2010
	6.056612	8.107496	33.86%	168,053	2009
	10.000000	6.056612	-39.43%	174,158	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.542878	15.146220	4.15%	0	2010
	11.417680	14.542878	27.37%	0	2009
	21.691786	11.417680	-47.36%	0	2008
	21.476067	21.691786	1.00%	0	2007
	17.838983	21.476067	20.39%	0	2006
	16.225077	17.838983	9.95%	0	2005
	13.747723	16.225077	18.02%	0	2004
	10.000000	13.747723	37.48%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.277073	10.698968	4.11%	23,565	2010
	8.069635	10.277073	27.35%	20,778	2009
	15.323233	8.069635	-47.34%	82,504	2008
	15.172347	15.323233	0.99%	80,953	2007
	12.602422	15.172347	20.39%	15,252	2006
	11.460775	12.602422	9.96%	3,492	2005
	10.000000	11.460775	14.61%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.002281	9.079086	13.46%	73,643	2010
	6.290201	8.002281	27.22%	107,424	2009
	10.000000	6.290201	-37.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	22,918	2010
	6.278351	7.867363	25.31%	27,363	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.727184	9.611325	24.38%	113,423	2010
	6.200757	7.727184	24.62%	134,936	2009
	10.000000	6.200757	-37.99%	74,679	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	68,010	2010
	6.683090	8.575528	28.32%	90,689	2009
	10.000000	6.683090	-33.17%	129,958	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.625185	14.303860	23.04%	1,751	2010
	9.293609	11.625185	25.09%	1,940	2009
	17.675330	9.293609	-47.42%	187	2008
	16.414091	17.675330	7.68%	0	2007
	16.204980	16.414091	1.29%	0	2006
	15.293035	16.204980	5.96%	144	2005
	13.740197	15.293035	11.30%	0	2004
	10.000000	13.740197	37.40%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.832803	20.938218	24.39%	1,042	2010
	13.598602	16.832803	23.78%	1,153	2009
	20.424240	13.598602	-33.42%	648	2008
	22.387257	20.424240	-8.77%	614	2007
	19.438441	22.387257	15.17%	0	2006
	19.228790	19.438441	1.09%	0	2005
	16.711034	19.228790	15.07%	0	2004
	10.000000	16.711034	67.11%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.642299	20.456564	22.92%	7,422	2010
	12.587633	16.642299	32.21%	7,917	2009
	20.762641	12.587633	-39.37%	19,809	2008
	20.720355	20.762641	0.20%	18,965	2007
	18.851589	20.720355	9.91%	10,887	2006
	17.112344	18.851589	10.16%	7,988	2005
	14.647889	17.112344	16.82%	4,179	2004
	10.000000	14.647889	46.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.489164	13.907484	11.36%	77,334	2010
	10.113918	12.489164	23.48%	114,475	2009
	17.612883	10.113918	-42.58%	143,361	2008
	16.599700	17.612883	6.10%	104,694	2007
	14.882948	16.599700	11.54%	5,415	2006
	14.136709	14.882948	5.28%	2,960	2005
	13.122737	14.136709	7.73%	766	2004
	10.000000	13.122737	31.23%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.150814	9.130237	27.68%	2,904	2010
	5.570904	7.150814	28.36%	3,266	2009
	10.000000	5.570904	-44.29%	6	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	47,809	2010
	9.833644	10.358995	5.34%	42,633	2009
	10.000000	9.833644	-1.66%	14,771	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.268942	14.516754	9.40%	0	2010
	10.000000	13.268942	32.69%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.894070	13.761488	6.73%	149,328	2010
	10.000000	12.894070	28.94%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	73,878	2010
	10.000000	12.890526	28.91%	117,743	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.589996	15.430371	13.54%	29,777	2010
	10.772704	13.589996	26.15%	27,955	2009
	17.447646	10.772704	-38.26%	43,297	2008
	18.216874	17.447646	-4.22%	87,321	2007
	16.027747	18.216874	13.66%	31,072	2006
	15.676431	16.027747	2.24%	23,745	2005
	13.613463	15.676431	15.15%	14,103	2004
	10.000000	13.613463	36.13%	5,836	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.509835	14.231309	13.76%	2,891	2010
	9.125905	12.509835	37.08%	3,216	2009
	15.555404	9.125905	-41.33%	2,641	2008
	14.914215	15.555404	4.30%	2,073	2007
	12.916367	14.914215	15.47%	2,636	2006
	11.514872	12.916367	12.17%	934	2005
	10.000000	11.514872	15.15%	7,397	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.205285	21.854740	13.80%	0	2010
	14.012825	19.205285	37.06%	0	2009
	23.878925	14.012825	-41.32%	0	2008
	22.889771	23.878925	4.32%	0	2007
	19.829567	22.889771	15.43%	0	2006
	17.675988	19.829567	12.18%	0	2005
	15.118336	17.675988	16.92%	0	2004
	10.000000	15.118336	51.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.493278	2.802080	12.39%	3,835	2010
	2.005350	2.493278	24.33%	3,977	2009
	9.542158	2.005350	-78.98%	4,149	2008
	10.000000	9.542158	-4.58%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.559339	4.006163	12.55%	0	2010
	2.873401	3.559339	23.87%	0	2009
	13.636055	2.873401	-78.93%	0	2008
	13.931414	13.636055	-2.12%	0	2007
	12.968040	13.931414	7.43%	0	2006
	12.925822	12.968040	0.33%	0	2005
	12.087210	12.925822	6.94%	0	2004
	10.000000	12.087210	20.87%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.842381	14.629515	13.92%	86,301	2010
	10.201909	12.842381	25.88%	117,986	2009
	16.901851	10.201909	-39.64%	140,389	2008
	16.501877	16.901851	2.42%	106,718	2007
	14.620224	16.501877	12.87%	25,255	2006
	14.057759	14.620224	4.00%	36,262	2005
	13.095891	14.057759	7.34%	29,549	2004
	10.000000	13.095891	30.96%	12,123	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.136073	20.739342	21.03%	3,709	2010
	12.728842	17.136073	34.62%	2,319	2009
	20.876791	12.728842	-39.03%	34,652	2008
	21.528680	20.876791	-3.03%	17,554	2007
	19.090561	21.528680	12.77%	1,846	2006
	17.691186	19.090561	7.91%	1,318	2005
	15.093088	17.691186	17.21%	5,249	2004
	10.000000	15.093088	50.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	0	2010
	10.000000	10.845085	8.45%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	48,182	2010
	10.000000	10.924366	9.24%	55,353	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.268837	12.676525	12.49%	4,701	2010
	8.826521	11.268837	27.67%	5,398	2009
	14.640181	8.826521	-39.71%	6,238	2008
	15.843988	14.640181	-7.60%	7,751	2007
	13.897765	15.843988	14.00%	7,863	2006
	13.428187	13.897765	3.50%	16,059	2005
	12.288020	13.428187	9.28%	11,645	2004
	10.000000	12.288020	22.88%	12,001	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.438062	15.623695	8.21%	0	2010
	11.778776	14.438062	22.58%	0	2009
	21.368514	11.778776	-44.88%	0	2008
	20.051297	21.368514	6.57%	0	2007
	15.962094	20.051297	25.62%	0	2006
	14.464749	15.962094	10.35%	0	2005
	12.657435	14.464749	14.28%	0	2004
	10.000000	12.657435	26.57%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.522552	16.065673	18.81%	1,352	2010
	8.389042	13.522552	61.19%	1,521	2009
	13.546615	8.389042	-38.07%	3,091	2008
	13.054478	13.546615	3.77%	4,206	2007
	12.588642	13.054478	3.70%	4,502	2006
	12.109833	12.588642	3.95%	11,869	2005
	11.722996	12.109833	3.30%	9,773	2004
	10.000000	11.722996	17.23%	10,330	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.519755	5.20%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.555041	11.092882	5.10%	12,195	2010
	9.811712	10.555041	7.58%	12,531	2009
	11.141221	9.811712	-11.93%	140,994	2008
	10.767281	11.141221	3.47%	128,835	2007
	10.570988	10.767281	1.86%	15,671	2006
	10.341028	10.570988	2.22%	14,522	2005
	10.103021	10.341028	2.36%	7,160	2004
	10.000000	10.103021	1.03%	1,203	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.306051	19.757979	7.93%	0	2010
	14.305301	18.306051	27.97%	0	2009
	17.108171	14.305301	-16.38%	0	2008
	16.351154	17.108171	4.63%	0	2007
	15.003777	16.351154	8.98%	0	2006
	13.603850	15.003777	10.29%	0	2005
	12.565569	13.603850	8.26%	0	2004
	10.000000	12.565569	25.66%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.785792	17.86%	1,181	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.133716	13.406772	10.49%	1,353	2010
	9.709703	12.133716	24.96%	1,389	2009
	15.889862	9.709703	-38.89%	1,427	2008
	14.695379	15.889862	8.13%	1,466	2007
	13.143112	14.695379	11.81%	1,503	2006
	12.288195	13.143112	6.96%	1,610	2005
	11.393076	12.288195	7.86%	823	2004
	10.000000	11.393076	13.93%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.735954	10.847960	11.42%	0	2010
	8.574167	9.735954	13.55%	0	2009
	12.298939	8.574167	-30.29%	0	2008
	11.623498	12.298939	5.81%	0	2007
	10.538613	11.623498	10.29%	0	2006
	10.205925	10.538613	3.26%	0	2005
	10.000000	10.205925	2.06%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.593441	25.93%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.015289	16.227809	24.68%	53	2010
	8.669611	13.015289	50.13%	0	2009
	15.049258	8.669611	-42.39%	0	2008
	13.446106	15.049258	11.92%	0	2007
	11.137041	13.446106	20.73%	0	2006
	10.657996	11.137041	4.49%	0	2005
	10.000000	10.657996	6.58%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.904076	12.531819	5.27%	0	2010
	10.807500	11.904076	10.15%	0	2009
	10.732239	10.807500	0.70%	0	2008
	10.277002	10.732239	4.43%	0	2007
	10.064827	10.277002	2.11%	0	2006
	10.042663	10.064827	0.22%	0	2005
	10.000000	10.042663	0.43%	0	2004*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.544166	13.909280	10.88%	0	2010
	10.603437	12.544166	18.30%	0	2009
	18.189134	10.603437	-41.70%	0	2008
	17.647693	18.189134	3.07%	0	2007
	15.345688	17.647693	15.00%	0	2006
	14.924373	15.345688	2.82%	0	2005
	13.650578	14.924373	9.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.962213	22.352056	24.44%	855	2010
	12.808888	17.962213	40.23%	931	2009
	20.280642	12.808888	-36.84%	913	2008
	20.322877	20.280642	-0.21%	0	2007
	18.102480	20.322877	12.27%	0	2006
	17.269419	18.102480	4.82%	0	2005
	14.753808	17.269419	17.05%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.143769	12.548450	3.33%	777	2010
	11.208821	12.143769	8.34%	773	2009
	11.586742	11.208821	-3.26%	943	2008
	10.766075	11.586742	7.62%	515	2007
	10.780625	10.766075	-0.13%	12	2006
	10.797814	10.780625	-0.16%	115	2005
	10.381319	10.797814	4.01%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.747063	14.267325	11.93%	0	2010
	11.010527	12.747063	15.77%	0	2009
	17.161150	11.010527	-35.84%	0	2008
	17.535595	17.161150	-2.14%	0	2007
	15.270469	17.535595	14.83%	0	2006
	14.862410	15.270469	2.75%	0	2005
	13.430573	14.862410	10.66%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.997954	14.032244	16.96%	21	2010
	9.403101	11.997954	27.60%	155	2009
	12.671625	9.403101	-25.79%	155	2008
	13.212452	12.671625	-4.09%	0	2007
	11.179195	13.212452	18.19%	0	2006
	10.000000	11.179195	11.79%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.039340	12.989971	7.90%	2,038	2010
	10.000000	12.039340	20.39%	308	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.819340	20.803816	23.69%	853	2010
	13.685299	16.819340	22.90%	0	2009
	20.152227	13.685299	-32.09%	64	2008
	20.637860	20.152227	-2.35%	0	2007
	18.349446	20.637860	12.47%	0	2006
	17.406733	18.349446	5.42%	0	2005
	14.528180	17.406733	19.81%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.186156	14.846420	12.59%	185	2010
	10.642399	13.186156	23.90%	156	2009
	17.273254	10.642399	-38.39%	156	2008
	16.738134	17.273254	3.20%	156	2007
	14.779410	16.738134	13.25%	0	2006
	14.395982	14.779410	2.66%	0	2005
	13.271042	14.395982	8.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.274808	15.012509	13.09%	298	2010
	11.048421	13.274808	20.15%	305	2009
	15.993261	11.048421	-30.92%	289	2008
	15.227945	15.993261	5.03%	0	2007
	13.330040	15.227945	14.24%	0	2006
	13.023645	13.330040	2.35%	0	2005
	12.642473	13.023645	3.02%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.453440	13.442566	28.59%	0	2010
	8.455719	10.453440	23.63%	0	2009
	13.823627	8.455719	-38.83%	0	2008
	15.852187	13.823627	-12.80%	0	2007
	15.577163	15.852187	1.77%	0	2006
	15.011664	15.577163	3.77%	0	2005
	13.752253	15.011664	9.16%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.853273	14.278441	11.09%	0	2010
	11.544152	12.853273	11.34%	0	2009
	16.697871	11.544152	-30.86%	0	2008
	15.494317	16.697871	7.77%	0	2007
	13.613103	15.494317	13.82%	0	2006
	13.617010	13.613103	-0.03%	0	2005
	12.932963	13.617010	5.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.684949	12.437648	6.44%	0	2010
	9.892964	11.684949	18.11%	0	2009
	10.886287	9.892964	-9.12%	0	2008
	10.534096	10.886287	3.34%	0	2007
	10.311577	10.534096	2.16%	0	2006
	10.386894	10.311577	-0.73%	0	2005
	10.227007	10.386894	1.56%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.983046	12.150921	10.63%	0	2010
	9.013726	10.983046	21.85%	0	2009
	12.253843	9.013726	-26.44%	187	2008
	11.498450	12.253843	6.57%	187	2007
	10.674147	11.498450	7.72%	0	2006
	10.000000	10.674147	6.74%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.878412	12.225863	12.39%	15,184	2010
	8.608870	10.878412	26.36%	13,604	2009
	13.032776	8.608870	-33.94%	1,444	2008
	12.057567	13.032776	8.09%	175	2007
	10.980252	12.057567	9.81%	0	2006
	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.626980	12.106430	13.92%	0	2010
	8.241245	10.626980	28.95%	0	2009
	13.560199	8.241245	-39.22%	167	2008
	12.419828	13.560199	9.18%	1,242	2007
	11.188000	12.419828	11.01%	0	2006
	10.000000	11.188000	11.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.256559	16.699118	17.13%	1,638	2010
	9.827752	14.256559	45.06%	22,077	2009
	21.928129	9.827752	-55.18%	2,396	2008
	15.317890	21.928129	43.15%	765	2007
	13.361898	15.317890	14.64%	0	2006
	10.000000	13.361898	33.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.077943	14.773512	12.97%	1,524	2010
	10.243100	13.077943	27.68%	1,045	2009
	18.221859	10.243100	-43.79%	825	2008
	18.305796	18.221859	-0.46%	5	2007
	15.527052	18.305796	17.90%	5	2006
	14.961372	15.527052	3.78%	54	2005
	13.863001	14.961372	9.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.350891	15.038201	21.76%	4,446	2010
	9.818689	12.350891	25.79%	4,425	2009
	18.957269	9.818689	-48.21%	4,425	2008
	15.227262	18.957269	24.50%	4,425	2007
	14.534623	15.227262	4.77%	4,425	2006
	14.014115	14.534623	3.71%	2,725	2005
	13.824807	14.014115	1.37%	891	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.903128	12.583969	5.72%	10,321	2010
	10.486729	11.903128	13.51%	12,712	2009
	11.050614	10.486729	-5.10%	12,444	2008
	10.801590	11.050614	2.31%	10,058	2007
	10.551419	10.801590	2.37%	0	2006
	10.533806	10.551419	0.17%	233	2005
	10.285049	10.533806	2.42%	185	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.784455	26.269023	26.39%	5,638	2010
	15.129524	20.784455	37.38%	5,992	2009
	25.485691	15.129524	-40.64%	5,650	2008
	22.480669	25.485691	13.37%	4,713	2007
	20.344994	22.480669	10.50%	4,548	2006
	17.536354	20.344994	16.02%	2,914	2005
	14.310920	17.536354	22.54%	999	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.486318	19.394554	10.91%	0	2010
	14.093416	17.486318	24.07%	0	2009
	25.584618	14.093416	-44.91%	0	2008
	22.237317	25.584618	15.05%	0	2007
	19.207179	22.237317	15.78%	0	2006
	16.448793	19.207179	16.77%	0	2005
	14.767132	16.448793	11.39%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.703127	12.979860	10.91%	8,221	2010
	9.433879	11.703127	24.05%	8,188	2009
	17.121508	9.433879	-44.90%	8,009	2008
	14.880550	17.121508	15.06%	6,993	2007
	12.848462	14.880550	15.82%	7,121	2006
	11.007058	12.848462	16.73%	5,492	2005
	10.000000	11.007058	10.07%	913	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.361985	20.320293	24.19%	0	2010
	10.591596	16.361985	54.48%	0	2009
	22.119403	10.591596	-52.12%	0	2008
	21.342734	22.119403	3.64%	0	2007
	18.714880	21.342734	14.04%	0	2006
	18.586546	18.714880	0.69%	0	2005
	16.609312	18.586546	11.90%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.423613	11.545028	10.76%	6,464	2010
	7.820175	10.423613	33.29%	6,610	2009
	11.309545	7.820175	-30.85%	6,790	2008
	11.089575	11.309545	1.98%	14,788	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.283583	15.753624	18.59%	1,654	2010
	11.515964	13.283583	15.35%	1,444	2009
	16.070457	11.515964	-28.34%	1,582	2008
	16.801516	16.070457	-4.35%	1,473	2007
	14.592554	16.801516	15.14%	1,897	2006
	14.352427	14.592554	1.67%	1,613	2005
	13.153838	14.352427	9.11%	140	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.248238	21.740456	26.04%	1,225	2010
	13.585543	17.248238	26.96%	2,504	2009
	20.633488	13.585543	-34.16%	169	2008
	21.504134	20.633488	-4.05%	2,157	2007
	18.699566	21.504134	15.00%	0	2006
	17.488770	18.699566	6.92%	0	2005
	14.377069	17.488770	21.64%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.425280	9.131381	8.38%	5,663	2010
	6.580310	8.425280	28.04%	5,415	2009
	10.000000	6.580310	-34.20%	5,274	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.929517	18.401423	15.52%	0	2010
	9.386828	15.929517	69.70%	0	2009
	20.177308	9.386828	-53.48%	0	2008
	15.950638	20.177308	26.50%	2,654	2007
	12.659782	15.950638	25.99%	0	2006
	10.000000	12.659782	26.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.544458	19.761922	6.57%	0	2010
	13.765906	18.544458	34.71%	0	2009
	23.488672	13.765906	-41.39%	0	2008
	20.697739	23.488672	13.48%	0	2007
	17.336712	20.697739	19.39%	0	2006
	16.007833	17.336712	8.30%	0	2005
	13.738938	16.007833	16.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.323294	14.198002	6.57%	1,632	2010
	9.878973	13.323294	34.87%	1,640	2009
	16.860430	9.878973	-41.41%	6,623	2008
	14.858498	16.860430	13.47%	4,601	2007
	12.444050	14.858498	19.40%	0	2006
	11.493980	12.444050	8.27%	0	2005
	10.000000	11.493980	14.94%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.406054	16.197573	12.44%	647	2010
	12.347800	14.406054	16.67%	566	2009
	11.827254	12.347800	4.40%	1,116	2008
	10.837251	11.827254	9.14%	0	2007
	9.769439	10.837251	10.93%	0	2006
	10.000000	9.769439	-2.31%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306861	3.07%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.281443	12.81%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.394415	12.904006	13.25%	0	2010
	9.602077	11.394415	18.67%	0	2009
	17.025992	9.602077	-43.60%	133	2008
	15.503092	17.025992	9.82%	133	2007
	14.869670	15.503092	4.26%	0	2006
	13.931024	14.869670	6.74%	0	2005
	13.327906	13.931024	4.53%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.270311	17.783741	16.46%	3,416	2010
	10.940464	15.270311	39.58%	3,515	2009
	21.051206	10.940464	-48.03%	3,229	2008
	19.373679	21.051206	8.66%	3,154	2007
	16.952019	19.373679	14.29%	3,231	2006
	15.781943	16.952019	7.41%	3,289	2005
	13.928124	15.781943	13.31%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.829411	12.637243	6.83%	97	2010
	10.000000	11.829411	18.29%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.542513	16.518952	6.28%	0	2010
	12.590316	15.542513	23.45%	0	2009
	15.258723	12.590316	-17.49%	0	2008
	14.075967	15.258723	8.40%	0	2007
	12.968104	14.075967	8.54%	0	2006
	12.253040	12.968104	5.84%	0	2005
	11.510347	12.253040	6.45%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.072129	18.916137	4.67%	117	2010
	12.590862	18.072129	43.53%	243	2009
	23.000687	12.590862	-45.26%	248	2008
	17.126273	23.000687	34.30%	55	2007
	15.966132	17.126273	7.27%	0	2006
	14.429549	15.966132	10.65%	0	2005
	12.443207	14.429549	15.96%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.224707	12.25%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.145093	27.217860	22.91%	1,089	2010
	12.580348	22.145093	76.03%	1,986	2009
	26.780755	12.580348	-53.02%	2,195	2008
	21.273952	26.780755	25.89%	536	2007
	14.752026	21.273952	44.21%	209	2006
	11.366872	14.752026	29.78%	0	2005
	10.000000	11.366872	13.67%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.610823	40.076870	22.89%	0	2010
	18.525861	32.610823	76.03%	0	2009
	39.453098	18.525861	-53.04%	0	2008
	31.353876	39.453098	25.83%	0	2007
	21.751682	31.353876	44.14%	0	2006
	16.770150	21.751682	29.70%	0	2005
	14.374069	16.770150	16.67%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.485705	14.867490	10.25%	0	2010
	9.862928	13.485705	36.73%	0	2009
	15.921605	9.862928	-38.05%	0	2008
	14.589933	15.921605	9.13%	0	2007
	13.831269	14.589933	5.49%	0	2006
	13.499205	13.831269	2.46%	0	2005
	12.600490	13.499205	7.13%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.416671	16.854563	9.33%	4,238	2010
	12.807783	15.416671	20.37%	5,267	2009
	19.372778	12.807783	-33.89%	1,462	2008
	18.318570	19.372778	5.75%	7	2007
	15.463522	18.318570	18.46%	8	2006
	14.774696	15.463522	4.66%	81	2005
	13.089582	14.774696	12.87%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.720815	7.21%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.768292	11.702328	8.67%	0	2010
	8.720225	10.768292	23.49%	0	2009
	12.507949	8.720225	-31.55%	0	2008
	11.905103	12.507949	5.06%	1,120	2007
	10.967599	11.905103	8.55%	1,123	2006
	10.728023	10.967599	2.23%	1,125	2005
	10.000000	10.728023	7.28%	1,128	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.957615	11.943459	19.94%	0	2010
	7.530839	9.957615	32.22%	0	2009
	14.303521	7.530839	-47.35%	464	2008
	14.099226	14.303521	1.45%	2,543	2007
	11.617583	14.099226	21.36%	0	2006
	10.000000	11.617583	16.18%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.924075	10.270957	3.50%	1,536	2010
	8.908440	9.924075	11.40%	4,239	2009
	10.468312	8.908440	-14.90%	7,360	2008
	10.165281	10.468312	2.98%	9,133	2007
	9.923615	10.165281	2.44%	0	2006
	9.951131	9.923615	-0.28%	0	2005
	10.044958	9.951131	-0.93%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.049179	12.991554	17.58%	0	2010
	9.156748	11.049179	20.67%	0	2009
	15.390616	9.156748	-40.50%	0	2008
	15.578070	15.390616	-1.20%	0	2007
	15.056025	15.578070	3.47%	0	2006
	14.884370	15.056025	1.15%	0	2005
	13.534262	14.884370	9.98%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.011216	15.713411	20.77%	0	2010
	10.071209	13.011216	29.19%	247	2009
	16.919113	10.071209	-40.47%	506	2008
	15.995506	16.919113	5.77%	4,494	2007
	14.310433	15.995506	11.78%	0	2006
	13.623033	14.310433	5.05%	0	2005
	12.233952	13.623033	11.35%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.408774	13.802178	11.23%	4,193	2010
	10.000000	12.408774	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.119112	10.041443	10.11%	33,733	2010
	7.516796	9.119112	21.32%	33,183	2009
	10.889310	7.516796	-30.97%	52,615	2008
	10.437649	10.889310	4.33%	35,408	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.301441	10.732937	4.19%	9,496	2010
	9.344260	10.301441	10.24%	9,111	2009
	10.547109	9.344260	-11.40%	34,141	2008
	10.419772	10.547109	1.22%	32,978	2007
	10.000000	10.419772	4.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.117159	11.069150	9.41%	1,733	2010
	7.268248	10.117159	39.20%	1,670	2009
	12.049870	7.268248	-39.68%	2,017	2008
	10.719544	12.049870	12.41%	387	2007
	10.000000	10.719544	7.20%	403	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.431393	9.796069	16.19%	3,215	2010
	6.180334	8.431393	36.42%	3,773	2009
	11.270518	6.180334	-45.16%	3,830	2008
	10.247234	11.270518	9.99%	2,397	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.648876	8.344149	9.09%	3,467	2010
	5.953882	7.648876	28.47%	3,533	2009
	9.779553	5.953882	-39.12%	46,151	2008
	10.000000	9.779553	-2.20%	36,028	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.525859	16.157331	11.23%	0	2010
	10.121237	14.525859	43.52%	0	2009
	14.298459	10.121237	-29.21%	0	2008
	14.104945	14.298459	1.37%	0	2007
	12.972635	14.104945	8.73%	192	2006
	12.889538	12.972635	0.64%	193	2005
	11.909907	12.889538	8.23%	154	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.661664	12.972115	11.24%	3,537	2010
	8.121026	11.661664	43.60%	3,381	2009
	11.490054	8.121026	-29.32%	4,106	2008
	11.330863	11.490054	1.40%	1,940	2007
	10.421681	11.330863	8.72%	4	2006
	10.000000	10.421681	4.22%	39	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.661662	8.690267	13.43%	0	2010
	5.095443	7.661662	50.36%	0	2009
	10.000000	5.095443	-49.05%	273	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.879127	9.570204	21.46%	4,260	2010
	6.106026	7.879127	29.04%	8,981	2009
	10.000000	6.106026	-38.94%	10,586	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.051675	9.098629	13.00%	0	2010
	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.302682	10.096181	8.53%	0	2010
	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.760766	9.678850	10.48%	199	2010
	7.177820	8.760766	22.05%	108	2009
	10.000000	7.177820	-28.22%	25	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.049218	10.550197	4.99%	7,734	2010
	9.045270	10.049218	11.10%	3,000	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.032136	9.888232	9.48%	3,818	2010
	7.534670	9.032136	19.87%	3,848	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.480594	9.446193	11.39%	20,100	2010
	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	31	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.574869	10.262408	7.18%	0	2010
	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.472120	10.991856	4.96%	1,696	2010
	9.810381	10.472120	6.75%	4,494	2009
	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.235352	11.940533	6.28%	0	2010
	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.543435	37.081218	13.94%	0	2010
	20.299459	32.543435	60.32%	0	2009
	49.088004	20.299459	-58.65%	0	2008
	34.396680	49.088004	42.71%	0	2007
	25.668285	34.396680	34.00%	0	2006
	19.731390	25.668285	30.09%	0	2005
	16.666436	19.731390	18.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.458594	22.167239	13.92%	1,103	2010
	12.137596	19.458594	60.32%	11,630	2009
	29.304806	12.137596	-58.58%	1,131	2008
	20.497800	29.304806	42.97%	75	2007
	15.269326	20.497800	34.24%	3	2006
	11.723703	15.269326	30.24%	30	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.841388	12.196707	3.00%	3,624	2010
	11.730769	11.841388	0.94%	7,020	2009
	11.078405	11.730769	5.89%	8,291	2008
	10.518089	11.078405	5.33%	7,014	2007
	10.353547	10.518089	1.59%	0	2006
	10.199242	10.353547	1.51%	0	2005
	10.047839	10.199242	1.51%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.928966	7.696934	11.08%	19	2010
	5.445149	6.928966	27.25%	0	2009
	10.000000	5.445149	-45.55%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.241771	8.701155	5.57%	938	2010
	6.519215	8.241771	26.42%	979	2009
	11.653883	6.519215	-44.06%	1,026	2008
	10.838892	11.653883	7.52%	1,472	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.148905	17.070018	12.68%	14,400	2010
	12.114945	15.148905	25.04%	14,404	2009
	19.514699	12.114945	-37.92%	14,409	2008
	18.737590	19.514699	4.15%	13,610	2007
	16.309572	18.737590	14.89%	13,612	2006
	15.371603	16.309572	6.10%	13,573	2005
	13.713835	15.371603	12.09%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	0	2010
	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.001664	12.492878	4.09%	10,079	2010
	11.192423	12.001664	7.23%	10,079	2009
	12.115711	11.192423	-7.62%	12,564	2008
	11.696954	12.115711	3.58%	10,079	2007
	11.207819	11.696954	4.36%	10,079	2006
	11.036156	11.207819	1.56%	10,079	2005
	10.727911	11.036156	2.87%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.683133	14.918601	9.03%	88,972	2010
	11.683976	13.683133	17.11%	99,631	2009
	15.475992	11.683976	-24.50%	98,366	2008
	14.901735	15.475992	3.85%	82,027	2007
	13.613200	14.901735	9.47%	62,971	2006
	13.145442	13.613200	3.56%	62,950	2005
	12.208544	13.145442	7.67%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.656816	16.256941	10.92%	17,277	2010
	11.986491	14.656816	22.28%	13,613	2009
	17.773319	11.986491	-32.56%	14,471	2008
	17.034678	17.773319	4.34%	11,359	2007
	15.128634	17.034678	12.60%	379	2006
	14.373021	15.128634	5.26%	381	2005
	13.044111	14.373021	10.19%	383	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.913074	13.774685	6.67%	3,081	2010
	11.466673	12.913074	12.61%	3,024	2009
	13.730727	11.466673	-16.49%	2,953	2008
	13.196251	13.730727	4.05%	8,642	2007
	12.380997	13.196251	6.58%	7,419	2006
	12.053788	12.380997	2.71%	8,783	2005
	11.443024	12.053788	5.34%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.193492	21.329936	24.06%	192	2010
	12.789853	17.193492	34.43%	201	2009
	20.478657	12.789853	-37.55%	525	2008
	19.370427	20.478657	5.72%	311	2007
	17.931223	19.370427	8.03%	0	2006
	16.271674	17.931223	10.20%	0	2005
	14.302891	16.271674	13.76%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.337602	10.161875	-1.70%	9,693	2010
	10.511969	10.337602	-1.66%	12,852	2009
	10.478564	10.511969	0.32%	25,808	2008
	10.173209	10.478564	3.00%	14,329	2007
	9.900155	10.173209	2.76%	5,271	2006
	9.809182	9.900155	0.93%	5,271	2005
	9.898507	9.809182	-0.90%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.083619	13.135866	8.71%	2,731	2010
	9.883035	12.083619	22.27%	2,650	2009
	12.155901	9.883035	-18.70%	4,334	2008
	11.820574	12.155901	2.84%	3,169	2007
	11.469514	11.820574	3.06%	2,987	2006
	11.418383	11.469514	0.45%	2,652	2005
	10.903410	11.418383	4.72%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.100611	9.062326	11.87%	9,750	2010
	6.054548	8.100611	33.79%	12,186	2009
	10.000000	6.054548	-39.45%	12,582	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.493621	15.087246	4.10%	0	2010
	11.384808	14.493621	27.31%	0	2009
	21.640374	11.384808	-47.39%	0	2008
	21.436127	21.640374	0.95%	0	2007
	17.814837	21.436127	20.33%	0	2006
	16.211333	17.814837	9.89%	0	2005
	13.743055	16.211333	17.96%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.247542	10.662797	4.05%	353	2010
	8.050535	10.247542	27.29%	293	2009
	15.294761	8.050535	-47.36%	3,238	2008
	15.151912	15.294761	0.94%	5,087	2007
	12.591824	15.151912	20.33%	234	2006
	11.456941	12.591824	9.91%	299	2005
	10.000000	11.456941	14.57%	183	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.995483	9.066774	13.40%	2,535	2010
	6.288065	7.995483	27.15%	5,086	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	0	2010
	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.720646	9.598319	24.32%	3,299	2010
	6.198650	7.720646	24.55%	4,433	2009
	10.000000	6.198650	-38.01%	3,324	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.568256	10.076273	17.60%	2,823	2010
	6.680815	8.568256	28.25%	4,172	2009
	10.000000	6.680815	-33.19%	6,252	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.584600	14.246687	22.98%	1,375	2010
	9.265881	11.584600	25.02%	1,375	2009
	17.631567	9.265881	-47.45%	1,375	2008
	16.381818	17.631567	7.63%	0	2007
	16.181325	16.381818	1.24%	0	2006
	15.278441	16.181325	5.91%	0	2005
	13.734078	15.278441	11.24%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.774034	20.854531	24.33%	430	2010
	13.558015	16.774034	23.72%	472	2009
	20.373659	13.558015	-33.45%	489	2008
	22.343246	20.373659	-8.82%	0	2007
	19.410077	22.343246	15.11%	0	2006
	19.210467	19.410077	1.04%	0	2005
	16.703594	19.210467	15.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.584203	20.374791	22.86%	4,827	2010
	12.550074	16.584203	32.14%	5,332	2009
	20.711245	12.550074	-39.40%	6,105	2008
	20.679636	20.711245	0.15%	4,875	2007
	18.824087	20.679636	9.86%	4,239	2006
	17.096036	18.824087	10.11%	4,344	2005
	14.641372	17.096036	16.77%	124	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.445536	13.851856	11.30%	3,291	2010
	10.083723	12.445536	23.42%	5,859	2009
	17.569268	10.083723	-42.61%	7,158	2008
	16.567058	17.569268	6.05%	3,618	2007
	14.861207	16.567058	11.48%	167	2006
	14.123216	14.861207	5.23%	304	2005
	13.116888	14.123216	7.67%	243	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.144713	9.117820	27.62%	2,168	2010
	5.569001	7.144713	28.29%	2,348	2009
	10.000000	5.569001	-44.31%	2,162	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.350221	10.420487	0.68%	2,895	2010
	9.830311	10.350221	5.29%	2,595	2009
	10.000000	9.830311	-1.70%	1,204	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.264444	14.504444	9.35%	0	2010
	10.000000	13.264444	32.64%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.889699	13.749831	6.67%	8,228	2010
	10.000000	12.889699	28.90%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.886142	13.471087	4.54%	3,914	2010
	10.000000	12.886142	28.86%	6,442	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.542579	15.368721	13.48%	1,467	2010
	10.740570	13.542579	26.09%	1,128	2009
	17.404482	10.740570	-38.29%	1,617	2008
	18.181092	17.404482	-4.27%	2,555	2007
	16.004374	18.181092	13.60%	0	2006
	15.661506	16.004374	2.19%	0	2005
	13.607406	15.661506	15.10%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.473864	14.183191	13.70%	2,590	2010
	9.104287	12.473864	37.01%	2,647	2009
	15.526471	9.104287	-41.36%	2,938	2008
	14.894095	15.526471	4.25%	1,134	2007
	12.905485	14.894095	15.41%	0	2006
	11.511004	12.905485	12.11%	0	2005
	10.000000	11.511004	15.11%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.138232	21.767378	13.74%	0	2010
	13.971006	19.138232	36.99%	0	2009
	23.819814	13.971006	-41.35%	0	2008
	22.844786	23.819814	4.27%	0	2007
	19.800617	22.844786	15.37%	0	2006
	17.659123	19.800617	12.13%	0	2005
	15.111597	17.659123	16.86%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.489887	2.796840	12.33%	0	2010
	2.003648	2.489887	24.27%	0	2009
	9.538923	2.003648	-79.00%	0	2008
	10.000000	9.538923	-4.61%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.546921	3.990148	12.50%	0	2010
	2.864821	3.546921	23.81%	0	2009
	13.602291	2.864821	-78.94%	0	2008
	13.904025	13.602291	-2.17%	0	2007
	12.949106	13.904025	7.37%	0	2006
	12.913506	12.949106	0.28%	0	2005
	12.081836	12.913506	6.88%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.797538	14.571030	13.86%	3,137	2010
	10.171462	12.797538	25.82%	26,103	2009
	16.860008	10.171462	-39.67%	6,019	2008
	16.469437	16.860008	2.37%	3,280	2007
	14.598881	16.469437	12.81%	0	2006
	14.044359	14.598881	3.95%	0	2005
	13.090067	14.044359	7.29%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.076263	20.656451	20.97%	276	2010
	12.690879	17.076263	34.56%	288	2009
	20.825139	12.690879	-39.06%	2,468	2008
	21.486399	20.825139	-3.08%	868	2007
	19.062727	21.486399	12.71%	2	2006
	17.674345	19.062727	7.86%	22	2005
	15.086384	17.674345	17.15%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.841398	11.655907	7.51%	98	2010
	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.920652	11.291696	3.40%	5,427	2010
	10.000000	10.920652	9.21%	1,886	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.230666	12.627166	12.43%	0	2010
	8.801105	11.230666	27.61%	0	2009
	14.605472	8.801105	-39.74%	0	2008
	15.814500	14.605472	-7.65%	0	2007
	13.878937	15.814500	13.95%	0	2006
	13.416801	13.878937	3.44%	0	2005
	12.283848	13.416801	9.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.389186	15.562903	8.16%	0	2010
	11.744881	14.389186	22.51%	0	2009
	21.317895	11.744881	-44.91%	0	2008
	20.014021	21.317895	6.51%	0	2007
	15.940489	20.014021	25.55%	0	2006
	14.452492	15.940489	10.30%	0	2005
	12.653145	14.452492	14.22%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.476794	16.003190	18.75%	0	2010
	8.364903	13.476794	61.11%	0	2009
	13.514512	8.364903	-38.10%	0	2008
	13.030197	13.514512	3.72%	0	2007
	12.571599	13.030197	3.65%	0	2006
	12.099565	12.571599	3.90%	0	2005
	11.719017	12.099565	3.25%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.516214	5.16%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.519334	11.049723	5.04%	2,143	2010
	9.783489	10.519334	7.52%	2,336	2009
	11.114815	9.783489	-11.98%	7,415	2008
	10.747251	11.114815	3.42%	6,293	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.241042	19.677809	7.88%	0	2010
	14.261747	18.241042	27.90%	0	2009
	17.064754	14.261747	-16.43%	0	2008
	16.318002	17.064754	4.58%	0	2007
	14.980954	16.318002	8.92%	0	2006
	13.590037	14.980954	10.23%	0	2005
	12.559190	13.590037	8.21%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.781807	17.82%	117	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.094407	13.356549	10.44%	0	2010
	9.683170	12.094407	24.90%	0	2009
	15.854512	9.683170	-38.92%	0	2008
	14.670192	15.854512	8.07%	0	2007
	13.127241	14.670192	11.75%	0	2006
	12.279581	13.127241	6.90%	0	2005
	11.390884	12.279581	7.80%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.710622	10.814236	11.37%	0	2010
	8.556198	9.710622	13.49%	0	2009
	12.279411	8.556198	-30.32%	0	2008
	11.610972	12.279411	5.76%	0	2007
	10.532595	11.610972	10.24%	0	2006
	10.205274	10.532595	3.21%	0	2005
	10.000000	10.205274	2.05%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.590498	25.90%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.981380	16.177314	24.62%	0	2010
	8.651424	12.981380	50.05%	0	2009
	15.025354	8.651424	-42.42%	0	2008
	13.431621	15.025354	11.87%	0	2007
	11.130676	13.431621	20.67%	0	2006
	10.657317	11.130676	4.44%	0	2005
	10.000000	10.657317	6.57%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.873089	12.492846	5.22%	0	2010
	10.784853	11.873089	10.09%	0	2009
	10.715197	10.784853	0.65%	0	2008
	10.265928	10.715197	4.38%	0	2007
	10.059079	10.265928	2.06%	0	2006
	10.042021	10.059079	0.17%	0	2005
	10.000000	10.042021	0.42%	0	2004*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.500366	13.853680	10.83%	5,277	2010
	10.571782	12.500366	18.24%	6,184	2009
	18.144090	10.571782	-41.73%	6,866	2008
	17.612985	18.144090	3.02%	8,708	2007
	15.323276	17.612985	14.94%	9,417	2006
	14.910135	15.323276	2.77%	11,919	2005
	13.644490	14.910135	9.28%	12,210	2004
	10.000000	13.644490	36.44%	4,223	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.899440	22.262631	24.38%	9,647	2010
	12.770620	17.899440	40.16%	8,105	2009
	20.230378	12.770620	-36.87%	7,611	2008
	20.282891	20.230378	-0.26%	0	2007
	18.076044	20.282891	12.21%	0	2006
	17.252945	18.076044	4.77%	0	2005
	14.747238	17.252945	16.99%	0	2004
	10.000000	14.747238	47.47%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.100594	12.497477	3.28%	91,113	2010
	11.174654	12.100594	8.29%	83,672	2009
	11.557301	11.174654	-3.31%	91,488	2008
	10.744215	11.557301	7.57%	34,516	2007
	10.764197	10.744215	-0.19%	25,900	2006
	10.786832	10.764197	-0.21%	11,789	2005
	10.376039	10.786832	3.96%	2,422	2004
	10.000000	10.376039	3.76%	168	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.702518	14.210230	11.87%	927	2010
	10.977647	12.702518	15.71%	1,416	2009
	17.118633	10.977647	-35.87%	1,484	2008
	17.501112	17.118633	-2.19%	3,771	2007
	15.248165	17.501112	14.78%	3,087	2006
	14.848231	15.248165	2.69%	3,918	2005
	13.424590	14.848231	10.60%	3,942	2004
	10.000000	13.424590	34.25%	3,596	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.969492	13.991845	16.90%	59,211	2010
	9.385566	11.969492	27.53%	70,302	2009
	12.654442	9.385566	-25.83%	48,775	2008
	13.201290	12.654442	-4.14%	38,858	2007
	11.175422	13.201290	18.13%	26,057	2006
	10.000000	11.175422	11.75%	3,935	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.035254	12.978965	7.84%	0	2010
	10.000000	12.035254	20.35%	4,513	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.760592	20.720623	23.63%	115,826	2010
	13.644443	16.760592	22.84%	8,561	2009
	20.102320	13.644443	-32.13%	7,522	2008
	20.597299	20.102320	-2.40%	3,362	2007
	18.322676	20.597299	12.41%	0	2006
	17.390155	18.322676	5.36%	0	2005
	14.521723	17.390155	19.75%	0	2004
	10.000000	14.521723	45.22%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.140125	14.787085	12.53%	50,722	2010
	10.610643	13.140125	23.84%	55,199	2009
	17.230487	10.610643	-38.42%	59,265	2008
	16.705238	17.230487	3.14%	55,139	2007
	14.757838	16.705238	13.20%	52,395	2006
	14.382267	14.757838	2.61%	43,417	2005
	13.265137	14.382267	8.42%	18,195	2004
	10.000000	13.265137	32.65%	732	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.228460	14.952491	13.03%	10,694	2010
	11.015450	13.228460	20.09%	8,471	2009
	15.953656	11.015450	-30.95%	7,575	2008
	15.198002	15.953656	4.97%	3,381	2007
	13.310580	15.198002	14.18%	4,605	2006
	13.011223	13.310580	2.30%	2,822	2005
	12.636845	13.011223	2.96%	1,572	2004
	10.000000	12.636845	26.37%	1,572	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.416903	13.388778	28.53%	0	2010
	8.430458	10.416903	23.56%	0	2009
	13.789376	8.430458	-38.86%	0	2008
	15.821007	13.789376	-12.84%	0	2007
	15.554423	15.821007	1.71%	0	2006
	14.997346	15.554423	3.71%	0	2005
	13.746125	14.997346	9.10%	0	2004
	10.000000	13.746125	37.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.808384	14.221336	11.03%	190	2010
	11.509681	12.808384	11.28%	0	2009
	16.656504	11.509681	-30.90%	0	2008
	15.463850	16.656504	7.71%	0	2007
	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	282	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.644119	12.387889	6.39%	40,677	2010
	9.863406	11.644119	18.05%	46,595	2009
	10.859284	9.863406	-9.17%	50,634	2008
	10.513347	10.859284	3.29%	50,647	2007
	10.296493	10.513347	2.11%	14,925	2006
	10.376971	10.296493	-0.78%	10,510	2005
	10.222441	10.376971	1.51%	1,998	2004
	10.000000	10.222441	2.22%	1,064	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.956998	12.115952	10.58%	114,755	2010
	8.996925	10.956998	21.79%	130,153	2009
	12.237236	8.996925	-26.48%	151,050	2008
	11.488747	12.237236	6.51%	116,290	2007
	10.670550	11.488747	7.67%	74,427	2006
	10.000000	10.670550	6.71%	12,413	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.852605	12.190669	12.33%	472,376	2010
	8.592820	10.852605	26.30%	493,722	2009
	13.015105	8.592820	-33.98%	521,128	2008
	12.047375	13.015105	8.03%	525,871	2007
	10.976545	12.047375	9.76%	483,641	2006
	10.000000	10.976545	9.77%	153,115	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.601792	12.071604	13.86%	111,251	2010
	8.225886	10.601792	28.88%	114,090	2009
	13.541827	8.225886	-39.26%	118,785	2008
	12.409354	13.541827	9.13%	110,989	2007
	11.184232	12.409354	10.95%	88,048	2006
	10.000000	11.184232	11.84%	40,411	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.222735	16.651031	17.07%	0	2010
	9.809426	14.222735	44.99%	0	2009
	21.898425	9.809426	-55.20%	0	2008
	15.304969	21.898425	43.08%	0	2007
	13.357393	15.304969	14.58%	0	2006
	10.000000	13.357393	33.57%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.032263	14.714425	12.91%	122,787	2010
	10.212523	13.032263	27.61%	134,444	2009
	18.176748	10.212523	-43.82%	132,070	2008
	18.269816	18.176748	-0.51%	58,195	2007
	15.504390	18.269816	17.84%	39,657	2006
	14.947116	15.504390	3.73%	29,375	2005
	13.676909	14.947116	9.29%	7,673	2004
	10.000000	13.676909	36.77%	1,261	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.307758	14.978073	21.70%	31,833	2010
	9.789375	12.307758	25.73%	35,293	2009
	18.910316	9.789375	-48.23%	30,743	2008
	15.197310	18.910316	24.43%	26,476	2007
	14.513399	15.197310	4.71%	22,131	2006
	14.000748	14.513399	3.66%	6,504	2005
	13.818654	14.000748	1.32%	2,703	2004
	10.000000	13.818654	38.19%	1,015	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.861582	12.533669	5.67%	1,604,292	2010
	10.455436	11.861582	13.45%	2,159,427	2009
	11.023236	10.455436	-5.15%	2,050,852	2008
	10.780356	11.023236	2.25%	2,071,413	2007
	10.536024	10.780356	2.32%	611,328	2006
	10.523767	10.536024	0.12%	49,610	2005
	10.280466	10.523767	2.37%	11,416	2004
	10.000000	10.280466	2.80%	1,113	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.711886	26.163996	26.32%	137,640	2010
	15.084376	20.711886	37.31%	174,395	2009
	25.422593	15.084376	-40.67%	177,727	2008
	22.436487	25.422593	13.31%	112,888	2007
	20.315297	22.436487	10.44%	72,510	2006
	17.519636	20.315297	15.96%	48,541	2005
	14.304553	17.519636	22.48%	22,990	2004
	10.000000	14.304553	43.05%	2,680	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.425249	19.317013	10.86%	0	2010
	14.051348	17.425249	24.01%	0	2009
	25.521269	14.051348	-44.94%	0	2008
	22.193606	25.521269	14.99%	0	2007
	19.179150	22.193606	15.72%	0	2006
	16.433121	19.179150	16.71%	0	2005
	14.760564	16.433121	11.33%	0	2004
	10.000000	14.760564	47.61%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.669470	12.935952	10.85%	46,705	2010
	9.411523	11.669470	23.99%	44,912	2009
	17.089649	9.411523	-44.93%	28,829	2008
	14.860462	17.089649	15.00%	4,431	2007
	12.837627	14.860462	15.76%	1,069	2006
	11.003353	12.837627	16.67%	34	2005
	10.000000	11.003353	10.03%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.304818	20.239014	24.13%	4,991	2010
	10.559959	16.304818	54.40%	5,567	2009
	22.064612	10.559959	-52.14%	7,037	2008
	21.300753	22.064612	3.59%	8,448	2007
	18.687545	21.300753	13.98%	8,956	2006
	18.568815	18.687545	0.64%	8,354	2005
	16.601913	18.568815	11.85%	2,657	2004
	10.000000	16.601913	66.02%	1,049	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	127,768	2010
	7.809563	10.404178	33.22%	136,720	2009
	11.299943	7.809563	-30.89%	131,211	2008
	11.085844	11.299943	1.93%	115,472	2007
	10.000000	11.085844	10.86%	16,510	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.237176	15.690609	18.53%	65,253	2010
	11.481566	13.237176	15.29%	86,072	2009
	16.030637	11.481566	-28.38%	92,890	2008
	16.768456	16.030637	-4.40%	109,809	2007
	14.571240	16.768456	15.08%	131,462	2006
	14.338735	14.571240	1.62%	102,154	2005
	13.147979	14.338735	9.06%	36,896	2004
	10.000000	13.147979	31.48%	8,583	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.188036	21.653562	25.98%	295,330	2010
	13.545032	17.188036	26.90%	485,389	2009
	20.582439	13.545032	-34.19%	12,480	2008
	21.461905	20.582439	-4.10%	5,851	2007
	18.672305	21.461905	14.94%	771	2006
	17.472125	18.672305	6.87%	21	2005
	14.370679	17.472125	21.58%	0	2004
	10.000000	14.370679	43.71%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	0	2010
	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.891739	18.348461	15.46%	0	2010
	9.369330	15.891739	69.61%	0	2009
	20.149958	9.369330	-53.50%	0	2008
	15.937169	20.149958	26.43%	0	2007
	12.655507	15.937169	25.93%	0	2006
	10.000000	12.655507	26.56%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.479732	19.682940	6.51%	0	2010
	13.724837	18.479732	34.64%	0	2009
	23.430527	13.724837	-41.42%	0	2008
	20.657060	23.430527	13.43%	0	2007
	17.311415	20.657060	19.33%	0	2006
	15.992577	17.311415	8.25%	0	2005
	13.732826	15.992577	16.46%	0	2004
	10.000000	13.732826	37.33%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.284976	14.149968	6.51%	112,765	2010
	9.855569	13.284976	34.80%	119,036	2009
	16.829070	9.855569	-41.44%	1,402,172	2008
	14.838451	16.829070	13.42%	801,551	2007
	12.433552	14.838451	19.34%	288,963	2006
	11.490111	12.433552	8.21%	19,223	2005
	10.000000	11.490111	14.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.371916	16.150984	12.38%	0	2010
	12.324804	14.371916	16.61%	0	2009
	11.811239	12.324804	4.35%	0	2008
	10.828109	11.811239	9.08%	0	2007
	9.766142	10.828109	10.87%	0	2006
	10.000000	9.766142	-2.34%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306003	3.06%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.280501	12.81%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.354626	12.852399	13.19%	10,415	2010
	9.573413	11.354626	18.61%	11,823	2009
	16.983818	9.573413	-43.63%	12,130	2008
	15.472600	16.983818	9.77%	11,640	2007
	14.847962	15.472600	4.21%	11,041	2006
	13.917742	14.847962	6.68%	7,493	2005
	13.321974	13.917742	4.47%	1,381	2004
	10.000000	13.321974	33.22%	1,590	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.216979	17.712634	16.40%	9,501	2010
	10.907803	15.216979	39.51%	10,561	2009
	20.999070	10.907803	-48.06%	9,944	2008
	19.335577	20.999070	8.60%	5,779	2007
	16.927273	19.335577	14.23%	4,857	2006
	15.766901	16.927273	7.36%	7,183	2005
	13.921930	15.766901	13.25%	4,816	2004
	10.000000	13.921930	39.22%	611	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.825400	12.626540	6.77%	0	2010
	10.000000	11.825400	18.25%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.488254	16.452918	6.23%	470	2010
	12.552746	15.488254	23.39%	583	2009
	15.220939	12.552746	-17.53%	1,565	2008
	14.048292	15.220939	8.35%	2,898	2007
	12.949158	14.048292	8.49%	3,835	2006
	12.241351	12.949158	5.78%	4,178	2005
	11.505218	12.241351	6.40%	4,184	2004
	10.000000	11.505218	15.05%	533	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.009002	18.840477	4.62%	44,463	2010
	12.553269	18.009002	43.46%	42,827	2009
	22.943703	12.553269	-45.29%	19,170	2008
	17.092574	22.943703	34.23%	5,425	2007
	15.942807	17.092574	7.21%	107	2006
	14.415779	15.942807	10.59%	107	2005
	12.437665	14.415779	15.90%	107	2004
	10.000000	12.437665	24.38%	108	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.220911	12.21%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.081392	27.125789	22.84%	143	2010
	12.550541	22.081392	75.94%	232,137	2009
	26.730950	12.550541	-53.05%	261,323	2008
	21.245256	26.730950	25.82%	111,466	2007
	14.739596	21.245256	44.14%	91,907	2006
	11.363048	14.739596	29.72%	0	2005
	10.000000	11.363048	13.63%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.496924	39.916616	22.83%	0	2010
	18.470555	32.496924	75.94%	0	2009
	39.355413	18.470555	-53.07%	0	2008
	31.292247	39.355413	25.77%	0	2007
	21.719936	31.292247	44.07%	0	2006
	16.754159	21.719936	29.64%	0	2005
	14.367666	16.754159	16.61%	0	2004
	10.000000	14.367666	43.68%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.438590	14.808017	10.19%	6,504	2010
	9.833460	13.438590	36.66%	7,138	2009
	15.882140	9.833460	-38.08%	8,121	2008
	14.561211	15.882140	9.07%	10,772	2007
	13.811057	14.561211	5.43%	11,471	2006
	13.486320	13.811057	2.41%	6,833	2005
	12.594868	13.486320	7.08%	3,020	2004
	10.000000	12.594868	25.95%	1,673	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.362835	16.787166	9.27%	953,189	2010
	12.769555	15.362835	20.31%	1,090,234	2009
	19.324816	12.769555	-33.92%	76,965	2008
	18.282573	19.324816	5.70%	39,495	2007
	15.440964	18.282573	18.40%	18,170	2006
	14.760636	15.440964	4.61%	15,591	2005
	13.083772	14.760636	12.82%	11,902	2004
	10.000000	13.083772	30.84%	237	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	8,235	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.737521	11.662953	8.62%	29,062	2010
	8.699723	10.737521	23.42%	32,664	2009
	12.484899	8.699723	-31.59%	67,860	2008
	11.889257	12.484899	5.01%	66,580	2007
	10.958549	11.889257	8.49%	70,135	2006
	10.724619	10.958549	2.18%	64,653	2005
	10.000000	10.724619	7.25%	3,468	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.933994	11.909068	19.88%	0	2010
	7.516797	9.933994	32.16%	0	2009
	14.284135	7.516797	-47.38%	4,186	2008
	14.087322	14.284135	1.40%	1,146,189	2007
	11.613662	14.087322	21.30%	589,809	2006
	10.000000	11.613662	16.14%	28,918	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.889402	10.229857	3.44%	582,206	2010
	8.881836	9.889402	11.34%	957,146	2009
	10.442362	8.881836	-14.94%	1,849,401	2008
	10.145287	10.442362	2.93%	1,759,086	2007
	9.909111	10.145287	2.38%	610,592	2006
	9.941633	9.909111	-0.33%	18,206	2005
	10.040481	9.941633	-0.98%	10,502	2004
	10.000000	10.040481	0.40%	3,936	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.010583	12.939609	17.52%	628	2010
	9.129398	11.010583	20.61%	632	2009
	15.352476	9.129398	-40.53%	524	2008
	15.547415	15.352476	-1.25%	331	2007
	15.034039	15.547415	3.41%	0	2006
	14.870180	15.034039	1.10%	0	2005
	13.528240	14.870180	9.92%	0	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.967155	15.652245	20.71%	48,321	2010
	10.042218	12.967155	29.13%	49,293	2009
	16.879012	10.042218	-40.50%	48,669	2008
	15.965747	16.879012	5.72%	1,699,294	2007
	14.291049	15.965747	11.72%	734,518	2006
	13.611475	14.291049	4.99%	53,098	2005
	12.229791	13.611475	11.30%	2,092	2004
	10.000000	12.229791	22.30%	2,092	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.404567	13.790494	11.17%	284,540	2010
	10.000000	12.404567	24.05%	2,332	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	1,445,885	2010
	7.506594	9.102112	21.25%	1,490,156	2009
	10.880072	7.506594	-31.01%	1,558,333	2008
	10.434128	10.880072	4.27%	663,811	2007
	10.000000	10.434128	4.34%	140,975	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	1,083,700	2010
	9.331593	10.282254	10.19%	1,106,289	2009
	10.538162	9.331593	-11.45%	1,207,818	2008
	10.416259	10.538162	1.17%	408,237	2007
	10.000000	10.416259	4.16%	4,861	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	118,345	2010
	7.258389	10.098290	39.13%	116,073	2009
	12.039659	7.258389	-39.71%	126,047	2008
	10.715931	12.039659	12.35%	64,076	2007
	10.000000	10.715931	7.16%	545	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	252,130	2010
	6.171929	8.415640	36.35%	252,330	2009
	11.260943	6.171929	-45.19%	368,635	2008
	10.243775	11.260943	9.93%	233,867	2007
	10.000000	10.243775	2.44%	116,430	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	1,418,427	2010
	5.948820	7.638486	28.40%	1,435,286	2009
	9.776234	5.948820	-39.15%	1,420,290	2008
	10.000000	9.776234	-2.24%	356,965	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.475127	16.092715	11.17%	1,666	2010
	10.091024	14.475127	43.45%	1,728	2009
	14.263038	10.091024	-29.25%	1,728	2008
	14.077197	14.263038	1.32%	1,728	2007
	12.953685	14.077197	8.67%	1,728	2006
	12.877246	12.953685	0.59%	1,728	2005
	11.904593	12.877246	8.17%	0	2004
	10.000000	11.904593	19.05%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	261	2010
	8.105879	11.634011	43.53%	261	2009
	11.474465	8.105879	-29.36%	261	2008
	11.321282	11.474465	1.35%	192	2007
	10.418162	11.321282	8.67%	122	2006
	10.000000	10.418162	4.18%	48	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.655149	8.678463	13.37%	11,909	2010
	5.093703	7.655149	50.29%	18,378	2009
	10.000000	5.093703	-49.06%	18,466	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.872447	9.557223	21.40%	1,490,031	2010
	6.103951	7.872447	28.97%	2,243,470	2009
	10.000000	6.103951	-38.96%	2,590,906	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	0	2010
	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	691,438	2010
	7.895368	9.294787	17.72%	436,555	2009
	10.000000	7.895368	-21.05%	442,716	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	2,476,844	2010
	7.175372	8.753321	21.99%	1,035,882	2009
	10.000000	7.175372	-28.25%	1,104,024	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	21,046	2010
	9.042194	10.040691	11.04%	13,599	2009
	10.000000	9.042194	-9.58%	13,602	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	1,754,881	2010
	7.532112	9.024479	19.81%	514,385	2009
	10.000000	7.532112	-24.68%	497,048	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	968,642	2010
	6.813408	8.473381	24.36%	100,107	2009
	10.000000	6.813408	-31.87%	87,199	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	181,574	2010
	8.274211	9.566746	15.62%	39,678	2009
	10.000000	8.274211	-17.26%	39,695	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	846,307	2010
	9.807050	10.463248	6.69%	1,168,721	2009
	10.000000	9.807050	-1.93%	3,204	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	8,703	2010
	9.812853	11.225826	14.40%	8,648	2009
	10.000000	9.812853	-1.87%	10,033	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.429811	36.932972	13.89%	0	2010
	20.238876	32.429811	60.24%	0	2009
	48.966528	20.238876	-58.67%	0	2008
	34.329087	48.966528	42.64%	0	2007
	25.630840	34.329087	33.94%	0	2006
	19.712603	25.630840	30.02%	0	2005
	16.659025	19.712603	18.33%	0	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.402636	22.092277	13.86%	0	2010
	12.108847	19.402636	60.24%	0	2009
	29.250342	12.108847	-58.60%	0	2008
	20.470158	29.250342	42.89%	0	2007
	15.256471	20.470158	34.17%	0	2006
	11.719770	15.256471	30.18%	0	2005
	10.000000	11.719770	17.20%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.800022	12.147918	2.95%	1,123,737	2010
	11.695753	11.800022	0.89%	1,728,852	2009
	11.050957	11.695753	5.83%	2,057,641	2008
	10.497385	11.050957	5.27%	1,834,326	2007
	10.338406	10.497385	1.54%	653,978	2006
	10.189502	10.338406	1.46%	58,536	2005
	10.043359	10.189502	1.46%	4,872	2004
	10.000000	10.043359	0.43%	1,622	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.923092	7.686505	11.03%	21,540	2010
	5.443293	6.923092	27.19%	19,985	2009
	10.000000	5.443293	-45.57%	13,200	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	11,890	2010
	6.510364	8.226406	26.36%	11,546	2009
	11.644002	6.510364	-44.09%	11,454	2008
	10.835236	11.644002	7.46%	2,080	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.095973	17.001736	12.62%	1,280,858	2010
	12.078766	15.095973	24.98%	1,494,795	2009
	19.466359	12.078766	-37.95%	1,585,871	2008
	18.700744	19.466359	4.09%	1,606,306	2007
	16.285762	18.700744	14.83%	1,496,542	2006
	15.356948	16.285762	6.05%	1,079,009	2005
	13.707728	15.356948	12.03%	262,146	2004
	10.000000	13.707728	37.08%	84,849	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	174,978	2010
	10.000000	11.503903	15.04%	4,320	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	300,749	2010
	10.000000	12.061576	20.62%	19,284	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.959774	12.442939	4.04%	191,422	2010
	11.159036	11.959774	7.18%	177,326	2009
	12.085719	11.159036	-7.67%	180,011	2008
	11.673956	12.085719	3.53%	175,818	2007
	11.191464	11.673956	4.31%	132,986	2006
	11.025641	11.191464	1.50%	67,291	2005
	10.723133	11.025641	2.82%	26,516	2004
	10.000000	10.723133	7.23%	2,367	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.635381	14.858981	8.97%	12,090,030	2010
	11.649125	13.635381	17.05%	12,939,741	2009
	15.437685	11.649125	-24.54%	13,728,342	2008
	14.872451	15.437685	3.80%	13,339,522	2007
	13.593344	14.872451	9.41%	9,205,738	2006
	13.132916	13.593344	3.51%	3,412,781	2005
	12.203108	13.132916	7.62%	716,057	2004
	10.000000	12.203108	22.03%	229,920	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.605638	16.191935	10.86%	10,916,994	2010
	11.950716	14.605638	22.22%	11,552,814	2009
	17.729297	11.950716	-32.59%	12,069,261	2008
	17.001173	17.729297	4.28%	12,026,035	2007
	15.106544	17.001173	12.54%	10,069,065	2006
	14.359307	15.106544	5.20%	3,959,971	2005
	13.038300	14.359307	10.13%	740,267	2004
	10.000000	13.038300	30.38%	130,248	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.867974	13.719595	6.62%	1,706,876	2010
	11.432441	12.867974	12.56%	1,864,315	2009
	13.696706	11.432441	-16.53%	2,029,252	2008
	13.170301	13.696706	4.00%	1,800,368	2007
	12.362921	13.170301	6.53%	919,541	2006
	12.042290	12.362921	2.66%	593,125	2005
	11.437925	12.042290	5.28%	128,319	2004
	10.000000	11.437925	14.38%	24,175	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.133429	21.244633	24.00%	18,563	2010
	12.751660	17.133429	34.36%	21,273	2009
	20.427933	12.751660	-37.58%	21,500	2008
	19.332334	20.427933	5.67%	13,646	2007
	17.905052	19.332334	7.97%	5,620	2006
	16.256166	17.905052	10.14%	5,912	2005
	14.296525	16.256166	13.71%	3,211	2004
	10.000000	14.296525	42.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.301295	10.121033	-1.75%	288,328	2010
	10.480380	10.301295	-1.71%	301,379	2009
	10.452394	10.480380	0.27%	263,071	2008
	10.152993	10.452394	2.95%	381,566	2007
	9.885496	10.152993	2.71%	186,854	2006
	9.799630	9.885496	0.88%	42,360	2005
	9.893901	9.799630	-0.95%	0	2004
	10.000000	9.893901	-1.06%	13,774	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.041376	13.083288	8.65%	51,946	2010
	9.853499	12.041376	22.20%	46,476	2009
	12.125745	9.853499	-18.74%	49,401	2008
	11.797281	12.125745	2.78%	25,071	2007
	11.452724	11.797281	3.01%	2,441	2006
	11.407467	11.452724	0.40%	2,441	2005
	10.898535	11.407467	4.67%	0	2004
	10.000000	10.898535	8.99%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.093736	9.050027	11.82%	1,557,876	2010
	6.052492	8.093736	33.73%	2,023,854	2009
	10.000000	6.052492	-39.48%	2,109,047	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.444525	15.028489	4.04%	0	2010
	11.352016	14.444525	27.24%	0	2009
	21.589059	11.352016	-47.42%	0	2008
	21.396244	21.589059	0.90%	0	2007
	17.790715	21.396244	20.27%	0	2006
	16.197590	17.790715	9.84%	0	2005
	13.738380	16.197590	17.90%	0	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.218016	10.626678	4.00%	116,609	2010
	8.031437	10.218016	27.23%	113,863	2009
	15.266276	8.031437	-47.39%	803,861	2008
	15.131435	15.266276	0.89%	943,573	2007
	12.581194	15.131435	20.27%	308,369	2006
	11.453079	12.581194	9.85%	20,251	2005
	10.000000	11.453079	14.53%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.988688	9.054459	13.34%	656,583	2010
	6.285917	7.988688	27.09%	1,214,960	2009
	10.000000	6.285917	-37.14%	4,090	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	33,745	2010
	6.274075	7.854021	25.18%	56,148	2009
	10.000000	6.274075	-37.26%	2,268	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.714076	9.585284	24.26%	935,990	2010
	6.196535	7.714076	24.49%	1,192,074	2009
	10.000000	6.196535	-38.03%	844,620	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	921,143	2010
	6.678536	8.560970	28.19%	1,149,626	2009
	10.000000	6.678536	-33.21%	1,589,145	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.544128	14.189699	22.92%	4,816	2010
	9.238210	11.544128	24.96%	5,383	2009
	17.587905	9.238210	-47.47%	4,866	2008
	16.349615	17.587905	7.57%	1,933	2007
	16.157720	16.349615	1.19%	0	2006
	15.263895	16.157720	5.86%	0	2005
	13.727977	15.263895	11.19%	0	2004
	10.000000	13.727977	37.28%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.715464	20.771140	24.26%	5,923	2010
	13.517550	16.715464	23.66%	6,304	2009
	20.323216	13.517550	-33.49%	5,805	2008
	22.299337	20.323216	-8.86%	4,401	2007
	19.381755	22.299337	15.05%	0	2006
	19.192160	19.381755	0.99%	0	2005
	16.696167	19.192160	14.95%	0	2004
	10.000000	16.696167	66.96%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.526315	20.293371	22.79%	29,195	2010
	12.512624	16.526315	32.08%	33,330	2009
	20.659969	12.512624	-39.44%	222,835	2008
	20.638995	20.659969	0.10%	159,633	2007
	18.796627	20.638995	9.80%	89,270	2006
	17.079751	18.796627	10.05%	4,286	2005
	14.634859	17.079751	16.71%	0	2004
	10.000000	14.634859	46.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.402068	13.796466	11.24%	1,062,992	2010
	10.053611	12.402068	23.36%	1,530,489	2009
	17.525749	10.053611	-42.64%	1,829,980	2008
	16.534481	17.525749	6.00%	1,386,899	2007
	14.839520	16.534481	11.42%	590,295	2006
	14.109763	14.839520	5.17%	33,863	2005
	13.111059	14.109763	7.62%	0	2004
	10.000000	13.111059	31.11%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.138633	9.105436	27.55%	368	2010
	5.567096	7.138633	28.23%	369	2009
	10.000000	5.567096	-44.33%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	146,807	2010
	9.826970	10.341446	5.24%	152,900	2009
	10.000000	9.826970	-1.73%	32,961	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.259947	14.492164	9.29%	186	2010
	10.000000	13.259947	32.60%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.885329	13.738189	6.62%	305,636	2010
	10.000000	12.885329	28.85%	1,046	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.881784	13.459684	4.49%	1,074,017	2010
	10.000000	12.881784	28.82%	1,575,243	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.495264	15.307241	13.43%	366,353	2010
	10.708491	13.495264	26.02%	172,035	2009
	17.361358	10.708491	-38.32%	265,626	2008
	18.145324	17.361358	-4.32%	954,687	2007
	15.981000	18.145324	13.54%	464,666	2006
	15.646565	15.981000	2.14%	49,019	2005
	13.601345	15.646565	15.04%	359	2004
	10.000000	13.601345	36.01%	359	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.437950	14.135150	13.65%	0	2010
	9.082697	12.437950	36.94%	0	2009
	15.497557	9.082697	-41.39%	925	2008
	14.873968	15.497557	4.19%	1,009	2007
	12.894589	14.873968	15.35%	227	2006
	11.507127	12.894589	12.06%	0	2005
	10.000000	11.507127	15.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.071417	21.680358	13.68%	0	2010
	13.929309	19.071417	36.92%	0	2009
	23.760837	13.929309	-41.38%	0	2008
	22.799883	23.760837	4.21%	0	2007
	19.771731	22.799883	15.32%	0	2006
	17.642303	19.771731	12.07%	0	2005
	15.104878	17.642303	16.80%	0	2004
	10.000000	15.104878	51.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.486511	2.791629	12.27%	0	2010
	2.001939	2.486511	24.21%	0	2009
	9.535678	2.001939	-79.01%	0	2008
	10.000000	9.535678	-4.64%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.534524	3.974192	12.44%	0	2010
	2.856265	3.534524	23.75%	0	2009
	13.568598	2.856265	-78.95%	0	2008
	13.876681	13.568598	-2.22%	0	2007
	12.930195	13.876681	7.32%	0	2006
	12.901188	12.930195	0.22%	0	2005
	12.076446	12.901188	6.83%	0	2004
	10.000000	12.076446	20.76%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.752848	14.512770	13.80%	1,074,305	2010
	10.141101	12.752848	25.75%	1,470,281	2009
	16.818258	10.141101	-39.70%	1,552,727	2008
	16.437065	16.818258	2.32%	1,314,409	2007
	14.577583	16.437065	12.76%	680,818	2006
	14.030984	14.577583	3.90%	53,791	2005
	13.084249	14.030984	7.24%	4,151	2004
	10.000000	13.084249	30.84%	384	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.016614	20.573839	20.90%	19,938	2010
	12.652987	17.016614	34.49%	21,960	2009
	20.773571	12.652987	-39.09%	469,138	2008
	21.444172	20.773571	-3.13%	256,185	2007
	19.034924	21.444172	12.66%	107,998	2006
	17.657508	19.034924	7.80%	4,257	2005
	15.079668	17.657508	17.09%	0	2004
	10.000000	15.079668	50.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.837712	11.646011	7.46%	0	2010
	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.916941	11.282116	3.35%	549,273	2010
	10.000000	10.916941	9.17%	647,301	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.192638	12.578016	12.38%	2,295	2010
	8.775762	11.192638	27.54%	2,415	2009
	14.570845	8.775762	-39.77%	2,584	2008
	15.785091	14.570845	-7.69%	3,431	2007
	13.860142	15.785091	13.89%	2,486	2006
	13.405421	13.860142	3.39%	1,934	2005
	12.279684	13.405421	9.17%	1,944	2004
	10.000000	12.279684	22.80%	1,149	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.340444	15.502307	8.10%	0	2010
	11.711052	14.340444	22.45%	0	2009
	21.267332	11.711052	-44.93%	0	2008
	19.976776	21.267332	6.46%	0	2007
	15.918898	19.976776	25.49%	0	2006
	14.440241	15.918898	10.24%	0	2005
	12.648853	14.440241	14.16%	0	2004
	10.000000	12.648853	26.49%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.431125	15.940852	18.69%	2,502	2010
	8.340797	13.431125	61.03%	2,502	2009
	13.482437	8.340797	-38.14%	2,502	2008
	13.005932	13.482437	3.66%	2,671	2007
	12.554562	13.005932	3.60%	2,671	2006
	12.089308	12.554562	3.85%	2,671	2005
	11.715038	12.089308	3.19%	2,672	2004
	10.000000	11.715038	17.15%	169	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.512665	5.13%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.483703	11.006698	4.99%	32,371	2010
	9.755312	10.483703	7.47%	42,126	2009
	11.088437	9.755312	-12.02%	1,375,751	2008
	10.727232	11.088437	3.37%	1,486,009	2007
	10.542363	10.727232	1.75%	471,457	2006
	10.323495	10.542363	2.12%	26,730	2005
	10.096155	10.323495	2.25%	0	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.176215	19.597902	7.82%	0	2010
	14.218283	18.176215	27.84%	0	2009
	17.021413	14.218283	-16.47%	0	2008
	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	0	2004
	10.000000	12.552802	25.53%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.777838	17.78%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.055238	13.306523	10.38%	0	2010
	9.656713	12.055238	24.84%	205	2009
	15.819267	9.656713	-38.96%	205	2008
	14.645062	15.819267	8.02%	205	2007
	13.111399	14.645062	11.70%	205	2006
	12.270978	13.111399	6.85%	2,754	2005
	11.388700	12.270978	7.75%	2,795	2004
	10.000000	11.388700	13.89%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.685328	10.780581	11.31%	0	2010
	8.538257	9.685328	13.43%	0	2009
	12.259903	8.538257	-30.36%	0	2008
	11.598463	12.259903	5.70%	0	2007
	10.526589	11.598463	10.18%	0	2006
	10.204621	10.526589	3.16%	0	2005
	10.000000	10.204621	2.05%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.587558	25.88%	441	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.947558	16.126972	24.56%	9,302	2010
	8.633268	12.947558	49.97%	7,408	2009
	15.001465	8.633268	-42.45%	0	2008
	13.417123	15.001465	11.81%	0	2007
	11.124318	13.417123	20.61%	0	2006
	10.656634	11.124318	4.39%	0	2005
	10.000000	10.656634	6.57%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.842167	12.453970	5.17%	0	2010
	10.762240	11.842167	10.03%	0	2009
	10.698171	10.762240	0.60%	0	2008
	10.254861	10.698171	4.32%	0	2007
	10.053336	10.254861	2.00%	0	2006
	10.041379	10.053336	0.12%	0	2005
	10.000000	10.041379	0.41%	0	2004*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.456663	13.798212	10.77%	0	2010
	10.540193	12.456663	18.18%	0	2009
	18.099119	10.540193	-41.76%	0	2008
	17.578329	18.099119	2.96%	0	2007
	15.300880	17.578329	14.88%	0	2006
	14.895904	15.300880	2.72%	0	2005
	13.638413	14.895904	9.22%	0	2004
	10.000000	13.638413	36.38%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.836941	22.173624	24.31%	0	2010
	12.732506	17.836941	40.09%	0	2009
	20.180294	12.732506	-36.91%	0	2008
	20.243032	20.180294	-0.31%	0	2007
	18.049671	20.243032	12.15%	0	2006
	17.236512	18.049671	4.72%	0	2005
	14.740687	17.236512	16.93%	0	2004
	10.000000	14.740687	47.41%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.057551	12.446690	3.23%	0	2010
	11.140577	12.057551	8.23%	0	2009
	11.527924	11.140577	-3.36%	0	2008
	10.722391	11.527924	7.51%	0	2007
	10.747787	10.722391	-0.24%	0	2006
	10.775856	10.747787	-0.26%	110	2005
	10.370757	10.775856	3.91%	117	2004
	10.000000	10.370757	3.71%	123	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.658137	14.153395	11.81%	0	2010
	10.944856	12.658137	15.65%	0	2009
	17.076207	10.944856	-35.91%	0	2008
	17.466671	17.076207	-2.24%	0	2007
	15.225883	17.466671	14.72%	0	2006
	14.834062	15.225883	2.64%	0	2005
	13.418600	14.834062	10.55%	0	2004
	10.000000	13.418600	34.19%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.941104	13.951568	16.84%	0	2010
	9.368076	11.941104	27.47%	0	2009
	12.637300	9.368076	-25.87%	0	2008
	13.190159	12.637300	-4.19%	0	2007
	11.171661	13.190159	18.07%	0	2006
	10.000000	11.171661	11.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.031177	12.967969	7.79%	0	2010
	10.000000	12.031177	20.31%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.702030	20.637735	23.56%	366	2010
	13.603687	16.702030	22.78%	294	2009
	20.052499	13.603687	-32.16%	328	2008
	20.556777	20.052499	-2.45%	342	2007
	18.295913	20.556777	12.36%	85	2006
	17.373568	18.295913	5.31%	506	2005
	14.515251	17.373568	19.69%	1,051	2004
	10.000000	14.515251	45.15%	739	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.094192	14.727905	12.48%	194	2010
	10.578942	13.094192	23.78%	195	2009
	17.187782	10.578942	-38.45%	196	2008
	16.672368	17.187782	3.09%	196	2007
	14.736279	16.672368	13.14%	197	2006
	14.368549	14.736279	2.56%	0	2005
	13.259231	14.368549	8.37%	0	2004
	10.000000	13.259231	32.59%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.182244	14.892684	12.98%	17	2010
	10.982547	13.182244	20.03%	0	2009
	15.914110	10.982547	-30.99%	0	2008
	15.168104	15.914110	4.92%	0	2007
	13.291141	15.168104	14.12%	0	2006
	12.998806	13.291141	2.25%	0	2005
	12.631214	12.998806	2.91%	0	2004
	10.000000	12.631214	26.31%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.380505	13.335204	28.46%	95	2010
	8.405272	10.380505	23.50%	277	2009
	13.755208	8.405272	-38.89%	420	2008
	15.789885	13.755208	-12.89%	550	2007
	15.531693	15.789885	1.66%	888	2006
	14.983039	15.531693	3.66%	1,263	2005
	13.740007	14.983039	9.05%	1,392	2004
	10.000000	13.740007	37.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.763647	14.164473	10.98%	50	2010
	11.475328	12.763647	11.23%	0	2009
	16.615252	11.475328	-30.93%	0	2008
	15.433434	16.615252	7.66%	0	2007
	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005
	12.921451	13.591048	5.18%	0	2004
	10.000000	12.921451	29.21%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.603463	12.338353	6.33%	65	2010
	9.833968	11.603463	17.99%	0	2009
	10.832380	9.833968	-9.22%	0	2008
	10.492661	10.832380	3.24%	0	2007
	10.281448	10.492661	2.05%	0	2006
	10.367069	10.281448	-0.83%	0	2005
	10.217883	10.367069	1.46%	0	2004
	10.000000	10.217883	2.18%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.930971	12.081026	10.52%	0	2010
	8.980132	10.930971	21.72%	0	2009
	12.220629	8.980132	-26.52%	0	2008
	11.479030	12.220629	6.46%	0	2007
	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.826860	12.155562	12.27%	0	2010
	8.576795	10.826860	26.23%	0	2009
	12.997456	8.576795	-34.01%	0	2008
	12.037198	12.997456	7.98%	0	2007
	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.576612	12.036799	13.81%	0	2010
	8.210542	10.576612	28.82%	0	2009
	13.523463	8.210542	-39.29%	0	2008
	12.398869	13.523463	9.07%	0	2007
	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.188948	16.603040	17.01%	28	2010
	9.791116	14.188948	44.92%	20	2009
	21.868739	9.791116	-55.23%	9	2008
	15.292040	21.868739	43.01%	2	2007
	13.352901	15.292040	14.52%	561	2006
	10.000000	13.352901	33.53%	766	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.986716	14.655542	12.85%	123	2010
	10.182016	12.986716	27.55%	0	2009
	18.131699	10.182016	-43.84%	1,798	2008
	18.233864	18.131699	-0.56%	2,524	2007
	15.481737	18.233864	17.78%	2,604	2006
	14.932866	15.481737	3.68%	2,694	2005
	13.670820	14.932866	9.23%	0	2004
	10.000000	13.670820	36.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.264761	14.918169	21.63%	0	2010
	9.760134	12.264761	25.66%	0	2009
	18.863469	9.760134	-48.26%	0	2008
	15.167421	18.863469	24.37%	0	2007
	14.492214	15.167421	4.66%	0	2006
	13.987398	14.492214	3.61%	0	2005
	13.812504	13.987398	1.27%	0	2004
	10.000000	13.812504	38.13%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.820142	12.483522	5.61%	50	2010
	10.424222	11.820142	13.39%	0	2009
	10.995925	10.424222	-5.20%	270	2008
	10.759148	10.995925	2.20%	289	2007
	10.520620	10.759148	2.27%	227	2006
	10.513713	10.520620	0.07%	167	2005
	10.275874	10.513713	2.31%	121	2004
	10.000000	10.275874	2.76%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.639521	26.059334	26.26%	0	2010
	15.039323	20.639521	37.24%	0	2009
	25.359600	15.039323	-40.70%	0	2008
	22.392345	25.359600	13.25%	0	2007
	20.285633	22.392345	10.39%	0	2006
	17.502931	20.285633	15.90%	91	2005
	14.298178	17.502931	22.41%	96	2004
	10.000000	14.298178	42.98%	101	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.364361	19.239726	10.80%	0	2010
	14.009388	17.364361	23.95%	0	2009
	25.458055	14.009388	-44.97%	0	2008
	22.149968	25.458055	14.93%	0	2007
	19.151163	22.149968	15.66%	0	2006
	16.417462	19.151163	16.65%	0	2005
	14.753996	16.417462	11.27%	0	2004
	10.000000	14.753996	47.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.635880	12.892158	10.80%	0	2010
	9.389224	11.635880	23.93%	0	2009
	17.057859	9.389224	-44.96%	0	2008
	14.840411	17.057859	14.94%	0	2007
	12.826808	14.840411	15.70%	0	2006
	10.999651	12.826808	16.61%	0	2005
	10.000000	10.999651	10.00%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.247843	20.158035	24.07%	0	2010
	10.528423	16.247843	54.32%	0	2009
	22.009961	10.528423	-52.17%	0	2008
	21.258879	22.009961	3.53%	0	2007
	18.660266	21.258879	13.93%	0	2006
	18.551112	18.660266	0.59%	0	2005
	16.594524	18.551112	11.79%	0	2004
	10.000000	16.594524	65.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.384783	11.490332	10.65%	0	2010
	7.798968	10.384783	33.16%	0	2009
	11.290361	7.798968	-30.92%	0	2008
	11.082100	11.290361	1.88%	0	2007
	10.000000	11.082100	10.82%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.190899	15.627815	18.47%	207	2010
	11.447265	13.190899	15.23%	601	2009
	15.990900	11.447265	-28.41%	1,131	2008
	16.735450	15.990900	-4.45%	2,709	2007
	14.549945	16.735450	15.02%	3,443	2006
	14.325045	14.549945	1.57%	4,372	2005
	13.142118	14.325045	9.00%	3,218	2004
	10.000000	13.142118	31.42%	105	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.127950	21.566888	25.92%	24	2010
	13.504549	17.127950	26.83%	17	2009
	20.531409	13.504549	-34.22%	9	2008
	21.419668	20.531409	-4.15%	2	2007
	18.645032	21.419668	14.88%	667	2006
	17.455454	18.645032	6.81%	986	2005
	14.364281	17.455454	21.52%	0	2004
	10.000000	14.364281	43.64%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.410983	9.106611	8.27%	0	2010
	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.854038	18.295629	15.40%	28	2010
	9.351859	15.854038	69.53%	21	2009
	20.122664	9.351859	-53.53%	10	2008
	15.923723	20.122664	26.37%	2	2007
	12.651246	15.923723	25.87%	732	2006
	10.000000	12.651246	26.51%	814	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.415144	19.604179	6.46%	0	2010
	13.683828	18.415144	34.58%	0	2009
	23.372454	13.683828	-41.45%	0	2008
	20.616415	23.372454	13.37%	0	2007
	17.286118	20.616415	19.27%	0	2006
	15.977318	17.286118	8.19%	0	2005
	13.726705	15.977318	16.40%	0	2004
	10.000000	13.726705	37.27%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.246751	14.102076	6.46%	0	2010
	9.832218	13.246751	34.73%	0	2009
	16.797762	9.832218	-41.47%	1,275	2008
	14.818425	16.797762	13.36%	1,030	2007
	12.423072	14.818425	19.28%	1,164	2006
	11.486259	12.423072	8.16%	2,324	2005
	10.000000	11.486259	14.86%	619	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.337859	16.104514	12.32%	0	2010
	12.301845	14.337859	16.55%	0	2009
	11.795237	12.301845	4.30%	0	2008
	10.818969	11.795237	9.02%	0	2007
	9.762850	10.818969	10.82%	0	2006
	10.000000	9.762850	-2.37%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.305141	3.05%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.279557	12.80%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.314931	12.800953	13.13%	0	2010
	9.544812	11.314931	18.55%	0	2009
	16.941722	9.544812	-43.66%	0	2008
	15.442142	16.941722	9.71%	0	2007
	14.826256	15.442142	4.15%	0	2006
	13.904454	14.826256	6.63%	0	2005
	13.316033	13.904454	4.42%	0	2004
	10.000000	13.316033	33.16%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.163807	17.641780	16.34%	0	2010
	10.875222	15.163807	39.43%	0	2009
	20.947050	10.875222	-48.08%	203	2008
	19.297557	20.947050	8.55%	155	2007
	16.902567	19.297557	14.17%	132	2006
	15.751883	16.902567	7.31%	110	2005
	13.915742	15.751883	13.19%	92	2004
	10.000000	13.915742	39.16%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.821378	12.615839	6.72%	0	2010
	10.000000	11.821378	18.21%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.434123	16.387081	6.17%	0	2010
	12.515239	15.434123	23.32%	0	2009
	15.183189	12.515239	-17.57%	0	2008
	14.020622	15.183189	8.29%	0	2007
	12.930226	14.020622	8.43%	0	2006
	12.229660	12.930226	5.73%	0	2005
	11.500087	12.229660	6.34%	0	2004
	10.000000	11.500087	15.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.946115	18.765144	4.56%	812	2010
	12.515803	17.946115	43.39%	653	2009
	22.886905	12.515803	-45.31%	728	2008
	17.058984	22.886905	34.16%	758	2007
	15.919551	17.058984	7.16%	0	2006
	14.402045	15.919551	10.54%	0	2005
	12.432126	14.402045	15.85%	0	2004
	10.000000	12.432126	24.32%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.217148	12.17%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.017823	27.033947	22.78%	665	2010
	12.520779	22.017823	75.85%	535	2009
	26.681202	12.520779	-53.07%	597	2008
	21.216561	26.681202	25.76%	621	2007
	14.727162	21.216561	44.06%	950	2006
	11.359225	14.727162	29.65%	0	2005
	10.000000	11.359225	13.59%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.383395	39.756955	22.77%	0	2010
	18.415391	32.383395	75.85%	0	2009
	39.257929	18.415391	-53.09%	0	2008
	31.230706	39.257929	25.70%	0	2007
	21.688225	31.230706	44.00%	0	2006
	16.738188	21.688225	29.57%	0	2005
	14.361268	16.738188	16.55%	0	2004
	10.000000	14.361268	43.61%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.391645	14.748784	10.13%	0	2010
	9.804104	13.391645	36.59%	0	2009
	15.842803	9.804104	-38.12%	0	2008
	14.532572	15.842803	9.02%	0	2007
	13.790894	14.532572	5.38%	0	2006
	13.473465	13.790894	2.36%	0	2005
	12.589263	13.473465	7.02%	0	2004
	10.000000	12.589263	25.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.309174	16.720022	9.22%	0	2010
	12.731433	15.309174	20.25%	0	2009
	19.276952	12.731433	-33.96%	0	2008
	18.246613	19.276952	5.65%	0	2007
	15.418416	18.246613	18.34%	0	2006
	14.746550	15.418416	4.56%	0	2005
	13.077936	14.746550	12.76%	0	2004
	10.000000	13.077936	30.78%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.713597	7.14%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.706814	11.623688	8.56%	0	2010
	8.679265	10.706814	23.36%	0	2009
	12.461897	8.679265	-31.62%	0	2008
	11.873430	12.461897	4.96%	0	2007
	10.949524	11.873430	8.44%	0	2006
	10.721221	10.949524	2.13%	0	2005
	10.000000	10.721221	7.21%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.910417	11.874758	19.82%	0	2010
	7.502775	9.910417	32.09%	0	2009
	14.264773	7.502775	-47.40%	28	2008
	14.075423	14.264773	1.35%	5	2007
	11.609751	14.075423	21.24%	8	2006
	10.000000	11.609751	16.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.854848	10.188937	3.39%	11,381	2010
	8.855318	9.854848	11.29%	0	2009
	10.416482	8.855318	-14.99%	289	2008
	10.125323	10.416482	2.88%	304	2007
	9.894639	10.125323	2.33%	240	2006
	9.932152	9.894639	-0.38%	177	2005
	10.036005	9.932152	-1.03%	127	2004
	10.000000	10.036005	0.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.972088	12.887809	17.46%	0	2010
	9.102129	10.972088	20.54%	0	2009
	15.314432	9.102129	-40.57%	0	2008
	15.516839	15.314432	-1.30%	0	2007
	15.012087	15.516839	3.36%	0	2006
	14.855998	15.012087	1.05%	0	2005
	13.522216	14.855998	9.86%	0	2004
	10.000000	13.522216	35.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.923170	15.591222	20.65%	0	2010
	10.013252	12.923170	29.06%	0	2009
	16.838934	10.013252	-40.54%	0	2008
	15.936002	16.838934	5.67%	0	2007
	14.271672	15.936002	11.66%	0	2006
	13.599927	14.271672	4.94%	0	2005
	12.225637	13.599927	11.24%	0	2004
	10.000000	12.225637	22.26%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.400366	13.778810	11.12%	0	2010
	10.000000	12.400366	24.00%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.085128	9.993847	10.00%	0	2010
	7.496405	9.085128	21.19%	0	2009
	10.870847	7.496405	-31.04%	0	2008
	10.430613	10.870847	4.22%	0	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.263054	10.682066	4.08%	0	2010
	9.318922	10.263054	10.13%	0	2009
	10.529215	9.318922	-11.49%	0	2008
	10.412741	10.529215	1.12%	0	2007
	10.000000	10.412741	4.13%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.079451	11.016702	9.30%	0	2010
	7.248531	10.079451	39.06%	0	2009
	12.029430	7.248531	-39.74%	0	2008
	10.712318	12.029430	12.30%	0	2007
	10.000000	10.712318	7.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.399928	9.749596	16.07%	0	2010
	6.163543	8.399928	36.28%	0	2009
	11.251384	6.163543	-45.22%	0	2008
	10.240314	11.251384	9.87%	0	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.628096	8.313029	8.98%	0	2010
	5.943759	7.628096	28.34%	0	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.424560	16.028346	11.12%	227	2010
	10.060891	14.424560	43.37%	657	2009
	14.227700	10.060891	-29.29%	997	2008
	14.049499	14.227700	1.27%	1,306	2007
	12.934751	14.049499	8.62%	2,108	2006
	12.864955	12.934751	0.54%	2,997	2005
	11.899285	12.864955	8.12%	3,304	2004
	10.000000	11.899285	18.99%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.606439	12.897558	11.12%	0	2010
	8.090783	11.606439	43.45%	0	2009
	11.458925	8.090783	-29.39%	0	2008
	11.311733	11.458925	1.30%	0	2007
	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.648644	8.666687	13.31%	0	2010
	5.091966	7.648644	50.21%	0	2009
	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.865745	9.544246	21.34%	0	2010
	6.101864	7.865745	28.91%	0	2009
	10.000000	6.101864	-38.98%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.038019	9.073972	12.89%	0	2010
	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.286886	10.068809	8.42%	0	2010
	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.745895	9.652592	10.37%	0	2010
	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.032193	10.521626	4.88%	0	2010
	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.016832	9.861439	9.37%	0	2010
	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.466193	9.420558	11.27%	0	2010
	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.558616	10.234577	7.07%	0	2010
	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.454385	10.962081	4.86%	0	2010
	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.216322	11.908183	6.17%	0	2010
	9.809519	11.216322	14.34%	0	2009
	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.316511	36.785246	13.83%	0	2010
	20.178429	32.316511	60.15%	0	2009
	48.845262	20.178429	-58.69%	0	2008
	34.261585	48.845262	42.57%	0	2007
	25.593427	34.261585	33.87%	0	2006
	19.693802	25.593427	29.96%	0	2005
	16.651616	19.693802	18.27%	0	2004
	10.000000	16.651616	66.52%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.346780	22.017490	13.80%	22	2010
	12.080137	19.346780	60.15%	16	2009
	29.195921	12.080137	-58.62%	7	2008
	20.442522	29.195921	42.82%	1	2007
	15.243606	20.442522	34.11%	3	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	793	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.758780	12.099304	2.90%	50	2010
	11.660809	11.758780	0.84%	0	2009
	11.023542	11.660809	5.78%	6,149	2008
	10.476712	11.023542	5.22%	2,666	2007
	10.323283	10.476712	1.49%	2,751	2006
	10.179763	10.323283	1.41%	2,846	2005
	10.038872	10.179763	1.40%	0	2004
	10.000000	10.038872	0.39%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.917197	7.676060	10.97%	118	2010
	5.441437	6.917197	27.12%	82	2009
	10.000000	5.441437	-45.59%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.211043	8.659907	5.47%	0	2010
	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	840	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.043224	16.933712	12.57%	7,329	2010
	12.042687	15.043224	24.92%	7,014	2009
	19.418103	12.042687	-37.98%	7,164	2008
	18.663939	19.418103	4.04%	1,503	2007
	16.261968	18.663939	14.77%	0	2006
	15.342293	16.261968	5.99%	587	2005
	13.701620	15.342293	11.97%	685	2004
	10.000000	13.701620	37.02%	5,160	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	7.84%	0	2010
	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	10.02%	0	2010
	10.000000	12.057478	20.57%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.917943	12.393105	3.99%	273	2010
	11.125672	11.917943	7.12%	274	2009
	12.055724	11.125672	-7.71%	275	2008
	11.650951	12.055724	3.47%	276	2007
	11.175080	11.650951	4.26%	276	2006
	11.015097	11.175080	1.45%	0	2005
	10.718341	11.015097	2.77%	0	2004
	10.000000	10.718341	7.18%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.587725	14.799515	8.92%	5,577	2010
	11.614317	13.587725	16.99%	6,417	2009
	15.399414	11.614317	-24.58%	7,521	2008
	14.843178	15.399414	3.75%	12,862	2007
	13.573482	14.843178	9.35%	14,491	2006
	13.120388	13.573482	3.45%	11,825	2005
	12.197676	13.120388	7.56%	27,701	2004
	10.000000	12.197676	21.98%	4,334	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.554604	16.127159	10.80%	10,186	2010
	11.915016	14.554604	22.15%	9,721	2009
	17.685357	11.915016	-32.63%	1,635	2008
	16.967720	17.685357	4.23%	1,514	2007
	15.084471	16.967720	12.48%	1,404	2006
	14.345619	15.084471	5.15%	1,210	2005
	13.032501	14.345619	10.08%	1,088	2004
	10.000000	13.032501	30.33%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.823011	13.664709	6.56%	0	2010
	11.398289	12.823011	12.50%	0	2009
	13.662752	11.398289	-16.57%	0	2008
	13.144366	13.662752	3.94%	8,389	2007
	12.344849	13.144366	6.48%	8,389	2006
	12.030792	12.344849	2.61%	0	2005
	11.432830	12.030792	5.23%	0	2004
	10.000000	11.432830	14.33%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.073555	21.159631	23.93%	189	2010
	12.713568	17.073555	34.29%	444	2009
	20.377307	12.713568	-37.61%	638	2008
	19.294289	20.377307	5.61%	816	2007
	17.878889	19.294289	7.92%	1,497	2006
	16.240650	17.878889	10.09%	2,916	2005
	14.290151	16.240650	13.65%	2,055	2004
	10.000000	14.290151	42.90%	748	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.265103	10.080348	-1.80%	15,855	2010
	10.448876	10.265103	-1.76%	24,875	2009
	10.426279	10.448876	0.22%	20,580	2008
	10.132810	10.426279	2.90%	6,119	2007
	9.870853	10.132810	2.65%	10,287	2006
	9.790082	9.870853	0.83%	8,655	2005
	9.889293	9.790082	-1.00%	4,547	2004
	10.000000	9.889293	-1.11%	3,068	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.999350	13.031001	8.60%	125	2010
	9.824098	11.999350	22.14%	362	2009
	12.095722	9.824098	-18.78%	549	2008
	11.774087	12.095722	2.73%	719	2007
	11.436003	11.774087	2.96%	1,161	2006
	11.396583	11.436003	0.35%	1,651	2005
	10.893681	11.396583	4.62%	1,820	2004
	10.000000	10.893681	8.94%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.086870	9.037755	11.76%	0	2010
	6.050429	8.086870	33.66%	0	2009
	10.000000	6.050429	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.395582	14.969960	3.99%	0	2010
	11.319314	14.395582	27.18%	0	2009
	21.537850	11.319314	-47.44%	0	2008
	21.356427	21.537850	0.85%	0	2007
	17.766611	21.356427	20.21%	0	2006
	16.183856	17.766611	9.78%	0	2005
	13.733726	16.183856	17.84%	0	2004
	10.000000	13.733726	37.34%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.188621	10.590722	3.95%	0	2010
	8.012406	10.188621	27.16%	0	2009
	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	0	2007
	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.981912	9.042175	13.28%	0	2010
	6.283783	7.981912	27.02%	0	2009
	10.000000	6.283783	-37.16%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	0	2010
	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.707532	9.572291	24.19%	2,145	2010
	6.194427	7.707532	24.43%	1,720	2009
	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.553700	10.048939	17.48%	0	2010
	6.676263	8.553700	28.12%	0	2009
	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.503780	14.132927	22.85%	0	2010
	9.210609	11.503780	24.90%	0	2009
	17.544321	9.210609	-47.50%	241	2008
	16.317444	17.544321	7.52%	178	2007
	16.134121	16.317444	1.14%	153	2006
	15.249341	16.134121	5.80%	114	2005
	13.721857	15.249341	11.13%	97	2004
	10.000000	13.721857	37.22%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.657048	20.688034	24.20%	0	2010
	13.477173	16.657048	23.59%	0	2009
	20.272848	13.477173	-33.52%	0	2008
	22.255469	20.272848	-8.91%	0	2007
	19.353450	22.255469	14.99%	0	2006
	19.173862	19.353450	0.94%	0	2005
	16.688734	19.173862	14.89%	0	2004
	10.000000	16.688734	66.89%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.468562	20.212173	22.73%	0	2010
	12.475251	16.468562	32.01%	0	2009
	20.608770	12.475251	-39.47%	0	2008
	20.598389	20.608770	0.05%	0	2007
	18.769168	20.598389	9.75%	0	2006
	17.063461	18.769168	10.00%	0	2005
	14.628336	17.063461	16.65%	0	2004
	10.000000	14.628336	46.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.358728	13.741266	11.19%	0	2010
	10.023574	12.358728	23.30%	0	2009
	17.482313	10.023574	-42.66%	0	2008
	16.501933	17.482313	5.94%	0	2007
	14.817828	16.501933	11.37%	0	2006
	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.132550	9.093061	27.49%	0	2010
	5.565185	7.132550	28.16%	0	2009
	10.000000	5.565185	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.332676	10.392235	0.58%	0	2010
	9.823638	10.332676	5.18%	0	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.255443	14.479881	9.24%	0	2010
	10.000000	13.255443	32.55%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.880958	13.726542	6.56%	1,539	2010
	10.000000	12.880958	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.877409	13.448274	4.43%	0	2010
	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.448093	15.245979	13.37%	0	2010
	10.676501	13.448093	25.96%	0	2009
	17.318324	10.676501	-38.35%	0	2008
	18.109621	17.318324	-4.37%	0	2007
	15.957644	18.109621	13.49%	487	2006
	15.631642	15.957644	2.09%	0	2005
	13.595292	15.631642	14.98%	0	2004
	10.000000	13.595292	35.95%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.402160	14.087322	13.59%	0	2010
	9.061175	12.402160	36.87%	0	2009
	15.468733	9.061175	-41.42%	1,568	2008
	14.853903	15.468733	4.14%	1,625	2007
	12.883737	14.853903	15.29%	1,677	2006
	11.503272	12.883737	12.00%	1,735	2005
	10.000000	11.503272	15.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.004772	21.593622	13.62%	0	2010
	13.887705	19.004772	36.85%	0	2009
	23.701973	13.887705	-41.41%	0	2008
	22.755050	23.701973	4.16%	0	2007
	19.742872	22.755050	15.26%	0	2006
	17.625493	19.742872	12.01%	0	2005
	15.098167	17.625493	16.74%	0	2004
	10.000000	15.098167	50.98%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.483113	2.786390	12.21%	0	2010
	2.000234	2.483113	24.14%	0	2009
	9.532427	2.000234	-79.02%	664	2008
	10.000000	9.532427	-4.68%	418	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.522170	3.958276	12.38%	0	2010
	2.847722	3.522170	23.68%	0	2009
	13.534952	2.847722	-78.96%	159	2008
	13.849358	13.534952	-2.27%	159	2007
	12.911286	13.849358	7.27%	361	2006
	12.888862	12.911286	0.17%	274	2005
	12.071064	12.888862	6.77%	202	2004
	10.000000	12.071064	20.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.708267	14.454684	13.74%	0	2010
	10.110795	12.708267	25.69%	0	2009
	16.776556	10.110795	-39.73%	0	2008
	16.404704	16.776556	2.27%	0	2007
	14.556268	16.404704	12.70%	0	2006
	14.017578	14.556268	3.84%	0	2005
	13.078404	14.017578	7.18%	0	2004
	10.000000	13.078404	30.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.957145	20.491527	20.84%	49	2010
	12.615191	16.957145	34.42%	36	2009
	20.722098	12.615191	-39.12%	18	2008
	21.401986	20.722098	-3.18%	4	2007
	19.007120	21.401986	12.60%	510	2006
	17.640670	19.007120	7.75%	495	2005
	15.072953	17.640670	17.04%	0	2004
	10.000000	15.072953	50.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.834026	11.636134	7.40%	0	2010
	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.913226	11.272539	3.29%	0	2010
	10.000000	10.913226	9.13%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.154656	12.528965	12.32%	0	2010
	8.750441	11.154656	27.48%	0	2009
	14.536245	8.750441	-39.80%	0	2008
	15.755685	14.536245	-7.74%	0	2007
	13.841360	15.755685	13.83%	0	2006
	13.394064	13.841360	3.34%	0	2005
	12.275514	13.394064	9.11%	0	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.291841	15.441920	8.05%	0	2010
	11.677311	14.291841	22.39%	0	2009
	21.216886	11.677311	-44.96%	0	2008
	19.939586	21.216886	6.41%	0	2007
	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.385645	15.878783	18.63%	0	2010
	8.316778	13.385645	60.95%	0	2009
	13.450480	8.316778	-38.17%	0	2008
	12.981735	13.450480	3.61%	0	2007
	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.509110	5.09%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.448159	10.963809	4.94%	50	2010
	9.727192	10.448159	7.41%	0	2009
	11.062118	9.727192	-12.07%	0	2008
	10.707238	11.062118	3.31%	0	2007
	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005
	10.092718	10.314724	2.20%	0	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.111557	19.518249	7.77%	0	2010
	14.174913	18.111557	27.77%	0	2009
	16.978141	14.174913	-16.51%	0	2008
	16.251803	16.978141	4.47%	0	2007
	14.935322	16.251803	8.81%	0	2006
	13.562397	14.935322	10.12%	0	2005
	12.546417	13.562397	8.10%	0	2004
	10.000000	12.546417	25.46%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.773869	17.74%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	12.016171	13.256655	10.32%	0	2010
	9.630322	12.016171	24.77%	0	2009
	15.784090	9.630322	-38.99%	2,906	2008
	14.619971	15.784090	7.96%	3,012	2007
	13.095576	14.619971	11.64%	3,108	2006
	12.262394	13.095576	6.79%	3,214	2005
	11.386513	12.262394	7.69%	0	2004
	10.000000	11.386513	13.87%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.660082	10.747011	11.25%	0	2010
	8.520347	9.660082	13.38%	0	2009
	12.240424	8.520347	-30.39%	0	2008
	11.585958	12.240424	5.65%	0	2007
	10.520576	11.585958	10.13%	0	2006
	10.203972	10.520576	3.10%	0	2005
	10.000000	10.203972	2.04%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.584611	25.85%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.913770	16.076701	24.49%	0	2010
	8.615146	12.913770	49.90%	0	2009
	14.977636	8.615146	-42.48%	0	2008
	13.402661	14.977636	11.75%	0	2007
	11.117972	13.402661	20.55%	0	2006
	10.655954	11.117972	4.34%	0	2005
	10.000000	10.655954	6.56%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.811308	12.415193	5.11%	0	2010
	10.739659	11.811308	9.98%	0	2009
	10.681162	10.739659	0.55%	0	2008
	10.243801	10.681162	4.27%	0	2007
	10.047592	10.243801	1.95%	0	2006
	10.040737	10.047592	0.07%	0	2005
	10.000000	10.040737	0.41%	0	2004*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.413111	13.742989	10.71%	0	2010
	10.508689	12.413111	18.12%	0	2009
	18.054232	10.508689	-41.79%	0	2008
	17.543710	18.054232	2.91%	0	2007
	15.278513	17.543710	14.83%	1,067	2006
	14.881685	15.278513	2.67%	1,069	2005
	13.632334	14.881685	9.16%	1,114	2004
	10.000000	13.632334	36.32%	1,151	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.774548	22.084830	24.25%	798	2010
	12.694437	17.774548	40.02%	203	2009
	20.130240	12.694437	-36.94%	117	2008
	20.203167	20.130240	-0.36%	0	2007
	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.014646	12.396085	3.17%	20,517	2010
	11.106590	12.014646	8.18%	21,724	2009
	11.498609	11.106590	-3.41%	24,620	2008
	10.700603	11.498609	7.46%	20,857	2007
	10.731395	10.700603	-0.29%	21,311	2006
	10.764887	10.731395	-0.31%	21,719	2005
	10.365477	10.764887	3.85%	12,676	2004
	10.000000	10.365477	3.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.613872	14.096731	11.76%	0	2010
	10.912153	12.613872	15.59%	0	2009
	17.033878	10.912153	-35.94%	0	2008
	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.912745	13.911364	16.78%	3,100	2010
	9.350585	11.912745	27.40%	5,210	2009
	12.620144	9.350585	-25.91%	5,485	2008
	13.179014	12.620144	-4.24%	1,932	2007
	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.027073	12.956952	7.73%	1,509	2010
	10.000000	12.027073	20.27%	1,134	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.643625	20.555092	23.50%	2,688	2010
	13.563037	16.643625	22.71%	1,844	2009
	20.002786	13.563037	-32.19%	3,120	2008
	20.516323	20.002786	-2.50%	5,616	2007
	18.269183	20.516323	12.30%	5,508	2006
	17.356994	18.269183	5.26%	5,793	2005
	14.508790	17.356994	19.63%	7,491	2004
	10.000000	14.508790	45.09%	3,647	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.048410	14.668947	12.42%	26,348	2010
	10.547325	13.048410	23.71%	27,139	2009
	17.145170	10.547325	-38.48%	28,788	2008
	16.639547	17.145170	3.04%	39,870	2007
	14.714741	16.639547	13.08%	41,370	2006
	14.354842	14.714741	2.51%	47,881	2005
	13.253320	14.354842	8.31%	12,936	2004
	10.000000	13.253320	32.53%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136134	14.833045	12.92%	4,719	2010
	10.949713	13.136134	19.97%	4,719	2009
	15.874644	10.949713	-31.02%	7,313	2008
	15.138224	15.874644	4.86%	7,579	2007
	13.271692	15.138224	14.06%	8,600	2006
	12.986389	13.271692	2.20%	7,717	2005
	12.625572	12.986389	2.86%	5,679	2004
	10.000000	12.625572	26.26%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.344205	13.281829	28.40%	0	2010
	8.380150	10.344205	23.44%	0	2009
	13.721095	8.380150	-38.93%	0	2008
	15.758805	13.721095	-12.93%	0	2007
	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004
	10.000000	13.733890	37.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.719010	14.107750	10.92%	537	2010
	11.441022	12.719010	11.17%	0	2009
	16.574035	11.441022	-30.97%	0	2008
	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.562875	12.288936	6.28%	13,482	2010
	9.804553	11.562875	17.93%	18,047	2009
	10.805484	9.804553	-9.26%	17,742	2008
	10.471975	10.805484	3.18%	19,984	2007
	10.266398	10.471975	2.00%	20,199	2006
	10.357156	10.266398	-0.88%	20,814	2005
	10.213311	10.357156	1.41%	14,765	2004
	10.000000	10.213311	2.13%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.905056	12.046245	10.46%	0	2010
	8.963395	10.905056	21.66%	0	2009
	12.204072	8.963395	-26.55%	0	2008
	11.469338	12.204072	6.41%	0	2007
	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.801171	12.120556	12.22%	3,430	2010
	8.560800	10.801171	26.17%	6,245	2009
	12.979840	8.560800	-34.05%	6,407	2008
	12.027039	12.979840	7.92%	7,264	2007
	10.969142	12.027039	9.64%	7,421	2006
	10.000000	10.969142	9.69%	7,588	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.551525	12.002147	13.75%	965	2010
	8.195231	10.551525	28.75%	842	2009
	13.505146	8.195231	-39.32%	1,079	2008
	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.155272	16.555210	16.95%	4,257	2010
	9.772843	14.155272	44.84%	2,813	2009
	21.839085	9.772843	-55.25%	2,791	2008
	15.279127	21.839085	42.93%	893	2007
	13.348402	15.279127	14.46%	708	2006
	10.000000	13.348402	33.48%	5,505	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.941302	14.596869	12.79%	67,069	2010
	10.151580	12.941302	27.48%	73,460	2009
	18.086735	10.151580	-43.87%	84,314	2008
	18.197972	18.086735	-0.61%	95,851	2007
	15.459110	18.197972	17.72%	99,741	2006
	14.918610	15.459110	3.62%	102,566	2005
	13.664733	14.918610	9.18%	64,459	2004
	10.000000	13.664733	36.65%	1,129	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.221840	14.858393	21.57%	11,389	2010
	9.730934	12.221840	25.60%	10,454	2009
	18.816653	9.730934	-48.29%	12,772	2008
	15.137527	18.816653	24.30%	13,925	2007
	14.470999	15.137527	4.61%	15,032	2006
	13.974030	14.470999	3.56%	15,209	2005
	13.806339	13.974030	1.21%	12,845	2004
	10.000000	13.806339	38.06%	900	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.778830	12.433559	5.56%	19,675	2010
	10.393080	11.778830	13.33%	37,753	2009
	10.968658	10.393080	-5.25%	41,449	2008
	10.737961	10.968658	2.15%	31,886	2007
	10.505247	10.737961	2.22%	12,826	2006
	10.503682	10.505247	0.01%	11,920	2005
	10.271299	10.503682	2.26%	9,778	2004
	10.000000	10.271299	2.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.567387	25.955059	26.20%	37,984	2010
	14.994381	20.567387	37.17%	42,963	2009
	25.296736	14.994381	-40.73%	46,113	2008
	22.348276	25.296736	13.19%	56,179	2007
	20.255999	22.348276	10.33%	59,879	2006
	17.486236	20.255999	15.84%	62,587	2005
	14.291814	17.486236	22.35%	37,694	2004
	10.000000	14.291814	42.92%	351	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.303661	19.162728	10.74%	0	2010
	13.967521	17.303661	23.88%	0	2009
	25.394936	13.967521	-45.00%	0	2008
	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	0	2005
	14.747430	16.401788	11.22%	0	2004
	10.000000	14.747430	47.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.602372	12.848501	10.74%	5,798	2010
	9.366945	11.602372	23.87%	6,538	2009
	17.026073	9.366945	-44.98%	6,238	2008
	14.820340	17.026073	14.88%	3,243	2007
	12.815973	14.820340	15.64%	4,276	2006
	10.995945	12.815973	16.55%	1,788	2005
	10.000000	10.995945	9.96%	384	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.191033	20.077343	24.00%	11,996	2010
	10.496953	16.191033	54.25%	12,124	2009
	21.955389	10.496953	-52.19%	13,820	2008
	21.217030	21.955389	3.48%	15,645	2007
	18.633000	21.217030	13.87%	15,438	2006
	18.533418	18.633000	0.54%	15,802	2005
	16.587140	18.533418	11.73%	3,213	2004
	10.000000	16.587140	65.87%	551	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.365402	11.463051	10.59%	16,572	2010
	7.788371	10.365402	33.09%	9,885	2009
	11.280782	7.788371	-30.96%	22,037	2008
	11.078363	11.280782	1.83%	4,247	2007
	10.000000	11.078363	10.78%	436	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.144812	15.565291	18.41%	51,767	2010
	11.413078	13.144812	15.17%	59,350	2009
	15.951280	11.413078	-28.45%	66,209	2008
	16.702536	15.951280	-4.50%	75,219	2007
	14.528693	16.702536	14.96%	83,958	2006
	14.311386	14.528693	1.52%	96,355	2005
	13.136268	14.311386	8.95%	55,430	2004
	10.000000	13.136268	31.36%	370	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.068056	21.480554	25.85%	8,774	2010
	13.464186	17.068056	26.77%	12,676	2009
	20.480506	13.464186	-34.26%	10,087	2008
	21.377512	20.480506	-4.20%	7,848	2007
	18.617786	21.377512	14.82%	8,490	2006
	17.438799	18.617786	6.76%	9,643	2005
	14.357875	17.438799	21.46%	9,138	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.403837	9.094250	8.22%	0	2010
	6.573599	8.403837	27.84%	0	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.816419	18.242930	15.34%	4,589	2010
	9.334414	15.816419	69.44%	33	2009
	20.095412	9.334414	-53.55%	34	2008
	15.910289	20.095412	26.30%	507	2007
	12.646990	15.910289	25.80%	2,258	2006
	10.000000	12.646990	26.47%	1,587	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.350761	19.525697	6.40%	0	2010
	13.642936	18.350761	34.51%	0	2009
	23.314502	13.642936	-41.48%	0	2008
	20.575821	23.314502	13.31%	0	2007
	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004
	10.000000	13.720588	37.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.208602	14.054310	6.40%	14,220	2010
	9.808898	13.208602	34.66%	16,744	2009
	16.766478	9.808898	-41.50%	29,874	2008
	14.798397	16.766478	13.30%	23,110	2007
	12.412578	14.798397	19.22%	8,393	2006
	11.482386	12.412578	8.10%	10,983	2005
	10.000000	11.482386	14.82%	779	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.303830	16.058119	12.26%	6,259	2010
	12.278911	14.303830	16.49%	1,780	2009
	11.779233	12.278911	4.24%	1,565	2008
	10.809817	11.779233	8.97%	1,607	2007
	9.759551	10.809817	10.76%	1,568	2006
	10.000000	9.759551	-2.40%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.304278	3.04%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.278617	12.79%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.275383	12.749732	13.08%	8,840	2010
	9.516292	11.275383	18.49%	8,887	2009
	16.899739	9.516292	-43.69%	12,020	2008
	15.411768	16.899739	9.65%	17,049	2007
	14.804611	15.411768	4.10%	17,986	2006
	13.891196	14.804611	6.58%	17,011	2005
	13.310109	13.891196	4.37%	6,025	2004
	10.000000	13.310109	33.10%	1,300	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.110778	17.571123	16.28%	5,819	2010
	10.842703	15.110778	39.36%	5,888	2009
	20.895091	10.842703	-48.11%	7,037	2008
	19.259541	20.895091	8.49%	6,917	2007
	16.877833	19.259541	14.11%	8,269	2006
	15.736819	16.877833	7.25%	8,271	2005
	13.909528	15.736819	13.14%	1,782	2004
	10.000000	13.909528	39.10%	1,598	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.817371	12.605139	6.67%	2,115	2010
	10.000000	11.817371	18.17%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.380173	16.321490	6.12%	727	2010
	12.477840	15.380173	23.26%	771	2009
	15.145534	12.477840	-17.61%	812	2008
	13.993012	15.145534	8.24%	885	2007
	12.911316	13.993012	8.38%	1,049	2006
	12.217979	12.911316	5.67%	1,095	2005
	11.494958	12.217979	6.29%	1,194	2004
	10.000000	11.494958	14.95%	1,284	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.883341	18.689987	4.51%	3,276	2010
	12.478366	17.883341	43.31%	4,223	2009
	22.830114	12.478366	-45.34%	4,878	2008
	17.025367	22.830114	34.09%	3,132	2007
	15.896255	17.025367	7.10%	28	2006
	14.388282	15.896255	10.48%	28	2005
	12.426582	14.388282	15.79%	76	2004
	10.000000	12.426582	24.27%	188	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.213355	12.13%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.954427	26.942416	22.72%	1,929	2010
	12.491084	21.954427	75.76%	4,364	2009
	26.631529	12.491084	-53.10%	4,593	2008
	21.187903	26.631529	25.69%	3,366	2007
	14.714740	21.187903	43.99%	2,253	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.270233	39.597895	22.71%	0	2010
	18.360385	32.270233	75.76%	0	2009
	39.160687	18.360385	-53.12%	0	2008
	31.169284	39.160687	25.64%	0	2007
	21.656559	31.169284	43.93%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.344822	14.689734	10.08%	20,137	2010
	9.774798	13.344822	36.52%	20,739	2009
	15.803516	9.774798	-38.15%	23,920	2008
	14.503959	15.803516	8.96%	31,546	2007
	13.770714	14.503959	5.32%	32,008	2006
	13.460591	13.770714	2.30%	32,143	2005
	12.583644	13.460591	6.97%	8,482	2004
	10.000000	12.583644	25.84%	453	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.255643	16.653081	9.16%	49,498	2010
	12.693375	15.255643	20.19%	55,733	2009
	19.229140	12.693375	-33.99%	49,008	2008
	18.210675	19.229140	5.59%	44,496	2007
	15.395861	18.210675	18.28%	43,226	2006
	14.732461	15.395861	4.50%	44,531	2005
	13.072099	14.732461	12.70%	21,630	2004
	10.000000	13.072099	30.72%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.709979	7.10%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.676206	11.584557	8.51%	5,960	2010
	8.658855	10.676206	23.30%	6,002	2009
	12.438934	8.658855	-31.66%	2,868	2008
	11.857614	12.438934	4.90%	3,496	2007
	10.940489	11.857614	8.38%	3,534	2006
	10.717820	10.940489	2.08%	6,609	2005
	10.000000	10.717820	7.18%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.886870	11.840538	19.76%	0	2010
	7.488773	9.886870	32.02%	0	2009
	14.245429	7.488773	-47.43%	6	2008
	14.063542	14.245429	1.29%	11,654	2007
	11.605833	14.063542	21.18%	970	2006
	10.000000	11.605833	16.06%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.820384	10.148128	3.34%	13,110	2010
	8.828835	9.820384	11.23%	22,003	2009
	10.390631	8.828835	-15.03%	33,347	2008
	10.105358	10.390631	2.82%	25,033	2007
	9.880148	10.105358	2.28%	4,887	2006
	9.922647	9.880148	-0.43%	3,036	2005
	10.031522	9.922647	-1.09%	3,203	2004
	10.000000	10.031522	0.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.933729	12.836225	17.40%	1,039	2010
	9.074922	10.933729	20.48%	1,108	2009
	15.276455	9.074922	-40.60%	1,449	2008
	15.486280	15.276455	-1.35%	1,125	2007
	14.990135	15.486280	3.31%	1,117	2006
	14.841809	14.990135	1.00%	1,164	2005
	13.516188	14.841809	9.81%	176	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.879389	15.530501	20.58%	715	2010
	9.984406	12.879389	29.00%	782	2009
	16.798984	9.984406	-40.57%	783	2008
	15.906329	16.798984	5.61%	18,217	2007
	14.252324	15.906329	11.61%	1,728	2006
	13.588384	14.252324	4.89%	261	2005
	12.221487	13.588384	11.18%	776	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.396141	13.767110	11.06%	19,696	2010
	10.000000	12.396141	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.068158	9.970101	9.95%	336,406	2010
	7.486222	9.068158	21.13%	214,330	2009
	10.861614	7.486222	-31.08%	122,676	2008
	10.427094	10.861614	4.17%	50,041	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.243901	10.656705	4.03%	69,383	2010
	9.306266	10.243901	10.08%	83,287	2009
	10.520262	9.306266	-11.54%	77,859	2008
	10.409221	10.520262	1.07%	33,914	2007
	10.000000	10.409221	4.09%	2,136	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.060622	10.990536	9.24%	4,375	2010
	7.238672	10.060622	38.98%	8,171	2009
	12.019214	7.238672	-39.77%	10,181	2008
	10.708700	12.019214	12.24%	2,176	2007
	10.000000	10.708700	7.09%	3,175	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.384221	9.726409	16.01%	24,789	2010
	6.155155	8.384221	36.21%	29,323	2009
	11.241811	6.155155	-45.25%	36,108	2008
	10.236847	11.241811	9.82%	8,726	2007
	10.000000	10.236847	2.37%	1,645	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.617747	8.297526	8.92%	78,653	2010
	5.938710	7.617747	28.27%	72,872	2009
	9.769577	5.938710	-39.21%	58,169	2008
	10.000000	9.769577	-2.30%	28,947	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.374149	15.964206	11.06%	20,046	2010
	10.030824	14.374149	43.30%	21,638	2009
	14.192415	10.030824	-29.32%	24,328	2008
	14.021832	14.192415	1.22%	26,331	2007
	12.915841	14.021832	8.56%	27,356	2006
	12.852665	12.915841	0.49%	28,272	2005
	11.893980	12.852665	8.06%	24,452	2004
	10.000000	11.893980	18.94%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.578896	12.860404	11.07%	6,094	2010
	8.075684	11.578896	43.38%	5,957	2009
	11.443376	8.075684	-29.43%	7,047	2008
	11.302178	11.443376	1.25%	6,237	2007
	10.411135	11.302178	8.56%	3,166	2006
	10.000000	10.411135	4.11%	2,822	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.642153	8.654916	13.25%	3	2010
	5.090232	7.642153	50.13%	336	2009
	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.859069	9.531298	21.28%	10,918	2010
	6.099785	7.859069	28.84%	26,170	2009
	10.000000	6.099785	-39.00%	29,374	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.031170	9.061628	12.83%	0	2010
	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.278998	10.055121	8.36%	35,954	2010
	7.889996	9.278998	17.60%	27,490	2009
	10.000000	7.889996	-21.10%	7,064	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.738475	9.639496	10.31%	100,584	2010
	7.170498	8.738475	21.87%	36,098	2009
	10.000000	7.170498	-28.30%	6,488	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.023671	10.507326	4.83%	54,997	2010
	9.036060	10.023671	10.93%	55,189	2009
	10.000000	9.036060	-9.64%	18,271	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.009172	9.848044	9.31%	38,846	2010
	7.526994	9.009172	19.69%	31,149	2009
	10.000000	7.526994	-24.73%	7,020	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.458991	9.407764	11.22%	44,978	2010
	6.808767	8.458991	24.24%	40,445	2009
	10.000000	6.808767	-31.91%	28,457	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.550512	10.220701	7.02%	41,987	2010
	8.268590	9.550512	15.50%	0	2009
	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.445512	10.947201	4.80%	9,283	2010
	9.800405	10.445512	6.58%	14,933	2009
	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.206811	11.892035	6.11%	0	2010
	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.203559	36.638038	13.77%	0	2010
	20.118140	32.203559	60.07%	0	2009
	48.724248	20.118140	-58.71%	0	2008
	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.291051	21.942915	13.75%	5,809	2010
	12.051474	19.291051	60.07%	3,946	2009
	29.141566	12.051474	-58.65%	3,910	2008
	20.414905	29.141566	42.75%	2,940	2007
	15.230741	20.414905	34.04%	2,310	2006
	11.711869	15.230741	30.05%	1,385	2005
	10.000000	11.711869	17.12%	2,889	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.717690	12.050888	2.84%	14,821	2010
	11.625974	11.717690	0.79%	29,736	2009
	10.996208	11.625974	5.73%	34,527	2008
	10.456077	10.996208	5.17%	27,100	2007
	10.308192	10.456077	1.43%	8,502	2006
	10.170039	10.308192	1.36%	6,589	2005
	10.034393	10.170039	1.35%	4,339	2004
	10.000000	10.034393	0.34%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.911330	7.665647	10.91%	9	2010
	5.439586	6.911330	27.06%	9	2009
	10.000000	5.439586	-45.60%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.195706	8.639344	5.41%	0	2010
	6.492680	8.195706	26.23%	0	2009
	11.624236	6.492680	-44.15%	0	2008
	10.827926	11.624236	7.35%	0	2007
	10.000000	10.827926	8.28%	1,659	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.990655	16.865953	12.51%	192,748	2010
	12.006727	14.990655	24.85%	261,602	2009
	19.370012	12.006727	-38.01%	297,260	2008
	18.627254	19.370012	3.99%	376,403	2007
	16.238229	18.627254	14.71%	383,206	2006
	15.327674	16.238229	5.94%	388,298	2005
	13.695527	15.327674	11.92%	276,168	2004
	10.000000	13.695527	36.96%	27,968	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.496080	12.390907	7.78%	2,371	2010
	10.000000	11.496080	14.96%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.053380	13.253792	9.96%	21,192	2010
	10.000000	12.053380	20.53%	14,875	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.876288	12.343508	3.93%	50,927	2010
	11.092429	11.876288	7.07%	64,181	2009
	12.025824	11.092429	-7.76%	75,213	2008
	11.628004	12.025824	3.42%	51,226	2007
	11.158734	11.628004	4.21%	75,480	2006
	11.004575	11.158734	1.40%	77,467	2005
	10.713558	11.004575	2.72%	50,124	2004
	10.000000	10.713558	7.14%	4,827	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.540200	14.740247	8.86%	361,432	2010
	11.579600	13.540200	16.93%	408,612	2009
	15.361218	11.579600	-24.62%	469,468	2008
	14.813939	15.361218	3.69%	569,093	2007
	13.553620	14.813939	9.30%	524,198	2006
	13.107851	13.553620	3.40%	536,067	2005
	12.192229	13.107851	7.51%	393,972	2004
	10.000000	12.192229	21.92%	531	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.503712	16.062594	10.75%	600,810	2010
	11.879401	14.503712	22.09%	780,764	2009
	17.641492	11.879401	-32.66%	882,871	2008
	16.934317	17.641492	4.18%	887,939	2007
	15.062418	16.934317	12.43%	958,488	2006
	14.331913	15.062418	5.10%	971,995	2005
	13.026688	14.331913	10.02%	513,634	2004
	10.000000	13.026688	30.27%	16,857	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.778219	13.610050	6.51%	137,289	2010
	11.364256	12.778219	12.44%	102,552	2009
	13.628897	11.364256	-16.62%	104,308	2008
	13.118511	13.628897	3.89%	132,362	2007
	12.326824	13.118511	6.42%	146,145	2006
	12.019327	12.326824	2.56%	209,725	2005
	11.427726	12.019327	5.18%	118,050	2004
	10.000000	11.427726	14.28%	1,075	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.013868	21.074937	23.87%	1,109	2010
	12.675571	17.013868	34.23%	1,109	2009
	20.326795	12.675571	-37.64%	2,790	2008
	19.256325	20.326795	5.56%	3,895	2007
	17.852771	19.256325	7.86%	4,027	2006
	16.225157	17.852771	10.03%	8,558	2005
	14.283788	16.225157	13.59%	4,730	2004
	10.000000	14.283788	42.84%	3,692	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.229014	10.039796	-1.85%	127,047	2010
	10.417445	10.229014	-1.81%	232,435	2009
	10.400214	10.417445	0.17%	210,232	2008
	10.112656	10.400214	2.84%	116,638	2007
	9.856226	10.112656	2.60%	38,419	2006
	9.780540	9.856226	0.77%	66,104	2005
	9.884687	9.780540	-1.05%	64,139	2004
	10.000000	9.884687	-1.15%	15,173	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.957409	12.978836	8.54%	5,189	2010
	9.794737	11.957409	22.08%	5,712	2009
	12.065711	9.794737	-18.82%	9,270	2008
	11.750886	12.065711	2.68%	5,347	2007
	11.419269	11.750886	2.90%	3,543	2006
	11.385690	11.419269	0.29%	7,988	2005
	10.888817	11.385690	4.56%	5	2004
	10.000000	10.888817	8.89%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.080005	9.025504	11.70%	30,776	2010
	6.048367	8.080005	33.59%	43,519	2009
	10.000000	6.048367	-39.52%	23,095	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.346757	14.911587	3.94%	0	2010
	11.286674	14.346757	27.11%	0	2009
	21.486728	11.286674	-47.47%	0	2008
	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.159263	10.554825	3.89%	4,325	2010
	7.993388	10.159263	27.10%	4,129	2009
	15.209482	7.993388	-47.44%	11,743	2008
	15.090586	15.209482	0.79%	10,844	2007
	12.559962	15.090586	20.15%	2,432	2006
	11.445372	12.559962	9.74%	1,894	2005
	10.000000	11.445372	14.45%	147	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.975139	9.029911	13.23%	14,375	2010
	6.281640	7.975139	26.96%	21,157	2009
	10.000000	6.281640	-37.18%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.840677	8.676601	10.66%	38,197	2010
	6.269802	7.840677	25.05%	43,079	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.700979	9.559284	24.13%	25,995	2010
	6.192315	7.700979	24.36%	33,311	2009
	10.000000	6.192315	-38.08%	9,498	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.546437	10.035290	17.42%	6,686	2010
	6.673995	8.546437	28.06%	12,947	2009
	10.000000	6.673995	-33.26%	17,575	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.463564	14.076350	22.79%	2,099	2010
	9.183081	11.463564	24.83%	1,967	2009
	17.500830	9.183081	-47.53%	2,064	2008
	16.285328	17.500830	7.46%	1,885	2007
	16.110548	16.285328	1.08%	1,912	2006
	15.234783	16.110548	5.75%	1,883	2005
	13.715748	15.234783	11.08%	1	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.598802	20.605213	24.14%	8,571	2010
	13.436896	16.598802	23.53%	9,308	2009
	20.222599	13.436896	-33.56%	10,052	2008
	22.211681	20.222599	-8.96%	10,166	2007
	19.325182	22.211681	14.94%	10,070	2006
	19.155578	19.325182	0.89%	11,111	2005
	16.681315	19.155578	14.83%	7,143	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.410976	20.131252	22.67%	3,029	2010
	12.437959	16.410976	31.94%	5,125	2009
	20.557672	12.437959	-39.50%	8,443	2008
	20.557852	20.557672	0.00%	7,716	2007
	18.741745	20.557852	9.69%	5,672	2006
	17.047183	18.741745	9.94%	5,342	2005
	14.621826	17.047183	16.59%	3,427	2004
	10.000000	14.621826	46.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.315506	13.686234	11.13%	11,141	2010
	9.993615	12.315506	23.23%	20,814	2009
	17.438964	9.993615	-42.69%	24,393	2008
	16.469458	17.438964	5.89%	19,286	2007
	14.796175	16.469458	11.31%	14,046	2006
	14.082839	14.796175	5.07%	7,730	2005
	13.099371	14.082839	7.51%	618	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.126472	9.080691	27.42%	20,225	2010
	5.563279	7.126472	28.10%	17,592	2009
	10.000000	5.563279	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.323906	10.378124	0.53%	13,314	2010
	9.820295	10.323906	5.13%	21,202	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.250943	14.467598	9.18%	0	2010
	10.000000	13.250943	32.51%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.876575	13.714900	6.51%	98,449	2010
	10.000000	12.876575	28.77%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.873037	13.436871	4.38%	7,057	2010
	10.000000	12.873037	28.73%	17,226	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.401074	15.184938	13.31%	12,739	2010
	10.644586	13.401074	25.90%	13,177	2009
	17.275388	10.644586	-38.38%	13,439	2008
	18.073967	17.275388	-4.42%	22,926	2007
	15.934319	18.073967	13.43%	16,375	2006
	15.616715	15.934319	2.03%	13,909	2005
	13.589226	15.616715	14.92%	9,863	2004
	10.000000	13.589226	35.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.366446	14.039617	13.53%	5,533	2010
	9.039684	12.366446	36.80%	8,286	2009
	15.439925	9.039684	-41.45%	9,550	2008
	14.833818	15.439925	4.09%	12,056	2007
	12.872847	14.833818	15.23%	12,924	2006
	11.499389	12.872847	11.94%	14,303	2005
	10.000000	11.499389	14.99%	8,750	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.938318	21.507168	13.56%	0	2010
	13.846190	18.938318	36.78%	0	2009
	23.643183	13.846190	-41.44%	0	2008
	22.710241	23.643183	4.11%	0	2007
	19.714004	22.710241	15.20%	0	2006
	17.608662	19.714004	11.96%	0	2005
	15.091431	17.608662	16.68%	0	2004
	10.000000	15.091431	50.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.479746	2.781198	12.16%	1,279	2010
	1.998532	2.479746	24.08%	1,297	2009
	9.529185	1.998532	-79.03%	8,267	2008
	10.000000	9.529185	-4.71%	466	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.509845	3.942428	12.32%	15	2010
	2.839210	3.509845	23.62%	1,100	2009
	13.501403	2.839210	-78.97%	1,180	2008
	13.822109	13.501403	-2.32%	1,952	2007
	12.892436	13.822109	7.21%	5,308	2006
	12.876571	12.892436	0.12%	5,663	2005
	12.065688	12.876571	6.72%	3,671	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.663841	14.396821	13.68%	15,494	2010
	10.080586	12.663841	25.63%	23,960	2009
	16.734981	10.080586	-39.76%	27,015	2008
	16.372426	16.734981	2.21%	22,612	2007
	14.535004	16.372426	12.64%	9,530	2006
	14.004211	14.535004	3.79%	7,842	2005
	13.072585	14.004211	7.13%	2,701	2004
	10.000000	13.072585	30.73%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.897853	20.409488	20.78%	3,458	2010
	12.577491	16.897853	34.35%	3,776	2009
	20.670727	12.577491	-39.15%	9,405	2008
	21.359870	20.670727	-3.23%	5,638	2007
	18.979349	21.359870	12.54%	4,285	2006
	17.623824	18.979349	7.69%	3,132	2005
	15.066242	17.623824	16.98%	1,041	2004
	10.000000	15.066242	50.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.830339	11.626247	7.35%	0	2010
	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.909511	11.262962	3.24%	23,842	2010
	10.000000	10.909511	9.10%	8,790	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.116845	12.480136	12.26%	847	2010
	8.725219	11.116845	27.41%	1,703	2009
	14.501740	8.725219	-39.83%	2,993	2008
	15.726340	14.501740	-7.79%	3,155	2007
	13.822597	15.726340	13.77%	3,366	2006
	13.382696	13.822597	3.29%	2,529	2005
	12.271349	13.382696	9.06%	1,671	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.243374	15.381731	7.99%	0	2010
	11.643640	14.243374	22.33%	0	2009
	21.166526	11.643640	-44.99%	0	2008
	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.340219	15.816854	18.57%	1,014	2010
	8.292772	13.340219	60.87%	0	2009
	13.418513	8.292772	-38.20%	41	2008
	12.957523	13.418513	3.56%	188	2007
	12.520549	12.957523	3.49%	1,622	2006
	12.068798	12.520549	3.74%	793	2005
	11.707077	12.068798	3.09%	676	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.505563	5.06%	382	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.412737	10.921086	4.88%	8,553	2010
	9.699151	10.412737	7.36%	27,156	2009
	11.035849	9.699151	-12.11%	41,391	2008
	10.687295	11.035849	3.26%	39,194	2007
	10.513789	10.687295	1.65%	24,195	2006
	10.305973	10.513789	2.02%	23,245	2005
	10.089289	10.305973	2.15%	22,785	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.047123	19.438922	7.71%	0	2010
	14.131677	18.047123	27.71%	0	2009
	16.934984	14.131677	-16.55%	0	2008
	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.769890	17.70%	4,737	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.977176	13.206918	10.27%	0	2010
	9.603959	11.977176	24.71%	403	2009
	15.748921	9.603959	-39.02%	1,403	2008
	14.594874	15.748921	7.91%	1,404	2007
	13.079738	14.594874	11.58%	1,532	2006
	12.253786	13.079738	6.74%	1,534	2005
	11.384325	12.253786	7.64%	1,003	2004
	10.000000	11.384325	13.84%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.634894	10.713550	11.20%	0	2010
	8.502453	9.634894	13.32%	0	2009
	12.220958	8.502453	-30.43%	0	2008
	11.573456	12.220958	5.59%	0	2007
	10.514564	11.573456	10.07%	0	2006
	10.203319	10.514564	3.05%	0	2005
	10.000000	10.203319	2.03%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.581669	25.82%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.880121	16.026653	24.43%	759	2010
	8.597067	12.880121	49.82%	114	2009
	14.953827	8.597067	-42.51%	0	2008
	13.388215	14.953827	11.69%	0	2007
	11.111619	13.388215	20.49%	0	2006
	10.655269	11.111619	4.28%	0	2005
	10.000000	10.655269	6.55%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.780515	12.376523	5.06%	0	2010
	10.717117	11.780515	9.92%	0	2009
	10.664172	10.717117	0.50%	0	2008
	10.232743	10.664172	4.22%	0	2007
	10.041846	10.232743	1.90%	0	2006
	10.040094	10.041846	0.02%	0	2005
	10.000000	10.040094	0.40%	0	2004*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.369671	13.687916	10.66%	529	2010
	10.477260	12.369671	18.06%	887	2009
	18.009437	10.477260	-41.82%	2,431	2008
	17.509150	18.009437	2.86%	7,186	2007
	15.256160	17.509150	14.77%	7,530	2006
	14.867466	15.256160	2.61%	8,654	2005
	13.626250	14.867466	9.11%	10,374	2004
	10.000000	13.626250	36.26%	8,167	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.712365	21.996364	24.19%	2,376	2010
	12.656476	17.712365	39.95%	2,938	2009
	20.080310	12.656476	-36.97%	2,300	2008
	20.163377	20.080310	-0.41%	0	2007
	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	0	2004
	10.000000	14.727543	47.28%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.971868	12.345662	3.12%	15,257	2010
	11.072684	11.971868	8.12%	18,125	2009
	11.469347	11.072684	-3.46%	17,885	2008
	10.678841	11.469347	7.40%	3,821	2007
	10.715015	10.678841	-0.34%	5,587	2006
	10.753920	10.715015	-0.36%	6,380	2005
	10.360197	10.753920	3.80%	6,149	2004
	10.000000	10.360197	3.60%	498	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.569760	14.040284	11.70%	0	2010
	10.879530	12.569760	15.54%	0	2009
	16.991635	10.879530	-35.97%	0	2008
	17.397983	16.991635	-2.34%	510	2007
	15.181408	17.397983	14.60%	510	2006
	14.805759	15.181408	2.54%	510	2005
	13.406642	14.805759	10.44%	511	2004
	10.000000	13.406642	34.07%	273	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.884456	13.871247	16.72%	8,437	2010
	9.333144	11.884456	27.34%	13,484	2009
	12.603032	9.333144	-25.95%	10,414	2008
	13.167878	12.603032	-4.29%	97	2007
	11.164123	13.167878	17.95%	0	2006
	10.000000	11.164123	11.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.022984	12.945958	7.68%	0	2010
	10.000000	12.022984	20.23%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.585419	20.472792	23.44%	3,481	2010
	13.522499	16.585419	22.65%	3,448	2009
	19.953186	13.522499	-32.23%	4,094	2008
	20.475926	19.953186	-2.55%	192	2007
	18.242482	20.475926	12.24%	193	2006
	17.340425	18.242482	5.20%	193	2005
	14.502323	17.340425	19.57%	193	2004
	10.000000	14.502323	45.02%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	13.002769	14.610202	12.36%	803	2010
	10.515790	13.002769	23.65%	1,712	2009
	17.102642	10.515790	-38.51%	5,030	2008
	16.606789	17.102642	2.99%	6,897	2007
	14.693228	16.606789	13.02%	7,505	2006
	14.341131	14.693228	2.46%	9,761	2005
	13.247418	14.341131	8.26%	9,443	2004
	10.000000	13.247418	32.47%	5,170	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.090190	14.773644	12.86%	4,239	2010
	10.916979	13.090190	19.91%	4,330	2009
	15.835261	10.916979	-31.06%	1,747	2008
	15.108418	15.835261	4.81%	247	2007
	13.252291	15.108418	14.01%	262	2006
	12.973992	13.252291	2.15%	262	2005
	12.619952	12.973992	2.81%	247	2004
	10.000000	12.619952	26.20%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.307991	13.228606	28.33%	0	2010
	8.355079	10.307991	23.37%	0	2009
	13.687049	8.355079	-38.96%	0	2008
	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005
	13.727773	14.954456	8.94%	0	2004
	10.000000	13.727773	37.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.674512	14.051238	10.86%	0	2010
	11.406802	12.674512	11.11%	0	2009
	16.532909	11.406802	-31.01%	152	2008
	15.372699	16.532909	7.55%	234	2007
	13.533690	15.372699	13.59%	283	2006
	13.565101	13.533690	-0.23%	365	2005
	12.909925	13.565101	5.07%	365	2004
	10.000000	12.909925	29.10%	133	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.522442	12.239736	6.23%	2,165	2010
	9.775256	11.522442	17.87%	2,180	2009
	10.778693	9.775256	-9.31%	2,610	2008
	10.451360	10.778693	3.13%	4,327	2007
	10.251388	10.451360	1.95%	4,130	2006
	10.347262	10.251388	-0.93%	3,688	2005
	10.208760	10.347262	1.36%	2,973	2004
	10.000000	10.208760	2.09%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.879123	12.011480	10.41%	5,484	2010
	8.946637	10.879123	21.60%	5,484	2009
	12.187475	8.946637	-26.59%	5,484	2008
	11.459629	12.187475	6.35%	0	2007
	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.775514	12.085604	12.16%	18,926	2010
	8.544816	10.775514	26.11%	23,027	2009
	12.962220	8.544816	-34.08%	23,027	2008
	12.016865	12.962220	7.87%	28,958	2007
	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.526448	11.967527	13.69%	3,580	2010
	8.179923	10.526448	28.69%	3,585	2009
	13.486807	8.179923	-39.35%	3,591	2008
	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.121616	16.507445	16.89%	0	2010
	9.754586	14.121616	44.77%	1,670	2009
	21.809443	9.754586	-55.27%	0	2008
	15.266216	21.809443	42.86%	0	2007
	13.343898	15.266216	14.41%	0	2006
	10.000000	13.343898	33.44%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.896015	14.538381	12.74%	22,495	2010
	10.121211	12.896015	27.42%	23,647	2009
	18.041852	10.121211	-43.90%	19,505	2008
	18.162116	18.041852	-0.66%	4,318	2007
	15.436486	18.162116	17.66%	7,295	2006
	14.904344	15.436486	3.57%	6,793	2005
	13.658630	14.904344	9.12%	5,270	2004
	10.000000	13.658630	36.59%	638	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.179100	14.798905	21.51%	3,348	2010
	9.701850	12.179100	25.53%	4,071	2009
	18.770011	9.701850	-48.31%	9,394	2008
	15.107734	18.770011	24.24%	8,270	2007
	14.449853	15.107734	4.55%	10,047	2006
	13.960697	14.449853	3.50%	11,398	2005
	13.800194	13.960697	1.16%	10,647	2004
	10.000000	13.800194	38.00%	2,850	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.737617	12.383743	5.50%	50,297	2010
	10.361987	11.737617	13.28%	55,706	2009
	10.941424	10.361987	-5.30%	45,105	2008
	10.716787	10.941424	2.10%	14,935	2007
	10.489860	10.716787	2.16%	8,631	2006
	10.493632	10.489860	-0.04%	7,134	2005
	10.266703	10.493632	2.21%	6,848	2004
	10.000000	10.266703	2.67%	4,597	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.495432	25.851085	26.13%	16,597	2010
	14.949542	20.495432	37.10%	19,957	2009
	25.233984	14.949542	-40.76%	23,355	2008
	22.304255	25.233984	13.14%	20,215	2007
	20.226375	22.304255	10.27%	23,382	2006
	17.469531	20.226375	15.78%	27,174	2005
	14.285435	17.469531	22.29%	18,551	2004
	10.000000	14.285435	42.85%	7,365	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.243147	19.085994	10.69%	0	2010
	13.925774	17.243147	23.82%	0	2009
	25.331974	13.925774	-45.03%	0	2008
	22.062847	25.331974	14.82%	0	2007
	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004
	10.000000	14.740847	47.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.568911	12.804929	10.68%	5,527	2010
	9.344712	11.568911	23.80%	6,112	2009
	16.994351	9.344712	-45.01%	3,573	2008
	14.800306	16.994351	14.82%	137	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.134375	19.996905	23.94%	482	2010
	10.465552	16.134375	54.17%	879	2009
	21.900932	10.465552	-52.21%	2,603	2008
	21.175246	21.900932	3.43%	3,316	2007
	18.605749	21.175246	13.81%	3,181	2006
	18.515721	18.605749	0.49%	3,234	2005
	16.579749	18.515721	11.68%	2,750	2004
	10.000000	16.579749	65.80%	600	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.346021	11.435797	10.53%	1,072	2010
	7.777777	10.346021	33.02%	0	2009
	11.271182	7.777777	-30.99%	1,626	2008
	11.074620	11.271182	1.77%	1,628	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.098837	15.502967	18.35%	6,281	2010
	11.378953	13.098837	15.11%	8,280	2009
	15.911706	11.378953	-28.49%	24,640	2008
	16.669638	15.911706	-4.55%	28,076	2007
	14.507449	16.669638	14.90%	34,304	2006
	14.297719	14.507449	1.47%	37,220	2005
	13.130408	14.297719	8.89%	22,299	2004
	10.000000	13.130408	31.30%	4,818	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.008342	21.394517	25.79%	4,078	2010
	13.423922	17.008342	26.70%	5,008	2009
	20.429698	13.423922	-34.29%	3,470	2008
	21.335411	20.429698	-4.25%	356	2007
	18.590572	21.335411	14.76%	303	2006
	17.422161	18.590572	6.71%	247	2005
	14.351480	17.422161	21.40%	151	2004
	10.000000	14.351480	43.51%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.396706	9.081905	8.16%	0	2010
	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.778846	18.190345	15.28%	0	2010
	9.316981	15.778846	69.36%	0	2009
	20.068122	9.316981	-53.57%	0	2008
	15.896831	20.068122	26.24%	0	2007
	12.642722	15.896831	25.74%	0	2006
	10.000000	12.642722	26.43%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.286583	19.447513	6.35%	0	2010
	13.602152	18.286583	34.44%	0	2009
	23.256678	13.602152	-41.51%	0	2008
	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004
	10.000000	13.714467	37.14%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.170555	14.006712	6.35%	24,325	2010
	9.785628	13.170555	34.59%	24,703	2009
	16.735247	9.785628	-41.53%	20,919	2008
	14.778401	16.735247	13.24%	830	2007
	12.402111	14.778401	19.16%	498	2006
	11.478526	12.402111	8.05%	132	2005
	10.000000	11.478526	14.79%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.269852	16.011817	12.21%	2,431	2010
	12.255983	14.269852	16.43%	122	2009
	11.763237	12.255983	4.19%	122	2008
	10.800672	11.763237	8.91%	122	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.303414	3.03%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.277673	12.78%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.235948	12.698666	13.02%	0	2010
	9.487832	11.235948	18.42%	0	2009
	16.857806	9.487832	-43.72%	140	2008
	15.381409	16.857806	9.60%	1,207	2007
	14.782959	15.381409	4.05%	1,235	2006
	13.877928	14.782959	6.52%	1,251	2005
	13.304174	13.877928	4.31%	1,314	2004
	10.000000	13.304174	33.04%	832	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.057894	17.500732	16.22%	627	2010
	10.810264	15.057894	39.29%	1,032	2009
	20.843229	10.810264	-48.14%	2,164	2008
	19.221592	20.843229	8.44%	2,070	2007
	16.853145	19.221592	14.05%	2,071	2006
	15.721785	16.853145	7.20%	2,086	2005
	13.903325	15.721785	13.08%	1,121	2004
	10.000000	13.903325	39.03%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.813349	12.594443	6.61%	0	2010
	10.000000	11.813349	18.13%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.326396	16.256146	6.07%	0	2010
	12.440541	15.326396	23.20%	0	2009
	15.107969	12.440541	-17.66%	0	2008
	13.965464	15.107969	8.18%	0	2007
	12.892454	13.965464	8.32%	0	2006
	12.206327	12.892454	5.62%	0	2005
	11.489832	12.206327	6.24%	0	2004
	10.000000	11.489832	14.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.820786	18.615134	4.46%	1,800	2010
	12.441048	17.820786	43.24%	2,014	2009
	22.773483	12.441048	-45.37%	2,238	2008
	16.991824	22.773483	34.03%	1,358	2007
	15.873002	16.991824	7.05%	843	2006
	14.374535	15.873002	10.42%	843	2005
	12.421034	14.374535	15.73%	843	2004
	10.000000	12.421034	24.21%	843	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.209566	12.10%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.891178	26.851125	22.66%	1,980	2010
	12.461442	21.891178	75.67%	40	2009
	26.581935	12.461442	-53.12%	143	2008
	21.159270	26.581935	25.63%	21	2007
	14.702316	21.159270	43.92%	222	2006
	11.351574	14.702316	29.52%	0	2005
	10.000000	11.351574	13.52%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.157355	39.439313	22.64%	0	2010
	18.305483	32.157355	75.67%	0	2009
	39.063570	18.305483	-53.14%	0	2008
	31.107912	39.063570	25.57%	0	2007
	21.624889	31.107912	43.85%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	0	2004
	10.000000	14.348466	43.48%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.298107	14.630872	10.02%	657	2010
	9.745545	13.298107	36.45%	1,305	2009
	15.764287	9.745545	-38.18%	3,094	2008
	14.475374	15.764287	8.90%	4,617	2007
	13.750579	14.475374	5.27%	5,684	2006
	13.447732	13.750579	2.25%	5,926	2005
	12.578028	13.447732	6.91%	6,414	2004
	10.000000	12.578028	25.78%	4,378	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.202306	16.586416	9.10%	8,968	2010
	12.655437	15.202306	20.12%	11,567	2009
	19.181453	12.655437	-34.02%	12,448	2008
	18.174822	19.181453	5.54%	6,919	2007
	15.373351	18.174822	18.22%	9,787	2006
	14.718395	15.373351	4.45%	7,517	2005
	13.066273	14.718395	12.64%	6,061	2004
	10.000000	13.066273	30.66%	1,537	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.706363	7.06%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.645637	11.545516	8.45%	1,419	2010
	8.638475	10.645637	23.24%	2,482	2009
	12.416006	8.638475	-31.69%	2,817	2008
	11.841817	12.416006	4.85%	2,967	2007
	10.931468	11.841817	8.33%	3,696	2006
	10.714419	10.931468	2.03%	3,540	2005
	10.000000	10.714419	7.14%	1,693	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.863381	11.806389	19.70%	0	2010
	7.474788	9.863381	31.96%	0	2009
	14.226086	7.474788	-47.46%	0	2008
	14.051646	14.226086	1.24%	1,563	2007
	11.601915	14.051646	21.11%	1,062	2006
	10.000000	11.601915	16.02%	225	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.786068	10.107513	3.28%	21,722	2010
	8.802463	9.786068	11.17%	23,605	2009
	10.364868	8.802463	-15.07%	14,448	2008
	10.085460	10.364868	2.77%	10,580	2007
	9.865705	10.085460	2.23%	8,334	2006
	9.913174	9.865705	-0.48%	7,302	2005
	10.027045	9.913174	-1.14%	6,319	2004
	10.000000	10.027045	0.27%	4,645	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.895471	12.784809	17.34%	0	2010
	9.047786	10.895471	20.42%	0	2009
	15.238548	9.047786	-40.63%	0	2008
	15.455776	15.238548	-1.41%	0	2007
	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.835666	15.469905	20.52%	0	2010
	9.955586	12.835666	28.93%	6,614	2009
	16.759067	9.955586	-40.60%	6,614	2008
	15.876667	16.759067	5.56%	6,237	2007
	14.232977	15.876667	11.55%	5,254	2006
	13.576843	14.232977	4.83%	3,939	2005
	12.217327	13.576843	11.13%	2,851	2004
	10.000000	12.217327	22.17%	1,283	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.391945	13.755440	11.00%	56,367	2010
	10.000000	12.391945	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.051196	9.946387	9.89%	474,581	2010
	7.476026	9.051196	21.07%	435,629	2009
	10.852373	7.476026	-31.11%	259,201	2008
	10.423562	10.852373	4.11%	1,380	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.224777	10.631394	3.98%	449,827	2010
	9.293622	10.224777	10.02%	405,788	2009
	10.511339	9.293622	-11.58%	232,895	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.041819	10.964407	9.19%	29,213	2010
	7.228832	10.041819	38.91%	33,060	2009
	12.009005	7.228832	-39.80%	27,381	2008
	10.705080	12.009005	12.18%	500	2007
	10.000000	10.705080	7.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.368558	9.703303	15.95%	55,179	2010
	6.146783	8.368558	36.15%	58,713	2009
	11.232271	6.146783	-45.28%	45,230	2008
	10.233395	11.232271	9.76%	1,163	2007
	10.000000	10.233395	2.33%	51	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.607377	8.282008	8.87%	622,643	2010
	5.933653	7.607377	28.21%	562,226	2009
	9.766249	5.933653	-39.24%	343,298	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.323849	15.900227	11.01%	0	2010
	10.000827	14.323849	43.23%	0	2009
	14.157191	10.000827	-29.36%	0	2008
	13.994206	14.157191	1.16%	0	2007
	12.896942	13.994206	8.51%	0	2006
	12.840387	12.896942	0.44%	0	2005
	11.888673	12.840387	8.01%	0	2004
	10.000000	11.888673	18.89%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.551411	12.823332	11.01%	174	2010
	8.060617	11.551411	43.31%	0	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.635656	8.643168	13.19%	3,197	2010
	5.088492	7.635656	50.06%	3,235	2009
	10.000000	5.088492	-49.12%	2,537	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.852367	9.518329	21.22%	215	2010
	6.097700	7.852367	28.78%	2,292	2009
	10.000000	6.097700	-39.02%	3,581	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.024348	9.049322	12.77%	270	2010
	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.271131	10.041489	8.31%	540,242	2010
	7.887319	9.271131	17.54%	408,457	2009
	10.000000	7.887319	-21.13%	166,314	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.731043	9.626400	10.25%	1,292,817	2010
	7.168050	8.731043	21.80%	1,336,316	2009
	10.000000	7.168050	-28.32%	672,589	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.015163	10.493066	4.77%	67,790	2010
	9.032985	10.015163	10.87%	28,750	2009
	10.000000	9.032985	-9.67%	27,379	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.001521	9.834684	9.26%	386,865	2010
	7.524429	9.001521	19.63%	395,299	2009
	10.000000	7.524429	-24.76%	250,508	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.451804	9.394982	11.16%	43,952	2010
	6.806444	8.451804	24.17%	43,955	2009
	10.000000	6.806444	-31.94%	7,170	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.542396	10.206821	6.96%	231,555	2010
	8.265770	9.542396	15.44%	201,231	2009
	10.000000	8.265770	-17.34%	56,517	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.436645	10.932331	4.75%	7,446	2010
	9.797071	10.436645	6.53%	8,919	2009
	10.000000	9.797071	-2.03%	2,097	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.197302	11.875895	6.06%	554	2010
	9.802870	11.197302	14.22%	798	2009
	10.000000	9.802870	-1.97%	743	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.090935	36.491335	13.71%	0	2010
	20.058004	32.090935	59.99%	0	2009
	48.603481	20.058004	-58.73%	0	2008
	34.126891	48.603481	42.42%	0	2007
	25.518716	34.126891	33.73%	0	2006
	19.656249	25.518716	29.82%	0	2005
	16.636793	19.656249	18.15%	0	2004
	10.000000	16.636793	66.37%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.235464	21.868555	13.69%	3,371	2010
	12.022868	19.235464	59.99%	849	2009
	29.087277	12.022868	-58.67%	1,253	2008
	20.387298	29.087277	42.67%	734	2007
	15.217878	20.387298	33.97%	1,010	2006
	11.707931	15.217878	29.98%	952	2005
	10.000000	11.707931	17.08%	687	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.676717	12.002636	2.79%	17,460	2010
	11.591228	11.676717	0.74%	18,806	2009
	10.968931	11.591228	5.67%	11,557	2008
	10.435493	10.968931	5.11%	5,043	2007
	10.293118	10.435493	1.38%	2,945	2006
	10.160331	10.293118	1.31%	1,410	2005
	10.029912	10.160331	1.30%	3,350	2004
	10.000000	10.029912	0.30%	1,997	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.905438	7.655210	10.86%	1,735	2010
	5.437726	6.905438	26.99%	1,772	2009
	10.000000	5.437726	-45.62%	2,052	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.180392	8.618807	5.36%	2,064	2010
	6.483852	8.180392	26.17%	1,964	2009
	11.614361	6.483852	-44.17%	1,237	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.938226	16.798410	12.45%	218,627	2010
	11.970822	14.938226	24.79%	389,481	2009
	19.321952	11.970822	-38.05%	795,061	2008
	18.590551	19.321952	3.93%	1,029,252	2007
	16.214476	18.590551	14.65%	1,076,528	2006
	15.313030	16.214476	5.89%	1,107,686	2005
	13.689404	15.313030	11.86%	893,109	2004
	10.000000	13.689404	36.89%	78,259	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	7.73%	175,427	2010
	10.000000	11.492168	14.92%	68,585	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	9.90%	21,898	2010
	10.000000	12.049283	20.49%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.834748	12.294075	3.88%	49,360	2010
	11.059266	11.834748	7.01%	51,567	2009
	11.995994	11.059266	-7.81%	18,111	2008
	11.605099	11.995994	3.37%	25,982	2007
	11.142419	11.605099	4.15%	30,151	2006
	10.994065	11.142419	1.35%	32,647	2005
	10.708779	10.994065	2.66%	20,535	2004
	10.000000	10.708779	7.09%	11,443	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.492861	14.681233	8.81%	695,470	2010
	11.544996	13.492861	16.87%	868,213	2009
	15.323115	11.544996	-24.66%	1,201,535	2008
	14.784773	15.323115	3.64%	1,093,241	2007
	13.533804	14.784773	9.24%	1,159,758	2006
	13.095335	13.533804	3.35%	1,214,619	2005
	12.186797	13.095335	7.46%	1,091,284	2004
	10.000000	12.186797	21.87%	124,923	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.453011	15.998294	10.69%	476,918	2010
	11.843910	14.453011	22.03%	715,117	2009
	17.597773	11.843910	-32.70%	962,805	2008
	16.900988	17.597773	4.12%	1,103,801	2007
	15.040415	16.900988	12.37%	1,238,239	2006
	14.318239	15.040415	5.04%	1,336,599	2005
	13.020880	14.318239	9.96%	970,930	2004
	10.000000	13.020880	30.21%	145,959	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.733498	13.555512	6.46%	511,535	2010
	11.330274	12.733498	12.38%	504,630	2009
	13.595082	11.330274	-16.66%	463,702	2008
	13.092663	13.595082	3.84%	407,404	2007
	12.308781	13.092663	6.37%	421,521	2006
	12.007837	12.308781	2.51%	429,149	2005
	11.422629	12.007837	5.12%	133,434	2004
	10.000000	11.422629	14.23%	30,912	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.954335	20.990505	23.81%	2,915	2010
	12.637660	16.954335	34.16%	3,174	2009
	20.276352	12.637660	-37.67%	3,996	2008
	19.218377	20.276352	5.51%	1,144	2007
	17.826650	19.218377	7.81%	1,144	2006
	16.209651	17.826650	9.98%	1,686	2005
	14.277420	16.209651	13.53%	1,112	2004
	10.000000	14.277420	42.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.193034	9.999381	-1.90%	41,960	2010
	10.386092	10.193034	-1.86%	55,002	2009
	10.374196	10.386092	0.11%	25,316	2008
	10.092529	10.374196	2.79%	4,652	2007
	9.841607	10.092529	2.55%	2,660	2006
	9.770998	9.841607	0.72%	2,307	2005
	9.880078	9.770998	-1.10%	2,455	2004
	10.000000	9.880078	-1.20%	1,537	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.915595	12.926876	8.49%	6,343	2010
	9.765464	11.915595	22.02%	5,592	2009
	12.035787	9.765464	-18.86%	2,874	2008
	11.727753	12.035787	2.63%	0	2007
	11.402579	11.727753	2.85%	0	2006
	11.374821	11.402579	0.24%	0	2005
	10.883959	11.374821	4.51%	0	2004
	10.000000	10.883959	8.84%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.073129	9.013234	11.64%	1,370	2010
	6.046307	8.073129	33.52%	2,983	2009
	10.000000	6.046307	-39.54%	3,642	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.298082	14.853443	3.88%	0	2010
	11.254121	14.298082	27.05%	0	2009
	21.435702	11.254121	-47.50%	0	2008
	21.276929	21.435702	0.75%	0	2007
	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005
	13.724397	16.156405	17.72%	0	2004
	10.000000	13.724397	37.24%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.129981	10.519041	3.84%	27,232	2010
	7.974416	10.129981	27.03%	25,580	2009
	15.181140	7.974416	-47.47%	19,593	2008
	15.070189	15.181140	0.74%	1,776	2007
	12.549364	15.070189	20.09%	606	2006
	11.441520	12.549364	9.68%	131	2005
	10.000000	11.441520	14.42%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.968351	9.017642	13.17%	3,509	2010
	6.279499	7.968351	26.89%	5,229	2009
	10.000000	6.279499	-37.21%	1,993	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	4,295	2010
	6.267659	7.834012	24.99%	4,262	2009
	10.000000	6.267659	-37.32%	3,097	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.694421	9.546287	24.07%	31,236	2010
	6.190195	7.694421	24.30%	34,844	2009
	10.000000	6.190195	-38.10%	18,752	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.539166	10.021648	17.36%	4,903	2010
	6.671710	8.539166	27.99%	5,881	2009
	10.000000	6.671710	-33.28%	5,018	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.423473	14.019988	22.73%	883	2010
	9.155626	11.423473	24.77%	945	2009
	17.457427	9.155626	-47.55%	951	2008
	16.253267	17.457427	7.41%	0	2007
	16.087013	16.253267	1.03%	0	2006
	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.02%	0	2004
	10.000000	13.709636	37.10%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.540743	20.522673	24.07%	659	2010
	13.396714	16.540743	23.47%	697	2009
	20.172428	13.396714	-33.59%	2,152	2008
	22.167952	20.172428	-9.00%	0	2007
	19.296940	22.167952	14.88%	0	2006
	19.137305	19.296940	0.83%	0	2005
	16.673885	19.137305	14.77%	0	2004
	10.000000	16.673885	66.74%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.353562	20.050607	22.61%	5,906	2010
	12.400766	16.353562	31.88%	6,176	2009
	20.506677	12.400766	-39.53%	5,004	2008
	20.517363	20.506677	-0.05%	421	2007
	18.714350	20.517363	9.63%	214	2006
	17.030906	18.714350	9.88%	25	2005
	14.615310	17.030906	16.53%	0	2004
	10.000000	14.615310	46.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.272429	13.631425	11.07%	146	2010
	9.963734	12.272429	23.17%	1,278	2009
	17.395702	9.963734	-42.72%	2,273	2008
	16.437022	17.395702	5.83%	2,043	2007
	14.774541	16.437022	11.25%	1,325	2006
	14.069386	14.774541	5.01%	189	2005
	13.093531	14.069386	7.45%	0	2004
	10.000000	13.093531	30.94%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.120392	9.068332	27.36%	84	2010
	5.561369	7.120392	28.03%	85	2009
	10.000000	5.561369	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.315146	10.364036	0.47%	36,913	2010
	9.816966	10.315146	5.07%	34,802	2009
	10.000000	9.816966	-1.83%	22,538	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.246438	14.455326	9.13%	0	2010
	10.000000	13.246438	32.46%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.872203	13.703267	6.46%	11,532	2010
	10.000000	12.872203	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.868657	13.425459	4.33%	193	2010
	10.000000	12.868657	28.69%	1,254	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.354195	15.124134	13.25%	5,652	2010
	10.612760	13.354195	25.83%	9,631	2009
	17.232540	10.612760	-38.41%	9,454	2008
	18.038387	17.232540	-4.47%	12,798	2007
	15.911026	18.038387	13.37%	13,795	2006
	15.601811	15.911026	1.98%	13,040	2005
	13.583167	15.601811	14.86%	11,585	2004
	10.000000	13.583167	35.83%	10,473	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.330818	13.992043	13.47%	0	2010
	9.018232	12.330818	36.73%	0	2009
	15.411159	9.018232	-41.48%	0	2008
	14.813778	15.411159	4.03%	299	2007
	12.861990	14.813778	15.17%	299	2006
	11.495518	12.861990	11.89%	299	2005
	10.000000	11.495518	14.96%	300	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.872103	21.421068	13.51%	0	2010
	13.804815	18.872103	36.71%	0	2009
	23.584582	13.804815	-41.47%	0	2008
	22.665556	23.584582	4.05%	0	2007
	19.685210	22.665556	15.14%	0	2006
	17.591871	19.685210	11.90%	0	2005
	15.084714	17.591871	16.62%	0	2004
	10.000000	15.084714	50.85%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.476379	2.776008	12.10%	0	2010
	1.996830	2.476379	24.02%	138	2009
	9.525930	1.996830	-79.04%	138	2008
	10.000000	9.525930	-4.74%	138	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.497568	3.926643	12.27%	154	2010
	2.830710	3.497568	23.56%	0	2009
	13.467884	2.830710	-78.98%	0	2008
	13.794853	13.467884	-2.37%	123	2007
	12.873541	13.794853	7.16%	123	2006
	12.864250	12.873541	0.07%	123	2005
	12.060288	12.864250	6.67%	123	2004
	10.000000	12.060288	20.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.619523	14.339142	13.63%	6,447	2010
	10.050430	12.619523	25.56%	8,569	2009
	16.693442	10.050430	-39.79%	9,489	2008
	16.340170	16.693442	2.16%	6,395	2007
	14.513743	16.340170	12.58%	6,098	2006
	13.990832	14.513743	3.74%	5,194	2005
	13.066755	13.990832	7.07%	5,042	2004
	10.000000	13.066755	30.67%	3,522	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.838740	20.327750	20.72%	2,793	2010
	12.539886	16.838740	34.28%	3,071	2009
	20.619456	12.539886	-39.18%	2,724	2008
	21.317808	20.619456	-3.28%	358	2007
	18.951604	21.317808	12.49%	218	2006
	17.607016	18.951604	7.64%	25	2005
	15.059532	17.607016	16.92%	0	2004
	10.000000	15.059532	50.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.826649	11.616366	7.29%	2,142	2010
	10.000000	10.826649	8.27%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.905794	11.253389	3.19%	82	2010
	10.000000	10.905794	9.06%	620	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.079140	12.431474	12.21%	0	2010
	8.700061	11.079140	27.35%	814	2009
	14.467322	8.700061	-39.86%	1,105	2008
	15.697055	14.467322	-7.83%	1,554	2007
	13.803856	15.697055	13.72%	1,714	2006
	13.371334	13.803856	3.23%	1,999	2005
	12.267172	13.371334	9.00%	1,669	2004
	10.000000	12.267172	22.67%	616	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.195055	15.321738	7.94%	0	2010
	11.610063	14.195055	22.27%	0	2009
	21.116266	11.610063	-45.02%	0	2008
	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004
	10.000000	12.635959	26.36%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.294992	15.755217	18.50%	92	2010
	8.268867	13.294992	60.78%	105	2009
	13.386660	8.268867	-38.23%	348	2008
	12.933390	13.386660	3.50%	1,449	2007
	12.503574	12.933390	3.44%	1,769	2006
	12.058562	12.503574	3.69%	1,993	2005
	11.703107	12.058562	3.04%	2,253	2004
	10.000000	11.703107	17.03%	2,336	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.502017	5.02%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.377399	10.878470	4.83%	209	2010
	9.671154	10.377399	7.30%	239	2009
	11.009612	9.671154	-12.16%	2,550	2008
	10.667339	11.009612	3.21%	13,700	2007
	10.499491	10.667339	1.60%	12,507	2006
	10.297210	10.499491	1.96%	11,458	2005
	10.085843	10.297210	2.10%	12,165	2004
	10.000000	10.085843	0.86%	9,689	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.982861	19.359840	7.66%	0	2010
	14.088532	17.982861	27.64%	0	2009
	16.891896	14.088532	-16.60%	0	2008
	16.185813	16.891896	4.36%	0	2007
	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005
	12.533652	13.534807	7.99%	0	2004
	10.000000	12.533652	25.34%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.765914	17.66%	5,114	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.938308	13.157354	10.21%	0	2010
	9.577674	11.938308	24.65%	0	2009
	15.713855	9.577674	-39.05%	0	2008
	14.569834	15.713855	7.85%	0	2007
	13.063932	14.569834	11.53%	0	2006
	12.245196	13.063932	6.69%	0	2005
	11.382136	12.245196	7.58%	0	2004
	10.000000	11.382136	13.82%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.609757	10.680163	11.14%	0	2010
	8.484590	9.609757	13.26%	0	2009
	12.201515	8.484590	-30.46%	0	2008
	11.560969	12.201515	5.54%	0	2007
	10.508552	11.560969	10.01%	0	2006
	10.202664	10.508552	3.00%	0	2005
	10.000000	10.202664	2.03%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.578726	25.79%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.846504	15.976693	24.37%	0	2010
	8.578995	12.846504	49.74%	0	2009
	14.930018	8.578995	-42.54%	0	2008
	13.373755	14.930018	11.64%	0	2007
	11.105267	13.373755	20.43%	0	2006
	10.654592	11.105267	4.23%	0	2005
	10.000000	10.654592	6.55%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.749784	12.337946	5.01%	0	2010
	10.694609	11.749784	9.87%	0	2009
	10.647199	10.694609	0.45%	0	2008
	10.221694	10.647199	4.16%	0	2007
	10.036100	10.221694	1.85%	0	2006
	10.039451	10.036100	-0.03%	0	2005
	10.000000	10.039451	0.39%	0	2004*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.326389	13.633077	10.60%	0	2010
	10.445924	12.326389	18.00%	0	2009
	17.964756	10.445924	-41.85%	0	2008
	17.474675	17.964756	2.80%	0	2007
	15.233868	17.474675	14.71%	0	2006
	14.853284	15.233868	2.56%	0	2005
	13.620181	14.853284	9.05%	0	2004
	10.000000	13.620181	36.20%	315	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.650383	21.908237	24.12%	1,442	2010
	12.618626	17.650383	39.88%	1,661	2009
	20.030494	12.618626	-37.00%	353	2008
	20.123674	20.030494	-0.46%	0	2007
	17.970616	20.123674	11.98%	0	2006
	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	0	2004
	10.000000	14.720983	47.21%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.929218	12.295411	3.07%	11,107	2010
	11.038864	11.929218	8.07%	12,190	2009
	11.440148	11.038864	-3.51%	29,880	2008
	10.657116	11.440148	7.35%	3,577	2007
	10.698655	10.657116	-0.39%	509	2006
	10.742961	10.698655	-0.41%	139	2005
	10.354917	10.742961	3.75%	0	2004
	10.000000	10.354917	3.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.525743	13.983990	11.64%	0	2010
	10.846969	12.525743	15.48%	0	2009
	16.949441	10.846969	-36.00%	527	2008
	17.363685	16.949441	-2.39%	527	2007
	15.159191	17.363685	14.54%	527	2006
	14.791613	15.159191	2.49%	527	2005
	13.400667	14.791613	10.38%	527	2004
	10.000000	13.400667	34.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.856213	13.831236	16.66%	6,997	2010
	9.315701	11.856213	27.27%	7,638	2009
	12.585912	9.315701	-25.98%	7,464	2008
	13.156741	12.585912	-4.34%	2,690	2007
	11.160354	13.156741	17.89%	0	2006
	10.000000	11.160354	11.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.018891	12.934953	7.62%	0	2010
	10.000000	12.018891	20.19%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.527358	20.390739	23.38%	12,208	2010
	13.482033	16.527358	22.59%	1,890	2009
	19.903666	13.482033	-32.26%	1,649	2008
	20.435589	19.903666	-2.60%	1,822	2007
	18.215806	20.435589	12.19%	70	2006
	17.323874	18.215806	5.15%	69	2005
	14.495863	17.323874	19.51%	73	2004
	10.000000	14.495863	44.96%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.957235	14.551624	12.31%	19,343	2010
	10.484318	12.957235	23.59%	26,485	2009
	17.060175	10.484318	-38.55%	30,371	2008
	16.574042	17.060175	2.93%	40,123	2007
	14.671716	16.574042	12.97%	39,936	2006
	14.327417	14.671716	2.40%	25,238	2005
	13.241492	14.327417	8.20%	5,383	2004
	10.000000	13.241492	32.41%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.044385	14.714455	12.80%	1,895	2010
	10.884321	13.044385	19.85%	1,898	2009
	15.795961	10.884321	-31.09%	2,585	2008
	15.078643	15.795961	4.76%	1,962	2007
	13.232899	15.078643	13.95%	1,743	2006
	12.961593	13.232899	2.09%	1,743	2005
	12.614318	12.961593	2.75%	74	2004
	10.000000	12.614318	26.14%	335	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.271918	13.175601	28.27%	0	2010
	8.330082	10.271918	23.31%	0	2009
	13.653059	8.330082	-38.99%	0	2008
	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.630154	13.994934	10.81%	0	2010
	11.372684	12.630154	11.06%	0	2009
	16.491882	11.372684	-31.04%	277	2008
	15.342410	16.491882	7.49%	277	2007
	13.513893	15.342410	13.53%	277	2006
	13.552134	13.513893	-0.28%	277	2005
	12.904162	13.552134	5.02%	277	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.482091	12.190654	6.17%	15,636	2010
	9.745985	11.482091	17.81%	16,321	2009
	10.751903	9.745985	-9.36%	15,422	2008
	10.430737	10.751903	3.08%	18,101	2007
	10.236368	10.430737	1.90%	15,547	2006
	10.337354	10.236368	-0.98%	9,935	2005
	10.204194	10.337354	1.30%	6,968	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.853307	11.976883	10.35%	21,908	2010
	8.929952	10.853307	21.54%	27,558	2009
	12.170952	8.929952	-26.63%	27,608	2008
	11.449951	12.170952	6.30%	13,270	2007
	10.656145	11.449951	7.45%	8,742	2006
	10.000000	10.656145	6.56%	7,230	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.749898	12.050735	12.10%	97,277	2010
	8.528856	10.749898	26.04%	101,332	2009
	12.944625	8.528856	-34.11%	87,499	2008
	12.006703	12.944625	7.81%	87,964	2007
	10.961738	12.006703	9.53%	79,215	2006
	10.000000	10.961738	9.62%	56,903	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.501446	11.933033	13.63%	857	2010
	8.164651	10.501446	28.62%	6,554	2009
	13.468509	8.164651	-39.38%	6,880	2008
	12.367469	13.468509	8.90%	6,246	2007
	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.088047	16.459815	16.84%	0	2010
	9.736367	14.088047	44.70%	0	2009
	21.779859	9.736367	-55.30%	0	2008
	15.253319	21.779859	42.79%	0	2007
	13.339408	15.253319	14.35%	0	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.850889	14.480127	12.68%	10,824	2010
	10.090937	12.850889	27.35%	12,754	2009
	17.997091	10.090937	-43.93%	13,456	2008
	18.126350	17.997091	-0.71%	13,966	2007
	15.413918	18.126350	17.60%	13,497	2006
	14.890118	15.413918	3.52%	12,084	2005
	13.652543	14.890118	9.06%	383	2004
	10.000000	13.652543	36.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.136474	14.739601	21.45%	8,836	2010
	9.672824	12.136474	25.47%	7,132	2009
	18.723429	9.672824	-48.34%	8,332	2008
	15.077970	18.723429	24.18%	8,638	2007
	14.428718	15.077970	4.50%	6,217	2006
	13.947355	14.428718	3.45%	3,741	2005
	13.794032	13.947355	1.11%	665	2004
	10.000000	13.794032	37.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.696525	12.334105	5.45%	173,808	2010
	10.330978	11.696525	13.22%	282,705	2009
	10.914247	10.330978	-5.34%	262,375	2008
	10.695648	10.914247	2.04%	289,457	2007
	10.474496	10.695648	2.11%	99,608	2006
	10.483602	10.474496	-0.09%	14,034	2005
	10.262112	10.483602	2.16%	136	2004
	10.000000	10.262112	2.62%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.423747	25.747562	26.07%	30,017	2010
	14.904845	20.423747	37.03%	28,727	2009
	25.171396	14.904845	-40.79%	28,736	2008
	22.260345	25.171396	13.08%	26,782	2007
	20.196810	22.260345	10.22%	14,727	2006
	17.452852	20.196810	15.72%	14,610	2005
	14.279064	17.452852	22.23%	2,525	2004
	10.000000	14.279064	42.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.182770	19.009475	10.63%	0	2010
	13.884102	17.182770	23.76%	0	2009
	25.269098	13.884102	-45.06%	0	2008
	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	0	2005
	14.734289	16.370488	11.10%	0	2004
	10.000000	14.734289	47.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.535584	12.761543	10.63%	8,957	2010
	9.322533	11.535584	23.74%	8,557	2009
	16.962678	9.322533	-45.04%	6,003	2008
	14.780294	16.962678	14.77%	4,751	2007
	12.794338	14.780294	15.52%	0	2006
	10.988531	12.794338	16.43%	0	2005
	10.000000	10.988531	9.89%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.077894	19.916759	23.88%	2,879	2010
	10.434236	16.077894	54.09%	2,977	2009
	21.846573	10.434236	-52.24%	3,043	2008
	21.133526	21.846573	3.37%	2,945	2007
	18.578540	21.133526	13.75%	2,757	2006
	18.498039	18.578540	0.44%	2,824	2005
	16.572366	18.498039	11.62%	0	2004
	10.000000	16.572366	65.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.326718	11.408652	10.48%	13,990	2010
	7.767215	10.326718	32.95%	14,980	2009
	11.261623	7.767215	-31.03%	9,327	2008
	11.070887	11.261623	1.72%	14,074	2007
	10.000000	11.070887	10.71%	6,443	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.052968	15.440812	18.29%	27,178	2010
	11.344899	13.052968	15.06%	22,193	2009
	15.872203	11.344899	-28.52%	24,244	2008
	16.636787	15.872203	-4.60%	31,821	2007
	14.486224	16.636787	14.85%	39,132	2006
	14.284062	14.486224	1.42%	31,388	2005
	13.124559	14.284062	8.83%	523	2004
	10.000000	13.124559	31.25%	637	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.948821	21.308778	25.72%	36,446	2010
	13.383779	16.948821	26.64%	72,305	2009
	20.379018	13.383779	-34.33%	4,060	2008
	21.293406	20.379018	-4.29%	3,001	2007
	18.563394	21.293406	14.71%	67	2006
	17.405526	18.563394	6.65%	68	2005
	14.345083	17.405526	21.33%	72	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.389555	9.069547	8.11%	0	2010
	6.569115	8.389555	27.71%	0	2009
	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.741349	18.137880	15.22%	0	2010
	9.299580	15.741349	69.27%	0	2009
	20.040896	9.299580	-53.60%	0	2008
	15.883394	20.040896	26.18%	0	2007
	12.638452	15.883394	25.68%	0	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.222589	19.369591	6.29%	0	2010
	13.561455	18.222589	34.37%	0	2009
	23.198948	13.561455	-41.54%	0	2008
	20.494837	23.198948	13.19%	0	2007
	17.210388	20.494837	19.08%	0	2006
	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	0	2004
	10.000000	13.708346	37.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.132584	13.959209	6.29%	20,512	2010
	9.762388	13.132584	34.52%	23,019	2009
	16.704028	9.762388	-41.56%	200,755	2008
	14.758392	16.704028	13.18%	130,608	2007
	12.391616	14.758392	19.10%	52,717	2006
	11.474649	12.391616	7.99%	8,287	2005
	10.000000	11.474649	14.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.235969	15.965661	12.15%	0	2010
	12.233112	14.235969	16.37%	0	2009
	11.747267	12.233112	4.14%	0	2008
	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.302551	3.03%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.276729	12.77%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.196594	12.647748	12.96%	108	2010
	9.459431	11.196594	18.36%	109	2009
	16.815938	9.459431	-43.75%	111	2008
	15.351080	16.815938	9.54%	112	2007
	14.761321	15.351080	4.00%	112	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	313	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.005193	17.430609	16.16%	3,433	2010
	10.777921	15.005193	39.22%	3,518	2009
	20.791514	10.777921	-48.16%	3,658	2008
	19.183735	20.791514	8.38%	2,991	2007
	16.828506	19.183735	14.00%	1,039	2006
	15.706782	16.828506	7.14%	2,810	2005
	13.897124	15.706782	13.02%	0	2004
	10.000000	13.897124	38.97%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.809328	12.583734	6.56%	1,614	2010
	10.000000	11.809328	18.09%	1,518	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.272769	16.191014	6.01%	0	2010
	12.403331	15.272769	23.13%	0	2009
	15.070472	12.403331	-17.70%	0	2008
	13.937940	15.070472	8.13%	0	2007
	12.873580	13.937940	8.27%	0	2006
	12.194655	12.873580	5.57%	0	2005
	11.484704	12.194655	6.18%	0	2004
	10.000000	11.484704	14.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.758387	18.540512	4.40%	7,211	2010
	12.403817	17.758387	43.17%	14,200	2009
	22.716955	12.403817	-45.40%	12,064	2008
	16.958344	22.716955	33.96%	4,530	2007
	15.849789	16.958344	6.99%	0	2006
	14.360798	15.849789	10.37%	0	2005
	12.415484	14.360798	15.67%	0	2004
	10.000000	12.415484	24.15%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.205777	12.06%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.828103	26.760146	22.59%	0	2010
	12.431876	21.828103	75.58%	33,053	2009
	26.532446	12.431876	-53.14%	36,734	2008
	21.130702	26.532446	25.56%	16,816	2007
	14.689923	21.130702	43.84%	16,605	2006
	11.347757	14.689923	29.45%	0	2005
	10.000000	11.347757	13.48%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.044817	39.281295	22.58%	0	2010
	18.250720	32.044817	75.58%	0	2009
	38.966658	18.250720	-53.16%	0	2008
	31.046642	38.966658	25.51%	0	2007
	21.593269	31.046642	43.78%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.251577	14.572257	9.97%	4,088	2010
	9.716395	13.251577	36.38%	4,678	2009
	15.725168	9.716395	-38.21%	5,142	2008
	14.446858	15.725168	8.85%	5,060	2007
	13.730460	14.446858	5.22%	6,039	2006
	13.434891	13.730460	2.20%	7,048	2005
	12.572420	13.434891	6.86%	3,371	2004
	10.000000	12.572420	25.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.149121	16.519974	9.05%	128,997	2010
	12.617582	15.149121	20.06%	170,916	2009
	19.133862	12.617582	-34.06%	21,971	2008
	18.139026	19.133862	5.48%	21,188	2007
	15.350871	18.139026	18.16%	3,401	2006
	14.704343	15.350871	4.40%	4,351	2005
	13.060441	14.704343	12.59%	163	2004
	10.000000	13.060441	30.60%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.702750	7.03%	547	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.615153	11.506589	8.40%	2,765	2010
	8.618130	10.615153	23.17%	3,081	2009
	12.393084	8.618130	-31.73%	18,665	2008
	11.826026	12.393084	4.80%	20,189	2007
	10.922441	11.826026	8.27%	12,273	2006
	10.711026	10.922441	1.97%	5,348	2005
	10.000000	10.711026	7.11%	239	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.839945	11.772345	19.64%	0	2010
	7.460825	9.839945	31.89%	0	2009
	14.206771	7.460825	-47.48%	708	2008
	14.039762	14.206771	1.19%	169,505	2007
	11.598000	14.039762	21.05%	107,105	2006
	10.000000	11.598000	15.98%	12,864	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.751814	10.066997	3.23%	71,983	2010
	8.776128	9.751814	11.12%	136,259	2009
	10.339136	8.776128	-15.12%	255,918	2008
	10.065578	10.339136	2.72%	258,063	2007
	9.851254	10.065578	2.18%	96,349	2006
	9.903697	9.851254	-0.53%	2,006	2005
	10.022565	9.903697	-1.19%	0	2004
	10.000000	10.022565	0.23%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.857340	12.733574	17.28%	287	2010
	9.020719	10.857340	20.36%	288	2009
	15.200728	9.020719	-40.66%	235	2008
	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.792100	15.409556	20.46%	5,761	2010
	9.926852	12.792100	28.86%	1,500	2009
	16.719252	9.926852	-40.63%	1,526	2008
	15.847072	16.719252	5.50%	243,885	2007
	14.213670	15.847072	11.49%	125,493	2006
	13.565311	14.213670	4.78%	18,456	2005
	12.213171	13.565311	11.07%	0	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.387724	13.743741	10.95%	35,535	2010
	10.000000	12.387724	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.034298	9.922759	9.83%	193,813	2010
	7.465869	9.034298	21.01%	193,429	2009
	10.843154	7.465869	-31.15%	199,224	2008
	10.420045	10.843154	4.06%	130,656	2007
	10.000000	10.420045	4.20%	19,137	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.205658	10.606108	3.92%	144,569	2010
	9.280979	10.205658	9.96%	143,729	2009
	10.502388	9.280979	-11.63%	154,056	2008
	10.402195	10.502388	0.96%	98,442	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.023020	10.938302	9.13%	15,311	2010
	7.218983	10.023020	38.84%	17,487	2009
	11.998783	7.218983	-39.84%	19,015	2008
	10.701461	11.998783	12.12%	15,122	2007
	10.000000	10.701461	7.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.352911	9.680230	15.89%	29,811	2010
	6.138425	8.352911	36.08%	23,268	2009
	11.222723	6.138425	-45.30%	41,783	2008
	10.229939	11.222723	9.70%	40,611	2007
	10.000000	10.229939	2.30%	18,077	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.597040	8.266547	8.81%	189,953	2010
	5.928601	7.597040	28.14%	185,695	2009
	9.762924	5.928601	-39.27%	175,327	2008
	10.000000	9.762924	-2.37%	73,898	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.273771	15.836568	10.95%	0	2010
	9.970928	14.273771	43.15%	0	2009
	14.122069	9.970928	-29.39%	0	2008
	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	5,521	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.523960	12.786356	10.95%	6,322	2010
	8.045559	11.523960	43.23%	6,453	2009
	11.412324	8.045559	-29.50%	6,950	2008
	11.283062	11.412324	1.15%	7,359	2007
	10.404099	11.283062	8.45%	7,293	2006
	10.000000	10.404099	4.04%	7,186	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.629139	8.631396	13.14%	3,026	2010
	5.086752	7.629139	49.98%	3,045	2009
	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.845689	9.505383	21.15%	163,631	2010
	6.095623	7.845689	28.71%	318,974	2009
	10.000000	6.095623	-39.04%	357,496	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.017520	9.037008	12.72%	3,225	2010
	6.329119	8.017520	26.68%	0	2009
	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.263244	10.027838	8.25%	90,281	2010
	7.884632	9.263244	17.48%	26,139	2009
	10.000000	7.884632	-21.15%	27,237	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.723627	9.613325	10.20%	708,760	2010
	7.165610	8.723627	21.74%	268,363	2009
	10.000000	7.165610	-28.34%	274,123	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.006663	10.478811	4.72%	0	2010
	9.029915	10.006663	10.82%	0	2009
	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.993867	9.821305	9.20%	344,793	2010
	7.521865	8.993867	19.57%	20,234	2009
	10.000000	7.521865	-24.78%	20,242	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.444619	9.382225	11.10%	302,380	2010
	6.804125	8.444619	24.11%	28,011	2009
	10.000000	6.804125	-31.96%	23,307	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.534297	10.192952	6.91%	6,096	2010
	8.262967	9.534297	15.39%	6,497	2009
	10.000000	8.262967	-17.37%	7,069	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.427791	10.917498	4.70%	85,719	2010
	9.793750	10.427791	6.47%	159,075	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.187800	11.859763	6.01%	8,992	2010
	9.799538	11.187800	14.17%	3,338	2009
	10.000000	9.799538	-2.00%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.978626	36.345122	13.65%	0	2010
	19.997995	31.978626	59.91%	0	2009
	48.482892	19.997995	-58.75%	0	2008
	34.059656	48.482892	42.35%	0	2007
	25.481383	34.059656	33.66%	0	2006
	19.637463	25.481383	29.76%	0	2005
	16.629376	19.637463	18.09%	0	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.180025	21.794414	13.63%	0	2010
	11.994322	19.180025	59.91%	0	2009
	29.033083	11.994322	-58.69%	0	2008
	20.359741	29.033083	42.60%	0	2007
	15.205039	20.359741	33.90%	0	2006
	11.703984	15.205039	29.91%	0	2005
	10.000000	11.703984	17.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.635860	11.954538	2.74%	132,144	2010
	11.556553	11.635860	0.69%	244,564	2009
	10.941692	11.556553	5.62%	282,523	2008
	10.414910	10.941692	5.06%	255,911	2007
	10.278047	10.414910	1.33%	101,439	2006
	10.150616	10.278047	1.26%	13,832	2005
	10.025426	10.150616	1.25%	0	2004
	10.000000	10.025426	0.25%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.899575	7.644830	10.80%	1,006	2010
	5.435866	6.899575	26.93%	1,071	2009
	10.000000	5.435866	-45.64%	394	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.165074	8.598280	5.31%	173	2010
	6.475014	8.165074	26.10%	167	2009
	11.604467	6.475014	-44.20%	163	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.885937	16.731092	12.40%	380,969	2010
	11.935003	14.885937	24.73%	424,559	2009
	19.273993	11.935003	-38.08%	469,103	2008
	18.553909	19.273993	3.88%	507,233	2007
	16.190743	18.553909	14.60%	554,250	2006
	15.298388	16.190743	5.83%	535,059	2005
	13.683298	15.298388	11.80%	89,991	2004
	10.000000	13.683298	36.83%	314	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.488255	12.369869	7.67%	10,476	2010
	10.000000	11.488255	14.88%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.045182	13.231289	9.85%	64,377	2010
	10.000000	12.045182	20.45%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.793354	12.244822	3.83%	25,388	2010
	11.026204	11.793354	6.96%	26,210	2009
	11.966235	11.026204	-7.86%	27,478	2008
	11.582248	11.966235	3.32%	20,570	2007
	11.126126	11.582248	4.10%	22,962	2006
	10.983569	11.126126	1.30%	24,059	2005
	10.704003	10.983569	2.61%	21,257	2004
	10.000000	10.704003	7.04%	2,351	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.445621	14.622383	8.75%	1,713,825	2010
	11.510438	13.445621	16.81%	1,867,261	2009
	15.285064	11.510438	-24.69%	1,974,380	2008
	14.755622	15.285064	3.59%	1,996,961	2007
	13.513991	14.755622	9.19%	1,325,936	2006
	13.082811	13.513991	3.30%	744,626	2005
	12.181349	13.082811	7.40%	50,502	2004
	10.000000	12.181349	21.81%	9,060	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.402396	15.934161	10.64%	1,455,786	2010
	11.808455	14.402396	21.97%	1,571,605	2009
	17.554065	11.808455	-32.73%	1,644,804	2008
	16.867668	17.554065	4.07%	1,665,131	2007
	15.018394	16.867668	12.31%	1,446,137	2006
	14.304552	15.018394	4.99%	630,712	2005
	13.015066	14.304552	9.91%	55,679	2004
	10.000000	13.015066	30.15%	20,061	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.688935	13.501187	6.40%	278,996	2010
	11.296366	12.688935	12.33%	297,002	2009
	13.561316	11.296366	-16.70%	324,133	2008
	13.066840	13.561316	3.78%	318,626	2007
	12.290759	13.066840	6.31%	166,879	2006
	11.996352	12.290759	2.45%	74,278	2005
	11.417528	11.996352	5.07%	16,471	2004
	10.000000	11.417528	14.18%	11,376	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.894982	20.906373	23.74%	2,843	2010
	12.599854	16.894982	34.09%	7,125	2009
	20.226044	12.599854	-37.70%	7,900	2008
	19.180528	20.226044	5.45%	4,575	2007
	17.800600	19.180528	7.75%	6,055	2006
	16.194190	17.800600	9.92%	6,549	2005
	14.271063	16.194190	13.48%	0	2004
	10.000000	14.271063	42.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.157162	9.959114	-1.95%	35,584	2010
	10.354819	10.157162	-1.91%	37,863	2009
	10.348233	10.354819	0.06%	33,388	2008
	10.072432	10.348233	2.74%	55,135	2007
	9.827008	10.072432	2.50%	24,036	2006
	9.761463	9.827008	0.67%	12,456	2005
	9.875470	9.761463	-1.15%	215	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.873865	12.875031	8.43%	20,676	2010
	9.736227	11.873865	21.96%	20,340	2009
	12.005886	9.736227	-18.90%	20,977	2008
	11.704613	12.005886	2.57%	22,941	2007
	11.385869	11.704613	2.80%	0	2006
	11.363940	11.385869	0.19%	0	2005
	10.879096	11.363940	4.46%	0	2004
	10.000000	10.879096	8.79%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.066282	9.000995	11.59%	177,243	2010
	6.044248	8.066282	33.45%	290,766	2009
	10.000000	6.044248	-39.56%	294,747	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.249548	14.795477	3.83%	0	2010
	11.221641	14.249548	26.98%	0	2009
	21.384785	11.221641	-47.53%	0	2008
	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	0	2005
	13.719727	16.142684	17.66%	0	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.100781	10.483392	3.79%	17,327	2010
	7.955492	10.100781	26.97%	16,296	2009
	15.152857	7.955492	-47.50%	109,253	2008
	15.049828	15.152857	0.68%	141,446	2007
	12.538773	15.049828	20.03%	57,468	2006
	11.437668	12.538773	9.63%	10,935	2005
	10.000000	11.437668	14.38%	1,963	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.961577	9.005380	13.11%	75,937	2010
	6.277357	7.961577	26.83%	178,801	2009
	10.000000	6.277357	-37.23%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.827338	8.653032	10.55%	3,036	2010
	6.265525	7.827338	24.93%	4,437	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.687878	9.533309	24.00%	106,065	2010
	6.188086	7.687878	24.24%	169,852	2009
	10.000000	6.188086	-38.12%	115,274	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.531911	10.008039	17.30%	101,286	2010
	6.669444	8.531911	27.93%	163,535	2009
	10.000000	6.669444	-33.31%	220,823	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.383451	13.963762	22.67%	4,742	2010
	9.128209	11.383451	24.71%	5,131	2009
	17.414054	9.128209	-47.58%	4,732	2008
	16.221203	17.414054	7.35%	1,438	2007
	16.063452	16.221203	0.98%	1,516	2006
	15.205697	16.063452	5.64%	1,405	2005
	13.703517	15.205697	10.96%	1,497	2004
	10.000000	13.703517	37.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.482865	20.440477	24.01%	1,264	2010
	13.356635	16.482865	23.41%	1,351	2009
	20.122351	13.356635	-33.62%	1,331	2008
	22.124258	20.122351	-9.05%	1,232	2007
	19.268704	22.124258	14.82%	1,107	2006
	19.119017	19.268704	0.78%	1,162	2005
	16.666453	19.119017	14.72%	1,176	2004
	10.000000	16.666453	66.66%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.296331	19.970280	22.54%	3,345	2010
	12.363666	16.296331	31.81%	3,605	2009
	20.455785	12.363666	-39.56%	27,719	2008
	20.476947	20.455785	-0.10%	23,144	2007
	18.686979	20.476947	9.58%	16,156	2006
	17.014645	18.686979	9.83%	2,049	2005
	14.608788	17.014645	16.47%	0	2004
	10.000000	14.608788	46.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.229463	13.576782	11.02%	120,578	2010
	9.933923	12.229463	23.11%	220,089	2009
	17.352525	9.933923	-42.75%	252,350	2008
	16.404635	17.352525	5.78%	202,631	2007
	14.752925	16.404635	11.20%	105,038	2006
	14.055950	14.752925	4.96%	14,015	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	320	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.114320	9.055986	27.29%	0	2010
	5.559464	7.114320	27.97%	0	2009
	10.000000	5.559464	-44.41%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.306389	10.349954	0.42%	16,696	2010
	9.813634	10.306389	5.02%	23,585	2009
	10.000000	9.813634	-1.86%	2,340	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.241944	14.443064	9.07%	0	2010
	10.000000	13.241944	32.42%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.867835	13.691636	6.40%	66,429	2010
	10.000000	12.867835	28.68%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.864296	13.414082	4.27%	119,756	2010
	10.000000	12.864296	28.64%	221,950	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.307463	15.063527	13.20%	41,142	2010
	10.581010	13.307463	25.77%	24,611	2009
	17.189769	10.581010	-38.45%	36,995	2008
	18.002842	17.189769	-4.52%	140,991	2007
	15.887753	18.002842	13.31%	79,886	2006
	15.586906	15.887753	1.93%	16,277	2005
	13.577106	15.586906	14.80%	149	2004
	10.000000	13.577106	35.77%	638	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.295262	13.944595	13.41%	0	2010
	8.996820	12.295262	36.66%	0	2009
	15.382422	8.996820	-41.51%	0	2008
	14.793739	15.382422	3.98%	0	2007
	12.851121	14.793739	15.12%	0	2006
	11.491649	12.851121	11.83%	0	2005
	10.000000	11.491649	14.92%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.806055	21.335250	13.45%	0	2010
	13.763518	18.806055	36.64%	0	2009
	23.526051	13.763518	-41.50%	0	2008
	22.620904	23.526051	4.00%	0	2007
	19.656415	22.620904	15.08%	0	2006
	17.575066	19.656415	11.84%	0	2005
	15.077980	17.575066	16.56%	0	2004
	10.000000	15.077980	50.78%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.473004	2.770821	12.04%	0	2010
	1.995126	2.473004	23.95%	0	2009
	9.522694	1.995126	-79.05%	0	2008
	10.000000	9.522694	-4.77%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.485338	3.910909	12.21%	0	2010
	2.822247	3.485338	23.50%	0	2009
	13.434470	2.822247	-78.99%	0	2008
	13.767676	13.434470	-2.42%	0	2007
	12.854710	13.767676	7.10%	0	2006
	12.851964	12.854710	0.02%	0	2005
	12.054908	12.851964	6.61%	0	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.575351	14.281674	13.57%	120,101	2010
	10.020365	12.575351	25.50%	204,004	2009
	16.652019	10.020365	-39.82%	213,153	2008
	16.307973	16.652019	2.11%	187,488	2007
	14.492509	16.307973	12.53%	115,879	2006
	13.977468	14.492509	3.68%	18,232	2005
	13.060920	13.977468	7.02%	3,134	2004
	10.000000	13.060920	30.61%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.779833	20.246317	20.66%	260	2010
	12.502392	16.779833	34.21%	270	2009
	20.568311	12.502392	-39.22%	62,413	2008
	21.275840	20.568311	-3.33%	38,672	2007
	18.923917	21.275840	12.43%	19,871	2006
	17.590220	18.923917	7.58%	2,020	2005
	15.052827	17.590220	16.86%	0	2004
	10.000000	15.052827	50.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.822960	11.606488	7.24%	0	2010
	10.000000	10.822960	8.23%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.902078	11.243820	3.13%	64,300	2010
	10.000000	10.902078	9.02%	93,178	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.041531	12.382977	12.15%	0	2010
	8.674948	11.041531	27.28%	0	2009
	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.146876	15.261968	7.88%	0	2010
	11.576553	14.146876	22.20%	0	2009
	21.066102	11.576553	-45.05%	0	2008
	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.249841	15.693708	18.44%	0	2010
	8.244992	13.249841	60.70%	0	2009
	13.354829	8.244992	-38.26%	0	2008
	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.498469	4.98%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.342210	10.836056	4.78%	1,792	2010
	9.643273	10.342210	7.25%	1,937	2009
	10.983472	9.643273	-12.20%	176,362	2008
	10.647467	10.983472	3.16%	215,309	2007
	10.485262	10.647467	1.55%	78,960	2006
	10.288472	10.485262	1.91%	11,654	2005
	10.082409	10.288472	2.04%	312	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.918838	19.281092	7.60%	0	2010
	14.045524	17.918838	27.58%	0	2009
	16.848924	14.045524	-16.64%	0	2008
	16.152914	16.848924	4.31%	0	2007
	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.761937	17.62%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.899561	13.107980	10.16%	1,891	2010
	9.551461	11.899561	24.58%	1,891	2009
	15.678857	9.551461	-39.08%	1,891	2008
	14.544835	15.678857	7.80%	1,891	2007
	13.048153	14.544835	11.47%	1,891	2006
	12.236620	13.048153	6.63%	5,874	2005
	11.379956	12.236620	7.53%	0	2004
	10.000000	11.379956	13.80%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.584665	10.646831	11.08%	0	2010
	8.466755	9.584665	13.20%	0	2009
	12.182089	8.466755	-30.50%	0	2008
	11.548475	12.182089	5.49%	0	2007
	10.502531	11.548475	9.96%	0	2006
	10.202008	10.502531	2.95%	0	2005
	10.000000	10.202008	2.02%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.575774	25.76%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.812951	15.926844	24.30%	1,173	2010
	8.560950	12.812951	49.67%	518	2009
	14.906247	8.560950	-42.57%	0	2008
	13.359308	14.906247	11.58%	0	2007
	11.098917	13.359308	20.37%	0	2006
	10.653910	11.098917	4.18%	0	2005
	10.000000	10.653910	6.54%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.719122	12.299480	4.95%	0	2010
	10.672139	11.719122	9.81%	0	2009
	10.630247	10.672139	0.39%	0	2008
	10.210653	10.630247	4.11%	0	2007
	10.030359	10.210653	1.80%	0	2006
	10.038808	10.030359	-0.08%	0	2005
	10.000000	10.038808	0.39%	0	2004*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.283222	13.578408	10.54%	0	2010
	10.414647	12.283222	17.94%	0	2009
	17.920145	10.414647	-41.88%	343	2008
	17.440215	17.920145	2.75%	346	2007
	15.211551	17.440215	14.65%	1,106	2006
	14.839080	15.211551	2.51%	1,129	2005
	13.614096	14.839080	9.00%	1,132	2004
	10.000000	13.614096	36.14%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.588597	21.820428	24.06%	3,834	2010
	12.580856	17.588597	39.80%	925	2009
	19.980747	12.580856	-37.04%	158	2008
	20.083994	19.980747	-0.51%	0	2007
	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.886696	12.245336	3.02%	28,465	2010
	11.005130	11.886696	8.01%	7,256	2009
	11.411009	11.005130	-3.56%	6,465	2008
	10.635425	11.411009	7.29%	4,595	2007
	10.682311	10.635425	-0.44%	4,185	2006
	10.732007	10.682311	-0.46%	5,003	2005
	10.349636	10.732007	3.69%	3,626	2004
	10.000000	10.349636	3.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.481902	13.927941	11.59%	0	2010
	10.814518	12.481902	15.42%	0	2009
	16.907376	10.814518	-36.04%	0	2008
	17.329481	16.907376	-2.44%	0	2007
	15.137022	17.329481	14.48%	0	2006
	14.777488	15.137022	2.43%	0	2005
	13.394694	14.777488	10.32%	0	2004
	10.000000	13.394694	33.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.828022	13.791333	16.60%	1,504	2010
	9.298292	11.828022	27.21%	2,480	2009
	12.568812	9.298292	-26.02%	2,302	2008
	13.145612	12.568812	-4.39%	2,287	2007
	11.156580	13.145612	17.83%	2,414	2006
	10.000000	11.156580	11.57%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.014804	12.923966	7.57%	0	2010
	10.000000	12.014804	20.15%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.469490	20.308990	23.31%	5,578	2010
	13.441686	16.469490	22.53%	1,358	2009
	19.854246	13.441686	-32.30%	483	2008
	20.395311	19.854246	-2.65%	84	2007
	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.911867	14.493289	12.25%	1,945	2010
	10.452937	12.911867	23.52%	4,764	2009
	17.017813	10.452937	-38.58%	5,439	2008
	16.541374	17.017813	2.88%	5,734	2007
	14.650249	16.541374	12.91%	6,060	2006
	14.313731	14.650249	2.35%	4,191	2005
	13.235593	14.313731	8.15%	938	2004
	10.000000	13.235593	32.36%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.998709	14.655453	12.75%	2,838	2010
	10.851741	12.998709	19.78%	1,057	2009
	15.756723	10.851741	-31.13%	1,057	2008
	15.048908	15.756723	4.70%	1,057	2007
	13.213518	15.048908	13.89%	1,057	2006
	12.949201	13.213518	2.04%	2,222	2005
	12.608682	12.949201	2.70%	0	2004
	10.000000	12.608682	26.09%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.235941	13.122763	28.20%	0	2010
	8.305143	10.235941	23.25%	0	2009
	13.619162	8.305143	-39.02%	0	2008
	15.665831	13.619162	-13.06%	0	2007
	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.585925	13.938823	10.75%	0	2010
	11.338646	12.585925	11.00%	0	2009
	16.450925	11.338646	-31.08%	0	2008
	15.312158	16.450925	7.44%	0	2007
	13.494105	15.312158	13.47%	0	2006
	13.539186	13.494105	-0.33%	0	2005
	12.898411	13.539186	4.97%	0	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.441913	12.141791	6.12%	430	2010
	9.716829	11.441913	17.75%	2,514	2009
	10.725195	9.716829	-9.40%	2,572	2008
	10.410154	10.725195	3.03%	2,691	2007
	10.221367	10.410154	1.85%	2,408	2006
	10.327466	10.221367	-1.03%	290	2005
	10.199626	10.327466	1.25%	292	2004
	10.000000	10.199626	2.00%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.827476	11.942285	10.30%	94,629	2010
	8.913255	10.827476	21.48%	100,938	2009
	12.154417	8.913255	-26.67%	116,261	2008
	11.440257	12.154417	6.24%	154,220	2007
	10.652543	11.440257	7.39%	151,870	2006
	10.000000	10.652543	6.53%	7,368	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.724355	12.015974	12.04%	89,894	2010
	8.512922	10.724355	25.98%	86,385	2009
	12.927048	8.512922	-34.15%	87,803	2008
	11.996552	12.927048	7.76%	89,568	2007
	10.958037	11.996552	9.48%	91,003	2006
	10.000000	10.958037	9.58%	10,704	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.476459	11.898578	13.57%	1,622	2010
	8.149378	10.476459	28.56%	6,285	2009
	13.450189	8.149378	-39.41%	6,299	2008
	12.356992	13.450189	8.85%	6,309	2007
	11.165376	12.356992	10.67%	5,923	2006
	10.000000	11.165376	11.65%	5,931	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.054514	16.412262	16.78%	0	2010
	9.718154	14.054514	44.62%	0	2009
	21.750264	9.718154	-55.32%	0	2008
	15.240404	21.750264	42.71%	0	2007
	13.334901	15.240404	14.29%	0	2006
	10.000000	13.334901	33.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.805864	14.422051	12.62%	20,546	2010
	10.060711	12.805864	27.29%	10,040	2009
	17.952378	10.060711	-43.96%	10,418	2008
	18.090595	17.952378	-0.76%	7,167	2007
	15.391340	18.090595	17.54%	7,438	2006
	14.875872	15.391340	3.47%	7,443	2005
	13.646439	14.875872	9.01%	3,413	2004
	10.000000	13.646439	36.46%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.093964	14.680492	21.39%	7,818	2010
	9.643854	12.093964	25.41%	3,537	2009
	18.676923	9.643854	-48.36%	6,898	2008
	15.048226	18.676923	24.11%	7,796	2007
	14.407585	15.048226	4.45%	6,019	2006
	13.934014	14.407585	3.40%	1,004	2005
	13.787874	13.934014	1.06%	1,438	2004
	10.000000	13.787874	37.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.655600	12.284691	5.40%	704,041	2010
	10.300077	11.655600	13.16%	1,036,660	2009
	10.887139	10.300077	-5.39%	1,013,099	2008
	10.674560	10.887139	1.99%	1,271,563	2007
	10.459156	10.674560	2.06%	710,645	2006
	10.473565	10.459156	-0.14%	32,744	2005
	10.257524	10.473565	2.11%	0	2004
	10.000000	10.257524	2.58%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.352237	25.644353	26.00%	8,994	2010
	14.860226	20.352237	36.96%	10,922	2009
	25.108879	14.860226	-40.82%	12,129	2008
	22.216447	25.108879	13.02%	11,433	2007
	20.167250	22.216447	10.16%	8,244	2006
	17.436169	20.167250	15.66%	5,331	2005
	14.272687	17.436169	22.16%	1,451	2004
	10.000000	14.272687	42.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.122640	18.933315	10.57%	0	2010
	13.842568	17.122640	23.70%	0	2009
	25.206389	13.842568	-45.08%	0	2008
	21.975993	25.206389	14.70%	0	2007
	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.502257	12.718192	10.57%	5,302	2010
	9.300353	11.502257	23.68%	1,520	2009
	16.931002	9.300353	-45.07%	1,463	2008
	14.760267	16.931002	14.71%	1,266	2007
	12.783502	14.760267	15.46%	0	2006
	10.984823	12.783502	16.37%	0	2005
	10.000000	10.984823	9.85%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.021586	19.836895	23.81%	34	2010
	10.403005	16.021586	54.01%	34	2009
	21.792351	10.403005	-52.26%	34	2008
	21.091888	21.792351	3.32%	34	2007
	18.551354	21.091888	13.69%	634	2006
	18.480368	18.551354	0.38%	734	2005
	16.564974	18.480368	11.56%	700	2004
	10.000000	16.564974	65.65%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.307392	11.381495	10.42%	1,792	2010
	7.756633	10.307392	32.88%	2,150	2009
	11.252036	7.756633	-31.06%	2,152	2008
	11.067139	11.252036	1.67%	2,255	2007
	10.000000	11.067139	10.67%	2,005	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.007255	15.378887	18.23%	10,482	2010
	11.310939	13.007255	15.00%	17,162	2009
	15.832786	11.310939	-28.56%	20,647	2008
	16.603985	15.832786	-4.64%	20,874	2007
	14.465009	16.603985	14.79%	21,813	2006
	14.270396	14.465009	1.36%	16,451	2005
	13.118697	14.270396	8.78%	6,427	2004
	10.000000	13.118697	31.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.889459	21.223345	25.66%	132,784	2010
	13.343704	16.889459	26.57%	201,523	2009
	20.328398	13.343704	-34.36%	1,849	2008
	21.251414	20.328398	-4.34%	1,320	2007
	18.536218	21.251414	14.65%	0	2006
	17.388881	18.536218	6.60%	0	2005
	14.338680	17.388881	21.27%	0	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.382437	9.057230	8.05%	0	2010
	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.703920	18.085531	15.17%	0	2010
	9.282193	15.703920	69.18%	0	2009
	20.013666	9.282193	-53.62%	0	2008
	15.869953	20.013666	26.11%	0	2007
	12.634183	15.869953	25.61%	0	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.158811	19.291957	6.24%	0	2010
	13.520894	18.158811	34.30%	0	2009
	23.141396	13.520894	-41.57%	0	2008
	20.454471	23.141396	13.14%	0	2007
	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.094720	13.911875	6.24%	4,149	2010
	9.739200	13.094720	34.45%	5,460	2009
	16.672885	9.739200	-41.59%	461,700	2008
	14.738430	16.672885	13.13%	236,178	2007
	12.381147	14.738430	19.04%	185,791	2006
	11.470781	12.381147	7.94%	12,265	2005
	10.000000	11.470781	14.71%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.202137	15.919601	12.09%	0	2010
	12.210264	14.202137	16.31%	0	2009
	11.731306	12.210264	4.08%	0	2008
	10.782410	11.731306	8.80%	0	2007
	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.301686	3.02%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.275788	12.76%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.157398	12.597047	12.90%	62	2010
	9.431120	11.157398	18.30%	507	2009
	16.774181	9.431120	-43.78%	513	2008
	15.320803	16.774181	9.49%	518	2007
	14.739705	15.320803	3.94%	617	2006
	13.851398	14.739705	6.41%	757	2005
	13.292300	13.851398	4.21%	977	2004
	10.000000	13.292300	32.92%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.952636	17.360705	16.10%	1,161	2010
	10.745663	14.952636	39.15%	873	2009
	20.739885	10.745663	-48.19%	971	2008
	19.145913	20.739885	8.33%	998	2007
	16.803873	19.145913	13.94%	369	2006
	15.691767	16.803873	7.09%	79	2005
	13.890922	15.691767	12.96%	0	2004
	10.000000	13.890922	38.91%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.805310	12.573051	6.50%	0	2010
	10.000000	11.805310	18.05%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.219304	16.126109	5.96%	219	2010
	12.366211	15.219304	23.07%	291	2009
	15.033046	12.366211	-17.74%	304	2008
	13.910453	15.033046	8.07%	559	2007
	12.854723	13.910453	8.21%	575	2006
	12.182985	12.854723	5.51%	591	2005
	11.479571	12.182985	6.13%	606	2004
	10.000000	11.479571	14.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.696209	18.466169	4.35%	1,283	2010
	12.366694	17.696209	43.10%	2,755	2009
	22.660553	12.366694	-45.43%	2,917	2008
	16.924911	22.660553	33.89%	3,057	2007
	15.826592	16.924911	6.94%	0	2006
	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004
	10.000000	12.409946	24.10%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.201998	12.02%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.765137	26.669354	22.53%	0	2010
	12.402329	21.765137	75.49%	9,087	2009
	26.482945	12.402329	-53.17%	11,473	2008
	21.102106	26.482945	25.50%	5,046	2007
	14.677503	21.102106	43.77%	83,470	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.932648	39.123862	22.52%	0	2010
	18.196107	31.932648	75.49%	0	2009
	38.869952	18.196107	-53.19%	0	2008
	30.985466	38.869952	25.45%	0	2007
	21.561672	30.985466	43.71%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.205176	14.513836	9.91%	0	2010
	9.687317	13.205176	36.31%	0	2009
	15.686120	9.687317	-38.24%	949	2008
	14.418372	15.686120	8.79%	950	2007
	13.710361	14.418372	5.16%	950	2006
	13.422048	13.710361	2.15%	973	2005
	12.566816	13.422048	6.81%	402	2004
	10.000000	12.566816	25.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.096050	16.453716	8.99%	404,729	2010
	12.579805	15.096050	20.00%	458,928	2009
	19.086329	12.579805	-34.09%	5,428	2008
	18.103254	19.086329	5.43%	5,813	2007
	15.328391	18.103254	18.10%	2,590	2006
	14.690284	15.328391	4.34%	2,614	2005
	13.054616	14.690284	12.53%	2,278	2004
	10.000000	13.054616	30.55%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.699132	6.99%	2,857	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.584767	11.467804	8.34%	0	2010
	8.597831	10.584767	23.11%	0	2009
	12.370204	8.597831	-31.76%	1,017	2008
	11.810245	12.370204	4.74%	1,020	2007
	10.913416	11.810245	8.22%	1,023	2006
	10.707611	10.913416	1.92%	1,025	2005
	10.000000	10.707611	7.08%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.816558	11.738379	19.58%	0	2010
	7.446883	9.816558	31.82%	0	2009
	14.187486	7.446883	-47.51%	353	2008
	14.027901	14.187486	1.14%	510,210	2007
	11.594091	14.027901	20.99%	403,162	2006
	10.000000	11.594091	15.94%	17,334	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.717674	10.026637	3.18%	520,898	2010
	8.749863	9.717674	11.06%	758,456	2009
	10.313447	8.749863	-15.16%	1,243,578	2008
	10.045719	10.313447	2.67%	1,379,539	2007
	9.836823	10.045719	2.12%	848,104	2006
	9.894218	9.836823	-0.58%	0	2005
	10.018073	9.894218	-1.24%	0	2004
	10.000000	10.018073	0.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.819322	12.682542	17.22%	0	2010
	8.993716	10.819322	20.30%	67	2009
	15.162984	8.993716	-40.69%	107	2008
	15.394913	15.162984	-1.51%	102	2007
	14.924447	15.394913	3.15%	0	2006
	14.799321	14.924447	0.85%	0	2005
	13.498105	14.799321	9.64%	0	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.748631	15.349366	20.40%	4,318	2010
	9.898182	12.748631	28.80%	4,318	2009
	16.679488	9.898182	-40.66%	4,318	2008
	15.817494	16.679488	5.45%	831,336	2007
	14.194362	15.817494	11.44%	615,635	2006
	13.553780	14.194362	4.73%	30,672	2005
	12.209006	13.553780	11.01%	0	2004
	10.000000	12.209006	22.09%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.383510	13.732077	10.89%	19,308	2010
	10.000000	12.383510	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.017389	9.899139	9.78%	242,300	2010
	7.455703	9.017389	20.95%	254,983	2009
	10.833923	7.455703	-31.18%	244,376	2008
	10.416519	10.833923	4.01%	212,204	2007
	10.000000	10.416519	4.17%	131,039	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.186610	10.580908	3.87%	136,345	2010
	9.268369	10.186610	9.91%	118,252	2009
	10.493465	9.268369	-11.67%	121,684	2008
	10.398680	10.493465	0.91%	101,338	2007
	10.000000	10.398680	3.99%	1,467	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.004291	10.912299	9.08%	6,037	2010
	7.209163	10.004291	38.77%	3,731	2009
	11.988593	7.209163	-39.87%	4,207	2008
	10.697846	11.988593	12.07%	1,794	2007
	10.000000	10.697846	6.98%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.337279	9.657187	15.83%	21,791	2010
	6.130054	8.337279	36.01%	10,095	2009
	11.213159	6.130054	-45.33%	21,411	2008
	10.226475	11.213159	9.65%	14,923	2007
	10.000000	10.226475	2.26%	11,522	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.586684	8.251065	8.76%	174,053	2010
	5.923551	7.586684	28.08%	143,622	2009
	9.759595	5.923551	-39.31%	130,083	2008
	10.000000	9.759595	-2.40%	86,860	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.223803	15.773083	10.89%	0	2010
	9.941084	14.223803	43.08%	0	2009
	14.086994	9.941084	-29.43%	0	2008
	13.939108	14.086994	1.06%	0	2007
	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	0	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.496573	12.749463	10.90%	0	2010
	8.030534	11.496573	43.16%	0	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.622653	8.619664	13.08%	0	2010
	5.085011	7.622653	49.90%	0	2009
	10.000000	5.085011	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.839014	9.492455	21.09%	624,308	2010
	6.093540	7.839014	28.64%	1,023,809	2009
	10.000000	6.093540	-39.06%	1,194,345	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.010702	9.024733	12.66%	0	2010
	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.255380	10.014215	8.20%	259,201	2010
	7.881950	9.255380	17.43%	23,476	2009
	10.000000	7.881950	-21.18%	3,492	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.716193	9.600233	10.14%	0	2010
	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.998153	10.464567	4.67%	33,815	2010
	9.026837	9.998153	10.76%	9,573	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.986208	9.807936	9.14%	1,360,169	2010
	7.519299	8.986208	19.51%	27,763	2009
	10.000000	7.519299	-24.81%	10,529	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.437446	9.369473	11.05%	75,924	2010
	6.801819	8.437446	24.05%	0	2009
	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.526187	10.179093	6.85%	42,174	2010
	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.418934	10.902664	4.64%	528,717	2010
	9.790412	10.418934	6.42%	767,742	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.178289	11.843644	5.95%	265	2010
	9.796204	11.178289	14.11%	0	2009
	10.000000	9.796204	-2.04%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.866684	36.199448	13.60%	0	2010
	19.938150	31.866684	59.83%	0	2009
	48.362585	19.938150	-58.77%	0	2008
	33.992546	48.362585	42.27%	0	2007
	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.124700	21.720480	13.57%	0	2010
	11.965826	19.124700	59.83%	0	2009
	28.978949	11.965826	-58.71%	0	2008
	20.332185	28.978949	42.53%	0	2007
	15.192178	20.332185	33.83%	0	2006
	11.700031	15.192178	29.85%	0	2005
	10.000000	11.700031	17.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.595134	11.906618	2.69%	540,486	2010
	11.521982	11.595134	0.63%	909,375	2009
	10.914519	11.521982	5.57%	1,093,111	2008
	10.394371	10.914519	5.00%	1,220,294	2007
	10.262991	10.394371	1.28%	736,523	2006
	10.140898	10.262991	1.20%	34,765	2005
	10.020956	10.140898	1.20%	180	2004
	10.000000	10.020956	0.21%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.893687	7.634417	10.75%	485	2010
	5.434017	6.893687	26.86%	545	2009
	10.000000	5.434017	-45.66%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.149818	8.577857	5.25%	2,217	2010
	6.466209	8.149818	26.04%	2,128	2009
	11.594614	6.466209	-44.23%	556	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.833793	16.663996	12.34%	183,111	2010
	11.899267	14.833793	24.66%	476,320	2009
	19.226118	11.899267	-38.11%	544,835	2008
	18.517327	19.226118	3.83%	601,177	2007
	16.167042	18.517327	14.54%	623,193	2006
	15.283768	16.167042	5.78%	534,304	2005
	13.677198	15.283768	11.75%	128,828	2004
	10.000000	13.677198	36.77%	17,253	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.484351	12.359361	7.62%	161,270	2010
	10.000000	11.484351	14.84%	13,965	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.041092	13.220057	9.79%	0	2010
	10.000000	12.041092	20.41%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.752039	12.195709	3.78%	85,770	2010
	10.993182	11.752039	6.90%	179,259	2009
	11.936474	10.993182	-7.90%	180,929	2008
	11.559372	11.936474	3.26%	183,927	2007
	11.109804	11.559372	4.05%	186,381	2006
	10.973047	11.109804	1.25%	21,473	2005
	10.699211	10.973047	2.56%	1,963	2004
	10.000000	10.699211	6.99%	1,667	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.398560	14.563770	8.70%	8,524,467	2010
	11.476005	13.398560	16.75%	10,677,953	2009
	15.247123	11.476005	-24.73%	11,347,703	2008
	14.726538	15.247123	3.54%	11,983,160	2007
	13.494221	14.726538	9.13%	10,615,761	2006
	13.070314	13.494221	3.24%	1,693,146	2005
	12.175914	13.070314	7.35%	211,330	2004
	10.000000	12.175914	21.76%	31,195	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.351968	15.870272	10.58%	585,294	2010
	11.773104	14.351968	21.90%	947,868	2009
	17.510466	11.773104	-32.77%	1,154,458	2008
	16.834397	17.510466	4.02%	1,287,128	2007
	14.996405	16.834397	12.26%	1,255,144	2006
	14.290884	14.996405	4.94%	940,447	2005
	13.009258	14.290884	9.85%	232,619	2004
	10.000000	13.009258	30.09%	35,801	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.644506	13.447050	6.35%	1,342,873	2010
	11.262556	12.644506	12.27%	1,588,408	2009
	13.527627	11.262556	-16.74%	1,657,961	2008
	13.041070	13.527627	3.73%	1,645,888	2007
	12.272756	13.041070	6.26%	611,710	2006
	11.984874	12.272756	2.40%	182,908	2005
	11.412415	11.984874	5.02%	30,326	2004
	10.000000	11.412415	14.12%	2,024	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.835846	20.822591	23.68%	3,144	2010
	12.562143	16.835846	34.02%	4,926	2009
	20.175812	12.562143	-37.74%	4,629	2008
	19.142699	20.175812	5.40%	4,022	2007
	17.774527	19.142699	7.70%	4,263	2006
	16.178697	17.774527	9.86%	2,747	2005
	14.264686	16.178697	13.42%	196	2004
	10.000000	14.264686	42.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.121394	9.918980	-2.00%	129,956	2010
	10.323619	10.121394	-1.96%	146,286	2009
	10.322317	10.323619	0.01%	116,749	2008
	10.052363	10.322317	2.69%	377,679	2007
	9.812418	10.052363	2.45%	186,398	2006
	9.751932	9.812418	0.62%	35,343	2005
	9.870861	9.751932	-1.20%	45	2004
	10.000000	9.870861	-1.29%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.832311	12.823431	8.38%	10,666	2010
	9.707104	11.832311	21.89%	6,419	2009
	11.976073	9.707104	-18.95%	7,722	2008
	11.681535	11.976073	2.52%	9,024	2007
	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.059411	8.988754	11.53%	485,716	2010
	6.042180	8.059411	33.39%	844,881	2009
	10.000000	6.042180	-39.58%	787,089	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.201140	14.737712	3.78%	0	2010
	11.189232	14.201140	26.92%	0	2009
	21.333940	11.189232	-47.55%	0	2008
	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.071641	10.447829	3.74%	6,070	2010
	7.936587	10.071641	26.90%	7,090	2009
	15.124590	7.936587	-47.53%	299,145	2008
	15.029456	15.124590	0.63%	394,632	2007
	12.528177	15.029456	19.97%	233,192	2006
	11.433814	12.528177	9.57%	15,018	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.954801	8.993135	13.05%	261,396	2010
	6.275218	7.954801	26.77%	481,036	2009
	10.000000	6.275218	-37.25%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.820676	8.641256	10.49%	1,515	2010
	6.263383	7.820676	24.86%	1,612	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.681338	9.520352	23.94%	317,124	2010
	6.185976	7.681338	24.17%	411,710	2009
	10.000000	6.185976	-38.14%	377,394	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.524647	9.994435	17.24%	279,742	2010
	6.667167	8.524647	27.86%	376,847	2009
	10.000000	6.667167	-33.33%	605,783	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.343579	13.907761	22.60%	0	2010
	9.100871	11.343579	24.64%	0	2009
	17.370806	9.100871	-47.61%	0	2008
	16.189221	17.370806	7.30%	0	2007
	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.425105	20.358457	23.95%	0	2010
	13.316646	16.425105	23.34%	0	2009
	20.072381	13.316646	-33.66%	0	2008
	22.080654	20.072381	-9.10%	0	2007
	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.239254	19.890197	22.48%	687	2010
	12.326649	16.239254	31.74%	716	2009
	20.404982	12.326649	-39.59%	85,007	2008
	20.436580	20.404982	-0.15%	82,151	2007
	18.659637	20.436580	9.52%	81,222	2006
	16.998385	18.659637	9.77%	3,798	2005
	14.602274	16.998385	16.41%	0	2004
	10.000000	14.602274	46.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.186641	13.522357	10.96%	409,599	2010
	9.904190	12.186641	23.05%	601,393	2009
	17.309446	9.904190	-42.78%	734,525	2008
	16.372298	17.309446	5.72%	678,459	2007
	14.731332	16.372298	11.14%	517,727	2006
	14.042516	14.731332	4.91%	24,897	2005
	13.081852	14.042516	7.34%	0	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.108237	9.043639	27.23%	0	2010
	5.557552	7.108237	27.90%	0	2009
	10.000000	5.557552	-44.42%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.297627	10.335882	0.37%	5,758	2010
	9.810294	10.297627	4.97%	6,130	2009
	10.000000	9.810294	-1.90%	1,330	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.237438	14.430783	9.01%	0	2010
	10.000000	13.237438	32.37%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.863456	13.680001	6.35%	32,622	2010
	10.000000	12.863456	28.63%	467	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.859919	13.402685	4.22%	357,165	2010
	10.000000	12.859919	28.60%	568,137	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.260872	15.003144	13.14%	89,661	2010
	10.549343	13.260872	25.70%	25,550	2009
	17.147089	10.549343	-38.48%	120,469	2008
	17.967360	17.147089	-4.57%	452,747	2007
	15.864498	17.967360	13.26%	385,411	2006
	15.572011	15.864498	1.88%	30,383	2005
	13.571043	15.572011	14.74%	1,199	2004
	10.000000	13.571043	35.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.259793	13.897281	13.36%	0	2010
	8.975445	12.259793	36.59%	0	2009
	15.353730	8.975445	-41.54%	0	2008
	14.773726	15.353730	3.93%	0	2007
	12.840264	14.773726	15.06%	0	2006
	11.487770	12.840264	11.77%	0	2005
	10.000000	11.487770	14.88%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.740224	21.249728	13.39%	0	2010
	13.722341	18.740224	36.57%	0	2009
	23.467650	13.722341	-41.53%	0	2008
	22.576320	23.467650	3.95%	0	2007
	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.469631	2.765635	11.99%	0	2010
	1.993421	2.469631	23.89%	0	2009
	9.519446	1.993421	-79.06%	0	2008
	10.000000	9.519446	-4.81%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.473117	3.895206	12.15%	0	2010
	2.813789	3.473117	23.43%	0	2009
	13.401094	2.813789	-79.00%	0	2008
	13.740526	13.401094	-2.47%	0	2007
	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.531309	14.224403	13.51%	395,560	2010
	9.990364	12.531309	25.43%	571,177	2009
	16.610661	9.990364	-39.86%	648,274	2008
	16.275822	16.610661	2.06%	652,365	2007
	14.471295	16.275822	12.47%	539,338	2006
	13.964102	14.471295	3.63%	30,789	2005
	13.055094	13.964102	6.96%	2,814	2004
	10.000000	13.055094	30.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.721060	20.165129	20.60%	928	2010
	12.464953	16.721060	34.14%	1,489	2009
	20.517229	12.464953	-39.25%	158,972	2008
	21.233889	20.517229	-3.38%	115,183	2007
	18.896219	21.233889	12.37%	80,171	2006
	17.573405	18.896219	7.53%	3,747	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.819270	11.596615	7.18%	0	2010
	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.898362	11.234258	3.08%	207,625	2010
	10.000000	10.898362	8.98%	275,344	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	11.004024	12.334614	12.09%	0	2010
	8.649897	11.004024	27.22%	0	2009
	14.398624	8.649897	-39.93%	0	2008
	15.638555	14.398624	-7.93%	0	2007
	13.766406	15.638555	13.60%	0	2006
	13.348624	13.766406	3.13%	0	2005
	12.258826	13.348624	8.89%	0	2004
	10.000000	12.258826	22.59%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.098806	15.202365	7.83%	0	2010
	11.543111	14.098806	22.14%	0	2009
	21.015991	11.543111	-45.07%	0	2008
	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.204845	15.632445	18.38%	0	2010
	8.221179	13.204845	60.62%	0	2009
	13.323065	8.221179	-38.29%	0	2008
	12.885158	13.323065	3.40%	0	2007
	12.469622	12.885158	3.33%	0	2006
	12.038057	12.469622	3.59%	0	2005
	11.695132	12.038057	2.93%	0	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.494926	4.95%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.307072	10.793736	4.72%	886	2010
	9.615416	10.307072	7.19%	1,555	2009
	10.957326	9.615416	-12.25%	781,203	2008
	10.627583	10.957326	3.10%	910,642	2007
	10.471001	10.627583	1.50%	550,793	2006
	10.279707	10.471001	1.86%	26,322	2005
	10.078970	10.279707	1.99%	1,055	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.854970	19.202574	7.55%	0	2010
	14.002597	17.854970	27.51%	0	2009
	16.805998	14.002597	-16.68%	0	2008
	16.120023	16.805998	4.26%	0	2007
	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.757966	17.58%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.860901	13.058734	10.10%	0	2010
	9.525286	11.860901	24.52%	0	2009
	15.643885	9.525286	-39.11%	0	2008
	14.519838	15.643885	7.74%	0	2007
	13.032352	14.519838	11.41%	0	2006
	12.228023	13.032352	6.58%	167	2005
	11.377761	12.228023	7.47%	168	2004
	10.000000	11.377761	13.78%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.559643	10.613629	11.03%	0	2010
	8.448960	9.559643	13.15%	0	2009
	12.162690	8.448960	-30.53%	0	2008
	11.536003	12.162690	5.43%	0	2007
	10.496532	11.536003	9.90%	0	2006
	10.201358	10.496532	2.89%	0	2005
	10.000000	10.201358	2.01%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.572828	25.73%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.779480	15.877167	24.24%	3,964	2010
	8.542947	12.779480	49.59%	0	2009
	14.882508	8.542947	-42.60%	0	2008
	13.344867	14.882508	11.52%	0	2007
	11.092550	13.344867	20.30%	0	2006
	10.653226	11.092550	4.12%	0	2005
	10.000000	10.653226	6.53%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.688521	12.261103	4.90%	0	2010
	10.649702	11.688521	9.75%	0	2009
	10.613310	10.649702	0.34%	0	2008
	10.199614	10.613310	4.06%	0	2007
	10.024614	10.199614	1.75%	0	2006
	10.038165	10.024614	-0.13%	0	2005
	10.000000	10.038165	0.38%	0	2004*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.240195	13.523943	10.49%	0	2010
	10.383470	12.240195	17.88%	0	2009
	17.875638	10.383470	-41.91%	0	2008
	17.405833	17.875638	2.70%	1,831	2007
	15.189296	17.405833	14.59%	1,831	2006
	14.824901	15.189296	2.46%	1,831	2005
	13.608022	14.824901	8.94%	3,180	2004
	10.000000	13.608022	36.08%	3,181	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.526978	21.732897	24.00%	0	2010
	12.543189	17.526978	39.73%	0	2009
	19.931126	12.543189	-37.07%	0	2008
	20.044400	19.931126	-0.57%	0	2007
	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.844314	12.195460	2.96%	6,553	2010
	10.971485	11.844314	7.96%	2,009	2009
	11.381929	10.971485	-3.61%	1,249	2008
	10.613767	11.381929	7.24%	1,642	2007
	10.665985	10.613767	-0.49%	2,029	2006
	10.721060	10.665985	-0.51%	1,923	2005
	10.344356	10.721060	3.64%	983	2004
	10.000000	10.344356	3.44%	295	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.438155	13.872054	11.53%	459	2010
	10.782118	12.438155	15.36%	482	2009
	16.865337	10.782118	-36.07%	508	2008
	17.295269	16.865337	-2.49%	532	2007
	15.114823	17.295269	14.43%	556	2006
	14.763325	15.114823	2.38%	579	2005
	13.388693	14.763325	10.27%	821	2004
	10.000000	13.388693	33.89%	219	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.799886	13.751509	16.54%	2,051	2010
	9.280914	11.799886	27.14%	2,161	2009
	12.551742	9.280914	-26.06%	2,265	2008
	13.134493	12.551742	-4.44%	2,932	2007
	11.152811	13.134493	17.77%	3,065	2006
	10.000000	11.152811	11.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.010714	12.912985	7.51%	6,562	2010
	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.411804	20.227547	23.25%	1,223	2010
	13.401442	16.411804	22.46%	333	2009
	19.804932	13.401442	-32.33%	316	2008
	20.355099	19.804932	-2.70%	308	2007
	18.162532	20.355099	12.07%	528	2006
	17.290778	18.162532	5.04%	545	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.866647	14.435165	12.19%	11,773	2010
	10.421639	12.866647	23.46%	11,778	2009
	16.975537	10.421639	-38.61%	11,755	2008
	16.508747	16.975537	2.83%	12,707	2007
	14.628794	16.508747	12.85%	13,625	2006
	14.300041	14.628794	2.30%	13,706	2005
	13.229679	14.300041	8.09%	3,921	2004
	10.000000	13.229679	32.30%	959	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.953195	14.596711	12.69%	0	2010
	10.819266	12.953195	19.72%	0	2009
	15.717602	10.819266	-31.16%	0	2008
	15.019248	15.717602	4.65%	0	2007
	13.194185	15.019248	13.83%	0	2006
	12.936823	13.194185	1.99%	0	2005
	12.603055	12.936823	2.65%	0	2004
	10.000000	12.603055	26.03%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.200065	13.070098	28.14%	0	2010
	8.280264	10.200065	23.19%	0	2009
	13.585320	8.280264	-39.05%	0	2008
	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.541829	13.882899	10.69%	0	2010
	11.304681	12.541829	10.94%	0	2009
	16.410037	11.304681	-31.11%	0	2008
	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	0	2005
	12.892635	13.526220	4.91%	46	2004
	10.000000	12.892635	28.93%	91	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.401817	12.093088	6.06%	310	2010
	9.687723	11.401817	17.69%	268	2009
	10.698526	9.687723	-9.45%	363	2008
	10.389604	10.698526	2.97%	386	2007
	10.206382	10.389604	1.80%	744	2006
	10.317582	10.206382	-1.08%	751	2005
	10.195062	10.317582	1.20%	0	2004
	10.000000	10.195062	1.95%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.801733	11.907821	10.24%	0	2010
	8.896602	10.801733	21.41%	0	2009
	12.137905	8.896602	-26.70%	0	2008
	11.430576	12.137905	6.19%	0	2007
	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.698813	11.981254	11.99%	0	2010
	8.496988	10.698813	25.91%	0	2009
	12.909459	8.496988	-34.18%	0	2008
	11.986381	12.909459	7.70%	0	2007
	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.451533	11.864210	13.52%	0	2010
	8.134146	10.451533	28.49%	0	2009
	13.431918	8.134146	-39.44%	0	2008
	12.346527	13.431918	8.79%	0	2007
	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.021066	16.364877	16.72%	2,877	2010
	9.699975	14.021066	44.55%	2,717	2009
	21.720703	9.699975	-55.34%	2,124	2008
	15.227511	21.720703	42.64%	1,011	2007
	13.330408	15.227511	14.23%	1,056	2006
	10.000000	13.330408	33.30%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.761021	14.364228	12.56%	1,469	2010
	10.030605	12.761021	27.22%	9,868	2009
	17.907811	10.030605	-43.99%	10,202	2008
	18.054937	17.907811	-0.81%	13,886	2007
	15.368821	18.054937	17.48%	15,335	2006
	14.861653	15.368821	3.41%	15,586	2005
	13.640353	14.861653	8.95%	14,107	2004
	10.000000	13.640353	36.40%	11,662	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.051597	14.621627	21.33%	0	2010
	9.614980	12.051597	25.34%	2,810	2009
	18.630533	9.614980	-48.39%	2,903	2008
	15.018540	18.630533	24.05%	3,606	2007
	14.386490	15.018540	4.39%	3,692	2006
	13.920691	14.386490	3.35%	3,774	2005
	13.781718	13.920691	1.01%	4	2004
	10.000000	13.781718	37.82%	611	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.614755	12.235391	5.34%	41,278	2010
	10.269217	11.614755	13.10%	40,853	2009
	10.860076	10.269217	-5.44%	14,986	2008
	10.653482	10.860076	1.94%	17,383	2007
	10.443820	10.653482	2.01%	8,020	2006
	10.463537	10.443820	-0.19%	8,027	2005
	10.252933	10.463537	2.05%	48	2004
	10.000000	10.252933	2.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.280943	25.541510	25.94%	5,402	2010
	14.815738	20.280943	36.89%	9,763	2009
	25.046511	14.815738	-40.85%	10,326	2008
	22.172632	25.046511	12.96%	9,858	2007
	20.137717	22.172632	10.10%	12,371	2006
	17.419498	20.137717	15.60%	12,842	2005
	14.266319	17.419498	22.10%	8,181	2004
	10.000000	14.266319	42.66%	3,938	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.062622	18.857340	10.52%	0	2010
	13.801097	17.062622	23.63%	0	2009
	25.143740	13.801097	-45.11%	0	2008
	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.469080	12.675044	10.51%	928	2010
	9.278251	11.469080	23.61%	928	2009
	16.899403	9.278251	-45.10%	928	2008
	14.740282	16.899403	14.65%	928	2007
	12.772696	14.740282	15.40%	939	2006
	10.981123	12.772696	16.32%	863	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.965456	19.757329	23.75%	2,909	2010
	10.371849	15.965456	53.93%	3,025	2009
	21.738230	10.371849	-52.29%	3,304	2008
	21.050300	21.738230	3.27%	2,988	2007
	18.524206	21.050300	13.64%	3,492	2006
	18.462717	18.524206	0.33%	3,582	2005
	16.557596	18.462717	11.51%	3,925	2004
	10.000000	16.557596	65.58%	1,003	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	10.36%	3,184	2010
	7.746080	10.288120	32.82%	3,184	2009
	11.242463	7.746080	-31.10%	3,184	2008
	11.063397	11.242463	1.62%	3,184	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.961698	15.317214	18.17%	2,011	2010
	11.277073	12.961698	14.94%	5,442	2009
	15.793448	11.277073	-28.60%	5,469	2008
	16.571233	15.793448	-4.69%	6,844	2007
	14.443825	16.571233	14.73%	7,752	2006
	14.256750	14.443825	1.31%	20,784	2005
	13.112843	14.256750	8.72%	14,292	2004
	10.000000	13.112843	31.13%	3,281	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.830295	21.138214	25.60%	2,783	2010
	13.303765	16.830295	26.51%	9,638	2009
	20.277923	13.303765	-34.39%	7,896	2008
	21.209528	20.277923	-4.39%	6,923	2007
	18.509091	21.209528	14.59%	7,480	2006
	17.372271	18.509091	6.54%	7,859	2005
	14.332287	17.372271	21.21%	4,632	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.666580	18.033354	15.11%	1,040	2010
	9.264846	15.666580	69.10%	1,096	2009
	19.986509	9.264846	-53.64%	2,258	2008
	15.856537	19.986509	26.05%	2,581	2007
	12.629924	15.856537	25.55%	2,698	2006
	10.000000	12.629924	26.30%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.095180	19.214566	6.19%	0	2010
	13.480387	18.095180	34.23%	0	2009
	23.083871	13.480387	-41.60%	0	2008
	20.414100	23.083871	13.08%	0	2007
	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.056913	13.864631	6.19%	2,926	2010
	9.716040	13.056913	34.39%	5,790	2009
	16.641751	9.716040	-41.62%	13,175	2008
	14.718460	16.641751	13.07%	12,050	2007
	12.370668	14.718460	18.98%	6,313	2006
	11.466910	12.370668	7.88%	6,714	2005
	10.000000	11.466910	14.67%	1,315	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.168344	15.873629	12.04%	6,706	2010
	12.187430	14.168344	16.25%	7,066	2009
	11.715354	12.187430	4.03%	5,752	2008
	10.773268	11.715354	8.74%	0	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.300821	3.01%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.274845	12.75%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.118318	12.546534	12.85%	7,428	2010
	9.402875	11.118318	18.24%	7,428	2009
	16.732514	9.402875	-43.80%	7,428	2008
	15.290591	16.732514	9.43%	7,428	2007
	14.718123	15.290591	3.89%	8,058	2006
	13.838157	14.718123	6.36%	8,058	2005
	13.286364	13.838157	4.15%	3,531	2004
	10.000000	13.286364	32.86%	629	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.900273	17.291083	16.05%	4,054	2010
	10.713485	14.900273	39.08%	4,054	2009
	20.688366	10.713485	-48.21%	4,054	2008
	19.108161	20.688366	8.27%	4,543	2007
	16.779275	19.108161	13.88%	4,160	2006
	15.676768	16.779275	7.03%	4,160	2005
	13.884724	15.676768	12.91%	4,160	2004
	10.000000	13.884724	38.85%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.801289	12.562358	6.45%	0	2010
	10.000000	11.801289	18.01%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.165981	16.061414	5.90%	0	2010
	12.329177	15.165981	23.01%	0	2009
	14.995676	12.329177	-17.78%	0	2008
	13.883000	14.995676	8.01%	0	2007
	12.835888	13.883000	8.16%	0	2006
	12.171323	12.835888	5.46%	52	2005
	11.474432	12.171323	6.07%	1,235	2004
	10.000000	11.474432	14.74%	3,509	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.634224	18.392106	4.30%	0	2010
	12.329659	17.634224	43.02%	0	2009
	22.604261	12.329659	-45.45%	0	2008
	16.891524	22.604261	33.82%	0	2007
	15.803415	16.891524	6.89%	0	2006
	14.333356	15.803415	10.26%	0	2005
	12.404395	14.333356	15.55%	0	2004
	10.000000	12.404395	24.04%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.198205	11.98%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.702358	26.578896	22.47%	1,390	2010
	12.372862	21.702358	75.40%	3,422	2009
	26.433554	12.372862	-53.19%	3,513	2008
	21.073540	26.433554	25.43%	2,975	2007
	14.665093	21.073540	43.70%	2,031	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.820813	38.966986	22.46%	0	2010
	18.141624	31.820813	75.40%	0	2009
	38.773429	18.141624	-53.21%	0	2008
	30.924379	38.773429	25.38%	0	2007
	21.530106	30.924379	43.63%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.158892	14.455594	9.85%	3,168	2010
	9.658288	13.158892	36.24%	9,865	2009
	15.647124	9.658288	-38.27%	10,228	2008
	14.389907	15.647124	8.74%	10,621	2007
	13.690268	14.389907	5.11%	12,272	2006
	13.409185	13.690268	2.10%	12,772	2005
	12.561188	13.409185	6.75%	12,113	2004
	10.000000	12.561188	25.61%	10,516	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.043167	16.387708	8.94%	4,938	2010
	12.542134	15.043167	19.94%	11,040	2009
	19.038918	12.542134	-34.12%	6,256	2008
	18.067550	19.038918	5.38%	6,438	2007
	15.305948	18.067550	18.04%	6,915	2006
	14.676237	15.305948	4.29%	7,126	2005
	13.048782	14.676237	12.47%	6,390	2004
	10.000000	13.048782	30.49%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.554405	11.429077	8.29%	0	2010
	8.577558	10.554405	23.05%	0	2009
	12.347360	8.577558	-31.80%	0	2008
	11.794483	12.347360	4.69%	0	2007
	10.904403	11.794483	8.16%	0	2006
	10.704214	10.904403	1.87%	0	2005
	10.000000	10.704214	7.04%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.793202	11.704485	19.52%	0	2010
	7.432955	9.793202	31.75%	0	2009
	14.168204	7.432955	-47.54%	0	2008
	14.016019	14.168204	1.09%	6,423	2007
	11.590165	14.016019	20.93%	0	2006
	10.000000	11.590165	15.90%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.683630	9.986428	3.13%	3,216	2010
	8.723651	9.683630	11.00%	5,069	2009
	10.287811	8.723651	-15.20%	9,083	2008
	10.025895	10.287811	2.61%	10,749	2007
	9.822401	10.025895	2.07%	4,105	2006
	9.884739	9.822401	-0.63%	232	2005
	10.013601	9.884739	-1.29%	0	2004
	10.000000	10.013601	0.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.781398	12.631632	17.16%	0	2010
	8.966769	10.781398	20.24%	0	2009
	15.125283	8.966769	-40.72%	0	2008
	15.364529	15.125283	-1.56%	0	2007
	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.705323	15.289429	20.34%	0	2010
	9.869584	12.705323	28.73%	0	2009
	16.639823	9.869584	-40.69%	6,559	2008
	15.787973	16.639823	5.40%	15,850	2007
	14.175083	15.787973	11.38%	6,559	2006
	13.542257	14.175083	4.67%	6,559	2005
	12.204855	13.542257	10.96%	6,584	2004
	10.000000	12.204855	22.05%	48	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.379296	13.720413	10.83%	6,049	2010
	10.000000	12.379296	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	13,899	2010
	7.445547	9.000512	20.88%	12,050	2009
	10.824700	7.445547	-31.22%	7,116	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	3.82%	0	2010
	9.255754	10.167548	9.85%	0	2009
	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	1,873	2010
	7.199342	9.985564	38.70%	1,873	2009
	11.978384	7.199342	-39.90%	1,873	2008
	10.694225	11.978384	12.01%	1,873	2007
	10.000000	10.694225	6.94%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	5,139	2010
	6.121705	8.321680	35.94%	5,415	2009
	11.203628	6.121705	-45.36%	6,254	2008
	10.223017	11.203628	9.59%	627	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	0	2010
	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.173966	15.709798	10.84%	162	2010
	9.911311	14.173966	43.01%	228	2009
	14.051996	9.911311	-29.47%	228	2008
	13.911607	14.051996	1.01%	228	2007
	12.840388	13.911607	8.34%	405	2006
	12.803603	12.840388	0.29%	405	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	3,773	2010
	8.015516	11.469253	43.09%	3,975	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.616165	8.607930	13.02%	0	2010
	5.083276	7.616165	49.83%	0	2009
	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.832337	9.479541	21.03%	8,074	2010
	6.091458	7.832337	28.58%	10,988	2009
	10.000000	6.091458	-39.09%	11,586	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	0	2010
	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	0	2010
	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	0	2010
	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	0	2010
	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	29,044	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	0	2010
	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.410060	10.887822	4.59%	4,654	2010
	9.787083	10.410060	6.37%	4,581	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	0	2010
	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.755102	36.054329	13.54%	0	2010
	19.878478	31.755102	59.75%	0	2009
	48.242573	19.878478	-58.79%	0	2008
	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.069526	21.646792	13.52%	0	2010
	11.937394	19.069526	59.75%	0	2009
	28.924923	11.937394	-58.73%	0	2008
	20.304691	28.924923	42.45%	0	2007
	15.179352	20.304691	33.77%	0	2006
	11.696090	15.179352	29.78%	0	2005
	10.000000	11.696090	16.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.554510	11.858848	2.63%	10,258	2010
	11.487475	11.554510	0.58%	7,124	2009
	10.887396	11.487475	5.51%	13,991	2008
	10.373859	10.887396	4.95%	19,998	2007
	10.247946	10.373859	1.23%	12,025	2006
	10.131190	10.247946	1.15%	10,649	2005
	10.016466	10.131190	1.15%	5,718	2004
	10.000000	10.016466	0.16%	793	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.887836	7.624047	10.69%	3,733	2010
	5.432161	6.887836	26.80%	3,934	2009
	10.000000	5.432161	-45.68%	4,123	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	0	2010
	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.781833	16.597157	12.28%	25,718	2010
	11.863639	14.781833	24.60%	29,559	2009
	19.178354	11.863639	-38.14%	38,375	2008
	18.480800	19.178354	3.77%	40,264	2007
	16.143361	18.480800	14.48%	47,734	2006
	15.269138	16.143361	5.73%	49,523	2005
	13.671080	15.269138	11.69%	44,360	2004
	10.000000	13.671080	36.71%	9,296	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	0	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	0	2010
	10.000000	12.036988	20.37%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710874	12.146789	3.72%	3,015	2010
	10.960275	11.710874	6.85%	4,294	2009
	11.906822	10.960275	-7.95%	6,014	2008
	11.536569	11.906822	3.21%	6,019	2007
	11.093530	11.536569	3.99%	6,024	2006
	10.962542	11.093530	1.19%	20,529	2005
	10.694430	10.962542	2.51%	16,084	2004
	10.000000	10.694430	6.94%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.351629	14.505369	8.64%	81,626	2010
	11.441639	13.351629	16.69%	129,317	2009
	15.209225	11.441639	-24.77%	142,110	2008
	14.697465	15.209225	3.48%	149,035	2007
	13.474435	14.697465	9.08%	172,824	2006
	13.057801	13.474435	3.19%	194,304	2005
	12.170466	13.057801	7.29%	201,207	2004
	10.000000	12.170466	21.70%	56,288	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.301683	15.806595	10.52%	71,251	2010
	11.737844	14.301683	21.84%	100,353	2009
	17.466945	11.737844	-32.80%	111,980	2008
	16.801179	17.466945	3.96%	122,657	2007
	14.974431	16.801179	12.20%	160,889	2006
	14.277204	14.974431	4.88%	171,471	2005
	13.003440	14.277204	9.80%	153,986	2004
	10.000000	13.003440	30.03%	24,900	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.600211	13.393125	6.29%	80,225	2010
	11.228823	12.600211	12.21%	87,549	2009
	13.494008	11.228823	-16.79%	90,821	2008
	13.015336	13.494008	3.68%	97,439	2007
	12.254779	13.015336	6.21%	101,424	2006
	11.973403	12.254779	2.35%	94,904	2005
	11.407324	11.973403	4.96%	21,880	2004
	10.000000	11.407324	14.07%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.776873	20.739090	23.62%	211	2010
	12.524529	16.776873	33.95%	240	2009
	20.125702	12.524529	-37.77%	204	2008
	19.104962	20.125702	5.34%	198	2007
	17.748516	19.104962	7.64%	458	2006
	16.163229	17.748516	9.81%	552	2005
	14.258318	16.163229	13.36%	0	2004
	10.000000	14.258318	42.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.085748	9.879005	-2.05%	24,074	2010
	10.292513	10.085748	-2.01%	24,153	2009
	10.296468	10.292513	-0.04%	24,154	2008
	10.032335	10.296468	2.63%	24,155	2007
	9.797849	10.032335	2.39%	24,157	2006
	9.742408	9.797849	0.57%	24,158	2005
	9.866252	9.742408	-1.26%	27,078	2004
	10.000000	9.866252	-1.34%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.790877	12.772013	8.32%	9,670	2010
	9.678036	11.790877	21.83%	10,166	2009
	11.946313	9.678036	-18.99%	6,963	2008
	11.658490	11.946313	2.47%	10,012	2007
	11.352549	11.658490	2.69%	10,451	2006
	11.342216	11.352549	0.09%	645	2005
	10.869371	11.342216	4.35%	585	2004
	10.000000	10.869371	8.69%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.052542	8.976518	11.47%	9,121	2010
	6.040119	8.052542	33.32%	9,991	2009
	10.000000	6.040119	-39.60%	10,453	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.152890	14.680153	3.73%	0	2010
	11.156906	14.152890	26.85%	0	2009
	21.283193	11.156906	-47.58%	0	2008
	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.042568	10.412351	3.68%	221	2010
	7.917718	10.042568	26.84%	311	2009
	15.096355	7.917718	-47.55%	3,550	2008
	15.009110	15.096355	0.58%	5,816	2007
	12.517575	15.009110	19.90%	1,794	2006
	11.429957	12.517575	9.52%	1,794	2005
	10.000000	11.429957	14.30%	1,483	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.948024	8.980902	13.00%	10,011	2010
	6.273070	7.948024	26.70%	7,225	2009
	10.000000	6.273070	-37.27%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	4,965	2010
	6.261242	7.814020	24.80%	4,965	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.674790	9.507383	23.88%	4,111	2010
	6.183862	7.674790	24.11%	4,830	2009
	10.000000	6.183862	-38.16%	3,828	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	5,678	2010
	6.664890	8.517404	27.80%	6,601	2009
	10.000000	6.664890	-33.35%	7,855	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.303862	13.852001	22.54%	0	2010
	9.073640	11.303862	24.58%	0	2009
	17.327684	9.073640	-47.64%	0	2008
	16.157321	17.327684	7.24%	0	2007
	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.367565	20.276810	23.88%	849	2010
	13.276762	16.367565	23.28%	849	2009
	20.022505	13.276762	-33.69%	849	2008
	22.037087	20.022505	-9.14%	2,233	2007
	19.212316	22.037087	14.70%	2,305	2006
	19.082471	19.212316	0.68%	1,013	2005
	16.651575	19.082471	14.60%	1,038	2004
	10.000000	16.651575	66.52%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.182369	19.810426	22.42%	2,282	2010
	12.289743	16.182369	31.67%	2,355	2009
	20.354304	12.289743	-39.62%	3,411	2008
	20.396289	20.354304	-0.21%	3,815	2007
	18.632321	20.396289	9.47%	4,106	2006
	16.982135	18.632321	9.72%	8,731	2005
	14.595763	16.982135	16.35%	5,772	2004
	10.000000	14.595763	45.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.143921	13.468070	10.90%	6,223	2010
	9.874518	12.143921	22.98%	8,376	2009
	17.266434	9.874518	-42.81%	9,259	2008
	16.339996	17.266434	5.67%	7,901	2007
	14.709754	16.339996	11.08%	0	2006
	14.029076	14.709754	4.85%	0	2005
	13.076000	14.029076	7.29%	0	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.102175	9.031330	27.16%	2,329	2010
	5.555654	7.102175	27.84%	8,564	2009
	10.000000	5.555654	-44.44%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	0	2010
	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.232941	14.418536	8.96%	0	2010
	10.000000	13.232941	32.33%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.859078	13.668384	6.29%	16,184	2010
	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	4.17%	5,910	2010
	10.000000	12.855533	28.56%	8,444	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.214377	14.942924	13.08%	1,883	2010
	10.517723	13.214377	25.64%	553	2009
	17.104463	10.517723	-38.51%	515	2008
	17.931895	17.104463	-4.61%	5,249	2007
	15.841252	17.931895	13.20%	0	2006
	15.557110	15.841252	1.83%	0	2005
	13.564975	15.557110	14.69%	0	2004
	10.000000	13.564975	35.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.224418	13.850131	13.30%	369	2010
	8.954115	12.224418	36.52%	519	2009
	15.325079	8.954115	-41.57%	519	2008
	14.753720	15.325079	3.87%	519	2007
	12.829390	14.753720	15.00%	1,193	2006
	11.483888	12.829390	11.72%	16,799	2005
	10.000000	11.483888	14.84%	9,020	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.674532	21.164432	13.33%	0	2010
	13.681218	18.674532	36.50%	0	2009
	23.409317	13.681218	-41.56%	0	2008
	22.531760	23.409317	3.89%	0	2007
	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.466267	2.760458	11.93%	0	2010
	1.991722	2.466267	23.83%	0	2009
	9.516191	1.991722	-79.07%	0	2008
	10.000000	9.516191	-4.84%	1,943	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.460938	3.879561	12.10%	0	2010
	2.805355	3.460938	23.37%	0	2009
	13.367797	2.805355	-79.01%	0	2008
	13.713423	13.367797	-2.52%	0	2007
	12.817079	13.713423	6.99%	1,338	2006
	12.827384	12.817079	-0.08%	1,248	2005
	12.044132	12.827384	6.50%	1,152	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.487411	14.167352	13.45%	9,963	2010
	9.960457	12.487411	25.37%	11,569	2009
	16.569401	9.960457	-39.89%	11,360	2008
	16.243720	16.569401	2.00%	11,074	2007
	14.450104	16.243720	12.41%	4,368	2006
	13.950757	14.450104	3.58%	4,409	2005
	13.049268	13.950757	6.91%	4,290	2004
	10.000000	13.049268	30.49%	268	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.662466	20.084220	20.54%	275	2010
	12.427622	16.662466	34.08%	281	2009
	20.466250	12.427622	-39.28%	2,722	2008
	21.192011	20.466250	-3.42%	1,746	2007
	18.868546	21.192011	12.31%	455	2006
	17.556599	18.868546	7.47%	455	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.894646	11.224697	3.03%	3,057	2010
	10.000000	10.894646	8.95%	3,093	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.966630	12.286433	12.03%	0	2010
	8.624901	10.966630	27.15%	0	2009
	14.364366	8.624901	-39.96%	0	2008
	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.050935	15.143020	7.77%	0	2010
	11.509787	14.050935	22.08%	0	2009
	20.966032	11.509787	-45.10%	0	2008
	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.160003	15.571425	18.32%	0	2010
	8.197435	13.160003	60.54%	0	2009
	13.291398	8.197435	-38.33%	0	2008
	12.861125	13.291398	3.35%	0	2007
	12.452706	12.861125	3.28%	130	2006
	12.027836	12.452706	3.53%	130	2005
	11.691158	12.027836	2.88%	0	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272077	10.751599	4.67%	346	2010
	9.587654	10.272077	7.14%	274	2009
	10.931263	9.587654	-12.29%	6,193	2008
	10.607728	10.931263	3.05%	8,355	2007
	10.456755	10.607728	1.44%	513	2006
	10.270946	10.456755	1.81%	1,420	2005
	10.075530	10.270946	1.94%	891	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.791320	19.124358	7.49%	0	2010
	13.959791	17.791320	27.45%	0	2009
	16.763181	13.959791	-16.72%	0	2008
	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.753986	17.54%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.822353	13.009656	10.04%	0	2010
	9.499169	11.822353	24.46%	0	2009
	15.608988	9.499169	-39.14%	0	2008
	14.494886	15.608988	7.69%	0	2007
	13.016572	14.494886	11.36%	0	2006
	12.219425	13.016572	6.52%	0	2005
	11.375569	12.219425	7.42%	0	2004
	10.000000	11.375569	13.76%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.534664	10.580520	10.97%	0	2010
	8.431188	9.534664	13.09%	0	2009
	12.143308	8.431188	-30.57%	0	2008
	11.523525	12.143308	5.38%	0	2007
	10.490516	11.523525	9.85%	0	2006
	10.200705	10.490516	2.84%	0	2005
	10.000000	10.200705	2.01%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.569882	25.70%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.746062	15.827575	24.18%	0	2010
	8.524956	12.746062	49.51%	0	2009
	14.858775	8.524956	-42.63%	0	2008
	13.330431	14.858775	11.47%	0	2007
	11.086201	13.330431	20.24%	0	2006
	10.652545	11.086201	4.07%	0	2005
	10.000000	10.652545	6.53%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.657991	12.222840	4.85%	0	2010
	10.627308	11.657991	9.70%	0	2009
	10.596398	10.627308	0.29%	0	2008
	10.188586	10.596398	4.00%	0	2007
	10.018872	10.188586	1.69%	0	2006
	10.037520	10.018872	-0.19%	0	2005
	10.000000	10.037520	0.38%	0	2004*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.197285	13.469671	10.43%	0	2010
	10.352356	12.197285	17.82%	0	2009
	17.831215	10.352356	-41.94%	0	2008
	17.371482	17.831215	2.65%	0	2007
	15.167034	17.371482	14.53%	0	2006
	14.810710	15.167034	2.41%	0	2005
	13.601946	14.810710	8.89%	0	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.465534	21.645669	23.93%	0	2010
	12.505596	17.465534	39.66%	0	2009
	19.881577	12.505596	-37.10%	0	2008
	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.802059	12.145743	2.91%	9,423	2010
	10.937930	11.802059	7.90%	10,935	2009
	11.352913	10.937930	-3.66%	2,264	2008
	10.592145	11.352913	7.18%	361	2007
	10.649676	10.592145	-0.54%	372	2006
	10.710117	10.649676	-0.56%	383	2005
	10.339077	10.710117	3.59%	0	2004
	10.000000	10.339077	3.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.394558	13.816394	11.47%	0	2010
	10.749808	12.394558	15.30%	0	2009
	16.823427	10.749808	-36.10%	0	2008
	17.261152	16.823427	-2.54%	0	2007
	15.092690	17.261152	14.37%	0	2006
	14.749211	15.092690	2.33%	0	2005
	13.382710	14.749211	10.21%	0	2004
	10.000000	13.382710	33.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.771784	13.711769	16.48%	2,662	2010
	9.263543	11.771784	27.08%	3,187	2009
	12.534662	9.263543	-26.10%	3,905	2008
	13.123367	12.534662	-4.49%	4,596	2007
	11.149040	13.123367	17.71%	4,583	2006
	10.000000	11.149040	11.49%	5,225	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.006618	12.901996	7.46%	0	2010
	10.000000	12.006618	20.07%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.354284	20.146375	23.19%	3,433	2010
	13.361291	16.354284	22.40%	1,093	2009
	19.755702	13.361291	-32.37%	930	2008
	20.314945	19.755702	-2.75%	1,009	2007
	18.135933	20.314945	12.01%	0	2006
	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.821532	14.377214	12.13%	7,425	2010
	10.390411	12.821532	23.40%	5,822	2009
	16.933338	10.390411	-38.64%	8,052	2008
	16.476163	16.933338	2.77%	9,915	2007
	14.607347	16.476163	12.79%	9,469	2006
	14.286350	14.607347	2.25%	9,155	2005
	13.223766	14.286350	8.04%	0	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.907789	14.538119	12.63%	0	2010
	10.786840	12.907789	19.66%	264	2009
	15.678515	10.786840	-31.20%	267	2008
	14.989587	15.678515	4.60%	268	2007
	13.174846	14.989587	13.77%	269	2006
	12.924440	13.174846	1.94%	271	2005
	12.597418	12.924440	2.60%	0	2004
	10.000000	12.597418	25.97%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.164292	13.017637	28.07%	0	2010
	8.255436	10.164292	23.12%	0	2009
	13.551525	8.255436	-39.08%	0	2008
	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.497861	13.827181	10.64%	0	2010
	11.270806	12.497861	10.89%	0	2009
	16.369247	11.270806	-31.15%	0	2008
	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.361897	12.044597	6.01%	0	2010
	9.658725	11.361897	17.63%	0	2009
	10.671951	9.658725	-9.49%	6,103	2008
	10.369103	10.671951	2.92%	6,506	2007
	10.191431	10.369103	1.74%	6,860	2006
	10.307707	10.191431	-1.13%	7,238	2005
	10.190502	10.307707	1.15%	0	2004
	10.000000	10.190502	1.91%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.776056	11.873459	10.18%	731	2010
	8.879971	10.776056	21.35%	734	2009
	12.121398	8.879971	-26.74%	737	2008
	11.420894	12.121398	6.13%	740	2007
	10.645340	11.420894	7.29%	742	2006
	10.000000	10.645340	6.45%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.673348	11.946635	11.93%	1,921	2010
	8.481095	10.673348	25.85%	0	2009
	12.891909	8.481095	-34.21%	0	2008
	11.976237	12.891909	7.65%	0	2007
	10.950625	11.976237	9.37%	0	2006
	10.000000	10.950625	9.51%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.426657	11.829935	13.46%	4,455	2010
	8.118923	10.426657	28.42%	8,484	2009
	13.413650	8.118923	-39.47%	9,326	2008
	12.336072	13.413650	8.74%	9,952	2007
	11.157822	12.336072	10.56%	10,572	2006
	10.000000	11.157822	11.58%	10,843	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.987693	16.317591	16.66%	0	2010
	9.681824	13.987693	44.47%	0	2009
	21.691185	9.681824	-55.37%	0	2008
	15.214616	21.691185	42.57%	0	2007
	13.325902	15.214616	14.17%	0	2006
	10.000000	13.325902	33.26%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.716264	14.306539	12.51%	5,188	2010
	10.000530	12.716264	27.16%	5,465	2009
	17.863277	10.000530	-44.02%	5,989	2008
	18.019294	17.863277	-0.87%	6,982	2007
	15.346286	18.019294	17.42%	7,030	2006
	14.847432	15.346286	3.36%	7,204	2005
	13.634249	14.847432	8.90%	3,188	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.009351	14.562929	21.26%	233	2010
	9.586162	12.009351	25.28%	5,611	2009
	18.584218	9.586162	-48.42%	7,581	2008
	14.988895	18.584218	23.99%	9,494	2007
	14.365402	14.988895	4.34%	9,629	2006
	13.907364	14.365402	3.29%	9,197	2005
	13.775565	13.907364	0.96%	8	2004
	10.000000	13.775565	37.76%	4,507	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.574050	12.186292	5.29%	28,463	2010
	10.238451	11.574050	13.04%	42,160	2009
	10.833067	10.238451	-5.49%	39,204	2008
	10.632447	10.833067	1.89%	41,906	2007
	10.428513	10.632447	1.96%	15,958	2006
	10.453517	10.428513	-0.24%	4,299	2005
	10.248354	10.453517	2.00%	1,214	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.209885	25.439024	25.87%	6,569	2010
	14.771355	20.209885	36.82%	14,090	2009
	24.984269	14.771355	-40.88%	15,899	2008
	22.128891	24.984269	12.90%	15,673	2007
	20.108230	22.128891	10.05%	13,473	2006
	17.402840	20.108230	15.55%	13,217	2005
	14.259951	17.402840	22.04%	5,693	2004
	10.000000	14.259951	42.60%	4,342	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.002840	18.781694	10.46%	0	2010
	13.759764	17.002840	23.57%	0	2009
	25.081274	13.759764	-45.14%	0	2008
	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.435989	12.632032	10.46%	943	2010
	9.256215	11.435989	23.55%	938	2009
	16.867887	9.256215	-45.13%	1,013	2008
	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.909472	19.678013	23.69%	2,637	2010
	10.340763	15.909472	53.85%	5,083	2009
	21.684189	10.340763	-52.31%	5,331	2008
	21.008749	21.684189	3.22%	4,980	2007
	18.497060	21.008749	13.58%	5,032	2006
	18.445047	18.497060	0.28%	5,056	2005
	16.550196	18.445047	11.45%	3,708	2004
	10.000000	16.550196	65.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.268844	11.327373	10.31%	595	2010
	7.735514	10.268844	32.75%	595	2009
	11.232890	7.735514	-31.14%	596	2008
	11.059653	11.232890	1.57%	597	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.916245	15.255724	18.11%	15,598	2010
	11.243269	12.916245	14.88%	18,582	2009
	15.754182	11.243269	-28.63%	22,320	2008
	16.538532	15.754182	-4.74%	30,159	2007
	14.422662	16.538532	14.67%	30,906	2006
	14.243111	14.422662	1.26%	30,318	2005
	13.106978	14.243111	8.67%	4,949	2004
	10.000000	13.106978	31.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.771307	21.053389	25.53%	5,852	2010
	13.263898	16.771307	26.44%	10,835	2009
	20.227505	13.263898	-34.43%	218	2008
	21.167670	20.227505	-4.44%	188	2007
	18.481973	21.167670	14.53%	188	2006
	17.355641	18.481973	6.49%	188	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.368173	9.032608	7.94%	0	2010
	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.629287	17.981258	15.05%	0	2010
	9.247507	15.629287	69.01%	0	2009
	19.959312	9.247507	-53.67%	0	2008
	15.843098	19.959312	25.98%	0	2007
	12.625657	15.843098	25.48%	0	2006
	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.031787	19.137481	6.13%	0	2010
	13.440017	18.031787	34.16%	0	2009
	23.026509	13.440017	-41.63%	0	2008
	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16..04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.019215	13.817559	6.13%	3,692	2010
	9.692944	13.019215	34.32%	3,495	2009
	16.610689	9.692944	-41.65%	33,363	2008
	14.698535	16.610689	13.01%	23,869	2007
	12.360206	14.698535	18.92%	11,334	2006
	11.463043	12.360206	7.83%	3,266	2005
	10.000000	11.463043	14.63%	1,546	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.134654	15.827809	11.98%	0	2010
	12.164656	14.134654	16.19%	0	2009
	11.699431	12.164656	3.98%	0	2008
	10.764143	11.699431	8.69%	0	2007
	9.743053	10.764143	10.48%	0	2006
	10.000000	9.743053	-2.57%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.299959	3.00%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.273901	12.74%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.079335	12.496153	12.79%	1,602	2010
	9.374696	11.079335	18.18%	1,619	2009
	16.690911	9.374696	-43.83%	1,640	2008
	15.260405	16.690911	9.37%	2,409	2007
	14.696550	15.260405	3.84%	2,423	2006
	13.824911	14.696550	6.30%	1,575	2005
	13.280420	13.824911	4.10%	929	2004
	10.000000	13.280420	32.80%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.848035	17.221681	15.99%	1,187	2010
	10.681376	14.848035	39.01%	1,303	2009
	20.636944	10.681376	-48.24%	1,484	2008
	19.070446	20.636944	8.21%	559	2007
	16.754692	19.070446	13.82%	673	2006
	15.661763	16.754692	6.98%	92	2005
	13.878517	15.661763	12.85%	0	2004
	10.000000	13.878517	38.79%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.797263	12.551668	6.39%	0	2010
	10.000000	11.797263	17.97%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.112862	15.996999	5.85%	0	2010
	12.292260	15.112862	22.95%	0	2009
	14.958403	12.292260	-17.82%	0	2008
	13.855599	14.958403	7.96%	0	2007
	12.817080	13.855599	8.10%	0	2006
	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.572410	18.318292	4.24%	842	2010
	12.292714	17.572410	42.95%	830	2009
	22.548081	12.292714	-45.48%	857	2008
	16.858184	22.548081	33.75%	755	2007
	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.194418	11.94%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.639681	26.488642	22.41%	0	2010
	12.343432	21.639681	75.31%	6,263	2009
	26.384213	12.343432	-53.22%	7,162	2008
	21.044995	26.384213	25.37%	3,175	2007
	14.652679	21.044995	43.63%	2,631	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.709265	38.810611	22.40%	0	2010
	18.087269	31.709265	75.31%	0	2009
	38.677089	18.087269	-53.24%	0	2008
	30.863370	38.677089	25.32%	0	2007
	21.498566	30.863370	43.56%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.112809	14.397616	9.80%	563	2010
	9.629378	13.112809	36.18%	563	2009
	15.608271	9.629378	-38.31%	876	2008
	14.361547	15.608271	8.68%	856	2007
	13.670234	14.361547	5.06%	542	2006
	13.396381	13.670234	2.04%	293	2005
	12.555586	13.396381	6.70%	293	2004
	10.000000	12.555586	25.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.990464	16.321966	8.88%	19,875	2010
	12.504566	14.990464	19.88%	24,081	2009
	18.991604	12.504566	-34.16%	5,806	2008
	18.031896	18.991604	5.32%	7,497	2007
	15.283513	18.031896	17.98%	7,597	2006
	14.662186	15.283513	4.24%	7,644	2005
	13.042944	14.662186	12.41%	4,767	2004
	10.000000	13.042944	30.43%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.691901	6.92%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.524150	11.390491	8.23%	0	2010
	8.557338	10.524150	22.98%	0	2009
	12.324554	8.557338	-31.83%	0	2008
	11.778750	12.324554	4.63%	0	2007
	10.895400	11.778750	8.11%	0	2006
	10.700815	10.895400	1.82%	0	2005
	10.000000	10.700815	7.01%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.769891	11.670683	19.46%	0	2010
	7.419065	9.769891	31.69%	0	2009
	14.148959	7.419065	-47.56%	0	2008
	14.004164	14.148959	1.03%	27,032	2007
	11.586254	14.004164	20.87%	18,868	2006
	10.000000	11.586254	15.86%	2,947	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.649687	9.946344	3.07%	9,493	2010
	8.697519	9.649687	10.95%	15,214	2009
	10.262231	8.697519	-15.25%	32,646	2008
	10.006105	10.262231	2.56%	35,461	2007
	9.808011	10.006105	2.02%	13,771	2006
	9.875283	9.808011	-0.68%	2,509	2005
	10.009117	9.875283	-1.34%	2,127	2004
	10.000000	10.009117	0.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.743628	12.580968	17.10%	0	2010
	8.939912	10.743628	20.18%	0	2009
	15.087693	8.939912	-40.75%	0	2008
	15.334216	15.087693	-1.61%	0	2007
	14.880759	15.334216	3.05%	0	2006
	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.662147	15.229701	20.28%	3,169	2010
	9.841068	12.662147	28.67%	3,282	2009
	16.600245	9.841068	-40.72%	3,716	2008
	15.758503	16.600245	5.34%	41,331	2007
	14.155819	15.758503	11.32%	24,399	2006
	13.530734	14.155819	4.62%	6,608	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.375076	13.708726	10.78%	12,358	2010
	10.000000	12.375076	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.983685	9.852092	9.67%	122,984	2010
	7.435416	8.983685	20.82%	87,106	2009
	10.815492	7.435416	-31.25%	78,291	2008
	10.409468	10.815492	3.90%	53,107	2007
	10.000000	10.409468	4.09%	1,411	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.148537	10.530616	3.76%	75,884	2010
	9.243153	10.148537	9.80%	43,932	2009
	10.475613	9.243153	-11.77%	36,970	2008
	10.391646	10.475613	0.81%	18,162	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.966894	10.860433	8.97%	3,753	2010
	7.189544	9.966894	38.63%	3,716	2009
	11.968200	7.189544	-39.93%	3,903	2008
	10.690610	11.968200	11.95%	3,527	2007
	10.000000	10.690610	6.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.306090	9.611252	15.71%	5,370	2010
	6.113361	8.306090	35.87%	5,496	2009
	11.194081	6.113361	-45.39%	8,894	2008
	10.219554	11.194081	9.54%	8,073	2007
	10.000000	10.219554	2.20%	3,827	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.566033	8.220211	8.65%	99,675	2010
	5.913455	7.566033	27.95%	54,367	2009
	9.752934	5.913455	-39.37%	43,956	2008
	10.000000	9.752934	-2.47%	11,162	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.124313	15.646779	10.78%	0	2010
	9.881625	14.124313	42.94%	0	2009
	14.017052	9.881625	-29.50%	0	2008
	13.884132	14.017052	0.96%	0	2007
	12.821551	13.884132	8.29%	0	2006
	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.441954	12.675948	10.78%	0	2010
	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	4,623	2008
	11.254436	11.365871	0.99%	4,929	2007
	10.393547	11.254436	8.28%	5,197	2006
	10.000000	10.393547	3.94%	5,484	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.609657	8.596188	12.96%	0	2010
	5.081534	7.609657	49.75%	0	2009
	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.825648	9.466608	20.97%	29,488	2010
	6.089368	7.825648	28.51%	48,277	2009
	10.000000	6.089368	-39.11%	54,979	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.997060	9.000180	12.54%	0	2010
	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.239626	9.986977	8.09%	38,717	2010
	7.876573	9.239626	17.31%	27,939	2009
	10.000000	7.876573	-21.23%	25,812	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.701376	9.574150	10.03%	309,796	2010
	7.158286	8.701376	21.56%	224,733	2009
	10.000000	7.158286	-28.42%	76,541	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.981148	10.436119	4.56%	15,073	2010
	9.020692	9.981148	10.65%	1,629	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.970926	9.781278	9.03%	44,504	2010
	7.514175	8.970926	19.39%	37,770	2009
	10.000000	7.514175	-24.86%	22,232	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.423079	9.343985	10.93%	51,316	2010
	6.797165	8.423079	23.92%	2,217	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.509979	10.151402	6.74%	71,181	2010
	8.254524	9.509979	15.21%	65,338	2009
	10.000000	8.254524	-17.45%	12,136	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.401215	10.873028	4.54%	12,933	2010
	9.783754	10.401215	6.31%	20,143	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.159301	11.811464	5.84%	0	2010
	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.643808	35.909657	13.48%	0	2010
	19.818913	31.643808	59.66%	0	2009
	48.122722	19.818913	-58.82%	0	2008
	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.014478	21.573303	13.46%	556	2010
	11.909007	19.014478	59.66%	556	2009
	28.870938	11.909007	-58.75%	556	2008
	20.277193	28.870938	42.38%	556	2007
	15.166512	20.277193	33.70%	556	2006
	11.692144	15.166512	29.72%	556	2005
	10.000000	11.692144	16.92%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.514011	11.811251	2.58%	21,267	2010
	11.453056	11.514011	0.53%	34,770	2009
	10.860299	11.453056	5.46%	40,722	2008
	10.353356	10.860299	4.90%	39,012	2007
	10.232910	10.353356	1.18%	16,057	2006
	10.121481	10.232910	1.10%	4,596	2005
	10.011977	10.121481	1.09%	2,271	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.881959	7.613657	10.63%	0	2010
	5.430308	6.881959	26.73%	0	2009
	10.000000	5.430308	-45.70%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.119311	8.537033	5.14%	0	2010
	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.730000	16.530524	12.22%	122,645	2010
	11.828083	14.730000	24.53%	171,041	2009
	19.130669	11.828083	-38.17%	130,519	2008
	18.444319	19.130669	3.72%	142,549	2007
	16.119705	18.444319	14.42%	153,435	2006
	15.254530	16.119705	5.67%	125,270	2005
	13.664970	15.254530	11.63%	59,574	2004
	10.000000	13.664970	36.65%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.476527	12.338344	7.51%	48,139	2010
	10.000000	11.476527	14.77%	15,785	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.032881	13.197581	9.68%	64,060	2010
	10.000000	12.032881	20.33%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.669859	12.098070	3.67%	1,445	2010
	10.927449	11.669859	6.79%	10,574	2009
	11.877231	10.927449	-8.00%	19,791	2008
	11.513806	11.877231	3.16%	19,791	2007
	11.077275	11.513806	3.94%	19,791	2006
	10.952061	11.077275	1.14%	19,791	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.304813	14.447136	8.59%	316,457	2010
	11.407345	13.304813	16.63%	432,255	2009
	15.171392	11.407345	-24.81%	430,079	2008
	14.668446	15.171392	3.43%	431,551	2007
	13.454683	14.668446	9.02%	407,745	2006
	13.045291	13.454683	3.14%	266,380	2005
	12.165025	13.045291	7.24%	47,934	2004
	10.000000	12.165025	21.65%	1,472	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.251599	15.743222	10.47%	336,208	2010
	11.702718	14.251599	21.78%	417,066	2009
	17.423574	11.702718	-32.83%	420,083	2008
	16.768061	17.423574	3.91%	400,651	2007
	14.952516	16.768061	12.14%	397,891	2006
	14.263556	14.952516	4.83%	299,086	2005
	12.997638	14.263556	9.74%	125,647	2004
	10.000000	12.997638	29.98%	58,664	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.556065	13.339394	6.24%	42,133	2010
	11.195205	12.556065	12.16%	35,431	2009
	13.460476	11.195205	-16.83%	42,596	2008
	12.989664	13.460476	3.62%	42,074	2007
	12.236824	12.989664	6.15%	46,261	2006
	11.961955	12.236824	2.30%	34,529	2005
	11.402220	11.961955	4.91%	9,347	2004
	10.000000	11.402220	14.02%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.718064	20.655840	23.55%	2,583	2010
	12.487012	16.718064	33.88%	2,713	2009
	20.075698	12.487012	-37.80%	2,635	2008
	19.067285	20.075698	5.29%	3,317	2007
	17.722533	19.067285	7.59%	1,647	2006
	16.147774	17.722533	9.75%	1,141	2005
	14.251954	16.147774	13.30%	0	2004
	10.000000	14.251954	42.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.050193	9.839155	-2.10%	92,745	2010
	10.261467	10.050193	-2.06%	154,297	2009
	10.270653	10.261467	-0.09%	3,988	2008
	10.012324	10.270653	2.58%	63,907	2007
	9.783288	10.012324	2.34%	4,189	2006
	9.732884	9.783288	0.52%	0	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.749549	12.720750	8.27%	6,722	2010
	9.649035	11.749549	21.77%	6,831	2009
	11.916606	9.649035	-19.03%	11,510	2008
	11.635476	11.916606	2.42%	9,498	2007
	11.335904	11.635476	2.64%	4,975	2006
	11.331349	11.335904	0.04%	5,232	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.045694	8.964302	11.42%	32,935	2010
	6.038060	8.045694	33.25%	45,371	2009
	10.000000	6.038060	-39.62%	47,958	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.104761	14.622772	3.67%	0	2010
	11.124651	14.104761	26.79%	0	2009
	21.232533	11.124651	-47.61%	0	2008
	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.013563	10.376995	3.63%	3,987	2010
	7.898878	10.013563	26.77%	3,802	2009
	15.068152	7.898878	-47.58%	18,447	2008
	14.988756	15.068152	0.53%	22,976	2007
	12.506971	14.988756	19.84%	10,076	2006
	11.426098	12.506971	9.46%	2,249	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.941252	8.968663	12.94%	14,743	2010
	6.270928	7.941252	26.64%	28,426	2009
	10.000000	6.270928	-37.29%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	3,636	2010
	6.259102	7.807353	24.74%	10,272	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.668251	9.494444	23.81%	18,820	2010
	6.181744	7.668251	24.05%	25,155	2009
	10.000000	6.181744	-38.18%	17,575	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.510135	9.967239	17.12%	18,944	2010
	6.662616	8.510135	27.73%	26,561	2009
	10.000000	6.662616	-33.37%	35,657	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.264231	13.796402	22.48%	445	2010
	9.046446	11.264231	24.52%	479	2009
	17.284612	9.046446	-47.66%	443	2008
	16.125427	17.284612	7.19%	954	2007
	15.993016	16.125427	0.83%	740	2006
	15.162120	15.993016	5.48%	751	2005
	13.685172	15.162120	10.79%	721	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.310202	20.195437	23.82%	0	2010
	13.236995	16.310202	23.22%	0	2009
	19.972748	13.236995	-33.72%	0	2008
	21.993626	19.972748	-9.19%	0	2007
	19.184190	21.993626	14.64%	0	2006
	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.125661	19.730922	22.36%	251	2010
	12.252934	16.125661	31.61%	270	2009
	20.303718	12.252934	-39.65%	3,995	2008
	20.356045	20.303718	-0.26%	3,139	2007
	18.605026	20.356045	9.41%	2,563	2006
	16.965887	18.605026	9.66%	323	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.101367	13.414038	10.85%	20,892	2010
	9.844944	12.101367	22.92%	33,601	2009
	17.223534	9.844944	-42.84%	40,233	2008
	16.307763	17.223534	5.62%	31,439	2007
	14.688209	16.307763	11.03%	16,947	2006
	14.015661	14.688209	4.80%	2,430	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.096102	9.019006	27.10%	530	2010
	5.553739	7.096102	27.77%	530	2009
	10.000000	5.553739	-44.46%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.280127	10.307783	0.27%	6,488	2010
	9.803617	10.280127	4.86%	6,046	2009
	10.000000	9.803617	-1.96%	2,564	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.228432	14.406263	8.90%	0	2010
	10.000000	13.228432	32.28%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.854703	13.656746	6.24%	31,858	2010
	10.000000	12.854703	28.55%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.851162	13.379897	4.11%	21,675	2010
	10.000000	12.851162	28.51%	35,563	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.168073	14.882969	13.02%	9,220	2010
	10.486221	13.168073	25.58%	9,326	2009
	17.061953	10.486221	-38.54%	11,958	2008
	17.896513	17.061953	-4.66%	28,300	2007
	15.818035	17.896513	13.14%	20,151	2006
	15.542219	15.818035	1.77%	9,888	2005
	13.558912	15.542219	14.63%	1,442	2004
	10.000000	13.558912	35.59%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.189109	13.803078	13.24%	0	2010
	8.932814	12.189109	36.45%	0	2009
	15.296455	8.932814	-41.60%	0	2008
	14.733733	15.296455	3.82%	0	2007
	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.609110	21.079535	13.28%	0	2010
	13.640261	18.609110	36.43%	0	2009
	23.351169	13.640261	-41.59%	0	2008
	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.462891	2.755262	11.87%	0	2010
	1.990023	2.462891	23.76%	0	2009
	9.512947	1.990023	-79.08%	0	2008
	10.000000	9.512947	-4.87%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.448825	3.864023	12.04%	0	2010
	2.796949	3.448825	23.31%	0	2009
	13.334551	2.796949	-79.02%	3,724	2008
	13.686348	13.334551	-2.57%	3,970	2007
	12.798301	13.686348	6.94%	5,128	2006
	12.815119	12.798301	-0.13%	5,770	2005
	12.038753	12.815119	6.45%	1,354	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.443640	14.110498	13.40%	25,484	2010
	9.930610	12.443640	25.31%	35,988	2009
	16.528218	9.930610	-39.92%	37,621	2008
	16.211670	16.528218	1.95%	32,264	2007
	14.428937	16.211670	12.36%	21,027	2006
	13.937408	14.428937	3.53%	5,111	2005
	13.043437	13.937408	6.85%	1,546	2004
	10.000000	13.043437	30.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.604042	20.003588	20.47%	522	2010
	12.390383	16.604042	34.01%	549	2009
	20.415374	12.390383	-39.31%	10,982	2008
	21.150187	20.415374	-3.47%	5,929	2007
	18.840893	21.150187	12.26%	3,388	2006
	17.539795	18.840893	7.42%	317	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.811888	11.576880	7.08%	0	2010
	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.890926	11.215134	2.98%	10,319	2010
	10.000000	10.890926	8.91%	14,029	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.929344	12.238418	11.98%	0	2010
	8.599969	10.929344	27.09%	0	2009
	14.330172	8.599969	-39.99%	0	2008
	15.580207	14.330172	-8.02%	0	2007
	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	0	2005
	12.250469	13.325915	8.78%	0	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.003146	15.083820	7.72%	0	2010
	11.476504	14.003146	22.02%	0	2009
	20.916125	11.476504	-45.13%	0	2008
	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.115285	15.510599	18.26%	0	2010
	8.173749	13.115285	60.46%	0	2009
	13.259772	8.173749	-38.36%	0	2008
	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	0	2006
	12.017602	12.435784	3.48%	0	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.487823	4.88%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.237153	10.709575	4.61%	238	2010
	9.559941	10.237153	7.08%	269	2009
	10.905234	9.559941	-12.34%	24,303	2008
	10.587907	10.905234	3.00%	31,972	2007
	10.442533	10.587907	1.39%	12,544	2006
	10.262197	10.442533	1.76%	2,860	2005
	10.072087	10.262197	1.89%	1,647	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.727894	19.046461	7.44%	0	2010
	13.917120	17.727894	27.38%	0	2009
	16.720479	13.917120	-16.77%	0	2008
	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.750002	17.50%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.783906	12.960734	9.99%	0	2010
	9.473117	11.783906	24.39%	3,182	2009
	15.574157	9.473117	-39.17%	3,182	2008
	14.469960	15.574157	7.63%	3,182	2007
	13.000804	14.469960	11.30%	3,182	2006
	12.210835	13.000804	6.47%	3,182	2005
	11.373375	12.210835	7.36%	0	2004
	10.000000	11.373375	13.73%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.509741	10.547471	10.91%	0	2010
	8.413434	9.509741	13.03%	0	2009
	12.123945	8.413434	-30.60%	0	2008
	11.511066	12.123945	5.32%	0	2007
	10.484505	11.511066	9.79%	0	2006
	10.200049	10.484505	2.79%	0	2005
	10.000000	10.200049	2.00%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.566927	25.67%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.712743	15.778157	24.11%	0	2010
	8.507010	12.712743	49.44%	0	2009
	14.835096	8.507010	-42.66%	0	2008
	13.316020	14.835096	11.41%	0	2007
	11.079855	13.316020	20.18%	0	2006
	10.651862	11.079855	4.02%	0	2005
	10.000000	10.651862	6.52%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.627521	12.184672	4.79%	0	2010
	10.604945	11.627521	9.64%	0	2009
	10.579500	10.604945	0.24%	0	2008
	10.177562	10.579500	3.95%	0	2007
	10.013128	10.177562	1.64%	0	2006
	10.036876	10.013128	-0.24%	0	2005
	10.000000	10.036876	0.37%	0	2004*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.154509	13.415576	10.38%	0	2010
	10.321322	12.154509	17.76%	0	2009
	17.786875	10.321322	-41.97%	0	2008
	17.337183	17.786875	2.59%	0	2007
	15.144788	17.337183	14.48%	0	2006
	14.796522	15.144788	2.35%	0	2005
	13.595858	14.796522	8.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.404316	21.558803	23.87%	0	2010
	12.468133	17.404316	39.59%	0	2009
	19.832168	12.468133	-37.13%	0	2008
	19.965371	19.832168	-0.67%	0	2007
	17.865579	19.965371	11.75%	0	2006
	17.121537	17.865579	4.35%	0	2005
	14.694707	17.121537	16.51%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.759923	12.096200	2.86%	0	2010
	10.904447	11.759923	7.85%	0	2009
	11.323944	10.904447	-3.70%	0	2008
	10.570546	11.323944	7.13%	0	2007
	10.633379	10.570546	-0.59%	0	2006
	10.699178	10.633379	-0.61%	0	2005
	10.333794	10.699178	3.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.351094	13.760909	11.41%	0	2010
	10.717595	12.351094	15.24%	0	2009
	16.781597	10.717595	-36.13%	0	2008
	17.227078	16.781597	-2.59%	0	2007
	15.070569	17.227078	14.31%	0	2006
	14.735099	15.070569	2.28%	0	2005
	13.376738	14.735099	10.15%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.743771	13.672148	16.42%	0	2010
	9.246206	11.743771	27.01%	0	2009
	12.517607	9.246206	-26.13%	0	2008
	13.112239	12.517607	-4.53%	0	2007
	11.145263	13.112239	17.65%	0	2006
	10.000000	11.145263	11.45%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.002530	12.891017	7.40%	0	2010
	10.000000	12.002530	20.03%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.296904	20.065456	23.12%	0	2010
	13.321224	16.296904	22.34%	0	2009
	19.706561	13.321224	-32.40%	0	2008
	20.274828	19.706561	-2.80%	0	2007
	18.109345	20.274828	11.96%	0	2006
	17.257706	18.109345	4.93%	0	2005
	14.469996	17.257706	19.27%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.776566	14.319483	12.08%	0	2010
	10.359253	12.776566	23.33%	0	2009
	16.891228	10.359253	-38.67%	0	2008
	16.443643	16.891228	2.72%	0	2007
	14.585941	16.443643	12.74%	0	2006
	14.272677	14.585941	2.19%	0	2005
	13.217847	14.272677	7.98%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.862524	14.479739	12.57%	925	2010
	10.754509	12.862524	19.60%	771	2009
	15.639524	10.754509	-31.24%	577	2008
	14.959996	15.639524	4.54%	576	2007
	13.155529	14.959996	13.72%	616	2006
	12.912068	13.155529	1.89%	891	2005
	12.591796	12.912068	2.54%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.128659	12.965369	28.01%	0	2010
	8.230704	10.128659	23.06%	0	2009
	13.517843	8.230704	-39.11%	0	2008
	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.454039	13.771667	10.58%	0	2010
	11.237033	12.454039	10.83%	0	2009
	16.328535	11.237033	-31.18%	0	2008
	15.221663	16.328535	7.27%	0	2007
	13.434856	15.221663	13.30%	0	2006
	13.500348	13.434856	-0.49%	0	2005
	12.881115	13.500348	4.81%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.322034	11.996204	5.95%	0	2010
	9.629755	11.322034	17.57%	0	2009
	10.645376	9.629755	-9.54%	0	2008
	10.348611	10.645376	2.87%	0	2007
	10.176471	10.348611	1.69%	0	2006
	10.297824	10.176471	-1.18%	0	2005
	10.185940	10.297824	1.10%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.750376	11.839105	10.13%	0	2010
	8.863343	10.750376	21.29%	0	2009
	12.104909	8.863343	-26.78%	0	2008
	11.411221	12.104909	6.08%	0	2007
	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.647943	11.912123	11.87%	0	2010
	8.465223	10.647943	25.78%	0	2009
	12.874364	8.465223	-34.25%	0	2008
	11.966082	12.874364	7.59%	0	2007
	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.401840	11.795751	13.40%	0	2010
	8.103739	10.401840	28.36%	0	2009
	13.395425	8.103739	-39.50%	0	2008
	12.325627	13.395425	8.68%	0	2007
	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.954374	16.270402	16.60%	0	2010
	9.663708	13.954374	44.40%	0	2009
	21.661696	9.663708	-55.39%	0	2008
	15.201743	21.661696	42.49%	0	2007
	13.321401	15.201743	14.12%	0	2006
	10.000000	13.321401	33.21%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.671706	14.249134	12.45%	0	2010
	9.970573	12.671706	27.09%	0	2009
	17.818898	9.970573	-44.04%	0	2008
	17.983758	17.818898	-0.92%	0	2007
	15.323812	17.983758	17.36%	0	2006
	14.833235	15.323812	3.31%	0	2005
	13.628173	14.833235	8.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.967217	14.504432	21.20%	0	2010
	9.557413	11.967217	25.21%	0	2009
	18.537976	9.557413	-48.44%	0	2008
	14.959285	18.537976	23.92%	0	2007
	14.344339	14.959285	4.29%	0	2006
	13.894056	14.344339	3.24%	0	2005
	13.769405	13.894056	0.91%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.533473	12.137372	5.24%	431	2010
	10.207763	11.533473	12.99%	0	2009
	10.806111	10.207763	-5.54%	0	2008
	10.611436	10.806111	1.83%	0	2007
	10.413201	10.611436	1.90%	0	2006
	10.443492	10.413201	-0.29%	0	2005
	10.243758	10.443492	1.95%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.139013	25.336905	25.81%	634	2010
	14.727075	20.139013	36.75%	542	2009
	24.922137	14.727075	-40.91%	413	2008
	22.085204	24.922137	12.85%	418	2007
	20.078761	22.085204	9.99%	459	2006
	17.386188	20.078761	15.49%	663	2005
	14.253575	17.386188	21.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.943204	18.706275	10.41%	0	2010
	13.718520	16.943204	23.51%	0	2009
	25.018905	13.718520	-45.17%	0	2008
	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	0	2005
	14.707983	16.307938	10.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.402947	12.589114	10.40%	0	2010
	9.234195	11.402947	23.49%	0	2009
	16.836394	9.234195	-45.15%	0	2008
	14.700399	16.836394	14.53%	0	2007
	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.853676	19.599000	23.62%	0	2010
	10.309761	15.853676	53.77%	0	2009
	21.630269	10.309761	-52.34%	0	2008
	20.967279	21.630269	3.16%	0	2007
	18.469952	20.967279	13.52%	0	2006
	18.427397	18.469952	0.23%	0	2005
	16.542802	18.427397	11.39%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.249637	11.300407	10.25%	0	2010
	7.724985	10.249637	32.68%	0	2009
	11.223320	7.724985	-31.17%	0	2008
	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.870931	15.194446	18.05%	880	2010
	11.209544	12.870931	14.82%	732	2009
	15.714970	11.209544	-28.67%	540	2008
	16.505853	15.714970	-4.79%	534	2007
	14.401495	16.505853	14.61%	571	2006
	14.229461	14.401495	1.21%	825	2005
	13.101116	14.229461	8.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.712457	20.968819	25.47%	83	2010
	13.224120	16.712457	26.38%	0	2009
	20.177183	13.224120	-34.46%	0	2008
	21.125864	20.177183	-4.49%	0	2007
	18.454862	21.125864	14.47%	0	2006
	17.339029	18.454862	6.44%	0	2005
	14.319472	17.339029	21.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.361041	9.020303	7.88%	0	2010
	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.592077	17.929300	14.99%	0	2010
	9.230195	15.592077	68.92%	0	2009
	19.932177	9.230195	-53.69%	0	2008
	15.829675	19.932177	25.92%	0	2007
	12.621376	15.829675	25.42%	0	2006
	10.000000	12.621376	26.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.968563	19.060655	6.08%	0	2010
	13.399730	17.968563	34.10%	0	2009
	22.969250	13.399730	-41.66%	0	2008
	20.333594	22.969250	12.96%	0	2007
	17.109780	20.333594	18.84%	0	2006
	15.870724	17.109780	7.81%	0	2005
	13.683872	15.870724	15.98%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.981636	13.770639	6.08%	666	2010
	9.669894	12.981636	34.25%	559	2009
	16.579664	9.669894	-41.68%	424	2008
	14.678609	16.579664	12.95%	430	2007
	12.349740	14.678609	18.86%	472	2006
	11.459180	12.349740	7.77%	682	2005
	10.000000	11.459180	14.59%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.101026	15.782097	11.92%	0	2010
	12.141911	14.101026	16.14%	0	2009
	11.683525	12.141911	3.92%	0	2008
	10.755033	11.683525	8.63%	0	2007
	9.739759	10.755033	10.42%	0	2006
	10.000000	9.739759	-2.60%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.299093	2.99%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.272959	12.73%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.040484	12.445987	12.73%	0	2010
	9.346595	11.040484	18.12%	0	2009
	16.649409	9.346595	-43.86%	0	2008
	15.230281	16.649409	9.32%	0	2007
	14.675018	15.230281	3.78%	0	2006
	13.811672	14.675018	6.25%	0	2005
	13.274481	13.811672	4.05%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.795947	17.152512	15.93%	0	2010
	10.649344	14.795947	38.94%	0	2009
	20.585603	10.649344	-48.27%	0	2008
	19.032778	20.585603	8.16%	0	2007
	16.730117	19.032778	13.76%	0	2006
	15.646757	16.730117	6.92%	0	2005
	13.872301	15.646757	12.79%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.793245	12.540990	6.34%	0	2010
	10.000000	11.793245	17.93%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.059825	15.932725	5.80%	0	2010
	12.255381	15.059825	22.88%	0	2009
	14.921164	12.255381	-17.87%	0	2008
	13.828220	14.921164	7.90%	0	2007
	12.798270	13.828220	8.05%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.510807	18.244750	4.19%	0	2010
	12.255874	17.510807	42.88%	0	2009
	22.492026	12.255874	-45.51%	0	2008
	16.824912	22.492026	33.68%	0	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.190641	11.91%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.577156	26.398617	22.35%	0	2010
	12.314057	21.577156	75.22%	0	2009
	26.334937	12.314057	-53.24%	0	2008
	21.016482	26.334937	25.31%	0	2007
	14.640276	21.016482	43.55%	0	2006
	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.598080	38.654799	22.33%	0	2010
	18.033045	31.598080	75.22%	0	2009
	38.580923	18.033045	-53.26%	0	2008
	30.802441	38.580923	25.25%	0	2007
	21.467056	30.802441	43.49%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.066790	14.339761	9.74%	0	2010
	9.600491	13.066790	36.11%	0	2009
	15.569415	9.600491	-38.34%	0	2008
	14.333162	15.569415	8.63%	0	2007
	13.650173	14.333162	5.00%	0	2006
	13.383547	13.650173	1.99%	0	2005
	12.549972	13.383547	6.64%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.937872	16.256404	8.83%	241	2010
	12.467076	14.937872	19.82%	0	2009
	18.944360	12.467076	-34.19%	0	2008
	17.996291	18.944360	5.27%	0	2007
	15.261111	17.996291	17.92%	0	2006
	14.648152	15.261111	4.18%	0	2005
	13.037116	14.648152	12.36%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.688282	6.88%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.493977	11.352054	8.18%	0	2010
	8.537163	10.493977	22.92%	0	2009
	12.301778	8.537163	-31.87%	0	2008
	11.763011	12.301778	4.58%	0	2007
	10.886382	11.763011	8.05%	0	2006
	10.697402	10.886382	1.77%	0	2005
	10.000000	10.697402	6.97%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.746627	11.636945	19.39%	0	2010
	7.405161	9.746627	31.62%	0	2009
	14.129674	7.405161	-47.59%	0	2008
	13.992279	14.129674	0.98%	0	2007
	11.582327	13.992279	20.81%	0	2006
	10.000000	11.582327	15.82%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.615846	9.906396	3.02%	308	2010
	8.671443	9.615846	10.89%	0	2009
	10.236686	8.671443	-15.29%	0	2008
	9.986333	10.236686	2.51%	0	2007
	9.793625	9.986333	1.97%	0	2006
	9.865822	9.793625	-0.73%	0	2005
	10.004642	9.865822	-1.39%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.705927	12.530438	17.04%	0	2010
	8.913097	10.705927	20.11%	0	2009
	15.050165	8.913097	-40.78%	0	2008
	15.303930	15.050165	-1.66%	0	2007
	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.619090	15.170175	20.22%	0	2010
	9.812617	12.619090	28.60%	0	2009
	16.560730	9.812617	-40.75%	0	2008
	15.729072	16.560730	5.29%	0	2007
	14.136584	15.729072	11.27%	0	2006
	13.519222	14.136584	4.57%	0	2005
	12.196540	13.519222	10.84%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.370863	13.697071	10.72%	0	2010
	10.000000	12.370863	23.71%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.966848	9.828613	9.61%	75,753	2010
	7.425270	8.966848	20.76%	62,841	2009
	10.806270	7.425270	-31.29%	25,337	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.129525	10.505524	3.71%	64,033	2010
	9.230548	10.129525	9.74%	52,614	2009
	10.466687	9.230548	-11.81%	19,914	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.948218	10.834550	8.91%	0	2010
	7.179740	9.948218	38.56%	0	2009
	11.957998	7.179740	-39.96%	0	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.290539	9.588362	15.65%	0	2010
	6.105029	8.290539	35.80%	0	2009
	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.555705	8.204802	8.59%	92,628	2010
	5.908398	7.555705	27.88%	75,613	2009
	9.749596	5.908398	-39.40%	30,235	2008
	10.000000	9.749596	-2.50%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.074796	15.583969	10.72%	0	2010
	9.851999	14.074796	42.86%	0	2009
	13.982184	9.851999	-29.54%	0	2008
	13.856713	13.982184	0.91%	0	2007
	12.802753	13.856713	8.23%	0	2006
	12.779081	12.802753	0.19%	0	2005
	11.862127	12.779081	7.73%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.414715	12.639318	10.73%	0	2010
	7.985550	11.414715	42.94%	0	2009
	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.603174	8.584485	12.91%	0	2010
	5.079792	7.603174	49.67%	0	2009
	10.000000	5.079792	-49.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.818986	9.453736	20.91%	369	2010
	6.087288	7.818986	28.45%	0	2009
	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.990243	8.987924	12.49%	0	2010
	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.231775	9.973398	8.03%	220,411	2010
	7.873896	9.231775	17.25%	183,355	2009
	10.000000	7.873896	-21.26%	1,222	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.693971	9.561116	9.97%	22,271	2010
	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.972650	10.421908	4.50%	14,643	2010
	9.017623	9.972650	10.59%	462	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.963277	9.767952	8.98%	30,886	2010
	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.415919	9.331274	10.88%	0	2010
	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.501879	10.137580	6.69%	103,728	2010
	8.251709	9.501879	15.15%	5,712	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.392365	10.858224	4.48%	321	2010
	9.780422	10.392365	6.26%	0	2009
	10.000000	9.780422	-2.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.149811	11.795397	5.79%	0	2010
	9.786216	11.149811	13.93%	0	2009
	10.000000	9.786216	-2.14%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.532852	35.765494	13.42%	0	2010
	19.759512	31.532852	59.58%	0	2009
	48.003108	19.759512	-58.84%	0	2008
	33.791817	48.003108	42.06%	0	2007
	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.959530	21.499990	13.40%	526	2010
	11.880662	18.959530	59.58%	456	2009
	28.817018	11.880662	-58.77%	356	2008
	20.249698	28.817018	42.31%	376	2007
	15.153663	20.249698	33.63%	433	2006
	11.688190	15.153663	29.65%	626	2005
	10.000000	11.688190	16.88%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.473635	11.763830	2.53%	296	2010
	11.418724	11.473635	0.48%	0	2009
	10.833282	11.418724	5.40%	0	2008
	10.332904	10.833282	4.84%	0	2007
	10.217896	10.332904	1.13%	0	2006
	10.111774	10.217896	1.05%	0	2005
	10.007485	10.111774	1.04%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.876080	7.603263	10.58%	0	2010
	5.428443	6.876080	26.67%	0	2009
	10.000000	5.428443	-45.72%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.104100	8.516680	5.09%	0	2010
	6.439806	8.104100	25.84%	0	2009
	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.678362	16.464175	12.17%	0	2010
	11.792638	14.678362	24.47%	0	2009
	19.083119	11.792638	-38.20%	0	2008
	18.407926	19.083119	3.67%	0	2007
	16.096090	18.407926	14.36%	0	2006
	15.239947	16.096090	5.62%	20,397	2005
	13.658870	15.239947	11.58%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.472614	12.327843	7.45%	234,118	2010
	10.000000	11.472614	14.73%	41,983	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.028785	13.186361	9.62%	51,178	2010
	10.000000	12.028785	20.29%	16,395	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.628939	12.049500	3.62%	21,241	2010
	10.894700	11.628939	6.74%	0	2009
	11.847685	10.894700	-8.04%	0	2008
	11.491072	11.847685	3.10%	0	2007
	11.061038	11.491072	3.89%	2,752	2006
	10.941575	11.061038	1.09%	2,921	2005
	10.684865	10.941575	2.40%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.258157	14.389123	8.53%	92,243	2010
	11.373158	13.258157	16.57%	84,587	2009
	15.133667	11.373158	-24.85%	77,995	2008
	14.639493	15.133667	3.38%	26,523	2007
	13.434960	14.639493	8.97%	27,194	2006
	13.032810	13.434960	3.09%	30,971	2005
	12.159586	13.032810	7.18%	4,327	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.201595	15.679972	10.41%	2,124	2010
	11.667610	14.201595	21.72%	2,936	2009
	17.380205	11.667610	-32.87%	3,367	2008
	16.734925	17.380205	3.86%	22,787	2007
	14.930572	16.734925	12.08%	22,876	2006
	14.249883	14.930572	4.78%	25,489	2005
	12.991820	14.249883	9.68%	6,675	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.512027	13.285812	6.18%	113,123	2010
	11.161635	12.512027	12.10%	93,695	2009
	13.426978	11.161635	-16.87%	56,946	2008
	12.963992	13.426978	3.57%	2,180	2007
	12.218869	12.963992	6.10%	2,180	2006
	11.950488	12.218869	2.25%	2,293	2005
	11.397119	11.950488	4.86%	2,293	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.659428	20.572894	23.49%	0	2010
	12.449566	16.659428	33.82%	0	2009
	20.025742	12.449566	-37.83%	0	2008
	19.029607	20.025742	5.23%	0	2007
	17.696534	19.029607	7.53%	0	2006
	16.132305	17.696534	9.70%	0	2005
	14.245585	16.132305	13.24%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.014756	9.799448	-2.15%	0	2010
	10.230509	10.014756	-2.11%	0	2009
	10.244899	10.230509	-0.14%	0	2008
	9.992347	10.244899	2.53%	0	2007
	9.768744	9.992347	2.29%	0	2006
	9.723367	9.768744	0.47%	0	2005
	9.857035	9.723367	-1.36%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.708373	12.669703	8.21%	0	2010
	9.620128	11.708373	21.71%	0	2009
	11.886963	9.620128	-19.07%	0	2008
	11.612491	11.886963	2.36%	0	2007
	11.319271	11.612491	2.59%	0	2006
	11.320492	11.319271	-0.01%	0	2005
	10.859641	11.320492	4.24%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.038841	8.952102	11.36%	292	2010
	6.035998	8.038841	33.18%	0	2009
	10.000000	6.035998	-39.64%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.056808	14.565624	3.62%	0	2010
	11.092494	14.056808	26.72%	0	2009
	21.181995	11.092494	-47.63%	0	2008
	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.984650	10.341747	3.58%	0	2010
	7.880097	9.984650	26.71%	0	2009
	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	0	2007
	12.496392	14.968461	19.78%	0	2006
	11.422247	12.496392	9.40%	0	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.934473	8.956444	12.88%	146	2010
	6.268781	7.934473	26.57%	0	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.800703	8.606015	10.32%	0	2010
	6.256962	7.800703	24.67%	0	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.661708	9.481495	23.75%	184	2010
	6.179627	7.661708	23.98%	0	2009
	10.000000	6.179627	-38.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.502885	9.953671	17.06%	131	2010
	6.660337	8.502885	27.66%	0	2009
	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.224708	13.740977	22.42%	0	2010
	9.019312	11.224708	24.45%	0	2009
	17.241595	9.019312	-47.69%	0	2008
	16.093557	17.241595	7.13%	0	2007
	15.969547	16.093557	0.78%	0	2006
	15.147588	15.969547	5.43%	0	2005
	13.679047	15.147588	10.74%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.253001	20.114343	23.76%	0	2010
	13.197321	16.253001	23.15%	0	2009
	19.923089	13.197321	-33.76%	0	2008
	21.950219	19.923089	-9.24%	0	2007
	19.156088	21.950219	14.59%	0	2006
	19.046007	19.156088	0.58%	0	2005
	16.636732	19.046007	14.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.069084	19.651678	22.29%	489	2010
	12.216178	16.069084	31.54%	409	2009
	20.253200	12.216178	-39.68%	299	2008
	20.315831	20.253200	-0.31%	293	2007
	18.577749	20.315831	9.36%	317	2006
	16.949645	18.577749	9.61%	457	2005
	14.582719	16.949645	16.23%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.058938	13.360187	10.79%	261	2010
	9.815428	12.058938	22.86%	0	2009
	17.180693	9.815428	-42.87%	0	2008
	16.275551	17.180693	5.56%	0	2007
	14.666668	16.275551	10.97%	0	2006
	14.002235	14.666668	4.75%	0	2005
	13.064320	14.002235	7.18%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.090025	9.006700	27.03%	0	2010
	5.551826	7.090025	27.71%	0	2009
	10.000000	5.551826	-44.48%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.271377	10.293761	0.22%	0	2010
	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.223924	14.394006	8.85%	0	2010
	10.000000	13.223924	32.24%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.850326	13.645142	6.19%	1,015	2010
	10.000000	12.850326	28.50%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.846780	13.368509	4.06%	228	2010
	10.000000	12.846780	28.47%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.121885	14.823207	12.97%	59	2010
	10.454779	13.121885	25.51%	0	2009
	17.019524	10.454779	-38.57%	0	2008
	17.861184	17.019524	-4.71%	0	2007
	15.794855	17.861184	13.08%	0	2006
	15.527344	15.794855	1.72%	0	2005
	13.552853	15.527344	14.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.153910	13.756194	13.18%	686	2010
	8.911568	12.153910	36.38%	578	2009
	15.267879	8.911568	-41.63%	433	2008
	14.713762	15.267879	3.77%	431	2007
	12.807689	14.713762	14.88%	472	2006
	11.476139	12.807689	11.60%	682	2005
	10.000000	11.476139	14.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.543844	20.994898	13.22%	0	2010
	13.599359	18.543844	36.36%	0	2009
	23.293079	13.599359	-41.62%	0	2008
	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.459543	2.750109	11.81%	0	2010
	1.988324	2.459543	23.70%	0	2009
	9.509700	1.988324	-79.09%	0	2008
	10.000000	9.509700	-4.90%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.436695	3.848460	11.98%	0	2010
	2.788556	3.436695	23.24%	0	2009
	13.301392	2.788556	-79.04%	0	2008
	13.659323	13.301392	-2.62%	0	2007
	12.779535	13.659323	6.88%	0	2006
	12.802848	12.779535	-0.18%	0	2005
	12.033375	12.802848	6.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.400019	14.053857	13.34%	248	2010
	9.900851	12.400019	25.24%	0	2009
	16.487121	9.900851	-39.95%	0	2008
	16.179663	16.487121	1.90%	0	2007
	14.407783	16.179663	12.30%	0	2006
	13.924063	14.407783	3.47%	0	2005
	13.037602	13.924063	6.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.545827	19.923293	20.41%	0	2010
	12.353254	16.545827	33.94%	0	2009
	20.364636	12.353254	-39.34%	0	2008
	21.108468	20.364636	-3.52%	0	2007
	18.813314	21.108468	12.20%	0	2006
	17.523041	18.813314	7.36%	0	2005
	15.025969	17.523041	16.62%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.808196	11.567017	7.02%	0	2010
	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.887208	11.205585	2.92%	117	2010
	10.000000	10.887208	8.87%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.892182	12.190586	11.92%	0	2010
	8.575104	10.892182	27.02%	0	2009
	14.296059	8.575104	-40.02%	0	2008
	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	0	2005
	12.246297	13.314578	8.72%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.955510	15.024848	7.66%	0	2010
	11.443318	13.955510	21.95%	0	2009
	20.866336	11.443318	-45.16%	0	2008
	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.070650	15.449926	18.20%	0	2010
	8.150088	13.070650	60.37%	0	2009
	13.228163	8.150088	-38.39%	0	2008
	12.813104	13.228163	3.24%	0	2007
	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005
	11.683193	12.007364	2.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.484270	4.84%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202356	10.667727	4.56%	0	2010
	9.532302	10.202356	7.03%	0	2009
	10.879266	9.532302	-12.38%	0	2008
	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.664608	18.968783	7.38%	0	2010
	13.874525	17.664608	27.32%	0	2009
	16.677832	13.874525	-16.81%	0	2008
	16.021737	16.677832	4.10%	0	2007
	14.776404	16.021737	8.43%	0	2006
	13.465936	14.776404	9.73%	0	2005
	12.501729	13.465936	7.71%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.746033	17.46%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.745553	12.911957	9.93%	0	2010
	9.447121	11.745553	24.33%	0	2009
	15.539366	9.447121	-39.21%	0	2008
	14.445050	15.539366	7.58%	0	2007
	12.985041	14.445050	11.24%	0	2006
	12.202251	12.985041	6.42%	0	2005
	11.371187	12.202251	7.31%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.484834	10.514481	10.86%	0	2010
	8.395704	9.484834	12.97%	0	2009
	12.104599	8.395704	-30.64%	0	2008
	11.498600	12.104599	5.27%	0	2007
	10.478490	11.498600	9.74%	0	2006
	10.199393	10.478490	2.74%	0	2005
	10.000000	10.199393	1.99%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.563982	25.64%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.679469	15.728823	24.05%	0	2010
	8.489079	12.679469	49.36%	0	2009
	14.811419	8.489079	-42.69%	0	2008
	13.301600	14.811419	11.35%	0	2007
	11.073498	13.301600	20.12%	0	2006
	10.651178	11.073498	3.97%	0	2005
	10.000000	10.651178	6.51%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.597113	12.146598	4.74%	0	2010
	10.582616	11.597113	9.59%	0	2009
	10.562620	10.582616	0.19%	0	2008
	10.166544	10.562620	3.90%	0	2007
	10.007386	10.166544	1.59%	0	2006
	10.036232	10.007386	-0.29%	0	2005
	10.000000	10.036232	0.36%	0	2004*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.111837	13.361659	10.32%	0	2010
	10.290345	12.111837	17.70%	0	2009
	17.742577	10.290345	-42.00%	0	2008
	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.343216	21.472153	23.81%	1,555	2010
	12.430721	17.343216	39.52%	1,817	2009
	19.782804	12.430721	-37.16%	0	2008
	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.717924	12.046846	2.81%	0	2010
	10.871059	11.717924	7.79%	35	2009
	11.295044	10.871059	-3.75%	37	2008
	10.548990	11.295044	7.07%	39	2007
	10.617105	10.548990	-0.64%	41	2006
	10.688249	10.617105	-0.67%	43	2005
	10.328516	10.688249	3.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.307762	13.705626	11.36%	0	2010
	10.685450	12.307762	15.18%	0	2009
	16.739842	10.685450	-36.17%	0	2008
	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.715784	13.632612	16.36%	401	2010
	9.228892	11.715784	26.95%	3,809	2009
	12.500560	9.228892	-26.17%	401	2008
	13.101121	12.500560	-4.58%	401	2007
	11.141491	13.101121	17.59%	401	2006
	10.000000	11.141491	11.41%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.998434	12.880041	7.35%	844	2010
	10.000000	11.998434	19.98%	1,810	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.239741	19.984863	23.06%	2,620	2010
	13.281286	16.239741	22.28%	21	2009
	19.657546	13.281286	-32.44%	21	2008
	20.234801	19.657546	-2.85%	48	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	46	2005
	14.463524	17.241182	19.20%	97	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.731742	14.261960	12.02%	1	2010
	10.328190	12.731742	23.27%	1	2009
	16.849197	10.328190	-38.70%	266	2008
	16.411152	16.849197	2.67%	9,401	2007
	14.564544	16.411152	12.68%	9,312	2006
	14.259003	14.564544	2.14%	10,499	2005
	13.211949	14.259003	7.93%	1,147	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.817388	14.421564	12.52%	0	2010
	10.722248	12.817388	19.54%	0	2009
	15.600591	10.722248	-31.27%	0	2008
	14.930425	15.600591	4.49%	0	2007
	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.093087	12.913240	27.94%	0	2010
	8.205994	10.093087	23.00%	0	2009
	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.410350	13.716347	10.52%	0	2010
	11.203339	12.410350	10.77%	0	2009
	16.287932	11.203339	-31.22%	0	2008
	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.282294	11.947988	5.90%	362	2010
	9.600863	11.282294	17.51%	353	2009
	10.618872	9.600863	-9.59%	402	2008
	10.328144	10.618872	2.81%	480	2007
	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.724769	11.804893	10.07%	12,912	2010
	8.846750	10.724769	21.23%	12,912	2009
	12.088438	8.846750	-26.82%	12,912	2008
	11.401552	12.088438	6.02%	12,912	2007
	10.638142	11.401552	7.18%	12,912	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.622572	11.877674	11.82%	8,738	2010
	8.449381	10.622572	25.72%	8,984	2009
	12.856848	8.449381	-34.28%	9,083	2008
	11.955939	12.856848	7.54%	9,556	2007
	10.943211	11.955939	9.25%	9,658	2006
	10.000000	10.943211	9.43%	922	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.377045	11.761641	13.34%	0	2010
	8.088554	10.377045	28.29%	0	2009
	13.377180	8.088554	-39.53%	0	2008
	12.315172	13.377180	8.62%	0	2007
	11.150275	12.315172	10.45%	0	2006

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.921125	16.223362	16.54%	481	2010
	9.645606	13.921125	44.33%	1,123	2009
	21.632225	9.645606	-55.41%	3,537	2008
	15.188855	21.632225	42.42%	6,117	2007
	13.316891	15.188855	14.06%	6,016	2006
	10.000000	13.316891	33.17%	5,802	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.627209	14.191850	12.39%	0	2010
	9.940652	12.627209	27.03%	440	2009
	17.774541	9.940652	-44.07%	0	2008
	17.948222	17.774541	-0.97%	403	2007
	15.301338	17.948222	17.30%	1,470	2006
	14.819023	15.301338	3.25%	1,470	2005
	13.622069	14.819023	8.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.925214	14.446158	21.14%	0	2010
	9.528748	11.925214	25.15%	0	2009
	18.491861	9.528748	-48.47%	0	2008
	14.929730	18.491861	23.86%	0	2007
	14.323296	14.929730	4.23%	0	2006
	13.880736	14.323296	3.19%	359	2005
	13.763249	13.880736	0.85%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.493027	12.088622	5.18%	123,799	2010
	10.177160	11.493027	12.93%	187,133	2009
	10.779227	10.177160	-5.59%	179,583	2008
	10.590479	10.779227	1.78%	208,255	2007
	10.397935	10.590479	1.85%	106,877	2006
	10.433491	10.397935	-0.34%	2,545	2005
	10.239169	10.433491	1.90%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.068370	25.235136	25.75%	4,110	2010
	14.682911	20.068370	36.68%	7,609	2009
	24.860134	14.682911	-40.94%	7,734	2008
	22.041575	24.860134	12.79%	8,736	2007
	20.049309	22.041575	9.94%	6,656	2006
	17.369523	20.049309	15.43%	5,013	2005
	14.247191	17.369523	21.92%	1,011	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.883760	18.631126	10.35%	0	2010
	13.677383	16.883760	23.44%	0	2009
	24.956671	13.677383	-45.20%	0	2008
	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.369970	12.546297	10.35%	221	2010
	9.212193	11.369970	23.42%	214	2009
	16.804895	9.212193	-45.18%	201	2008
	14.680445	16.804895	14.47%	1,589	2007
	12.740304	14.680445	15.23%	514	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.798048	19.520264	23.56%	0	2010
	10.278836	15.798048	53.69%	0	2009
	21.576474	10.278836	-52.36%	0	2008
	20.925880	21.576474	3.11%	0	2007
	18.442873	20.925880	13.46%	0	2006
	18.409756	18.442873	0.18%	0	2005
	16.535416	18.409756	11.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.230415	11.273453	10.20%	3,273	2010
	7.714445	10.230415	32.61%	420	2009
	11.213757	7.714445	-31.21%	420	2008
	11.052167	11.213757	1.46%	420	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.825770	15.133402	17.99%	12,593	2010
	11.175941	12.825770	14.76%	15,108	2009
	15.675886	11.175941	-28.71%	15,592	2008
	16.473253	15.675886	-4.84%	16,253	2007
	14.380383	16.473253	14.55%	18,950	2006
	14.215839	14.380383	1.16%	18,021	2005
	13.095257	14.215839	8.56%	10,131	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.653826	20.884584	25.40%	22,576	2010
	13.184473	16.653826	26.31%	33,970	2009
	20.127009	13.184473	-34.49%	3,405	2008
	21.084166	20.127009	-4.54%	207	2007
	18.427835	21.084166	14.41%	59	2006
	17.322439	18.427835	6.38%	91	2005
	14.313081	17.322439	21.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.353912	9.008016	7.83%	0	2010
	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.554941	17.877473	14.93%	0	2010
	9.212922	15.554941	68.84%	0	2009
	19.905068	9.212922	-53.72%	1,788	2008
	15.816268	19.905068	25.85%	3,334	2007
	12.617120	15.816268	25.36%	3,654	2006
	10.000000	12.617120	26.17%	3,659	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.905527	18.984086	6.02%	0	2010
	13.359553	17.905527	34.03%	0	2009
	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.944119	13.723835	6.02%	1,307	2010
	9.646873	12.944119	34.18%	2,408	2009
	16.548671	9.646873	-41.71%	76,017	2008
	14.658705	16.548671	12.89%	38,469	2007
	12.339275	14.658705	18.80%	29,315	2006
	11.455300	12.339275	7.72%	2,714	2005
	10.000000	11.455300	14.55%	1,451	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.067416	15.736437	11.86%	0	2010
	12.119161	14.067416	16.08%	0	2009
	11.667598	12.119161	3.87%	0	2008
	10.745897	11.667598	8.58%	0	2007
	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.298226	2.98%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.272012	12.72%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.001725	12.395958	12.67%	3,118	2010
	9.318547	11.001725	18.06%	0	2009
	16.607953	9.318547	-43.89%	0	2008
	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.744016	17.083589	15.87%	0	2010
	10.617398	14.744016	38.87%	0	2009
	20.534379	10.617398	-48.29%	0	2008
	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.789219	12.530308	6.29%	881	2010
	10.000000	11.789219	17.89%	1,852	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.007039	15.868770	5.74%	0	2010
	12.218661	15.007039	22.82%	0	2009
	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.449390	18.171475	4.14%	613	2010
	12.219126	17.449390	42.80%	614	2009
	22.436096	12.219126	-45.54%	614	2008
	16.791689	22.436096	33.61%	107	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.186842	11.87%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.514843	26.308968	22.28%	841	2010
	12.284764	21.514843	75.13%	3,595	2009
	26.285757	12.284764	-53.26%	3,537	2008
	20.988007	26.285757	25.24%	2,002	2007
	14.627892	20.988007	43.48%	13,102	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.487235	38.499555	22.27%	0	2010
	17.978972	31.487235	75.13%	0	2009
	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.020922	14.282139	9.69%	0	2010
	9.571679	13.020922	36.04%	0	2009
	15.530665	9.571679	-38.37%	0	2008
	14.304834	15.530665	8.57%	0	2007
	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.885481	16.191113	8.77%	70,038	2010
	12.429695	14.885481	19.76%	81,573	2009
	18.897248	12.429695	-34.22%	3,502	2008
	17.960754	18.897248	5.21%	3,615	2007
	15.238732	17.960754	17.86%	3,052	2006
	14.634123	15.238732	4.13%	1,956	2005
	13.031295	14.634123	12.30%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.463825	11.313651	8.12%	2,604	2010
	8.516982	10.463825	22.86%	2,716	2009
	12.278992	8.516982	-31.90%	2,723	2008
	11.747266	12.278992	4.53%	2,727	2007
	10.877363	11.747266	8.00%	2,732	2006
	10.694003	10.877363	1.71%	2,738	2005
	10.000000	10.694003	6.94%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.723385	11.603282	19.33%	0	2010
	7.391291	9.723385	31.55%	0	2009
	14.110450	7.391291	-47.62%	393	2008
	13.980419	14.110450	0.93%	81,834	2007
	11.578406	13.980419	20.75%	63,141	2006
	10.000000	11.578406	15.78%	1,653	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.582086	9.866572	2.97%	88,835	2010
	8.645410	9.582086	10.83%	134,225	2009
	10.211189	8.645410	-15.33%	216,816	2008
	9.966578	10.211189	2.45%	227,120	2007
	9.779236	9.966578	1.92%	128,685	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.668371	12.480109	16.98%	0	2010
	8.886377	10.668371	20.05%	0	2009
	15.012718	8.886377	-40.81%	0	2008
	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.576121	15.110806	20.15%	666	2010
	9.784205	12.576121	28.53%	971	2009
	16.521247	9.784205	-40.78%	915	2008
	15.699644	16.521247	5.23%	131,649	2007
	14.117328	15.699644	11.21%	93,676	2006
	13.507699	14.117328	4.51%	3,055	2005
	12.192378	13.507699	10.79%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.366653	13.685425	10.66%	1,296	2010
	10.000000	12.366653	23.67%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.950048	9.805182	9.55%	26,066	2010
	7.415149	8.950048	20.70%	19,232	2009
	10.797061	7.415149	-31.32%	18,264	2008
	10.402421	10.797061	3.79%	14,626	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.110557	10.480500	3.66%	38,697	2010
	9.217980	10.110557	9.68%	32,517	2009
	10.457773	9.217980	-11.86%	19,262	2008
	10.384612	10.457773	0.70%	15,828	2007
	10.000000	10.384612	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.929560	10.808710	8.85%	470	2010
	7.169940	9.929560	38.49%	491	2009
	11.947796	7.169940	-39.99%	505	2008
	10.683364	11.947796	11.84%	1,140	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.274989	9.565490	15.60%	24,110	2010
	6.096694	8.274989	35.73%	24,840	2009
	11.175007	6.096694	-45.44%	5,295	2008
	10.212629	11.175007	9.42%	6,512	2007
	10.000000	10.212629	2.13%	2,592	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	53,795	2010
	5.903354	7.545396	27.82%	44,875	2009
	9.746269	5.903354	-39.43%	19,326	2008
	10.000000	9.746269	-2.54%	15,772	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.025416	15.521371	10.67%	0	2010
	9.822458	14.025416	42.79%	0	2009
	13.947395	9.822458	-29.57%	0	2008
	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	10.67%	0	2010
	7.970615	11.387549	42.87%	2,076	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.596686	8.572783	12.85%	0	2010
	5.078051	7.596686	49.60%	0	2009
	10.000000	5.078051	-49.22%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.812308	9.440831	20.85%	105,451	2010
	6.085201	7.812308	28.38%	172,800	2009
	10.000000	6.085201	-39.15%	196,350	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	246,349	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	26,673	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	32,570	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	207,978	2010
	7.509050	8.955653	19.26%	10,892	2009
	10.000000	7.509050	-24.91%	10,892	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	1,698	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.383519	10.843428	4.43%	84,375	2010
	9.777090	10.383519	6.20%	130,973	2009
	10.000000	9.777090	-2.23%	4,121	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.140309	11.779323	5.74%	0	2010
	9.782878	11.140309	13.88%	2,040	2009
	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.422233	35.621849	13.37%	0	2010
	19.700259	31.422233	59.50%	0	2009
	47.883735	19.700259	-58.86%	0	2008
	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.904761	21.426956	13.34%	361	2010
	11.852392	18.904761	59.50%	361	2009
	28.763191	11.852392	-58.79%	1,565	2008
	20.222258	28.763191	42.24%	2,346	2007
	15.140838	20.222258	33.56%	2,318	2006
	11.684242	15.140838	29.58%	1,939	2005
	10.000000	11.684242	16.84%	73	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.433372	11.716553	2.48%	96,200	2010
	11.384473	11.433372	0.43%	165,114	2009
	10.806310	11.384473	5.35%	192,910	2008
	10.312477	10.806310	4.79%	199,606	2007
	10.202901	10.312477	1.07%	111,593	2006
	10.102083	10.202901	1.00%	3,431	2005
	10.003007	10.102083	0.99%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.870228	7.592916	10.52%	591	2010
	5.426594	6.870228	26.60%	597	2009
	10.000000	5.426594	-45.73%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.088902	8.496374	5.04%	0	2010
	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	98	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.626875	16.398041	12.11%	22,551	2010
	11.757277	14.626875	24.41%	51,689	2009
	19.035645	11.757277	-38.24%	55,528	2008
	18.371568	19.035645	3.61%	57,656	2007
	16.072489	18.371568	14.30%	83,219	2006
	15.225350	16.072489	5.56%	73,779	2005
	13.652762	15.225350	11.52%	256	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	7.40%	5,266	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	9.57%	0	2010
	10.000000	12.024686	20.25%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.588123	12.001071	3.56%	8,424	2010
	10.862009	11.588123	6.68%	6,700	2009
	11.818178	10.862009	-8.09%	6,700	2008
	11.468347	11.818178	3.05%	6,700	2007
	11.044797	11.468347	3.83%	6,700	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.211670	14.331351	8.47%	966,020	2010
	11.339064	13.211670	16.51%	1,258,122	2009
	15.096021	11.339064	-24.89%	1,324,109	2008
	14.610575	15.096021	3.32%	1,412,612	2007
	13.415265	14.610575	8.91%	1,311,335	2006
	13.020330	13.415265	3.03%	248,649	2005
	12.154146	13.020330	7.13%	30,566	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.151761	15.616983	10.35%	118,826	2010
	11.632622	14.151761	21.66%	160,262	2009
	17.336966	11.632622	-32.90%	169,682	2008
	16.701878	17.336966	3.80%	180,150	2007
	14.908678	16.701878	12.03%	172,007	2006
	14.236242	14.908678	4.72%	109,416	2005
	12.986017	14.236242	9.63%	5,179	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.468141	13.232452	6.13%	123,580	2010
	11.128173	12.468141	12.04%	139,194	2009
	13.393572	11.128173	-16.91%	152,750	2008
	12.938375	13.393572	3.52%	174,027	2007
	12.200939	12.938375	6.04%	78,321	2006
	11.939034	12.200939	2.19%	38,533	2005
	11.392020	11.939034	4.80%	6	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.600993	20.490280	23.43%	1,470	2010
	12.412237	16.600993	33.75%	520	2009
	19.975938	12.412237	-37.86%	521	2008
	18.992036	19.975938	5.18%	521	2007
	17.670599	18.992036	7.48%	230	2006
	16.116870	17.670599	9.64%	1,311	2005
	14.239224	16.116870	13.19%	1,021	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.979424	9.759894	-2.20%	52,409	2010
	10.199628	9.979424	-2.16%	44,981	2009
	10.219198	10.199628	-0.19%	32,997	2008
	9.972402	10.219198	2.47%	71,965	2007
	9.754214	9.972402	2.24%	29,122	2006
	9.713854	9.754214	0.42%	3,056	2005
	9.852427	9.713854	-1.41%	334	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.667273	12.618769	8.16%	3,522	2010
	9.591260	11.667273	21.64%	5,027	2009
	11.857361	9.591260	-19.11%	3,808	2008
	11.589519	11.857361	2.31%	2,195	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.031975	8.939901	11.30%	88,409	2010
	6.033930	8.031975	33.11%	144,482	2009
	10.000000	6.033930	-39.66%	133,007	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.008958	14.508626	3.57%	0	2010
	11.060389	14.008958	26.66%	0	2009
	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.955758	10.306562	3.52%	613	2010
	7.861323	9.955758	26.64%	627	2009
	15.011899	7.861323	-47.63%	51,392	2008
	14.948158	15.011899	0.43%	62,967	2007
	12.485805	14.948158	19.72%	36,561	2006
	11.418380	12.485805	9.35%	1,355	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.927715	8.944253	12.82%	45,304	2010
	6.266640	7.927715	26.51%	81,788	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	585	2009
	10.000000	6.254822	-37.45%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.655179	9.468588	23.69%	54,592	2010
	6.177518	7.655179	23.92%	70,479	2009
	10.000000	6.177518	-38.22%	63,258	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	49,063	2010
	6.658061	8.495635	27.60%	65,586	2009
	10.000000	6.658061	-33.42%	103,469	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.185330	13.685788	22.35%	0	2010
	8.992275	11.185330	24.39%	0	2009
	17.198738	8.992275	-47.72%	0	2008
	16.061803	17.198738	7.08%	3,133	2007
	15.946162	16.061803	0.73%	3,369	2006
	15.133108	15.946162	5.37%	3,369	2005
	13.672946	15.133108	10.68%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.195979	20.033551	23.69%	0	2010
	13.157737	16.195979	23.09%	0	2009
	19.873522	13.157737	-33.79%	0	2008
	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.012704	19.572741	22.23%	0	2010
	12.179554	16.012704	31.47%	0	2009
	20.202825	12.179554	-39.71%	11,669	2008
	20.275718	20.202825	-0.36%	10,899	2007
	18.550515	20.275718	9.30%	12,536	2006
	16.933419	18.550515	9.55%	806	2005
	14.576196	16.933419	16.17%	487	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.016606	13.306493	10.73%	70,287	2010
	9.785982	12.016606	22.79%	100,964	2009
	17.137937	9.785982	-42.90%	124,135	2008
	16.243400	17.137937	5.51%	106,599	2007
	14.645159	16.243400	10.91%	79,574	2006
	13.988830	14.645159	4.69%	2,209	2005
	13.058479	13.988830	7.12%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.083961	8.994404	26.97%	3,680	2010
	5.549924	7.083961	27.64%	3,402	2009
	10.000000	5.549924	-44.50%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	0.17%	2,381	2010
	9.796941	10.262637	4.75%	2,616	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.219424	14.381761	8.79%	0	2010
	10.000000	13.219424	32.19%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.845949	13.633525	6.13%	17,673	2010
	10.000000	12.845949	28.46%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.842401	13.357126	4.01%	61,350	2010
	10.000000	12.842401	28.42%	95,765	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.075858	14.763659	12.91%	19,968	2010
	10.423428	13.075858	25.45%	14,562	2009
	16.977195	10.423428	-38.60%	27,694	2008
	17.825916	16.977195	-4.76%	77,759	2007
	15.771695	17.825916	13.02%	67,960	2006
	15.512473	15.771695	1.67%	9,295	2005
	13.546787	15.512473	14.51%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.118786	13.709433	13.13%	0	2010
	8.890350	12.118786	36.31%	0	2009
	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.478792	20.910565	13.16%	0	2010
	13.558584	18.478792	36.29%	0	2009
	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.456176	2.744948	11.76%	0	2010
	1.986618	2.456176	23.64%	0	2009
	9.506442	1.986618	-79.10%	0	2008
	10.000000	9.506442	-4.94%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.424657	3.833030	11.92%	8,548	2010
	2.780189	3.424657	23.18%	8,548	2009
	13.268302	2.780189	-79.05%	8,548	2008
	13.632342	13.268302	-2.67%	8,548	2007
	12.760792	13.632342	6.83%	8,548	2006
	12.790585	12.760792	-0.23%	8,548	2005
	12.027994	12.790585	6.34%	8,548	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.356512	13.997406	13.28%	76,816	2010
	9.871159	12.356512	25.18%	102,660	2009
	16.446107	9.871159	-39.98%	117,059	2008
	16.147721	16.446107	1.85%	109,958	2007
	14.386668	16.147721	12.24%	89,528	2006
	13.910733	14.386668	3.42%	10,213	2005
	13.031782	13.910733	6.74%	7,971	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.487767	19.843257	20.35%	215	2010
	12.316200	16.487767	33.87%	221	2009
	20.313975	12.316200	-39.37%	26,561	2008
	21.066785	20.313975	-3.57%	18,869	2007
	18.785740	21.066785	12.14%	12,690	2006
	17.506257	18.785740	7.31%	380	2005
	15.019254	17.506257	16.56%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.804504	11.557154	6.97%	0	2010
	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.883488	11.196028	2.87%	33,831	2010
	10.000000	10.883488	8.83%	47,728	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.855113	12.142900	11.86%	0	2010
	8.550290	10.855113	26.96%	0	2009
	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.908037	14.966098	7.61%	0	2010
	11.410208	13.908037	21.89%	0	2009
	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.026183	15.389504	18.14%	0	2010
	8.126514	13.026183	60.29%	0	2009
	13.196661	8.126514	-38.42%	0	2008
	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.167618	10.625978	4.51%	10,208	2010
	9.504716	10.167618	6.97%	10,208	2009
	10.853331	9.504716	-12.43%	143,876	2008
	10.548345	10.853331	2.89%	157,617	2007
	10.414131	10.548345	1.29%	93,060	2006
	10.244725	10.414131	1.65%	12,192	2005
	10.065212	10.244725	1.78%	10,208	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.601525	18.891373	7.33%	0	2010
	13.832041	17.601525	27.25%	0	2009
	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.742041	17.42%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.707333	12.863376	9.87%	0	2010
	9.421185	11.707333	24.27%	0	2009
	15.504665	9.421185	-39.24%	0	2008
	14.420201	15.504665	7.52%	0	2007
	12.969307	14.420201	11.19%	0	2006
	12.193670	12.969307	6.36%	0	2005
	11.368998	12.193670	7.25%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.460035	10.481640	10.80%	0	2010
	8.378023	9.460035	12.91%	0	2009
	12.085284	8.378023	-30.68%	0	2008
	11.486151	12.085284	5.22%	0	2007
	10.472488	11.486151	9.68%	0	2006
	10.198741	10.472488	2.68%	0	2005
	10.000000	10.198741	1.99%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.561035	25.61%	536	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.646269	15.679640	23.99%	0	2010
	8.471187	12.646269	49.29%	0	2009
	14.787782	8.471187	-42.71%	0	2008
	13.287197	14.787782	11.29%	0	2007
	11.067143	13.287197	20.06%	0	2006
	10.650494	11.067143	3.91%	0	2005
	10.000000	10.650494	6.50%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.566768	12.108627	4.68%	0	2010
	10.560323	11.566768	9.53%	0	2009
	10.545760	10.560323	0.14%	0	2008
	10.155535	10.545760	3.84%	0	2007
	10.001643	10.155535	1.54%	0	2006
	10.035587	10.001643	-0.34%	0	2005
	10.000000	10.035587	0.36%	0	2004*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.069326	13.307951	10.26%	0	2010
	10.259472	12.069326	17.64%	0	2009
	17.698426	10.259472	-42.03%	0	2008
	17.268719	17.698426	2.49%	0	2007
	15.100376	17.268719	14.36%	0	2006
	14.768184	15.100376	2.25%	0	2005
	13.583697	14.768184	8.72%	0	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.282343	21.385861	23.74%	9,351	2010
	12.393425	17.282343	39.45%	3,897	2009
	19.733575	12.393425	-37.20%	3,277	2008
	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.676054	11.997664	2.75%	78,528	2010
	10.837755	11.676054	7.73%	43,465	2009
	11.266200	10.837755	-3.80%	45,076	2008
	10.527461	11.266200	7.02%	6,049	2007
	10.600839	10.527461	-0.69%	0	2006
	10.677319	10.600839	-0.72%	0	2005
	10.323232	10.677319	3.43%	0	2004
	10.000000	10.323232	3.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.264529	13.650510	11.30%	0	2010
	10.653374	12.264529	15.12%	0	2009
	16.698145	10.653374	-36.20%	0	2008
	17.159051	16.698145	-2.69%	0	2007
	15.026376	17.159051	14.19%	0	2006
	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.687865	13.593186	16.30%	6,146	2010
	9.211612	11.687865	26.88%	7,093	2009
	12.483546	9.211612	-26.21%	4,902	2008
	13.090018	12.483546	-4.63%	2,710	2007
	11.137716	13.090018	17.53%	0	2006
	10.000000	11.137716	11.38%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.994330	12.869051	7.29%	0	2010
	10.000000	11.994330	19.94%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.182730	19.904520	23.00%	7,101	2010
	13.241435	16.182730	22.21%	2,830	2009
	19.608616	13.241435	-32.47%	1,993	2008
	20.194818	19.608616	-2.90%	965	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.687047	14.204638	11.96%	4,978	2010
	10.297195	12.687047	23.21%	4,303	2009
	16.807245	10.297195	-38.73%	2,637	2008
	16.378714	16.807245	2.62%	392	2007
	14.543176	16.378714	12.62%	0	2006
	14.245346	14.543176	2.09%	0	2005
	13.206031	14.245346	7.87%	988	2004
	10.000000	13.206031	32.06%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.772412	14.363631	12.46%	7,353	2010
	10.690091	12.772412	19.48%	6,714	2009
	15.561767	10.690091	-31.31%	6,124	2008
	14.900926	15.561767	4.43%	5,547	2007
	13.116943	14.900926	13.60%	0	2006
	12.887330	13.116943	1.78%	0	2005
	12.580524	12.887330	2.44%	0	2004
	10.000000	12.580524	25.81%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.057645	12.861325	27.88%	0	2010
	8.181366	10.057645	22.93%	0	2009
	13.450610	8.181366	-39.17%	0	2008
	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.366767	13.661197	10.47%	0	2010
	11.169701	12.366767	10.72%	0	2009
	16.247344	11.169701	-31.25%	0	2008
	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.242732	11.900010	5.85%	11,558	2010
	9.572078	11.242732	17.45%	11,670	2009
	10.592451	9.572078	-9.63%	13,407	2008
	10.307744	10.592451	2.76%	8,379	2007
	10.146617	10.307744	1.59%	0	2006
	10.278083	10.146617	-1.28%	0	2005
	10.176817	10.278083	1.00%	0	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.699212	11.770734	10.01%	5,444	2010
	8.830182	10.699212	21.17%	6,690	2009
	12.071974	8.830182	-26.85%	12,400	2008
	11.391876	12.071974	5.97%	10,418	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.597275	11.843328	11.76%	1,817	2010
	8.433561	10.597275	25.66%	4,780	2009
	12.839348	8.433561	-34.31%	4,790	2008
	11.945798	12.839348	7.48%	5,340	2007
	10.939506	11.945798	9.20%	0	2006
	10.000000	10.939506	9.40%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.352302	11.727594	13.28%	0	2010
	8.073400	10.352302	28.23%	545	2009
	13.358960	8.073400	-39.57%	0	2008
	12.304728	13.358960	8.57%	0	2007
	11.146499	12.304728	10.39%	0	2006
	10.000000	11.146499	11.46%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.887891	16.176362	16.48%	0	2010
	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.582852	14.134775	12.33%	28,783	2010
	9.910802	12.582852	26.96%	17,926	2009
	17.730262	9.910802	-44.10%	16,030	2008
	17.912718	17.730262	-1.02%	8,217	2007
	15.278856	17.912718	17.24%	0	2006
	14.804807	15.278856	3.20%	0	2005
	13.615971	14.804807	8.73%	0	2004
	10.000000	13.615971	36.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.883344	14.388086	21.08%	15,583	2010
	9.500149	11.883344	25.09%	6,630	2009
	18.445836	9.500149	-48.50%	4,946	2008
	14.900231	18.445836	23.80%	2,583	2007
	14.302283	14.900231	4.18%	0	2006
	13.867441	14.302283	3.14%	0	2005
	13.757097	13.867441	0.80%	1,013	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.452646	12.039999	5.13%	533,668	2010
	10.146594	11.452646	12.87%	719,553	2009
	10.752353	10.146594	-5.63%	697,939	2008
	10.569510	10.752353	1.73%	556,858	2007
	10.382638	10.569510	1.80%	0	2006
	10.423463	10.382638	-0.39%	0	2005
	10.234577	10.423463	1.85%	0	2004
	10.000000	10.234577	2.35%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.997935	25.133719	25.68%	36,091	2010
	14.638868	19.997935	36.61%	35,119	2009
	24.798281	14.638868	-40.97%	34,460	2008
	21.998042	24.798281	12.73%	18,778	2007
	20.019919	21.998042	9.88%	191	2006
	17.352899	20.019919	15.37%	0	2005
	14.240827	17.352899	21.85%	447	2004
	10.000000	14.240827	42.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.824522	18.556274	10.29%	0	2010
	13.636359	16.824522	23.38%	0	2009
	24.894580	13.636359	-45.22%	0	2008
	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.337081	12.503621	10.29%	17,032	2010
	9.190244	11.337081	23.36%	9,717	2009
	16.773464	9.190244	-45.21%	8,778	2008
	14.660525	16.773464	14.41%	3,247	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.742579	19.441794	23.50%	0	2010
	10.247984	15.742579	53.62%	0	2009
	21.522738	10.247984	-52.39%	1,676	2008
	20.884511	21.522738	3.06%	1,885	2007
	18.415809	20.884511	13.41%	2,069	2006
	18.392126	18.415809	0.13%	2,272	2005
	16.528025	18.392126	11.28%	2,484	2004
	10.000000	16.528025	65.28%	2,649	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.211260	11.246606	10.14%	10,812	2010
	7.703927	10.211260	32.55%	11,130	2009
	11.204194	7.703927	-31.24%	11,054	2008
	11.048415	11.204194	1.41%	1,910	2007
	10.000000	11.048415	10.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.780751	15.072574	17.93%	0	2010
	11.142412	12.780751	14.70%	0	2009
	15.636875	11.142412	-28.74%	0	2008
	16.440717	15.636875	-4.89%	0	2007
	14.359300	16.440717	14.50%	0	2006
	14.202226	14.359300	1.11%	0	2005
	13.089401	14.202226	8.50%	0	2004
	10.000000	13.089401	30.89%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.595382	20.800674	25.34%	78,812	2010
	13.144924	16.595382	26.25%	109,976	2009
	20.076917	13.144924	-34.53%	7,426	2008
	21.042514	20.076917	-4.59%	4,646	2007
	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004
	10.000000	14.306677	43.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.346794	8.995750	7.77%	0	2010
	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.517849	17.825738	14.87%	125	2010
	9.195648	15.517849	68.75%	0	2009
	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.842693	18.907814	5.97%	0	2010
	13.319472	17.842693	33.96%	0	2009
	22.855091	13.319472	-41.72%	0	2008
	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.906696	13.677167	5.97%	39,794	2010
	9.623909	12.906696	34.11%	38,894	2009
	16.517742	9.623909	-41.74%	249,461	2008
	14.638823	16.517742	12.84%	84,681	2007
	12.328820	14.638823	18.74%	0	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.033895	15.690918	11.81%	0	2010
	12.096468	14.033895	16.02%	0	2009
	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.297363	2.97%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.271063	12.71%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.963109	12.346155	12.62%	0	2010
	9.290584	10.963109	18.00%	0	2009
	16.566609	9.290584	-43.92%	528	2008
	15.170132	16.566609	9.21%	557	2007
	14.631974	15.170132	3.68%	579	2006
	13.785215	14.631974	6.14%	595	2005
	13.262608	13.785215	3.94%	604	2004
	10.000000	13.262608	32.63%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.692271	17.014939	15.81%	1,058	2010
	10.585546	14.692271	38.80%	1,131	2009
	20.483278	10.585546	-48.32%	1,077	2008
	18.957656	20.483278	8.05%	451	2007
	16.681086	18.957656	13.65%	0	2006
	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004
	10.000000	13.859914	38.60%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.785197	12.519639	6.23%	0	2010
	10.000000	11.785197	17.85%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.954337	15.804957	5.69%	0	2010
	12.181978	14.954337	22.76%	0	2009
	14.846990	12.181978	-17.95%	0	2008
	13.773618	14.846990	7.79%	0	2007
	12.760732	13.773618	7.94%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.388066	18.098364	4.08%	14,296	2010
	12.182412	17.388066	42.73%	12,865	2009
	22.380155	12.182412	-45.57%	12,298	2008
	16.758438	22.380155	33.55%	4,463	2007
	15.710899	16.758438	6.67%	0	2006
	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.183049	11.83%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.452638	26.219509	22.22%	240	2010
	12.255508	21.452638	75.04%	8,794	2009
	26.236627	12.255508	-53.29%	8,953	2008
	20.959542	26.236627	25.18%	2,061	2007
	14.615497	20.959542	43.41%	240	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.376752	38.344878	22.21%	0	2010
	17.925046	31.376752	75.04%	0	2009
	38.389251	17.925046	-53.31%	0	2008
	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.975203	14.224723	9.63%	0	2010
	9.542948	12.975203	35.97%	0	2009
	15.491985	9.542948	-38.40%	0	2008
	14.276544	15.491985	8.51%	0	2007
	13.610137	14.276544	4.90%	0	2006
	13.357900	13.610137	1.89%	0	2005
	12.538735	13.357900	6.53%	0	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.833232	16.126041	8.72%	271,033	2010
	12.392403	14.833232	19.70%	288,014	2009
	18.850203	12.392403	-34.26%	11,156	2008
	17.925254	18.850203	5.16%	5,022	2007
	15.216368	17.925254	17.80%	0	2006
	14.620099	15.216368	4.08%	0	2005
	13.025451	14.620099	12.24%	0	2004
	10.000000	13.025451	30.25%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.681045	6.81%	1,093	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.433793	11.275418	8.07%	0	2010
	8.496876	10.433793	22.80%	0	2009
	12.256288	8.496876	-31.94%	0	2008
	11.731566	12.256288	4.47%	0	2007
	10.868357	11.731566	7.94%	0	2006
	10.690589	10.868357	1.66%	0	2005
	10.000000	10.690589	6.91%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.700203	11.569705	19.27%	0	2010
	7.377444	9.700203	31.48%	0	2009
	14.091251	7.377444	-47.65%	144	2008
	13.968579	14.091251	0.88%	164,470	2007
	11.574497	13.968579	20.68%	0	2006
	10.000000	11.574497	15.74%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.548473	9.826937	2.92%	368,316	2010
	8.619490	9.548473	10.78%	504,518	2009
	10.185777	8.619490	-15.38%	815,244	2008
	9.946883	10.185777	2.40%	579,245	2007
	9.764882	9.946883	1.86%	0	2006
	9.846906	9.764882	-0.83%	0	2005
	9.995678	9.846906	-1.49%	0	2004
	10.000000	9.995678	-0.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.630901	12.429924	16.92%	758	2010
	8.859696	10.630901	19.99%	765	2009
	14.975331	8.859696	-40.84%	630	2008
	15.243514	14.975331	-1.76%	605	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.533280	15.051635	20.09%	0	2010
	9.755869	12.533280	28.47%	0	2009
	16.481860	9.755869	-40.81%	0	2008
	15.670271	16.481860	5.18%	288,365	2007
	14.098104	15.670271	11.15%	0	2006
	13.496185	14.098104	4.46%	0	2005
	12.188212	13.496185	10.73%	0	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.362426	13.673759	10.61%	67,928	2010
	10.000000	12.362426	23.62%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.933259	9.781789	9.50%	2,443,761	2010
	7.405025	8.933259	20.64%	2,489,832	2009
	10.787854	7.405025	-31.36%	2,505,391	2008
	10.398894	10.787854	3.74%	605,903	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.091602	10.455502	3.61%	2,166,434	2010
	9.205400	10.091602	9.63%	2,196,345	2009
	10.448842	9.205400	-11.90%	2,374,278	2008
	10.381087	10.448842	0.65%	701,012	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.910942	10.782936	8.80%	24,931	2010
	7.160160	9.910942	38.42%	25,561	2009
	11.937617	7.160160	-40.02%	25,551	2008
	10.679747	11.937617	11.78%	13,598	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.259444	9.542654	15.54%	82,523	2010
	6.088358	8.259444	35.66%	75,193	2009
	11.165468	6.088358	-45.47%	70,930	2008
	10.209164	11.165468	9.37%	35,594	2007
	10.000000	10.209164	2.09%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.535100	8.174079	8.48%	3,026,124	2010
	5.898318	7.535100	27.75%	3,045,686	2009
	9.742939	5.898318	-39.46%	3,006,980	2008
	10.000000	9.742939	-2.57%	678,737	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.976215	15.459013	10.61%	0	2010
	9.792993	13.976215	42.72%	0	2009
	13.912672	9.792993	-29.61%	0	2008
	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.360424	12.566358	10.62%	1,019	2010
	7.955693	11.360424	42.80%	1,187	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.590196	8.561080	12.79%	2,000	2010
	5.076314	7.590196	49.52%	2,014	2009
	10.000000	5.076314	-49.24%	2,038	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.805641	9.427969	20.78%	369,959	2010
	6.083121	7.805641	28.32%	613,034	2009
	10.000000	6.083121	-39.17%	646,536	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.976604	8.963415	12.37%	0	2010
	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.216039	9.946216	7.92%	1,557,860	2010
	7.868519	9.216039	17.13%	929,277	2009
	10.000000	7.868519	-21.31%	939,880	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.679150	9.535070	9.86%	170,358	2010
	7.150952	8.679150	21.37%	126,527	2009
	10.000000	7.150952	-28.49%	126,546	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.955686	10.393550	4.40%	103,128	2010
	9.011472	9.955686	10.48%	103,514	2009
	10.000000	9.011472	-9.89%	104,571	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.948011	9.741351	8.87%	35,913	2010
	7.506482	8.948011	19.20%	3,682	2009
	10.000000	7.506482	-24.94%	3,686	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.401560	9.305852	10.76%	10,773	2010
	6.790204	8.401560	23.73%	0	2009
	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.485717	10.109999	6.58%	173,874	2010
	8.246084	9.485717	15.03%	112,670	2009
	10.000000	8.246084	-17.54%	98,147	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.374687	10.828681	4.38%	383,404	2010
	9.773762	10.374687	6.15%	530,223	2009
	10.000000	9.773762	-2.26%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.130830	11.763273	5.68%	3,360	2010
	9.779546	11.130830	13.82%	3,391	2009
	10.000000	9.779546	-2.20%	3,573	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.311970	35.478721	13.31%	0	2010
	19.641159	31.311970	59.42%	0	2009
	47.764617	19.641159	-58.88%	0	2008
	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.850081	21.354063	13.28%	0	2010
	11.824161	18.850081	59.42%	0	2009
	28.709434	11.824161	-58.81%	0	2008
	20.194833	28.709434	42.16%	0	2007
	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.393262	11.669486	2.42%	414,295	2010
	11.350338	11.393262	0.38%	616,713	2009
	10.779417	11.350338	5.30%	707,509	2008
	10.292093	10.779417	4.73%	546,612	2007
	10.187930	10.292093	1.02%	0	2006
	10.092398	10.187930	0.95%	0	2005
	9.998525	10.092398	0.94%	0	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.864350	7.582552	10.46%	3,070	2010
	5.424728	6.864350	26.54%	3,172	2009
	10.000000	5.424728	-45.75%	2,609	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.073743	8.476116	4.98%	1,518	2010
	6.422245	8.073743	25.72%	1,102	2009
	11.545296	6.422245	-44.37%	1,080	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.575520	16.332125	12.05%	29,901	2010
	11.721990	14.575520	24.34%	33,483	2009
	18.988244	11.721990	-38.27%	34,556	2008
	18.335248	18.988244	3.56%	35,054	2007
	16.048897	18.335248	14.25%	4,359	2006
	15.210756	16.048897	5.51%	4,360	2005
	13.646654	15.210756	11.46%	3,708	2004
	10.000000	13.646654	36.47%	1,562	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.464785	12.306842	7.34%	191,887	2010
	10.000000	11.464785	14.65%	2,918	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.020578	13.163898	9.51%	6,396	2010
	10.000000	12.020578	20.21%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.547439	11.952821	3.51%	24,763	2010
	10.829416	11.547439	6.63%	24,914	2009
	11.788746	10.829416	-8.14%	25,062	2008
	11.445670	11.788746	3.00%	0	2007
	11.028581	11.445670	3.78%	0	2006
	10.920596	11.028581	0.99%	0	2005
	10.675292	10.920596	2.30%	0	2004
	10.000000	10.675292	6.75%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.165290	14.273746	8.42%	1,442,431	2010
	11.305038	13.165290	16.46%	1,478,974	2009
	15.058439	11.305038	-24.93%	1,554,487	2008
	14.581696	15.058439	3.27%	879,518	2007
	13.395569	14.581696	8.85%	71,512	2006
	13.007846	13.395569	2.98%	80,169	2005
	12.148707	13.007846	7.07%	45,576	2004
	10.000000	12.148707	21.49%	1,650	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.102070	15.554198	10.30%	81,440	2010
	11.597705	14.102070	21.59%	90,919	2009
	17.293799	11.597705	-32.94%	134,977	2008
	16.668854	17.293799	3.75%	101,574	2007
	14.886787	16.668854	11.97%	33,021	2006
	14.222590	14.886787	4.67%	33,383	2005
	12.980195	14.222590	9.57%	19,549	2004
	10.000000	12.980195	29.80%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.424366	13.179258	6.08%	1,570,164	2010
	11.094772	12.424366	11.98%	1,601,430	2009
	13.360214	11.094772	-16.96%	1,709,339	2008
	12.912800	13.360214	3.46%	962,903	2007
	12.183035	12.912800	5.99%	9,384	2006
	11.927596	12.183035	2.14%	17,045	2005
	11.386917	11.927596	4.75%	17,182	2004
	10.000000	11.386917	13.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.542694	20.407894	23.36%	3,496	2010
	12.374975	16.542694	33.68%	3,885	2009
	19.926196	12.374975	-37.90%	3,678	2008
	18.954496	19.926196	5.13%	2,191	2007
	17.644672	18.954496	7.42%	0	2006
	16.101426	17.644672	9.58%	0	2005
	14.232843	16.101426	13.13%	0	2004
	10.000000	14.232843	42.33%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.944195	9.720467	-2.25%	276,704	2010
	10.168821	9.944195	-2.21%	300,001	2009
	10.193541	10.168821	-0.24%	241,512	2008
	9.952481	10.193541	2.42%	278,437	2007
	9.739697	9.952481	2.18%	0	2006
	9.704345	9.739697	0.36%	0	2005
	9.847816	9.704345	-1.46%	0	2004
	10.000000	9.847816	-1.52%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.626353	12.568101	8.10%	59,750	2010
	9.562503	11.626353	21.58%	43,965	2009
	11.827858	9.562503	-19.15%	46,960	2008
	11.566627	11.827858	2.26%	31,467	2007
	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004
	10.000000	10.849921	8.50%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.025138	8.927730	11.25%	288,067	2010
	6.031868	8.025138	33.05%	463,079	2009
	10.000000	6.031868	-39.68%	403,344	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.961266	14.451849	3.51%	0	2010
	11.028378	13.961266	26.59%	0	2009
	21.081183	11.028378	-47.69%	0	2008
	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.926964	10.271499	3.47%	19,533	2010
	7.842591	9.926964	26.58%	19,324	2009
	14.983816	7.842591	-47.66%	189,093	2008
	14.927872	14.983816	0.37%	133,741	2007
	12.475221	14.927872	19.66%	0	2006
	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	650	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.920966	8.932070	12.76%	163,156	2010
	6.264498	7.920966	26.44%	235,455	2009
	10.000000	6.264498	-37.36%	272	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.787385	8.582541	10.21%	4,538	2010
	6.252676	7.787385	24.54%	3,767	2009
	10.000000	6.252676	-37.47%	2,093	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.648661	9.455697	23.63%	184,153	2010
	6.175408	7.648661	23.86%	258,402	2009
	10.000000	6.175408	-38.25%	218,568	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.488366	9.926538	16.94%	206,559	2010
	6.655774	8.488366	27.53%	226,548	2009
	10.000000	6.655774	-33.44%	348,831	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.146051	13.630768	22.29%	3,725	2010
	8.965269	11.146051	24.32%	4,029	2009
	17.155884	8.965269	-47.74%	3,438	2008
	16.030021	17.155884	7.02%	2,783	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.139114	19.953008	23.63%	507	2010
	13.118248	16.139114	23.03%	482	2009
	19.824037	13.118248	-33.83%	421	2008
	21.863580	19.824037	-9.33%	0	2007
	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	200	2004
	10.000000	16.621856	66.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.956493	19.494072	22.17%	2,601	2010
	12.142994	15.956493	31.40%	3,139	2009
	20.152532	12.142994	-39.74%	10,319	2008
	20.235659	20.152532	-0.41%	3,270	2007
	18.523315	20.235659	9.24%	0	2006
	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	225	2004
	10.000000	14.569685	45.70%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.974411	13.252999	10.68%	232,240	2010
	9.756608	11.974411	22.73%	318,507	2009
	17.095259	9.756608	-42.93%	409,538	2008
	16.211278	17.095259	5.45%	219,286	2007
	14.623648	16.211278	10.86%	0	2006
	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	0	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.077893	8.982112	26.90%	0	2010
	5.548014	7.077893	27.58%	0	2009
	10.000000	5.548014	-44.52%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.253900	10.265736	0.12%	97,377	2010
	9.793605	10.253900	4.70%	95,175	2009
	10.000000	9.793605	-2.06%	15,315	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.214910	14.369507	8.74%	574	2010
	10.000000	13.214910	32.15%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.841565	13.621899	6.08%	23,726	2010
	10.000000	12.841565	28.42%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.838018	13.345750	3.95%	192,231	2010
	10.000000	12.838018	28.38%	283,863	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.029918	14.704272	12.85%	32,296	2010
	10.392120	13.029918	25.38%	11,080	2009
	16.934889	10.392120	-38.63%	12,903	2008
	17.790645	16.934889	-4.81%	116,967	2007
	15.748527	17.790645	12.97%	0	2006
	15.497598	15.748527	1.62%	0	2005
	13.540723	15.497598	14.45%	0	2004
	10.000000	13.540723	35.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.083757	13.662826	13.07%	0	2010
	8.869191	12.083757	36.24%	0	2009
	15.210864	8.869191	-41.69%	0	2008
	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.413930	20.826535	13.10%	0	2010
	13.517915	18.413930	36.22%	0	2009
	23.177337	13.517915	-41.68%	0	2008
	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.452830	2.739820	11.70%	0	2010
	1.984921	2.452830	23.57%	0	2009
	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.412611	3.817595	11.87%	0	2010
	2.771844	3.412611	23.12%	0	2009
	13.235262	2.771844	-79.06%	0	2008
	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.313104	13.941099	13.22%	223,523	2010
	9.841516	12.313104	25.11%	267,720	2009
	16.405148	9.841516	-40.01%	386,032	2008
	16.115779	16.405148	1.80%	227,538	2007
	14.365531	16.115779	12.18%	0	2006
	13.897389	14.365531	3.37%	0	2005
	13.025936	13.897389	6.69%	0	2004
	10.000000	13.025936	30.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.429893	19.763504	20.29%	2,530	2010
	12.279250	16.429893	33.80%	2,946	2009
	20.263408	12.279250	-39.40%	76,096	2008
	21.025158	20.263408	-3.62%	44,344	2007
	18.758181	21.025158	12.09%	201	2006
	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.800810	11.547299	6.91%	0	2010
	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.879769	11.186479	2.82%	145,083	2010
	10.000000	10.879769	8.80%	161,945	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.818124	12.095334	11.81%	0	2010
	8.525513	10.818124	26.89%	0	2009
	14.227984	8.525513	-40.08%	1,116	2008
	15.492983	14.227984	-8.16%	1,178	2007
	13.673036	15.492983	13.31%	1,224	2006
	13.291895	13.673036	2.87%	1,259	2005
	12.237939	13.291895	8.61%	1,276	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.860665	14.907506	7.55%	0	2010
	11.377179	13.860665	21.83%	0	2009
	20.767014	11.377179	-45.22%	0	2008
	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.981831	15.329282	18.08%	0	2010
	8.102986	12.981831	60.21%	0	2009
	13.165195	8.102986	-38.45%	0	2008
	12.765218	13.165195	3.13%	0	2007
	12.385068	12.765218	3.07%	0	2006
	11.986914	12.385068	3.32%	0	2005
	11.675220	11.986914	2.67%	0	2004
	10.000000	11.675220	16.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.477157	4.77%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.133021	10.584401	4.45%	3,620	2010
	9.477206	10.133021	6.92%	3,563	2009
	10.827458	9.477206	-12.47%	548,927	2008
	10.528615	10.827458	2.84%	402,721	2007
	10.399944	10.528615	1.24%	0	2006
	10.235988	10.399944	1.60%	0	2005
	10.061769	10.235988	1.73%	0	2004
	10.000000	10.061769	0.62%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.538657	18.814298	7.27%	0	2010
	13.789680	17.538657	27.19%	0	2009
	16.592799	13.789680	-16.89%	0	2008
	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.98%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.738059	17.38%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.669198	12.814928	9.82%	0	2010
	9.395302	11.669198	24.20%	0	2009
	15.469978	9.395302	-39.27%	0	2008
	14.395339	15.469978	7.47%	0	2007
	12.953556	14.395339	11.13%	0	2006
	12.185075	12.953556	6.31%	0	2005
	11.366799	12.185075	7.20%	0	2004
	10.000000	11.366799	13.67%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.435260	10.448841	10.74%	0	2010
	8.360354	9.435260	12.86%	0	2009
	12.065984	8.360354	-30.71%	0	2008
	11.473704	12.065984	5.16%	0	2007
	10.466466	11.473704	9.62%	0	2006
	10.198082	10.466466	2.63%	0	2005
	10.000000	10.198082	1.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.558076	25.58%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.613155	15.630601	23.92%	4,677	2010
	8.453326	12.613155	49.21%	0	2009
	14.764178	8.453326	-42.74%	0	2008
	13.272812	14.764178	11.24%	0	2007
	11.060800	13.272812	20.00%	0	2006
	10.649811	11.060800	3.86%	0	2005
	10.000000	10.649811	6.50%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.536487	12.070754	4.63%	0	2010
	10.538065	11.536487	9.47%	0	2009
	10.528914	10.538065	0.09%	0	2008
	10.144527	10.528914	3.79%	0	2007
	9.995901	10.144527	1.49%	0	2006
	10.034942	9.995901	-0.39%	0	2005
	10.000000	10.034942	0.35%	0	2004*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.026920	13.254416	10.21%	0	2010
	10.228659	12.026920	17.58%	0	2009
	17.654334	10.228659	-42.06%	0	2008
	17.234567	17.654334	2.44%	0	2007
	15.078192	17.234567	14.30%	0	2006
	14.754015	15.078192	2.20%	0	2005
	13.577608	14.754015	8.66%	0	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.221653	21.299863	23.68%	0	2010
	12.356226	17.221653	39.38%	0	2009
	19.684436	12.356226	-37.23%	0	2008
	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.634318	11.948668	2.70%	0	2010
	10.804542	11.634318	7.68%	0	2009
	11.237420	10.804542	-3.85%	0	2008
	10.505971	11.237420	6.96%	0	2007
	10.584599	10.505971	-0.74%	0	2006
	10.666402	10.584599	-0.77%	0	2005
	10.317953	10.666402	3.38%	0	2004
	10.000000	10.317953	3.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.221479	13.595653	11.24%	0	2010
	10.621401	12.221479	15.06%	0	2009
	16.656567	10.621401	-36.23%	0	2008
	17.125135	16.656567	-2.74%	0	2007
	15.004311	17.125135	14.13%	0	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.659979	13.553811	16.24%	0	2010
	9.194334	11.659979	26.82%	0	2009
	12.466537	9.194334	-26.25%	0	2008
	13.078908	12.466537	-4.68%	0	2007
	11.133943	13.078908	17.47%	0	2006
	10.000000	11.133943	11.34%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.990240	12.858100	7.24%	0	2010
	10.000000	11.990240	19.90%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.125877	19.824469	22.94%	188	2010
	13.201674	16.125877	22.15%	0	2009
	19.559767	13.201674	-32.51%	0	2008
	20.154878	19.559767	-2.95%	0	2007
	18.029765	20.154878	11.79%	0	2006
	17.208156	18.029765	4.77%	0	2005
	14.450589	17.208156	19.08%	0	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.642499	14.147538	11.90%	332	2010
	10.266291	12.642499	23.15%	332	2009
	16.765403	10.266291	-38.77%	332	2008
	16.346335	16.765403	2.56%	332	2007
	14.521814	16.346335	12.56%	332	2006
	14.231683	14.521814	2.04%	332	2005
	13.200110	14.231683	7.81%	0	2004
	10.000000	13.200110	32.00%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.727560	14.305876	12.40%	367	2010
	10.657988	12.727560	19.42%	367	2009
	15.522995	10.657988	-31.34%	367	2008
	14.871448	15.522995	4.38%	367	2007
	13.097671	14.871448	13.54%	367	2006
	12.874963	13.097671	1.73%	367	2005
	12.574887	12.874963	2.39%	0	2004
	10.000000	12.574887	25.75%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	10.022295	12.809584	27.81%	0	2010
	8.156780	10.022295	22.87%	0	2009
	13.417089	8.156780	-39.21%	0	2008
	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.323344	13.606268	10.41%	0	2010
	11.136185	12.323344	10.66%	0	2009
	16.206899	11.136185	-31.29%	0	2008
	15.131593	16.206899	7.11%	0	2007
	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.203228	11.852145	5.79%	0	2010
	9.543325	11.203228	17.39%	0	2009
	10.566036	9.543325	-9.68%	0	2008
	10.287329	10.566036	2.71%	0	2007
	10.131702	10.287329	1.54%	0	2006
	10.268223	10.131702	-1.33%	0	2005
	10.172250	10.268223	0.94%	0	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.673684	11.736660	9.96%	0	2010
	8.813630	10.673684	21.10%	0	2009
	12.055503	8.813630	-26.89%	0	2008
	11.382194	12.055503	5.92%	0	2007
	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.571990	11.809038	11.70%	0	2010
	8.417740	10.571990	25.59%	0	2009
	12.821849	8.417740	-34.35%	0	2008
	11.935664	12.821849	7.42%	0	2007
	10.935802	11.935664	9.14%	0	2006
	10.000000	10.935802	9.36%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.327628	11.693674	13.23%	0	2010
	8.058275	10.327628	28.16%	0	2009
	13.340761	8.058275	-39.60%	0	2008
	12.294282	13.340761	8.51%	0	2007
	11.142720	12.294282	10.33%	0	2006
	10.000000	11.142720	11.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.854785	16.129558	16.42%	0	2010
	9.609469	13.854785	44.18%	0	2009
	21.573326	9.609469	-55.46%	0	2008
	15.163091	21.573326	42.28%	0	2007
	13.307881	15.163091	13.94%	0	2006
	10.000000	13.307881	33.08%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.538662	14.077935	12.28%	317	2010
	9.881046	12.538662	26.90%	678	2009
	17.686113	9.881046	-44.13%	2,031	2008
	17.877300	17.686113	-1.07%	1,336	2007
	15.256422	17.877300	17.18%	1,353	2006
	14.790610	15.256422	3.15%	1,364	2005
	13.609869	14.790610	8.68%	4,004	2004
	10.000000	13.609869	36.10%	967	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.841618	14.330246	21.02%	0	2010
	9.471628	11.841618	25.02%	342	2009
	18.399897	9.471628	-48.52%	435	2008
	14.870760	18.399897	23.73%	474	2007
	14.281288	14.870760	4.13%	490	2006
	13.854142	14.281288	3.08%	500	2005
	13.750936	13.854142	0.75%	500	2004
	10.000000	13.750936	37.51%	456	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.412454	11.991605	5.07%	1,592	2010
	10.116151	11.412454	12.81%	1,773	2009
	10.725576	10.116151	-5.68%	1,642	2008
	10.548602	10.725576	1.68%	2,088	2007
	10.367395	10.548602	1.75%	1,284	2006
	10.413473	10.367395	-0.44%	1,290	2005
	10.229990	10.413473	1.79%	261	2004
	10.000000	10.229990	2.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.927699	25.032679	25.62%	243	2010
	14.594916	19.927699	36.54%	243	2009
	24.736512	14.594916	-41.00%	844	2008
	21.954539	24.736512	12.67%	1,716	2007
	19.990528	21.954539	9.82%	1,210	2006
	17.336262	19.990528	15.31%	1,210	2005
	14.234449	17.336262	21.79%	967	2004
	10.000000	14.234449	42.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.765403	18.481626	10.24%	0	2010
	13.595396	16.765403	23.32%	0	2009
	24.832533	13.595396	-45.25%	0	2008
	21.716874	24.832533	14.35%	0	2007
	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.304309	12.461106	10.23%	0	2010
	9.168371	11.304309	23.30%	0	2009
	16.742107	9.168371	-45.24%	0	2008
	14.640636	16.742107	14.35%	0	2007
	12.718704	14.640636	15.11%	0	2006
	10.962580	12.718704	16.02%	0	2005
	10.000000	10.962580	9.63%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.687288	19.363613	23.44%	0	2010
	10.217220	15.687288	53.54%	0	2009
	21.469174	10.217220	-52.41%	0	2008
	20.843249	21.469174	3.00%	0	2007
	18.388802	20.843249	13.35%	0	2006
	18.374502	18.388802	0.08%	0	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.192119	11.219787	10.08%	0	2010
	7.693418	10.192119	32.48%	0	2009
	11.194646	7.693418	-31.28%	0	2008
	11.044680	11.194646	1.36%	0	2007
	10.000000	11.044680	10.45%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.735864	15.011971	17.87%	338	2010
	11.108969	12.735864	14.64%	338	2009
	15.597923	11.108969	-28.78%	353	2008
	16.408204	15.597923	-4.94%	476	2007
	14.338212	16.408204	14.44%	1,336	2006
	14.188607	14.338212	1.05%	1,359	2005
	13.083537	14.188607	8.45%	5,603	2004
	10.000000	13.083537	30.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.537081	20.717010	25.28%	273	2010
	13.105461	16.537081	26.18%	410	2009
	20.026926	13.105461	-34.56%	0	2008
	21.000927	20.026926	-4.64%	0	2007
	18.373806	21.000927	14.30%	0	2006
	17.289265	18.373806	6.27%	0	2005
	14.300269	17.289265	20.90%	0	2004
	10.000000	14.300269	43.00%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.339673	8.983478	7.72%	0	2010
	6.553439	8.339673	27.26%	0	2009
	10.000000	6.553439	-34.47%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.480849	17.774151	14.81%	0	2010
	9.178418	15.480849	68.67%	0	2009
	19.850900	9.178418	-53.76%	0	2008
	15.789451	19.850900	25.72%	0	2007
	12.608573	15.789451	25.23%	0	2006
	10.000000	12.608573	26.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.780013	18.831763	5.92%	0	2010
	13.279480	17.780013	33.89%	0	2009
	22.798165	13.279480	-41.75%	0	2008
	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.869360	13.630637	5.92%	0	2010
	9.600976	12.869360	34.04%	0	2009
	16.486849	9.600976	-41.77%	1,162	2008
	14.618971	16.486849	12.78%	895	2007
	12.318381	14.618971	18.68%	510	2006
	11.447566	12.318381	7.61%	627	2005
	10.000000	11.447566	14.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.000466	15.645548	11.75%	0	2010
	12.073830	14.000466	15.96%	0	2009
	11.635851	12.073830	3.76%	0	2008
	10.727678	11.635851	8.47%	0	2007
	9.729853	10.727678	10.26%	0	2006
	10.000000	9.729853	-2.70%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.296497	2.96%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.270121	12.70%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.924616	12.296510	12.56%	0	2010
	9.262697	10.924616	17.94%	0	2009
	16.525352	9.262697	-43.95%	0	2008
	15.140132	16.525352	9.15%	0	2007
	14.610497	15.140132	3.63%	0	2006
	13.772007	14.610497	6.09%	0	2005
	13.256686	13.772007	3.89%	0	2004
	10.000000	13.256686	32.57%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.640628	16.946464	15.75%	250	2010
	10.553738	14.640628	38.72%	250	2009
	20.432222	10.553738	-48.35%	250	2008
	18.920139	20.432222	7.99%	250	2007
	16.656569	18.920139	13.59%	250	2006
	15.601818	16.656569	6.76%	250	2005
	13.853695	15.601818	12.62%	1,463	2004
	10.000000	13.853695	38.54%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.781172	12.508963	6.18%	0	2010
	10.000000	11.781172	17.81%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.901852	15.741438	5.63%	0	2010
	12.145432	14.901852	22.70%	0	2009
	14.810019	12.145432	-17.99%	0	2008
	13.746388	14.810019	7.74%	0	2007
	12.742004	13.746388	7.88%	0	2006
	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.327037	18.025613	4.03%	0	2010
	12.145867	17.327037	42.66%	0	2009
	22.324473	12.145867	-45.59%	0	2008
	16.725332	22.324473	33.48%	0	2007
	15.687863	16.725332	6.61%	0	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.179263	11.79%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.390556	26.130275	22.16%	0	2010
	12.226299	21.390556	74.96%	301	2009
	26.187552	12.226299	-53.31%	349	2008
	20.931098	26.187552	25.11%	162	2007
	14.603102	20.931098	43.33%	136	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.266522	38.190662	22.15%	0	2010
	17.871206	31.266522	74.95%	0	2009
	38.293639	17.871206	-53.33%	0	2008
	30.620244	38.293639	25.06%	0	2007
	21.372724	30.620244	43.27%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.929647	14.167527	9.57%	0	2010
	9.514304	12.929647	35.90%	0	2009
	15.453408	9.514304	-38.43%	0	2008
	14.248328	15.453408	8.46%	0	2007
	13.590161	14.248328	4.84%	0	2006
	13.345092	13.590161	1.84%	0	2005
	12.533128	13.345092	6.48%	0	2004
	10.000000	12.533128	25.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.781145	16.061210	8.66%	1,195	2010
	12.355204	14.781145	19.63%	1,151	2009
	18.803264	12.355204	-34.29%	318	2008
	17.889816	18.803264	5.11%	318	2007
	15.194031	17.889816	17.74%	318	2006
	14.606086	15.194031	4.03%	318	2005
	13.019620	14.606086	12.19%	0	2004
	10.000000	13.019620	30.20%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.677419	6.77%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.403815	11.237276	8.01%	0	2010
	8.476806	10.403815	22.73%	0	2009
	12.233602	8.476806	-31.97%	0	2008
	11.715882	12.233602	4.42%	0	2007
	10.859367	11.715882	7.89%	0	2006
	10.687191	10.859367	1.61%	0	2005
	10.000000	10.687191	6.87%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.677042	11.536178	19.21%	0	2010
	7.363603	9.677042	31.42%	0	2009
	14.072032	7.363603	-47.67%	0	2008
	13.956703	14.072032	0.83%	1,271	2007
	11.570562	13.956703	20.62%	1,017	2006
	10.000000	11.570562	15.71%	1,043	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.514932	9.787414	2.86%	0	2010
	8.593607	9.514932	10.72%	244	2009
	10.160396	8.593607	-15.42%	815	2008
	9.927203	10.160396	2.35%	1,081	2007
	9.750532	9.927203	1.81%	481	2006
	9.837446	9.750532	-0.88%	0	2005
	9.991187	9.837446	-1.54%	0	2004
	10.000000	9.991187	-0.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.593558	12.379929	16.86%	0	2010
	8.833096	10.593558	19.93%	0	2009
	14.938033	8.833096	-40.87%	0	2008
	15.213377	14.938033	-1.81%	0	2007
	14.793639	15.213377	2.84%	0	2006
	14.714497	14.793639	0.54%	0	2005
	13.461934	14.714497	9.30%	0	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.490608	14.992720	20.03%	0	2010
	9.727621	12.490608	28.40%	7,951	2009
	16.442567	9.727621	-40.84%	7,951	2008
	15.640952	16.442567	5.13%	9,615	2007
	14.078903	15.640952	11.09%	5,735	2006
	13.484673	14.078903	4.41%	1,054	2005
	12.184056	13.484673	10.67%	0	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.358219	13.662112	10.55%	301	2010
	10.000000	12.358219	23.58%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.916511	9.758453	9.44%	753	2010
	7.394927	8.916511	20.58%	757	2009
	10.778659	7.394927	-31.39%	0	2008
	10.395373	10.778659	3.69%	0	2007
	10.000000	10.395373	3.95%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.072682	10.430566	3.55%	648	2010
	9.192839	10.072682	9.57%	648	2009
	10.439925	9.192839	-11.95%	0	2008
	10.377569	10.439925	0.60%	0	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.892359	10.757205	8.74%	0	2010
	7.150385	9.892359	38.35%	0	2009
	11.927430	7.150385	-40.05%	0	2008
	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.243944	9.519878	15.48%	0	2010
	6.080041	8.243944	35.59%	0	2009
	11.155936	6.080041	-45.50%	226	2008
	10.205698	11.155936	9.31%	210	2007
	10.000000	10.205698	2.06%	223	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.524809	8.158742	8.42%	937	2010
	5.893277	7.524809	27.68%	931	2009
	9.739606	5.893277	-39.49%	0	2008
	10.000000	9.739606	-2.60%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.927132	15.396839	10.55%	0	2010
	9.763592	13.927132	42.64%	0	2009
	13.878013	9.763592	-29.65%	0	2008
	13.774706	13.878013	0.75%	0	2007
	12.746458	13.774706	8.07%	0	2006
	12.742365	12.746458	0.03%	0	2005
	11.846198	12.742365	7.57%	0	2004
	10.000000	11.846198	18.46%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.333336	12.529979	10.56%	0	2010
	7.940779	11.333336	42.72%	0	2009
	11.304100	7.940779	-29.75%	0	2008
	11.216305	11.304100	0.78%	0	2007
	10.379470	11.216305	8.06%	0	2006
	10.000000	10.379470	3.79%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.583732	8.549414	12.73%	0	2010
	5.074574	7.583732	49.45%	0	2009
	10.000000	5.074574	-49.25%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.798987	9.415105	20.72%	1,551	2010
	6.081035	7.798987	28.25%	1,822	2009
	10.000000	6.081035	-39.19%	2,070	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.969799	8.951193	12.31%	0	2010
	6.313982	7.969799	26.22%	0	2009
	10.000000	6.313982	-36.86%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.208171	9.932656	7.87%	3,154	2010
	7.865828	9.208171	17.07%	0	2009
	10.000000	7.865828	-21.34%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.671740	9.522066	9.81%	0	2010
	7.148507	8.671740	21.31%	0	2009
	10.000000	7.148507	-28.51%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.947199	10.379376	4.34%	0	2010
	9.008401	9.947199	10.42%	0	2009
	10.000000	9.008401	-9.92%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.940378	9.728060	8.81%	0	2010
	7.503919	8.940378	19.14%	0	2009
	10.000000	7.503919	-24.96%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.394383	9.293142	10.71%	0	2010
	6.787876	8.394383	23.67%	0	2009
	10.000000	6.787876	-32.12%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.477613	10.096214	6.53%	0	2010
	8.243260	9.477613	14.97%	0	2009
	10.000000	8.243260	-17.57%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.365838	10.813910	4.32%	357	2010
	9.770424	10.365838	6.09%	483	2009
	10.000000	9.770424	-2.30%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.121340	11.747246	5.63%	0	2010
	9.776210	11.121340	13.76%	0	2009
	10.000000	9.776210	-2.24%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.202039	35.336122	13.25%	0	2010
	19.582226	31.202039	59.34%	0	2009
	47.645783	19.582226	-58.90%	0	2008
	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.795548	21.281426	13.23%	0	2010
	11.795989	18.795548	59.34%	0	2009
	28.655761	11.795989	-58.84%	0	2008
	20.167432	28.655761	42.09%	0	2007
	15.115197	20.167432	33.42%	0	2006
	11.676345	15.115197	29.45%	0	2005
	10.000000	11.676345	16.76%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.353241	11.622557	2.37%	1,045	2010
	11.316250	11.353241	0.33%	1,222	2009
	10.752526	11.316250	5.24%	1,449	2008
	10.271709	10.752526	4.68%	1,476	2007
	10.172939	10.271709	0.97%	903	2006
	10.082699	10.172939	0.89%	906	2005
	9.994036	10.082699	0.89%	269	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.858499	7.572217	10.41%	0	2010
	5.422874	6.858499	26.47%	0	2009
	10.000000	5.422874	-45.77%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.058595	8.455900	4.93%	0	2010
	6.413474	8.058595	25.65%	0	2009
	11.535449	6.413474	-44.40%	0	2008
	10.794987	11.535449	6.86%	0	2007
	10.000000	10.794987	7.95%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.524317	16.266448	11.99%	6,458	2010
	11.686794	14.524317	24.28%	9,139	2009
	18.940954	11.686794	-38.30%	10,742	2008
	18.299007	18.940954	3.51%	20,231	2007
	16.025349	18.299007	14.19%	33,947	2006
	15.196187	16.025349	5.46%	33,950	2005
	13.640553	15.196187	11.40%	11,663	2004
	10.000000	13.640553	36.41%	7,291	2003*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.460873	12.296361	7.29%	0	2010
	10.000000	11.460873	14.61%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.016478	13.152685	9.46%	0	2010
	10.000000	12.016478	20.16%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.506906	11.904769	3.46%	0	2010
	10.796914	11.506906	6.58%	0	2009
	11.759376	10.796914	-8.18%	0	2008
	11.423014	11.759376	2.94%	0	2007
	11.012370	11.423014	3.73%	0	2006
	10.910111	11.012370	0.94%	0	2005
	10.670507	10.910111	2.25%	0	2004
	10.000000	10.670507	6.71%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.119027	14.216316	8.36%	21,206	2010
	11.271078	13.119027	16.40%	25,765	2009
	15.020895	11.271078	-24.96%	37,716	2008
	14.552819	15.020895	3.22%	41,816	2007
	13.375868	14.552819	8.80%	50,241	2006
	12.995346	13.375868	2.93%	51,666	2005
	12.143248	12.995346	7.02%	29,387	2004
	10.000000	12.143248	21.43%	10,466	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.052561	15.491667	10.24%	68,436	2010
	11.562898	14.052561	21.53%	61,772	2009
	17.250735	11.562898	-32.97%	74,766	2008
	16.635903	17.250735	3.70%	87,075	2007
	14.864940	16.635903	11.91%	92,976	2006
	14.208967	14.864940	4.62%	71,603	2005
	12.974386	14.208967	9.52%	27,347	2004
	10.000000	12.974386	29.74%	10,397	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.380722	13.126252	6.02%	19,160	2010
	11.061455	12.380722	11.93%	19,161	2009
	13.326911	11.061455	-17.00%	0	2008
	12.887234	13.326911	3.41%	0	2007
	12.165117	12.887234	5.94%	0	2006
	11.916137	12.165117	2.09%	10,226	2005
	11.381802	11.916137	4.69%	0	2004
	10.000000	11.381802	13.82%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.484590	20.325826	23.30%	275	2010
	12.337819	16.484590	33.61%	275	2009
	19.876563	12.337819	-37.93%	526	2008
	18.917010	19.876563	5.07%	526	2007
	17.618761	18.917010	7.37%	526	2006
	16.085989	17.618761	9.53%	526	2005
	14.226488	16.085989	13.07%	251	2004
	10.000000	14.226488	42.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.909073	9.681179	-2.30%	3,938	2010
	10.138094	9.909073	-2.26%	15,887	2009
	10.167942	10.138094	-0.29%	13,222	2008
	9.932596	10.167942	2.37%	13,259	2007
	9.725197	9.932596	2.13%	31	2006
	9.694844	9.725197	0.31%	139	2005
	9.843208	9.694844	-1.51%	0	2004
	10.000000	9.843208	-1.57%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.585507	12.517550	8.04%	0	2010
	9.533781	11.585507	21.52%	0	2009
	11.798369	9.533781	-19.19%	14	2008
	11.543724	11.798369	2.21%	128	2007
	11.269480	11.543724	2.43%	220	2006
	11.287951	11.269480	-0.16%	242	2005
	10.845052	11.287951	4.08%	242	2004
	10.000000	10.845052	8.45%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.018277	8.915532	11.19%	1,986	2010
	6.029803	8.018277	32.98%	1,794	2009
	10.000000	6.029803	-39.70%	1,982	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.913691	14.395253	3.46%	0	2010
	10.996427	13.913691	26.53%	0	2009
	21.030912	10.996427	-47.71%	0	2008
	20.961096	21.030912	0.33%	0	2007
	17.526693	20.961096	19.60%	0	2006
	16.046770	17.526693	9.22%	0	2005
	13.687034	16.046770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.898230	10.236539	3.42%	0	2010
	7.823905	9.898230	26.51%	0	2009
	14.955775	7.823905	-47.69%	613	2008
	14.907610	14.955775	0.32%	962	2007
	12.464647	14.907610	19.60%	504	2006
	11.410668	12.464647	9.24%	631	2005
	10.000000	11.410668	14.11%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.914192	8.919870	12.71%	1,157	2010
	6.262350	7.914192	26.38%	2,616	2009
	10.000000	6.262350	-37.38%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.780740	8.570841	10.15%	395	2010
	6.250529	7.780740	24.48%	395	2009
	10.000000	6.250529	-37.49%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.642125	9.442793	23.56%	909	2010
	6.173291	7.642125	23.79%	1,493	2009
	10.000000	6.173291	-38.27%	658	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.481138	9.913010	16.88%	1,200	2010
	6.653502	8.481138	27.47%	1,125	2009
	10.000000	6.653502	-33.46%	1,455	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.106900	13.575955	22.23%	0	2010
	8.938350	11.106900	24.26%	0	2009
	17.113159	8.938350	-47.77%	0	2008
	15.998343	17.113159	6.97%	0	2007
	15.899389	15.998343	0.62%	0	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.082411	19.872760	23.57%	0	2010
	13.078860	16.082411	22.96%	0	2009
	19.774663	13.078860	-33.86%	9	2008
	21.820354	19.774663	-9.38%	78	2007
	19.071913	21.820354	14.41%	135	2006
	18.991325	19.071913	0.42%	148	2005
	16.614418	18.991325	14.31%	148	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.900436	19.415660	22.11%	0	2010
	12.106536	15.900436	31.34%	0	2009
	20.102337	12.106536	-39.78%	106	2008
	20.195647	20.102337	-0.46%	106	2007
	18.496109	20.195647	9.19%	132	2006
	16.900974	18.496109	9.44%	125	2005
	14.563156	16.900974	16.05%	0	2004
	10.000000	14.563156	45.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.932366	13.199707	10.62%	1,131	2010
	9.727310	11.932366	22.67%	1,293	2009
	17.052689	9.727310	-42.96%	1,550	2008
	16.179237	17.052689	5.40%	1,393	2007
	14.602188	16.179237	10.80%	877	2006
	13.962018	14.602188	4.59%	933	2005
	13.046787	13.962018	7.01%	0	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.071839	8.969846	26.84%	0	2010
	5.546102	7.071839	27.51%	0	2009
	10.000000	5.546102	-44.54%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.245163	10.251736	0.06%	0	2010
	9.790268	10.245163	4.65%	0	2009
	10.000000	9.790268	-2.10%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.210402	14.357267	8.68%	0	2010
	10.000000	13.210402	32.10%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.837189	13.610303	6.02%	328	2010
	10.000000	12.837189	28.37%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.833644	13.334389	3.90%	1,284	2010
	10.000000	12.833644	28.34%	1,458	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.984174	14.645164	12.79%	748	2010
	10.360937	12.984174	25.32%	526	2009
	16.892731	10.360937	-38.67%	2,235	2008
	17.755498	16.892731	-4.86%	2,916	2007
	15.725424	17.755498	12.91%	1,964	2006
	15.482762	15.725424	1.57%	2,194	2005
	13.534669	15.482762	14.39%	1,009	2004
	10.000000	13.534669	35.35%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.048779	13.616322	13.01%	0	2010
	8.848051	12.048779	36.17%	0	2009
	15.182394	8.848051	-41.72%	0	2008
	14.653968	15.182394	3.61%	0	2007
	12.775168	14.653968	14.71%	0	2006
	11.464515	12.775168	11.43%	0	2005
	10.000000	11.464515	14.65%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.349276	20.742794	13.04%	0	2010
	13.477338	18.349276	36.15%	0	2009
	23.119610	13.477338	-41.71%	0	2008
	22.310173	23.119610	3.63%	0	2007
	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.449473	2.734654	11.64%	0	2010
	1.983217	2.449473	23.51%	0	2009
	9.499943	1.983217	-79.12%	0	2008
	10.000000	9.499943	-5.00%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.400618	3.802225	11.81%	0	2010
	2.763512	3.400618	23.05%	0	2009
	13.202261	2.763512	-79.07%	0	2008
	13.578458	13.202261	-2.77%	0	2007
	12.723332	13.578458	6.72%	0	2006
	12.766047	12.723332	-0.33%	0	2005
	12.017205	12.766047	6.23%	0	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.269861	13.885036	13.16%	1,488	2010
	9.811972	12.269861	25.05%	1,544	2009
	16.364280	9.811972	-40.04%	1,598	2008
	16.083909	16.364280	1.74%	1,559	2007
	14.344443	16.083909	12.13%	1,285	2006
	13.884059	14.344443	3.32%	1,283	2005
	13.020103	13.884059	6.64%	1,566	2004
	10.000000	13.020103	30.20%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.372203	19.684041	20.23%	0	2010
	12.242398	16.372203	33.73%	0	2009
	20.212960	12.242398	-39.43%	417	2008
	20.983612	20.212960	-3.67%	274	2007
	18.730671	20.983612	12.03%	182	2006
	17.472746	18.730671	7.20%	124	2005
	15.005824	17.472746	16.44%	0	2004
	10.000000	15.005824	50.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.797116	11.537443	6.86%	0	2010
	10.000000	10.797116	7.97%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.876049	11.176939	2.77%	586	2010
	10.000000	10.876049	8.76%	560	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.781286	12.047990	11.75%	0	2010
	8.500834	10.781286	26.83%	0	2009
	14.194062	8.500834	-40.11%	0	2008
	15.464005	14.194062	-8.21%	0	2007
	13.654420	15.464005	13.25%	0	2006
	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.813432	14.849104	7.50%	0	2010
	11.344216	13.813432	21.77%	0	2009
	20.717476	11.344216	-45.24%	0	2008
	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.937627	15.269272	18.02%	0	2010
	8.079521	12.937627	60.13%	0	2009
	13.133811	8.079521	-38.48%	0	2008
	12.741344	13.133811	3.08%	0	2007
	12.368215	12.741344	3.02%	0	2006
	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.473605	4.74%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.098488	10.542938	4.40%	0	2010
	9.449749	10.098488	6.87%	0	2009
	10.801613	9.449749	-12.52%	628	2008
	10.508882	10.801613	2.79%	1,169	2007
	10.385759	10.508882	1.19%	512	2006
	10.227246	10.385759	1.55%	497	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.475981	18.737473	7.22%	0	2010
	13.747430	17.475981	27.12%	0	2009
	16.550435	13.747430	-16.94%	0	2008
	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.734085	17.34%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.631181	12.766648	9.76%	0	2010
	9.369486	11.631181	24.14%	0	2009
	15.435413	9.369486	-39.30%	0	2008
	14.370562	15.435413	7.41%	0	2007
	12.937852	14.370562	11.07%	0	2006
	12.176507	12.937852	6.25%	0	2005
	11.364611	12.176507	7.14%	0	2004
	10.000000	11.364611	13.65%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.410555	10.416153	10.69%	0	2010
	8.342727	9.410555	12.80%	0	2009
	12.046716	8.342727	-30.75%	0	2008
	11.461272	12.046716	5.11%	0	2007
	10.460463	11.461272	9.57%	0	2006
	10.197428	10.460463	2.58%	0	2005
	10.000000	10.197428	1.97%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.555126	25.55%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.580117	15.581694	23.86%	0	2010
	8.435497	12.580117	49.13%	0	2009
	14.740596	8.435497	-42.77%	0	2008
	13.258421	14.740596	11.18%	0	2007
	11.054454	13.258421	19.94%	0	2006
	10.649127	11.054454	3.81%	0	2005
	10.000000	10.649127	6.49%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.506275	12.032981	4.58%	0	2010
	10.515844	11.506275	9.42%	0	2009
	10.512089	10.515844	0.04%	0	2008
	10.133529	10.512089	3.74%	0	2007
	9.990160	10.133529	1.44%	0	2006
	10.034297	9.990160	-0.44%	0	2005
	10.000000	10.034297	0.34%	0	2004*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.984654	13.201085	10.15%	0	2010
	10.197941	11.984654	17.52%	0	2009
	17.610360	10.197941	-42.09%	0	2008
	17.200484	17.610360	2.38%	0	2007
	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.161136	21.214186	23.62%	635	2010
	12.319109	17.161136	39.31%	0	2009
	19.635378	12.319109	-37.26%	0	2008
	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.592697	11.899828	2.65%	2,108	2010
	10.771404	11.592697	7.62%	820	2009
	11.208694	10.771404	-3.90%	6,155	2008
	10.484510	11.208694	6.91%	1,418	2007
	10.568371	10.484510	-0.79%	1,653	2006
	10.655487	10.568371	-0.82%	1,778	2005
	10.312673	10.655487	3.32%	1,467	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.178528	13.540946	11.19%	0	2010
	10.589505	12.178528	15.01%	0	2009
	16.615074	10.589505	-36.27%	0	2008
	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.632166	13.514572	16.18%	3,016	2010
	9.177100	11.632166	26.75%	4,884	2009
	12.449547	9.177100	-26.29%	4,236	2008
	13.067810	12.449547	-4.73%	0	2007
	11.130171	13.067810	17.41%	0	2006
	10.000000	11.130171	11.30%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.986146	12.847133	7.18%	0	2010
	10.000000	11.986146	19.86%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.069221	19.744723	22.87%	37	2010
	13.162024	16.069221	22.09%	0	2009
	19.511021	13.162024	-32.54%	0	2008
	20.115008	19.511021	-3.00%	0	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.598052	14.090582	11.85%	1,817	2010
	10.235430	12.598052	23.08%	1,817	2009
	16.723589	10.235430	-38.80%	2,449	2008
	16.313974	16.723589	2.51%	2,449	2007
	14.500481	16.313974	12.51%	2,520	2006
	14.218015	14.500481	1.99%	2,680	2005
	13.194190	14.218015	7.76%	3,073	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.682796	14.248269	12.34%	1,670	2010
	10.625956	12.682796	19.36%	1,670	2009
	15.484277	10.625956	-31.38%	1,681	2008
	14.842000	15.484277	4.33%	1,681	2007
	13.078414	14.842000	13.48%	1,681	2006
	12.862598	13.078414	1.68%	2,151	2005
	12.569236	12.862598	2.33%	361	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.987081	12.758061	27.75%	0	2010
	8.132281	9.987081	22.81%	0	2009
	13.383655	8.132281	-39.24%	0	2008
	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.280037	13.551526	10.35%	0	2010
	11.102725	12.280037	10.60%	0	2009
	16.166502	11.102725	-31.32%	0	2008
	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.163853	11.804436	5.74%	3,561	2010
	9.514651	11.163853	17.33%	3,561	2009
	10.539678	9.514651	-9.73%	4,415	2008
	10.266953	10.539678	2.66%	4,415	2007
	10.116795	10.266953	1.48%	4,511	2006
	10.258337	10.116795	-1.38%	4,511	2005
	10.167671	10.258337	0.89%	4,652	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.648227	11.702681	9.90%	0	2010
	8.797094	10.648227	21.04%	0	2009
	12.039071	8.797094	-26.93%	0	2008
	11.372528	12.039071	5.86%	0	2007
	10.627320	11.372528	7.01%	0	2006
	10.000000	10.627320	6.27%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.546772	11.774845	11.64%	1,118	2010
	8.401962	10.546772	25.53%	1,121	2009
	12.804368	8.401962	-34.38%	1,125	2008
	11.925522	12.804368	7.37%	7,197	2007
	10.932085	11.925522	9.09%	0	2006
	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.302965	11.659781	13.17%	4,350	2010
	8.043137	10.302965	28.10%	7,970	2009
	13.322549	8.043137	-39.63%	7,847	2008
	12.283828	13.322549	8.46%	5,785	2007
	11.138935	12.283828	10.28%	0	2006
	10.000000	11.138935	11.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.821692	16.082808	16.36%	0	2010
	9.591436	13.821692	44.10%	0	2009
	21.543912	9.591436	-55.48%	0	2008
	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.494586	14.021290	12.22%	8,038	2010
	9.851363	12.494586	26.83%	9,907	2009
	17.642038	9.851363	-44.16%	10,647	2008
	17.841935	17.642038	-1.12%	7,924	2007
	15.234015	17.841935	17.12%	9,198	2006
	14.776419	15.234015	3.10%	20,612	2005
	13.603772	14.776419	8.62%	19,598	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.799969	14.272534	20.95%	2,613	2010
	9.443148	11.799969	24.96%	2,542	2009
	18.354004	9.443148	-48.55%	4,100	2008
	14.841311	18.354004	23.67%	9,637	2007
	14.260291	14.841311	4.07%	10,917	2006
	13.840838	14.260291	3.03%	22,536	2005
	13.744768	13.840838	0.70%	16,983	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.372363	11.943367	5.02%	13,990	2010
	10.085775	11.372363	12.76%	16,854	2009
	10.698836	10.085775	-5.73%	21,312	2008
	10.527722	10.698836	1.63%	14,904	2007
	10.352158	10.527722	1.70%	8,204	2006
	10.403467	10.352158	-0.49%	3,731	2005
	10.225391	10.403467	1.74%	3,073	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.857680	24.931965	25.55%	10,826	2010
	14.551074	19.857680	36.47%	9,898	2009
	24.674874	14.551074	-41.03%	9,843	2008
	21.911113	24.674874	12.61%	23,309	2007
	19.961162	21.911113	9.77%	25,096	2006
	17.319629	19.961162	15.25%	36,067	2005
	14.228073	17.319629	21.73%	18,926	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.706489	18.407275	10.18%	0	2010
	13.554576	16.706489	23.25%	0	2009
	24.770690	13.554576	-45.28%	0	2008
	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.271565	12.418659	10.18%	163	2010
	9.146498	11.271565	23.23%	0	2009
	16.710756	9.146498	-45.27%	0	2008
	14.620747	16.710756	14.29%	0	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.632125	19.285662	23.37%	995	2010
	10.186508	15.632125	53.46%	995	2009
	21.415648	10.186508	-52.43%	995	2008
	20.801986	21.415648	2.95%	7,517	2007
	18.361767	20.801986	13.29%	8,501	2006
	18.356870	18.361767	0.03%	8,332	2005
	16.513232	18.356870	11.16%	2,440	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.172991	11.193004	10.03%	2,830	2010
	7.682907	10.172991	32.41%	6,941	2009
	11.185080	7.682907	-31.31%	8,889	2008
	11.040930	11.185080	1.31%	426	2007
	10.000000	11.040930	10.41%	426	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.691092	14.951559	17.81%	9,668	2010
	11.075583	12.691092	14.59%	12,312	2009
	15.559038	11.075583	-28.82%	13,079	2008
	16.375723	15.559038	-4.99%	15,007	2007
	14.317130	16.375723	14.38%	15,259	2006
	14.174982	14.317130	1.00%	15,942	2005
	13.077676	14.174982	8.39%	9,167	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.478949	20.633627	25.21%	1,721	2010
	13.066078	16.478949	26.12%	1,977	2009
	19.976991	13.066078	-34.59%	0	2008
	20.959357	19.976991	-4.69%	0	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.332565	8.971226	7.66%	0	2010
	6.551202	8.332565	27.19%	0	2009
	10.000000	6.551202	-34.49%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.443947	17.722721	14.76%	0	2010
	9.161213	15.443947	68.58%	0	2009
	19.823856	9.161213	-53.79%	0	2008
	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.717552	18.756014	5.86%	0	2010
	13.239602	17.717552	33.82%	0	2009
	22.741356	13.239602	-41.78%	0	2008
	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.832119	13.584255	5.86%	1,995	2010
	9.578090	12.832119	33.97%	1,995	2009
	16.455978	9.578090	-41.80%	6,028	2008
	14.599101	16.455978	12.72%	3,912	2007
	12.307923	14.599101	18.62%	3,275	2006
	11.443684	12.307923	7.55%	1,995	2005
	10.000000	11.443684	14.44%	1,995	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.967081	15.600261	11.69%	0	2010
	12.051193	13.967081	15.90%	0	2009
	11.619981	12.051193	3.71%	0	2008
	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.295632	2.96%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.269173	12.69%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.886204	12.247006	12.50%	1,703	2010
	9.234852	10.886204	17.88%	1,703	2009
	16.484146	9.234852	-43.98%	1,703	2008
	15.110168	16.484146	9.09%	1,703	2007
	14.589032	15.110168	3.57%	1,908	2006
	13.758790	14.589032	6.03%	1,909	2005
	13.250739	13.758790	3.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.589191	16.878303	15.69%	2,018	2010
	10.522032	14.589191	38.65%	4,481	2009
	20.381302	10.522032	-48.37%	5,755	2008
	18.882706	20.381302	7.94%	329	2007
	16.632103	18.882706	13.53%	329	2006
	15.586844	16.632103	6.71%	330	2005
	13.847484	15.586844	12.56%	331	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.777147	12.498301	6.12%	1,613	2010
	10.000000	11.777147	17.77%	1,613	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.849482	15.678093	5.58%	0	2010
	12.108937	14.849482	22.63%	0	2009
	14.773086	12.108937	-18.03%	0	2008
	13.719160	14.773086	7.68%	0	2007
	12.723262	13.719160	7.83%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.266141	17.953094	3.98%	3,783	2010
	12.109370	17.266141	42.58%	6,036	2009
	22.268831	12.109370	-45.62%	4,904	2008
	16.692231	22.268831	33.41%	0	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.175471	11.75%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.328647	26.041338	22.10%	0	2010
	12.197147	21.328647	74.87%	58	2009
	26.138542	12.197147	-53.34%	73	2008
	20.902675	26.138542	25.05%	30	2007
	14.590722	20.902675	43.26%	601	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.156646	38.037001	22.08%	0	2010
	17.817522	31.156646	74.87%	0	2009
	38.198229	17.817522	-53.36%	0	2008
	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.884210	14.110530	9.52%	3,055	2010
	9.485726	12.884210	35.83%	3,055	2009
	15.414900	9.485726	-38.46%	3,206	2008
	14.220129	15.414900	8.40%	3,276	2007
	13.570197	14.220129	4.79%	3,335	2006
	13.332303	13.570197	1.78%	3,400	2005
	12.527515	13.332303	6.42%	3,467	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.729169	15.996542	8.60%	12,057	2010
	12.318074	14.729169	19.57%	14,672	2009
	18.756381	12.318074	-34.33%	10,017	2008
	17.854393	18.756381	5.05%	11,281	2007
	15.171686	17.854393	17.68%	11,997	2006
	14.592051	15.171686	3.97%	11,579	2005
	13.013769	14.592051	12.13%	5,188	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.673806	6.74%	802	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.373903	11.199239	7.96%	356	2010
	8.456758	10.373903	22.67%	384	2009
	12.210926	8.456758	-32.01%	941	2008
	11.700177	12.210926	4.37%	977	2007
	10.850348	11.700177	7.83%	1,008	2006
	10.683783	10.850348	1.56%	1,040	2005
	10.000000	10.683783	6.84%	541	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.653953	11.502771	19.15%	0	2010
	7.349792	9.653953	31.35%	0	2009
	14.052853	7.349792	-47.70%	0	2008
	13.944859	14.052853	0.77%	4,363	2007
	11.566642	13.944859	20.56%	2,738	2006
	10.000000	11.566642	15.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.481500	9.748031	2.81%	7,603	2010
	8.567794	9.481500	10.66%	9,528	2009
	10.135052	8.567794	-15.46%	13,968	2008
	9.907529	10.135052	2.30%	14,496	2007
	9.736191	9.907529	1.76%	7,520	2006
	9.828001	9.736191	-0.93%	2,305	2005
	9.986709	9.828001	-1.59%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.556295	12.330071	16.80%	0	2010
	8.806539	10.556295	19.87%	0	2009
	14.900766	8.806539	-40.90%	0	2008
	15.183234	14.900766	-1.86%	0	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.448019	14.933971	19.97%	1,556	2010
	9.699424	12.448019	28.34%	1,556	2009
	16.403325	9.699424	-40.87%	954	2008
	15.611658	16.403325	5.07%	8,880	2007
	14.059715	15.611658	11.04%	6,995	2006
	13.473176	14.059715	4.35%	3,044	2005
	12.179899	13.473176	10.62%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.353990	13.650464	10.49%	59	2010
	10.000000	12.353990	23.54%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.899746	9.735136	9.39%	13,431	2010
	7.384802	8.899746	20.51%	20,798	2009
	10.769435	7.384802	-31.43%	10,007	2008
	10.391833	10.769435	3.63%	9,811	2007
	10.000000	10.391833	3.92%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.053791	10.405675	3.50%	14,219	2010
	9.180297	10.053791	9.51%	16,889	2009
	10.431022	9.180297	-11.99%	8,798	2008
	10.374046	10.431022	0.55%	9,849	2007
	10.000000	10.374046	3.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.873794	10.731545	8.69%	997	2010
	7.140620	9.873794	38.28%	0	2009
	11.917257	7.140620	-40.08%	0	2008
	10.672505	11.917257	11.66%	0	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.228464	9.497129	15.42%	1,854	2010
	6.071730	8.228464	35.52%	0	2009
	11.146413	6.071730	-45.53%	75	2008
	10.202232	11.146413	9.25%	69	2007
	10.000000	10.202232	2.02%	74	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.514524	8.143431	8.37%	17,721	2010
	5.888236	7.514524	27.62%	24,256	2009
	9.736275	5.888236	-39.52%	11,497	2008
	10.000000	9.736275	-2.64%	10,484	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.878228	15.334927	10.50%	1,794	2010
	9.734279	13.878228	42.57%	1,794	2009
	13.843431	9.734279	-29.68%	1,794	2008
	13.747460	13.843431	0.70%	1,794	2007
	12.727746	13.747460	8.01%	1,794	2006
	12.730150	12.727746	-0.02%	1,794	2005
	11.840898	12.730150	7.51%	1,794	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.306291	12.493682	10.50%	0	2010
	7.925884	11.306291	42.65%	0	2009
	11.288687	7.925884	-29.79%	0	2008
	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.577228	8.537717	12.68%	0	2010
	5.072828	7.577228	49.37%	0	2009
	10.000000	5.072828	-49.27%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.792321	9.402248	20.66%	6,453	2010
	6.078957	7.792321	28.19%	9,914	2009
	10.000000	6.078957	-39.21%	10,855	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.962997	8.938980	12.26%	0	2010
	6.311827	7.962997	26.16%	0	2009
	10.000000	6.311827	-36.88%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.200321	9.919113	7.81%	12,957	2010
	7.863141	9.200321	17.01%	11,681	2009
	10.000000	7.863141	-21.37%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.664336	9.509062	9.75%	0	2010
	7.146054	8.664336	21.25%	0	2009
	10.000000	7.146054	-28.54%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.938708	10.365215	4.29%	46,212	2010
	9.005325	9.938708	10.36%	0	2009
	10.000000	9.005325	-9.95%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.932762	9.714820	8.75%	10,593	2010
	7.501354	8.932762	19.08%	0	2009
	10.000000	7.501354	-24.99%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.387218	9.280464	10.65%	0	2010
	6.785554	8.387218	23.60%	0	2009
	10.000000	6.785554	-32.14%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.469522	10.082438	6.47%	0	2010
	8.240441	9.469522	14.92%	0	2009
	10.000000	8.240441	-17.60%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.356999	10.799155	4.27%	5,629	2010
	9.767091	10.356999	6.04%	7,736	2009
	10.000000	9.767091	-2.33%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.111871	11.731232	5.57%	0	2010
	9.772882	11.111871	13.70%	0	2009
	10.000000	9.772882	-2.27%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.092402	35.193957	13.19%	0	2010
	19.523400	31.092402	59.26%	0	2009
	47.527096	19.523400	-58.92%	0	2008
	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.741169	21.209000	13.17%	0	2010
	11.767872	18.741169	59.26%	0	2009
	28.602167	11.767872	-58.86%	0	2008
	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.313330	11.575769	2.32%	10,707	2010
	11.282253	11.313330	0.28%	13,870	2009
	10.725721	11.282253	5.19%	13,639	2008
	10.251375	10.725721	4.63%	14,660	2007
	10.157990	10.251375	0.92%	8,248	2006
	10.073025	10.157990	0.84%	6,500	2005
	9.989553	10.073025	0.84%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.852649	7.561895	10.35%	0	2010
	5.421013	6.852649	26.41%	0	2009
	10.000000	5.421013	-45.79%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.043441	8.435671	4.88%	0	2010
	6.404701	8.043441	25.59%	0	2009
	11.525594	6.404701	-44.43%	0	2008
	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.473283	16.200999	11.94%	161,604	2010
	11.651691	14.473283	24.22%	175,337	2009
	18.893750	11.651691	-38.33%	196,067	2008
	18.262793	18.893750	3.45%	206,681	2007
	16.001796	18.262793	14.13%	212,185	2006
	15.181595	16.001796	5.40%	219,594	2005
	13.634433	15.181595	11.35%	115,580	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.456955	12.285861	7.23%	6,303	2010
	10.000000	11.456955	14.57%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.012377	13.141486	9.40%	0	2010
	10.000000	12.012377	20.12%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.466489	11.856895	3.40%	46,622	2010
	10.764505	11.466489	6.52%	48,914	2009
	11.730073	10.764505	-8.23%	57,933	2008
	11.400425	11.730073	2.89%	65,576	2007
	10.996193	11.400425	3.68%	68,428	2006
	10.899641	10.996193	0.89%	71,324	2005
	10.665718	10.899641	2.19%	34,896	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.072959	14.159159	8.31%	403,917	2010
	11.237250	13.072959	16.34%	467,284	2009
	14.983500	11.237250	-25.00%	517,500	2008
	14.524060	14.983500	3.16%	559,162	2007
	13.356251	14.524060	8.74%	561,975	2006
	12.982902	13.356251	2.88%	448,692	2005
	12.137820	12.982902	6.96%	285,424	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.003189	15.429355	10.18%	258,377	2010
	11.528165	14.003189	21.47%	277,761	2009
	17.207732	11.528165	-33.01%	338,851	2008
	16.602976	17.207732	3.64%	408,322	2007
	14.843088	16.602976	11.86%	423,591	2006
	14.195319	14.843088	4.56%	409,000	2005
	12.968571	14.195319	9.46%	288,618	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.337256	13.073475	5.97%	99,740	2010
	11.028259	12.337256	11.87%	105,405	2009
	13.293726	11.028259	-17.04%	118,163	2008
	12.861755	13.293726	3.36%	113,852	2007
	12.147263	12.861755	5.88%	116,282	2006
	11.904707	12.147263	2.04%	137,283	2005
	11.376700	11.904707	4.64%	89,585	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.426672	20.244067	23.24%	1,412	2010
	12.300771	16.426672	33.54%	1,412	2009
	19.827051	12.300771	-37.96%	1,412	2008
	18.879598	19.827051	5.02%	2,157	2007
	17.592905	18.879598	7.31%	2,157	2006
	16.070571	17.592905	9.47%	2,157	2005
	14.220117	16.070571	13.01%	745	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.874059	9.642034	-2.35%	13,210	2010
	10.107442	9.874059	-2.31%	22,620	2009
	10.142390	10.107442	-0.34%	27,012	2008
	9.912735	10.142390	2.32%	17,271	2007
	9.710708	9.912735	2.08%	1,024	2006
	9.685343	9.710708	0.26%	7,164	2005
	9.838596	9.685343	-1.56%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.544789	12.467171	7.99%	1,227	2010
	9.505138	11.544789	21.46%	0	2009
	11.768953	9.505138	-19.24%	0	2008
	11.520873	11.768953	2.15%	0	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.011424	8.903358	11.13%	4,953	2010
	6.027735	8.011424	32.91%	7,981	2009
	10.000000	6.027735	-39.72%	6,987	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.866269	14.338844	3.41%	0	2010
	10.964559	13.866269	26.46%	0	2009
	20.980728	10.964559	-47.74%	0	2008
	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.869581	10.201682	3.36%	0	2010
	7.805251	9.869581	26.45%	0	2009
	14.927787	7.805251	-47.71%	2,790	2008
	14.887375	14.927787	0.27%	3,407	2007
	12.454076	14.887375	19.54%	1,599	2006
	11.406809	12.454076	9.18%	0	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.907436	8.907693	12.65%	2,733	2010
	6.260205	7.907436	26.31%	4,447	2009
	10.000000	6.260205	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.774100	8.559142	10.10%	1,835	2010
	6.248393	7.774100	24.42%	1,942	2009
	10.000000	6.248393	-37.52%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.635585	9.429899	23.50%	5,671	2010
	6.171167	7.635585	23.73%	6,410	2009
	10.000000	6.171167	-38.29%	3,469	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.473892	9.899476	16.82%	5,215	2010
	6.651221	8.473892	27.40%	5,825	2009
	10.000000	6.651221	-33.49%	5,617	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.067857	13.521315	22.17%	0	2010
	8.911497	11.067857	24.20%	0	2009
	17.070507	8.911497	-47.80%	0	2008
	15.966679	17.070507	6.91%	0	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.025902	19.792806	23.51%	0	2010
	13.039574	16.025902	22.90%	0	2009
	19.725378	13.039574	-33.89%	0	2008
	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.844558	19.337540	22.05%	0	2010
	12.070166	15.844558	31.27%	0	2009
	20.052236	12.070166	-39.81%	603	2008
	20.155684	20.052236	-0.51%	556	2007
	18.468949	20.155684	9.13%	583	2006
	16.884771	18.468949	9.38%	0	2005
	14.556637	16.884771	15.99%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.890424	13.146590	10.56%	4,219	2010
	9.698093	11.890424	22.61%	5,691	2009
	17.010187	9.698093	-42.99%	6,938	2008
	16.147227	17.010187	5.34%	5,949	2007
	14.580741	16.147227	10.74%	3,586	2006
	13.948628	14.580741	4.53%	0	2005
	13.040944	13.948628	6.96%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.065788	8.957588	26.77%	0	2010
	5.544191	7.065788	27.44%	0	2009
	10.000000	5.544191	-44.56%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.236421	10.237763	0.01%	0	2010
	9.786923	10.236421	4.59%	0	2009
	10.000000	9.786923	-2.13%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.205898	14.345027	8.63%	0	2010
	10.000000	13.205898	32.06%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.832801	13.598696	5.97%	25,986	2010
	10.000000	12.832801	28.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.829265	13.323024	3.85%	4,337	2010
	10.000000	12.829265	28.29%	5,232	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.938547	14.586241	12.73%	2,389	2010
	10.329810	12.938547	25.25%	2,068	2009
	16.850630	10.329810	-38.70%	2,772	2008
	17.720355	16.850630	-4.91%	5,571	2007
	15.702314	17.720355	12.85%	5,352	2006
	15.467889	15.702314	1.52%	2,781	2005
	13.528592	15.467889	14.33%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.013919	13.569990	12.95%	3,188	2010
	8.826967	12.013919	36.10%	3,188	2009
	15.153984	8.826967	-41.75%	3,188	2008
	14.634069	15.153984	3.55%	3,188	2007
	12.764329	14.634069	14.65%	3,188	2006
	11.460639	12.764329	11.38%	3,188	2005
	10.000000	11.460639	14.61%	3,188	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.284795	20.659336	12.99%	0	2010
	13.436850	18.284795	36.08%	0	2009
	23.061990	13.436850	-41.74%	0	2008
	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.446124	2.729517	11.59%	0	2010
	1.981521	2.446124	23.45%	0	2009
	9.496694	1.981521	-79.13%	0	2008
	10.000000	9.496694	-5.03%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.388647	3.786902	11.75%	0	2010
	2.755198	3.388647	22.99%	0	2009
	13.169345	2.755198	-79.08%	0	2008
	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.226742	13.829177	13.11%	7,689	2010
	9.782496	12.226742	24.99%	8,849	2009
	16.323497	9.782496	-40.07%	8,101	2008
	16.052090	16.323497	1.69%	7,732	2007
	14.323371	16.052090	12.07%	5,701	2006
	13.870747	14.323371	3.26%	2,416	2005
	13.014275	13.870747	6.58%	3,007	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.314643	19.604814	20.17%	219	2010
	12.205611	16.314643	33.67%	0	2009
	20.162577	12.205611	-39.46%	1,447	2008
	20.942082	20.162577	-3.72%	1,076	2007
	18.703144	20.942082	11.97%	577	2006
	17.455969	18.703144	7.14%	0	2005
	14.999099	17.455969	16.38%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.793425	11.527596	6.80%	0	2010
	10.000000	10.793425	7.93%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.872327	11.167393	2.71%	4,374	2010
	10.000000	10.872327	8.72%	2,613	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.744545	12.000790	11.69%	1,351	2010
	8.476199	10.744545	26.76%	1,351	2009
	14.160200	8.476199	-40.14%	1,351	2008
	15.435062	14.160200	-8.26%	1,351	2007
	13.635814	15.435062	13.20%	1,351	2006
	13.269238	13.635814	2.76%	1,351	2005
	12.229585	13.269238	8.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.766383	14.790969	7.44%	0	2010
	11.311362	13.766383	21.70%	0	2009
	20.668072	11.311362	-45.27%	0	2008
	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.893511	15.209428	17.96%	573	2010
	8.056091	12.893511	60.05%	698	2009
	13.102459	8.056091	-38.51%	860	2008
	12.717468	13.102459	3.03%	999	2007
	12.351340	12.717468	2.96%	1,141	2006
	11.966471	12.351340	3.22%	1,187	2005
	11.667245	11.966471	2.56%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.470052	4.70%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.064089	10.501649	4.35%	427	2010
	9.422377	10.064089	6.81%	428	2009
	10.775844	9.422377	-12.56%	8,101	2008
	10.489208	10.775844	2.73%	8,905	2007
	10.371604	10.489208	1.13%	3,954	2006
	10.218514	10.371604	1.50%	441	2005
	10.054892	10.218514	1.63%	441	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.413468	18.660893	7.16%	0	2010
	13.705265	17.413468	27.06%	0	2009
	16.508130	13.705265	-16.98%	0	2008
	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.730096	17.30%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.593252	12.718513	9.71%	0	2010
	9.343715	11.593252	24.08%	0	2009
	15.400843	9.343715	-39.33%	0	2008
	14.345761	15.400843	7.35%	0	2007
	12.922120	14.345761	11.02%	0	2006
	12.167908	12.922120	6.20%	0	2005
	11.362407	12.167908	7.09%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.385874	10.383527	10.63%	0	2010
	8.325120	9.385874	12.74%	0	2009
	12.027462	8.325120	-30.78%	0	2008
	11.448847	12.027462	5.05%	0	2007
	10.454452	11.448847	9.51%	0	2006
	10.196770	10.454452	2.53%	0	2005
	10.000000	10.196770	1.97%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.552175	25.52%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.547116	15.532874	23.80%	106	2010
	8.417684	12.547116	49.06%	0	2009
	14.717019	8.417684	-42.80%	0	2008
	13.244038	14.717019	11.12%	0	2007
	11.048096	13.244038	19.88%	0	2006
	10.648443	11.048096	3.75%	0	2005
	10.000000	10.648443	6.48%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.476127	11.995313	4.52%	0	2010
	10.493662	11.476127	9.36%	0	2009
	10.495286	10.493662	-0.02%	0	2008
	10.122540	10.495286	3.68%	0	2007
	9.984422	10.122540	1.38%	0	2006
	10.033652	9.984422	-0.49%	0	2005
	10.000000	10.033652	0.34%	0	2004*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.942518	13.147939	10.09%	0	2010
	10.167288	11.942518	17.46%	0	2009
	17.566454	10.167288	-42.12%	0	2008
	17.166433	17.566454	2.33%	0	2007
	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.100771	21.128751	23.55%	2,219	2010
	12.282067	17.100771	39.23%	2,278	2009
	19.586401	12.282067	-37.29%	1,593	2008
	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.551209	11.851172	2.60%	15,758	2010
	10.738353	11.551209	7.57%	13,580	2009
	11.180025	10.738353	-3.95%	14,925	2008
	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.135704	13.486422	11.13%	0	2010
	10.557676	12.135704	14.95%	0	2009
	16.573641	10.557676	-36.30%	0	2008
	17.057428	16.573641	-2.84%	0	2007
	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.604397	13.475405	16.12%	1,002	2010
	9.159881	11.604397	26.69%	1,073	2009
	12.432558	9.159881	-26.32%	472	2008
	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.982048	12.836169	7.13%	0	2010
	10.000000	11.982048	19.82%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.012711	19.665233	22.81%	309	2010
	13.122465	16.012711	22.03%	330	2009
	19.462376	13.122465	-32.58%	317	2008
	20.075193	19.462376	-3.05%	0	2007
	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.553785	14.033887	11.79%	869	2010
	10.204691	12.553785	23.02%	0	2009
	16.681925	10.204691	-38.83%	0	2008
	16.281704	16.681925	2.46%	0	2007
	14.479184	16.281704	12.45%	0	2006
	14.204392	14.479184	1.93%	0	2005
	13.188293	14.204392	7.70%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.638232	14.190947	12.29%	1,203	2010
	10.594037	12.638232	19.30%	1,239	2009
	15.445686	10.594037	-31.41%	229	2008
	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	0	2006
	12.850257	13.059200	1.63%	0	2005
	12.563613	12.850257	2.28%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.951947	12.706670	27.68%	0	2010
	8.107832	9.951947	22.74%	0	2009
	13.350271	8.107832	-39.27%	0	2008
	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.236859	13.496971	10.30%	0	2010
	11.069359	12.236859	10.55%	0	2009
	16.126182	11.069359	-31.36%	0	2008
	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.124607	11.756935	5.68%	1,108	2010
	9.486055	11.124607	17.27%	1,108	2009
	10.513384	9.486055	-9.77%	1,108	2008
	10.246616	10.513384	2.60%	1,108	2007
	10.101910	10.246616	1.43%	1,142	2006
	10.248489	10.101910	-1.43%	1,142	2005
	10.163117	10.248489	0.84%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.622805	11.668764	9.85%	0	2010
	8.780596	10.622805	20.98%	0	2009
	12.022652	8.780596	-26.97%	0	2008
	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.521587	11.740719	11.59%	0	2010
	8.386197	10.521587	25.46%	0	2009
	12.786907	8.386197	-34.42%	0	2008
	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.278354	11.625970	13.11%	0	2010
	8.028052	10.278354	28.03%	0	2009
	13.304385	8.028052	-39.66%	0	2008
	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.788695	16.036193	16.30%	0	2010
	9.573439	13.788695	44.03%	0	2009
	21.514558	9.573439	-55.50%	0	2008
	15.137362	21.514558	42.13%	0	2007
	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.450652	13.964827	12.16%	3,039	2010
	9.821749	12.450652	26.77%	2,077	2009
	17.598043	9.821749	-44.19%	2,099	2008
	17.806618	17.598043	-1.17%	785	2007
	15.211627	17.806618	17.06%	809	2006
	14.762249	15.211627	3.04%	809	2005
	13.597681	14.762249	8.56%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.758494	14.215098	20.89%	2,860	2010
	9.414779	11.758494	24.89%	1,997	2009
	18.308274	9.414779	-48.58%	1,971	2008
	14.811943	18.308274	23.60%	1,696	2007
	14.239339	14.811943	4.02%	1,747	2006
	13.827562	14.239339	2.98%	1,747	2005
	13.738615	13.827562	0.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.332348	11.895243	4.97%	22,658	2010
	10.055439	11.332348	12.70%	24,162	2009
	10.672126	10.055439	-5.78%	21,911	2008
	10.506855	10.672126	1.57%	0	2007
	10.336916	10.506855	1.64%	0	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.787872	24.831608	25.49%	8,964	2010
	14.507346	19.787872	36.40%	10,176	2009
	24.613346	14.507346	-41.06%	8,487	2008
	21.867734	24.613346	12.56%	0	2007
	19.931837	21.867734	9.71%	0	2006
	17.303008	19.931837	15.19%	0	2005
	14.221699	17.303008	21.67%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.647757	18.333183	10.12%	0	2010
	13.513841	16.647757	23.19%	0	2009
	24.708942	13.513841	-45.31%	0	2008
	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.238942	12.376383	10.12%	3,540	2010
	9.124698	11.238942	23.17%	3,515	2009
	16.679478	9.124698	-45.29%	2,718	2008
	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.577185	19.208053	23.31%	0	2010
	10.155901	15.577185	53.38%	0	2009
	21.362284	10.155901	-52.46%	0	2008
	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.153879	11.166252	9.97%	0	2010
	7.672400	10.153879	32.34%	0	2009
	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.646482	14.891375	17.75%	0	2010
	11.042301	12.646482	14.53%	0	2009
	15.520249	11.042301	-28.85%	0	2008
	16.343309	15.520249	-5.04%	0	2007
	14.296091	16.343309	14.32%	0	2006
	14.161382	14.296091	0.95%	0	2005
	13.071811	14.161382	8.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.421012	20.550577	25.15%	1,545	2010
	13.026819	16.421012	26.06%	1,480	2009
	19.927201	13.026819	-34.63%	615	2008
	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.325434	8.958954	7.61%	0	2010
	6.548953	8.325434	27.13%	0	2009
	10.000000	6.548953	-34.51%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.407057	17.671351	14.70%	0	2010
	9.144014	15.407057	68.49%	0	2009
	19.796830	9.144014	-53.81%	0	2008
	15.762654	19.796830	25.59%	0	2007
	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.655265	18.680522	5.81%	0	2010
	13.199814	17.655265	33.75%	0	2009
	22.684654	13.199814	-41.81%	0	2008
	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.794950	13.537970	5.81%	12,882	2010
	9.555241	12.794950	33.91%	13,390	2009
	16.425141	9.555241	-41.83%	11,252	2008
	14.579250	16.425141	12.66%	0	2007
	12.297462	14.579250	18.55%	0	2006
	11.439805	12.297462	7.50%	0	2005
	10.000000	11.439805	14.40%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.933746	15.555060	11.64%	0	2010
	12.028607	13.933746	15.84%	0	2009
	11.604135	12.028607	3.66%	0	2008
	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.294763	2.95%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.268224	12.68%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.847943	12.197719	12.44%	0	2010
	9.207106	10.847943	17.82%	0	2009
	16.443058	9.207106	-44.01%	0	2008
	15.080259	16.443058	9.04%	0	2007
	14.567589	15.080259	3.52%	0	2006
	13.745581	14.567589	5.98%	0	2005
	13.244803	13.745581	3.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.537893	16.810350	15.63%	0	2010
	10.490410	14.537893	38.58%	0	2009
	20.330496	10.490410	-48.40%	0	2008
	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	0	2006
	15.571898	16.607666	6.65%	0	2005
	13.841282	15.571898	12.50%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.773123	12.487637	6.07%	0	2010
	10.000000	11.773123	17.73%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.797281	15.614982	5.53%	0	2010
	12.072551	14.797281	22.57%	0	2009
	14.736249	12.072551	-18.08%	0	2008
	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.205426	17.880799	3.93%	7,735	2010
	12.072964	17.205426	42.51%	7,271	2009
	22.213295	12.072964	-45.65%	5,832	2008
	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.171688	11.72%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.266882	25.952659	22.03%	0	2010
	12.168060	21.266882	74.78%	0	2009
	26.089636	12.168060	-53.36%	0	2008
	20.874311	26.089636	24.98%	0	2007
	14.578351	20.874311	43.19%	0	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.047157	37.883958	22.02%	0	2010
	17.763998	31.047157	74.78%	0	2009
	38.103065	17.763998	-53.38%	0	2008
	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.838881	14.053687	9.46%	0	2010
	9.457199	12.838881	35.76%	0	2009
	15.376435	9.457199	-38.50%	0	2008
	14.191951	15.376435	8.35%	0	2007
	13.550232	14.191951	4.74%	0	2006
	13.319487	13.550232	1.73%	0	2005
	12.521890	13.319487	6.37%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.677396	15.932162	8.55%	13,737	2010
	12.281065	14.677396	19.51%	13,315	2009
	18.709634	12.281065	-34.36%	8,974	2008
	17.819068	18.709634	5.00%	1,569	2007
	15.149396	17.819068	17.62%	1,617	2006
	14.578054	15.149396	3.92%	1,617	2005
	13.079460	14.578054	12.07%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.670183	6.70%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.344039	11.161279	7.90%	0	2010
	8.436738	10.344039	22.61%	0	2009
	12.188273	8.436738	-32.04%	0	2008
	11.684497	12.188273	4.31%	0	2007
	10.841351	11.684497	7.78%	0	2006
	10.680374	10.841351	1.51%	0	2005
	10.000000	10.680374	6.80%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.630915	11.469464	19.09%	0	2010
	7.336000	9.630915	31.28%	0	2009
	14.033685	7.336000	-47.73%	0	2008
	13.933014	14.033685	0.72%	0	2007
	11.562722	13.933014	20.50%	0	2006
	10.000000	11.562722	15.63%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.448186	9.708807	2.76%	8,591	2010
	8.542060	9.448186	10.61%	8,269	2009
	10.109792	8.542060	-15.51%	5,381	2008
	9.887928	10.109792	2.24%	0	2007
	9.721871	9.887928	1.71%	0	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.519198	12.280472	16.74%	0	2010
	8.780080	10.519198	19.81%	0	2009
	14.863630	8.780080	-40.93%	0	2008
	15.153195	14.863630	-1.91%	0	2007
	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.405589	14.875456	19.91%	0	2010
	9.671311	12.405589	28.27%	0	2009
	16.364175	9.671311	-40.90%	0	2008
	15.582420	16.364175	5.02%	0	2007
	14.040548	15.582420	10.98%	0	2006
	13.461682	14.040548	4.30%	0	2005
	12.175732	13.461682	10.65%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.349779	13.638833	10.44%	15,384	2010
	10.000000	12.349779	23.50%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.883044	9.711892	9.33%	976,420	2010
	7.374717	8.883044	20.45%	1,003,812	2009
	10.760245	7.374717	-31.46%	665,988	2008
	10.388304	10.760245	3.58%	0	2007
	10.000000	10.388304	3.88%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.034933	10.380839	3.45%	857,901	2010
	9.167766	10.034933	9.46%	879,764	2009
	10.422119	9.167766	-12.04%	556,492	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.855254	10.705912	8.63%	9,957	2010
	7.130857	9.855254	38.21%	9,701	2009
	11.907068	7.130857	-40.11%	7,523	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.213007	9.474450	15.36%	12,602	2010
	6.063428	8.213007	35.45%	12,748	2009
	11.136891	6.063428	-45.56%	9,090	2008
	10.198772	11.136891	9.20%	0	2007
	10.000000	10.198772	1.99%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.504244	8.128126	8.31%	1,211,686	2010
	5.883189	7.504244	27.55%	1,234,183	2009
	9.732937	5.883189	-39.55%	849,136	2008
	10.000000	9.732937	-2.67%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.829411	15.273172	10.44%	0	2010
	9.705005	13.829411	42.50%	0	2009
	13.808890	9.705005	-29.72%	0	2008
	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.279336	12.457517	10.45%	0	2010
	7.911027	11.279336	42.58%	0	2009
	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.983124	35.052336	13.13%	0	2010
	19.464746	30.983124	59.18%	0	2009
	47.408702	19.464746	-58.94%	0	2008
	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.686852	21.136729	13.11%	0	2010
	11.739775	18.686852	59.18%	0	2009
	28.548554	11.739775	-58.88%	0	2008
	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.570741	8.526046	12.62%	0	2010
	5.071088	7.570741	49.29%	0	2009
	10.000000	5.071088	-49.29%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.785654	9.389401	20.60%	561	2010
	6.076866	7.785654	28.12%	598	2009
	10.000000	6.076866	-39.23%	579	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.956194	8.926778	12.20%	0	2010
	6.309660	7.956194	26.10%	0	2009
	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.192454	9.905556	7.76%	550,066	2010
	7.860440	9.192454	16.95%	516,087	2009
	10.000000	7.860440	-21.40%	211,256	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.656945	9.496094	9.69%	138,062	2010
	7.143618	8.656945	21.18%	141,194	2009
	10.000000	7.143618	-28.56%	113,918	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.930231	10.351065	4.24%	19,264	2010
	9.002246	9.930231	10.31%	19,476	2009
	10.000000	9.002246	-9.98%	4,180	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.925125	9.701544	8.70%	2,454	2010
	7.498783	8.925125	19.02%	2,458	2009
	10.000000	7.498783	-25.01%	2,461	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.380060	9.267801	10.59%	43,622	2010
	6.783234	8.380060	23.54%	43,622	2009
	10.000000	6.783234	-32.17%	43,622	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.461446	10.068668	6.42%	105,457	2010
	8.237629	9.461446	14.86%	107,777	2009
	10.000000	8.237629	-17.62%	76,199	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.348160	10.784411	4.22%	1,092	2010
	9.763757	10.348160	5.99%	1,057	2009
	10.000000	9.763757	-2.36%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.102394	11.715238	5.52%	436	2010
	9.769545	11.102394	13.64%	441	2009
	10.000000	9.769545	-2.30%	170	2008*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.273580	11.529190	2.27%	23,840	2010
	11.248359	11.273580	0.22%	23,511	2009
	10.698976	11.248359	5.13%	20,350	2008
	10.231074	10.698976	4.57%	0	2007
	10.143040	10.231074	0.87%	0	2006
	10.063343	10.143040	0.79%	0	2005
	9.985062	10.063343	0.78%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.846778	7.551551	10.29%	555	2010
	5.419158	6.846778	26.34%	567	2009
	10.000000	5.419158	-45.81%	634	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.028332	8.415529	4.82%	0	2010
	6.395945	8.028332	25.52%	111	2009
	11.515743	6.395945	-44.46%	131	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.422386	16.135766	11.88%	0	2010
	11.616670	14.422386	24.15%	0	2009
	18.846640	11.616670	-38.36%	0	2008
	18.226640	18.846640	3.40%	0	2007
	15.978276	18.226640	14.07%	0	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.453037	12.275380	7.18%	0	2010
	10.000000	11.453037	14.53%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.008267	13.130259	9.34%	0	2010
	10.000000	12.008267	20.08%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.426159	11.809140	3.35%	2,610	2010
	10.732127	11.426159	6.47%	2,867	2009
	11.700793	10.732127	-8.28%	1,137	2008
	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.027001	14.102159	8.25%	390,952	2010
	11.203480	13.027001	16.28%	416,304	2009
	14.946124	11.203480	-25.04%	269,145	2008
	14.495297	14.946124	3.11%	0	2007
	13.336606	14.495297	8.69%	0	2006
	12.970434	13.336606	2.82%	0	2005
	12.132370	12.970434	6.91%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.953951	15.367236	10.13%	10,641	2010
	11.493521	13.953951	21.41%	11,433	2009
	17.164824	11.493521	-33.04%	11,508	2008
	16.570109	17.164824	3.59%	14,272	2007
	14.821279	16.570109	11.80%	14,528	2006
	14.181698	14.821279	4.51%	14,536	2005
	12.962759	14.181698	9.40%	4,144	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.293875	13.020842	5.91%	439,074	2010
	10.995112	12.293875	11.81%	461,805	2009
	13.260561	10.995112	-17.08%	284,089	2008
	12.836281	13.260561	3.31%	0	2007
	12.129392	12.836281	5.83%	0	2006
	11.893276	12.129392	1.99%	3,437	2005
	11.371597	11.893276	4.59%	3,437	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.368904	20.162568	23.18%	2,069	2010
	12.263795	16.368904	33.47%	2,272	2009
	19.777604	12.263795	-37.99%	1,841	2008
	18.842211	19.777604	4.96%	0	2007
	17.567024	18.842211	7.26%	0	2006
	16.055123	17.567024	9.42%	0	2005
	14.213733	16.055123	12.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.839148	9.603023	-2.40%	25,008	2010
	10.076866	9.839148	-2.36%	22,994	2009
	10.116888	10.076866	-0.40%	19,967	2008
	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.504219	12.416988	7.93%	3,420	2010
	9.476576	11.504219	21.40%	3,487	2009
	11.739599	9.476576	-19.28%	985	2008
	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.004600	8.891221	11.08%	0	2010
	6.025673	8.004600	32.84%	0	2009
	10.000000	6.025673	-39.74%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.818983	14.282635	3.36%	0	2010
	10.932772	13.818983	26.40%	0	2009
	20.930654	10.932772	-47.77%	0	2008
	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.840982	10.166923	3.31%	3,678	2010
	7.786620	9.840982	26.38%	3,590	2009
	14.899800	7.786620	-47.74%	2,832	2008
	14.867113	14.899800	0.22%	0	2007
	12.443489	14.867113	19.48%	0	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.900660	8.895504	12.59%	0	2010
	6.258057	7.900660	26.25%	0	2009
	10.000000	6.258057	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.767444	8.547450	10.04%	824	2010
	6.246255	7.767444	24.35%	813	2009
	10.000000	6.246255	-37.54%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.629059	9.417019	23.44%	6,641	2010
	6.169051	7.629059	23.67%	7,356	2009
	10.000000	6.169051	-38.31%	1,436	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.466646	9.885962	16.76%	0	2010
	6.648947	8.466646	27.34%	0	2009
	10.000000	6.648947	-33.51%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.028944	13.466881	22.10%	0	2010
	8.884717	11.028944	24.13%	0	2009
	17.027965	8.884717	-47.82%	0	2008
	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.969545	19.713111	23.44%	205	2010
	13.000376	15.969545	22.84%	217	2009
	19.676194	13.000376	-33.93%	207	2008
	21.734096	19.676194	-9.47%	0	2007
	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.788870	19.259724	21.98%	1,296	2010
	12.033906	15.788870	31.20%	1,349	2009
	20.002253	12.033906	-39.84%	1,147	2008
	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	0	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.848623	13.093678	10.51%	0	2010
	9.668944	11.848623	22.54%	0	2009
	16.967780	9.668944	-43.02%	1,200	2008
	16.115265	16.967780	5.29%	0	2007
	14.559299	16.115265	10.69%	0	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.059729	8.945347	26.71%	0	2010
	5.542287	7.059729	27.38%	0	2009
	10.000000	5.542287	-44.58%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.227686	10.223781	-0.04%	26,736	2010
	9.783586	10.227686	4.54%	27,171	2009
	10.000000	9.783586	-2.16%	21,671	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.201389	14.332797	8.57%	0	2010
	10.000000	13.201389	32.01%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.828419	13.587105	5.91%	9,594	2010
	10.000000	12.828419	28.28%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.824878	13.311660	3.80%	1,312	2010
	10.000000	12.824878	28.25%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.893005	14.527469	12.68%	6,614	2010
	10.298729	12.893005	25.19%	6,510	2009
	16.808572	10.298729	-38.73%	4,351	2008
	17.685246	16.808572	-4.96%	1,510	2007
	15.679216	17.685246	12.79%	1,557	2006
	15.453033	15.679216	1.46%	1,557	2005
	13.522524	15.453033	14.28%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.979102	13.523746	12.89%	0	2010
	8.805899	11.979102	36.03%	0	2009
	15.125579	8.805899	-41.78%	0	2008
	14.614166	15.125579	3.50%	0	2007
	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.220521	20.576189	12.93%	0	2010
	13.396479	18.220521	36.01%	0	2009
	23.004518	13.396479	-41.77%	0	2008
	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.442780	2.724406	11.53%	0	2010
	1.979825	2.442780	23.38%	0	2009
	9.493450	1.979825	-79.15%	0	2008
	10.000000	9.493450	-5.07%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.376733	3.771662	11.70%	0	2010
	2.746925	3.376733	22.93%	0	2009
	13.136527	2.746925	-79.09%	0	2008
	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.183755	13.773502	13.05%	5,180	2010
	9.753109	12.183755	24.92%	6,059	2009
	16.282810	9.753109	-40.10%	6,064	2008
	16.020323	16.282810	1.64%	0	2007
	14.302317	16.020323	12.01%	0	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.257290	19.525898	20.11%	2,041	2010
	12.168939	16.257290	33.60%	2,560	2009
	20.112327	12.168939	-39.50%	2,039	2008
	20.900654	20.112327	-3.77%	0	2007
	18.675684	20.900654	11.91%	0	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.789730	11.517745	6.75%	0	2010
	10.000000	10.789730	7.90%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.868605	11.157851	2.66%	1,510	2010
	10.000000	10.868605	8.69%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.707877	11.953711	11.63%	0	2010
	8.451603	10.707877	26.70%	0	2009
	14.126361	8.451603	-40.17%	0	2008
	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.719414	14.732968	7.39%	0	2010
	11.278549	13.719414	21.64%	0	2009
	20.618722	11.278549	-45.30%	0	2008
	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.849536	15.149799	17.90%	0	2010
	8.032730	12.849536	59.96%	0	2009
	13.071164	8.032730	-38.55%	0	2008
	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.466501	4.67%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.029772	10.460476	4.29%	2,492	2010
	9.395057	10.029772	6.76%	2,447	2009
	10.750102	9.395057	-12.60%	2,475	2008
	10.469540	10.750102	2.68%	0	2007
	10.357447	10.469540	1.08%	0	2006
	10.209786	10.357447	1.45%	0	2005
	10.051446	10.209786	1.58%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.351204	18.584654	7.11%	0	2010
	13.663256	17.351204	26.99%	0	2009
	16.465960	13.663256	-17.02%	0	2008
	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.726118	17.26%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.555452	12.670553	9.65%	0	2010
	9.318017	11.555452	24.01%	0	2009
	15.366383	9.318017	-39.36%	0	2008
	14.321033	15.366383	7.30%	0	2007
	12.906440	14.321033	10.96%	0	2006
	12.159354	12.906440	6.14%	0	2005
	11.360221	12.159354	7.03%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.361271	10.351008	10.57%	0	2010
	8.307548	9.361271	12.68%	0	2009
	12.008233	8.307548	-30.82%	0	2008
	11.436427	12.008233	5.00%	0	2007
	10.448448	11.436427	9.46%	0	2006
	10.196118	10.448448	2.47%	0	2005
	10.000000	10.196118	1.96%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.549226	25.49%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.514207	15.484207	23.73%	506	2010
	8.399904	12.514207	48.98%	0	2009
	14.693478	8.399904	-42.83%	0	2008
	13.229671	14.693478	11.06%	0	2007
	11.041755	13.229671	19.81%	0	2006
	10.647759	11.041755	3.70%	0	2005
	10.000000	10.647759	6.48%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.446041	11.957739	4.47%	0	2010
	10.471515	11.446041	9.31%	0	2009
	10.478499	10.471515	-0.07%	0	2008
	10.111554	10.478499	3.63%	0	2007
	9.978681	10.111554	1.33%	0	2006
	10.033006	9.978681	-0.54%	0	2005
	10.000000	10.033006	0.33%	0	2004*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.900508	13.094985	10.04%	0	2010
	10.136716	11.900508	17.40%	0	2009
	17.522625	10.136716	-42.15%	0	2008
	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.040614	21.043653	23.49%	55	2010
	12.245136	17.040614	39.16%	72	2009
	19.537545	12.245136	-37.33%	78	2008
	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.665279	17.023266	16.16%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.509854	11.802690	2.54%	170	2010
	10.705391	11.509854	7.51%	197	2009
	11.151420	10.705391	-4.00%	239	2008
	10.441688	11.151420	6.80%	0	2007
	10.535966	10.441688	-0.89%	0	2006
	10.633674	10.535966	-0.92%	409	2005
	10.302113	10.633674	3.22%	409	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.092990	13.432074	11.07%	0	2010
	10.525912	12.092990	14.89%	0	2009
	16.532270	10.525912	-36.33%	0	2008
	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.576682	13.436344	16.06%	142	2010
	9.142685	11.576682	26.62%	151	2009
	12.415593	9.142685	-26.36%	142	2008
	13.045604	12.415593	-4.83%	0	2007
	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.977951	12.825203	7.07%	0	2010
	10.000000	11.977951	19.78%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.956377	19.586030	22.75%	1,239	2010
	13.083009	15.956377	21.96%	0	2009
	19.413832	13.083009	-32.61%	0	2008
	20.035455	19.413832	-3.10%	0	2007
	17.950420	20.035455	11.62%	0	2006
	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.509578	13.977313	11.73%	0	2010
	10.173974	12.509578	22.96%	0	2009
	16.640276	10.173974	-38.86%	0	2008
	16.249423	16.640276	2.41%	0	2007
	14.457861	16.249423	12.39%	0	2006
	14.190724	14.457861	1.88%	0	2005
	13.182365	14.190724	7.65%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.593764	14.133774	12.23%	212	2010
	10.562171	12.593764	19.23%	219	2009
	15.407134	10.562171	-31.45%	201	2008
	14.783274	15.407134	4.22%	0	2007
	13.039977	14.783274	13.37%	0	2006
	12.837908	13.039977	1.57%	0	2005
	12.557974	12.837908	2.23%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.916933	12.655486	27.61%	0	2010
	8.083446	9.916933	22.68%	0	2009
	13.316963	8.083446	-39.30%	0	2008
	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.193781	13.442572	10.24%	0	2010
	11.036050	12.193781	10.49%	0	2009
	16.085922	11.036050	-31.39%	0	2008
	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.085499	11.709583	5.63%	469	2010
	9.457548	11.085499	17.21%	461	2009
	10.487165	9.457548	-9.82%	525	2008
	10.226332	10.487165	2.55%	576	2007
	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.597437	11.634940	9.79%	0	2010
	8.764105	10.597437	20.92%	0	2009
	12.006244	8.764105	-27.00%	0	2008
	11.353202	12.006244	5.75%	0	2007
	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.496453	11.706672	11.53%	0	2010
	8.370448	10.496453	25.40%	0	2009
	12.769450	8.370448	-34.45%	0	2008
	11.905261	12.769450	7.26%	0	2007
	10.924667	11.905261	8.98%	0	2006
	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.253829	11.592302	13.05%	1,116	2010
	8.012990	10.253829	27.97%	1,119	2009
	13.286249	8.012990	-39.69%	1,123	2008
	12.262972	13.286249	8.34%	1,125	2007
	11.131386	12.262972	10.17%	0	2006
	10.000000	11.131386	11.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.755725	15.989669	16.24%	0	2010
	9.555447	13.755725	43.96%	0	2009
	21.485179	9.555447	-55.53%	0	2008
	15.124483	21.485179	42.06%	0	2007
	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.406856	13.908591	12.10%	957	2010
	9.792217	12.406856	26.70%	962	2009
	17.554161	9.792217	-44.22%	861	2008
	17.771362	17.554161	-1.22%	59	2007
	15.189265	17.771362	17.00%	0	2006
	14.748070	15.189265	2.99%	790	2005
	13.591582	14.748070	8.51%	790	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.717100	14.157816	20.83%	0	2010
	9.386449	11.717100	24.83%	0	2009
	18.262570	9.386449	-48.60%	0	2008
	14.782584	18.262570	23.54%	0	2007
	14.218384	14.782584	3.97%	0	2006
	13.814271	14.218384	2.93%	0	2005
	13.732447	13.814271	0.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.292485	11.847341	4.91%	69,460	2010
	10.025210	11.292485	12.64%	99,750	2009
	10.645498	10.025210	-5.83%	93,747	2008
	10.486033	10.645498	1.52%	97,224	2007
	10.321705	10.486033	1.59%	342	2006
	10.383480	10.321705	-0.59%	614	2005
	10.216209	10.383480	1.64%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.718277	24.731617	25.42%	642	2010
	14.463722	19.718277	36.33%	740	2009
	24.551947	14.463722	-41.09%	780	2008
	21.824423	24.551947	12.50%	817	2007
	19.902525	21.824423	9.66%	319	2006
	17.286403	19.902525	15.13%	1,021	2005
	14.215347	17.286403	21.60%	449	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.589191	18.259335	10.07%	0	2010
	13.473207	16.589191	23.13%	0	2009
	24.647298	13.473207	-45.34%	0	2008
	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.206366	12.334209	10.06%	143	2010
	9.102905	11.206366	23.11%	141	2009
	16.648211	9.102905	-45.32%	132	2008
	14.581028	16.648211	14.18%	271	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.522392	19.130689	23.25%	0	2010
	10.125372	15.522392	53.30%	0	2009
	21.309015	10.125372	-52.48%	0	2008
	20.719740	21.309015	2.84%	0	2007
	18.307851	20.719740	13.17%	0	2006
	18.321666	18.307851	-0.08%	393	2005
	16.498459	18.321666	11.05%	393	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.134822	11.139588	9.91%	7,299	2010
	7.661922	10.134822	32.28%	7,299	2009
	11.165991	7.661922	-31.38%	7,299	2008
	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.601987	14.831381	17.69%	0	2010
	11.009094	12.601987	14.47%	0	2009
	15.481515	11.009094	-28.89%	7	2008
	16.310931	15.481515	-5.09%	262	2007
	14.275060	16.310931	14.26%	735	2006
	14.147775	14.275060	0.90%	1,318	2005
	13.065946	14.147775	8.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.363254	20.467817	25.08%	10,582	2010
	12.987653	16.363254	25.99%	17,254	2009
	19.877499	12.987653	-34.66%	44	2008
	20.876474	19.877499	-4.79%	39	2007
	18.292933	20.876474	14.12%	0	2006
	17.239551	18.292933	6.11%	0	2005
	14.281063	17.239551	20.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.318335	8.946743	7.55%	0	2010
	6.546717	8.318335	27.06%	0	2009
	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.370257	17.620128	14.64%	0	2010
	9.126843	15.370257	68.41%	0	2009
	19.769804	9.126843	-53.83%	0	2008
	15.749248	19.769804	25.53%	0	2007
	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.593188	18.605312	5.75%	0	2010
	13.160142	17.593188	33.69%	0	2009
	22.628094	13.160142	-41.84%	0	2008
	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.757882	13.491849	5.75%	1,173	2010
	9.532448	12.757882	33.84%	1,125	2009
	16.394392	9.532448	-41.86%	38,332	2008
	14.559452	16.394392	12.60%	18,224	2007
	12.287035	14.559452	18.49%	0	2006
	11.435943	12.287035	7.44%	0	2005
	10.000000	11.435943	14.36%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.900489	15.509993	11.58%	0	2010
	12.006042	13.900489	15.78%	0	2009
	11.588307	12.006042	3.60%	0	2008
	10.700355	11.588307	8.30%	0	2007
	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.293896	2.94%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.267281	12.67%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.809773	12.148582	12.39%	0	2010
	9.179408	10.809773	17.76%	0	2009
	16.402026	9.179408	-44.03%	0	2008
	15.050381	16.402026	8.98%	0	2007
	14.546160	15.050381	3.47%	0	2006
	13.732369	14.546160	5.93%	0	2005
	13.238858	13.732369	3.73%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.486734	16.742620	15.57%	0	2010
	10.458854	14.486734	38.51%	0	2009
	20.279762	10.458854	-48.43%	0	2008
	18.807989	20.279762	7.83%	0	2007
	16.583219	18.807989	13.42%	0	2006
	15.556921	16.583219	6.60%	0	2005
	13.835078	15.556921	12.45%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.769096	12.476976	6.01%	0	2010
	10.000000	11.769096	17.69%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.745250	15.552102	5.47%	0	2010
	12.036257	14.745250	22.51%	0	2009
	14.699480	12.036257	-18.12%	0	2008
	13.664876	14.699480	7.57%	0	2007
	12.685875	13.664876	7.72%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.144910	17.808797	3.87%	82	2010
	12.036669	17.144910	42.44%	90	2009
	22.157894	12.036669	-45.68%	102	2008
	16.626188	22.157894	33.27%	0	2007
	15.618794	16.626188	6.45%	0	2006
	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.167893	11.68%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.205262	25.864222	21.97%	0	2010
	12.139015	21.205262	74.69%	4,066	2009
	26.040744	12.139015	-53.38%	4,145	2008
	20.845919	26.040744	24.92%	1,856	2007
	14.565974	20.845919	43.11%	0	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.937956	37.731406	21.96%	0	2010
	17.710580	30.937956	74.69%	0	2009
	38.008036	17.710580	-53.40%	0	2008
	30.438823	38.008036	24.87%	0	2007
	21.278655	30.438823	43.05%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.793737	13.997110	9.41%	0	2010
	9.428774	12.793737	35.69%	0	2009
	15.338099	9.428774	-38.53%	0	2008
	14.163861	15.338099	8.29%	0	2007
	13.530321	14.163861	4.68%	0	2006
	13.306701	13.530321	1.68%	0	2005
	12.516282	13.306701	6.32%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.625800	15.868026	8.49%	37,485	2010
	12.244149	14.625800	19.45%	43,173	2009
	18.662974	12.244149	-34.39%	278	2008
	17.783782	18.662974	4.94%	0	2007
	15.127122	17.783782	17.56%	0	2006
	14.564059	15.127122	3.87%	0	2005
	13.002118	14.564059	12.01%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.666554	6.67%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.314282	11.123483	7.85%	0	2010
	8.416780	10.314282	22.54%	0	2009
	12.165680	8.416780	-32.08%	0	2008
	11.668846	12.165680	4.26%	0	2007
	10.832357	11.668846	7.72%	0	2006
	10.676963	10.832357	1.46%	0	2005
	10.000000	10.676963	6.77%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.607901	11.436199	19.03%	0	2010
	7.322224	9.607901	31.22%	0	2009
	14.014529	7.322224	-47.75%	108	2008
	13.921166	14.014529	0.67%	34,772	2007
	11.558796	13.921166	20.44%	0	2006
	10.000000	11.558796	15.59%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.414950	9.669694	2.71%	44,219	2010
	8.516376	9.414950	10.55%	62,310	2009
	10.084556	8.516376	-15.55%	107,110	2008
	9.868330	10.084556	2.19%	98,041	2007
	9.707576	9.868330	1.66%	0	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.482189	12.231000	16.68%	104	2010
	8.753677	10.482189	19.75%	105	2009
	14.826537	8.753677	-40.96%	85	2008
	15.123174	14.826537	-1.96%	84	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.363271	14.817127	19.85%	0	2010
	9.643260	12.363271	28.21%	0	2009
	16.325115	9.643260	-40.93%	0	2008
	15.553233	16.325115	4.96%	58,644	2007
	14.021406	15.553233	10.92%	0	2006
	13.450191	14.021406	4.25%	0	2005
	12.171575	13.450191	10.50%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.345554	13.627181	10.38%	6,212	2010
	10.000000	12.345554	23.46%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.866355	9.688680	9.27%	135,003	2010
	7.364637	8.866355	20.39%	138,749	2009
	10.751051	7.364637	-31.50%	140,727	2008
	10.384782	10.751051	3.53%	35,240	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.016084	10.356028	3.39%	119,405	2010
	9.155239	10.016084	9.40%	121,742	2009
	10.413211	9.155239	-12.08%	132,653	2008
	10.367005	10.413211	0.45%	41,655	2007
	10.000000	10.367005	3.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.836750	10.680333	8.58%	817	2010
	7.121110	9.836750	38.14%	819	2009
	11.896907	7.121110	-40.14%	851	2008
	10.665256	11.896907	11.55%	163	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.197583	9.451825	15.30%	2,319	2010
	6.055135	8.197583	35.38%	2,420	2009
	11.127375	6.055135	-45.58%	2,983	2008
	10.195307	11.127375	9.14%	1,977	2007
	10.000000	10.195307	1.95%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.493979	8.112854	8.26%	167,750	2010
	5.878154	7.493979	27.49%	170,369	2009
	9.729601	5.878154	-39.58%	169,561	2008
	10.000000	9.729601	-2.70%	39,764	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.780774	15.211657	10.38%	0	2010
	9.675824	13.780774	42.42%	0	2009
	13.774431	9.675824	-29.76%	0	2008
	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.252388	12.421391	10.39%	0	2010
	7.896161	11.252388	42.50%	0	2009
	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.564284	8.514414	12.56%	0	2010
	5.069348	7.564284	49.22%	0	2009
	10.000000	5.069348	-49.31%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.778999	9.376582	20.54%	52,943	2010
	6.074785	7.778999	28.05%	93,252	2009
	10.000000	6.074785	-39.25%	97,246	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.949395	8.914580	12.14%	0	2010
	6.307499	7.949395	26.03%	0	2009
	10.000000	6.307499	-36.93%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.184621	9.892056	7.70%	160,053	2010
	7.857757	9.184621	16.89%	44,560	2009
	10.000000	7.857757	-21.42%	44,916	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.649552	9.483120	9.64%	134,931	2010
	7.141169	8.649552	21.12%	2,729	2009
	10.000000	7.141169	-28.59%	2,733	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.921753	10.336939	4.18%	0	2010
	8.999173	9.921753	10.25%	0	2009
	10.000000	8.999173	-10.01%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.917492	9.688277	8.64%	5,663	2010
	7.496218	8.917492	18.96%	0	2009
	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.372890	9.255130	10.54%	0	2010
	6.780906	8.372890	23.48%	0	2009
	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.453358	10.054916	6.36%	1,979	2010
	8.234811	9.453358	14.80%	0	2009
	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.339346	10.769716	4.16%	51,365	2010
	9.760428	10.339346	5.93%	74,066	2009
	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.092915	11.699233	5.47%	0	2010
	9.766207	11.092915	13.58%	0	2009
	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.874151	34.911183	13.08%	0	2010
	19.406222	30.874151	59.09%	0	2009
	47.290499	19.406222	-58.96%	0	2008
	33.393003	47.290499	41.62%	0	2007
	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.632720	21.064719	13.05%	0	2010
	11.711769	18.632720	59.09%	0	2009
	28.495127	11.711769	-58.90%	0	2008
	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.233920	11.482739	2.21%	56,993	2010
	11.214537	11.233920	0.17%	87,246	2009
	10.672268	11.214537	5.08%	99,165	2008
	10.210801	10.672268	4.52%	96,626	2007
	10.128125	10.210801	0.82%	699	2006
	10.053669	10.128125	0.74%	1,255	2005
	9.980581	10.053669	0.73%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.840924	7.541235	10.24%	278	2010
	5.417302	6.840924	26.28%	306	2009
	10.000000	5.417302	-45.83%	149	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.013249	8.395416	4.77%	0	2010
	6.387196	8.013249	25.46%	0	2009
	11.505905	6.387196	-44.49%	0	2008
	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.371664	16.070800	11.82%	0	2010
	11.581745	14.371664	24.09%	0	2009
	18.799631	11.581745	-38.39%	750	2008
	18.190547	18.799631	3.35%	785	2007
	15.954789	18.190547	14.01%	817	2006
	15.152466	15.954789	5.29%	1,164	2005
	13.622215	15.152466	11.23%	1,198	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.449122	12.264902	7.13%	20,127	2010
	10.000000	11.449122	14.49%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.004174	13.119072	9.29%	0	2010
	10.000000	12.004174	20.04%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.385965	11.761574	3.30%	0	2010
	10.699867	11.385965	6.41%	0	2009
	11.671609	10.699867	-8.33%	0	2008
	11.355298	11.671609	2.79%	0	2007
	10.963864	11.355298	3.57%	0	2006
	10.878703	10.963864	0.78%	0	2005
	10.656145	10.878703	2.09%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.981180	14.045357	8.20%	195,188	2010
	11.169797	12.981180	16.22%	200,646	2009
	14.908837	11.169797	-25.08%	217,596	2008
	14.466587	14.908837	3.06%	208,776	2007
	13.316989	14.466587	8.63%	79,924	2006
	12.957978	13.316989	2.77%	80,112	2005
	12.126932	12.957978	6.85%	80,114	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.904885	15.305353	10.07%	51,823	2010
	11.458975	13.904885	21.34%	52,511	2009
	17.122021	11.458975	-33.07%	54,507	2008
	16.537302	17.122021	3.54%	47,493	2007
	14.799488	16.537302	11.74%	34,372	2006
	14.168087	14.799488	4.46%	30,868	2005
	12.956746	14.168087	9.35%	39,451	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.250643	12.968407	5.86%	93,599	2010
	10.962065	12.250643	11.75%	94,896	2009
	13.227483	10.962065	-17.13%	111,922	2008
	12.810853	13.227483	3.25%	106,044	2007
	12.111554	12.810853	5.77%	0	2006
	11.881848	12.111554	1.93%	0	2005
	11.366500	11.881848	4.53%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.311332	20.081365	23.11%	423	2010
	12.226918	16.311332	33.41%	466	2009
	19.728273	12.226918	-38.02%	429	2008
	18.804895	19.728273	4.91%	0	2007
	17.541202	18.804895	7.20%	0	2006
	16.039710	17.541202	9.36%	0	2005
	14.207354	16.039710	12.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.804346	9.564155	-2.45%	24,581	2010
	10.046370	9.804346	-2.41%	29,266	2009
	10.091441	10.046370	-0.45%	22,320	2008
	9.873106	10.091441	2.21%	37,344	2007
	9.681775	9.873106	1.98%	0	2006
	9.666356	9.681775	0.16%	0	2005
	9.829376	9.666356	-1.66%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.463730	12.366951	7.88%	139	2010
	9.448066	11.463730	21.33%	142	2009
	11.710288	9.448066	-19.32%	159	2008
	11.475254	11.710288	2.05%	365	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.997740	8.879061	11.02%	44,994	2010
	6.023605	7.997740	32.77%	74,076	2009
	10.000000	6.023605	-39.76%	65,382	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.771826	14.226616	3.30%	0	2010
	10.901052	13.771826	26.33%	0	2009
	20.880662	10.901052	-47.79%	0	2008
	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.812454	10.132265	3.26%	3,017	2010
	7.768032	9.812454	26.32%	2,834	2009
	14.871871	7.768032	-47.77%	29,291	2008
	14.846906	14.871871	0.17%	30,271	2007
	12.432919	14.846906	19.42%	0	2006
	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.893914	8.883372	12.53%	28,143	2010
	6.255910	7.893914	26.18%	38,501	2009
	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.760798	8.535760	9.99%	0	2010
	6.244104	7.760798	24.29%	0	2009
	10.000000	6.244104	-37.56%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.622543	9.404150	23.37%	28,637	2010
	6.166942	7.622543	23.60%	41,078	2009
	10.000000	6.166942	-38.33%	33,171	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.459404	9.872439	16.70%	30,191	2010
	6.646660	8.459404	27.27%	37,620	2009
	10.000000	6.646660	-33.53%	55,322	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.990144	13.412632	22.04%	0	2010
	8.857995	10.990144	24.07%	0	2009
	16.985489	8.857995	-47.85%	0	2008
	15.903523	16.985489	6.80%	0	2007
	15.829399	15.903523	0.47%	0	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.913342	19.633679	23.38%	1,013	2010
	12.961264	15.913342	22.78%	1,069	2009
	19.627066	12.961264	-33.96%	960	2008
	21.691010	19.627066	-9.52%	712	2007
	18.987931	21.691010	14.24%	0	2006
	18.936699	18.987931	0.27%	0	2005
	16.592095	18.936699	14.13%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.733331	19.182155	21.92%	170	2010
	11.997722	15.733331	31.14%	176	2009
	19.952370	11.997722	-39.87%	2,745	2008
	20.075975	19.952370	-0.62%	2,082	2007
	18.414714	20.075975	9.02%	0	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.806930	13.040921	10.45%	33,399	2010
	9.639863	11.806930	22.48%	52,599	2009
	16.925444	9.639863	-43.05%	66,827	2008
	16.083340	16.925444	5.24%	46,434	2007
	14.537894	16.083340	10.63%	0	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.053674	8.933092	26.64%	0	2010
	5.540370	7.053674	27.31%	0	2009
	10.000000	5.540370	-44.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.218966	10.209834	-0.09%	3,867	2010
	9.780247	10.218966	4.49%	3,609	2009
	10.000000	9.780247	-2.20%	223	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.196872	14.320566	8.51%	0	2010
	10.000000	13.196872	31.97%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.824034	13.575509	5.86%	986	2010
	10.000000	12.824034	28.24%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.820489	13.300288	3.74%	27,633	2010
	10.000000	12.820489	28.20%	48,094	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.847687	14.468988	12.62%	2,838	2010
	10.267780	12.847687	25.13%	961	2009
	16.766670	10.267780	-38.76%	1,062	2008
	17.650248	16.766670	-5.01%	25,641	2007
	15.656179	17.650248	12.74%	0	2006
	15.438204	15.656179	1.41%	0	2005
	13.516468	15.438204	14.22%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.944378	13.477647	12.84%	0	2010
	8.784872	11.944378	35.97%	0	2009
	15.097235	8.784872	-41.81%	0	2008
	14.594300	15.097235	3.45%	0	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.156435	20.493329	12.87%	0	2010
	13.356205	18.156435	35.94%	0	2009
	22.947137	13.356205	-41.80%	0	2008
	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.439427	2.719268	11.47%	0	2010
	1.978125	2.439427	23.32%	0	2009
	9.490192	1.978125	-79.16%	0	2008
	10.000000	9.490192	-5.10%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.364858	3.756471	11.64%	0	2010
	2.738656	3.364858	22.87%	0	2009
	13.103739	2.738656	-79.10%	0	2008
	13.497972	13.103739	-2.92%	0	2007
	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.140898	13.718026	12.99%	32,185	2010
	9.723776	12.140898	24.86%	44,498	2009
	16.242194	9.723776	-40.13%	58,888	2008
	15.988600	16.242194	1.59%	46,132	2007
	14.281290	15.988600	11.95%	0	2006
	13.844123	14.281290	3.16%	0	2005
	13.002597	13.844123	6.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.200094	19.447255	20.04%	43	2010
	12.132345	16.200094	33.53%	45	2009
	20.062157	12.132345	-39.53%	13,463	2008
	20.859269	20.062157	-3.82%	9,207	2007
	18.648225	20.859269	11.86%	0	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.786034	11.507907	6.69%	0	2010
	10.000000	10.786034	7.86%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.864884	11.148319	2.61%	17,502	2010
	10.000000	10.864884	8.65%	24,431	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.672627	14.675213	7.33%	0	2010
	11.245851	13.672627	21.58%	0	2009
	20.569506	11.245851	-45.33%	0	2008
	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.672627	14.675213	7.33%	0	2010
	11.245851	13.672627	21.58%	0	2009
	20.569506	11.245851	-45.33%	0	2008
	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.805711	15.090407	17.84%	0	2010
	8.009437	12.805711	59.88%	0	2009
	13.039960	8.009437	-38.58%	0	2008
	12.669848	13.039960	2.92%	0	2007
	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.462949	4.63%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.995553	10.419454	4.24%	0	2010
	9.367803	9.995553	6.70%	0	2009
	10.724417	9.367803	-12.65%	78,118	2008
	10.449907	10.724417	2.63%	74,561	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.289027	18.508573	7.05%	0	2010
	13.621265	17.289027	26.93%	0	2009
	16.423787	13.621265	-17.06%	0	2008
	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.722143	17.22%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.517749	12.622743	9.59%	0	2010
	9.292375	11.517749	23.95%	0	2009
	15.331964	9.292375	-39.39%	0	2008
	14.296311	15.331964	7.24%	0	2007
	12.890742	14.296311	10.90%	0	2006
	12.150760	12.890742	6.09%	0	2005
	11.358011	12.150760	6.98%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.336712	10.318572	10.52%	0	2010
	8.290001	9.336712	12.63%	0	2009
	11.989016	8.290001	-30.85%	0	2008
	11.424010	11.989016	4.95%	0	2007
	10.442438	11.424010	9.40%	0	2006
	10.195461	10.442438	2.42%	0	2005
	10.000000	10.195461	1.95%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.546270	25.46%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.481372	15.435678	23.67%	0	2010
	8.382156	12.481372	48.90%	0	2009
	14.669980	8.382156	-42.86%	0	2008
	13.215323	14.669980	11.01%	0	2007
	11.035411	13.215323	19.75%	0	2006
	10.647075	11.035411	3.65%	0	2005
	10.000000	10.647075	6.47%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.416015	11.920265	4.42%	0	2010
	10.449397	11.416015	9.25%	0	2009
	10.461728	10.449397	-0.12%	0	2008
	10.100574	10.461728	3.58%	0	2007
	9.972940	10.100574	1.28%	0	2006
	10.032360	9.972940	-0.59%	0	2005
	10.000000	10.032360	0.32%	0	2004*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.816881	12.989651	9.92%	0	2010
	10.075814	11.816881	17.28%	0	2009
	17.435268	10.075814	-42.21%	0	2008
	17.064599	17.435268	2.17%	0	2007
	14.967672	17.064599	14.01%	0	2006
	14.683317	14.967672	1.94%	0	2005
	13.547207	14.683317	8.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.920857	20.874369	23.36%	0	2010
	12.171559	16.920857	39.02%	0	2009
	19.440140	12.171559	-37.39%	0	2008
	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.427508	11.706243	2.44%	393	2010
	10.639708	11.427508	7.40%	395	2009
	11.094373	10.639708	-4.10%	397	2008
	10.398993	11.094373	6.69%	398	2007
	10.503624	10.398993	-1.00%	400	2006
	10.611882	10.503624	-1.02%	401	2005
	10.291552	10.611882	3.11%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.008004	13.324023	10.96%	0	2010
	10.462657	12.008004	14.77%	0	2009
	16.449826	10.462657	-36.40%	0	2008
	16.956218	16.449826	-2.99%	0	2007
	14.894305	16.956218	13.84%	0	2006
	14.622353	14.894305	1.86%	0	2005
	13.328855	14.622353	9.70%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.521407	13.358495	15.94%	1,354	2010
	9.108360	11.521407	26.49%	1,354	2009
	12.381706	9.108360	-26.44%	1,354	2008
	13.023425	12.381706	-4.93%	1,232	2007
	11.115071	13.023425	17.17%	0	2006
	10.000000	11.115071	11.15%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.969753	12.803302	6.96%	0	2010
	10.000000	11.969753	19.70%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.844234	19.428449	22.62%	0	2010
	13.004399	15.844234	21.84%	0	2009
	19.317027	13.004399	-32.68%	0	2008
	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.421688	13.864896	11.62%	1,337	2010
	10.112851	12.421688	22.83%	1,339	2009
	16.557317	10.112851	-38.92%	1,342	2008
	16.185093	16.557317	2.30%	1,344	2007
	14.415353	16.185093	12.28%	1,346	2006
	14.163472	14.415353	1.78%	1,348	2005
	13.170537	14.163472	7.54%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.505268	14.020079	12.11%	0	2010
	10.498713	12.505268	19.11%	0	2009
	15.330307	10.498713	-31.52%	0	2008
	14.724740	15.330307	4.11%	0	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.847216	12.553652	27.48%	0	2010
	8.034864	9.847216	22.56%	0	2009
	13.250549	8.034864	-39.36%	0	2008
	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.108087	13.334420	10.13%	0	2010
	10.969747	12.108087	10.38%	0	2009
	16.005727	10.969747	-31.46%	0	2008
	14.982308	16.005727	6.83%	0	2007
	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.007581	11.615366	5.52%	0	2010
	9.400709	11.007581	17.09%	0	2009
	10.434843	9.400709	-9.91%	0	2008
	10.185796	10.434843	2.45%	0	2007
	10.057359	10.185796	1.28%	0	2006
	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.546844	11.567530	9.68%	0	2010
	8.731219	10.546844	20.79%	0	2009
	11.973480	8.731219	-27.08%	0	2008
	11.333906	11.973480	5.64%	0	2007
	10.612895	11.333906	6.79%	0	2006
	10.000000	10.612895	6.13%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.446336	11.638850	11.42%	0	2010
	8.339025	10.446336	25.27%	0	2009
	12.734608	8.339025	-34.52%	0	2008
	11.885019	12.734608	7.15%	2,685	2007
	10.917246	11.885019	8.86%	0	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.204831	11.525093	12.94%	2,561	2010
	7.982886	10.204831	27.83%	2,561	2009
	13.249973	7.982886	-39.75%	2,561	2008
	12.242110	13.249973	8.23%	0	2007
	11.123821	12.242110	10.05%	0	2006
	10.000000	11.123821	11.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.690020	15.896995	16.12%	0	2010
	9.519567	13.690020	43.81%	0	2009
	21.426574	9.519567	-55.57%	0	2008
	15.098789	21.426574	41.91%	0	2007
	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.319644	13.796680	11.99%	981	2010
	9.733362	12.319644	26.57%	981	2009
	17.466611	9.733362	-44.27%	981	2008
	17.700989	17.466611	-1.32%	241	2007
	15.144591	17.700989	16.88%	357	2006
	14.719744	15.144591	2.89%	460	2005
	13.579393	14.719744	8.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.634753	14.043914	20.71%	0	2010
	9.330044	11.634753	24.70%	0	2009
	18.171520	9.330044	-48.66%	0	2008
	14.724045	18.171520	23.41%	0	2007
	14.176563	14.724045	3.86%	0	2006
	13.787725	14.176563	2.82%	0	2005
	13.720126	13.787725	0.49%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.213147	11.752048	4.81%	0	2010
	9.964971	11.213147	12.53%	0	2009
	10.592391	9.964971	-5.92%	0	2008
	10.444489	10.592391	1.42%	0	2007
	10.291329	10.444489	1.49%	0	2006
	10.363516	10.291329	-0.70%	0	2005
	10.207031	10.363516	1.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.579731	24.532712	25.30%	3,542	2010
	14.376832	19.579731	36.19%	2,136	2009
	24.429564	14.376832	-41.15%	1,407	2008
	21.738032	24.429564	12.38%	1,426	2007
	19.844027	21.738032	9.54%	0	2006
	17.253206	19.844027	15.02%	0	2005
	14.202577	17.253206	21.48%	648	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.472568	18.112411	9.95%	0	2010
	13.392232	16.472568	23.00%	0	2009
	24.524388	13.392232	-45.39%	0	2008
	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.141449	12.250198	9.95%	0	2010
	9.059475	11.141449	22.98%	0	2009
	16.585835	9.059475	-45.38%	0	2008
	14.541388	16.585835	14.06%	0	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.413239	18.976719	23.12%	0	2010
	10.064495	15.413239	53.14%	0	2009
	21.202732	10.064495	-52.53%	0	2008
	20.637677	21.202732	2.74%	0	2007
	18.254014	20.637677	13.06%	0	2006
	18.286473	18.254014	-0.18%	0	2005
	16.483660	18.286473	10.94%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.096749	11.086382	9.80%	2,896	2010
	7.640967	10.096749	32.14%	2,896	2009
	11.146886	7.640967	-31.45%	2,896	2008
	11.025935	11.146886	1.10%	0	2007
	10.000000	11.025935	10.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.513402	14.712054	17.57%	1,058	2010
	10.942922	12.513402	14.35%	1,058	2009
	15.404295	10.942922	-28.96%	0	2008
	16.246329	15.404295	-5.18%	313	2007
	14.233070	16.246329	14.14%	465	2006
	14.120595	14.233070	0.80%	599	2005
	13.054225	14.120595	8.17%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.248200	20.303088	24.96%	0	2010
	12.909587	16.248200	25.86%	0	2009
	19.778357	12.909587	-34.73%	0	2008
	20.793799	19.778357	-4.88%	0	2007
	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.304096	8.922286	7.44%	0	2010
	6.542223	8.304096	26.93%	0	2009
	10.000000	6.542223	-34.58%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.296879	17.518061	14.52%	0	2010
	9.092581	15.296879	68.23%	0	2009
	19.715874	9.092581	-53.88%	0	2008
	15.722482	19.715874	25.40%	0	2007
	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.469514	18.455595	5.64%	0	2010
	13.081038	17.469514	33.55%	0	2009
	22.515223	13.081038	-41.90%	0	2008
	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.683992	13.399958	5.64%	0	2010
	9.486961	12.683992	33.70%	0	2009
	16.332946	9.486961	-41.92%	0	2008
	14.519847	16.332946	12.49%	0	2007
	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.834107	15.420113	11.46%	0	2010
	11.960959	13.834107	15.66%	0	2009
	11.556646	11.960959	3.50%	0	2008
	10.682130	11.556646	8.19%	0	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.292162	2.92%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.265383	12.65%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.733773	12.050820	12.27%	0	2010
	9.124231	10.733773	17.64%	0	2009
	16.320214	9.124231	-44.09%	0	2008
	14.990766	16.320214	8.87%	0	2007
	14.503375	14.990766	3.36%	0	2006
	13.705989	14.503375	5.82%	0	2005
	13.226979	13.705989	3.62%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.384907	16.607906	15.45%	1,753	2010
	10.395982	14.384907	38.37%	1,753	2009
	20.178627	10.395982	-48.48%	1,753	2008
	18.733504	20.178627	7.71%	0	2007
	16.534458	18.733504	13.30%	0	2006
	15.527047	16.534458	6.49%	0	2005
	13.822665	15.527047	12.33%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.761044	12.455671	5.91%	0	2010
	10.000000	11.761044	17.61%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.641613	15.426977	5.36%	0	2010
	11.963925	14.641613	22.38%	0	2009
	14.626158	11.963925	-18.20%	0	2008
	13.610743	14.626158	7.46%	0	2007
	12.648544	13.610743	7.61%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.024431	17.665535	3.77%	1,600	2010
	11.964347	17.024431	42.29%	1,600	2009
	22.047442	11.964347	-45.73%	1,600	2008
	16.560361	22.047442	33.13%	0	2007
	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.160298	11.60%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.082467	25.688138	21.85%	0	2010
	12.081098	21.082467	74.51%	0	2009
	25.943210	12.081098	-53.43%	0	2008
	20.789262	25.943210	24.79%	0	2007
	14.541237	20.789262	42.97%	0	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.720539	37.427896	21.83%	0	2010
	17.604164	30.720539	74.51%	0	2009
	37.818595	17.604164	-53.45%	0	2008
	30.318342	37.818595	24.74%	0	2007
	21.216096	30.318342	42.90%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.703810	13.884487	9.29%	0	2010
	9.372096	12.703810	35.55%	0	2009
	15.261575	9.372096	-38.59%	0	2008
	14.107738	15.261575	8.18%	0	2007
	13.490499	14.107738	4.58%	0	2006
	13.281117	13.490499	1.58%	0	2005
	12.505036	13.281117	6.21%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.522997	15.740351	8.38%	1,833	2010
	12.170575	14.522997	19.33%	1,833	2009
	18.569909	12.170575	-34.46%	1,833	2008
	17.713360	18.569909	4.84%	0	2007
	15.082636	17.713360	17.44%	0	2006
	14.536075	15.082636	3.76%	0	2005
	12.990444	14.536075	11.90%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.659314	6.59%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.254946	11.048162	7.73%	0	2010
	8.376947	10.254946	22.42%	0	2009
	12.120567	8.376947	-32.15%	0	2008
	11.637569	12.120567	4.15%	0	2007
	10.814376	11.637569	7.61%	0	2006
	10.670140	10.814376	1.35%	0	2005
	10.000000	10.670140	6.70%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.562009	11.369922	18.91%	0	2010
	7.294731	9.562009	31.08%	0	2009
	13.976285	7.294731	-47.81%	0	2008
	13.897501	13.976285	0.57%	0	2007
	11.550946	13.897501	20.31%	0	2006
	10.000000	11.550946	15.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.348803	9.591920	2.60%	0	2010
	8.465200	9.348803	10.44%	0	2009
	10.034249	8.465200	-15.64%	0	2008
	9.829228	10.034249	2.09%	0	2007
	9.679002	9.829228	1.55%	0	2006
	9.790262	9.679002	-1.14%	0	2005
	9.968772	9.790262	-1.79%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.408503	12.132589	16.56%	0	2010
	8.701066	10.408503	19.62%	0	2009
	14.752589	8.701066	-41.02%	0	2008
	15.063279	14.752589	-2.06%	0	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.278963	14.701022	19.73%	0	2010
	9.587339	12.278963	28.07%	0	2009
	16.247159	9.587339	-40.99%	0	2008
	15.494930	16.247159	4.85%	0	2007
	13.983136	15.494930	10.81%	0	2006
	13.427203	13.983136	4.14%	0	2005
	12.163238	13.427203	10.39%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.337108	13.603911	10.27%	0	2010
	10.000000	12.337108	23.37%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.833028	9.642376	9.16%	0	2010
	7.344487	8.833028	20.27%	0	2009
	10.732657	7.344487	-31.57%	0	2008
	10.377716	10.732657	3.42%	0	2007
	10.000000	10.377716	3.78%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.978477	10.306571	3.29%	0	2010
	9.130214	9.978477	9.29%	0	2009
	10.395406	9.130214	-12.17%	0	2008
	10.359960	10.395406	0.34%	0	2007
	10.000000	10.359960	3.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.799774	10.629301	8.46%	0	2010
	7.101625	9.799774	37.99%	0	2009
	11.876563	7.101625	-40.20%	0	2008
	10.658003	11.876563	11.43%	0	2007
	10.000000	10.658003	6.58%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.166735	9.406610	15.18%	0	2010
	6.038560	8.166735	35.24%	0	2009
	11.108347	6.038560	-45.64%	0	2008
	10.188370	11.108347	9.03%	0	2007
	10.000000	10.188370	1.88%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.473482	8.082379	8.15%	0	2010
	5.868092	7.473482	27.36%	0	2009
	9.722931	5.868092	-39.65%	0	2008
	10.000000	9.722931	-2.77%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.683945	15.089297	10.27%	0	2010
	9.617685	13.683945	42.28%	0	2009
	13.705729	9.617685	-29.83%	0	2008
	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.198674	12.349432	10.28%	0	2010
	7.866527	11.198674	42.36%	0	2009
	11.227166	7.866527	-29.93%	0	2008
	11.168702	11.227166	0.52%	0	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.551323	8.491116	12.45%	0	2010
	5.065862	7.551323	49.06%	0	2009
	10.000000	5.065862	-49.34%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.765678	9.350943	20.41%	0	2010
	6.070614	7.765678	27.92%	0	2009
	10.000000	6.070614	-39.29%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.935787	8.890218	12.03%	0	2010
	6.303170	7.935787	25.90%	0	2009
	10.000000	6.303170	-36.97%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.168916	9.865025	7.59%	0	2010
	7.852379	9.168916	16.77%	0	2009
	10.000000	7.852379	-21.48%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.634762	9.457221	9.52%	737	2010
	7.136271	8.634762	21.00%	740	2009
	10.000000	7.136271	-28.64%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.904798	10.308704	4.08%	0	2010
	8.993013	9.904798	10.14%	0	2009
	10.000000	8.993013	-10.07%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.902263	9.661834	8.53%	0	2010
	7.491083	8.902263	18.84%	0	2009
	10.000000	7.491083	-25.09%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.358577	9.229854	10.42%	0	2010
	6.776253	8.358577	23.35%	0	2009
	10.000000	6.776253	-32.24%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.437218	10.027472	6.25%	0	2010
	8.229175	9.437218	14.68%	0	2009
	10.000000	8.229175	-17.71%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.321677	10.740293	4.06%	0	2010
	9.753752	10.321677	5.82%	0	2009
	10.000000	9.753752	-2.46%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.073984	11.667296	5.36%	0	2010
	9.759531	11.073984	13.47%	0	2009
	10.000000	9.759531	-2.40%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.657203	34.630382	12.96%	0	2010
	19.289618	30.657203	58.93%	0	2009
	47.054817	19.289618	-59.01%	0	2008
	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.524835	20.921315	12.94%	0	2010
	11.655901	18.524835	58.93%	0	2009
	28.388430	11.655901	-58.94%	0	2008
	20.030764	28.388430	41.72%	0	2007
	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.154997	11.390386	2.11%	0	2010
	11.147169	11.154997	0.07%	0	2009
	10.619040	11.147169	4.97%	0	2008
	10.170346	10.619040	4.41%	0	2007
	10.098317	10.170346	0.71%	0	2006
	10.034351	10.098317	0.64%	0	2005
	9.971617	10.034351	0.63%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.829224	7.520638	10.12%	0	2010
	5.413580	6.829224	26.15%	0	2009
	10.000000	5.413580	-45.86%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.983117	8.355280	4.66%	0	2010
	6.369716	7.983117	25.33%	0	2009
	11.486226	6.369716	-44.54%	0	2008
	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.270643	15.941481	11.71%	68,557	2010
	11.512141	14.270643	23.96%	69,445	2009
	18.705868	11.512141	-38.46%	75,737	2008
	18.118493	18.705868	3.24%	82,619	2007
	15.907856	18.118493	13.90%	87,778	2006
	15.123351	15.907856	5.19%	90,910	2005
	13.609991	15.123351	11.12%	54,581	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.441283	12.243948	7.02%	0	2010
	10.000000	11.441283	14.41%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.995956	13.096652	9.18%	0	2010
	10.000000	11.995956	19.96%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.305970	11.666968	3.19%	0	2010
	10.635584	11.305970	6.30%	0	2009
	11.613381	10.635584	-8.42%	0	2008
	11.310306	11.613381	2.68%	0	2007
	10.931599	11.310306	3.46%	0	2006
	10.857791	10.931599	0.68%	0	2005
	10.646571	10.857791	1.98%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.889966	13.932384	8.09%	109,919	2010
	11.102684	12.889966	16.10%	140,265	2009
	14.834493	11.102684	-25.16%	189,530	2008
	14.409293	14.834493	2.95%	200,906	2007
	13.277824	14.409293	8.52%	194,831	2006
	12.933076	13.277824	2.67%	169,730	2005
	12.116049	12.933076	6.74%	86,468	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.807159	15.182222	9.96%	92,453	2010
	11.390121	13.807159	21.22%	108,804	2009
	17.036643	11.390121	-33.14%	111,445	2008
	16.471815	17.036643	3.43%	127,677	2007
	14.755964	16.471815	11.63%	158,856	2006
	14.140874	14.755964	4.35%	161,367	2005
	12.945322	14.140874	9.24%	111,992	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.164556	12.864085	5.75%	5,766	2010
	10.896205	12.164556	11.64%	8,641	2009
	13.161523	10.896205	-17.21%	8,650	2008
	12.760116	13.161523	3.15%	8,657	2007
	12.075916	12.760116	5.67%	8,663	2006
	11.859009	12.075916	1.83%	8,671	2005
	11.356286	11.859009	4.43%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.196685	19.919798	22.99%	0	2010
	12.153449	16.196685	33.27%	0	2009
	19.629907	12.153449	-38.09%	0	2008
	18.730452	19.629907	4.80%	0	2007
	17.489639	18.730452	7.09%	0	2006
	16.008905	17.489639	9.25%	0	2005
	14.194622	16.008905	12.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.735058	9.486829	-2.55%	172	2010
	9.985606	9.735058	-2.51%	172	2009
	10.040699	9.985606	-0.55%	173	2008
	9.833599	10.040699	2.11%	3,467	2007
	9.652899	9.833599	1.87%	174	2006
	9.647389	9.652899	0.06%	22,664	2005
	9.820156	9.647389	-1.76%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.383200	12.267503	7.77%	0	2010
	9.391312	11.383200	21.21%	0	2009
	11.651891	9.391312	-19.40%	0	2008
	11.429808	11.651891	1.94%	0	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.984057	8.854791	10.91%	0	2010
	6.019470	7.984057	32.64%	0	2009
	10.000000	6.019470	-39.81%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.677962	14.115179	3.20%	0	2010
	10.837865	13.677962	26.21%	0	2009
	20.780992	10.837865	-47.85%	0	2008
	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.755630	10.063270	3.15%	0	2010
	7.730977	9.755630	26.19%	0	2009
	14.816179	7.730977	-47.82%	0	2008
	14.806572	14.816179	0.06%	0	2007
	12.411825	14.806572	19.29%	0	2006
	11.391374	12.411825	8.96%	0	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.880412	8.859090	12.42%	0	2010
	6.251616	7.880412	26.05%	0	2009
	10.000000	6.251616	-37.48%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.747515	8.512429	9.87%	0	2010
	6.239816	7.747515	24.16%	0	2009
	10.000000	6.239816	-37.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.609490	9.378430	23.25%	0	2010
	6.162707	7.609490	23.48%	0	2009
	10.000000	6.162707	-38.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.444937	9.845472	16.58%	0	2010
	6.642101	8.444937	27.14%	0	2009
	10.000000	6.642101	-33.58%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.912901	13.304735	21.92%	0	2010
	8.804755	10.912901	23.94%	0	2009
	16.900776	8.804755	-47.90%	0	2008
	15.840536	16.900776	6.69%	0	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.801537	19.475784	23.25%	0	2010
	12.883408	15.801537	22.65%	0	2009
	19.529246	12.883408	-34.03%	0	2008
	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.622746	19.027826	21.80%	0	2010
	11.925620	15.622746	31.00%	0	2009
	19.852863	11.925620	-39.93%	0	2008
	19.996473	19.852863	-0.72%	0	2007
	18.360569	19.996473	8.91%	0	2006
	16.820009	18.360569	9.16%	0	2005
	14.530553	16.820009	15.76%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.723931	12.935991	10.34%	0	2010
	9.581929	11.723931	22.35%	0	2009
	16.841033	9.581929	-43.10%	0	2008
	16.019638	16.841033	5.13%	1,995	2007
	14.495128	16.019638	10.52%	0	2006
	13.895106	14.495128	4.32%	0	2005
	13.017569	13.895106	6.74%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.041577	8.908647	26.51%	0	2010
	5.536549	7.041577	27.18%	0	2009
	10.000000	5.536549	-44.63%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.201506	10.181934	-0.19%	0	2010
	9.773555	10.201506	4.38%	0	2009
	10.000000	9.773555	-2.26%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.187850	14.296117	8.40%	0	2010
	10.000000	13.187850	31.88%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.815268	13.552335	5.75%	12,453	2010
	10.000000	12.815268	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.811727	13.277584	3.64%	0	2010
	10.000000	12.811727	28.12%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.757362	14.352557	12.50%	1,127	2010
	10.206059	12.757362	25.00%	1,127	2009
	16.683031	10.206059	-38.82%	0	2008
	17.580325	16.683031	-5.10%	0	2007
	15.610111	17.580325	12.62%	0	2006
	15.408536	15.610111	1.31%	0	2005
	13.504333	15.408536	14.10%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.875245	13.385913	12.72%	0	2010
	8.742977	11.875245	35.83%	0	2009
	15.040679	8.742977	-41.87%	0	2008
	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.028802	20.328432	12.76%	0	2010
	13.275934	18.028802	35.80%	0	2009
	22.832692	13.275934	-41.86%	0	2008
	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.432758	2.709053	11.36%	0	2010
	1.974736	2.432758	23.19%	0	2009
	9.483683	1.974736	-79.18%	0	2008
	10.000000	9.483683	-5.16%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.341210	3.726248	11.52%	0	2010
	2.722186	3.341210	22.74%	0	2009
	13.038375	2.722186	-79.12%	0	2008
	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.055541	13.607633	12.87%	0	2010
	9.665322	12.055541	24.73%	0	2009
	16.161175	9.665322	-40.19%	0	2008
	15.925256	16.161175	1.48%	0	2007
	14.239272	15.925256	11.84%	0	2006
	13.817518	14.239272	3.05%	0	2005
	12.990931	13.817518	6.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.086219	19.290778	19.92%	0	2010
	12.059435	16.086219	33.39%	0	2009
	19.962121	12.059435	-39.59%	0	2008
	20.776676	19.962121	-3.92%	0	2007
	18.593399	20.776676	11.74%	0	2006
	17.389038	18.593399	6.93%	0	2005
	14.972238	17.389038	16.14%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.778640	11.488230	6.58%	0	2010
	10.000000	10.778640	7.79%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.857437	11.129257	2.50%	0	2010
	10.000000	10.857437	8.57%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.598587	11.813552	11.46%	0	2010
	8.378222	10.598587	26.50%	0	2009
	14.025334	8.378222	-40.26%	0	2008
	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.579407	14.560233	7.22%	0	2010
	11.180653	13.579407	21.45%	0	2009
	20.471301	11.180653	-45.38%	0	2008
	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580040	14.244793	13.23%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.718419	14.972189	17.72%	0	2010
	7.962992	12.718419	59.72%	0	2009
	12.977688	7.962992	-38.64%	0	2008
	12.622358	12.977688	2.82%	0	2007
	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.455834	4.56%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.927442	10.337855	4.13%	0	2010
	9.313512	9.927442	6.59%	0	2009
	10.673210	9.313512	-12.74%	0	2008
	10.410732	10.673210	2.52%	0	2007
	10.315071	10.410732	0.93%	0	2006
	10.183615	10.315071	1.29%	0	2005
	10.041112	10.183615	1.42%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.165409	18.357409	6.94%	0	2010
	13.537731	17.165409	26.80%	0	2009
	16.339813	13.537731	-17.15%	0	2008
	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.714173	17.14%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.442622	12.527566	9.48%	0	2010
	9.241239	11.442622	23.82%	0	2009
	15.263298	9.241239	-39.45%	0	2008
	14.246971	15.263298	7.13%	0	2007
	12.859402	14.246971	10.79%	0	2006
	12.133625	12.859402	5.98%	0	2005
	11.353632	12.133625	6.87%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.287747	10.253946	10.40%	0	2010
	8.254987	9.287747	12.51%	0	2009
	11.950647	8.254987	-30.92%	0	2008
	11.399208	11.950647	4.84%	0	2007
	10.430422	11.399208	9.29%	0	2006
	10.194148	10.430422	2.32%	0	2005
	10.000000	10.194148	1.94%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.540356	25.40%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.415878	15.338966	23.54%	0	2010
	8.346733	12.415878	48.75%	0	2009
	14.623025	8.346733	-42.92%	0	2008
	13.186611	14.623025	10.89%	0	2007
	11.022712	13.186611	19.63%	0	2006
	10.645707	11.022712	3.54%	0	2005
	10.000000	10.645707	6.46%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.356156	11.845605	4.31%	0	2010
	10.405273	11.356156	9.14%	0	2009
	10.428243	10.405273	-0.22%	0	2008
	10.078633	10.428243	3.47%	0	2007
	9.961460	10.078633	1.18%	0	2006
	10.031066	9.961460	-0.69%	0	2005
	10.000000	10.031066	0.31%	0	2004*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.775225	12.937218	9.87%	0	2010
	10.045454	11.775225	17.22%	0	2009
	17.391707	10.045454	-42.24%	0	2008
	17.030758	17.391707	2.12%	0	2007
	14.945638	17.030758	13.95%	0	2006
	14.669210	14.945638	1.88%	0	2005
	13.541122	14.669210	8.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.861246	20.790175	23.30%	89	2010
	12.134914	16.861246	38.95%	98	2009
	19.391590	12.134914	-37.42%	93	2008
	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.386526	11.658277	2.39%	0	2010
	10.606993	11.386526	7.35%	0	2009
	11.065938	10.606993	-4.15%	0	2008
	10.377693	11.065938	6.63%	574	2007
	10.487479	10.377693	-1.05%	0	2006
	10.600995	10.487479	-1.07%	0	2005
	10.286270	10.600995	3.06%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.965688	13.270258	10.90%	0	2010
	10.431155	11.965688	14.71%	0	2009
	16.408735	10.431155	-36.43%	0	2008
	16.922598	16.408735	-3.04%	0	2007
	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.493844	13.319708	15.89%	0	2010
	9.091242	11.493844	26.43%	0	2009
	12.364782	9.091242	-26.47%	0	2008
	13.012340	12.364782	-4.98%	0	2007
	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.965655	12.792360	6.91%	0	2010
	10.000000	11.965655	19.66%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.788409	19.350089	22.56%	0	2010
	12.965228	15.788409	21.78%	0	2009
	19.268764	12.965228	-32.71%	0	2008
	19.916540	19.268764	-3.25%	0	2007
	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.377907	13.808945	11.56%	7,326	2010
	10.082386	12.377907	22.77%	9,625	2009
	16.515936	10.082386	-38.95%	9,625	2008
	16.152986	16.515936	2.25%	9,625	2007
	14.394124	16.152986	12.22%	9,625	2006
	14.149850	14.394124	1.73%	9,625	2005
	13.164627	14.149850	7.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.461226	13.963553	12.06%	0	2010
	10.467112	12.461226	19.05%	0	2009
	15.292022	10.467112	-31.55%	0	2008
	14.695545	15.292022	4.06%	0	2007
	12.982487	14.695545	13.20%	0	2006
	12.800921	12.982487	1.42%	0	2005
	12.541065	12.800921	2.07%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.812493	12.502978	27.42%	0	2010
	8.010644	9.812493	22.49%	0	2009
	13.217414	8.010644	-39.39%	0	2008
	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.065448	13.280658	10.07%	0	2010
	10.936717	12.065448	10.32%	0	2009
	15.965735	10.936717	-31.50%	0	2008
	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.968767	11.568470	5.47%	0	2010
	9.372361	10.968767	17.03%	0	2009
	10.408726	9.372361	-9.96%	0	2008
	10.165556	10.408726	2.39%	0	2007
	10.042521	10.165556	1.23%	0	2006
	10.209113	10.042521	-1.63%	0	2005
	10.144849	10.209113	0.63%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.521607	11.533937	9.62%	0	2010
	8.714807	10.521607	20.73%	0	2009
	11.957115	8.714807	-27.12%	0	2008
	11.324246	11.957115	5.59%	0	2007
	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.421329	11.605026	11.36%	0	2010
	8.323333	10.421329	25.21%	0	2009
	12.717185	8.323333	-34.55%	0	2008
	11.874893	12.717185	7.09%	0	2007
	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.180422	11.491638	12.88%	0	2010
	7.967882	10.180422	27.77%	0	2009
	13.231866	7.967882	-39.78%	0	2008
	12.231694	13.231866	8.18%	0	2007
	11.120041	12.231694	10.00%	0	2006
	10.000000	11.120041	11.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.657248	15.850812	16.06%	0	2010
	9.501653	13.657248	43.74%	0	2009
	21.397269	9.501653	-55.59%	0	2008
	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.276191	13.740960	11.93%	0	2010
	9.704024	12.276191	26.51%	0	2009
	17.422948	9.704024	-44.30%	0	2008
	17.665851	17.422948	-1.37%	0	2007
	15.122257	17.665851	16.82%	0	2006
	14.705555	15.122257	2.83%	0	2005
	13.573275	14.705555	8.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.593758	13.987258	20.64%	0	2010
	9.301945	11.593758	24.64%	0	2009
	18.126134	9.301945	-48.68%	0	2008
	14.694842	18.126134	23.35%	0	2007
	14.155702	14.694842	3.81%	0	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.173654	11.704638	4.75%	9,121	2010
	9.934979	11.173654	12.47%	9,780	2009
	10.565928	9.934979	-5.97%	9,266	2008
	10.423767	10.565928	1.36%	8,518	2007
	10.276160	10.423767	1.44%	0	2006
	10.353540	10.276160	-0.75%	0	2005
	10.202435	10.353540	1.48%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.510775	24.433783	25.23%	510	2010
	14.333549	19.510775	36.12%	577	2009
	24.368547	14.333549	-41.18%	574	2008
	21.694933	24.368547	12.32%	81	2007
	19.814822	21.694933	9.49%	0	2006
	17.236623	19.814822	14.96%	0	2005
	14.196193	17.236623	21.42%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.414558	18.039374	9.90%	0	2010
	13.351915	16.414558	22.94%	0	2009
	24.463153	13.351915	-45.42%	0	2008
	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.109114	12.208392	9.90%	465	2010
	9.037822	11.109114	22.92%	459	2009
	16.554692	9.037822	-45.41%	427	2008
	14.521578	16.554692	14.00%	49	2007
	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.358918	18.900152	23.06%	5,754	2010
	10.034168	15.358918	53.07%	7,592	2009
	21.149754	10.034168	-52.56%	7,592	2008
	20.596731	21.149754	2.69%	7,592	2007
	18.227113	20.596731	13.00%	7,592	2006
	18.268884	18.227113	-0.23%	7,592	2005
	16.476260	18.268884	10.88%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.077763	11.059863	9.75%	0	2010
	7.630509	10.077763	32.07%	0	2009
	11.137362	7.630509	-31.49%	0	2008
	11.022190	11.137362	1.04%	0	2007
	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.469314	14.652709	17.51%	7,464	2010
	10.909972	12.469314	14.29%	9,750	2009
	15.365816	10.909972	-29.00%	9,750	2008
	16.214108	15.365816	-5.23%	9,750	2007
	14.212107	16.214108	14.09%	9,751	2006
	14.107001	14.212107	0.75%	9,751	2005
	13.048361	14.107001	8.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.190962	20.221199	24.89%	1,426	2010
	12.870717	16.190962	25.80%	1,544	2009
	19.728948	12.870717	-34.76%	0	2008
	20.752566	19.728948	-4.93%	57	2007
	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.296998	8.910079	7.39%	0	2010
	6.539981	8.296998	26.87%	0	2009
	10.000000	6.539981	-34.60%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.260277	17.467198	14.46%	0	2010
	9.075481	15.260277	68.15%	0	2009
	19.688930	9.075481	-53.91%	0	2008
	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.407987	18.381177	5.59%	0	2010
	13.041659	17.407987	33.48%	0	2009
	22.458993	13.041659	-41.93%	0	2008
	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.647196	13.354242	5.59%	622	2010
	9.464296	12.647196	33.63%	595	2009
	16.302306	9.464296	-41.95%	3,535	2008
	14.500085	16.302306	12.43%	1,088	2007
	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.801045	15.375374	11.41%	0	2010
	11.938495	13.801045	15.60%	0	2009
	11.540855	11.938495	3.45%	0	2008
	10.673039	11.540855	8.13%	0	2007
	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.291293	2.91%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.264437	12.64%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.695974	12.002226	12.21%	0	2010
	9.096761	10.695974	17.58%	0	2009
	16.279450	9.096761	-44.12%	0	2008
	14.961038	16.279450	8.81%	0	2007
	14.482021	14.961038	3.31%	0	2006
	13.692808	14.482021	5.76%	0	2005
	13.221044	13.692808	3.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.334220	16.540906	15.39%	0	2010
	10.364674	14.334220	38.30%	0	2009
	20.128206	10.364674	-48.51%	0	2008
	18.696346	20.128206	7.66%	96	2007
	16.510103	18.696346	13.24%	0	2006
	15.512106	16.510103	6.43%	0	2005
	13.816459	15.512106	12.27%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.757011	12.445025	5.85%	0	2010
	10.000000	11.757011	17.57%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.590066	15.364795	5.31%	0	2010
	11.927914	14.590066	22.32%	0	2009
	14.589620	11.927914	-18.24%	0	2008
	13.583739	14.589620	7.41%	0	2007
	12.629911	13.583739	7.55%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.964411	17.594225	3.71%	0	2010
	11.928288	16.964411	42.22%	0	2009
	21.992318	11.928288	-45.76%	0	2008
	16.527481	21.992318	33.07%	0	2007
	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.156508	11.57%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.021288	25.600462	21.78%	0	2010
	12.052224	21.021288	74.42%	0	2009
	25.894541	12.052224	-53.46%	0	2008
	20.760964	25.894541	24.73%	0	2007
	14.528869	20.760964	42.89%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.612397	37.277050	21.77%	0	2010
	17.551188	30.612397	74.42%	0	2009
	37.724227	17.551188	-53.48%	0	2008
	30.258284	37.724227	24.67%	0	2007
	21.184904	30.258284	42.83%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.659051	13.828473	9.24%	0	2010
	9.343867	12.659051	35.48%	0	2009
	15.223442	9.343867	-38.62%	0	2008
	14.079754	15.223442	8.12%	0	2007
	13.470636	14.079754	4.52%	0	2006
	13.268354	13.470636	1.52%	0	2005
	12.499430	13.268354	6.15%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.471843	15.676882	8.33%	12,110	2010
	12.133930	14.471843	19.27%	13,319	2009
	18.523527	12.133930	-34.49%	9,154	2008
	17.678233	18.523527	4.78%	9,154	2007
	15.060428	17.678233	17.38%	9,154	2006
	14.522098	15.060428	3.71%	9,154	2005
	12.984608	14.522098	11.84%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.655694	6.56%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.225411	11.010703	7.68%	0	2010
	8.357100	10.225411	22.36%	0	2009
	12.098066	8.357100	-32.18%	1,236	2008
	11.621957	12.098066	4.10%	1,263	2007
	10.805401	11.621957	7.56%	1,275	2006
	10.666747	10.805401	1.30%	1,287	2005
	10.000000	10.666747	6.67%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.539129	11.336907	18.85%	0	2010
	7.281010	9.539129	31.01%	0	2009
	13.957176	7.281010	-47.83%	0	2008
	13.885664	13.957176	0.52%	2,503	2007
	11.547015	13.885664	20.25%	0	2006
	10.000000	11.547015	15.47%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.315852	9.553200	2.55%	8,600	2010
	8.439710	9.315852	10.38%	8,897	2009
	10.009175	8.439710	-15.68%	13,673	2008
	9.809727	10.009175	2.03%	9,029	2007
	9.664745	9.809727	1.50%	0	2006
	9.780856	9.664745	-1.19%	0	2005
	9.964302	9.780856	-1.84%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.371833	12.083659	16.50%	0	2010
	8.674857	10.371833	19.56%	0	2009
	14.715730	8.674857	-41.05%	0	2008
	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.237008	14.643282	19.66%	0	2010
	9.559484	12.237008	28.01%	0	2009
	16.208287	9.559484	-41.02%	0	2008
	15.465846	16.208287	4.80%	4,516	2007
	13.964028	15.465846	10.75%	0	2006
	13.415718	13.964028	4.09%	0	2005
	12.159070	13.415718	10.34%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.332886	13.592286	10.21%	1,463	2010
	10.000000	12.332886	23.33%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.816436	9.619337	9.11%	77,704	2010
	7.334447	8.816436	20.21%	78,466	2009
	10.723491	7.334447	-31.60%	56,249	2008
	10.374193	10.723491	3.37%	6,174	2007
	10.000000	10.374193	3.74%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.959707	10.281906	3.24%	70,555	2010
	9.117726	9.959707	9.23%	70,793	2009
	10.386521	9.117726	-12.22%	53,873	2008
	10.356442	10.386521	0.29%	6,684	2007
	10.000000	10.356442	3.56%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.781346	10.603869	8.41%	0	2010
	7.091912	9.781346	37.92%	0	2009
	11.866415	7.091912	-40.24%	0	2008
	10.654381	11.866415	11.38%	68	2007
	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.151395	9.384127	15.12%	1,602	2010
	6.030294	8.151395	35.17%	1,650	2009
	11.098840	6.030294	-45.67%	1,558	2008
	10.184907	11.098840	8.97%	211	2007
	10.000000	10.184907	1.85%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.463240	8.067167	8.09%	96,422	2010
	5.863065	7.463240	27.29%	96,202	2009
	9.719606	5.863065	-39.68%	68,746	2008
	10.000000	9.719606	-2.80%	7,115	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.635810	15.028500	10.21%	0	2010
	9.588764	13.635810	42.21%	0	2009
	13.671531	9.588764	-29.86%	0	2008
	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.171907	12.313589	10.22%	0	2010
	7.851747	11.171907	42.29%	0	2009
	11.211828	7.851747	-29.97%	0	2008
	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.544861	8.479501	12.39%	0	2010
	5.064119	7.544861	48.99%	0	2009
	10.000000	5.064119	-49.36%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.759049	9.338170	20.35%	6,965	2010
	6.068531	7.759049	27.86%	8,970	2009
	10.000000	6.068531	-39.31%	9,382	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.928995	8.878058	11.97%	0	2010
	6.301009	7.928995	25.84%	0	2009
	10.000000	6.301009	-36.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.161073	9.851534	7.54%	21,360	2010
	7.849688	9.161073	16.71%	17,621	2009
	10.000000	7.849688	-21.50%	6,684	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.627368	9.444268	9.47%	0	2010
	7.133822	8.627368	20.94%	0	2009
	10.000000	7.133822	-28.66%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.896341	10.294614	4.02%	8,230	2010
	8.989941	9.896341	10.08%	0	2009
	10.000000	8.989941	-10.10%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.894643	9.648622	8.48%	0	2010
	7.488515	8.894643	18.78%	253	2009
	10.000000	7.488515	-25.11%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.351413	9.217214	10.37%	0	2010
	6.773928	8.351413	23.29%	0	2009
	10.000000	6.773928	-32.26%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.429143	10.013747	6.20%	9,247	2010
	8.226353	9.429143	14.62%	7,253	2009
	10.000000	8.226353	-17.74%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.312850	10.725597	4.00%	7,609	2010
	9.750412	10.312850	5.77%	8,055	2009
	10.000000	9.750412	-2.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.064523	11.651356	5.30%	0	2010
	9.756196	11.064523	13.41%	0	2009
	10.000000	9.756196	-2.44%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.549234	34.490757	12.90%	0	2010
	19.231549	30.549234	58.85%	0	2009
	46.937362	19.231549	-59.03%	0	2008
	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.471067	20.849901	12.88%	0	2010
	11.628035	18.471067	58.85%	0	2009
	28.335167	11.628035	-58.96%	0	2008
	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.115694	11.344430	2.06%	7,841	2010
	11.113588	11.115694	0.02%	8,964	2009
	10.592482	11.113588	4.92%	10,414	2008
	10.150136	10.592482	4.36%	8,716	2007
	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.823369	7.510337	10.07%	0	2010
	5.411724	6.823369	26.08%	0	2009
	10.000000	5.411724	-45.88%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.968097	8.335292	4.61%	0	2010
	6.360992	7.968097	25.27%	0	2009
	11.476395	6.360992	-44.57%	0	2008
	10.772989	11.476395	6.53%	0	2007
	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.220356	15.877168	11.65%	7,514	2010
	11.477467	14.220356	23.90%	62,956	2009
	18.659137	11.477467	-38.49%	227,672	2008
	18.082559	18.659137	3.19%	235,666	2007
	15.884425	18.082559	13.84%	249,715	2006
	15.108800	15.884425	5.13%	288,162	2005
	13.603874	15.108800	11.06%	194,670	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.437364	12.233475	6.96%	0	2010
	10.000000	11.437364	14.37%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.991854	13.085470	9.12%	0	2010
	10.000000	11.991854	19.92%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.266121	11.619881	3.14%	0	2010
	10.603544	11.266121	6.25%	1,184	2009
	11.584345	10.603544	-8.47%	1,197	2008
	11.287846	11.584345	2.63%	1,224	2007
	10.915485	11.287846	3.41%	1,405	2006
	10.847344	10.915485	0.63%	1,421	2005
	10.641785	10.847344	1.93%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.844527	13.876159	8.03%	4,587	2010
	11.069232	12.844527	16.04%	7,006	2009
	14.797398	11.069232	-25.19%	20,243	2008
	14.380679	14.797398	2.90%	69,984	2007
	13.258241	14.380679	8.47%	69,395	2006
	12.920619	13.258241	2.61%	86,212	2005
	12.110589	12.920619	6.69%	23,474	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.758500	15.120964	9.90%	9,987	2010
	11.355813	13.758500	21.16%	11,187	2009
	16.994057	11.355813	-33.18%	37,884	2008
	16.439116	16.994057	3.38%	39,250	2007
	14.734212	16.439116	11.57%	49,501	2006
	14.127253	14.734212	4.30%	49,921	2005
	12.939502	14.127253	9.18%	39,440	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.121687	12.812179	5.70%	6,679	2010
	10.863376	12.121687	11.58%	4,821	2009
	13.128611	10.863376	-17.25%	14,149	2008
	12.734782	13.128611	3.09%	22,463	2007
	12.058112	12.734782	5.61%	23,741	2006
	11.847596	12.058112	1.78%	36,577	2005
	11.351180	11.847596	4.37%	30,618	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.139601	19.839428	22.92%	0	2010
	12.116836	16.139601	33.20%	0	2009
	19.580857	12.116836	-38.12%	0	2008
	18.693280	19.580857	4.75%	0	2007
	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.700568	9.448369	-2.60%	4,587	2010
	9.955338	9.700568	-2.56%	15,920	2009
	10.015402	9.955338	-0.60%	3,519	2008
	9.813885	10.015402	2.05%	4,066	2007
	9.638481	9.813885	1.82%	0	2006
	9.637912	9.638481	0.01%	0	2005
	9.815545	9.637912	-1.81%	14,410	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.343094	12.218009	7.71%	0	2010
	9.363030	11.343094	21.15%	0	2009
	11.622764	9.363030	-19.44%	0	2008
	11.407126	11.622764	1.89%	0	2007
	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.977230	8.842687	10.85%	5,000	2010
	6.017406	7.977230	32.57%	6,578	2009
	10.000000	6.017406	-39.83%	5,649	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.631188	14.059710	3.14%	0	2010
	10.806358	13.631188	26.14%	0	2009
	20.731261	10.806358	-47.87%	0	2008
	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.727311	10.028915	3.10%	0	2010
	7.712492	9.727311	26.12%	0	2009
	14.788359	7.712492	-47.85%	2,551	2008
	14.786394	14.788359	0.01%	1,943	2007
	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.873662	8.846962	12.36%	3,125	2010
	6.249471	7.873662	25.99%	3,367	2009
	10.000000	6.249471	-37.51%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.740890	8.500779	9.82%	0	2010
	6.237682	7.740890	24.10%	0	2009
	10.000000	6.237682	-37.62%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.602974	9.365612	23.18%	3,048	2010
	6.160584	7.602974	23.41%	3,423	2009
	10.000000	6.160584	-38.39%	3,175	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.437709	9.832003	16.52%	3,711	2010
	6.639822	8.437709	27.08%	3,092	2009
	10.000000	6.639822	-33.60%	5,041	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.874426	13.251036	21.86%	0	2010
	8.778226	10.874426	23.88%	0	2009
	16.858525	8.778226	-47.93%	0	2008
	15.809103	16.858525	6.64%	0	2007
	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.745826	19.397167	23.19%	0	2010
	12.844595	15.745826	22.59%	0	2009
	19.480424	12.844595	-34.06%	0	2008
	21.562310	19.480424	-9.66%	0	2007
	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.567702	18.951066	21.73%	207	2010
	11.889701	15.567702	30.93%	216	2009
	19.803271	11.889701	-39.96%	220	2008
	19.956821	19.803271	-0.77%	14	2007
	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.682638	12.883817	10.28%	4,222	2010
	9.553071	11.682638	22.29%	4,445	2009
	16.798966	9.553071	-43.13%	6,054	2008
	15.987862	16.798966	5.07%	3,445	2007
	14.473777	15.987862	10.46%	0	2006
	13.881734	14.473777	4.26%	0	2005
	13.011714	13.881734	6.69%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.035521	8.896433	26.45%	0	2010
	5.534638	7.035521	27.12%	0	2009
	10.000000	5.534638	-44.65%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.192799	10.168035	-0.24%	0	2010
	9.770217	10.192799	4.33%	0	2009
	10.000000	9.770217	-2.30%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.183336	14.283897	8.35%	0	2010
	10.000000	13.183336	31.83%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.810888	13.540749	5.70%	67	2010
	10.000000	12.810888	28.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.807341	13.266228	3.58%	3,230	2010
	10.000000	12.807341	28.07%	3,951	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.712412	14.294655	12.45%	144	2010
	10.175323	12.712412	24.93%	127	2009
	16.641374	10.175323	-38.86%	131	2008
	17.545479	16.641374	-5.15%	1,829	2007
	15.587141	17.545479	12.56%	0	2006
	15.393731	15.587141	1.26%	0	2005
	13.498265	15.393731	14.04%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.840747	13.340180	12.66%	0	2010
	8.722065	11.840747	35.76%	0	2009
	15.012435	8.722065	-41.90%	0	2008
	14.534806	15.012435	3.29%	0	2007
	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.965326	20.246476	12.70%	0	2010
	13.235979	17.965326	35.73%	0	2009
	22.775693	13.235979	-41.89%	0	2008
	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.429414	2.703938	11.30%	0	2010
	1.973035	2.429414	23.13%	0	2009
	9.480431	1.973035	-79.19%	0	2008
	10.000000	9.480431	-5.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.329415	3.711182	11.47%	0	2010
	2.713980	3.329415	22.68%	0	2009
	13.005778	2.713980	-79.13%	0	2008
	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.013089	13.552772	12.82%	4,096	2010
	9.636227	12.013089	24.67%	3,715	2009
	16.120808	9.636227	-40.22%	5,629	2008
	15.893678	16.120808	1.43%	3,489	2007
	14.218306	15.893678	11.78%	0	2006
	13.804228	14.218306	3.00%	0	2005
	12.985093	13.804228	6.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.029546	19.212979	19.86%	29	2010
	12.023122	16.029546	33.32%	30	2009
	19.912258	12.023122	-39.62%	1,077	2008
	20.735496	19.912258	-3.97%	695	2007
	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.774944	11.478392	6.53%	0	2010
	10.000000	10.774944	7.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.853711	11.119730	2.45%	2,243	2010
	10.000000	10.853711	8.54%	2,333	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.562374	11.767147	11.41%	0	2010
	8.353877	10.562374	26.44%	0	2009
	13.991778	8.353877	-40.29%	0	2008
	15.290861	13.991778	-8.50%	0	2007
	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.533018	14.503041	7.17%	0	2010
	11.148177	13.533018	21.39%	0	2009
	20.422336	11.148177	-45.41%	0	2008
	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.674970	14.913404	17.66%	0	2010
	7.939854	12.674970	59.64%	0	2009
	12.946630	7.939854	-38.67%	0	2008
	12.598652	12.946630	2.76%	0	2007
	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.452276	4.52%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.893506	10.297221	4.08%	0	2010
	9.286446	9.893506	6.54%	0	2009
	10.647654	9.286446	-12.78%	8,290	2008
	10.391171	10.647654	2.47%	6,422	2007
	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.103885	18.282239	6.89%	0	2010
	13.496131	17.103885	26.73%	0	2009
	16.297972	13.496131	-17.19%	0	2008
	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.710175	17.10%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.405236	12.480231	9.43%	0	2010
	9.215781	11.405236	23.76%	0	2009
	15.229074	9.215781	-39.49%	0	2008
	14.222359	15.229074	7.08%	0	2007
	12.843748	14.222359	10.73%	0	2006
	12.125057	12.843748	5.93%	0	2005
	11.351430	12.125057	6.82%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.263338	10.221749	10.35%	0	2010
	8.237520	9.263338	12.45%	0	2009
	11.931503	8.237520	-30.96%	0	2008
	11.386811	11.931503	4.78%	0	2007
	10.424412	11.386811	9.23%	0	2006
	10.193488	10.424412	2.27%	0	2005
	10.000000	10.193488	1.93%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.537402	25.37%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.383239	15.290795	23.48%	0	2010
	8.329071	12.383239	48.67%	0	2009
	14.599595	8.329071	-42.95%	0	2008
	13.172281	14.599595	10.84%	0	2007
	11.016363	13.172281	19.57%	0	2006
	10.645020	11.016363	3.49%	0	2005
	10.000000	10.645020	6.45%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.326326	11.808427	4.26%	0	2010
	10.383268	11.326326	9.08%	0	2009
	10.411529	10.383268	-0.27%	0	2008
	10.067671	10.411529	3.42%	0	2007
	9.955720	10.067671	1.12%	0	2006
	10.030419	9.955720	-0.74%	0	2005
	10.000000	10.030419	0.30%	0	2004*

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.733687	12.884981	9.81%	0	2010
	10.015167	11.733687	17.16%	0	2009
	17.348200	10.015167	-42.27%	0	2008
	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.801811	20.706273	23.24%	0	2010
	12.098348	16.801811	38.88%	0	2009
	19.343103	12.098348	-37.45%	0	2008
	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.345677	11.610498	2.33%	0	2010
	10.574369	11.345677	7.29%	0	2009
	11.037569	10.574369	-4.20%	0	2008
	10.356434	11.037569	6.58%	0	2007
	10.471354	10.356434	-1.10%	0	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.923509	13.216712	10.85%	0	2010
	10.399715	11.923509	14.65%	0	2009
	16.367713	10.399715	-36.46%	0	2008
	16.889015	16.367713	-3.09%	0	2007
	14.850460	16.889015	13.73%	0	2006
	14.594228	14.850460	1.76%	0	2005
	13.316868	14.594228	9.59%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.466307	13.280973	15.83%	0	2010
	9.074130	11.466307	26.36%	0	2009
	12.347868	9.074130	-26.51%	0	2008
	13.001262	12.347868	-5.03%	0	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.961550	12.781404	6.85%	0	2010
	10.000000	11.961550	19.62%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.732763	19.271990	22.50%	0	2010
	12.926171	15.732763	21.71%	0	2009
	19.220612	12.926171	-32.75%	0	2008
	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.334286	13.753230	11.50%	0	2010
	10.052012	12.334286	22.70%	0	2009
	16.474665	10.052012	-38.99%	0	2008
	16.120936	16.474665	2.19%	0	2007
	14.372917	16.120936	12.16%	0	2006
	14.136241	14.372917	1.67%	0	2005
	13.158718	14.136241	7.43%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.417294	13.907186	12.00%	0	2010
	10.435558	12.417294	18.99%	0	2009
	15.253779	10.435558	-31.59%	0	2008
	14.666356	15.253779	4.01%	0	2007
	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	0	2005
	12.535430	12.788595	2.02%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.777906	12.452523	27.35%	0	2010
	7.986507	9.777906	22.43%	0	2009
	13.184376	7.986507	-39.42%	0	2008
	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.022904	13.227041	10.02%	0	2010
	10.903753	12.022904	10.26%	0	2009
	15.925809	10.903753	-31.53%	0	2008
	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.930147	11.521821	5.41%	0	2010
	9.344153	10.930147	16.97%	0	2009
	10.382725	9.344153	-10.00%	0	2008
	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.496455	11.500466	9.57%	0	2010
	8.698428	10.496455	20.67%	0	2009
	11.940771	8.698428	-27.15%	0	2008
	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.396428	11.571376	11.30%	0	2010
	8.307712	10.396428	25.14%	0	2009
	12.699822	8.307712	-34.58%	0	2008
	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.156056	11.458247	12.82%	0	2010
	7.952901	10.156056	27.70%	0	2009
	13.213786	7.952901	-39.81%	0	2008
	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.624560	15.804760	16.00%	0	2010
	9.483779	13.624560	43.66%	0	2009
	21.368031	9.483779	-55.62%	0	2008
	15.073090	21.368031	41.76%	0	2007
	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.232942	13.685529	11.87%	0	2010
	9.674800	12.232942	26.44%	0	2009
	17.379418	9.674800	-44.33%	0	2008
	17.630810	17.379418	-1.43%	0	2007
	15.099993	17.630810	16.76%	0	2006
	14.691423	15.099993	2.78%	0	2005
	13.567190	14.691423	8.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.552863	13.930779	20.58%	0	2010
	9.273896	11.552863	24.57%	0	2009
	18.080797	9.273896	-48.71%	0	2008
	14.665658	18.080797	23.29%	0	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.134285	11.657420	4.70%	0	2010
	9.905045	11.134285	12.41%	0	2009
	10.539507	9.905045	-6.02%	0	2008
	10.403072	10.539507	1.31%	0	2007
	10.261016	10.403072	1.38%	0	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.442007	24.335175	25.17%	0	2010
	14.290365	19.442007	36.05%	0	2009
	24.307630	14.290365	-41.21%	0	2008
	21.651876	24.307630	12.27%	0	2007
	19.785626	21.651876	9.43%	0	2006
	17.220038	19.785626	14.90%	0	2005
	14.189813	17.220038	21.35%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.356690	17.966567	9.84%	0	2010
	13.311683	16.356690	22.87%	0	2009
	24.401994	13.311683	-45.45%	0	2008
	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.076852	12.166701	9.84%	0	2010
	9.016207	11.076852	22.85%	0	2009
	16.523620	9.016207	-45.43%	0	2008
	14.501802	16.523620	13.94%	0	2007
	12.643261	14.501802	14.70%	0	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.304798	18.823895	22.99%	0	2010
	10.003946	15.304798	52.99%	0	2009
	21.096918	10.003946	-52.58%	0	2008
	20.555897	21.096918	2.63%	0	2007
	18.200291	20.555897	12.94%	0	2006
	18.251327	18.200291	-0.28%	0	2005
	16.468875	18.251327	10.82%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.058799	11.033388	9.69%	0	2010
	7.620063	10.058799	32.00%	0	2009
	11.127825	7.620063	-31.52%	0	2008
	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.425361	14.593573	17.45%	0	2010
	10.877105	12.425361	14.23%	0	2009
	15.327413	10.877105	-29.03%	0	2008
	16.181933	15.327413	-5.28%	0	2007
	14.191162	16.181933	14.03%	0	2006
	14.093437	14.191162	0.69%	0	2005
	13.042504	14.093437	8.06%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.133884	20.139584	24.83%	0	2010
	12.831931	16.133884	25.73%	0	2009
	19.679634	12.831931	-34.80%	0	2008
	20.711387	19.679634	-4.98%	0	2007
	18.185458	20.711387	13.89%	0	2006
	17.173368	18.185458	5.89%	0	2005
	14.255449	17.173368	20.47%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.289909	8.897898	7.33%	0	2010
	6.537747	8.289909	26.80%	0	2009
	10.000000	6.537747	-34.62%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.223755	17.416461	14.40%	0	2010
	9.058403	15.223755	68.06%	0	2009
	19.662006	9.058403	-53.93%	0	2008
	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.346636	18.306995	5.54%	0	2010
	13.002374	17.346636	33.41%	0	2009
	22.402855	13.002374	-41.96%	0	2008
	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.610495	13.308661	5.54%	0	2010
	9.441676	12.610495	33.56%	0	2009
	16.271712	9.441676	-41.97%	0	2008
	14.480350	16.271712	12.37%	0	2007
	12.245306	14.480350	18.25%	0	2006
	11.420446	12.245306	7.22%	0	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.768040	15.330744	11.35%	0	2010
	11.916053	13.768040	15.54%	0	2009
	11.525076	11.916053	3.39%	0	2008
	10.663948	11.525076	8.08%	0	2007
	9.706720	10.663948	9.86%	0	2006
	10.000000	9.706720	-2.93%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.290424	2.90%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.263489	12.63%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.658249	11.953754	12.15%	0	2010
	9.069330	10.658249	17.52%	0	2009
	16.238733	9.069330	-44.15%	0	2008
	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.283685	16.474149	15.34%	0	2010
	10.333441	14.283685	38.23%	0	2009
	20.077888	10.333441	-48.53%	0	2008
	18.659240	20.077888	7.60%	0	2007
	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.752990	12.434374	5.80%	0	2010
	10.000000	11.752990	17.53%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.538633	15.302770	5.26%	0	2010
	11.891972	14.538633	22.26%	0	2009
	14.553136	11.891972	-18.29%	0	2008
	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.904640	17.523245	3.66%	0	2010
	11.892354	16.904640	42.15%	0	2009
	21.937357	11.892354	-45.79%	0	2008
	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.152717	11.53%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.960280	25.513084	21.72%	0	2010
	12.023409	20.960280	74.33%	0	2009
	25.845963	12.023409	-53.48%	0	2008
	20.732706	25.845963	24.66%	0	2007
	14.516527	20.732706	42.82%	0	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.504477	37.126604	21.71%	0	2010
	17.498298	30.504477	74.33%	0	2009
	37.629937	17.498298	-53.50%	0	2008
	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.614430	13.772664	9.18%	0	2010
	9.315713	12.614430	35.41%	0	2009
	15.185392	9.315713	-38.65%	0	2008
	14.051817	15.185392	8.07%	0	2007
	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	0	2005
	12.493813	13.255587	6.10%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.420816	15.613586	8.27%	0	2010
	12.097353	14.420816	19.21%	0	2009
	18.477195	12.097353	-34.53%	0	2008
	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	0	2006
	14.508110	15.038216	3.65%	0	2005
	12.978767	14.508110	11.78%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.652058	6.52%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.195921	10.973301	7.62%	0	2010
	8.337285	10.195921	22.29%	0	2009
	12.075584	8.337285	-32.21%	0	2008
	11.606353	12.075584	4.04%	0	2007
	10.796419	11.606353	7.50%	0	2006
	10.663330	10.796419	1.25%	0	2005
	10.000000	10.663330	6.63%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.516289	11.303961	18.79%	0	2010
	7.267312	9.516289	30.95%	0	2009
	13.938094	7.267312	-47.86%	0	2008
	13.873847	13.938094	0.46%	0	2007
	11.543097	13.873847	20.19%	0	2006
	10.000000	11.543097	15.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.282994	9.514627	2.50%	0	2010
	8.414262	9.282994	10.32%	0	2009
	9.984124	8.414262	-15.72%	0	2008
	9.790239	9.984124	1.98%	0	2007
	9.650484	9.790239	1.45%	0	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.335255	12.034867	16.44%	0	2010
	8.648715	10.335255	19.50%	0	2009
	14.678927	8.648715	-41.08%	0	2008
	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.195172	14.585726	19.60%	0	2010
	9.531696	12.195172	27.94%	0	2009
	16.169498	9.531696	-41.05%	0	2008
	15.436803	16.169498	4.75%	0	2007
	13.944950	15.436803	10.70%	0	2006
	13.404243	13.944950	4.03%	0	2005
	12.154906	13.404243	10.28%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.328664	13.580649	10.16%	0	2010
	10.000000	12.328664	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.799821	9.596280	9.05%	0	2010
	7.324387	8.799821	20.14%	0	2009
	10.714302	7.324387	-31.64%	0	2008
	10.370661	10.714302	3.31%	0	2007
	10.000000	10.370661	3.71%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.940957	10.257288	3.18%	0	2010
	9.105233	9.940957	9.18%	0	2009
	10.377619	9.105233	-12.26%	0	2008
	10.352907	10.377619	0.24%	0	2007
	10.000000	10.352907	3.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.762915	10.578467	8.35%	0	2010
	7.082184	9.762915	37.85%	0	2009
	11.856247	7.082184	-40.27%	0	2008
	10.650753	11.856247	11.32%	0	2007
	10.000000	10.650753	6.51%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.136030	9.361632	15.06%	0	2010
	6.022020	8.136030	35.10%	0	2009
	11.089323	6.022020	-45.70%	0	2008
	10.181429	11.089323	8.92%	0	2007
	10.000000	10.181429	1.81%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.453008	8.051973	8.04%	0	2010
	5.858027	7.453008	27.23%	0	2009
	9.716261	5.858027	-39.71%	0	2008
	10.000000	9.716261	-2.84%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.587739	14.967844	10.16%	0	2010
	9.559860	13.587739	42.13%	0	2009
	13.637331	9.559860	-29.90%	0	2008
	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.145174	12.277822	10.16%	0	2010
	7.836979	11.145174	42.21%	0	2009
	11.196498	7.836979	-30.01%	0	2008
	11.149688	11.196498	0.42%	0	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.538388	8.467882	12.33%	0	2010
	5.062376	7.538388	48.91%	0	2009
	10.000000	5.062376	-49.38%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.752377	9.325359	20.29%	0	2010
	6.066437	7.752377	27.79%	0	2009
	10.000000	6.066437	-39.34%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.922212	8.865909	11.91%	0	2010
	6.298845	7.922212	25.77%	0	2009
	10.000000	6.298845	-37.01%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.153230	9.838045	7.48%	0	2010
	7.846999	9.153230	16.65%	0	2009
	10.000000	7.846999	-21.53%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.619980	9.431342	9.41%	0	2010
	7.131377	8.619980	20.87%	0	2009
	10.000000	7.131377	-28.69%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.887876	10.280530	3.97%	0	2010
	8.986864	9.887876	10.03%	0	2009
	10.000000	8.986864	-10.13%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.887030	9.635412	8.42%	0	2010
	7.485944	8.887030	18.72%	0	2009
	10.000000	7.485944	-25.14%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.344275	9.204611	10.31%	0	2010
	6.771610	8.344275	23.22%	0	2009
	10.000000	6.771610	-32.28%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.421073	10.000050	6.15%	0	2010
	8.223539	9.421073	14.56%	0	2009
	10.000000	8.223539	-17.76%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.304036	10.710927	3.95%	0	2010
	9.747079	10.304036	5.71%	0	2009
	10.000000	9.747079	-2.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.055045	11.635401	5.25%	0	2010
	9.752854	11.055045	13.35%	0	2009
	10.000000	9.752854	-2.47%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.441576	34.351589	12.84%	0	2010
	19.173609	30.441576	58.77%	0	2009
	46.820093	19.173609	-59.05%	0	2008
	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.417451	20.778718	12.82%	0	2010
	11.600227	18.417451	58.77%	0	2009
	28.282008	11.600227	-58.98%	0	2008
	19.976255	28.282008	41.58%	0	2007
	15.025566	19.976255	32.95%	0	2006
	11.648664	15.025566	28.99%	0	2005
	10.000000	11.648664	16.49%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.076507	11.298641	2.01%	0	2010
	11.080107	11.076507	-0.03%	0	2009
	10.565993	11.080107	4.87%	0	2008
	10.129990	10.565993	4.30%	0	2007
	10.068553	10.129990	0.61%	0	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.817530	7.500056	10.01%	0	2010
	5.409864	6.817530	26.02%	0	2009
	10.000000	5.409864	-45.90%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.953071	8.315307	4.55%	0	2010
	6.352273	7.953071	25.20%	0	2009
	11.466568	6.352273	-44.60%	0	2008
	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.170243	15.813098	11.59%	0	2010
	11.442890	14.170243	23.83%	0	2009
	18.612502	11.442890	-38.52%	0	2008
	18.046687	18.612502	3.14%	0	2007
	15.861023	18.046687	13.78%	0	2006
	15.094263	15.861023	5.08%	0	2005
	13.597762	15.094263	11.01%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.433441	12.223009	6.91%	0	2010
	10.000000	11.433441	14.33%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.987740	13.074275	9.06%	0	2010
	10.000000	11.987740	19.88%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226422	11.572997	3.09%	0	2010
	10.571603	11.226422	6.19%	0	2009
	11.555396	10.571603	-8.51%	0	2008
	11.265452	11.555396	2.57%	0	2007
	10.899399	11.265452	3.36%	0	2006
	10.836897	10.899399	0.58%	22,143	2005
	10.636998	10.836897	1.88%	22,143	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.799254	13.820146	7.98%	0	2010
	11.035880	12.799254	15.98%	0	2009
	14.760406	11.035880	-25.23%	0	2008
	14.352141	14.760406	2.84%	0	2007
	13.238706	14.352141	8.41%	0	2006
	12.908186	13.238706	2.56%	0	2005
	12.105156	12.908186	6.63%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.710012	15.059948	9.85%	0	2010
	11.321592	13.710012	21.10%	0	2009
	16.951581	11.321592	-33.21%	0	2008
	16.406499	16.951581	3.32%	0	2007
	14.712506	16.406499	11.51%	0	2006
	14.113660	14.712506	4.24%	0	2005
	12.933688	14.113660	9.12%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.078968	12.760470	5.64%	0	2010
	10.830646	12.078968	11.53%	0	2009
	13.095792	10.830646	-17.30%	0	2008
	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.082724	19.759372	22.86%	0	2010
	12.080328	16.082724	33.13%	0	2009
	19.531916	12.080328	-38.15%	0	2008
	18.656197	19.531916	4.69%	0	2007
	17.438149	18.656197	6.98%	0	2006
	15.978117	17.438149	9.14%	0	2005
	14.181875	15.978117	12.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.666191	9.410052	-2.65%	0	2010
	9.925151	9.666191	-2.61%	0	2009
	9.990159	9.925151	-0.65%	0	2008
	9.794206	9.990159	2.00%	0	2007
	9.624080	9.794206	1.77%	0	2006
	9.628441	9.624080	-0.05%	0	2005
	9.810935	9.628441	-1.86%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.303132	12.168708	7.66%	0	2010
	9.334824	11.303132	21.09%	0	2009
	11.593699	9.334824	-19.48%	0	2008
	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.970391	8.830572	10.79%	0	2010
	6.015336	7.970391	32.50%	0	2009
	10.000000	6.015336	-39.85%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.584592	14.004450	3.09%	0	2010
	10.774956	13.584592	26.08%	0	2009
	20.681660	10.774956	-47.90%	0	2008
	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.645304	15.951095	16.82%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.699064	9.994649	3.05%	0	2010
	7.694038	9.699064	26.06%	0	2009
	14.760578	7.694038	-47.87%	0	2008
	14.766245	14.760578	-0.04%	0	2007
	12.390705	14.766245	19.17%	0	2006
	11.383636	12.390705	8.85%	0	2005
	10.000000	11.383636	13.84%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.866930	8.834864	12.30%	0	2010
	6.247328	7.866930	25.92%	0	2009
	10.000000	6.247328	-37.53%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.734257	8.489146	9.76%	0	2010
	6.235533	7.734257	24.04%	0	2009
	10.000000	6.235533	-37.64%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.596483	9.352823	23.12%	0	2010
	6.158477	7.596483	23.35%	0	2009
	10.000000	6.158477	-38.42%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.430486	9.818541	16.46%	0	2010
	6.637541	8.430486	27.01%	0	2009
	10.000000	6.637541	-33.62%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.836099	13.197553	21.79%	0	2010
	8.751781	10.836099	23.82%	0	2009
	16.816411	8.751781	-47.96%	0	2008
	15.777740	16.816411	6.58%	0	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.690344	19.318917	23.13%	0	2010
	12.805895	15.690344	22.52%	0	2009
	19.431739	12.805895	-34.10%	0	2008
	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.512831	18.874582	21.67%	0	2010
	11.853877	15.512831	30.87%	0	2009
	19.753773	11.853877	-39.99%	0	2008
	19.917218	19.753773	-0.82%	0	2007
	18.306537	19.917218	8.80%	0	2006
	16.787676	18.306537	9.05%	0	2005
	14.517509	16.787676	15.64%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.641432	12.831777	10.23%	0	2010
	9.524273	11.641432	22.23%	0	2009
	16.756955	9.524273	-43.16%	0	2008
	15.956119	16.756955	5.02%	0	2007
	14.452447	15.956119	10.40%	0	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.029492	8.884256	26.39%	0	2010
	5.532729	7.029492	27.05%	0	2009
	10.000000	5.532729	-44.67%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.184070	10.154102	-0.29%	0	2010
	9.766869	10.184070	4.27%	0	2009
	10.000000	9.766869	-2.33%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.178834	14.271687	8.29%	0	2010
	10.000000	13.178834	31.79%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.806508	13.529183	5.64%	0	2010
	10.000000	12.806508	28.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.802957	13.254889	3.53%	0	2010
	10.000000	12.802957	28.03%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.667615	14.236975	12.39%	0	2010
	10.144665	12.667615	24.87%	0	2009
	16.599768	10.144665	-38.89%	0	2008
	17.510656	16.599768	-5.20%	0	2007
	15.564177	17.510656	12.51%	0	2006
	15.378922	15.564177	1.20%	0	2005
	13.492206	15.378922	13.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.806387	13.294651	12.61%	0	2010
	8.701218	11.806387	35.69%	0	2009
	14.984275	8.701218	-41.93%	0	2008
	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.901975	20.164747	12.64%	0	2010
	13.196085	17.901975	35.66%	0	2009
	22.718743	13.196085	-41.92%	0	2008
	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.426096	2.698867	11.24%	0	2010
	1.971341	2.426096	23.07%	0	2009
	9.477174	1.971341	-79.20%	0	2008
	10.000000	9.477174	-5.23%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.317670	3.696203	11.41%	0	2010
	2.705799	3.317670	22.61%	0	2009
	12.973259	2.705799	-79.14%	0	2008
	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.970740	13.498076	12.76%	0	2010
	9.607194	11.970740	24.60%	0	2009
	16.080517	9.607194	-40.26%	0	2008
	15.862146	16.080517	1.38%	0	2007
	14.197362	15.862146	11.73%	0	2006
	13.790950	14.197362	2.95%	0	2005
	12.979264	13.790950	6.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	15.973049	19.135435	19.80%	0	2010
	11.986890	15.973049	33.25%	0	2009
	19.862490	11.986890	-39.65%	0	2008
	20.694340	19.862490	-4.02%	0	2007
	18.538687	20.694340	11.63%	0	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.771245	11.468568	6.47%	0	2010
	10.000000	10.771245	7.71%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.849988	11.110206	2.40%	0	2010
	10.000000	10.849988	8.50%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.526270	11.720918	11.35%	0	2010
	8.329599	10.526270	26.37%	0	2009
	13.958308	8.329599	-40.33%	0	2008
	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.486729	14.446049	7.11%	0	2010
	11.115746	13.486729	21.33%	0	2009
	20.373434	11.115746	-45.44%	0	2008
	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.631649	14.854801	17.60%	0	2010
	7.916782	12.631649	59.56%	0	2009
	12.915651	7.916782	-38.70%	0	2008
	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.448721	4.49%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.859661	10.256740	4.03%	0	2010
	9.259434	9.859661	6.48%	0	2009
	10.622140	9.259434	-12.83%	0	2008
	10.371626	10.622140	2.42%	0	2007
	10.286860	10.371626	0.82%	0	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.042530	18.207313	6.83%	0	2010
	13.454621	17.042530	26.67%	0	2009
	16.256199	13.454621	-17.23%	0	2008
	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.706188	17.06%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.367919	12.433023	9.37%	0	2010
	9.190338	11.367919	23.69%	0	2009
	15.194863	9.190338	-39.52%	0	2008
	14.197739	15.194863	7.02%	0	2007
	12.828084	14.197739	10.68%	0	2006
	12.116472	12.828084	5.87%	0	2005
	11.349228	12.116472	6.76%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.238976	10.189648	10.29%	0	2010
	8.220078	9.238976	12.40%	0	2009
	11.912370	8.220078	-31.00%	0	2008
	11.374425	11.912370	4.73%	0	2007
	10.418408	11.374425	9.18%	0	2006
	10.192830	10.418408	2.21%	0	2005
	10.000000	10.192830	1.93%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.534439	25.34%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.350668	15.242754	23.42%	0	2010
	8.311425	12.350668	48.60%	0	2009
	14.576171	8.311425	-42.98%	0	2008
	13.157928	14.576171	10.78%	0	2007
	11.010003	13.157928	19.51%	0	2006
	10.644332	11.010003	3.44%	0	2005
	10.000000	10.644332	6.44%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.296550	11.771336	4.20%	0	2010
	10.361292	11.296550	9.03%	0	2009
	10.394832	10.361292	-0.32%	0	2008
	10.056717	10.394832	3.36%	0	2007
	9.949982	10.056717	1.07%	0	2006
	10.029772	9.949982	-0.80%	0	2005
	10.000000	10.029772	0.30%	0	2004*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.692299	12.832930	9.76%	0	2010
	9.984969	11.692299	17.10%	0	2009
	17.304815	9.984969	-42.30%	0	2008
	16.963176	17.304815	2.01%	0	2007
	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005
	13.528939	14.640963	8.22%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.742551	20.622656	23.18%	0	2010
	12.061873	16.742551	38.81%	0	2009
	19.294732	12.061873	-37.49%	0	2008
	19.534747	19.294732	-1.23%	0	2007
	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005
	14.622416	16.941580	15.86%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.304952	11.562880	2.28%	0	2010
	10.541827	11.304952	7.24%	0	2009
	11.009254	10.541827	-4.25%	0	2008
	10.335203	11.009254	6.52%	0	2007
	10.455242	10.335203	-1.15%	0	2006
	10.579241	10.455242	-1.17%	0	2005
	10.275710	10.579241	2.95%	794	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.881451	13.163325	10.79%	0	2010
	10.368364	11.881451	14.59%	0	2009
	16.326767	10.368364	-36.49%	0	2008
	16.855464	16.326767	-3.14%	0	2007
	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005
	13.310890	14.580180	9.54%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.438856	13.242389	15.77%	0	2010
	9.057048	11.438856	26.30%	0	2009
	12.330968	9.057048	-26.55%	0	2008
	12.990174	12.330968	-5.07%	0	2007
	11.103723	12.990174	16.99%	0	2006
	10.000000	11.103723	11.04%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.957452	12.770476	6.80%	0	2010
	10.000000	11.957452	19.57%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.677252	19.194143	22.43%	0	2010
	12.887190	15.677252	21.65%	0	2009
	19.172521	12.887190	-32.78%	0	2008
	19.837549	19.172521	-3.35%	0	2007
	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005
	14.398821	17.076334	18.60%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	12.290781	13.697694	11.45%	1,999	2010
	10.021701	12.290781	22.64%	2,002	2009
	16.433443	10.021701	-39.02%	2,576	2008
	16.088906	16.433443	2.14%	2,578	2007
	14.351708	16.088906	12.10%	2,619	2006
	14.122620	14.351708	1.62%	2,866	2005
	13.152795	14.122620	7.37%	2,561	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.373501	13.851029	11.94%	0	2010
	10.404096	12.373501	18.93%	0	2009
	15.215613	10.404096	-31.62%	0	2008
	14.637231	15.215613	3.95%	0	2007
	12.944223	14.637231	13.08%	0	2006
	12.776279	12.944223	1.31%	0	2005
	12.529791	12.776279	1.97%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.743426	12.402246	27.29%	0	2010
	7.962428	9.743426	22.37%	0	2009
	13.151399	7.962428	-39.46%	0	2008
	15.237302	13.151399	-13.69%	0	2007
	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005
	13.629760	14.726633	8.05%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.980497	13.173619	9.96%	0	2010
	10.870886	11.980497	10.21%	0	2009
	15.885982	10.870886	-31.57%	0	2008
	14.893279	15.885982	6.67%	0	2007
	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005
	12.817714	13.358397	4.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.891609	11.475304	5.36%	0	2010
	9.315990	10.891609	16.91%	0	2009
	10.356746	9.315990	-10.05%	0	2008
	10.125236	10.356746	2.29%	0	2007
	10.012938	10.125236	1.12%	0	2006
	10.189458	10.012938	-1.73%	0	2005
	10.135722	10.189458	0.53%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.471297	11.467007	9.51%	0	2010
	8.682036	10.471297	20.61%	0	2009
	11.924411	8.682036	-27.19%	0	2008
	11.304950	11.924411	5.48%	0	2007
	10.602063	11.304950	6.63%	0	2006
	10.000000	10.602063	6.02%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.371497	11.537694	11.24%	0	2010
	8.292054	10.371497	25.08%	0	2009
	12.682436	8.292054	-34.62%	0	2008
	11.854675	12.682436	6.98%	0	2007
	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.131730	11.424931	12.76%	0	2010
	7.937924	10.131730	27.64%	0	2009
	13.195699	7.937924	-39.84%	0	2008
	12.210862	13.195699	8.07%	0	2007
	11.112479	12.210862	9.88%	0	2006
	10.000000	11.112479	11.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.591908	15.758809	15.94%	0	2010
	9.465921	13.591908	43.59%	0	2009
	21.338807	9.465921	-55.64%	0	2008
	15.060243	21.338807	41.69%	0	2007
	13.271812	15.060243	13.48%	0	2006
	10.000000	13.271812	32.72%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.189770	13.630241	11.82%	0	2010
	9.645623	12.189770	26.38%	0	2009
	17.335945	9.645623	-44.36%	0	2008
	17.595802	17.335945	-1.48%	0	2007
	15.077729	17.595802	16.70%	0	2006
	14.677279	15.077729	2.73%	0	2005
	13.561088	14.677279	8.23%	873	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.512099	13.874499	20.52%	0	2010
	9.245919	11.512099	24.51%	0	2009
	18.035540	9.245919	-48.74%	0	2008
	14.636513	18.035540	23.22%	0	2007
	14.113970	14.636513	3.70%	0	2006
	13.747955	14.113970	2.66%	0	2005
	13.701649	13.747955	0.34%	930	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.095000	11.610331	4.64%	0	2010
	9.875173	11.095000	12.35%	0	2009
	10.513127	9.875173	-6.07%	0	2008
	10.382389	10.513127	1.26%	0	2007
	10.245868	10.382389	1.33%	0	2006
	10.333602	10.245868	-0.85%	0	2005
	10.193260	10.333602	1.38%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.373456	24.236932	25.10%	304	2010
	14.247298	19.373456	35.98%	208	2009
	24.246866	14.247298	-41.24%	208	2008
	21.608905	24.246866	12.21%	209	2007
	19.756481	21.608905	9.38%	209	2006
	17.203473	19.756481	14.84%	209	2005
	14.183441	17.203473	21.29%	459	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.299006	17.894027	9.79%	0	2010
	13.271559	16.299006	22.81%	0	2009
	24.340979	13.271559	-45.48%	0	2008
	21.374971	24.340979	13.88%	0	2007
	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005
	14.635627	16.136539	10.26%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.044671	12.125123	9.78%	0	2010
	8.994644	11.044671	22.79%	0	2009
	16.492583	8.994644	-45.46%	0	2008
	14.482041	16.492583	13.88%	0	2007
	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	0	2005
	10.000000	10.932892	9.33%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.250807	18.747871	22.93%	0	2010
	9.973778	15.250807	52.91%	0	2009
	21.044170	9.973778	-52.61%	0	2008
	20.515088	21.044170	2.58%	0	2007
	18.173475	20.515088	12.88%	0	2006
	18.233772	18.173475	-0.33%	0	2005
	16.461485	18.233772	10.77%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.039864	11.006965	9.63%	0	2010
	7.609616	10.039864	31.94%	0	2009
	11.118291	7.609616	-31.56%	0	2008
	11.014694	11.118291	0.94%	0	2007
	10.000000	11.014694	10.15%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.381554	14.534651	17.39%	0	2010
	10.844325	12.381554	14.18%	234	2009
	15.289080	10.844325	-29.07%	236	2008
	16.149816	15.289080	-5.33%	237	2007
	14.170259	16.149816	13.97%	238	2006
	14.079886	14.170259	0.64%	239	2005
	13.036650	14.079886	8.00%	240	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.077014	20.058303	24.76%	0	2010
	12.793266	16.077014	25.67%	0	2009
	19.630438	12.793266	-34.83%	0	2008
	20.670291	19.630438	-5.03%	0	2007
	18.158666	20.670291	13.83%	0	2006
	17.156834	18.158666	5.84%	0	2005
	14.249037	17.156834	20.41%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.282802	8.885707	7.28%	0	2010
	6.535495	8.282802	26.74%	0	2009
	10.000000	6.535495	-34.65%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.187294	17.365840	14.34%	0	2010
	9.041350	15.187294	67.98%	0	2009
	19.635127	9.041350	-53.95%	0	2008
	15.682353	19.635127	25.21%	0	2007
	12.574382	15.682353	24.72%	0	2006
	10.000000	12.574382	25.74%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.285475	18.233093	5.48%	0	2010
	12.963185	17.285475	33.34%	0	2009
	22.346846	12.963185	-41.99%	0	2008
	19.895019	22.346846	12.32%	0	2007
	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005
	13.616535	15.703898	15.33%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.573861	13.263192	5.48%	0	2010
	9.419082	12.573861	33.49%	0	2009
	16.241135	9.419082	-42.00%	0	2008
	14.460601	16.241135	12.31%	0	2007
	12.234869	14.460601	18.19%	0	2006
	11.416560	12.234869	7.17%	0	2005
	10.000000	11.416560	14.17%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.735076	15.286186	11.29%	0	2010
	11.893637	13.735076	15.48%	0	2009
	11.509310	11.893637	3.34%	0	2008
	10.654855	11.509310	8.02%	0	2007
	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.289558	2.90%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.262539	12.63%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.620670	11.905492	12.10%	0	2010
	9.041998	10.620670	17.46%	0	2009
	16.198133	9.041998	-44.18%	0	2008
	14.901683	16.198133	8.70%	0	2007
	14.439349	14.901683	3.20%	0	2006
	13.666449	14.439349	5.66%	0	2005
	13.209160	13.666449	3.46%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.233306	16.407617	15.28%	0	2010
	10.302280	14.233306	38.16%	0	2009
	20.027675	10.302280	-48.56%	0	2008
	18.622189	20.027675	7.55%	0	2007
	16.461481	18.622189	13.13%	0	2006
	15.482266	16.461481	6.32%	0	2005
	13.804046	15.482266	12.16%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.748958	12.423738	5.74%	0	2010
	10.000000	11.748958	17.49%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.487378	15.240992	5.20%	0	2010
	11.856130	14.487378	22.19%	0	2009
	14.516734	11.856130	-18.33%	0	2008
	13.529848	14.516734	7.29%	0	2007
	12.592696	13.529848	7.44%	0	2006
	12.020244	12.592696	4.76%	0	2005
	11.407697	12.020244	5.37%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.845002	17.452456	3.61%	0	2010
	11.856488	16.845002	42.07%	0	2009
	21.882481	11.856488	-45.82%	0	2008
	16.461920	21.882481	32.93%	0	2007
	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005
	12.332291	14.155513	14.78%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.148917	11.49%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.899375	25.425901	21.66%	0	2010
	11.994635	20.899375	74.24%	0	2009
	25.797416	11.994635	-53.50%	0	2008
	20.704448	25.797416	24.60%	0	2007
	14.504159	20.704448	42.75%	0	2006
	11.290283	14.504159	28.47%	0	2005
	10.000000	11.290283	12.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.396892	36.976679	21.65%	0	2010
	17.445542	30.396892	74.24%	0	2009
	37.535847	17.445542	-53.52%	0	2008
	30.138285	37.535847	24.55%	0	2007
	21.122496	30.138285	42.68%	0	2006
	16.451756	21.122496	28.39%	0	2005
	14.246024	16.451756	15.48%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.569939	13.717052	9.13%	0	2010
	9.287628	12.569939	35.34%	261	2009
	15.147406	9.287628	-38.69%	262	2008
	14.023902	15.147406	8.01%	262	2007
	13.430943	14.023902	4.41%	262	2006
	13.242813	13.430943	1.42%	263	2005
	12.488185	13.242813	6.04%	263	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.369940	15.550516	8.22%	972	2010
	12.060874	14.369940	19.15%	972	2009
	18.430972	12.060874	-34.56%	1,251	2008
	17.608077	18.430972	4.67%	1,251	2007
	15.016031	17.608077	17.26%	1,251	2006
	14.494132	15.016031	3.60%	1,251	2005
	12.972926	14.494132	11.73%	1,251	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.648449	6.48%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.166499	10.936026	7.57%	0	2010
	8.317503	10.166499	22.23%	0	2009
	12.053132	8.317503	-32.25%	0	2008
	11.590755	12.053132	3.99%	0	2007
	10.787435	11.590755	7.45%	0	2006
	10.659917	10.787435	1.20%	0	2005
	10.000000	10.659917	6.60%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.493501	11.271115	18.72%	0	2010
	7.253629	9.493501	30.88%	0	2009
	13.919027	7.253629	-47.89%	0	2008
	13.862023	13.919027	0.41%	0	2007
	11.539162	13.862023	20.13%	0	2006
	10.000000	11.539162	15.39%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.250278	9.476224	2.44%	0	2010
	8.388907	9.250278	10.27%	0	2009
	9.959154	8.388907	-15.77%	0	2008
	9.770794	9.959154	1.93%	0	2007
	9.636249	9.770794	1.40%	0	2006
	9.762014	9.636249	-1.29%	0	2005
	9.955329	9.762014	-1.94%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.298805	11.986273	16.39%	0	2010
	8.622633	10.298805	19.44%	0	2009
	14.642200	8.622633	-41.11%	0	2008
	14.973750	14.642200	-2.21%	0	2007
	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005
	13.413668	14.601735	8.86%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.153477	14.528411	19.54%	0	2010
	9.503990	12.153477	27.88%	0	2009
	16.130814	9.503990	-41.08%	0	2008
	15.407810	16.130814	4.69%	0	2007
	13.925889	15.407810	10.64%	0	2006
	13.392775	13.925889	3.98%	0	2005
	12.150747	13.392775	10.22%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.324441	13.569040	10.10%	0	2010
	10.000000	12.324441	23.24%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.783248	9.573283	8.99%	0	2010
	7.314348	8.783248	20.08%	0	2009
	10.705118	7.314348	-31.67%	0	2008
	10.367125	10.705118	3.26%	0	2007
	10.000000	10.367125	3.67%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.922251	10.232732	3.13%	0	2010
	9.092757	9.922251	9.12%	0	2009
	10.368731	9.092757	-12.31%	0	2008
	10.349385	10.368731	0.19%	0	2007
	10.000000	10.349385	3.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.744543	10.553137	8.30%	0	2010
	7.072484	9.744543	37.78%	0	2009
	11.846096	7.072484	-40.30%	0	2008
	10.647123	11.846096	11.26%	0	2007
	10.000000	10.647123	6.47%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.120695	9.339201	15.00%	0	2010
	6.013767	8.120695	35.04%	0	2009
	11.079829	6.013767	-45.72%	0	2008
	10.177964	11.079829	8.86%	0	2007
	10.000000	10.177964	1.78%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.442784	8.036784	7.98%	0	2010
	5.853000	7.442784	27.16%	0	2009
	9.712924	5.853000	-39.74%	0	2008
	10.000000	9.712924	-2.87%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.539836	14.907408	10.10%	0	2010
	9.531050	13.539836	42.06%	0	2009
	13.603229	9.531050	-29.94%	0	2008
	13.557768	13.603229	0.34%	0	2007
	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005
	11.803715	12.644713	7.12%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.118489	12.242148	10.11%	0	2010
	7.822222	11.118489	42.14%	0	2009
	11.181165	7.822222	-30.04%	0	2008
	11.140183	11.181165	0.37%	0	2007
	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.531931	8.456278	12.27%	0	2010
	5.060633	7.531931	48.83%	0	2009
	10.000000	5.060633	-49.39%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.745736	9.312578	20.23%	0	2010
	6.064356	7.745736	27.73%	0	2009
	10.000000	6.064356	-39.36%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.915406	8.853740	11.85%	0	2010
	6.296675	7.915406	25.71%	0	2009
	10.000000	6.296675	-37.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.145387	9.824565	7.43%	0	2010
	7.844296	9.145387	16.59%	0	2009
	10.000000	7.844296	-21.56%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.612583	9.418415	9.36%	0	2010
	7.128927	8.612583	20.81%	0	2009
	10.000000	7.128927	-28.71%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.879419	10.266463	3.92%	0	2010
	8.983784	9.879419	9.97%	0	2009
	10.000000	8.983784	-10.16%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.879401	9.622188	8.37%	0	2010
	7.483373	8.879401	18.66%	0	2009
	10.000000	7.483373	-25.17%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.337114	9.191992	10.25%	0	2010
	6.769278	8.337114	23.16%	0	2009
	10.000000	6.769278	-32.31%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.413018	9.986364	6.09%	0	2010
	8.220715	9.413018	14.50%	0	2009
	10.000000	8.220715	-17.79%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.295222	10.696278	3.90%	0	2010
	9.743746	10.295222	5.66%	0	2009
	10.000000	9.743746	-2.56%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.045586	11.619486	5.20%	0	2010
	9.749510	11.045586	13.29%	0	2009
	10.000000	9.749510	-2.50%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.334249	34.212924	12.79%	0	2010
	19.115830	30.334249	58.69%	0	2009
	46.703108	19.115830	-59.07%	0	2008
	33.063333	46.703108	41.25%	0	2007
	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005
	16.518123	19.356954	17.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.363940	20.707731	12.76%	0	2010
	11.572463	18.363940	58.69%	0	2009
	28.228863	11.572463	-59.00%	0	2008
	19.949016	28.228863	41.51%	0	2007
	15.012775	19.949016	32.88%	0	2006
	11.644707	15.012775	28.92%	0	2005
	10.000000	11.644707	16.45%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.037470	11.253024	1.95%	0	2010
	11.046718	11.037470	-0.08%	0	2009
	10.539565	11.046718	4.81%	0	2008
	10.109866	10.539565	4.25%	0	2007
	10.053696	10.109866	0.56%	0	2006
	10.005359	10.053696	0.48%	0	2005
	9.958142	10.005359	0.47%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.811668	7.489773	9.96%	0	2010
	5.407999	6.811668	25.96%	0	2009
	10.000000	5.407999	-45.92%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.938099	8.295388	4.50%	0	2010
	6.343566	7.938099	25.14%	0	2009
	11.456755	6.343566	-44.63%	0	2008
	10.765655	11.456755	6.42%	0	2007
	10.000000	10.765655	7.66%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.120289	15.749284	11.54%	34,186	2010
	11.408404	14.120289	23.77%	42,880	2009
	18.565966	11.408404	-38.55%	44,159	2008
	18.010853	18.565966	3.08%	57,370	2007
	15.837645	18.010853	13.72%	70,722	2006
	15.079743	15.837645	5.03%	84,202	2005
	13.591653	15.079743	10.95%	65,405	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.429530	12.212561	6.85%	2,111	2010
	10.000000	11.429530	14.30%	2,000	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.983630	13.063078	9.01%	0	2010
	10.000000	11.983630	19.84%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.186832	11.526263	3.03%	0	2010
	10.539733	11.186832	6.14%	0	2009
	11.526471	10.539733	-8.56%	0	2008
	11.243049	11.526471	2.52%	0	2007
	10.883299	11.243049	3.31%	0	2006
	10.826442	10.883299	0.53%	0	2005
	10.632205	10.826442	1.83%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.754125	13.764356	7.92%	873	2010
	11.002625	12.754125	15.92%	2,840	2009
	14.723493	11.002625	-25.27%	3,483	2008
	14.323647	14.723493	2.79%	3,662	2007
	13.219193	14.323647	8.35%	3,768	2006
	12.895765	13.219193	2.51%	3,987	2005
	12.099714	12.895765	6.58%	3,347	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.661665	14.999139	9.79%	19,974	2010
	11.287464	13.661665	21.03%	25,167	2009
	16.909180	11.287464	-33.25%	35,397	2008
	16.373923	16.909180	3.27%	36,298	2007
	14.690818	16.373923	11.46%	37,063	2006
	14.100070	14.690818	4.19%	43,486	2005
	12.927866	14.100070	9.07%	17,744	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.036372	12.708943	5.59%	0	2010
	10.797996	12.036372	11.47%	21,546	2009
	13.063022	10.797996	-17.34%	22,178	2008
	12.684250	13.063022	2.99%	22,791	2007
	12.022586	12.684250	5.50%	23,398	2006
	11.824787	12.022586	1.67%	23,400	2005
	11.340974	11.824787	4.27%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.026026	19.679610	22.80%	0	2010
	12.043929	16.026026	33.06%	0	2009
	19.483084	12.043929	-38.18%	0	2008
	18.619166	19.483084	4.64%	0	2007
	17.412461	18.619166	6.93%	0	2006
	15.962749	17.412461	9.08%	0	2005
	14.175509	15.962749	12.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.631905	9.371859	-2.70%	0	2010
	9.895030	9.631905	-2.66%	784	2009
	9.964960	9.895030	-0.70%	787	2008
	9.774552	9.964960	1.95%	0	2007
	9.609689	9.774552	1.72%	0	2006
	9.618970	9.609689	-0.10%	587	2005
	9.806322	9.618970	-1.91%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.263285	12.119595	7.60%	0	2010
	9.306691	11.263285	21.02%	0	2009
	11.564704	9.306691	-19.53%	0	2008
	11.361858	11.564704	1.79%	0	2007
	11.137395	11.361858	2.02%	0	2006
	11.201387	11.137395	-0.57%	0	2005
	10.806126	11.201387	3.66%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.963564	8.818482	10.74%	0	2010
	6.013271	7.963564	32.43%	0	2009
	10.000000	6.013271	-39.87%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.538118	13.949382	3.04%	0	2010
	10.743615	13.538118	26.01%	0	2009
	20.632130	10.743615	-47.93%	0	2008
	20.648674	20.632130	-0.08%	0	2007
	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005
	13.649628	15.937431	16.76%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.670861	9.960488	2.99%	0	2010
	7.675632	9.670861	25.99%	0	2009
	14.732856	7.675632	-47.90%	0	2008
	14.746131	14.732856	-0.09%	0	2007
	12.380156	14.746131	19.11%	0	2006
	11.379776	12.380156	8.79%	0	2005
	10.000000	11.379776	13.80%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.860176	8.822750	12.25%	0	2010
	6.245178	7.860176	25.86%	0	2009
	10.000000	6.245178	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.727621	8.477504	9.70%	0	2010
	6.233384	7.727621	23.97%	0	2009
	10.000000	6.233384	-37.67%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.589949	9.339993	23.06%	0	2010
	6.156352	7.589949	23.29%	0	2009
	10.000000	6.156352	-38.44%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.423250	9.805085	16.41%	0	2010
	6.635259	8.423250	26.95%	0	2009
	10.000000	6.635259	-33.65%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.797872	13.144257	21.73%	0	2010
	8.725387	10.797872	23.75%	0	2009
	16.774341	8.725387	-47.98%	0	2008
	15.746409	16.774341	6.53%	0	2007
	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005
	13.611753	14.988380	10.11%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.635003	19.240904	23.06%	0	2010
	12.767297	15.635003	22.46%	0	2009
	19.383155	12.767297	-34.13%	0	2008
	21.476827	19.383155	-9.75%	0	2007
	18.848605	21.476827	13.94%	0	2006
	18.845879	18.848605	0.01%	0	2005
	16.554929	18.845879	13.84%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.458116	18.798373	21.61%	0	2010
	11.818135	15.458116	30.80%	0	2009
	19.704363	11.818135	-40.02%	0	2008
	19.877673	19.704363	-0.87%	0	2007
	18.279558	19.877673	8.74%	0	2006
	16.771526	18.279558	8.99%	0	2005
	14.510988	16.771526	15.58%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.600380	12.779976	10.17%	0	2010
	9.495562	11.600380	22.17%	0	2009
	16.715056	9.495562	-43.19%	0	2008
	15.924444	16.715056	4.96%	0	2007
	14.431147	15.924444	10.35%	0	2006
	13.855035	14.431147	4.16%	0	2005
	13.000020	13.855035	6.58%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.023424	8.872024	26.32%	0	2010
	5.530810	7.023424	26.99%	0	2009
	10.000000	5.530810	-44.69%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.175356	10.140212	-0.35%	0	2010
	9.763520	10.175356	4.22%	0	2009
	10.000000	9.763520	-2.36%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.174315	14.259480	8.24%	0	2010
	10.000000	13.174315	31.74%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.802117	13.517587	5.59%	1,212	2010
	10.000000	12.802117	28.02%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.798574	13.243557	3.48%	0	2010
	10.000000	12.798574	27.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.622935	14.179482	12.33%	0	2010
	10.114078	12.622935	24.81%	0	2009
	16.558249	10.114078	-38.92%	0	2008
	17.475873	16.558249	-5.25%	0	2007
	15.541220	17.475873	12.45%	0	2006
	15.364109	15.541220	1.15%	0	2005
	13.486131	15.364109	13.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.772109	13.249257	12.55%	0	2010
	8.680418	11.772109	35.62%	0	2009
	14.956133	8.680418	-41.96%	0	2008
	14.495253	14.956133	3.18%	0	2007
	12.688592	14.495253	14.24%	0	2006
	11.433463	12.688592	10.98%	0	2005
	10.000000	11.433463	14.33%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.838889	20.083370	12.58%	0	2010
	13.156330	17.838889	35.59%	0	2009
	22.661965	13.156330	-41.95%	0	2008
	21.958952	22.661965	3.20%	0	2007
	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005
	14.977033	17.323937	15.67%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.422759	2.693781	11.19%	0	2010
	1.969645	2.422759	23.00%	0	2009
	9.473914	1.969645	-79.21%	0	2008
	10.000000	9.473914	-5.26%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.305966	3.681267	11.35%	0	2010
	2.697637	3.305966	22.55%	0	2009
	12.940816	2.697637	-79.15%	0	2008
	13.364581	12.940816	-3.17%	0	2007
	12.574246	13.364581	6.29%	0	2006
	12.668195	12.574246	-0.74%	0	2005
	11.974106	12.668195	5.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.928510	13.443544	12.70%	1,016	2010
	9.578225	11.928510	24.54%	1,016	2009
	16.040291	9.578225	-40.29%	1,308	2008
	15.830641	16.040291	1.32%	1,308	2007
	14.176418	15.830641	11.67%	1,308	2006
	13.777669	14.176418	2.89%	1,308	2005
	12.973431	13.777669	6.20%	1,308	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	15.916724	19.058165	19.74%	0	2010
	11.950765	15.916724	33.19%	0	2009
	19.812826	11.950765	-39.68%	0	2008
	20.653265	19.812826	-4.07%	0	2007
	18.511367	20.653265	11.57%	0	2006
	17.338914	18.511367	6.76%	0	2005
	14.952077	17.338914	15.96%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.767546	11.458738	6.42%	0	2010
	10.000000	10.767546	7.68%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.846261	11.100688	2.35%	0	2010
	10.000000	10.846261	8.46%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.490281	11.674836	11.29%	0	2010
	8.305380	10.490281	26.31%	0	2009
	13.924881	8.305380	-40.36%	0	2008
	15.233478	13.924881	-8.59%	0	2007
	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005
	12.200318	13.190054	8.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.440605	14.389256	7.06%	0	2010
	11.083425	13.440605	21.27%	0	2009
	20.324655	11.083425	-45.47%	0	2008
	19.278732	20.324655	5.43%	0	2007
	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005
	12.567062	14.208241	13.06%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.588450	14.796409	17.54%	0	2010
	7.893754	12.588450	59.47%	0	2009
	12.884717	7.893754	-38.74%	0	2008
	12.551359	12.884717	2.66%	0	2007
	12.233756	12.551359	2.60%	0	2006
	11.895053	12.233756	2.85%	0	2005
	11.639317	11.895053	2.20%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.445159	4.45%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.825964	10.216427	3.97%	0	2010
	9.232513	9.825964	6.43%	0	2009
	10.596703	9.232513	-12.87%	0	2008
	10.352139	10.596703	2.36%	0	2007
	10.272794	10.352139	0.77%	0	2006
	10.157467	10.272794	1.14%	0	2005
	10.030773	10.157467	1.26%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.981373	18.132661	6.78%	0	2010
	13.413226	16.981373	26.60%	0	2009
	16.214509	13.413226	-17.28%	0	2008
	15.665159	16.214509	3.51%	0	2007
	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005
	12.431525	13.315068	7.11%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.702200	17.02%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.330722	12.385972	9.31%	0	2010
	9.164987	11.330722	23.63%	0	2009
	15.160746	9.164987	-39.55%	0	2008
	14.173175	15.160746	6.97%	0	2007
	12.812449	14.173175	10.62%	0	2006
	12.107905	12.812449	5.82%	0	2005
	11.347027	12.107905	6.71%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.214674	10.157632	10.23%	0	2010
	8.202674	9.214674	12.34%	0	2009
	11.893265	8.202674	-31.03%	0	2008
	11.362036	11.893265	4.68%	0	2007
	10.412399	11.362036	9.12%	0	2006
	10.192174	10.412399	2.16%	0	2005
	10.000000	10.192174	1.92%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.531482	25.31%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.318191	15.194881	23.35%	0	2010
	8.293825	12.318191	48.52%	0	2009
	14.552796	8.293825	-43.01%	0	2008
	13.143619	14.552796	10.72%	0	2007
	11.003661	13.143619	19.45%	0	2006
	10.643645	11.003661	3.38%	0	2005
	10.000000	10.643645	6.44%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.266844	11.734355	4.15%	0	2010
	10.339355	11.266844	8.97%	0	2009
	10.378153	10.339355	-0.37%	0	2008
	10.045770	10.378153	3.31%	0	2007
	9.944243	10.045770	1.02%	0	2006
	10.029125	9.944243	-0.85%	0	2005
	10.000000	10.029125	0.29%	0	2004*

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.503524	11.522277	9.70%	0	2010
	8.974399	10.503524	17.04%	0	2009
	15.561424	8.974399	-42.33%	0	2008
	15.262085	15.561424	1.96%	0	2007
	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005
	12.190984	13.186252	8.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.417342	18.980584	23.11%	0	2010
	11.112865	15.417342	38.73%	0	2009
	17.785824	11.112865	-37.52%	0	2008
	18.016376	17.785824	-1.28%	0	2007
	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005
	13.506639	15.640797	15.80%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.264350	11.515422	2.23%	0	2010
	10.509365	11.264350	7.18%	0	2009
	10.980994	10.509365	-4.29%	0	2008
	10.314001	10.980994	6.47%	0	2007
	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005
	10.270430	10.568368	2.90%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.893310	12.062377	10.73%	0	2010
	9.510952	10.893310	14.53%	0	2009
	14.984339	9.510952	-36.53%	0	2008
	15.477566	14.984339	-3.19%	0	2007
	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005
	12.241571	13.402011	9.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.411451	13.203884	15.71%	0	2010
	9.039997	11.411451	26.23%	0	2009
	12.314104	9.039997	-26.59%	0	2008
	12.979119	12.314104	-5.12%	0	2007
	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.953359	12.759548	6.74%	0	2010
	10.000000	11.953359	19.53%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.408428	17.631627	22.37%	0	2010
	11.850255	14.408428	21.59%	0	2009
	17.638936	11.850255	-32.82%	0	2008
	18.260217	17.638936	-3.40%	0	2007
	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005
	13.274342	15.734676	18.53%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.190619	12.465194	11.39%	0	2010
	9.129349	11.190619	22.58%	0	2009
	14.977913	9.129349	-39.05%	0	2008
	14.671470	14.977913	2.09%	0	2007
	13.094038	14.671470	12.05%	0	2006
	12.891636	13.094038	1.57%	0	2005
	12.012514	12.891636	7.32%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.403172	12.758281	11.88%	0	2010
	9.593139	11.403172	18.87%	0	2009
	14.036837	9.593139	-31.66%	0	2008
	13.510240	14.036837	3.90%	0	2007
	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005
	11.582860	11.804661	1.91%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	9.009860	11.462608	27.22%	0	2010
	7.366741	9.009860	22.30%	0	2009
	12.173784	7.366741	-39.49%	0	2008
	14.111941	12.173784	-13.73%	0	2007
	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005
	12.642571	13.652977	7.99%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.023932	12.115568	9.90%	0	2010
	10.008060	11.023932	10.15%	0	2009
	14.632641	10.008060	-31.60%	0	2008
	13.725346	14.632641	6.61%	0	2007
	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005
	11.830736	12.323453	4.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.686549	11.253471	5.31%	0	2010
	9.145297	10.686549	16.85%	0	2009
	10.172207	9.145297	-10.10%	0	2008
	9.949965	10.172207	2.23%	0	2007
	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005
	9.975615	10.023347	0.48%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.446207	11.433666	9.45%	0	2010
	8.665694	10.446207	20.55%	0	2009
	11.908098	8.665694	-27.23%	0	2008
	11.295312	11.908098	5.43%	0	2007
	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.346664	11.504162	11.19%	0	2010
	8.276442	10.346664	25.01%	0	2009
	12.665074	8.276442	-34.65%	0	2008
	11.844572	12.665074	6.93%	0	2007
	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.107473	11.391726	12.71%	0	2010
	7.922990	10.107473	27.57%	0	2009
	13.177656	7.922990	-39.88%	0	2008
	12.200463	13.177656	8.01%	0	2007
	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.559341	15.712967	15.88%	0	2010
	9.448092	13.559341	43.51%	0	2009
	21.309610	9.448092	-55.66%	0	2008
	15.047416	21.309610	41.62%	0	2007
	13.267310	15.047416	13.42%	0	2006
	10.000000	13.267310	32.67%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.176201	12.490479	11.76%	0	2010
	8.848138	11.176201	26.31%	0	2009
	15.910840	8.848138	-44.39%	0	2008
	16.157685	15.910840	-1.53%	0	2007
	13.852510	16.157685	16.64%	0	2006
	13.491515	13.852510	2.68%	0	2005
	12.471913	13.491515	8.18%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.338554	12.453729	20.46%	0	2010
	8.307658	10.338554	24.45%	0	2009
	16.213695	8.307658	-48.76%	0	2008
	13.164805	16.213695	23.16%	0	2007
	12.701314	13.164805	3.65%	0	2006
	12.378260	12.701314	2.61%	0	2005
	12.342911	12.378260	0.29%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.868034	11.366966	4.59%	0	2010
	9.678134	10.868034	12.29%	0	2009
	10.308660	9.678134	-6.12%	0	2008
	10.185742	10.308660	1.21%	0	2007
	10.056955	10.185742	1.28%	0	2006
	10.148269	10.056955	-0.90%	0	2005
	10.015587	10.148269	1.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.802126	23.510119	25.04%	0	2010
	13.834243	18.802126	35.91%	0	2009
	23.556042	13.834243	-41.27%	0	2008
	21.004090	23.556042	12.15%	0	2007
	19.213360	21.004090	9.32%	0	2006
	16.739109	19.213360	14.78%	0	2005
	13.807693	16.739109	21.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.950381	17.502303	9.73%	0	2010
	12.994370	15.950381	22.75%	0	2009
	23.844891	12.994370	-45.50%	0	2008
	20.950159	23.844891	13.82%	0	2007
	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005
	14.366822	15.832040	10.20%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.012573	12.083686	9.73%	0	2010
	8.973110	11.012573	22.73%	0	2009
	16.461582	8.973110	-45.49%	0	2008
	14.462290	16.461582	13.82%	0	2007
	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	0	2005
	10.000000	10.929165	9.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.534218	16.629121	22.87%	0	2010
	8.855708	13.534218	52.83%	0	2009
	18.694738	8.855708	-52.63%	0	2008
	18.234143	18.694738	2.53%	0	2007
	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005
	14.653775	16.223094	10.71%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.020937	10.980574	9.58%	0	2010
	7.599178	10.020937	31.87%	0	2009
	11.108759	7.599178	-31.59%	0	2008
	11.010936	11.108759	0.89%	0	2007
	10.000000	11.010936	10.11%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.417179	13.395690	17.33%	0	2010
	10.004827	11.417179	14.12%	0	2009
	14.112772	10.004827	-29.11%	0	2008
	14.914999	14.112772	-5.38%	0	2007
	13.093505	14.914999	13.91%	0	2006
	13.016674	13.093505	0.59%	0	2005
	12.058413	13.016674	7.95%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.725436	18.362599	24.70%	0	2010
	11.723787	14.725436	25.60%	0	2009
	17.998664	11.723787	-34.86%	0	2008
	18.961885	17.998664	-5.08%	0	2007
	16.666383	18.961885	13.77%	0	2006
	15.754961	16.666383	5.78%	0	2005
	13.091484	15.754961	20.35%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.275711	8.873551	7.22%	0	2010
	6.533249	8.275711	26.67%	0	2009
	10.000000	6.533249	-34.67%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.150928	17.315370	14.29%	0	2010
	9.024332	15.150928	67.89%	0	2009
	19.608264	9.024332	-53.98%	0	2008
	15.668988	19.608264	25.14%	0	2007
	12.570104	15.668988	24.65%	0	2006
	10.000000	12.570104	25.70%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.458447	17.351812	5.43%	0	2010
	12.349305	16.458447	33.27%	0	2009
	21.299565	12.349305	-42.02%	0	2008
	18.972437	21.299565	12.27%	0	2007
	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005
	13.005097	14.991026	15.27%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.537314	13.217853	5.43%	0	2010
	9.396529	12.537314	33.42%	0	2009
	16.210600	9.396529	-42.03%	0	2008
	14.440865	16.210600	12.26%	0	2007
	12.224436	14.440865	18.13%	0	2006
	11.412675	12.224436	7.11%	0	2005
	10.000000	11.412675	14.13%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.702181	15.241749	11.24%	0	2010
	11.871247	13.702181	15.42%	0	2009
	11.493551	11.871247	3.29%	0	2008
	10.645767	11.493551	7.96%	0	2007
	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.288678	2.89%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.261590	12.62%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.735902	10.908090	12.04%	0	2010
	8.292997	9.735902	17.40%	0	2009
	14.864013	8.292997	-44.21%	0	2008
	13.681420	14.864013	8.64%	0	2007
	13.263749	13.681420	3.15%	0	2006
	12.560211	13.263749	5.60%	0	2005
	12.146174	12.560211	3.41%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	13.107319	15.101863	15.22%	0	2010
	9.492148	13.107319	38.09%	0	2009
	18.462293	9.492148	-48.59%	0	2008
	17.175529	18.462293	7.49%	0	2007
	15.190459	17.175529	13.07%	0	2006
	14.294172	15.190459	6.27%	0	2005
	12.751290	14.294172	12.10%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.744920	12.413094	5.69%	0	2010
	10.000000	11.744920	17.45%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.707710	14.413361	5.15%	0	2010
	11.223835	13.707710	22.13%	0	2009
	13.749623	11.223835	-18.37%	0	2008
	12.821512	13.749623	7.24%	0	2007
	11.939548	12.821512	7.39%	0	2006
	11.402622	11.939548	4.71%	0	2005
	10.827105	11.402622	5.32%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.732774	16.291761	3.55%	0	2010
	11.079337	15.732774	42.00%	0	2009
	20.458703	11.079337	-45.85%	0	2008
	15.398782	20.458703	32.86%	0	2007
	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005
	11.553597	13.254893	14.73%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.145120	11.45%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.838648	25.339024	21.60%	0	2010
	11.965919	20.838648	74.15%	0	2009
	25.748942	11.965919	-53.53%	0	2008
	20.676225	25.748942	24.53%	0	2007
	14.491811	20.676225	42.68%	0	2006
	11.286445	14.491811	28.40%	0	2005
	10.000000	11.286445	12.86%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.588770	34.759329	21.58%	0	2010
	16.416242	28.588770	74.15%	0	2009
	35.339447	16.416242	-53.55%	0	2008
	28.389401	35.339447	24.48%	0	2007
	19.906984	28.389401	42.61%	0	2006
	15.512965	19.906984	28.32%	0	2005
	13.439992	15.512965	15.42%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.406675	12.441236	9.07%	0	2010
	8.432460	11.406675	35.27%	0	2009
	13.759787	8.432460	-38.72%	0	2008
	12.745788	13.759787	7.96%	0	2007
	12.213138	12.745788	4.36%	0	2006
	12.048246	12.213138	1.37%	0	2005
	11.367537	12.048246	5.99%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.383690	14.475798	8.16%	0	2010
	11.238874	13.383690	19.08%	0	2009
	17.183658	11.238874	-34.60%	0	2008
	16.424933	17.183658	4.62%	0	2007
	14.014222	16.424933	17.20%	0	2006
	13.534074	14.014222	3.55%	0	2005
	12.119843	13.534074	11.67%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.644816	6.45%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.137152	10.898852	7.51%	0	2010
	8.297750	10.137152	22.17%	0	2009
	12.030699	8.297750	-32.28%	0	2008
	11.575170	12.030699	3.94%	0	2007
	10.778453	11.575170	7.39%	0	2006
	10.656504	10.778453	1.14%	0	2005
	10.000000	10.656504	6.57%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.470733	11.238324	18.66%	0	2010
	7.239960	9.470733	30.81%	0	2009
	13.899971	7.239960	-47.91%	0	2008
	13.850199	13.899971	0.36%	0	2007
	11.535240	13.850199	20.07%	0	2006
	10.000000	11.535240	15.35%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.183248	9.402725	2.39%	0	2010
	8.332400	9.183248	10.21%	0	2009
	9.897164	8.332400	-15.81%	0	2008
	9.714992	9.897164	1.88%	0	2007
	9.586138	9.714992	1.34%	0	2006
	9.716232	9.586138	-1.34%	0	2005
	9.913731	9.716232	-1.99%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.472482	11.018894	16.33%	0	2010
	7.934868	9.472482	19.38%	0	2009
	13.481237	7.934868	-41.14%	0	2008
	13.793625	13.481237	-2.26%	0	2007
	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005
	12.375530	13.464723	8.80%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.111888	14.471265	19.48%	0	2010
	9.476323	12.111888	27.81%	0	2009
	16.092134	9.476323	-41.11%	0	2008
	15.378820	16.092134	4.64%	0	2007
	13.906813	15.378820	10.58%	0	2006
	13.381289	13.906813	3.93%	0	2005
	12.146568	13.381289	10.17%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.320211	13.557430	10.04%	0	2010
	10.000000	12.320211	23.20%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.766695	9.550328	8.94%	14,256	2010
	7.304315	8.766695	20.02%	14,304	2009
	10.695939	7.304315	-31.71%	12,266	2008
	10.363593	10.695939	3.21%	0	2007
	10.000000	10.363593	3.64%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.903550	10.208205	3.08%	12,259	2010
	9.080292	9.903550	9.07%	12,241	2009
	10.359835	9.080292	-12.35%	10,485	2008
	10.345854	10.359835	0.14%	0	2007
	10.000000	10.345854	3.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.726182	10.527857	8.24%	0	2010
	7.062787	9.726182	37.71%	0	2009
	11.835950	7.062787	-40.33%	0	2008
	10.643505	11.835950	11.20%	0	2007
	10.000000	10.643505	6.44%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.105384	9.316805	14.95%	0	2010
	6.005508	8.105384	34.97%	0	2009
	11.070327	6.005508	-45.75%	0	2008
	10.174500	11.070327	8.80%	0	2007
	10.000000	10.174500	1.75%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.432579	8.021648	7.93%	17,663	2010
	5.847975	7.432579	27.10%	17,510	2009
	9.709586	5.847975	-39.77%	15,211	2008
	10.000000	9.709586	-2.90%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.480475	13.733989	10.04%	0	2010
	8.789857	12.480475	41.99%	0	2009
	12.551826	8.789857	-29.97%	0	2008
	12.516349	12.551826	0.28%	0	2007
	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005
	10.913823	11.685407	7.07%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.091881	12.206569	10.05%	0	2010
	7.807509	11.091881	42.07%	0	2009
	11.165880	7.807509	-30.08%	0	2008
	11.130696	11.165880	0.32%	0	2007
	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.525474	8.444706	12.21%	0	2010
	5.058892	7.525474	48.76%	0	2009
	10.000000	5.058892	-49.41%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.739089	9.299831	20.17%	0	2010
	6.062265	7.739089	27.66%	0	2009
	10.000000	6.062265	-39.38%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.908615	8.841611	11.80%	0	2010
	6.294509	7.908615	25.64%	0	2009
	10.000000	6.294509	-37.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.137556	9.811122	7.37%	0	2010
	7.841613	9.137556	16.53%	0	2009
	10.000000	7.841613	-21.58%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.605213	9.405529	9.30%	0	2010
	7.126480	8.605213	20.75%	0	2009
	10.000000	7.126480	-28.74%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.870949	10.252402	3.86%	0	2010
	8.980699	9.870949	9.91%	0	2009
	10.000000	8.980699	-10.19%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.871802	9.609020	8.31%	0	2010
	7.480804	8.871802	18.59%	0	2009
	10.000000	7.480804	-25.19%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.329977	9.179402	10.20%	0	2010
	6.766952	8.329977	23.10%	0	2009
	10.000000	6.766952	-32.33%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.404951	9.972680	6.04%	0	2010
	8.217895	9.404951	14.44%	0	2009
	10.000000	8.217895	-17.82%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.286402	10.681616	3.84%	0	2010
	9.740403	10.286402	5.61%	0	2009
	10.000000	9.740403	-2.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.036152	11.603596	5.14%	0	2010
	9.746179	11.036152	13.24%	0	2009
	10.000000	9.746179	-2.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.861814	32.535513	12.73%	0	2010
	18.197289	28.861814	58.61%	0	2009
	44.481923	18.197289	-59.09%	0	2008
	31.507117	44.481923	41.18%	0	2007
	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005
	15.764871	18.464766	17.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.310552	20.636931	12.71%	0	2010
	11.544766	18.310552	58.60%	0	2009
	28.175851	11.544766	-59.03%	0	2008
	19.921838	28.175851	41.43%	0	2007
	15.000000	19.921838	32.81%	0	2006
	11.640756	15.000000	28.86%	0	2005
	10.000000	11.640756	16.41%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.906576	11.113871	1.90%	0	2010
	10.921328	10.906576	-0.14%	0	2009
	10.425291	10.921328	4.76%	0	2008
	10.005415	10.425291	4.20%	0	2007
	9.954928	10.005415	0.51%	0	2006
	9.912146	9.954928	0.43%	0	2005
	9.870436	9.912146	0.42%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.805821	7.479488	9.90%	0	2010
	5.406135	6.805821	25.89%	0	2009
	10.000000	5.406135	-45.94%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.923145	8.275513	4.45%	0	2010
	6.334872	7.923145	25.07%	0	2009
	11.446937	6.334872	-44.66%	0	2008
	10.761991	11.446937	6.36%	0	2007
	10.000000	10.761991	7.62%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.022695	14.517603	11.48%	0	2010
	10.527018	13.022695	23.71%	0	2009
	17.140432	10.527018	-38.58%	0	2008
	16.636549	17.140432	3.03%	0	2007
	14.636665	16.636549	13.66%	0	2006
	13.943365	14.636665	4.97%	0	2005
	12.573870	13.943365	10.89%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.425599	12.202083	6.80%	0	2010
	10.000000	11.425599	14.26%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.979523	13.051895	8.95%	0	2010
	10.000000	11.979523	19.80%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.925592	11.251313	2.98%	0	2010
	10.298902	10.925592	6.09%	0	2009
	11.268896	10.298902	-8.61%	0	2008
	10.997500	11.268896	2.47%	0	2007
	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005
	10.415999	10.600846	1.77%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.069589	13.018902	7.87%	0	2010
	10.417443	12.069589	15.86%	0	2009
	13.947586	10.417443	-25.31%	0	2008
	13.575830	13.947586	2.74%	0	2007
	12.535451	13.575830	8.30%	0	2006
	12.235023	12.535451	2.46%	0	2005
	11.485655	12.235023	6.52%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.757305	13.999057	9.73%	10,218	2010
	10.545690	12.757305	20.97%	10,218	2009
	15.806111	10.545690	-33.28%	10,218	2008
	15.313687	15.806111	3.22%	10,497	2007
	13.746606	15.313687	11.40%	10,684	2006
	13.200595	13.746606	4.14%	10,686	2005
	12.109389	13.200595	9.01%	10,688	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.561229	12.200977	5.53%	4,047	2010
	10.377072	11.561229	11.41%	4,050	2009
	12.560263	10.377072	-17.38%	4,052	2008
	12.202378	12.560263	2.93%	0	2007
	11.571769	12.202378	5.45%	0	2006
	11.387224	11.571769	1.62%	0	2005
	10.926922	11.387224	4.21%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.600684	17.920119	22.73%	0	2010
	10.978399	14.600684	32.99%	0	2009
	17.768579	10.978399	-38.21%	0	2008
	16.989461	17.768579	4.59%	0	2007
	15.896522	16.989461	6.88%	0	2006
	14.580496	15.896522	9.03%	0	2005
	12.954662	14.580496	12.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.597732	9.333809	-2.75%	0	2010
	9.864992	9.597732	-2.71%	0	2009
	9.939818	9.864992	-0.75%	0	2008
	9.754929	9.939818	1.90%	0	2007
	9.595316	9.754929	1.66%	0	2006
	9.609508	9.595316	-0.15%	0	2005
	9.801712	9.609508	-1.96%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.843521	11.661913	7.55%	0	2010
	8.964450	10.843521	20.96%	0	2009
	11.145162	8.964450	-19.57%	0	2008
	10.955332	11.145162	1.73%	0	2007
	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005
	10.435528	10.811681	3.60%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.956734	8.806401	10.68%	0	2010
	6.011206	7.956734	32.37%	0	2009
	10.000000	6.011206	-39.89%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.491795	13.894509	2.98%	0	2010
	10.712357	13.491795	25.95%	0	2009
	20.582710	10.712357	-47.95%	0	2008
	20.609862	20.582710	-0.13%	0	2007
	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005
	13.466949	15.923791	16.70%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.642745	9.926430	2.94%	0	2010
	7.657252	9.642745	25.93%	0	2009
	14.705170	7.657252	-47.93%	0	2008
	14.726035	14.705170	-0.14%	0	2007
	12.369612	14.726035	19.05%	0	2006
	11.375904	12.369612	8.74%	0	2005
	10.000000	11.375904	13.76%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.853443	8.810683	12.19%	0	2010
	6.243034	7.853443	25.80%	0	2009
	10.000000	6.243034	-37.57%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.720988	8.465881	9.65%	0	2010
	6.231235	7.720988	23.91%	0	2009
	10.000000	6.231235	-37.69%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.583445	9.327189	22.99%	0	2010
	6.154236	7.583445	23.22%	0	2009
	10.000000	6.154236	-38.46%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.416032	9.791644	16.35%	0	2010
	6.632979	8.416032	26.88%	0	2009
	10.000000	6.632979	-33.67%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.786576	11.907092	21.67%	0	2010
	7.912256	9.786576	23.69%	0	2009
	15.218971	7.912256	-48.01%	0	2008
	14.293732	15.218971	6.47%	0	2007
	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005
	12.375046	13.619596	10.06%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.802873	16.977504	23.00%	0	2010
	11.276998	13.802873	22.40%	0	2009
	17.129432	11.276998	-34.17%	0	2008
	18.989489	17.129432	-9.80%	0	2007
	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005
	14.660176	16.680345	13.78%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	14.107536	17.147144	21.55%	0	2010
	10.791135	14.107536	30.73%	0	2009
	18.001336	10.791135	-40.05%	0	2008
	18.169061	18.001336	-0.92%	0	2007
	16.716877	18.169061	8.69%	0	2006
	15.345626	16.716877	8.94%	0	2005
	13.284106	15.345626	15.52%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.617203	11.690824	10.11%	0	2010
	8.695247	10.617203	22.10%	0	2009
	15.314144	8.695247	-43.22%	0	2008
	14.597345	15.314144	4.91%	0	2007
	13.235276	14.597345	10.29%	0	2006
	12.713412	13.235276	4.10%	0	2005
	11.934984	12.713412	6.52%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.017385	8.859866	26.26%	0	2010
	5.528902	7.017385	26.92%	0	2009
	10.000000	5.528902	-44.71%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.166641	10.126320	-0.40%	0	2010
	9.760177	10.166641	4.16%	0	2009
	10.000000	9.760177	-2.40%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.169797	14.247273	8.18%	0	2010
	10.000000	13.169797	31.70%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.797734	13.506022	5.53%	0	2010
	10.000000	12.797734	27.98%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.794187	13.232220	3.42%	0	2010
	10.000000	12.794187	27.94%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.593016	13.015873	12.27%	0	2010
	9.293648	11.593016	24.74%	0	2009
	15.222928	9.293648	-38.95%	0	2008
	16.074868	15.222928	-5.30%	0	2007
	14.302634	16.074868	12.39%	0	2006
	14.146884	14.302634	1.10%	0	2005
	12.424069	14.146884	13.87%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.737872	13.203950	12.49%	0	2010
	8.659622	11.737872	35.55%	0	2009
	14.928004	8.659622	-41.99%	0	2008
	14.475470	14.928004	3.13%	0	2007
	12.677771	14.475470	14.18%	0	2006
	11.429587	12.677771	10.92%	0	2005
	10.000000	11.429587	14.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.642897	18.727284	12.52%	0	2010
	12.280595	16.642897	35.52%	0	2009
	21.164400	12.280595	-41.98%	0	2008
	20.518439	21.164400	3.15%	0	2007
	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005
	14.016105	16.204092	15.61%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.419427	2.688686	11.13%	0	2010
	1.967956	2.419427	22.94%	0	2009
	9.470670	1.967956	-79.22%	0	2008
	10.000000	9.470670	-5.29%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.018221	3.359140	11.30%	0	2010
	2.464098	3.018221	22.49%	0	2009
	11.826628	2.464098	-79.16%	0	2008
	12.220230	11.826628	-3.22%	0	2007
	11.503458	12.220230	6.23%	0	2006
	11.595358	11.503458	-0.79%	0	2005
	10.965685	11.595358	5.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.987690	12.376877	12.64%	0	2010
	8.827327	10.987690	24.47%	0	2009
	14.790405	8.827327	-40.32%	0	2008
	14.604644	14.790405	1.27%	0	2007
	13.085247	14.604644	11.61%	0	2006
	12.723699	13.085247	2.84%	0	2005
	11.987135	12.723699	6.14%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.420089	17.257281	19.68%	0	2010
	10.832620	14.420089	33.12%	0	2009
	17.968356	10.832620	-39.71%	0	2008
	18.740234	17.968356	-4.12%	0	2007
	16.805357	18.740234	11.51%	0	2006
	15.749018	16.805357	6.71%	0	2005
	13.588023	15.749018	15.90%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.763848	11.448916	6.36%	0	2010
	10.000000	10.763848	7.64%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.842534	11.091175	2.29%	0	2010
	10.000000	10.842534	8.43%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.454362	11.628891	11.23%	0	2010
	8.281208	10.454362	26.24%	0	2009
	13.891529	8.281208	-40.39%	0	2008
	15.204854	13.891529	-8.64%	0	2007
	13.487518	15.204854	12.73%	0	2006
	13.178754	13.487518	2.34%	0	2005
	12.196135	13.178754	8.06%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.394595	14.332632	7.00%	0	2010
	11.051174	13.394595	21.21%	0	2009
	20.275968	11.051174	-45.50%	0	2008
	19.242493	20.275968	5.37%	0	2007
	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005
	12.562751	14.196078	13.00%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.545382	14.738209	17.48%	0	2010
	7.870786	12.545382	59.39%	0	2009
	12.853859	7.870786	-38.77%	0	2008
	12.527778	12.853859	2.60%	0	2007
	12.217024	12.527778	2.54%	0	2006
	11.884869	12.217024	2.79%	0	2005
	11.635330	11.884869	2.14%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.441594	4.42%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.792381	10.176278	3.92%	0	2010
	9.205684	9.792381	6.37%	0	2009
	10.571339	9.205684	-12.92%	0	2008
	10.332690	10.571339	2.31%	0	2007
	10.258741	10.332690	0.72%	0	2006
	10.148776	10.258741	1.08%	0	2005
	10.027332	10.148776	1.21%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.920365	18.058221	6.72%	0	2010
	13.371901	16.920365	26.54%	0	2009
	16.172878	13.371901	-17.32%	0	2008
	15.633022	16.172878	3.45%	0	2007
	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005
	12.425135	13.301386	7.05%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.698221	16.98%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.293635	12.339092	9.26%	0	2010
	9.139674	11.293635	23.57%	0	2009
	15.126672	9.139674	-39.58%	0	2008
	14.148631	15.126672	6.91%	0	2007
	12.796819	14.148631	10.56%	0	2006
	12.099333	12.796819	5.76%	0	2005
	11.344828	12.099333	6.65%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.190424	10.125694	10.18%	0	2010
	8.185287	9.190424	12.28%	0	2009
	11.874173	8.185287	-31.07%	0	2008
	11.349671	11.874173	4.62%	0	2007
	10.406395	11.349671	9.06%	0	2006
	10.191514	10.406395	2.11%	0	2005
	10.000000	10.191514	1.92%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.528521	25.29%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.285746	15.147080	23.29%	0	2010
	8.276237	12.285746	48.45%	0	2009
	14.529437	8.276237	-43.04%	0	2008
	13.129310	14.529437	10.66%	0	2007
	10.997320	13.129310	19.39%	0	2006
	10.642960	10.997320	3.33%	0	2005
	10.000000	10.642960	6.43%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.237200	11.697461	4.10%	0	2010
	10.317451	11.237200	8.91%	0	2009
	10.361492	10.317451	-0.43%	0	2008
	10.034827	10.361492	3.26%	0	2007
	9.938505	10.034827	0.97%	0	2006
	10.028476	9.938505	-0.90%	0	2005
	10.000000	10.028476	0.28%	0	2004*

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.467572	11.476933	9.64%	0	2010
	8.948276	10.467572	16.98%	0	2009
	15.524125	8.948276	-42.36%	0	2008
	15.233390	15.524125	1.91%	0	2007
	13.395752	15.233390	13.72%	0	2006
	13.174961	13.395752	1.68%	0	2005
	12.186801	13.174961	8.11%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.364531	18.905849	23.05%	0	2010
	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008
	17.982482	17.743184	-1.33%	0	2007
	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005
	13.502003	15.627392	15.74%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.223863	11.468142	2.18%	0	2010
	10.476980	11.223863	7.13%	0	2009
	10.952792	10.476980	-4.34%	0	2008
	10.292835	10.952792	6.41%	0	2007
	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	0	2005
	10.265149	10.557506	2.85%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.856018	12.014922	10.68%	0	2010
	9.483272	10.856018	14.48%	0	2009
	14.948444	9.483272	-36.56%	0	2008
	15.448472	14.948444	-3.24%	0	2007
	13.604697	15.448472	13.55%	0	2006
	13.390532	13.604697	1.60%	0	2005
	12.237370	13.390532	9.42%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.384094	13.165463	15.65%	0	2010
	9.022964	11.384094	26.17%	0	2009
	12.297233	9.022964	-26.63%	0	2008
	12.968040	12.297233	-5.17%	0	2007
	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.949250	12.748603	6.69%	0	2010
	10.000000	11.949250	19.49%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.359098	17.562244	22.31%	7	2010
	11.815766	14.359098	21.52%	0	2009
	17.596683	11.815766	-32.85%	0	2008
	18.225887	17.596683	-3.45%	0	2007
	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005
	13.269792	15.721199	18.47%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.152349	12.416183	11.33%	0	2010
	9.102810	11.152349	22.52%	0	2009
	14.942060	9.102810	-39.08%	0	2008
	14.643919	14.942060	2.04%	0	2007
	13.076138	14.643919	11.99%	0	2006
	12.880598	13.076138	1.52%	0	2005
	12.008388	12.880598	7.26%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.364128	12.708070	11.83%	0	2010
	9.565206	11.364128	18.81%	0	2009
	14.003180	9.565206	-31.69%	0	2008
	13.484814	14.003180	3.84%	0	2007
	11.937337	13.484814	12.96%	0	2006
	11.794538	11.937337	1.21%	0	2005
	11.578890	11.794538	1.86%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.978989	11.417468	27.16%	0	2010
	7.345287	8.978989	22.24%	0	2009
	12.144605	7.345287	-39.52%	0	2008
	14.085397	12.144605	-13.78%	0	2007
	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005
	12.638237	13.641274	7.94%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.986191	12.067895	9.85%	0	2010
	9.978929	10.986191	10.09%	0	2009
	14.597570	9.978929	-31.64%	0	2008
	13.699522	14.597570	6.56%	0	2007
	12.172011	13.699522	12.55%	0	2006
	12.312912	12.172011	-1.14%	0	2005
	11.826685	12.312912	4.11%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.649962	11.209183	5.25%	0	2010
	9.118665	10.649962	16.79%	0	2009
	10.147811	9.118665	-10.14%	0	2008
	9.931232	10.147811	2.18%	0	2007
	9.831161	9.931232	1.02%	0	2006
	10.014740	9.831161	-1.83%	0	2005
	9.972182	10.014740	0.43%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.421183	11.400419	9.40%	0	2010
	8.649372	10.421183	20.48%	0	2009
	11.891780	8.649372	-27.27%	0	2008
	11.285675	11.891780	5.37%	0	2007
	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.321848	11.470668	11.13%	0	2010
	8.260845	10.321848	24.95%	0	2009
	12.647721	8.260845	-34.69%	0	2008
	11.834454	12.647721	6.87%	0	2007
	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.083226	11.358568	12.65%	0	2010
	7.908046	10.083226	27.51%	0	2009
	13.159594	7.908046	-39.91%	0	2008
	12.190040	13.159594	7.95%	0	2007
	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.526804	15.667214	15.82%	0	2010
	9.430281	13.526804	43.44%	0	2009
	21.280421	9.430281	-55.69%	0	2008
	15.034572	21.280421	41.54%	0	2007
	13.262786	15.034572	13.36%	0	2006
	10.000000	13.262786	32.63%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.137940	12.441335	11.70%	0	2010
	8.822386	11.137940	26.25%	0	2009
	15.872715	8.822386	-44.42%	0	2008
	16.127300	15.872715	-1.58%	0	2007
	13.833557	16.127300	16.58%	0	2006
	13.479956	13.833557	2.62%	0	2005
	12.467627	13.479956	8.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.303163	12.404738	20.40%	0	2010
	8.283469	10.303163	24.38%	0	2009
	16.174823	8.283469	-48.79%	0	2008
	13.140040	16.174823	23.10%	0	2007
	12.683920	13.140040	3.60%	0	2006
	12.367653	12.683920	2.56%	0	2005
	12.338678	12.367653	0.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.830851	11.322263	4.54%	46	2010
	9.649981	10.830851	12.24%	46	2009
	10.283945	9.649981	-6.16%	41	2008
	10.166563	10.283945	1.15%	0	2007
	10.043177	10.166563	1.23%	0	2006
	10.139560	10.043177	-0.95%	0	2005
	10.012138	10.139560	1.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.737770	23.417615	24.98%	0	2010
	13.793977	18.737770	35.84%	0	2009
	23.499597	13.793977	-41.30%	0	2008
	20.964602	23.499597	12.09%	0	2007
	19.187074	20.964602	9.26%	0	2006
	16.724783	19.187074	14.72%	0	2005
	13.802964	16.724783	21.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.895775	17.433423	9.67%	0	2010
	12.956542	15.895775	22.69%	0	2009
	23.787735	12.956542	-45.53%	0	2008
	20.910740	23.787735	13.76%	0	2007
	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005
	14.361896	15.818470	10.14%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.980545	12.042351	9.67%	0	2010
	8.951619	10.980545	22.67%	0	2009
	16.430640	8.951619	-45.52%	0	2008
	14.442568	16.430640	13.77%	0	2007
	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005
	10.000000	10.925448	9.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.487861	16.563654	22.80%	0	2010
	8.829916	13.487861	52.75%	0	2009
	18.649918	8.829916	-52.65%	0	2008
	18.199841	18.649918	2.47%	0	2007
	16.139025	18.199841	12.77%	0	2006
	16.209185	16.139025	-0.43%	0	2005
	14.648743	16.209185	10.65%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.002045	10.954242	9.52%	0	2010
	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.378103	13.342989	17.27%	0	2010
	9.975712	11.378103	14.06%	0	2009
	14.078962	9.975712	-29.14%	0	2008
	14.886954	14.078962	-5.43%	0	2007
	13.075590	14.886954	13.85%	0	2006
	13.005516	13.075590	0.54%	0	2005
	12.054270	13.005516	7.89%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.675013	18.290326	24.64%	10	2010
	11.689655	14.675013	25.54%	13	2009
	17.955533	11.689655	-34.90%	0	2008
	18.926235	17.955533	-5.13%	0	2007
	16.643589	18.926235	13.71%	0	2006
	15.741475	16.643589	5.73%	0	2005
	13.086999	15.741475	20.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.268604	8.861377	7.17%	0	2010
	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.114603	17.264990	14.23%	0	2010
	9.007322	15.114603	67.80%	0	2009
	19.581411	9.007322	-54.00%	0	2008
	15.655615	19.581411	25.08%	0	2007
	12.565818	15.655615	24.59%	0	2006
	10.000000	12.565818	25.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.402091	17.283520	5.37%	0	2010
	12.313348	16.402091	33.21%	0	2009
	21.248496	12.313348	-42.05%	0	2008
	18.936735	21.248496	12.21%	0	2007
	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005
	13.000619	14.978170	15.21%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.500854	13.172636	5.37%	0	2010
	9.374024	12.500854	33.36%	0	2009
	16.180116	9.374024	-42.06%	34	2008
	14.421179	16.180116	12.20%	0	2007
	12.214028	14.421179	18.07%	0	2006
	11.408797	12.214028	7.06%	0	2005
	10.000000	11.408797	14.09%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.669330	15.197393	11.18%	0	2010
	11.848886	13.669330	15.36%	0	2009
	11.477802	11.848886	3.23%	0	2008
	10.636680	11.477802	7.91%	0	2007
	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.287817	2.88%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.260644	12.61%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.702574	10.865164	11.98%	0	2010
	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006
	12.549441	13.245580	5.55%	0	2005
	12.142002	12.549441	3.36%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	13.062434	15.042424	15.16%	0	2010
	9.464506	13.062434	38.01%	0	2009
	18.418027	9.464506	-48.61%	0	2008
	17.143227	18.418027	7.44%	0	2007
	15.169665	17.143227	13.01%	0	2006
	14.281923	15.169665	6.22%	0	2005
	12.746907	14.281923	12.04%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.740897	12.402468	5.63%	0	2010
	10.000000	11.740897	17.41%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.660768	14.356626	5.09%	0	2010
	11.191150	13.660768	22.07%	0	2009
	13.716635	11.191150	-18.41%	0	2008
	12.797361	13.716635	7.18%	0	2007
	11.923172	12.797361	7.33%	0	2006
	11.392831	11.923172	4.66%	0	2005
	10.823381	11.392831	5.26%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.678938	16.227666	3.50%	0	2010
	11.047091	15.678938	41.93%	0	2009
	20.409701	11.047091	-45.87%	0	2008
	15.369835	20.409701	32.79%	0	2007
	14.490406	15.369835	6.07%	0	2006
	13.243551	14.490406	9.41%	0	2005
	11.549642	13.243551	14.67%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.141325	11.41%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.778023	25.252337	21.53%	0	2010
	11.937250	20.778023	74.06%	10	2009
	25.700512	11.937250	-53.55%	9	2008
	20.648001	25.700512	24.47%	0	2007
	14.479447	20.648001	42.60%	0	2006
	11.282595	14.479447	28.33%	0	2005
	10.000000	11.282595	12.83%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.490887	34.622541	21.52%	0	2010
	16.368449	28.490887	74.06%	0	2009
	35.254755	16.368449	-53.57%	0	2008
	28.336008	35.254755	24.42%	0	2007
	19.879731	28.336008	42.54%	0	2006
	15.499666	19.879731	28.26%	0	2005
	13.435381	15.499666	15.36%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.367644	12.392295	9.01%	0	2010
	8.407924	11.367644	35.20%	0	2009
	13.726833	8.407924	-38.75%	0	2008
	12.721833	13.726833	7.90%	0	2007
	12.196431	12.721833	4.31%	0	2006
	12.037929	12.196431	1.32%	0	2005
	11.363642	12.037929	5.93%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.337878	14.418845	8.10%	31	2010
	11.206165	13.337878	19.02%	27	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006
	13.522497	13.995070	3.49%	0	2005
	12.115695	13.522497	11.61%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.641182	6.41%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.107874	10.861810	7.46%	0	2010
	8.278040	10.107874	22.10%	0	2009
	12.008313	8.278040	-32.32%	0	2008
	11.559599	12.008313	3.88%	0	2007
	10.769475	11.559599	7.34%	0	2006
	10.653091	10.769475	1.09%	0	2005
	10.000000	10.653091	6.53%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.448046	11.205644	18.60%	0	2010
	7.226324	9.448046	30.74%	0	2009
	13.880950	7.226324	-47.94%	0	2008
	13.838405	13.880950	0.31%	0	2007
	11.531311	13.838405	20.01%	0	2006
	10.000000	11.531311	15.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.151815	9.365725	2.34%	0	2010
	8.308151	9.151815	10.15%	11	2009
	9.873439	8.308151	-15.85%	33	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.440023	10.975497	16.27%	0	2010
	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005
	12.371289	13.453192	8.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.070405	14.414301	19.42%	0	2010
	9.448739	12.070405	27.75%	0	2009
	16.053582	9.448739	-41.14%	0	2008
	15.349909	16.053582	4.58%	0	2007
	13.887782	15.349909	10.53%	0	2006
	13.369827	13.887782	3.87%	0	2005
	12.142400	13.369827	10.11%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.315993	13.545816	9.99%	0	2010
	10.000000	12.315993	23.16%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.750148	9.527413	8.88%	0	2010
	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.884887	10.183718	3.02%	0	2010
	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.707814	10.502567	8.19%	0	2010
	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.090090	9.294451	14.89%	0	2010
	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.422364	8.006521	7.87%	0	2010
	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.437783	13.679985	9.99%	0	2010
	8.764280	12.437783	41.91%	0	2009
	12.521742	8.764280	-30.01%	0	2008
	12.492809	12.521742	0.23%	0	2007
	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005
	10.910077	11.675400	7.01%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.065291	12.171051	9.99%	0	2010
	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.519001	8.433093	12.16%	0	2010
	5.057146	7.519001	48.68%	0	2009
	10.000000	5.057146	-49.43%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.732444	9.287067	20.11%	50	2010
	6.060178	7.732444	27.59%	53	2009
	10.000000	6.060178	-39.40%	55	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.901850	8.829502	11.74%	0	2010
	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.129721	9.797666	7.32%	4160	2010
	7.838917	9.129721	16.47%	4163	2009
	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.597837	9.392628	9.24%	0	2010
	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.862495	10.238350	3.81%	30986	2010
	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.864196	9.595859	8.25%	0	2010
	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.322823	9.166812	10.14%	0	2010
	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.396894	9.959026	5.98%	9837	2010
	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.277594	10.666995	3.79%	29	2010
	9.737065	10.277594	5.55%	29	2009
	10.000000	9.737065	-2.63%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.026696	11.587684	5.09%	0	2010
	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.763022	32.407495	12.67%	0	2010
	18.144323	28.763022	58.52%	0	2009
	44.375378	18.144323	-59.11%	0	2008
	31.447881	44.375378	41.11%	0	2007
	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005
	15.759468	18.448949	17.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.257338	20.566388	12.65%	0	2010
	11.517119	18.257338	58.52%	0	2009
	28.122909	11.517119	-59.05%	0	2008
	19.894675	28.122909	41.36%	0	2007
	14.987235	19.894675	32.74%	0	2006
	11.636799	14.987235	28.79%	0	2005
	10.000000	11.636799	16.37%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.869202	11.070092	1.85%	32	2010
	10.889515	10.869202	-0.19%	36	2009
	10.400265	10.889515	4.70%	38	2008
	9.986568	10.400265	4.14%	0	2007
	9.941273	9.986568	0.46%	0	2006
	9.903636	9.941273	0.38%	0	2005
	9.867034	9.903636	0.37%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.799997	7.469257	9.84%	0	2010
	5.404283	6.799997	25.83%	0	2009
	10.000000	5.404283	-45.96%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.908176	8.255639	4.39%	0	2010
	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.978088	14.460437	11.42%	1783	2010
	10.496372	12.978088	23.64%	1785	2009
	17.099349	10.496372	-38.62%	1788	2008
	16.605254	17.099349	2.98%	1790	2007
	14.616624	16.605254	13.61%	1792	2006
	13.931417	14.616624	4.92%	1794	2005
	12.569557	13.931417	10.83%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.421675	12.191626	6.74%	0	2010
	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.975410	13.040705	8.90%	0	2010
	10.000000	11.975410	19.75%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.888225	11.207072	2.93%	0	2010
	10.268952	10.888225	6.03%	0	2009
	11.241892	10.268952	-8.65%	0	2008
	10.976822	11.241892	2.41%	0	2007
	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005
	10.412427	10.591762	1.72%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.028259	12.967653	7.81%	5115	2010
	10.387115	12.028259	15.80%	9250	2009
	13.914143	10.387115	-25.35%	9250	2008
	13.550279	13.914143	2.69%	9250	2007
	12.518287	13.550279	8.24%	9795	2006
	12.224533	12.518287	2.40%	9797	2005
	11.481709	12.224533	6.47%	5115	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.713633	13.943954	9.68%	0	2010
	10.515000	12.713633	20.91%	0	2009
	15.768234	10.515000	-33.32%	2415	2008
	15.284893	15.768234	3.16%	4552	2007
	13.727793	15.284893	11.34%	10879	2006
	13.189278	13.727793	4.08%	18671	2005
	12.105231	13.189278	8.96%	9420	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.521651	12.152968	5.48%	0	2010
	10.346869	11.521651	11.35%	0	2009
	12.530153	10.346869	-17.42%	1440	2008
	12.179419	12.530153	2.88%	1443	2007
	11.555928	12.179419	5.40%	1445	2006
	11.377460	11.555928	1.57%	1448	2005
	10.923167	11.377460	4.16%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.550676	17.849576	22.67%	0	2010
	10.946425	14.550676	32.93%	0	2009
	17.725964	10.946425	-38.25%	0	2008
	16.957482	17.725964	4.53%	0	2007
	15.874744	16.957482	6.82%	0	2006
	14.567992	15.874744	8.97%	0	2005
	12.950210	14.567992	12.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.563664	9.295895	-2.80%	0	2010
	9.835032	9.563664	-2.76%	0	2009
	9.914727	9.835032	-0.80%	0	2008
	9.735336	9.914727	1.84%	0	2007
	9.580955	9.735336	1.61%	0	2006
	9.600047	9.580955	-0.20%	0	2005
	9.797101	9.600047	-2.01%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.806435	11.616056	7.49%	0	2010
	8.938382	10.806435	20.90%	0	2009
	11.118455	8.938382	-19.61%	0	2008
	10.934729	11.118455	1.68%	0	2007
	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005
	10.431942	10.802415	3.55%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.949913	8.794338	10.62%	57	2010
	6.009134	7.949913	32.30%	45	2009
	10.000000	6.009134	-39.91%	46	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.445595	13.839832	2.93%	0	2010
	10.681161	13.445595	25.88%	0	2009
	20.533373	10.681161	-47.98%	0	2008
	20.571100	20.533373	-0.18%	0	2007
	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005
	13.640268	15.910146	16.64%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.614720	9.892501	2.89%	0	2010
	7.638910	9.614720	25.87%	0	2009
	14.677506	7.638910	-47.95%	15	2008
	14.705923	14.677506	-0.19%	0	2007
	12.359066	14.705923	18.99%	0	2006
	11.372039	12.359066	8.68%	0	2005
	10.000000	11.372039	13.72%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.846692	8.798578	12.13%	20	2010
	6.240878	7.846692	25.73%	27	2009
	10.000000	6.240878	-37.59%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.714365	8.454273	9.59%	0	2010
	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.576931	9.314391	22.93%	26	2010
	6.152116	7.576931	23.16%	20	2009
	10.000000	6.152116	-38.48%	19	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.408810	9.778223	16.29%	35	2010
	6.630696	8.408810	26.82%	31	2009
	10.000000	6.630696	-33.69%	35	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.753071	11.860237	21.61%	0	2010
	7.889226	9.753071	23.63%	0	2009
	15.182499	7.889226	-48.04%	0	2008
	14.266847	15.182499	6.42%	0	2007
	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005
	12.370807	13.607925	10.00%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.755613	16.910688	22.94%	0	2010
	11.244172	13.755613	22.34%	0	2009
	17.088383	11.244172	-34.20%	0	2008
	18.953800	17.088383	-9.84%	0	2007
	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005
	14.655152	16.666066	13.72%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	14.059268	17.079707	21.48%	0	2010
	10.759744	14.059268	30.67%	0	2009
	17.958220	10.759744	-40.08%	7	2008
	18.134915	17.958220	-0.97%	0	2007
	16.694020	18.134915	8.63%	0	2006
	15.332497	16.694020	8.88%	0	2005
	13.279559	15.332497	15.46%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.580846	11.644800	10.06%	44	2010
	8.669930	10.580846	22.04%	48	2009
	15.277451	8.669930	-43.25%	52	2008
	14.569894	15.277451	4.86%	0	2007
	13.217161	14.569894	10.23%	0	2006
	12.702523	13.217161	4.05%	0	2005
	11.930892	12.702523	6.47%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.011351	8.847693	26.19%	0	2010
	5.526990	7.011351	26.86%	0	2009
	10.000000	5.526990	-44.73%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.157941	10.112451	-0.45%	0	2010
	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.165286	14.235068	8.13%	0	2010
	10.000000	13.165286	31.65%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.793346	13.494469	5.48%	0	2010
	10.000000	12.793346	27.93%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.789798	13.220877	3.37%	37	2010
	10.000000	12.789798	27.90%	39	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.553343	12.964673	12.22%	13	2010
	9.266588	11.553343	24.68%	0	2009
	15.186446	9.266588	-38.98%	0	2008
	16.044633	15.186446	-5.35%	0	2007
	14.283056	16.044633	12.33%	0	2006
	14.134759	14.283056	1.05%	0	2005
	12.419804	14.134759	13.81%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.703728	13.158760	12.43%	0	2010
	8.638890	11.703728	35.48%	0	2009
	14.899948	8.638890	-42.02%	0	2008
	14.455738	14.899948	3.07%	0	2007
	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005
	10.000000	11.425697	14.26%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.585920	18.653577	12.47%	0	2010
	12.244855	16.585920	35.45%	0	2009
	21.113690	12.244855	-42.01%	0	2008
	20.479865	21.113690	3.09%	0	2007
	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005
	14.011298	16.190217	15.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.416104	2.683605	11.07%	0	2010
	1.966264	2.416104	22.88%	0	2009
	9.467409	1.966264	-79.23%	0	2008
	10.000000	9.467409	-5.33%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.007873	3.345898	11.24%	0	2010
	2.456922	3.007873	22.42%	0	2009
	11.798275	2.456922	-79.18%	0	2008
	12.197232	11.798275	-3.27%	0	2007
	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005
	10.961919	11.585419	5.69%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.950074	12.328168	12.59%	42	2010
	8.801629	10.950074	24.41%	42	2009
	14.754961	8.801629	-40.35%	40	2008
	14.577174	14.754961	1.22%	0	2007
	13.067323	14.577174	11.55%	0	2006
	12.712792	13.067323	2.79%	0	2005
	11.983024	12.712792	6.09%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.370698	17.189343	19.61%	0	2010
	10.801076	14.370698	33.05%	0	2009
	17.925282	10.801076	-39.74%	14	2008
	18.704995	17.925282	-4.17%	0	2007
	16.782352	18.704995	11.46%	0	2006
	15.735520	16.782352	6.65%	0	2005
	13.583359	15.735520	15.84%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.760148	11.439096	6.31%	0	2010
	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.838809	11.081664	2.24%	19	2010
	10.000000	10.838809	8.39%	14	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.418562	11.583112	11.18%	0	2010
	8.257098	10.418562	26.18%	0	2009
	13.858218	8.257098	-40.42%	0	2008
	15.176246	13.858218	-8.68%	0	2007
	13.469048	15.176246	12.67%	0	2006
	13.167457	13.469048	2.29%	0	2005
	12.191947	13.167457	8.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.348752	14.276238	6.95%	0	2010
	11.019012	13.348752	21.14%	0	2009
	20.227385	11.019012	-45.52%	0	2008
	19.206311	20.227385	5.32%	0	2007
	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005
	12.558447	14.183924	12.94%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.502412	14.680190	17.42%	0	2010
	7.847865	12.502412	59.31%	0	2009
	12.823032	7.847865	-38.80%	0	2008
	12.504200	12.823032	2.55%	0	2007
	12.200292	12.504200	2.49%	0	2006
	11.874685	12.200292	2.74%	0	2005
	11.631345	11.874685	2.09%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.438042	4.38%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.758807	10.136181	3.87%	0	2010
	9.178849	9.758807	6.32%	0	2009
	10.545947	9.178849	-12.96%	38	2008
	10.313209	10.545947	2.26%	0	2007
	10.244667	10.313209	0.67%	0	2006
	10.140056	10.244667	1.03%	0	2005
	10.023880	10.140056	1.16%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.859611	17.984149	6.67%	0	2010
	13.330739	16.859611	26.47%	0	2009
	16.131384	13.330739	-17.36%	0	2008
	15.600967	16.131384	3.40%	0	2007
	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005
	12.418758	13.287725	7.00%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.694228	16.94%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.256649	12.292374	9.20%	0	2010
	9.114440	11.256649	23.50%	0	2009
	15.092693	9.114440	-39.61%	0	2008
	14.124141	15.092693	6.86%	0	2007
	12.781217	14.124141	10.51%	0	2006
	12.090771	12.781217	5.71%	0	2005
	11.342629	12.090771	6.60%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.166221	10.093841	10.12%	0	2010
	8.167931	9.166221	12.22%	0	2009
	11.855089	8.167931	-31.10%	0	2008
	11.337288	11.855089	4.57%	0	2007
	10.400384	11.337288	9.01%	0	2006
	10.190860	10.400384	2.06%	0	2005
	10.000000	10.190860	1.91%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.525563	25.26%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.253392	15.099441	23.23%	0	2010
	8.258690	12.253392	48.37%	0	2009
	14.506107	8.258690	-43.07%	0	2008
	13.115012	14.506107	10.61%	0	2007
	10.990979	13.115012	19.33%	0	2006
	10.642273	10.990979	3.28%	0	2005
	10.000000	10.642273	6.42%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.207614	11.660669	4.04%	0	2010
	10.295582	11.207614	8.86%	0	2009
	10.344847	10.295582	-0.48%	0	2008
	10.023890	10.344847	3.20%	0	2007
	9.932766	10.023890	0.92%	0	2006
	10.027828	9.932766	-0.95%	0	2005
	10.000000	10.027828	0.28%	0	2004*

Additional Contract Options Elected (Total 2.85%)
(Variable account charges of 2.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.431715	11.431740	9.59%	0	2010
	8.922211	10.431715	16.92%	0	2009

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.311951	18.831477	22.99%	0	2010
	11.048257	15.311951	38.59%	0	2009

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.183523	11.421046	2.12%	0	2010
	10.444696	11.183523	7.07%	0	2009

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.818814	11.967587	10.62%	0	2010
	9.455636	10.818814	14.42%	0	2009

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.356813	13.127160	15.59%	0	2010
	9.005962	11.356813	26.10%	0	2009

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.945147	12.737670	6.63%	0	2010
	10.000000	11.945147	19.45%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.309916	17.493101	22.24%	0	2010
	11.781368	14.309916	21.46%	0	2009

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.114131	12.367268	11.28%	0	2010
	9.076281	11.114131	22.45%	0	2009

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.325203	12.658021	11.77%	0	2010
	9.537347	11.325203	18.75%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.948211	11.372495	27.09%	0	2010
	7.323880	8.948211	22.18%	0	2009

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.948534	12.020349	9.79%	0	2010
	9.949852	10.948534	10.04%	0	2009

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.613478	11.165039	5.20%	0	2010
	9.092107	10.613478	16.73%	0	2009

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.396182	11.367225	9.34%	0	2010
	8.633066	10.396182	20.42%	0	2009

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.297100	11.437291	11.07%	0	2010
	8.245276	10.297100	24.88%	0	2009

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.059017	11.325483	12.59%	0	2010
	7.893123	10.059017	27.44%	0	2009

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.494346	15.621597	15.76%	0	2010
	9.412492	13.494346	43.37%	0	2009

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.099780	12.392324	11.64%	0	2010
	8.796682	11.099780	26.18%	0	2009

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.267845	12.355870	20.34%	0	2010
	8.259331	10.267845	24.32%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.793726	11.277651	4.48%	0	2010
	9.621843	10.793726	12.18%	0	2009

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.673602	23.325437	24.91%	0	2010
	13.753810	18.673602	35.77%	0	2009

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.841322	17.364785	9.62%	0	2010
	12.918813	15.841322	22.62%	0	2009

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.948600	12.001142	9.61%	0	2010
	8.930159	10.948600	22.60%	0	2009

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.441636	16.498413	22.74%	0	2010
	8.804187	13.441636	52.67%	0	2009

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.983182	10.927970	9.46%	0	2010
	7.578340	9.983182	31.73%	0	2009

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.339104	13.290421	17.21%	0	2010
	9.946645	11.339104	14.00%	0	2009

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.624764	18.218332	24.57%	0	2010
	11.655627	14.624764	25.47%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.261511	8.849217	7.11%	0	2010
	6.528761	8.261511	26.54%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.078352	17.214732	14.17%	0	2010
	8.990338	15.078352	67.72%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.345908	17.215457	5.32%	0	2010
	12.277487	16.345908	33.14%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.464488	13.127571	5.32%	0	2010
	9.351568	12.464488	33.29%	0	2009

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.636572	15.153171	11.12%	0	2010
	11.826573	13.636572	15.30%	0	2009

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.286946	2.87%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.259688	12.60%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.669311	10.822352	11.92%	0	2010
	8.244760	9.669311	17.28%	0	2009

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	13.017646	14.983133	15.10%	0	2010
	9.436920	13.017646	37.94%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.736860	12.391829	5.58%	0	2010
	10.000000	11.736860	17.37%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.613999	14.300124	5.04%	0	2010
	11.158570	13.613999	22.00%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.625200	16.163735	3.45%	0	2010
	11.014897	15.625200	41.86%	0	2009

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.137526	11.38%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.717591	25.165954	21.47%	0	2010
	11.908655	20.717591	73.97%	0	2009

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.393303	34.486224	21.46%	0	2010
	16.320779	28.393303	73.97%	0	2009

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.328697	12.343491	8.96%	0	2010
	8.383416	11.328697	35.13%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.292178	14.362053	8.05%	0	2010
	11.173515	13.292178	18.96%	0	2009

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.637566	6.38%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.078658	10.824838	7.40%	0	2010
	8.258365	10.078658	22.04%	0	2009

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.425367	11.172997	18.54%	0	2010
	7.212692	9.425367	30.68%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.120481	9.328868	2.28%	0	2010
	8.283961	9.120481	10.10%	0	2009

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.407685	10.932284	16.21%	0	2010
	7.888714	9.407685	19.25%	0	2009

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.029013	14.357483	19.36%	0	2010
	9.421190	12.029013	27.68%	0	2009

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.311762	13.534200	9.93%	0	2010
	10.000000	12.311762	23.12%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.733638	9.504544	8.83%	2,047	2010
	7.284269	8.733638	19.90%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.866260	10.159307	2.97%	1,760	2010
	9.055406	9.866260	8.95%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.689505	10.477371	8.13%	0	2010
	7.043393	9.689505	37.57%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.074814	9.272117	14.83%	0	2010
	5.989017	8.074814	34.83%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.412181	7.991427	7.81%	2,534	2010
	5.837930	7.412181	26.97%	0	2009

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.395195	13.626137	9.93%	0	2010
	8.738764	12.395195	41.84%	0	2009

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.038777	12.135635	9.94%	0	2010
	7.778112	11.038777	41.92%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.512553	8.421537	12.10%	0	2010
	5.055404	7.512553	48.60%	0	2009

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.725807	9.274324	20.04%	0	2010
	6.058092	7.725807	27.53%	0	2009

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.895062	8.817387	11.68%	0	2010
	6.290186	7.895062	25.51%	0	2009

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.121905	9.784267	7.26%	3,345	2010
	7.836226	9.121905	16.41%	0	2009

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.590439	9.379731	9.19%	0	2010
	7.121572	8.590439	20.63%	0	2009

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.854041	10.224311	3.76%	0	2010
	8.974545	9.854041	9.80%	0	2009

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.856586	9.582699	8.20%	0	2010
	7.475662	8.856586	18.47%	0	2009

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.315694	9.154258	10.08%	0	2010
	6.762303	8.315694	22.97%	0	2009

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.388825	9.945350	5.93%	0	2010
	8.212251	9.388825	14.33%	0	2009

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.268796	10.652381	3.74%	0	2010
	9.733732	10.268796	5.50%	0	2009

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.017256	11.571816	5.03%	0	2010
	9.739499	11.017256	13.12%	0	2009

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.664509	32.279918	12.61%	0	2010
	18.091475	28.664509	58.44%	0	2009

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.204186	20.495989	12.59%	0	2010
	11.489505	18.204186	58.44%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.832002	11.026530	1.80%	0	2010
	10.857829	10.832002	-0.24%	0	2009

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.794142	7.459001	9.79%	0	2010
	5.402414	6.794142	25.76%	0	2009

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.893256	8.235839	4.34%	0	2010
	6.317471	7.893256	24.94%	0	2009

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.933625	14.403505	11.36%	0	2010
	10.465793	12.933625	23.58%	0	2009

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.417761	12.181184	6.69%	26,819	2010
	10.000000	11.417761	14.18%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.971304	13.029542	8.84%	0	2010
	10.000000	11.971304	19.71%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.850911	11.162915	2.88%	12,608	2010
	10.239026	10.850911	5.98%	13,542	2009

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.987054	12.916590	7.75%	0	2010
	10.356855	11.987054	15.74%	0	2009

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.670085	13.889053	9.62%	0	2010
	10.484369	12.670085	20.85%	0	2009

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.482184	12.105103	5.43%	2,640	2010
	10.316729	11.482184	11.30%	0	2009

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.500834	17.779287	22.61%	0	2010
	10.914537	14.500834	32.86%	0	2009

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.529695	9.258116	-2.85%	0	2010
	9.805143	9.529695	-2.81%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.769389	11.570290	7.44%	0	2010
	8.912319	10.769389	20.84%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.943090	8.782268	10.56%	0	2010
	6.007068	7.943090	32.23%	0	2009

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.399528	13.785318	2.88%	0	2010
	10.650052	13.399528	25.82%	0	2009

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.586723	9.858624	2.84%	0	2010
	7.620597	9.586723	25.80%	0	2009

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.839962	8.786513	12.07%	0	2010
	6.238730	7.839962	25.67%	0	2009

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.707736	8.442670	9.54%	0	2010
	6.226947	7.707736	23.78%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.570432	9.301624	22.87%	0	2010
	6.149997	7.570432	23.10%	0	2009

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.401596	9.764817	16.23%	0	2010
	6.628414	8.401596	26.75%	0	2009

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.719659	11.813529	21.54%	0	2010
	7.866243	9.719659	23.56%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.708498	16.844115	22.87%	0	2010
	11.211420	13.708498	22.27%	0	2009

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	14.011114	17.012454	21.42%	0	2010
	10.728404	14.011114	30.60%	0	2009

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.544580	11.598921	10.00%	0	2010
	8.644671	10.544580	21.98%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.005311	8.835540	26.13%	0	2010
	5.525070	7.005311	26.79%	0	2009

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.149224	10.098578	-0.50%	0	2010
	9.753488	10.149224	4.06%	0	2009

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.160767	14.222872	8.07%	0	2010
	10.000000	13.160767	31.61%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.788943	13.482882	5.43%	0	2010
	10.000000	12.788943	27.89%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.785410	13.209555	3.32%	0	2010
	10.000000	12.785410	27.85%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.513747	12.913599	12.16%	0	2010
	9.239589	11.513747	24.61%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.669685	13.113753	12.37%	0	2010
	8.618182	11.669685	35.41%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.529090	18.580115	12.41%	0	2010
	12.209181	16.529090	35.38%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.412781	2.678541	11.01%	0	2010
	1.964563	2.412781	22.82%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.997576	3.332733	11.18%	0	2010
	2.449764	2.997576	22.36%	0	2009

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.912562	12.279621	12.53%	0	2010
	8.775989	10.912562	24.35%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.321482	17.121673	19.55%	0	2010
	10.769625	14.321482	32.98%	0	2009

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.756447	11.429278	6.26%	0	2010
	10.000000	10.756447	7.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.835080	11.072153	2.19%	0	2010
	10.000000	10.835080	8.35%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.382869	11.537501	11.12%	0	2010
	8.233038	10.382869	26.11%	0	2009

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.303007	14.220012	6.89%	0	2010
	10.986909	13.303007	21.08%	0	2009

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.459582	14.622378	17.36%	0	2010
	7.824998	12.459582	59.23%	0	2009

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.434476	4.34%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.725393	10.096278	3.81%	0	2010
	9.152130	9.725393	6.26%	0	2009

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.799011	17.910290	6.62%	0	2010
	13.289651	16.799011	26.41%	0	2009

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.690250	16.90%	0	2010*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.219758	12.245778	9.14%	0	2010
	9.089239	11.219758	23.44%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.142071	10.062069	10.06%	0	2010
	8.150610	9.142071	12.16%	0	2009

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.522599	25.23%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.221115	15.051928	23.16%	0	2010
	8.241170	12.221115	48.29%	0	2009

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.178095	11.623968	3.99%	0	2010
	10.273750	11.178095	8.80%	0	2009

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.395946	11.386684	9.53%	0	2010
	8.896206	10.395946	16.86%	0	2009
	15.449745	8.896206	-42.42%	0	2008
	15.176090	15.449745	1.80%	0	2007
	13.359058	15.176090	13.60%	0	2006
	13.152366	13.359058	1.57%	0	2005
	12.178430	13.152366	8.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.259470	18.757291	22.92%	0	2010
	11.016063	15.259470	38.52%	0	2009
	17.658212	11.016063	-37.62%	0	2008
	17.914891	17.658212	-1.43%	0	2007
	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.143289	11.374104	2.07%	0	2010
	10.412481	11.143289	7.02%	0	2009
	10.896571	10.412481	-4.44%	0	2008
	10.250604	10.896571	6.30%	0	2007
	10.390962	10.250604	-1.35%	0	2006
	10.535795	10.390962	-1.37%	0	2005
	10.254590	10.535795	2.74%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.781746	11.920448	10.56%	0	2010
	9.428092	10.781746	14.36%	0	2009
	14.876804	9.428092	-36.63%	0	2008
	15.390378	14.876804	-3.34%	0	2007
	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.329542	13.088903	15.53%	0	2010
	8.988963	11.329542	26.04%	0	2009
	12.263533	8.988963	-26.70%	0	2008
	12.945901	12.263533	-5.27%	0	2007
	11.088599	12.945901	16.75%	0	2006
	10.000000	11.088599	10.89%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.941037	12.726738	6.58%	0	2010
	10.000000	11.941037	19.41%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.260849	17.424146	22.18%	0	2010
	11.747014	14.260849	21.40%	0	2009
	17.512361	11.747014	-32.92%	0	2008
	18.157352	17.512361	-3.55%	0	2007
	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.076029	12.318544	11.22%	0	2010
	9.049825	11.076029	22.39%	0	2009
	14.870437	9.049825	-39.14%	0	2008
	14.588820	14.870437	1.93%	0	2007
	13.040322	14.588820	11.87%	0	2006
	12.858506	13.040322	1.41%	0	2005
	12.000142	12.858506	7.15%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.286384	12.608154	11.71%	0	2010
	9.509555	11.286384	18.68%	0	2009
	13.936072	9.509555	-31.76%	0	2008
	13.434090	13.936072	3.74%	0	2007
	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.917564	11.327720	27.03%	0	2010
	7.302543	8.917564	22.12%	0	2009
	12.086400	7.302543	-39.58%	0	2008
	14.032413	12.086400	-13.87%	0	2007
	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.911031	11.973018	9.73%	0	2010
	9.920870	10.911031	9.98%	0	2009
	14.527619	9.920870	-31.71%	0	2008
	13.647992	14.527619	6.45%	0	2007
	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.577112	11.121056	5.14%	0	2010
	9.065616	10.577112	16.67%	0	2009
	10.099163	9.065616	-10.23%	0	2008
	9.893854	10.099163	2.08%	0	2007
	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.371236	11.334103	9.28%	0	2010
	8.616782	10.371236	20.36%	0	2009
	11.859198	8.616782	-27.34%	0	2008
	11.266401	11.859198	5.26%	0	2007
	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.272375	11.403955	11.02%	0	2010
	8.229718	10.272375	24.82%	0	2009
	12.613068	8.229718	-34.75%	0	2008
	11.814257	12.613068	6.76%	0	2007
	10.891253	11.814257	8.47%	0	2006
	10.000000	10.891253	8.91%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.034897	11.292507	12.53%	0	2010
	7.878248	10.034897	27.37%	0	2009
	13.123546	7.878248	-39.97%	0	2008
	12.169241	13.123546	7.84%	0	2007
	11.097340	12.169241	9.66%	0	2006
	10.000000	11.097340	10.97%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.461950	15.576066	15.70%	0	2010
	9.394740	13.461950	43.29%	0	2009
	21.222148	9.394740	-55.73%	0	2008
	15.008928	21.222148	41.40%	0	2007
	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.061725	12.343491	11.59%	0	2010
	8.771043	11.061725	26.12%	0	2009
	15.796657	8.771043	-44.48%	0	2008
	16.066649	15.796657	-1.68%	0	2007
	13.795673	16.066649	16.46%	0	2006
	13.456846	13.795673	2.52%	0	2005
	12.459069	13.456846	8.01%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.232672	12.307210	20.27%	0	2010
	8.235273	10.232672	24.25%	0	2009
	16.097330	8.235273	-48.84%	0	2008
	13.090608	16.097330	22.97%	0	2007
	12.649189	13.090608	3.49%	0	2006
	12.346444	12.649189	2.45%	0	2005
	12.330205	12.346444	0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.756766	11.233246	4.43%	0	2010
	9.593839	10.756766	12.12%	0	2009
	10.234658	9.593839	-6.26%	0	2008
	10.128315	10.234658	1.05%	0	2007
	10.015658	10.128315	1.12%	0	2006
	10.122163	10.015658	-1.05%	0	2005
	10.005256	10.122163	1.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.609600	23.233538	24.85%	0	2010
	13.713726	18.609600	35.70%	0	2009
	23.387002	13.713726	-41.36%	0	2008
	20.885751	23.387002	11.98%	0	2007
	19.134542	20.885751	9.15%	0	2006
	16.696106	19.134542	14.60%	0	2005
	13.793477	16.696106	21.04%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.787038	17.296388	9.56%	0	2010
	12.881170	15.787038	22.56%	0	2009
	23.673771	12.881170	-45.59%	0	2008
	20.832105	23.673771	13.64%	0	2007
	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.916707	11.960037	9.56%	0	2010
	8.908745	10.916707	22.54%	0	2009
	16.368834	8.908745	-45.57%	0	2008
	14.403139	16.368834	13.65%	0	2007
	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.395579	16.433430	22.68%	0	2010
	8.778535	13.395579	52.59%	0	2009
	18.560573	8.778535	-52.70%	0	2008
	18.131407	18.560573	2.37%	0	2007
	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.964344	10.901735	9.41%	0	2010
	7.567928	9.964344	31.67%	0	2009
	11.080202	7.567928	-31.70%	0	2008
	10.999677	11.080202	0.73%	0	2007
	10.000000	10.999677	10.00%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.300247	13.238069	17.15%	0	2010
	9.917662	11.300247	13.94%	0	2009
	14.011474	9.917662	-29.22%	0	2008
	14.830946	14.011474	-5.53%	0	2007
	13.039769	14.830946	13.74%	0	2006
	12.983211	13.039769	0.44%	0	2005
	12.045993	12.983211	7.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.574602	18.146501	24.51%	0	2010
	11.621645	14.574602	25.41%	0	2009
	17.869494	11.621645	-34.96%	0	2008
	18.855057	17.869494	-5.23%	0	2007
	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.254428	8.837094	7.06%	0	2010
	6.526519	8.254428	26.48%	0	2009
	10.000000	6.526519	-34.73%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.042164	17.164597	14.11%	0	2010
	8.973377	15.042164	67.63%	0	2009
	19.527774	8.973377	-54.05%	0	2008
	15.628896	19.527774	24.95%	0	2007
	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.289925	17.147676	5.27%	0	2010
	12.241734	16.289925	33.07%	0	2009
	21.146720	12.241734	-42.11%	0	2008
	18.865540	21.146720	12.09%	0	2007
	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.428242	13.082661	5.27%	0	2010
	9.329169	12.428242	33.22%	0	2009
	16.119306	9.329169	-42.12%	0	2008
	14.381842	16.119306	12.08%	0	2007
	12.193209	14.381842	17.95%	0	2006
	11.401040	12.193209	6.95%	0	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.603869	15.109066	11.06%	0	2010
	11.804270	13.603869	15.25%	0	2009
	11.446355	11.804270	3.13%	0	2008
	10.618516	11.446355	7.80%	0	2007
	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.286075	2.86%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.258738	12.59%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.636192	10.779731	11.87%	0	2010
	8.220743	9.636192	17.22%	0	2009
	14.757319	8.220743	-44.29%	0	2008
	13.604316	14.757319	8.48%	0	2007
	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	12.973057	14.924141	15.04%	0	2010
	9.409431	12.973057	37.87%	0	2009
	18.329773	9.409431	-48.67%	0	2008
	17.078741	18.329773	7.33%	0	2007
	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.732834	12.381207	5.53%	0	2010
	10.000000	11.732834	17.33%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.567318	14.243755	4.99%	0	2010
	11.126039	13.567318	21.94%	0	2009
	13.650885	11.126039	-18.50%	0	2008
	12.749207	13.650885	7.07%	0	2007
	11.890510	12.749207	7.22%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.571687	16.100090	3.39%	0	2010
	10.982818	15.571687	41.78%	0	2009
	20.311904	10.982818	-45.93%	0	2008
	15.312013	20.311904	32.65%	0	2007
	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.133728	11.34%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.657315	25.079854	21.41%	0	2010
	11.880114	20.657315	73.88%	0	2009
	25.603961	11.880114	-53.60%	0	2008
	20.591711	25.603961	24.34%	0	2007
	14.454788	20.591711	42.46%	0	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.296028	34.350421	21.40%	0	2010
	16.273235	28.296028	73.88%	0	2009
	35.085929	16.273235	-53.62%	0	2008
	28.229503	35.085929	24.29%	0	2007
	19.825334	28.229503	42.39%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.289880	12.294875	8.90%	0	2010
	8.359002	11.289880	35.06%	0	2009
	13.661043	8.359002	-38.81%	0	2008
	12.673971	13.661043	7.79%	0	2007
	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.246626	14.305464	7.99%	0	2010
	11.140961	13.246626	18.90%	0	2009
	17.060349	11.140961	-34.70%	0	2008
	16.332392	17.060349	4.46%	0	2007
	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.633931	6.34%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.049539	10.788019	7.35%	0	2010
	8.238739	10.049539	21.98%	0	2009
	11.963639	8.238739	-32.39%	0	2008
	11.528516	11.963639	3.77%	0	2007
	10.751539	11.528516	7.23%	0	2006
	10.646268	10.751539	0.99%	0	2005
	10.000000	10.646268	6.46%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.402742	11.140447	18.48%	0	2010
	7.199082	9.402742	30.61%	0	2009
	13.842900	7.199082	-47.99%	0	2008
	13.814772	13.842900	0.20%	0	2007
	11.523451	13.814772	19.88%	0	2006
	10.000000	11.523451	15.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.089228	9.292097	2.23%	0	2010
	8.259826	9.089228	10.04%	0	2009
	9.826118	8.259826	-15.94%	0	2008
	9.660236	9.826118	1.72%	0	2007
	9.546777	9.660236	1.19%	0	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691239	-2.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.375435	10.889210	16.15%	0	2010
	7.865721	9.375435	19.19%	0	2009
	13.384456	7.865721	-41.23%	0	2008
	13.715880	13.384456	-2.42%	0	2007
	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.987813	14.300964	19.30%	0	2010
	9.393754	11.987813	27.61%	0	2009
	15.976650	9.393754	-41.20%	0	2008
	15.292170	15.976650	4.48%	0	2007
	13.849765	15.292170	10.41%	0	2006
	13.346916	13.849765	3.77%	0	2005
	12.134069	13.346916	10.00%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.307543	13.522605	9.87%	0	2010
	10.000000	12.307543	23.08%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.717180	9.481762	8.77%	0	2010
	7.274279	8.717180	19.84%	0	2009
	10.668436	7.274279	-31.81%	0	2008
	10.352988	10.668436	3.05%	0	2007
	10.000000	10.352988	3.53%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.847653	10.134927	2.92%	0	2010
	9.042976	9.847653	8.90%	0	2009
	10.333205	9.042976	-12.49%	0	2008
	10.335279	10.333205	-0.02%	0	2007
	10.000000	10.335279	3.35%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.671213	10.452221	8.08%	0	2010
	7.033718	9.671213	37.50%	0	2009
	11.805488	7.033718	-40.42%	0	2008
	10.632602	11.805488	11.03%	0	2007
	10.000000	10.632602	6.33%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.059583	9.249882	14.77%	0	2010
	5.980793	8.059583	34.76%	0	2009
	11.041848	5.980793	-45.84%	0	2008
	10.164081	11.041848	8.64%	0	2007
	10.000000	10.164081	1.64%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.401987	7.976347	7.76%	0	2010
	5.832904	7.401987	26.90%	0	2009
	9.699564	5.832904	-39.86%	0	2008
	10.000000	9.699564	-3.00%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.352730	13.572473	9.87%	0	2010
	8.713305	12.352730	41.77%	0	2009
	12.461746	8.713305	-30.08%	0	2008
	12.445815	12.461746	0.13%	0	2007
	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.012308	12.100323	9.88%	0	2010
	7.763459	11.012308	41.85%	0	2009
	11.120039	7.763459	-30.18%	0	2008
	11.102217	11.120039	0.16%	0	2007
	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.506086	8.409970	12.04%	0	2010
	5.053659	7.506086	48.53%	0	2009
	10.000000	5.053659	-49.46%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.719165	9.261589	19.98%	0	2010
	6.056003	7.719165	27.46%	0	2009
	10.000000	6.056003	-39.44%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.888258	8.805257	11.62%	0	2010
	6.288007	7.888258	25.45%	0	2009
	10.000000	6.288007	-37.12%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.114068	9.770807	7.21%	0	2010
	7.833528	9.114068	16.35%	0	2009
	10.000000	7.833528	-21.66%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.583077	9.366872	9.13%	0	2010
	7.119121	8.583077	20.56%	0	2009
	10.000000	7.119121	-28.81%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.845585	10.210283	3.70%	0	2010
	8.971456	9.845585	9.74%	0	2009
	10.000000	8.971456	-10.29%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.848983	9.569532	8.14%	1,541	2010
	7.473088	8.848983	18.41%	1,541	2009
	10.000000	7.473088	-25.27%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.308527	9.141654	10.03%	0	2010
	6.759966	8.308527	22.91%	0	2009
	10.000000	6.759966	-32.40%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.380781	9.931725	5.87%	0	2010
	8.209432	9.380781	14.27%	0	2009
	10.000000	8.209432	-17.91%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.259987	10.637758	3.68%	0	2010
	9.730392	10.259987	5.44%	0	2009
	10.000000	9.730392	-2.70%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.007805	11.555938	4.98%	0	2010
	9.736156	11.007805	13.06%	0	2009
	10.000000	9.736156	-2.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.566296	32.152789	12.55%	0	2010
	18.038780	28.566296	58.36%	0	2009
	44.162882	18.038780	-59.15%	0	2008
	31.329657	44.162882	40.96%	0	2007
	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.151197	20.425828	12.53%	0	2010
	11.461954	18.151197	58.36%	0	2009
	28.017167	11.461954	-59.09%	0	2008
	19.840375	28.017167	41.21%	0	2007
	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.794908	10.983118	1.74%	3,077	2010
	10.826210	10.794908	-0.29%	3,077	2009
	10.350451	10.826210	4.60%	0	2008
	9.949017	10.350451	4.03%	0	2007
	9.914054	9.949017	0.35%	0	2006
	9.886658	9.914054	0.28%	0	2005
	9.860251	9.886658	0.27%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.788311	7.448760	9.73%	0	2010
	5.400552	6.788311	25.70%	0	2009
	10.000000	5.400552	-45.99%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.878353	8.216055	4.29%	0	2010
	6.308791	7.878353	24.88%	0	2009
	11.417470	6.308791	-44.74%	0	2008
	10.750967	11.417470	6.20%	0	2007
	10.000000	10.750967	7.51%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.889288	14.346743	11.31%	312	2010
	10.435286	12.889288	23.52%	314	2009
	17.017388	10.435286	-38.68%	317	2008
	16.542776	17.017388	2.87%	319	2007
	14.576583	16.542776	13.49%	320	2006
	13.907522	14.576583	4.81%	322	2005
	12.560927	13.907522	10.72%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.413830	12.170723	6.63%	0	2010
	10.000000	11.413830	14.14%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.967189	13.018358	8.78%	0	2010
	10.000000	11.967189	19.67%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.813710	11.118923	2.82%	0	2010
	10.209177	10.813710	5.92%	0	2009
	11.187982	10.209177	-8.75%	0	2008
	10.935500	11.187982	2.31%	0	2007
	10.607328	10.935500	3.09%	0	2006
	10.573577	10.607328	0.32%	0	2005
	10.405257	10.573577	1.62%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945969	12.865699	7.70%	0	2010
	10.326667	11.945969	15.68%	0	2009
	13.847446	10.326667	-25.43%	0	2008
	13.499289	13.847446	2.58%	0	2007
	12.483991	13.499289	8.13%	0	2006
	12.203565	12.483991	2.30%	0	2005
	11.473815	12.203565	6.36%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.626673	13.834352	9.56%	1,986	2010
	10.453828	12.626673	20.79%	1,986	2009
	15.692672	10.453828	-33.38%	6,550	2008
	15.227391	15.692672	3.06%	6,550	2007
	13.690198	15.227391	11.23%	6,550	2006
	13.166672	13.690198	3.98%	6,550	2005
	12.096924	13.166672	8.84%	6,550	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.442840	12.057428	5.37%	0	2010
	10.286673	11.442840	11.24%	0	2009
	12.470094	10.286673	-17.51%	0	2008
	12.133582	12.470094	2.77%	0	2007
	11.524270	12.133582	5.29%	0	2006
	11.357949	11.524270	1.46%	0	2005
	10.915663	11.357949	4.05%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.451126	17.709243	22.55%	0	2010
	10.882728	14.451126	32.79%	0	2009
	17.641031	10.882728	-38.31%	0	2008
	16.893707	17.641031	4.42%	0	2007
	15.831280	16.893707	6.71%	0	2006
	14.543012	15.831280	8.86%	0	2005
	12.941316	14.543012	12.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.495826	9.220462	-2.90%	0	2010
	9.775327	9.495826	-2.86%	0	2009
	9.864687	9.775327	-0.91%	0	2008
	9.696233	9.864687	1.74%	0	2007
	9.552274	9.696233	1.51%	0	2006
	9.581141	9.552274	-0.30%	0	2005
	9.787876	9.581141	-2.11%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.732479	11.524698	7.38%	0	2010
	8.886341	10.732479	20.78%	0	2009
	11.065126	8.886341	-19.69%	0	2008
	10.893552	11.065126	1.58%	0	2007
	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.936278	8.770226	10.51%	0	2010
	6.005004	7.936278	32.16%	0	2009
	10.000000	6.005004	-39.95%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.353625	13.731036	2.83%	0	2010
	10.619030	13.353625	25.75%	0	2009
	20.435011	10.619030	-48.04%	0	2008
	20.493766	20.435011	-0.29%	0	2007
	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.558828	9.824889	2.78%	0	2010
	7.602335	9.558828	25.74%	0	2009
	14.622321	7.602335	-48.01%	0	2008
	14.665811	14.622321	-0.30%	0	2007
	12.338001	14.665811	18.87%	0	2006
	11.364307	12.338001	8.57%	0	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.833226	8.774456	12.02%	0	2010
	6.236584	7.833226	25.60%	0	2009
	10.000000	6.236584	-37.63%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.701118	8.431081	9.48%	0	2010
	6.224807	7.701118	23.72%	0	2009
	10.000000	6.224807	-37.75%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.563927	9.288845	22.80%	0	2010
	6.147883	7.563927	23.03%	0	2009
	10.000000	6.147883	-38.52%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.394383	9.751416	16.17%	0	2010
	6.626131	8.394383	26.69%	0	2009
	10.000000	6.626131	-33.74%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.686332	11.766965	21.48%	0	2010
	7.843310	9.686332	23.50%	0	2009
	15.109742	7.843310	-48.09%	0	2008
	14.213183	15.109742	6.31%	0	2007
	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.661520	16.777758	22.81%	0	2010
	11.178764	13.661520	22.21%	0	2009
	17.006506	11.178764	-34.27%	0	2008
	18.882526	17.006506	-9.94%	0	2007
	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	13.963095	16.945440	21.36%	0	2010
	10.697141	13.963095	30.53%	0	2009
	17.872169	10.697141	-40.15%	0	2008
	18.066722	17.872169	-1.08%	0	2007
	16.648325	18.066722	8.52%	0	2006
	15.306215	16.648325	8.77%	0	2005
	13.270446	15.306215	15.34%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.508449	11.553244	9.94%	0	2010
	8.619485	10.508449	21.92%	0	2009
	15.204239	8.619485	-43.31%	0	2008
	14.515092	15.204239	4.75%	0	2007
	13.180964	14.515092	10.12%	0	2006
	12.680737	13.180964	3.94%	0	2005
	11.922694	12.680737	6.36%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.999263	8.823372	26.06%	0	2010
	5.523160	6.999263	26.73%	0	2009
	10.000000	5.523160	-44.77%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.140526	10.084728	-0.55%	0	2010
	9.750146	10.140526	4.00%	0	2009
	10.000000	9.750146	-2.50%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.156256	14.210691	8.01%	0	2010
	10.000000	13.156256	31.56%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.784563	13.471332	5.37%	0	2010
	10.000000	12.784563	27.85%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.781023	13.198232	3.26%	0	2010
	10.000000	12.781023	27.81%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.474268	12.862705	12.10%	0	2010
	9.212651	11.474268	24.55%	0	2009
	15.113654	9.212651	-39.04%	0	2008
	15.984278	15.113654	-5.45%	0	2007
	14.243936	15.984278	12.22%	0	2006
	14.110530	14.243936	0.95%	0	2005
	12.411279	14.110530	13.69%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.635689	13.068833	12.32%	0	2010
	8.597507	11.635689	35.34%	0	2009
	14.843883	8.597507	-42.08%	0	2008
	14.416256	14.843883	2.97%	0	2007
	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.472439	18.506920	12.35%	0	2010
	12.173602	16.472439	35.31%	0	2009
	21.012505	12.173602	-42.06%	0	2008
	20.402828	21.012505	2.99%	0	2007
	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.409465	2.673482	10.96%	0	2010
	1.962873	2.409465	22.75%	0	2009
	9.460886	1.962873	-79.25%	0	2008
	10.000000	9.460886	-5.39%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.987293	3.319589	11.12%	0	2010
	2.442618	2.987293	22.30%	0	2009
	11.741725	2.442618	-79.20%	0	2008
	12.151338	11.741725	-3.37%	0	2007
	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.875163	12.231258	12.47%	0	2010
	8.750421	10.875163	24.28%	0	2009
	14.684251	8.750421	-40.41%	0	2008
	14.522344	14.684251	1.11%	0	2007
	13.031540	14.522344	11.44%	0	2006
	12.690995	13.031540	2.68%	0	2005
	11.974785	12.690995	5.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.272418	17.054243	19.49%	0	2010
	10.738257	14.272418	32.91%	0	2009
	17.839431	10.738257	-39.81%	0	2008
	18.634685	17.839431	-4.27%	0	2007
	16.736436	18.634685	11.34%	0	2006
	15.708576	16.736436	6.54%	0	2005
	13.574057	15.708576	15.72%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.752746	11.419466	6.20%	0	2010
	10.000000	10.752746	7.53%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.831352	11.062643	2.14%	0	2010
	10.000000	10.831352	8.31%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.347283	11.492056	11.06%	0	2010
	8.209043	10.347283	26.05%	0	2009
	13.791800	8.209043	-40.48%	0	2008
	15.119153	13.791800	-8.78%	0	2007
	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.257416	14.163989	6.84%	0	2010
	10.954894	13.257416	21.02%	0	2009
	20.130464	10.954894	-45.58%	0	2008
	19.134074	20.130464	5.21%	0	2007
	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.416879	14.564768	17.30%	0	2010
	7.802199	12.416879	59.15%	0	2009
	12.761582	7.802199	-38.86%	0	2008
	12.457162	12.761582	2.44%	0	2007
	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.430925	4.31%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.692062	10.056502	3.76%	0	2010
	9.125449	9.692062	6.21%	0	2009
	10.495392	9.125449	-13.05%	0	2008
	10.274400	10.495392	2.15%	0	2007
	10.216599	10.274400	0.57%	0	2006
	10.122660	10.216599	0.93%	0	2005
	10.016986	10.122660	1.05%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.738575	17.836684	6.56%	0	2010
	13.248647	16.738575	26.34%	0	2009
	16.048567	13.248647	-17.45%	0	2008
	15.536948	16.048567	3.29%	0	2007
	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.686247	16.86%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.182997	12.199388	9.09%	0	2010
	9.064113	11.182997	23.38%	0	2009
	15.024855	9.064113	-39.67%	0	2008
	14.075215	15.024855	6.75%	0	2007
	12.750023	14.075215	10.39%	0	2006
	12.073652	12.750023	5.60%	0	2005
	11.338227	12.073652	6.49%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.117987	10.030410	10.01%	0	2010
	8.133319	9.117987	12.11%	0	2009
	11.817036	8.133319	-31.17%	0	2008
	11.312600	11.817036	4.46%	0	2007
	10.388384	11.312600	8.90%	0	2006
	10.189541	10.388384	1.95%	0	2005
	10.000000	10.189541	1.90%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.519640	25.20%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.188880	15.004507	23.10%	0	2010
	8.223678	12.188880	48.22%	0	2009
	14.459529	8.223678	-43.13%	0	2008
	13.086426	14.459529	10.49%	0	2007
	10.978293	13.086426	19.20%	0	2006
	10.640899	10.978293	3.17%	0	2005
	10.000000	10.640899	6.41%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.148644	11.587383	3.94%	0	2010
	10.251957	11.148644	8.75%	0	2009
	10.311621	10.251957	-0.58%	0	2008
	10.002039	10.311621	3.10%	0	2007
	9.921293	10.002039	0.81%	0	2006
	10.026532	9.921293	-1.05%	0	2005
	10.000000	10.026532	0.27%	0	2004*

Additional Contract Options Elected (Total 2.95%)
(Variable account charges of 2.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.360313	11.341816	9.47%	0	2010
	8.870277	10.360313	16.80%	0	2009
	15.412659	8.870277	-42.45%	0	2008
	15.147501	15.412659	1.75%	0	2007
	13.340748	15.147501	13.54%	0	2006
	13.141080	13.340748	1.52%	0	2005
	12.174249	13.141080	7.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.207120	18.683316	22.86%	0	2010
	10.983930	15.207120	38.45%	0	2009
	17.615800	10.983930	-37.65%	0	2008
	17.881134	17.615800	-1.48%	0	2007
	16.132048	17.881134	10.84%	0	2006
	15.587227	16.132048	3.50%	0	2005
	13.488105	15.587227	15.56%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.103185	11.327333	2.02%	0	2010
	10.380351	11.103185	6.96%	0	2009
	10.868544	10.380351	-4.49%	0	2008
	10.229535	10.868544	6.25%	0	2007
	10.374932	10.229535	-1.40%	0	2006
	10.524947	10.374932	-1.43%	0	2005
	10.249311	10.524947	2.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.744753	11.873445	10.50%	0	2010
	9.400587	10.744753	14.30%	0	2009
	14.841066	9.400587	-36.66%	0	2008
	15.361347	14.841066	-3.39%	0	2007
	13.548825	15.361347	13.38%	0	2006
	13.356098	13.548825	1.44%	0	2005
	12.224760	13.356098	9.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.302333	13.050752	15.47%	0	2010
	8.972003	11.302333	25.97%	0	2009
	12.246723	8.972003	-26.74%	0	2008
	12.934852	12.246723	-5.32%	0	2007
	11.084819	12.934852	16.69%	0	2006
	10.000000	11.084819	10.85%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.936936	12.715829	6.53%	0	2010
	10.000000	11.936936	19.37%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.211975	17.355502	22.12%	0	2010
	11.712790	14.211975	21.34%	0	2009
	17.470354	11.712790	-32.96%	0	2008
	18.123187	17.470354	-3.60%	0	2007
	16.320582	18.123187	11.04%	0	2006
	15.680816	16.320582	4.08%	0	2005
	13.256138	15.680816	18.29%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.038042	12.269969	11.16%	0	2010
	9.023432	11.038042	22.33%	0	2009
	14.834721	9.023432	-39.17%	0	2008
	14.561317	14.834721	1.88%	0	2007
	13.022426	14.561317	11.82%	0	2006
	12.847460	13.022426	1.36%	0	2005
	11.996017	12.847460	7.10%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.247681	12.558464	11.65%	0	2010
	9.481823	11.247681	18.62%	0	2009
	13.902607	9.481823	-31.80%	0	2008
	13.408775	13.902607	3.68%	0	2007
	11.888318	13.408775	12.79%	0	2006
	11.764206	11.888318	1.05%	0	2005
	11.566955	11.764206	1.71%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.886957	11.283039	26.96%	0	2010
	7.281240	8.886957	22.05%	0	2009
	12.057371	7.281240	-39.61%	0	2008
	14.005971	12.057371	-13.91%	0	2007
	13.939809	14.005971	0.47%	0	2006
	13.606201	13.939809	2.45%	0	2005
	12.625221	13.606201	7.77%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.873620	11.925825	9.68%	0	2010
	9.891948	10.873620	9.92%	0	2009
	14.492745	9.891948	-31.75%	0	2008
	13.622285	14.492745	6.39%	0	2007
	12.122027	13.622285	12.38%	0	2006
	12.281237	12.122027	-1.30%	0	2005
	11.814494	12.281237	3.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.540861	11.077235	5.09%	0	2010
	9.039193	10.540861	16.61%	0	2009
	10.074911	9.039193	-10.28%	0	2008
	9.875201	10.074911	2.02%	0	2007
	9.790765	9.875201	0.86%	0	2006
	9.988969	9.790765	-1.98%	0	2005
	9.961892	9.988969	0.27%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.346352	11.301093	9.23%	0	2010
	8.600533	10.346352	20.30%	0	2009
	11.842950	8.600533	-27.38%	0	2008
	11.256789	11.842950	5.21%	0	2007
	10.584006	11.256789	6.36%	0	2006
	10.000000	10.584006	5.84%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.247749	11.370767	10.96%	0	2010
	8.214207	10.247749	24.76%	0	2009
	12.595796	8.214207	-34.79%	0	2008
	11.804171	12.595796	6.71%	0	2007
	10.887542	11.804171	8.42%	0	2006
	10.000000	10.887542	8.88%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.010798	11.259598	12.47%	0	2010
	7.863376	10.010798	27.31%	0	2009
	13.105532	7.863376	-40.00%	0	2008
	12.158832	13.105532	7.79%	0	2007
	11.093553	12.158832	9.60%	0	2006
	10.000000	11.093553	10.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.429619	15.530660	15.64%	0	2010
	9.377000	13.429619	43.22%	0	2009
	21.193040	9.377000	-55.75%	0	2008
	14.996100	21.193040	41.32%	0	2007
	13.249240	14.996100	13.18%	0	2006
	10.000000	13.249240	32.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.023801	12.294836	11.53%	0	2010
	8.745475	11.023801	26.05%	0	2009
	15.758756	8.745475	-44.50%	0	2008
	16.036397	15.758756	-1.73%	398	2007
	13.776764	16.036397	16.40%	451	2006
	13.445300	13.776764	2.47%	510	2005
	12.454790	13.445300	7.95%	576	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.197575	12.258690	20.21%	0	2010
	8.211254	10.197575	24.19%	0	2009
	16.058683	8.211254	-48.87%	0	2008
	13.065942	16.058683	22.90%	0	2007
	12.631845	13.065942	3.44%	0	2006
	12.335850	12.631845	2.40%	0	2005
	12.325979	12.335850	0.08%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.719871	11.188955	4.38%	0	2010
	9.565856	10.719871	12.06%	0	2009
	10.210067	9.565856	-6.31%	0	2008
	10.109218	10.210067	1.00%	0	2007
	10.001915	10.109218	1.07%	0	2006
	10.113473	10.001915	-1.10%	0	2005
	10.001808	10.113473	1.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.545822	23.142005	24.78%	0	2010
	13.673755	18.545822	35.63%	0	2009
	23.330893	13.673755	-41.39%	0	2008
	20.846437	23.330893	11.92%	0	2007
	19.108331	20.846437	9.10%	0	2006
	16.681794	19.108331	14.55%	0	2005
	13.788746	16.681794	20.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.732891	17.228193	9.50%	0	2010
	12.843609	15.732891	22.50%	0	2009
	23.616929	12.843609	-45.62%	0	2008
	20.792856	23.616929	13.58%	0	2007
	18.190186	20.792856	14.31%	0	2006
	15.777797	18.190186	15.29%	0	2005
	14.347105	15.777797	9.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.884931	11.919092	9.50%	0	2010
	8.887394	10.884931	22.48%	0	2009
	16.338025	8.887394	-45.60%	0	2008
	14.383473	16.338025	13.59%	0	2007
	12.578753	14.383473	14.35%	0	2006
	10.914304	12.578753	15.25%	0	2005
	10.000000	10.914304	9.14%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.349617	16.368620	22.61%	0	2010
	8.752932	13.349617	52.52%	0	2009
	18.516014	8.752932	-52.73%	0	2008
	18.097253	18.516014	2.31%	0	2007
	16.072781	18.097253	12.60%	0	2006
	16.167524	16.072781	-0.59%	0	2005
	14.633668	16.167524	10.48%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.945531	10.875549	9.35%	0	2010
	7.557529	9.945531	31.60%	0	2009
	11.070676	7.557529	-31.73%	0	2008
	10.995917	11.070676	0.68%	0	2007
	10.000000	10.995917	9.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.261494	13.185883	17.09%	0	2010
	9.888752	11.261494	13.88%	0	2009
	13.977841	9.888752	-29.25%	0	2008
	14.803007	13.977841	-5.57%	398	2007
	13.021890	14.803007	13.68%	457	2006
	12.972076	13.021890	0.38%	520	2005
	12.041853	12.972076	7.72%	589	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.524650	18.075008	24.44%	0	2010
	11.587771	14.524650	25.34%	0	2009
	17.826620	11.587771	-35.00%	0	2008
	18.819567	17.826620	-5.28%	0	2007
	16.575282	18.819567	13.54%	0	2006
	15.701020	16.575282	5.57%	0	2005
	13.073524	15.701020	20.10%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.247327	8.824946	7.00%	0	2010
	6.524265	8.247327	26.41%	0	2009
	10.000000	6.524265	-34.76%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.006076	17.114613	14.05%	0	2010
	8.956451	15.006076	67.54%	0	2009
	19.501013	8.956451	-54.07%	0	2008
	15.615558	19.501013	24.88%	0	2007
	12.552973	15.615558	24.40%	0	2006
	10.000000	12.552973	25.53%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.234058	17.080075	5.21%	0	2010
	12.206040	16.234058	33.00%	0	2009
	21.095943	12.206040	-42.14%	0	2008
	18.830000	21.095943	12.03%	0	2007
	15.974763	18.830000	17.87%	0	2006
	14.939663	15.974763	6.93%	0	2005
	12.987233	14.939663	15.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.392037	13.037853	5.21%	0	2010
	9.306787	12.392037	33.15%	0	2009
	16.088935	9.306787	-42.15%	0	2008
	14.362187	16.088935	12.02%	0	2007
	12.182802	14.362187	17.89%	0	2006
	11.397159	12.182802	6.89%	0	2005
	10.000000	11.397159	13.97%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.571238	15.065068	11.01%	0	2010
	11.782019	13.571238	15.19%	0	2009
	11.430669	11.782019	3.07%	0	2008
	10.609446	11.430669	7.74%	0	2007
	9.686868	10.609446	9.52%	0	2006
	10.000000	9.686868	-3.13%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.285205	2.85%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.257791	12.58%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.603138	10.737239	11.81%	0	2010
	8.196770	9.603138	17.16%	0	2009
	14.721909	8.196770	-44.32%	0	2008
	13.578698	14.721909	8.42%	0	2007
	13.191217	13.578698	2.94%	0	2006
	12.517189	13.191217	5.38%	0	2005
	12.129507	12.517189	3.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	12.928556	14.865297	14.98%	0	2010
	9.381986	12.928556	37.80%	0	2009
	18.285763	9.381986	-48.69%	0	2008
	17.046563	18.285763	7.27%	0	2007
	15.107382	17.046563	12.84%	0	2006
	14.245194	15.107382	6.05%	0	2005
	12.733783	14.245194	11.87%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.728801	12.370586	5.47%	0	2010
	10.000000	11.728801	17.29%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.520837	14.187641	4.93%	0	2010
	11.093626	13.520837	21.88%	0	2009
	13.618144	11.093626	-18.54%	0	2008
	12.725213	13.618144	7.02%	0	2007
	11.874220	12.725213	7.17%	0	2006
	11.363538	11.874220	4.49%	0	2005
	10.812225	11.363538	5.10%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.518248	16.036578	3.34%	0	2010
	10.950772	15.518248	41.71%	0	2009
	20.263125	10.950772	-45.96%	0	2008
	15.283153	20.263125	32.58%	0	2007
	14.430909	15.283153	5.91%	0	2006
	13.209490	14.430909	9.25%	0	2005
	11.537740	13.209490	14.49%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.129933	11.30%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.597137	24.993931	21.35%	0	2010
	11.851612	20.597137	73.79%	0	2009
	25.555754	11.851612	-53.62%	0	2008
	20.563586	25.555754	24.28%	0	2007
	14.442455	20.563586	42.38%	0	2006
	11.271093	14.442455	28.14%	0	2005
	10.000000	11.271093	12.71%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.199008	34.215049	21.33%	0	2010
	16.225789	28.199008	73.79%	0	2009
	35.001727	16.225789	-53.64%	0	2008
	28.176324	35.001727	24.22%	0	2007
	19.798149	28.176324	42.32%	0	2006
	15.459824	19.798149	28.06%	0	2005
	13.421543	15.459824	15.19%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.251171	12.246427	8.85%	0	2010
	8.334631	11.251171	34.99%	0	2009
	13.628254	8.334631	-38.84%	0	2008
	12.650097	13.628254	7.73%	445	2007
	12.146358	12.650097	4.15%	511	2006
	12.006977	12.146358	1.16%	583	2005
	11.351938	12.006977	5.77%	657	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.201211	14.249096	7.94%	0	2010
	11.108494	13.201211	18.84%	0	2009
	17.019407	11.108494	-34.73%	0	2008
	16.301638	17.019407	4.40%	0	2007
	13.937597	16.301638	16.96%	0	2006
	13.487721	13.937597	3.34%	0	2005
	12.103214	13.487721	11.44%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.630310	6.30%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	10.020481	10.751280	7.29%	0	2010
	8.219152	10.020481	21.92%	0	2009
	11.941335	8.219152	-32.42%	0	2008
	11.512981	11.941335	3.72%	0	2007
	10.742569	11.512981	7.17%	0	2006
	10.642847	10.742569	0.94%	0	2005
	10.000000	10.642847	6.43%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.380161	11.107986	18.42%	0	2010
	7.185491	9.380161	30.54%	0	2009
	13.823919	7.185491	-48.02%	0	2008
	13.802968	13.823919	0.15%	0	2007
	11.519520	13.802968	19.82%	0	2006
	10.000000	11.519520	15.20%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.058055	9.255475	2.18%	0	2010
	8.235737	9.058055	9.98%	0	2009
	9.802519	8.235737	-15.98%	0	2008
	9.642015	9.802519	1.66%	0	2007
	9.533675	9.642015	1.14%	0	2006
	9.682910	9.533675	-1.54%	0	2005
	9.900100	9.682910	-2.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.343274	10.846278	16.09%	0	2010
	7.842783	9.343274	19.13%	0	2009
	13.352322	7.842783	-41.26%	0	2008
	13.690037	13.352322	-2.47%	0	2007
	13.401289	13.690037	2.15%	0	2006
	13.418595	13.401289	-0.13%	0	2005
	12.358545	13.418595	8.58%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.946702	14.244578	19.23%	0	2010
	9.366360	11.946702	27.55%	0	2009
	15.938300	9.366360	-41.23%	0	2008
	15.263359	15.938300	4.42%	0	2007
	13.830761	15.263359	10.36%	0	2006
	13.335445	13.830761	3.71%	0	2005
	12.129890	13.335445	9.94%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.303317	13.511004	9.82%	0	2010
	10.000000	12.303317	23.03%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.700707	9.458974	8.72%	0	2010
	7.264272	8.700707	19.77%	0	2009
	10.659268	7.264272	-31.85%	0	2008
	10.349455	10.659268	2.99%	0	2007
	10.000000	10.349455	3.49%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.829046	10.110563	2.86%	0	2010
	9.030547	9.829046	8.84%	0	2009
	10.324324	9.030547	-12.53%	0	2008
	10.331751	10.324324	-0.07%	0	2007
	10.000000	10.331751	3.32%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.652957	10.427119	8.02%	0	2010
	7.024053	9.652957	37.43%	0	2009
	11.795350	7.024053	-40.45%	0	2008
	10.628974	11.795350	10.97%	0	2007
	10.000000	10.628974	6.29%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.044331	9.227632	14.71%	0	2010
	5.972555	8.044331	34.69%	0	2009
	11.032346	5.972555	-45.86%	0	2008
	10.160608	11.032346	8.58%	0	2007
	10.000000	10.160608	1.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.391819	7.961278	7.70%	0	2010
	5.827888	7.391819	26.84%	0	2009
	9.696228	5.827888	-39.90%	0	2008
	10.000000	9.696228	-3.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.310412	13.519013	9.82%	0	2010
	8.687912	12.310412	41.70%	0	2009
	12.431832	8.687912	-30.12%	0	2008
	12.422370	12.431832	0.08%	0	2007
	11.571819	12.422370	7.35%	0	2006
	11.645370	11.571819	-0.63%	0	2005
	10.898830	11.645370	6.85%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.985888	12.065069	9.82%	0	2010
	7.748817	10.985888	41.78%	0	2009
	11.104794	7.748817	-30.22%	0	2008
	11.092730	11.104794	0.11%	0	2007
	10.333647	11.092730	7.35%	0	2006
	10.000000	10.333647	3.34%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.499626	8.398399	11.98%	0	2010
	5.051912	7.499626	48.45%	0	2009
	10.000000	5.051912	-49.48%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.712537	9.248876	19.92%	0	2010
	6.053915	7.712537	27.40%	0	2009
	10.000000	6.053915	-39.46%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.881493	8.793176	11.57%	0	2010
	6.285846	7.881493	25.38%	0	2009
	10.000000	6.285846	-37.14%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.106238	9.757394	7.15%	0	2010
	7.830834	9.106238	16.29%	0	2009
	10.000000	7.830834	-21.69%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.575706	9.354005	9.08%	0	2010
	7.116676	8.575706	20.50%	0	2009
	10.000000	7.116676	-28.83%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.837140	10.196272	3.65%	0	2010
	8.968382	9.837140	9.69%	0	2009
	10.000000	8.968382	-10.32%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.841397	9.556419	8.09%	0	2010
	7.470529	8.841397	18.35%	0	2009
	10.000000	7.470529	-25.29%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.301406	9.129130	9.97%	0	2010
	6.757645	8.301406	22.84%	0	2009
	10.000000	6.757645	-32.42%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.372723	9.918080	5.82%	0	2010
	8.206613	9.372723	14.21%	0	2009
	10.000000	8.206613	-17.93%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.251186	10.623168	3.63%	0	2010
	9.727046	10.251186	5.39%	0	2009
	10.000000	9.727046	-2.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.998366	11.540082	4.93%	0	2010
	9.732814	10.998366	13.00%	0	2009
	10.000000	9.732814	-2.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.468353	32.026073	12.50%	0	2010
	17.986185	28.468353	58.28%	0	2009
	44.056913	17.986185	-59.18%	0	2008
	31.270657	44.056913	40.89%	0	2007
	23.635117	31.270657	32.31%	0	2006
	18.401538	23.635117	28.44%	0	2005
	15.743263	18.401538	16.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.098360	20.355885	12.47%	0	2010
	11.434476	18.098360	58.28%	0	2009
	27.964458	11.434476	-59.11%	0	2008
	19.813291	27.964458	41.14%	0	2007
	14.948912	19.813291	32.54%	0	2006
	11.624907	14.948912	28.59%	0	2005
	10.000000	11.624907	16.25%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.757886	10.939817	1.69%	0	2010
	10.794645	10.757886	-0.34%	0	2009
	10.325586	10.794645	4.54%	0	2008
	9.930258	10.325586	3.98%	0	2007
	9.900449	9.930258	0.30%	0	2006
	9.878155	9.900449	0.23%	0	2005
	9.856856	9.878155	0.22%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.782490	7.438545	9.67%	0	2010
	5.398697	6.782490	25.63%	0	2009
	10.000000	5.398697	-46.01%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.863469	8.196310	4.23%	0	2010
	6.300121	7.863469	24.81%	0	2009
	11.407677	6.300121	-44.77%	0	2008
	10.747304	11.407677	6.14%	0	2007
	10.000000	10.747304	7.47%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.845101	14.290209	11.25%	0	2010
	10.404875	12.845101	23.45%	0	2009
	16.976565	10.404875	-38.71%	0	2008
	16.511643	16.976565	2.82%	0	2007
	14.556624	16.511643	13.43%	0	2006
	13.895611	14.556624	4.76%	0	2005
	12.556618	13.895611	10.66%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.409906	12.160286	6.58%	0	2010
	10.000000	11.409906	14.10%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.963087	13.007207	8.73%	0	2010
	10.000000	11.963087	19.63%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.776653	11.075116	2.77%	0	2010
	10.179431	10.776653	5.87%	0	2009
	11.161125	10.179431	-8.80%	0	2008
	10.914890	11.161125	2.26%	0	2007
	10.592776	10.914890	3.04%	0	2006
	10.564498	10.592776	0.27%	0	2005
	10.401676	10.564498	1.57%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.905037	12.815020	7.64%	0	2010
	10.296586	11.905037	15.62%	0	2009
	13.814220	10.296586	-25.46%	0	2008
	13.473882	13.814220	2.53%	0	2007
	12.466888	13.473882	8.08%	0	2006
	12.193093	12.466888	2.25%	0	2005
	11.469885	12.193093	6.31%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.583364	13.779807	9.51%	0	2010
	10.423335	12.583364	20.72%	0	2009
	15.654976	10.423335	-33.42%	4,933	2008
	15.198681	15.654976	3.00%	5,532	2007
	13.671407	15.198681	11.17%	5,926	2006
	13.155358	13.671407	3.92%	6,227	2005
	12.092762	13.155358	8.79%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.403598	12.009887	5.32%	0	2010
	10.256676	11.403598	11.18%	0	2009
	12.440137	10.256676	-17.55%	0	2008
	12.110717	12.440137	2.72%	0	2007
	11.508453	12.110717	5.23%	0	2006
	11.348188	11.508453	1.41%	0	2005
	10.911909	11.348188	4.00%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.401560	17.639428	22.48%	0	2010
	10.850989	14.401560	32.72%	0	2009
	17.598661	10.850989	-38.34%	0	2008
	16.861860	17.598661	4.37%	0	2007
	15.809563	16.861860	6.66%	0	2006
	14.530524	15.809563	8.80%	0	2005
	12.936875	14.530524	12.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.462068	9.182953	-2.95%	0	2010
	9.745594	9.462068	-2.91%	0	2009
	9.839750	9.745594	-0.96%	0	2008
	9.676733	9.839750	1.68%	0	2007
	9.537960	9.676733	1.45%	0	2006
	9.571698	9.537960	-0.35%	0	2005
	9.783266	9.571698	-2.16%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.695682	11.479278	7.33%	0	2010
	8.860434	10.695682	20.71%	0	2009
	11.038560	8.860434	-19.73%	0	2008
	10.873019	11.038560	1.52%	0	2007
	10.685595	10.873019	1.75%	0	2006
	10.774600	10.685595	-0.83%	0	2005
	10.421178	10.774600	3.39%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.929440	8.758166	10.45%	0	2010
	6.002927	7.929440	32.09%	0	2009
	10.000000	6.002927	-39.97%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.307826	13.676901	2.77%	0	2010
	10.588073	13.307826	25.69%	0	2009
	20.385962	10.588073	-48.06%	0	2008
	20.455168	20.385962	-0.34%	0	2007
	17.217846	20.455168	18.80%	0	2006
	15.869263	17.217846	8.50%	0	2005
	13.626227	15.869263	16.46%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.530973	9.791203	2.73%	0	2010
	7.584089	9.530973	25.67%	0	2009
	14.594756	7.584089	-48.04%	0	2008
	14.645759	14.594756	-0.35%	0	2007
	12.327458	14.645759	18.81%	0	2006
	11.360434	12.327458	8.51%	0	2005
	10.000000	11.360434	13.60%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.826491	8.762396	11.96%	0	2010
	6.234432	7.826491	25.54%	0	2009
	10.000000	6.234432	-37.66%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.694492	8.419505	9.42%	0	2010
	6.222654	7.694492	23.65%	0	2009
	10.000000	6.222654	-37.77%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.557429	9.276101	22.74%	0	2010
	6.145756	7.557429	22.97%	0	2009
	10.000000	6.145756	-38.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.387155	9.738001	16.11%	0	2010
	6.623845	8.387155	26.62%	0	2009
	10.000000	6.623845	-33.76%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.653116	11.720584	21.42%	0	2010
	7.820439	9.653116	23.43%	0	2009
	15.073468	7.820439	-48.12%	0	2008
	14.186413	15.073468	6.25%	0	2007
	14.192893	14.186413	-0.05%	0	2006
	13.572952	14.192893	4.57%	0	2005
	12.358072	13.572952	9.83%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.614638	16.711580	22.75%	0	2010
	11.146145	13.614638	22.15%	0	2009
	16.965669	11.146145	-34.30%	0	2008
	18.846948	16.965669	-9.98%	0	2007
	16.583045	18.846948	13.65%	0	2006
	16.623226	16.583045	-0.24%	0	2005
	14.640063	16.623226	13.55%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	13.915191	16.878617	21.30%	0	2010
	10.665943	13.915191	30.46%	0	2009
	17.829253	10.665943	-40.18%	0	2008
	18.032670	17.829253	-1.13%	0	2007
	16.625491	18.032670	8.46%	0	2006
	15.293080	16.625491	8.71%	0	2005
	13.256886	15.293080	15.28%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.472423	11.507700	9.89%	0	2010
	8.594355	10.472423	21.85%	0	2009
	15.167735	8.594355	-43.34%	0	2008
	14.487740	15.167735	4.69%	0	2007
	13.162881	14.487740	10.07%	0	2006
	12.669858	13.162881	3.89%	0	2005
	11.918603	12.669858	6.30%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.993235	8.811246	26.00%	0	2010
	5.521244	6.993235	26.66%	0	2009
	10.000000	5.521244	-44.79%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.131824	10.070888	-0.60%	0	2010
	9.746788	10.131824	3.95%	0	2009
	10.000000	9.746788	-2.53%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.151734	14.198496	7.96%	0	2010
	10.000000	13.151734	31.52%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.780169	13.459779	5.32%	0	2010
	10.000000	12.780169	27.80%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.776639	13.186917	3.21%	0	2010
	10.000000	12.776639	27.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.434918	12.812008	12.04%	0	2010
	9.185790	11.434918	24.48%	0	2009
	15.077383	9.185790	-39.08%	0	2008
	15.954173	15.077383	-5.50%	0	2007
	14.224408	15.954173	12.16%	0	2006
	14.098420	14.224408	0.89%	0	2005
	12.407007	14.098420	13.63%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.601787	13.024051	12.26%	0	2010
	8.576880	11.601787	35.27%	0	2009
	14.815917	8.576880	-42.11%	0	2008
	14.396554	14.815917	2.91%	0	2007
	12.634568	14.396554	13.95%	0	2006
	11.414028	12.634568	10.69%	0	2005
	10.000000	11.414028	14.14%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.415958	18.433980	12.29%	0	2010
	12.138109	16.415958	35.24%	0	2009
	20.962064	12.138109	-42.09%	0	2008
	20.364400	20.962064	2.93%	0	2007
	17.877412	20.364400	13.91%	0	2006
	16.148596	17.877412	10.71%	0	2005
	13.996866	16.148596	15.37%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.406150	2.668440	10.90%	0	2010
	1.961184	2.406150	22.69%	0	2009
	9.457643	1.961184	-79.26%	0	2008
	10.000000	9.457643	-5.42%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.977048	3.306500	11.07%	0	2010
	2.435497	2.977048	22.24%	0	2009
	11.713556	2.435497	-79.21%	0	2008
	12.128469	11.713556	-3.42%	0	2007
	11.440542	12.128469	6.01%	0	2006
	11.555632	11.440542	-1.00%	0	2005
	10.950629	11.555632	5.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.837882	12.183049	12.41%	0	2010
	8.724917	10.837882	24.22%	0	2009
	14.649022	8.724917	-40.44%	0	2008
	14.494993	14.649022	1.06%	0	2007
	13.013685	14.494993	11.38%	0	2006
	12.680111	13.013685	2.63%	0	2005
	11.970677	12.680111	5.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.223470	16.987013	19.43%	0	2010
	10.706939	14.223470	32.84%	0	2009
	17.796596	10.706939	-39.84%	0	2008
	18.599571	17.796596	-4.32%	0	2007
	16.713479	18.599571	11.28%	0	2006
	15.695084	16.713479	6.49%	0	2005
	13.569384	15.695084	15.67%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.749044	11.409661	6.15%	0	2010
	10.000000	10.749044	7.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.827624	11.053145	2.08%	0	2010
	10.000000	10.827624	8.28%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.311785	11.446730	11.01%	0	2010
	8.185103	10.311785	25.98%	0	2009
	13.758686	8.185103	-40.51%	0	2008
	15.090676	13.758686	-8.83%	0	2007
	13.413747	15.090676	12.50%	0	2006
	13.133600	13.413747	2.13%	0	2005
	12.179388	13.133600	7.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.211934	14.108140	6.78%	0	2010
	10.922951	13.211934	20.96%	0	2009
	20.082137	10.922951	-45.61%	0	2008
	19.098030	20.082137	5.15%	0	2007
	15.406195	19.098030	23.96%	0	2006
	14.147445	15.406195	8.90%	0	2005
	12.545504	14.147445	12.77%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.374280	14.507344	17.24%	0	2010
	7.779441	12.374280	59.06%	0	2009
	12.730935	7.779441	-38.89%	0	2008
	12.433676	12.730935	2.39%	0	2007
	12.150188	12.433676	2.33%	0	2006
	11.844146	12.150188	2.58%	0	2005
	11.619356	11.844146	1.93%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.427359	4.27%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.658856	10.016889	3.71%	0	2010
	9.098860	9.658856	6.15%	0	2009
	10.470210	9.098860	-13.10%	0	2008
	10.255045	10.470210	2.10%	0	2007
	10.202582	10.255045	0.51%	0	2006
	10.113961	10.202582	0.88%	0	2005
	10.013541	10.113961	1.00%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.678336	17.763336	6.51%	0	2010
	13.207776	16.678336	26.28%	0	2009
	16.007306	13.207776	-17.49%	0	2008
	15.505032	16.007306	3.24%	0	2007
	14.417397	15.505032	7.54%	0	2006
	13.246746	14.417397	8.84%	0	2005
	12.399593	13.246746	6.83%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.682269	16.82%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.146298	12.153096	9.03%	0	2010
	9.039030	11.146298	23.31%	0	2009
	14.991027	9.039030	-39.70%	0	2008
	14.050799	14.991027	6.69%	0	2007
	12.734445	14.050799	10.34%	0	2006
	12.065085	12.734445	5.55%	0	2005
	11.336020	12.065085	6.43%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.093941	9.998802	9.95%	0	2010
	8.116049	9.093941	12.05%	0	2009
	11.798030	8.116049	-31.21%	0	2008
	11.300254	11.798030	4.40%	0	2007
	10.382371	11.300254	8.84%	0	2006
	10.188881	10.382371	1.90%	0	2005
	10.000000	10.188881	1.89%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.516670	25.17%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.156733	14.957237	23.04%	0	2010
	8.206204	12.156733	48.14%	0	2009
	14.436262	8.206204	-43.16%	0	2008
	13.072136	14.436262	10.44%	0	2007
	10.971935	13.072136	19.14%	0	2006
	10.640213	10.971935	3.12%	0	2005
	10.000000	10.640213	6.40%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.119250	11.550880	3.88%	0	2010
	10.230196	11.119250	8.69%	0	2009
	10.295034	10.230196	-0.63%	0	2008
	9.991123	10.295034	3.04%	0	2007
	9.915557	9.991123	0.76%	0	2006
	10.025882	9.915557	-1.10%	0	2005
	10.000000	10.025882	0.26%	0	2004*

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.324736	11.297040	9.42%	0	2010
	8.844375	10.324736	16.74%	0	2009
	15.375622	8.844375	-42.48%	0	2008
	15.118942	15.375622	1.70%	0	2007
	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.154942	18.609632	22.80%	0	2010
	10.951889	15.154942	38.38%	0	2009
	17.573499	10.951889	-37.68%	0	2008
	17.847442	17.573499	-1.53%	0	2007
	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.063202	11.280726	1.97%	0	2010
	10.348302	11.063202	6.91%	0	2009
	10.840574	10.348302	-4.54%	0	2008
	10.208498	10.840574	6.19%	0	2007
	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	0	2005
	10.244027	10.514102	2.64%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.707908	11.826631	10.45%	0	2010
	9.373178	10.707908	14.24%	0	2009
	14.805438	9.373178	-36.69%	0	2008
	15.332417	14.805438	-3.44%	0	2007
	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.275194	13.012718	15.41%	0	2010
	8.955068	11.275194	25.91%	0	2009
	12.229905	8.955068	-26.78%	0	2008
	12.923783	12.229905	-5.37%	0	2007
	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.932835	12.704915	6.47%	0	2010
	10.000000	11.932835	19.33%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.163198	17.287045	22.06%	0	2010
	11.678616	14.163198	21.27%	0	2009
	17.428380	11.678616	-32.99%	0	2008
	18.089017	17.428380	-3.65%	0	2007
	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	11.000160	12.221573	11.10%	0	2010
	8.997099	11.000160	22.26%	0	2009
	14.799078	8.997099	-39.21%	0	2008
	14.533868	14.799078	1.82%	0	2007
	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005
	11.991891	12.836430	7.04%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.209100	12.508938	11.60%	0	2010
	9.454172	11.209100	18.56%	0	2009
	13.869227	9.454172	-31.83%	0	2008
	13.383510	13.869227	3.63%	0	2007
	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005
	11.562979	11.754107	1.65%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.856455	11.238531	26.90%	0	2010
	7.259988	8.856455	21.99%	0	2009
	12.028400	7.259988	-39.64%	0	2008
	13.979570	12.028400	-13.96%	0	2007
	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.836319	11.878799	9.62%	0	2010
	9.863096	10.836319	9.87%	0	2009
	14.457937	9.863096	-31.78%	0	2008
	13.596609	14.457937	6.33%	0	2007
	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.504696	11.033547	5.03%	0	2010
	9.012821	10.504696	16.55%	0	2009
	10.050698	9.012821	-10.33%	0	2008
	9.856585	10.050698	1.97%	0	2007
	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.321487	11.268121	9.17%	0	2010
	8.584292	10.321487	20.24%	0	2009
	11.826686	8.584292	-27.42%	0	2008
	11.247150	11.826686	5.15%	0	2007
	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.223115	11.337599	10.90%	0	2010
	8.198691	10.223115	24.69%	0	2009
	12.578500	8.198691	-34.82%	0	2008
	11.794078	12.578500	6.65%	0	2007
	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	9.986754	11.226772	12.42%	0	2010
	7.848539	9.986754	27.24%	0	2009
	13.087557	7.848539	-40.03%	0	2008
	12.148444	13.087557	7.73%	0	2007
	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.397342	15.485365	15.59%	0	2010
	9.359283	13.397342	43.14%	0	2009
	21.163955	9.359283	-55.78%	0	2008
	14.983295	21.163955	41.25%	0	2007
	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.985978	12.246364	11.47%	0	2010
	8.719962	10.985978	25.99%	0	2009
	15.720908	8.719962	-44.53%	0	2008
	16.006173	15.720908	-1.78%	0	2007
	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.162592	12.210356	20.15%	0	2010
	8.187300	10.162592	24.13%	0	2009
	16.020120	8.187300	-48.89%	0	2008
	13.041325	16.020120	22.84%	0	2007
	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005
	12.321736	12.325260	0.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.683091	11.144821	4.32%	0	2010
	9.537945	10.683091	12.01%	0	2009
	10.185518	9.537945	-6.36%	0	2008
	10.090136	10.185518	0.95%	0	2007
	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.482195	23.050741	24.72%	0	2010
	13.633871	18.482195	35.56%	0	2009
	23.274860	13.633871	-41.42%	0	2008
	20.807151	23.274860	11.86%	0	2007
	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005
	13.784006	16.667474	20.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.678928	17.160261	9.45%	0	2010
	12.806158	15.678928	22.43%	0	2009
	23.560250	12.806158	-45.65%	0	2008
	20.753700	23.560250	13.52%	0	2007
	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.853190	11.878226	9.44%	0	2010
	8.866041	10.853190	22.41%	0	2009
	16.307217	8.866041	-45.63%	0	2008
	14.363796	16.307217	13.53%	0	2007
	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.303839	16.304096	22.55%	0	2010
	8.727411	13.303839	52.44%	0	2009
	18.471579	8.727411	-52.75%	0	2008
	18.063175	18.471579	2.26%	0	2007
	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005
	14.628647	16.153653	10.42%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.926757	10.849443	9.29%	0	2010
	7.547142	9.926757	31.53%	0	2009
	11.061170	7.547142	-31.77%	0	2008
	10.992170	11.061170	0.63%	0	2007
	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.222863	13.133889	17.03%	0	2010
	9.859901	11.222863	13.82%	0	2009
	13.944266	9.859901	-29.29%	0	2008
	14.775106	13.944266	-5.62%	0	2007
	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005
	12.037719	12.960924	7.67%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.474786	18.003687	24.38%	0	2010
	11.553957	14.474786	25.28%	0	2009
	17.783788	11.553957	-35.03%	0	2008
	18.784090	17.783788	-5.33%	0	2007
	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.096029	15.687533	20.04%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.240249	8.812826	6.95%	0	2010
	6.522022	8.240249	26.35%	0	2009
	10.000000	6.522022	-34.78%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	14.970033	17.064717	13.99%	0	2010
	8.939545	14.970033	67.46%	0	2009
	19.474261	8.939545	-54.10%	0	2008
	15.602208	19.474261	24.82%	0	2007
	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.178359	17.012726	5.16%	0	2010
	12.170418	16.178359	32.93%	0	2009
	21.045257	12.170418	-42.17%	0	2008
	18.794486	21.045257	11.98%	0	2007
	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.355911	12.993147	5.16%	0	2010
	9.284446	12.355911	33.08%	0	2009
	16.058617	9.284446	-42.18%	0	2008
	14.342545	16.058617	11.96%	0	2007
	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.538632	15.021138	10.95%	0	2010
	11.759770	13.538632	15.13%	0	2009
	11.414962	11.759770	3.02%	0	2008
	10.600367	11.414962	7.68%	0	2007
	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.284332	2.84%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.256837	12.57%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.570182	10.694891	11.75%	0	2010
	8.172846	9.570182	17.10%	0	2009
	14.686527	8.172846	-44.35%	0	2008
	13.553086	14.686527	8.36%	0	2007
	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	12.884185	14.806668	14.92%	0	2010
	9.354604	12.884185	37.73%	0	2009
	18.241821	9.354604	-48.72%	0	2008
	17.014412	18.241821	7.21%	0	2007
	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005
	12.729398	14.232956	11.81%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.724766	12.359962	5.42%	0	2010
	10.000000	11.724766	17.25%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.474426	14.131672	4.88%	0	2010
	11.061239	13.474426	21.82%	0	2009
	13.585399	11.061239	-18.58%	0	2008
	12.701195	13.585399	6.96%	0	2007
	11.857903	12.701195	7.11%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.465044	15.973370	3.29%	0	2010
	10.918844	15.465044	41.64%	0	2009
	20.214493	10.918844	-45.99%	0	2008
	15.254372	20.214493	32.52%	0	2007
	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.126124	11.26%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.537135	24.908296	21.28%	0	2010
	11.823172	20.537135	73.70%	0	2009
	25.507614	11.823172	-53.65%	0	2008
	20.535480	25.507614	24.21%	0	2007
	14.430126	20.535480	42.31%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.102251	34.080093	21.27%	0	2010
	16.178450	28.102251	73.70%	0	2009
	34.917682	16.178450	-53.67%	0	2008
	28.123230	34.917682	24.16%	0	2007
	19.770989	28.123230	42.24%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.212562	12.198117	8.79%	0	2010
	8.310313	11.212562	34.92%	0	2009
	13.595508	8.310313	-38.87%	0	2008
	12.626246	13.595508	7.68%	0	2007
	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.155897	14.192863	7.88%	0	2010
	11.076061	13.155897	18.78%	0	2009
	16.978496	11.076061	-34.76%	0	2008
	16.270888	16.978496	4.35%	0	2007
	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.626680	6.27%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	9.991478	10.714648	7.24%	0	2010
	8.199580	9.991478	21.85%	0	2009
	11.919067	8.199580	-32.46%	0	2008
	11.497475	11.919067	3.67%	0	2007
	10.733611	11.497475	7.12%	0	2006
	10.639439	10.733611	0.89%	0	2005
	10.000000	10.639439	6.39%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.357637	11.075615	18.36%	0	2010
	7.171945	9.357637	30.48%	0	2009
	13.804974	7.171945	-48.05%	0	2008
	13.791193	13.804974	0.10%	0	2007
	11.515595	13.791193	19.76%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.026966	9.218946	2.13%	0	2010
	8.211696	9.026966	9.93%	0	2009
	9.778947	8.211696	-16.03%	0	2008
	9.623829	9.778947	1.61%	0	2007
	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.311220	10.803509	16.03%	0	2010
	7.819903	9.311220	19.07%	0	2009
	13.320237	7.819903	-41.29%	0	2008
	13.664225	13.320237	-2.52%	0	2007
	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.905689	14.188375	19.17%	0	2010
	9.339023	11.905689	27.48%	0	2009
	15.899992	9.339023	-41.26%	0	2008
	15.234573	15.899992	4.37%	0	2007
	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005
	12.125720	13.323991	9.88%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.299084	13.499407	9.76%	0	2010
	10.000000	12.299084	22.99%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.684254	9.436223	8.66%	0	2010
	7.254275	8.684254	19.71%	0	2009
	10.650098	7.254275	-31.89%	0	2008
	10.345915	10.650098	2.94%	0	2007
	10.000000	10.345915	3.46%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.810477	10.086265	2.81%	0	2010
	9.018129	9.810477	8.79%	0	2009
	10.315448	9.018129	-12.58%	0	2008
	10.328221	10.315448	-0.12%	0	2007
	10.000000	10.328221	3.28%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.634722	10.402077	7.96%	0	2010
	7.014398	9.634722	37.36%	0	2009
	11.785221	7.014398	-40.48%	0	2008
	10.625350	11.785221	10.92%	0	2007
	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.029141	9.205474	14.65%	0	2010
	5.964352	8.029141	34.62%	0	2009
	11.022878	5.964352	-45.89%	0	2008
	10.157143	11.022878	8.52%	0	2007
	10.000000	10.157143	1.57%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.381645	7.946223	7.65%	0	2010
	5.822871	7.381645	26.77%	0	2009
	9.692891	5.822871	-39.93%	0	2008
	10.000000	9.692891	-3.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.268157	13.465663	9.76%	0	2010
	8.662562	12.268157	41.62%	0	2009
	12.401968	8.662562	-30.15%	0	2008
	12.398960	12.401968	0.02%	0	2007
	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.959507	12.029905	9.77%	0	2010
	7.734185	10.959507	41.70%	0	2009
	11.089547	7.734185	-30.26%	0	2008
	11.083244	11.089547	0.06%	0	2007
	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.493188	8.386869	11.93%	0	2010
	5.050167	7.493188	48.38%	0	2009
	10.000000	5.050167	-49.50%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.705886	9.236146	19.86%	0	2010
	6.051822	7.705886	27.33%	0	2009
	10.000000	6.051822	-39.48%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.874718	8.781108	11.51%	0	2010
	6.283676	7.874718	25.32%	0	2009
	10.000000	6.283676	-37.16%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.098416	9.743993	7.10%	0	2010
	7.828138	9.098416	16.23%	0	2009
	10.000000	7.828138	-21.72%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.568333	9.341152	9.02%	0	2010
	7.114222	8.568333	20.44%	0	2009
	10.000000	7.114222	-28.86%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.828697	10.182276	3.60%	0	2010
	8.965295	9.828697	9.63%	0	2009
	10.000000	8.965295	-10.35%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.833797	9.543286	8.03%	0	2010
	7.467951	8.833797	18.29%	0	2009
	10.000000	7.467951	-25.32%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.294271	9.116593	9.91%	0	2010
	6.755321	8.294271	22.78%	0	2009
	10.000000	6.755321	-32.45%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.364667	9.904468	5.76%	0	2010
	8.203783	9.364667	14.15%	0	2009
	10.000000	8.203783	-17.96%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.242383	10.608581	3.58%	0	2010
	9.723705	10.242383	5.33%	0	2009
	10.000000	9.723705	-2.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.988936	11.524255	4.87%	0	2010
	9.729479	10.988936	12.94%	0	2009
	10.000000	9.729479	-2.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.370736	31.899833	12.44%	0	2010
	17.933738	28.370736	58.20%	0	2009
	43.951190	17.933738	-59.20%	0	2008
	31.211765	43.951190	40.82%	0	2007
	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.045603	20.286123	12.42%	0	2010
	11.407017	18.045603	58.20%	0	2009
	27.911748	11.407017	-59.13%	0	2008
	19.786180	27.911748	41.07%	0	2007
	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.720995	10.896685	1.64%	0	2010
	10.763167	10.720995	-0.39%	0	2009
	10.300774	10.763167	4.49%	0	2008
	9.911521	10.300774	3.93%	0	2007
	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.776655	7.428336	9.62%	0	2010
	5.396835	6.776655	25.57%	0	2009
	10.000000	5.396835	-46.03%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.848597	8.176599	4.18%	0	2010
	6.291451	7.848597	24.75%	0	2009
	11.397857	6.291451	-44.80%	0	2008
	10.743629	11.397857	6.09%	0	2007
	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.801040	14.233857	11.19%	0	2010
	10.374525	12.801040	23.39%	0	2009
	16.935793	10.374525	-38.74%	0	2008
	16.480522	16.935793	2.76%	0	2007
	14.536645	16.480522	13.37%	0	2006
	13.883674	14.536645	4.70%	0	2005
	12.552297	13.883674	10.61%	1,989	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.405992	12.149850	6.52%	0	2010
	10.000000	11.405992	14.06%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.958968	12.996027	8.67%	0	2010
	10.000000	11.958968	19.59%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.739698	11.031459	2.72%	0	2010
	10.149751	10.739698	5.81%	0	2009
	11.134318	10.149751	-8.84%	0	2008
	10.894316	11.134318	2.20%	0	2007
	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.864171	12.764449	7.59%	0	2010
	10.266540	11.864171	15.56%	0	2009
	13.781030	10.266540	-25.50%	0	2008
	13.448467	13.781030	2.47%	0	2007
	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005
	11.465926	12.182617	6.25%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.540204	13.725470	9.45%	858	2010
	10.392946	12.540204	20.66%	860	2009
	15.617391	10.392946	-33.45%	863	2008
	15.170057	15.617391	2.95%	865	2007
	13.652670	15.170057	11.11%	867	2006
	13.144074	13.652670	3.87%	869	2005
	12.088607	13.144074	8.73%	871	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.364468	11.962522	5.26%	0	2010
	10.226750	11.364468	11.12%	0	2009
	12.410247	10.226750	-17.59%	0	2008
	12.087882	12.410247	2.67%	0	2007
	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005
	10.908148	11.338438	3.94%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.352145	17.569856	22.42%	0	2010
	10.819333	14.352145	32.65%	0	2009
	17.556398	10.819333	-38.37%	0	2008
	16.830087	17.556398	4.32%	0	2007
	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005
	12.932427	14.518050	12.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.428409	9.145574	-3.00%	0	2010
	9.715931	9.428409	-2.96%	0	2009
	9.814857	9.715931	-1.01%	0	2008
	9.657254	9.814857	1.63%	0	2007
	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.21%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.659020	11.434048	7.27%	0	2010
	8.834618	10.659020	20.65%	0	2009
	11.012066	8.834618	-19.77%	0	2008
	10.852545	11.012066	1.47%	0	2007
	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.922646	8.746157	10.39%	0	2010
	6.000868	7.922646	32.03%	0	2009
	10.000000	6.000868	-39.99%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.262129	13.622918	2.72%	0	2010
	10.557165	13.262129	25.62%	0	2009
	20.336975	10.557165	-48.09%	0	2008
	20.416599	20.336975	-0.39%	0	2007
	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.503176	9.757637	2.68%	0	2010
	7.565880	9.503176	25.61%	0	2009
	14.567253	7.565880	-48.06%	0	2008
	14.625730	14.567253	-0.40%	0	2007
	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.819763	8.750361	11.90%	0	2010
	6.232284	7.819763	25.47%	0	2009
	10.000000	6.232284	-37.68%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.687869	8.407919	9.37%	0	2010
	6.220503	7.687869	23.59%	0	2009
	10.000000	6.220503	-37.79%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.550935	9.263366	22.68%	0	2010
	6.143637	7.550935	22.91%	0	2009
	10.000000	6.143637	-38.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.379953	9.724644	16.05%	0	2010
	6.621566	8.379953	26.56%	0	2009
	10.000000	6.621566	-33.78%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.619973	11.674327	21.36%	0	2010
	7.797612	9.619973	23.37%	0	2009
	15.037255	7.797612	-48.14%	0	2008
	14.159664	15.037255	6.20%	0	2007
	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.567911	16.645645	22.68%	0	2010
	11.113623	13.567911	22.08%	0	2009
	16.924893	11.113623	-34.34%	0	2008
	18.811410	16.924893	-10.03%	0	2007
	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	13.867469	16.812085	21.23%	0	2010
	10.634840	13.867469	30.40%	0	2009
	17.786451	10.634840	-40.21%	0	2008
	17.998708	17.786451	-1.18%	0	2007
	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.436497	11.462321	9.83%	0	2010
	8.569281	10.436497	21.79%	0	2009
	15.131313	8.569281	-43.37%	0	2008
	14.460442	15.131313	4.64%	0	2007
	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.987203	8.799103	25.93%	0	2010
	5.519332	6.987203	26.60%	0	2009
	10.000000	5.519332	-44.81%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.123113	10.057043	-0.65%	0	2010
	9.743443	10.123113	3.90%	0	2009
	10.000000	9.743443	-2.57%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.147211	14.186307	7.90%	0	2010
	10.000000	13.147211	31.47%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.775785	13.448232	5.26%	0	2010
	10.000000	12.775785	27.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.772243	13.175588	3.16%	0	2010
	10.000000	12.772243	27.72%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.395686	12.761480	11.99%	0	2010
	9.158987	11.395686	24.42%	0	2009
	15.041143	9.158987	-39.11%	0	2008
	15.924078	15.041143	-5.54%	0	2007
	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	0	2005
	12.402737	14.086302	13.57%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.568011	12.979452	12.20%	0	2010
	8.556307	11.568011	35.20%	0	2009
	14.788027	8.556307	-42.14%	0	2008
	14.376897	14.788027	2.86%	0	2007
	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.359662	18.361296	12.24%	0	2010
	12.102716	16.359662	35.17%	0	2009
	20.911734	12.102716	-42.12%	0	2008
	20.326030	20.911734	2.88%	0	2007
	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.402841	2.663392	10.84%	0	2010
	1.959499	2.402841	22.63%	0	2009
	9.454387	1.959499	-79.27%	0	2008
	10.000000	9.454387	-5.46%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.966832	3.293453	11.01%	0	2010
	2.428382	2.966832	22.17%	0	2009
	11.685391	2.428382	-79.22%	0	2008
	12.105578	11.685391	-3.47%	0	2007
	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.800682	12.134987	12.35%	0	2010
	8.699454	10.800682	24.15%	0	2009
	14.613817	8.699454	-40.47%	0	2008
	14.467660	14.613817	1.01%	0	2007
	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.174640	16.919993	19.37%	0	2010
	10.675706	14.174640	32.77%	0	2009
	17.753864	10.675706	-39.87%	0	2008
	18.564541	17.753864	-4.37%	0	2007
	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.745343	11.399854	6.09%	0	2010
	10.000000	10.745343	7.45%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.823894	11.043642	2.03%	0	2010
	10.000000	10.823894	8.24%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.276409	11.401579	10.95%	0	2010
	8.161224	10.276409	25.92%	0	2009
	13.725637	8.161224	-40.54%	0	2008
	15.062228	13.725637	-8.87%	0	2007
	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.166634	14.052526	6.73%	0	2010
	10.891104	13.166634	20.89%	0	2009
	20.033926	10.891104	-45.64%	0	2008
	19.062055	20.033926	5.10%	0	2007
	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.331847	14.450146	17.18%	0	2010
	7.756754	12.331847	58.98%	0	2009
	12.700359	7.756754	-38.92%	0	2008
	12.410247	12.700359	2.34%	0	2007
	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.423804	4.24%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.625695	9.977353	3.65%	0	2010
	9.072306	9.625695	6.10%	0	2009
	10.445043	9.072306	-13.14%	0	2008
	10.235700	10.445043	2.05%	0	2007
	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.618294	17.690276	6.45%	0	2010
	13.166997	16.618294	26.21%	0	2009
	15.966124	13.166997	-17.53%	0	2008
	15.473146	15.966124	3.19%	0	2007
	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.678281	16.78%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	11.109731	12.106987	8.98%	0	2010
	9.014023	11.109731	23.25%	0	2009
	14.957277	9.014023	-39.73%	0	2008
	14.026423	14.957277	6.64%	0	2007
	12.718878	14.026423	10.28%	0	2006
	12.056531	12.718878	5.49%	0	2005
	11.333821	12.056531	6.38%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.069939	9.967280	9.89%	0	2010
	8.098797	9.069939	11.99%	0	2009
	11.779040	8.098797	-31.24%	0	2008
	11.287910	11.779040	4.35%	0	2007
	10.376361	11.287910	8.78%	0	2006
	10.188221	10.376361	1.85%	0	2005
	10.000000	10.188221	1.88%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.513710	25.14%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.124644	14.910083	22.97%	0	2010
	8.188764	12.124644	48.06%	0	2009
	14.413046	8.188764	-43.19%	0	2008
	13.057880	14.413046	10.38%	0	2007
	10.965599	13.057880	19.08%	0	2006
	10.639522	10.965599	3.06%	0	2005
	10.000000	10.639522	6.40%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.089916	11.514468	3.83%	0	2010
	10.208465	11.089916	8.63%	0	2009
	10.278462	10.208465	-0.68%	0	2008
	9.980210	10.278462	2.99%	0	2007
	9.909818	9.980210	0.71%	0	2006
	10.025232	9.909818	-1.15%	0	2005
	10.000000	10.025232	0.25%	0	2004*

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.289291	11.252467	9.36%	0	2010
	8.818562	10.289291	16.68%	0	2009
	15.338682	8.818562	-42.51%	0	2008
	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005
	12.165876	13.118507	7.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.102940	18.536235	22.73%	0	2010
	10.919941	15.102940	38.31%	0	2009
	17.531282	10.919941	-37.71%	0	2008
	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005
	13.478842	15.560477	15.44%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.023347	11.234303	1.91%	0	2010
	10.316341	11.023347	6.85%	0	2009
	10.812665	10.316341	-4.59%	0	2008
	10.187497	10.812665	6.14%	0	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005
	10.238746	10.503268	2.58%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.671145	11.779962	10.39%	0	2010
	9.345825	10.671145	14.18%	0	2009
	14.769865	9.345825	-36.72%	0	2008
	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005
	12.216352	13.333169	9.14%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.248111	12.974779	15.35%	0	2010
	8.938152	11.248111	25.84%	0	2009
	12.213112	8.938152	-26.82%	0	2008
	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.928722	12.693995	6.42%	0	2010
	10.000000	11.928722	19.29%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.114578	17.218817	21.99%	0	2010
	11.644527	14.114578	21.21%	0	2009
	17.386493	11.644527	-33.03%	0	2008
	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005
	13.247024	15.653891	18.17%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.962416	12.173360	11.05%	0	2010
	8.970855	10.962416	22.20%	0	2009
	14.763534	8.970855	-39.24%	0	2008
	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005
	11.987766	12.825416	6.99%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.170644	12.459602	11.54%	0	2010
	9.426593	11.170644	18.50%	0	2009
	13.835890	9.426593	-31.87%	0	2008
	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005
	11.559000	11.743997	1.60%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.826041	11.194175	26.83%	0	2010
	7.238791	8.826041	21.93%	0	2009
	11.999483	7.238791	-39.67%	0	2008
	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005
	12.616538	13.582835	7.66%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.799124	11.831931	9.56%	0	2010
	9.834307	10.799124	9.81%	0	2009
	14.423202	9.834307	-31.82%	0	2008
	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005
	11.806372	12.260146	3.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.468634	10.990007	4.98%	0	2010
	8.986507	10.468634	16.49%	0	2009
	10.026524	8.986507	-10.37%	0	2008
	9.837975	10.026524	1.92%	0	2007
	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005
	9.955022	9.971792	0.17%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.296699	11.235274	9.12%	0	2010
	8.568086	10.296699	20.18%	0	2009
	11.810449	8.568086	-27.45%	0	2008
	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.198539	11.304525	10.84%	0	2010
	8.183193	10.198539	24.63%	0	2009
	12.561210	8.183193	-34.85%	0	2008
	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	9.962746	11.194014	12.36%	0	2010
	7.833702	9.962746	27.18%	0	2009
	13.069574	7.833702	-40.06%	0	2008
	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.365135	15.440192	15.53%	0	2010
	9.341600	13.365135	43.07%	0	2009
	21.134907	9.341600	-55.80%	0	2008
	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.948250	12.198016	11.42%	0	2010
	8.694500	10.948250	25.92%	0	2009
	15.683117	8.694500	-44.56%	0	2008
	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005
	12.446224	13.422219	7.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.127669	12.162126	20.09%	0	2010
	8.163388	10.127669	24.06%	0	2009
	15.981601	8.163388	-48.92%	0	2008
	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005
	12.317496	12.314666	-0.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.646436	11.100855	4.27%	0	2010
	9.510116	10.646436	11.95%	0	2009
	10.161039	9.510116	-6.41%	0	2008
	10.071106	10.161039	0.89%	0	2007
	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005
	9.994912	10.096081	1.01%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.418751	22.959794	24.65%	0	2010
	13.594078	18.418751	35.49%	0	2009
	23.218920	13.594078	-41.45%	0	2008
	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005
	13.779268	16.653163	20.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.625088	17.092526	9.39%	0	2010
	12.768775	15.625088	22.37%	0	2009
	23.503625	12.768775	-45.67%	0	2008
	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005
	14.337246	15.750728	9.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.821541	11.837489	9.39%	0	2010
	8.844753	10.821541	22.35%	0	2009
	16.276482	8.844753	-45.66%	0	2008
	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005
	10.000000	10.906865	9.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.258132	16.239712	22.49%	0	2010
	8.701920	13.258132	52.36%	0	2009
	18.427187	8.701920	-52.78%	0	2008
	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005
	14.623622	16.139789	10.37%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.907990	10.823342	9.24%	0	2010
	7.536761	9.907990	31.46%	0	2009
	11.051660	7.536761	-31.80%	0	2008
	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.184333	13.082056	16.97%	0	2010
	9.831136	11.184333	13.76%	0	2009
	13.910765	9.831136	-29.33%	0	2008
	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005
	12.033581	12.949799	7.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.425101	17.932650	24.32%	0	2010
	11.520238	14.425101	25.22%	0	2009
	17.741053	11.520238	-35.06%	0	2008
	18.748659	17.741053	-5.37%	0	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005
	13.064526	15.674053	19.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.233162	8.800710	6.89%	0	2010
	6.519776	8.233162	26.28%	0	2009
	10.000000	6.519776	-34.80%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	14.934038	17.014937	13.93%	0	2010
	8.922647	14.934038	67.37%	0	2009
	19.447533	8.922647	-54.12%	0	2008
	15.588874	19.447533	24.75%	0	2007
	12.544417	15.588874	24.27%	0	2006
	10.000000	12.544417	25.44%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.122863	16.945637	5.10%	0	2010
	12.134927	16.122863	32.86%	0	2009
	20.994728	12.134927	-42.20%	0	2008
	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005
	12.978307	14.914014	14.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.319904	12.948607	5.10%	0	2010
	9.262150	12.319904	33.01%	0	2009
	16.028322	9.262150	-42.21%	0	2008
	14.322911	16.028322	11.91%	0	2007
	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005
	10.000000	11.389395	13.89%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.506102	14.977317	10.89%	0	2010
	11.737566	13.506102	15.07%	0	2009
	11.399279	11.737566	2.97%	0	2008
	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.283459	2.83%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.255885	12.56%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.537330	10.652685	11.69%	0	2010
	8.148989	9.537330	17.04%	0	2009
	14.651222	8.148989	-44.38%	0	2008
	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005
	12.121157	12.495677	3.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	12.839971	14.748252	14.86%	0	2010
	9.327301	12.839971	37.66%	0	2009
	18.197992	9.327301	-48.75%	0	2008
	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005
	12.725026	14.220731	11.75%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.720724	12.349342	5.36%	0	2010
	10.000000	11.720724	17.21%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.428212	14.075947	4.82%	0	2010
	11.028986	13.428212	21.75%	0	2009
	13.552773	11.028986	-18.62%	0	2008
	12.677263	13.552773	6.91%	0	2007
	11.841643	12.677263	7.06%	0	2006
	11.344015	11.841643	4.39%	0	2005
	10.804782	11.344015	4.99%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.411900	15.910275	3.23%	0	2010
	10.886936	15.411900	41.56%	0	2009
	20.165846	10.886936	-46.01%	0	2008
	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005
	11.529795	13.186795	14.37%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.122329	11.22%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.477245	24.822882	21.22%	0	2010
	11.794775	20.477245	73.61%	0	2009
	25.459531	11.794775	-53.67%	0	2008
	20.507389	25.459531	24.15%	0	2007
	14.417797	20.507389	42.24%	0	2006
	11.263410	14.417797	28.01%	0	2005
	10.000000	11.263410	12.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	28.005827	33.945693	21.21%	0	2010
	16.131254	28.005827	73.61%	0	2009
	34.833851	16.131254	-53.69%	0	2008
	28.070258	34.833851	24.10%	0	2007
	19.743894	28.070258	42.17%	0	2006
	15.433291	19.743894	27.93%	0	2005
	13.412316	15.433291	15.07%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.174065	12.149961	8.73%	0	2010
	8.286048	11.174065	34.85%	0	2009
	13.562824	8.286048	-38.91%	0	2008
	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005
	11.344122	11.986346	5.66%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.110772	14.136907	7.83%	0	2010
	11.043769	13.110772	18.72%	0	2009
	16.937731	11.043769	-34.80%	0	2008
	16.240234	16.937731	4.29%	0	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005
	12.094889	13.464569	11.32%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.623047	6.23%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	9.962521	10.678094	7.18%	0	2010
	8.180042	9.962521	21.79%	0	2009
	11.896812	8.180042	-32.49%	0	2008
	11.481959	11.896812	3.61%	0	2007
	10.724647	11.481959	7.06%	0	2006
	10.636024	10.724647	0.83%	0	2005
	10.000000	10.636024	6.36%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.335117	11.043269	18.30%	0	2010
	7.158380	9.335117	30.41%	0	2009
	13.785992	7.158380	-48.07%	0	2008
	13.779382	13.785992	0.05%	0	2007
	11.511655	13.779382	19.70%	0	2006
	10.000000	11.511655	15.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.995991	9.182582	2.07%	0	2010
	8.187736	8.995991	9.87%	0	2009
	9.755445	8.187736	-16.07%	0	2008
	9.605668	9.755445	1.56%	0	2007
	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005
	9.893271	9.666257	-2.29%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.279243	10.760864	15.97%	0	2010
	7.797077	9.279243	19.01%	0	2009
	13.288243	7.797077	-41.32%	0	2008
	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005
	12.350047	13.395567	8.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.864818	14.132386	19.11%	0	2010
	9.311760	11.864818	27.42%	0	2009
	15.861781	9.311760	-41.29%	0	2008
	15.205838	15.861781	4.31%	0	2007
	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005
	12.121546	13.312530	9.83%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.294855	13.487804	9.70%	0	2010
	10.000000	12.294855	22.95%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.667837	9.413537	8.60%	0	2010
	7.244288	8.667837	19.65%	0	2009
	10.640935	7.244288	-31.92%	0	2008
	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.791947	10.062028	2.76%	0	2010
	9.005733	9.791947	8.73%	0	2009
	10.306582	9.005733	-12.62%	0	2008
	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.616508	10.377056	7.91%	0	2010
	7.004745	9.616508	37.29%	0	2009
	11.775087	7.004745	-40.51%	0	2008
	10.621720	11.775087	10.86%	0	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.013952	9.183315	14.59%	0	2010
	5.956136	8.013952	34.55%	0	2009
	11.013395	5.956136	-45.92%	0	2008
	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.371495	7.931212	7.59%	0	2010
	5.817856	7.371495	26.70%	0	2009
	9.689551	5.817856	-39.96%	0	2008
	10.000000	9.689551	-3.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.226056	13.412542	9.70%	0	2010
	8.637273	12.226056	41.55%	0	2009
	12.372142	8.637273	-30.19%	0	2008
	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005
	10.891325	11.625358	6.74%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.933173	11.994815	9.71%	0	2010
	7.719574	10.933173	41.63%	0	2009
	11.074307	7.719574	-30.29%	0	2008
	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.486720	8.375305	11.87%	0	2010
	5.048414	7.486720	48.30%	0	2009
	10.000000	5.048414	-49.52%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.699265	9.223459	19.80%	0	2010
	6.049733	7.699265	27.27%	0	2009
	10.000000	6.049733	-39.50%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.867952	8.769046	11.45%	0	2010
	6.281508	7.867952	25.26%	0	2009
	10.000000	6.281508	-37.18%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.090590	9.730598	7.04%	0	2010
	7.825444	9.090590	16.17%	0	2009
	10.000000	7.825444	-21.75%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.560960	9.328311	8.96%	0	2010
	7.111771	8.560960	20.38%	0	2009
	10.000000	7.111771	-28.88%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.820260	10.168289	3.54%	0	2010
	8.962214	9.820260	9.57%	0	2009
	10.000000	8.962214	-10.38%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.826200	9.530159	7.98%	0	2010
	7.465379	8.826200	18.23%	0	2009
	10.000000	7.465379	-25.35%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.287132	9.104057	9.86%	0	2010
	6.752984	8.287132	22.72%	0	2009
	10.000000	6.752984	-32.47%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.356628	9.890854	5.71%	0	2010
	8.200964	9.356628	14.09%	0	2009
	10.000000	8.200964	-17.99%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.233591	10.594016	3.52%	0	2010
	9.720365	10.233591	5.28%	0	2009
	10.000000	9.720365	-2.80%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.979485	11.508407	4.82%	0	2010
	9.726123	10.979485	12.89%	0	2009
	10.000000	9.726123	-2.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.273349	31.773961	12.38%	0	2010
	17.881406	28.273349	58.12%	0	2009
	43.845668	17.881406	-59.22%	0	2008
	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005
	15.732447	18.369962	16.76%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	17.992985	20.216565	12.36%	0	2010
	11.379628	17.992985	58.12%	0	2009
	27.859163	11.379628	-59.15%	0	2008
	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005
	10.000000	11.616994	16.17%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.684176	10.853663	1.59%	0	2010
	10.731731	10.684176	-0.44%	0	2009
	10.275983	10.731731	4.44%	0	2008
	9.892799	10.275983	3.87%	0	2007
	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005
	9.850060	9.861171	0.11%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.770801	7.418081	9.56%	0	2010
	5.394967	6.770801	25.50%	0	2009
	10.000000	5.394967	-46.05%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.833749	8.156923	4.13%	0	2010
	6.282791	7.833749	24.69%	0	2009
	11.388059	6.282791	-44.83%	0	2008
	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.757103	14.177701	11.14%	0	2010
	10.344252	12.757103	23.33%	0	2009
	16.895100	10.344252	-38.77%	0	2008
	16.449446	16.895100	2.71%	0	2007
	14.516696	16.449446	13.31%	0	2006
	13.871742	14.516696	4.65%	0	2005
	12.547976	13.871742	10.55%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.402064	12.139422	6.47%	0	2010
	10.000000	11.402064	14.02%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.954848	12.984872	8.62%	0	2010
	10.000000	11.954848	19.55%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.702833	10.987929	2.66%	0	2010
	10.120120	10.702833	5.76%	0	2009
	11.107544	10.120120	-8.89%	0	2008
	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005
	10.394519	10.546352	1.46%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.823476	12.714116	7.53%	0	2010
	10.236591	11.823476	15.50%	2,339	2009
	13.747919	10.236591	-25.54%	6,443	2008
	13.423110	13.747919	2.42%	6,723	2007
	12.432684	13.423110	7.97%	6,979	2006
	12.172148	12.432684	2.14%	6,979	2005
	11.461976	12.172148	6.20%	3,791	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.497156	13.671308	9.40%	0	2010
	10.362610	12.497156	20.60%	0	2009
	15.579862	10.362610	-33.49%	0	2008
	15.141442	15.579862	2.90%	0	2007
	13.633921	15.141442	11.06%	0	2006
	13.132773	13.633921	3.82%	0	2005
	12.084441	13.132773	8.68%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.325459	11.915311	5.21%	0	2010
	10.196911	11.325459	11.07%	0	2009
	12.380422	10.196911	-17.64%	0	2008
	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005
	10.904394	11.328687	3.89%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.302890	17.500539	22.36%	0	2010
	10.787765	14.302890	32.58%	0	2009
	17.514227	10.787765	-38.41%	0	2008
	16.798370	17.514227	4.26%	0	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005
	12.927991	14.505585	12.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.394855	9.108327	-3.05%	0	2010
	9.686346	9.394855	-3.01%	0	2009
	9.790017	9.686346	-1.06%	0	2008
	9.637806	9.790017	1.58%	0	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005
	9.774039	9.552817	-2.26%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.622425	11.388913	7.22%	0	2010
	8.808825	10.622425	20.59%	0	2009
	10.985576	8.808825	-19.81%	0	2008
	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005
	10.413997	10.756090	3.28%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.915816	8.734120	10.34%	0	2010
	5.998793	7.915816	31.96%	0	2009
	10.000000	5.998793	-40.01%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.216614	13.569168	2.67%	0	2010
	10.526349	13.216614	25.56%	0	2009
	20.288096	10.526349	-48.12%	0	2008
	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005
	13.616852	15.842009	16.34%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.475468	9.724163	2.62%	0	2010
	7.547711	9.475468	25.54%	0	2009
	14.539785	7.547711	-48.09%	0	2008
	14.605732	14.539785	-0.45%	0	2007
	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005
	10.000000	11.352698	13.53%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.813029	8.738329	11.84%	0	2010
	6.230135	7.813029	25.41%	0	2009
	10.000000	6.230135	-37.70%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.681252	8.396357	9.31%	0	2010
	6.218357	7.681252	23.53%	0	2009
	10.000000	6.218357	-37.82%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.544426	9.250616	22.62%	0	2010
	6.141516	7.544426	22.84%	0	2009
	10.000000	6.141516	-38.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.372743	9.711268	15.99%	0	2010
	6.619275	8.372743	26.49%	0	2009
	10.000000	6.619275	-33.81%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.586974	11.628297	21.29%	0	2010
	7.774875	9.586974	23.31%	0	2009
	15.001153	7.774875	-48.17%	0	2008
	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005
	12.349577	13.549656	9.72%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.521351	16.579986	22.62%	0	2010
	11.081194	13.521351	22.02%	0	2009
	16.884236	11.081194	-34.37%	0	2008
	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005
	14.630015	16.594702	13.43%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	13.819862	16.745736	21.17%	0	2010
	10.603798	13.819862	30.33%	0	2009
	17.743703	10.603798	-40.24%	0	2008
	17.964765	17.743703	-1.23%	0	2007
	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005
	13.256768	15.266837	15.16%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.400653	11.417078	9.77%	0	2010
	8.544266	10.400653	21.73%	0	2009
	15.094942	8.544266	-43.40%	0	2008
	14.433162	15.094942	4.59%	0	2007
	13.126787	14.433162	9.95%	0	2006
	12.648095	13.126787	3.78%	0	2005
	11.910405	12.648095	6.19%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.981178	8.787000	25.87%	0	2010
	5.517417	6.981178	26.53%	0	2009
	10.000000	5.517417	-44.83%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.114435	10.043242	-0.70%	0	2010
	9.740099	10.114435	3.84%	0	2009
	10.000000	9.740099	-2.60%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.142697	14.174132	7.85%	0	2010
	10.000000	13.142697	31.43%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.771391	13.436685	5.21%	0	2010
	10.000000	12.771391	27.71%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.767852	13.164268	3.10%	0	2010
	10.000000	12.767852	27.68%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.356562	12.711107	11.93%	0	2010
	9.132250	11.356562	24.36%	0	2009
	15.005003	9.132250	-39.14%	0	2008
	15.894059	15.005003	-5.59%	0	2007
	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005
	12.398474	14.074206	13.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.534286	12.934943	12.14%	0	2010
	8.535756	11.534286	35.13%	0	2009
	14.760126	8.535756	-42.17%	0	2008
	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005
	10.000000	11.406251	14.06%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.303500	18.288850	12.18%	0	2010
	12.067395	16.303500	35.10%	0	2009
	20.861501	12.067395	-42.15%	0	2008
	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005
	13.987258	16.120891	15.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.399549	2.658367	10.79%	0	2010
	1.957808	2.399549	22.56%	0	2009
	9.451116	1.957808	-79.28%	0	2008
	10.000000	9.451116	-5.49%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.956637	3.280446	10.95%	0	2010
	2.421292	2.956637	22.11%	0	2009
	11.657298	2.421292	-79.23%	0	2008
	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005
	10.943074	11.535765	5.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.763594	12.087092	12.30%	0	2010
	8.674053	10.763594	24.09%	0	2009
	14.578687	8.674053	-40.50%	0	2008
	14.440366	14.578687	0.96%	0	2007
	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005
	11.962434	12.658320	5.82%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.126001	16.853247	19.31%	0	2010
	10.644550	14.126001	32.71%	0	2009
	17.711200	10.644550	-39.90%	0	2008
	18.529530	17.711200	-4.42%	0	2007
	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005
	13.560064	15.668160	15.55%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.741639	11.390053	6.04%	0	2010
	10.000000	10.741639	7.42%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.820165	11.034145	1.98%	0	2010
	10.000000	10.820165	8.20%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.241135	11.356594	10.89%	0	2010
	8.137404	10.241135	25.85%	0	2009
	13.692654	8.137404	-40.57%	0	2008
	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005
	12.171013	13.111050	7.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.121396	13.997038	6.67%	0	2010
	10.859289	13.121396	20.83%	0	2009
	19.985747	10.859289	-45.66%	0	2008
	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005
	12.536867	14.123153	12.65%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.289523	14.393142	17.12%	0	2010
	7.734104	12.289523	58.90%	0	2009
	12.669821	7.734104	-38.96%	0	2008
	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005
	11.611367	11.823804	1.83%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.420234	4.20%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.592657	9.937985	3.60%	0	2010
	9.045830	9.592657	6.05%	0	2009
	10.419936	9.045830	-13.19%	0	2008
	10.216391	10.419936	1.99%	0	2007
	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005
	10.006635	10.096572	0.90%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.558415	17.617459	6.40%	0	2010
	13.126321	16.558415	26.15%	0	2009
	15.925008	13.126321	-17.57%	0	2008
	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005
	12.386826	13.219470	6.72%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.674278	16.74%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.951363	11.928252	8.92%	0	2010
	8.890110	10.951363	23.19%	0	2009
	14.759291	8.890110	-39.77%	0	2008
	13.847954	14.759291	6.58%	0	2007
	12.563503	13.847954	10.22%	0	2006
	11.915371	12.563503	5.44%	0	2005
	11.206897	11.915371	6.32%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.045968	9.935830	9.84%	0	2010
	8.081571	9.045968	11.93%	0	2009
	11.760067	8.081571	-31.28%	0	2008
	11.275580	11.760067	4.30%	0	2007
	10.370360	11.275580	8.73%	0	2006
	10.187561	10.370360	1.79%	0	2005
	10.000000	10.187561	1.88%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.510748	25.11%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.092643	14.863063	22.91%	0	2010
	8.171364	12.092643	47.99%	0	2009
	14.389850	8.171364	-43.21%	0	2008
	13.043625	14.389850	10.32%	0	2007
	10.959256	13.043625	19.02%	0	2006
	10.638833	10.959256	3.01%	0	2005
	10.000000	10.638833	6.39%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.060645	11.478159	3.77%	0	2010
	10.186771	11.060645	8.58%	0	2009
	10.261910	10.186771	-0.73%	0	2008
	9.969305	10.261910	2.94%	0	2007
	9.904082	9.969305	0.66%	0	2006
	10.024583	9.904082	-1.20%	0	2005
	10.000000	10.024583	0.25%	0	2004*

Maximum Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.253944	11.208033	9.30%	0	2010
	8.792812	10.253944	16.62%	0	2009
	15.301802	8.792812	-42.54%	0	2008
	15.061957	15.301802	1.59%	0	2007
	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005
	12.161680	13.107223	7.77%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.051079	18.463065	22.67%	0	2010
	10.888056	15.051079	38.23%	0	2009
	17.489150	10.888056	-37.74%	0	2008
	17.780205	17.489150	-1.64%	0	2007
	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005
	13.474207	15.547106	15.38%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.983615	11.188033	1.86%	0	2010
	10.284462	10.983615	6.80%	0	2009
	10.784814	10.284462	-4.64%	0	2008
	10.166527	10.784814	6.08%	0	2007
	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005
	10.233466	10.492436	2.53%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.634491	11.733445	10.33%	0	2010
	9.318527	10.634491	14.12%	0	2009
	14.734347	9.318527	-36.76%	0	2008
	15.274633	14.734347	-3.54%	0	2007
	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005
	12.212151	13.321705	9.09%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.221044	12.936880	15.29%	0	2010
	8.921263	11.221044	25.78%	0	2009
	12.196336	8.921263	-26.85%	0	2008
	12.901691	12.196336	-5.47%	0	2007
	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.924613	12.683088	6.36%	0	2010
	10.000000	11.924613	19.25%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.066118	17.150860	21.93%	0	2010
	11.610534	14.066118	21.15%	0	2009
	17.344711	11.610534	-33.06%	0	2008
	18.020861	17.344711	-3.75%	0	2007
	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005
	13.242468	15.640441	18.11%	0	2004

Dreyfus Stock Index Fund, Inc. - Service Shares - Q/NQ	10.924784	12.125325	10.99%	0	2010
	8.944671	10.924784	22.14%	0	2009
	14.728065	8.944671	-39.27%	0	2008
	14.479129	14.728065	1.72%	0	2007
	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005
	11.983651	12.814400	6.93%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.132297	12.410446	11.48%	0	2010
	9.399082	11.132297	18.44%	0	2009
	13.802657	9.399082	-31.90%	0	2008
	13.333094	13.802657	3.52%	0	2007
	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005
	11.355502	11.733920	1.55%	0	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portoflio: Service Shares - Q/NQ	8.795706	11.149943	26.77%	0	2010
	7.217638	8.795706	21.86%	0	2009
	11.970611	7.217638	-39.71%	0	2008
	13.926865	11.970611	-14.05%	0	2007
	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005
	12.612208	13.571167	7.60%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.762012	11.785179	9.51%	0	2010
	9.805582	10.762012	9.75%	0	2009
	14.388496	9.805582	-31.85%	0	2008
	13.545346	14.388496	6.22%	0	2007
	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005
	11.802304	12.249599	3.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.432720	10.946648	4.93%	0	2010
	8.960295	10.432720	16.43%	0	2009
	10.002438	8.960295	-10.42%	0	2008
	9.819422	10.002438	1.86%	0	2007
	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005
	9.951590	9.963215	0.12%	0	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.271943	11.202483	9.06%	0	2010
	8.551895	10.271943	20.11%	0	2009
	11.794229	8.551895	-27.49%	0	2008
	11.227925	11.794229	5.04%	0	2007
	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.174021	11.271537	10.79%	0	2010
	8.167735	10.174021	24.56%	0	2009
	12.543972	8.167735	-34.89%	0	2008
	11.773904	12.543972	6.54%	0	2007
	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	9.938798	11.161361	12.30%	0	2010
	7.818906	9.938798	27.11%	0	2009
	13.051638	7.818906	-40.09%	0	2008
	12.127667	13.051638	7.62%	0	2007
	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.332991	15.395119	15.47%	0	2010
	9.323947	13.332991	43.00%	0	2009
	21.105881	9.323947	-55.82%	0	2008
	14.957678	21.105881	41.10%	0	2007
	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.910636	12.149852	11.36%	0	2010
	8.669099	10.910636	25.86%	0	2009
	15.645403	8.669099	-44.59%	0	2008
	15.945844	15.645403	-1.88%	0	2007
	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005
	12.441944	13.410680	7.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.092914	12.114143	20.03%	0	2010
	8.139562	10.092914	24.00%	0	2009
	15.943213	8.139562	-48.95%	0	2008
	12.992170	15.943213	22.71%	0	2007
	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005
	12.313275	12.304098	-0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.609884	11.057037	4.21%	0	2010
	9.482361	10.609884	11.89%	0	2009
	10.136610	9.482361	-6.45%	0	2008
	10.052096	10.136610	0.84%	0	2007
	9.960755	10.052096	0.92%	0	2006
	10.087403	9.960755	-1.26%	0	2005
	9.991469	10.087403	0.96%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.355509	22.869179	24.59%	2	2010
	13.554387	18.355509	35.42%	2	2009
	23.163116	13.554387	-41.48%	2	2008
	20.728729	23.163116	11.74%	2	2007
	19.029782	20.728729	8.93%	14	2006
	16.638846	19.029782	14.37%	416	2005
	13.774530	16.638846	20.79%	510	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.571433	17.025062	9.34%	0	2010
	12.731492	15.571433	22.31%	0	2009
	23.447130	12.731492	-45.70%	0	2008
	20.675483	23.447130	13.41%	0	2007
	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005
	14.332315	15.737183	9.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.789957	11.796854	9.33%	0	2010
	8.823493	10.789957	22.29%	0	2009
	16.245750	8.823493	-45.69%	0	2008
	14.324501	16.245750	13.41%	0	2007
	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005
	10.000000	10.903135	9.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.212601	16.175617	22.43%	2	2010
	8.676502	13.212601	52.28%	2	2009
	18.382872	8.676502	-52.80%	2	2008
	17.995089	18.382872	2.15%	3	2007
	16.006713	17.995089	12.42%	18	2006
	16.125908	16.006713	-0.74%	524	2005
	14.618587	16.125908	10.31%	642	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.889262	10.797327	9.18%	0	2010
	7.526389	9.889262	31.39%	0	2009
	11.042159	7.526389	-31.84%	0	2008
	10.984659	11.042159	0.52%	0	2007
	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.145921	13.030417	16.91%	0	2010
	9.802418	11.145921	13.71%	0	2009
	13.877318	9.802418	-29.36%	0	2008
	14.719429	13.877318	-5.72%	0	2007
	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005
	12.029439	12.938669	7.56%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.375565	17.861877	24.25%	0	2010
	11.486602	14.375565	25.15%	0	2009
	17.698412	11.486602	-35.10%	0	2008
	18.713312	17.698412	-5.42%	0	2007
	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005
	13.060042	15.660591	19.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.226101	8.788635	6.84%	0	2010
	6.517536	8.226101	26.21%	0	2009
	10.000000	6.517536	-34.82%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	14.898134	16.965288	13.88%	0	2010
	8.905778	14.898134	67.29%	0	2009
	19.420815	8.905778	-54.14%	0	2008
	15.575535	19.420815	24.69%	0	2007
	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.067484	16.878726	5.05%	0	2010
	12.099493	16.067484	32.79%	0	2009
	20.944254	12.099493	-42.23%	0	2008
	18.723686	20.944254	11.86%	0	2007
	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005
	12.973831	14.901196	14.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.283960	12.904183	5.05%	0	2010
	9.239891	12.283960	32.94%	0	2009
	15.998081	9.239891	-42.24%	0	2008
	14.303304	15.998081	11.85%	0	2007
	12.151583	14.303304	17.71%	0	2006
	11.385510	12.151583	6.73%	0	2005
	10.000000	11.385510	13.86%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.473631	14.933619	10.84%	0	2010
	11.715395	13.473631	15.01%	0	2009
	11.383625	11.715395	2.91%	0	2008
	10.582240	11.383625	7.57%	0	2007
	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.282589	2.83%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.254934	12.55%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.504594	10.610647	11.64%	0	2010
	8.125201	9.504594	16.98%	0	2009
	14.616017	8.125201	-44.41%	0	2008
	13.502003	14.616017	8.25%	0	2007
	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005
	12.116995	12.484939	3.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	12.795848	14.689995	14.80%	0	2010
	9.300052	12.795848	37.59%	0	2009
	18.154238	9.300052	-48.77%	0	2008
	16.950287	18.154238	7.10%	0	2007
	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005
	12.720643	14.208510	11.70%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.716690	12.338736	5.31%	0	2010
	10.000000	11.716690	17.17%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.382126	14.020410	4.77%	0	2010
	10.996797	13.382126	21.69%	0	2009
	13.520189	10.996797	-18.66%	0	2008
	12.653335	13.520189	6.85%	0	2007
	11.825372	12.653335	7.00%	0	2006
	11.334260	11.825372	4.33%	0	2005
	10.801061	11.334260	4.94%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.359012	15.847510	3.18%	0	2010
	10.855174	15.359012	41.49%	0	2009
	20.117417	10.855174	-46.04%	0	2008
	15.196861	20.117417	32.38%	0	2007
	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005
	11.525834	13.175480	14.31%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.118524	11.19%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.417535	24.737752	21.16%	0	2010
	11.766442	20.417535	73.52%	0	2009
	25.411524	11.766442	-53.70%	0	2008
	20.479334	25.411524	24.08%	0	2007
	14.405472	20.479334	42.16%	0	2006
	11.259564	14.405472	27.94%	0	2005
	10.000000	11.259564	12.60%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	27.909645	33.811698	21.15%	0	2010
	16.084135	27.909645	73.52%	0	2009
	34.750086	16.084135	-53.71%	0	2008
	28.017285	34.750086	24.03%	0	2007
	19.716764	28.017285	42.10%	0	2006
	15.420009	19.716764	27.86%	0	2005
	13.407697	15.420009	15.01%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.135683	12.101997	8.68%	0	2010
	8.261847	11.135683	34.78%	0	2009
	13.530208	8.261847	-38.94%	0	2008
	12.578640	13.530208	7.56%	0	2007
	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005
	11.340219	11.976042	5.61%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.065737	14.081083	7.77%	0	2010
	11.011503	13.065737	18.66%	0	2009
	16.896991	11.011503	-34.83%	0	2008
	16.209574	16.896991	4.24%	0	2007
	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005
	12.090719	13.452981	11.27%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.619427	6.19%	0	2010*

MTB Group of Funds - MTB Managed Allocation Fund - Moderate Growth II - Q/NQ	9.933677	10.641688	7.13%	0	2010
	8.160563	9.933677	21.73%	0	2009
	11.874601	8.160563	-32.53%	0	2008
	11.466465	11.874601	3.56%	0	2007
	10.715684	11.466465	7.01%	0	2006
	10.632604	10.715684	0.78%	0	2005
	10.000000	10.632604	6.33%	0	2004*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: I Class - Q/NQ	9.312675	11.011050	18.24%	0	2010
	7.144849	9.312675	30.34%	0	2009
	13.767063	7.144849	-48.10%	0	2008
	13.767599	13.767063	0.00%	0	2007
	11.507729	13.767599	19.64%	0	2006
	10.000000	11.507729	15.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.965097	9.146323	2.02%	0	2010
	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.247398	10.718412	15.91%	0	2010
	7.774322	9.247398	18.95%	0	2009
	13.256294	7.774322	-41.35%	0	2008
	13.612747	13.256294	-2.62%	0	2007
	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005
	12.345804	13.384063	8.41%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.290622	13.476225	9.65%	0	2010
	10.000000	12.290622	22.91%	0	2009*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.824071	14.076597	19.05%	0	2010
	9.284580	11.824071	27.35%	0	2009
	15.823661	9.284580	-41.32%	0	2008
	15.177163	15.823661	4.26%	0	2007
	13.773885	15.177163	10.19%	0	2006
	13.301110	13.773885	3.55%	0	2005
	12.117377	13.301110	9.77%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.651441	9.390893	8.55%	0	2010
	7.234326	8.651441	19.59%	0	2009
	10.631792	7.234326	-31.96%	0	2008
	10.338853	10.631792	2.83%	0	2007
	10.000000	10.338853	3.39%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.773451	10.037844	2.71%	0	2010
	8.993354	9.773451	8.67%	0	2009
	10.297722	8.993354	-12.67%	0	2008
	10.321165	10.297722	-0.23%	0	2007
	10.000000	10.321165	3.21%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.598315	10.352092	7.85%	0	2010
	6.995106	9.598315	37.21%	0	2009
	11.764963	6.995106	-40.54%	0	2008
	10.618081	11.764963	10.80%	0	2007
	10.000000	10.618081	6.18%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	7.998790	9.161226	14.53%	0	2010
	5.947930	7.998790	34.48%	0	2009
	11.003922	5.947930	-45.95%	0	2008
	10.150195	11.003922	8.41%	0	2007
	10.000000	10.150195	1.50%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.361340	7.916207	7.54%	0	2010
	5.812841	7.361340	26.64%	0	2009
	9.686205	5.812841	-39.99%	0	2008
	10.000000	9.686205	-3.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.184103	13.359632	9.65%	0	2010
	8.612068	12.184103	41.48%	0	2009
	12.342412	8.612068	-30.22%	0	2008
	12.352212	12.342412	-0.08%	0	2007
	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005
	10.887570	11.615364	6.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.906882	11.959804	9.65%	0	2010
	7.704980	10.906882	41.56%	0	2009
	11.059094	7.704980	-30.33%	0	2008
	11.064275	11.059094	-0.05%	0	2007
	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.480276	8.363784	11.81%	0	2010
	5.046677	7.480276	48.22%	0	2009
	10.000000	5.046677	-49.53%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.692638	9.210778	19.73%	0	2010
	6.047648	7.692638	27.20%	0	2009
	10.000000	6.047648	-39.52%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.861180	8.756975	11.40%	0	2010
	6.279343	7.861180	25.19%	0	2009
	10.000000	6.279343	-37.21%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.082783	9.717226	6.99%	0	2010
	7.822749	9.082783	16.11%	0	2009
	10.000000	7.822749	-21.77%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.553603	9.315490	8.91%	0	2010
	7.109326	8.553603	20.32%	0	2009
	10.000000	7.109326	-28.91%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.811808	10.154305	3.49%	0	2010
	8.959123	9.811808	9.52%	0	2009
	10.000000	8.959123	-10.41%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.818601	9.517062	7.92%	0	2010
	7.462804	8.818601	18.17%	0	2009
	10.000000	7.462804	-25.37%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.280007	9.091525	9.80%	0	2010
	6.750662	8.280007	22.65%	0	2009
	10.000000	6.750662	-32.49%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.348588	9.877270	5.66%	0	2010
	8.198147	9.348588	14.03%	0	2009
	10.000000	8.198147	-18.02%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.224799	10.579445	3.47%	0	2010
	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.970067	11.492609	4.76%	0	2010
	9.722786	10.970067	12.83%	0	2009
	10.000000	9.722786	-2.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	28.176274	31.648576	12.32%	0	2010
	17.829196	28.176274	58.03%	0	2009
	43.740296	17.829196	-59.24%	0	2008
	31.094195	43.740296	40.67%	0	2007
	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005
	15.727041	18.354177	16.70%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	17.940511	20.147216	12.30%	0	2010
	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.647498	10.810828	1.53%	0	2010
	10.700397	10.647498	-0.49%	0	2009
	10.251268	10.700397	4.38%	0	2008
	9.874128	10.251268	3.82%	0	2007
	9.859690	9.874128	0.15%	0	2006
	9.852684	9.859690	0.07%	0	2005
	9.846665	9.852684	0.06%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.764988	7.407899	9.50%	0	2010
	5.393107	6.764988	25.44%	0	2009
	10.000000	5.393107	-46.07%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.818940	8.137306	4.07%	0	2010
	6.274147	7.818940	24.62%	0	2009
	11.378270	6.274147	-44.86%	0	2008
	10.736284	11.378270	5.98%	0	2007
	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.713282	14.121735	11.08%	3,259	2010
	10.314039	12.713282	23.26%	3,261	2009
	16.854466	10.314039	-38.81%	3,264	2008
	16.418390	16.854466	2.66%	3,266	2007
	14.496756	16.418390	13.26%	3,663	2006
	13.859809	14.496756	4.60%	6,343	2005
	12.543658	13.859809	10.49%	6,343	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.398134	12.128977	6.41%	0	2010
	10.000000	11.398134	13.98%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.950737	12.973714	8.56%	0	2010
	10.000000	11.950737	19.51%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.666067	10.944522	2.61%	0	2010
	10.090576	10.666067	5.70%	0	2009
	11.080825	10.090576	-8.94%	0	2008
	10.853226	11.080825	2.10%	0	2007
	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005
	10.390939	10.537287	1.41%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.782881	12.663937	7.48%	18,209	2010
	10.206702	11.782881	15.44%	19,895	2009
	13.714855	10.206702	-25.58%	21,175	2008
	13.397773	13.714855	2.37%	24,976	2007
	12.415604	13.397773	7.91%	24,976	2006
	12.161677	12.415604	2.09%	24,976	2005
	11.458036	12.161677	6.14%	24,976	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.454242	13.617346	9.34%	8,469	2010
	10.332349	12.454242	20.54%	12,919	2009
	15.542404	10.332349	-33.52%	13,666	2008
	15.112881	15.542404	2.84%	14,359	2007
	13.615209	15.112881	11.00%	15,144	2006
	13.121486	13.615209	3.76%	16,209	2005
	12.080288	13.121486	8.62%	16,213	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.286601	11.868304	5.15%	0	2010
	10.167161	11.286601	11.01%	0	2009
	12.350672	10.167161	-17.68%	0	2008
	12.042332	12.350672	2.56%	0	2007
	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005
	10.900641	11.318966	3.84%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.253744	17.431426	22.29%	0	2010
	10.756251	14.253744	32.52%	0	2009
	17.472103	10.756251	-38.44%	0	2008
	16.766665	17.472103	4.21%	0	2007
	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005
	12.923532	14.493118	12.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.361404	9.071213	-3.10%	0	2010
	9.656837	9.361404	-3.06%	0	2009
	9.765229	9.656837	-1.11%	0	2008
	9.618391	9.765229	1.53%	0	2007
	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005
	9.769427	9.543386	-2.31%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.585964	11.343968	7.16%	0	2010
	8.783114	10.585964	20.53%	0	2009
	10.959160	8.783114	-19.86%	0	2008
	10.811610	10.959160	1.36%	0	2007
	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005
	10.410412	10.746841	3.23%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.909010	8.722109	10.28%	0	2010
	5.996721	7.909010	31.89%	0	2009
	10.000000	5.996721	-40.03%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.171196	13.515587	2.61%	0	2010
	10.495599	13.171196	25.49%	0	2009
	20.239318	10.495599	-48.14%	0	2008
	20.339644	20.239318	-0.49%	0	2007
	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005
	13.612162	15.828386	16.28%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.447822	9.690812	2.57%	0	2010
	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.806312	8.726316	11.79%	0	2010
	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.674657	8.384833	9.25%	0	2010
	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.537934	9.237900	22.55%	0	2010
	6.139399	7.537934	22.78%	0	2009
	10.000000	6.139399	-38.61%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.365535	9.697905	15.93%	0	2010
	6.616993	8.365535	26.43%	0	2009
	10.000000	6.616993	-33.83%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	9.554020	11.582367	21.23%	0	2010
	7.752146	9.554020	23.24%	0	2009
	14.965054	7.752146	-48.20%	0	2008
	14.106303	14.965054	6.09%	0	2007
	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005
	12.345324	13.538009	9.66%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	13.474912	16.514540	22.56%	0	2010
	11.048833	13.474912	21.96%	0	2009
	16.843634	11.048833	-34.40%	0	2008
	18.740532	16.843634	-10.12%	0	2007
	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005
	14.624984	16.580442	13.37%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	13.772382	16.679609	21.11%	0	2010
	10.572824	13.772382	30.26%	0	2009
	17.701030	10.572824	-40.27%	0	2008
	17.930864	17.701030	-1.28%	0	2007
	16.557154	17.930864	8.30%	0	2006
	15.253704	16.557154	8.55%	0	2005
	13.252203	15.253704	15.10%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.364947	11.372011	9.72%	0	2010
	8.519322	10.364947	21.66%	0	2009
	15.058676	8.519322	-43.43%	0	2008
	14.405951	15.058676	4.53%	0	2007
	13.108776	14.405951	9.90%	0	2006
	12.637236	13.108776	3.73%	0	2005
	11.906305	12.637236	6.14%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	6.975141	8.774897	25.80%	0	2010
	5.515499	6.975141	26.46%	0	2009
	10.000000	5.515499	-44.85%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.105744	10.029444	-0.76%	0	2010
	9.736749	10.105744	3.79%	0	2009
	10.000000	9.736749	-2.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.138174	14.161956	7.79%	0	2010
	10.000000	13.138174	31.38%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.767002	13.425143	5.16%	1	2010
	10.000000	12.767002	27.67%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.763453	13.152966	3.05%	0	2010
	10.000000	12.763453	27.63%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	11.317542	12.660907	11.87%	0	2010
	9.105570	11.317542	24.29%	0	2009
	14.968912	9.105570	-39.17%	0	2008
	15.864045	14.968912	-5.64%	0	2007
	14.165893	15.864045	11.99%	0	2006
	14.062094	14.165893	0.74%	0	2005
	12.394194	14.062094	13.46%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.500623	12.890548	12.09%	0	2010
	8.515248	11.500623	35.06%	0	2009
	14.732284	8.515248	-42.20%	0	2008
	14.337576	14.732284	2.75%	0	2007
	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005
	10.000000	11.402376	14.02%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.247507	18.216643	12.12%	0	2010
	12.032155	16.247507	35.03%	0	2009
	20.811338	12.032155	-42.18%	0	2008
	20.249435	20.811338	2.77%	0	2007
	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005
	13.982444	16.107036	15.19%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.396223	2.653309	10.73%	0	2010
	1.956116	2.396223	22.50%	0	2009
	9.447861	1.956116	-79.30%	0	2008
	10.000000	9.447861	-5.52%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.946471	3.267477	10.89%	0	2010
	2.414209	2.946471	22.05%	0	2009
	11.629258	2.414209	-79.24%	0	2008
	12.059929	11.629258	-3.57%	0	2007
	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005
	10.939304	11.525843	5.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.726633	12.039374	12.24%	0	2010
	8.648730	10.726633	24.03%	0	2009
	14.543646	8.648730	-40.53%	0	2008
	14.413133	14.543646	0.91%	0	2007
	12.960166	14.413133	11.21%	0	2006
	12.647460	12.960166	2.47%	0	2005
	11.958328	12.647460	5.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- Mid-Cap Fund®/VA: Service Shares - Q/NQ	14.077483	16.786718	19.25%	0	2010
	10.613467	14.077483	32.64%	0	2009
	17.668621	10.613467	-39.93%	0	2008
	18.494580	17.668621	-4.47%	0	2007
	16.644797	18.494580	11.11%	0	2006
	15.654699	16.644797	6.32%	0	2005
	13.555395	15.654699	15.49%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.737936	11.380251	5.98%	0	2010
	10.000000	10.737936	7.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.816432	11.024649	1.93%	0	2010
	10.000000	10.816432	8.16%	0	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.205946	11.311753	10.83%	0	2010
	8.113633	10.205946	25.79%	0	2009
	13.659717	8.113633	-40.60%	0	2008
	15.005451	13.659717	-8.97%	0	2007
	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005
	12.166821	13.099775	7.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.076339	13.941784	6.62%	0	2010
	10.827587	13.076339	20.77%	0	2009
	19.937709	10.827587	-45.69%	0	2008
	18.990187	19.937709	4.99%	0	2007
	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005
	12.532545	14.111015	12.59%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.247313	14.336308	17.06%	0	2010
	7.711514	12.247313	58.82%	0	2009
	12.639354	7.711514	-38.99%	0	2008
	12.363454	12.639354	2.23%	0	2007
	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005
	11.607365	11.813630	1.78%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio – II - Q/NQ	10.000000	10.416671	4.17%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.559700	9.898730	3.55%	0	2010
	9.019403	9.559700	5.99%	0	2009
	10.394856	9.019403	-13.23%	0	2008
	10.197094	10.394856	1.94%	0	2007
	10.160587	10.197094	0.36%	0	2006
	10.087881	10.160587	0.72%	0	2005
	10.003184	10.087881	0.85%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.498789	17.544974	6.34%	0	2010
	13.085802	16.498789	26.08%	0	2009
	15.884049	13.085802	-17.62%	0	2008
	15.409580	15.884049	3.08%	0	2007
	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005
	12.380465	13.205871	6.67%	0	2004

Van Eck VIP Trust - Global Hard Assets Fund: Class R1 - Q/NQ	10.000000	11.670296	16.70%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.916100	11.883716	8.86%	0	2010
	8.866066	10.916100	23.12%	0	2009
	14.726980	8.866066	-39.80%	0	2008
	13.824804	14.726980	6.53%	0	2007
	12.548955	13.824804	10.17%	0	2006
	11.907701	12.548955	5.39%	0	2005
	11.205459	11.907701	6.27%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ	9.022083	9.904476	9.78%	0	2010
	8.064386	9.022083	11.88%	0	2009
	11.741123	8.064386	-31.32%	0	2008
	11.263256	11.741123	4.24%	0	2007
	10.364356	11.263256	8.67%	0	2006
	10.186903	10.364356	1.74%	0	2005
	10.000000	10.186903	1.87%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Omega Growth Fund - Q/NQ	10.000000	12.507785	25.08%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.060665	14.816129	22.85%	0	2010
	8.153961	12.060665	47.91%	0	2009
	14.366648	8.153961	-43.24%	0	2008
	13.029356	14.366648	10.26%	0	2007
	10.952907	13.029356	18.96%	0	2006
	10.638143	10.952907	2.96%	0	2005
	10.000000	10.638143	6.38%	0	2004*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund - Q/NQ	11.031431	11.441942	3.72%	0	2010
	10.165109	11.031431	8.52%	0	2009
	10.245373	10.165109	-0.78%	0	2008
	9.958406	10.245373	2.88%	0	2007
	9.898347	9.958406	0.61%	0	2006
	10.023934	9.898347	-1.25%	0	2005
	10.000000	10.023934	0.24%	0	2004*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
36,668 shares (cost $608,222)	$452,481
Growth Fund - Class 1 (AFGF)
200,473 shares (cost $10,212,473)	10,981,915
High-Income Bond Fund - Class 1 (AFHY)
159,458 shares (cost $1,841,670)	1,785,924
U.S. Government/AAA - Rated Securities Fund-Class 1 (AFGC)
96,904 shares (cost $1,150,252)	1,220,019
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
5,904,621 shares (cost $79,558,414)	85,557,955
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
340,059 shares (cost $2,023,902)	2,234,188
U.S. Equity Flex I Portfolio (WSCP)
2,358,706 shares (cost $29,297,871)	33,611,561
VA International Equity Fund (HVIE)
18,154 shares (cost $255,868)	262,511
VA Situs Fund (HVSIT)
34,396 shares (cost $496,492)	515,603
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
977,990 shares (cost $4,423,381)	6,650,335
Janus Aspen Series - Balanced Portfolio-Service Shares (JABS)
440,555 shares (cost $12,212,781)	12,961,124
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,628,387 shares (cost $122,013,633)	127,864,349
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,808,719 shares (cost $8,548,337)	10,472,485
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
390,719 shares (cost $1,375,821)	2,211,471
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,936,575 shares (cost $131,495,224)	165,505,359
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
165,723 shares (cost $5,438,690)	9,287,109
Investors Growth Stock Series - Service Class (MIGSC)
1,123,665 shares (cost $10,504,535)	12,090,639
Value Series - Service Class (MVFSC)
26,501,019 shares (cost $260,239,912)	340,008,071
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
974,394 shares (cost $13,997,929)	15,034,895
Core Plus Fixed Income Portfolio - Class I (MSVFI)
197,956 shares (cost $1,962,092)	1,981,538
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,296,606 shares (cost $22,091,194)	22,943,091
Emerging Markets Debt Portfolio - Class I (MSEM)
491,823 shares (cost $3,886,087)	4,003,438
Emerging Markets Debt Portfolio - Class II (MSEMB)
139,475 shares (cost $1,098,842)	1,129,751
U.S. Real Estate Portfolio - Class I (MSVRE)
4,782 shares (cost $47,375)	61,735
U.S. Real Estate Portfolio - Class II (MSVREB)
701 shares (cost $6,691)	8,996
Managed Allocation Fund - Moderate Growth II (VFMG2)
427,890 shares (cost $4,226,902)	4,073,512
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
317,357 shares (cost $3,582,276)	3,481,406
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
4,565,837 shares (cost $63,743,834)	64,789,229
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,267,895 shares (cost $155,797,315)	159,440,714
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
123,307,386 shares (cost $1,985,845,883)	2,134,450,854
American Funds NVIT Bond Fund - Class II (GVABD2)
69,676,925 shares (cost $744,445,836)	770,626,786
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,138,925 shares (cost $109,372,454)	112,182,737
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Growth Fund - Class II (GVAGR2)
3,533,300 shares (cost $197,355,741)	191,822,872
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
21,414,701 shares (cost $694,139,443)	789,560,032
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,293,362 shares (cost $9,441,991)	8,859,528
Federated NVIT High Income Bond Fund - Class III (HIBF3)
13,984,122 shares (cost $91,015,363)	95,651,391
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
36,571 shares (cost $504,115)	482,368
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
152,530 shares (cost $2,004,081)	1,988,985
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,058,730 shares (cost $42,943,736)	40,283,469
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,842,331 shares (cost $61,171,820)	63,579,806
Gartmore NVIT International Equity Fund - Class I (GIG)
4,857 shares (cost $40,973)	43,667
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,674,657 shares (cost $28,144,281)	33,071,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,370,364 shares (cost $17,566,865)	21,262,164
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
194,719 shares (cost $2,579,542)	2,194,480
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
196,594 shares (cost $1,987,689)	2,217,577
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,882,407 shares (cost $84,026,795)	97,397,543
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,082,767 shares (cost $17,936,821)	18,515,802
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,036 shares (cost $1,616,901)	1,964,971
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
19,640,581 shares (cost $168,640,081)	203,083,611
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,459,088 shares (cost $19,871,439)	22,008,840
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
88,392,524 shares (cost $823,823,476)	921,934,021
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
128,570,001 shares (cost $1,142,606,600)	1,303,699,815
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
36,138,914 shares (cost $358,544,622)	377,651,654
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
128,444,054 shares (cost $1,177,583,676)	1,321,689,320
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,180,234 shares (cost $321,474,694)	379,893,332
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
38,305,999 shares (cost $367,986,091)	402,596,054
NVIT Core Bond Fund - Class I (NVCBD1)
222,804 shares (cost $2,378,683)	2,346,129
NVIT Core Bond Fund - Class II (NVCBD2)
13,779,370 shares (cost $141,383,365)	144,821,180
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2,448,479 shares (cost $27,082,400)	27,153,628
NVIT Fund - Class I (TRF)
15,914,138 shares (cost $160,521,438)	144,977,799
NVIT Fund - Class II (TRF2)
21,974,442 shares (cost $189,947,021)	199,308,192
NVIT Government Bond Fund - Class I (GBF)
39,166,969 shares (cost $459,638,141)	450,028,476
NVIT Growth Fund - Class I (CAF)
2,596,356 shares (cost $22,431,091)	36,193,205
NVIT International Index Fund - Class VIII (GVIX8)
1,873,092 shares (cost $14,623,260)	15,977,477
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
36,801,333 shares (cost $401,122,531)	341,516,366
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
21,055,350 shares (cost $257,047,492)	273,719,549
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
30,144,708 shares (cost $391,828,385)	429,562,083
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
37,043,765 shares (cost $365,342,301)	377,475,962
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
232,620,617 shares (cost $2,573,264,603)	2,456,473,718
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
142,743,954 shares (cost $1,644,664,533)	1,484,537,117
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
67,109,121 shares (cost $707,595,856)	699,277,036
NVIT Mid Cap Index Fund - Class I (MCIF)
5,393,489 shares (cost $92,476,098)	99,563,808
NVIT Money Market Fund - Class I (SAM)
566,434,186 shares (cost $566,434,186)	566,434,186
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,574,391 shares (cost $34,910,396)	44,737,547
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
20,264,615 shares (cost $169,734,231)	197,782,642
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
87,058 shares (cost $1,226,126)	884,506
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
755,310 shares (cost $10,473,074)	7,673,948
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,599,246 shares (cost $52,962,764)	56,608,382
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,245,114 shares (cost $11,260,255)	11,965,542
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
13,594,824 shares (cost $106,583,388)	130,374,366
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
427,112 shares (cost $3,790,990)	3,835,467
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,712,776 shares (cost $36,517,129)	42,226,471
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,187,530 shares (cost $149,869,663)	214,795,318
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
14,526,694 shares (cost $105,179,652)	153,401,891
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
30,274,328 shares (cost $254,871,002)	311,825,577
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
459,996 shares (cost $6,941,683)	7,097,746
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,062,002 shares (cost $14,947,297)	16,036,238
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,886,253 shares (cost $43,385,623)	40,611,341
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,414,565 shares (cost $18,570,127)	24,894,167
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,976,651 shares (cost $100,780,323)	89,878,321
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,748,390 shares (cost $44,423,987)	48,509,082
NVIT Multi-Sector Bond Fund - Class I (MSBF)
12,751,229 shares (cost $110,510,324)	109,405,549
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,340,352 shares (cost $75,409,451)	75,899,242
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
27,814,939 shares (cost $421,118,767)	422,508,929
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,783,349 shares (cost $298,593,573)	299,717,736
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,236,982 shares (cost $214,750,631)	228,509,391
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
12,442,675 shares (cost $103,877,861)	125,422,163
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,193,329 shares (cost $54,173,754)	70,626,499
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,889,493 shares (cost $53,771,659)	67,770,745
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,906,017 shares (cost $216,041,139)	200,547,389
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,540,068 shares (cost $16,876,413)	17,556,777
Low Duration Portfolio - Advisor Class (PMVLAD)
19,538,198 shares (cost $201,154,571)	203,978,788
V.I. Basic Value Fund - Series II (AVBV2)
1,378 shares (cost $8,072)	8,735
V.I. Capital Appreciation Fund - Series II (AVCA2)
324,228 shares (cost $8,232,828)	7,431,299
V.I. Capital Development Fund - Series II (AVCD2)
1,767,399 shares (cost $22,956,134)	23,011,531
VPS Growth and Income Portfolio - Class B (ALVGIB)
478,136 shares (cost $10,402,513)	8,133,095
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2,715,771 shares (cost $35,360,964)	45,815,052
Money Market Portfolio(TM) (CHSMM)
13,880,750 shares (cost $13,880,751)	13,880,750
VP Balanced Fund - Class I (ACVB)
5,979,924 shares (cost $38,557,189)	37,673,524
VP Capital Appreciation Fund - Class I (ACVCA)
8,778 shares (cost $86,050)	124,121
VP Income & Growth Fund - Class I (ACVIG)
2,498,301 shares (cost $16,736,267)	15,114,718
VP Income & Growth Fund - Class II (ACVIG2)
972,317 shares (cost $6,767,085)	5,882,519
VP Inflation Protection Fund - Class II (ACVIP2)
16,602,192 shares (cost $175,450,214)	184,118,309
VP International Fund - Class I (ACVI)
3,203 shares (cost $22,126)	27,418
VP International Fund - Class III (ACVI3)
27 shares (cost $185)	235
VP Mid Cap Value Fund - Class I (ACVMV1)
479,012 shares (cost $5,407,421)	6,773,233
VP Mid Cap Value Fund - Class II (ACVMV2)
4,207,516 shares (cost $48,435,015)	59,494,272
VP Ultra(R) Fund - Class II (ACVU2)
1,092 shares (cost $7,510)	10,137
VP Value Fund - Class I (ACVV)
3,617 shares (cost $20,499)	21,194
VP Value Fund - Class II (ACVV2)
1,225 shares (cost $7,081)	7,178
VP Vista(SM) Fund - Class I (ACVVS1)
493 shares (cost $5,649)	8,050
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,287,551 shares (cost $60,047,235)	76,708,120
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,242,944 shares (cost $213,021,442)	244,568,134
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,678,309 shares (cost $107,155,756)	109,245,789
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,508,169 shares (cost $33,292,755)	45,094,254
Appreciation Portfolio - Initial Shares (DCAP)
783,257 shares (cost $26,422,830)	27,758,613
Appreciation Portfolio - Service Shares (DCAPS)
1,107,221 shares (cost $35,755,980)	39,007,379
Developing Leaders Portfolio - Service Shares (DVDLS)
64,758 shares (cost $1,885,542)	1,956,349
Growth and Income Portfolio - Initial Shares (DGI)
777,658 shares (cost $15,175,282)	15,366,525
Capital Appreciation Fund II - Service Shares (FCA2S)
357,816 shares (cost $2,119,351)	2,290,024
Quality Bond Fund II - Primary Shares (FQB)
1,115,099 shares (cost $12,014,942)	12,879,399
Quality Bond Fund II - Service Shares (FQBS)
4,431,648 shares (cost $48,057,996)	50,963,949
Contrafund Portfolio - Service Class 2 (FC2)
2,310 shares (cost $48,769)	54,264
Equity-Income Portfolio - Initial Class (FEIP)
20,035,639 shares (cost $447,435,927)	381,077,850
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,383,063 shares (cost $13,694,852)	13,540,185
High Income Portfolio - Initial Class (FHIP)
10,901,055 shares (cost $63,164,519)	60,718,876
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
11,815,441 shares (cost $163,693,938)	171,796,513
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
8,840 shares (cost $182,972)	211,095
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,064,172 shares (cost $85,545,115)	81,039,584
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,881,400 shares (cost $172,682,452)	147,776,244
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
517,737 shares (cost $5,022,640)	5,488,008
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
8,558,951 shares (cost $89,764,622)	90,382,522
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
907,665 shares (cost $8,705,483)	9,603,099
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
21,473,986 shares (cost $220,125,940)	226,550,556
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
660,583 shares (cost $6,244,394)	6,737,950
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,256,241 shares (cost $23,450,496)	22,968,535
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
3 shares (cost $54)	54
VIP Fund - Growth Portfolio - Initial Class (FGP)
10,167,207 shares (cost $323,229,967)	377,101,708
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,711,681 shares (cost $61,728,441)	62,852,913
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,522,593 shares (cost $23,302,032)	25,100,394
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,327,451 shares (cost $28,566,782)	29,628,449
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
33,717,965 shares (cost $412,388,317)	424,846,357
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,082,073 shares (cost $29,942,965)	35,189,013
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,246,041 shares (cost $240,615,317)	264,945,309
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,198,023 shares (cost $69,740,485)	70,400,839
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,003,011 shares (cost $39,814,962)	33,510,376
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
235,394 shares (cost $4,186,357)	3,912,246
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,653,218 shares (cost $62,821,004)	60,205,040
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
820,288 shares (cost $6,002,299)	7,964,993
Franklin Income Securities Fund - Class 2 (FTVIS2)
8,624,345 shares (cost $136,375,313)	127,812,799
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,835,469 shares (cost $68,021,754)	72,183,520
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
10,199,330 shares (cost $104,231,634)	165,739,117
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,175,649 shares (cost $31,743,006)	35,662,537
Templeton Foreign Securities Fund - Class 2 (TIF2)
371,911 shares (cost $5,053,652)	5,314,607
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,170,573 shares (cost $64,539,896)	87,868,964
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,309,967 shares (cost $91,687,595)	103,438,149
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,188,711 shares (cost $14,933,641)	16,874,961
Growth Portfolio - I Class Shares (AMTG)
1,314 shares (cost $18,831)	24,448
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Partners Portfolio - I Class Shares (AMTP)
4,484 shares (cost $43,888)	50,533
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
507,629 shares (cost $5,613,722)	6,223,526
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,176,893 shares (cost $32,163,950)	32,348,629
Balanced Fund/VA - Non-Service Shares (OVMS)
4,189,535 shares (cost $62,916,908)	48,053,961
Capital Appreciation Fund/VA - Service Class (OVCAFS)
49 shares (cost $1,867)	1,979
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,040 shares (cost $72,902)	82,319
Core Bond Fund/VA - Non-Service Shares (OVB)
5,206,541 shares (cost $55,371,770)	40,246,564
Global Securities Fund/VA - Class 3 (OVGS3)
2,136,302 shares (cost $62,956,057)	65,157,220
Global Securities Fund/VA - Class 4 (OVGS4)
2,378,398 shares (cost $74,060,145)	71,542,216
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,341,094 shares (cost $101,260,951)	131,535,135
Global Securities Fund/VA - Service Class (OVGSS)
341,826 shares (cost $9,328,909)	10,268,452
High Income Fund/VA - Class 3 (OVHI3)
260,298 shares (cost $517,322)	557,038
High Income Fund/VA - Class 4 (OVHI4)
3,501,385 shares (cost $6,438,524)	7,562,993
High Income Fund/VA - Non-Service Shares (OVHI)
23,267 shares (cost $173,569)	49,560
High Income Fund/VA - Service Class (OVHIS)
1,615,688 shares (cost $12,163,099)	3,457,573
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
620,940 shares (cost $12,874,635)	12,965,224
Main Street Fund(R)/VA - Service Class (OVGIS)
12,019,940 shares (cost $236,676,314)	248,932,957
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
230,342 shares (cost $3,075,292)	4,067,846
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,637,572 shares (cost $27,846,459)	46,157,507
MidCap Fund/VA - Non-Service Shares (OVAG)
211,529 shares (cost $9,969,071)	9,846,658
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
216,131 shares (cost $4,419,417)	3,507,803
Putnam VT International Equity Fund - IB Shares (PVTIGB)
53,146 shares (cost $784,797)	626,064
Putnam VT Voyager Fund - IB Shares (PVTVB)
103,419 shares (cost $3,156,754)	3,998,163
Diversified Stock Fund Class A Shares (VYDS)
53,860 shares (cost $489,069)	526,751
Blue Chip Growth Portfolio - II (TRBCG2)
340 shares (cost $3,560)	3,745
Equity Income Portfolio - II (TREI2)
276 shares (cost $5,098)	5,489
Health Sciences Portfolio - II (TRHS2)
218,473 shares (cost $2,870,156)	3,176,600
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
497,403 shares (cost $5,701,367)	5,983,758
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,021,165 shares (cost $11,895,394)	12,284,618
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,651,822 shares (cost $17,177,007)	23,340,239
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,696,025 shares (cost $24,640,095)	23,981,795
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,427,045 shares (cost $45,720,462)	53,771,040
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
904,801 shares (cost $23,043,024)	34,083,862
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
7,849,168 shares (cost $71,787,910)	77,797,814
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
5,310 shares (cost $24,964)	27,978
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,881 shares (cost $32,063)	40,017
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
18,450 shares (cost $251,354)	339,847
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
3,356,156 shares (cost $23,559,951)	27,017,059
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,081 shares (cost $9,367)	9,765
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
26,361 shares (cost $273,083)	274,422
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,583 shares (cost $48,842)	61,981

Total Investments	$26,665,645,347
Accounts Receivable - VP International Fund - Class III (ACVI3)	57
Accounts Payable	(118,850)

$26,665,526,554

Contract Owners’ Equity:
Accumulation units	26,656,927,762
Contracts in payout (annuitization) period (note 1f)	8,598,792

Total Contract Owners’ Equity (note 5)	$26,665,526,554

See accompanying notes to financial statements.

9

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3
Reinvested dividends	$335,727,159	4,392	-	98,696	132,078	24,638	895,596	1,510
Mortality and expense risk charges (note 2)	(375,497,849)	(1,970)	(4,751)	(134,886)	(17,719)	(17,540)	(843,706)	(20,597)

Net investment income (loss)	(39,770,690)	2,422	(4,751)	(36,190)	114,359	7,098	51,890	(19,087)

Realized gain (loss) on investments	(411,632,210)	(37,818)	(52,335)	41,929	393,524	8,620	248,062	(2,233)
Change in unrealized gain (loss) on investments	2,832,478,785	37,177	128,460	1,696,018	(300,617)	41,511	4,945,273	191,961

Net gain (loss) on investments	2,420,846,575	(641)	76,125	1,737,947	92,907	50,131	5,193,335	189,728

Reinvested capital gains	116,160,217	-	-	-	-	6,086	486,456	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,497,236,102	1,781	71,374	1,701,757	207,266	63,315	5,731,681	170,641

Investment Activity:	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$49,699	-	-	74,272	333,416	269,921	-	-
Mortality and expense risk charges (note 2)	(441,122)	(228)	(445)	(82,515)	(186,446)	(1,748,359)	(81,967)	(29,251)

Net investment income (loss)	(391,423)	(228)	(445)	(8,243)	146,970	(1,478,438)	(81,967)	(29,251)

Realized gain (loss) on investments	1,626,667	(11)	(143)	382,519	287,704	563,537	233,178	164,380
Change in unrealized gain (loss) on investments	2,749,412	6,643	19,111	841,739	415,208	7,307,648	1,355,173	299,684

Net gain (loss) on investments	4,376,079	6,632	18,968	1,224,258	702,912	7,871,185	1,588,351	464,064

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,984,656	6,404	18,523	1,216,015	849,882	6,392,747	1,506,384	434,813

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$1,002,331	46,903	35,734	5,071,897	-	120,000	1,242,675	175,438
Mortality and expense risk charges (note 2)	(2,637,116)	(124,354)	(198,552)	(6,542,888)	(59,679)	(27,493)	(397,273)	(56,421)

Net investment income (loss)	(1,634,785)	(77,451)	(162,818)	(1,470,991)	(59,679)	92,507	845,402	119,017

Realized gain (loss) on investments	(23,243,130)	1,087,912	196,227	(1,638,522)	11,359	(79,391)	(125,112)	(27,641)
Change in unrealized gain (loss) on investments	56,759,658	860,732	1,109,650	32,748,631	1,036,966	101,893	507,809	252,089

Net gain (loss) on investments	33,516,528	1,948,644	1,305,877	31,110,109	1,048,325	22,502	382,697	224,448

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,881,743	1,871,193	1,143,059	29,639,118	988,646	115,009	1,228,099	343,465

Investment Activity:	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

Reinvested dividends	$52,982	835	216	27,367	195,233	99,684	279,695	20,742,473
Mortality and expense risk charges (note 2)	(18,784)	(635)	(142)	(58,036)	(45,790)	(51,291)	(265,117)	(25,877,768)

Net investment income (loss)	34,198	200	74	(30,669)	149,443	48,393	14,578	(5,135,295)

Realized gain (loss) on investments	5,959	3,911	2,396	(110,405)	51,578	26,972	325,842	(313,653)
Change in unrealized gain (loss) on investments	63,280	7,685	211	494,316	(66,561)	1,045,072	3,426,235	192,526,853

Net gain (loss) on investments	69,239	11,596	2,607	383,911	(14,983)	1,072,044	3,752,077	192,213,200

Reinvested capital gains	-	-	-	-	80,474	136,535	410,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,437	11,796	2,681	353,242	214,934	1,256,972	4,177,293	187,077,905

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2
Reinvested dividends	$11,598,088	721,695	254,253	4,971,346	799,192	6,679,543	266	-
Mortality and expense risk charges (note 2)	(11,352,105)	(1,454,515)	(2,462,473)	(10,580,002)	(147,273)	(1,118,110)	(6,714)	(29,964)

Net investment income (loss)	245,983	(732,820)	(2,208,220)	(5,608,656)	651,919	5,561,433	(6,448)	(29,964)

Realized gain (loss) on investments	(2,237,351)	(1,266,938)	(2,860,535)	(6,507,905)	(500,730)	6,533,437	2,167	(13,047)
Change in unrealized gain (loss) on investments	24,268,332	11,859,553	31,280,307	79,624,930	889,712	(4,262,834)	73,524	288,441

Net gain (loss) on investments	22,030,981	10,592,615	28,419,772	73,117,025	388,982	2,270,603	75,691	275,394

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,276,964	9,859,795	26,211,552	67,508,369	1,040,901	7,832,036	69,243	245,430

Investment Activity:	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
Reinvested dividends	$25,788	-	2,258	24,452	399	301,937	164,917	21,858
Mortality and expense risk charges (note 2)	(503,737)	(851,822)	(1,601)	(14,111)	(507)	(426,663)	(285,132)	(29,574)

Net investment income (loss)	(477,949)	(851,822)	657	10,341	(108)	(124,726)	(120,215)	(7,716)

Realized gain (loss) on investments	(5,692,588)	(6,484,858)	(153,050)	(1,089,826)	5,082	(3,948,851)	1,279,970	(508,522)
Change in unrealized gain (loss) on investments	11,188,499	14,671,480	139,351	953,426	(1,698)	7,497,128	1,475,501	697,776

Net gain (loss) on investments	5,495,911	8,186,622	(13,699)	(136,400)	3,384	3,548,277	2,755,471	189,254

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,017,962	7,334,800	(13,042)	(126,059)	3,276	3,423,551	2,635,256	181,538

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$14,527	189,927	26,743	13,731	1,393,206	46,662	5,536,245	5,600,614
Mortality and expense risk charges (note 2)	(19,247)	(1,295,035)	(280,006)	(21,124)	(4,546,873)	(220,453)	(10,547,133)	(12,821,507)

Net investment income (loss)	(4,720)	(1,105,108)	(253,263)	(7,393)	(3,153,667)	(173,791)	(5,010,888)	(7,220,893)

Realized gain (loss) on investments	20,289	2,182,069	1,795,186	(76,499)	(10,821,321)	(61,849)	-	(1,058,755)
Change in unrealized gain (loss) on investments	195,256	3,233,777	(1,423,865)	407,623	58,521,859	843,954	65,214,174	115,236,041

Net gain (loss) on investments	215,545	5,415,846	371,321	331,124	47,700,538	782,105	65,214,174	114,177,286

Reinvested capital gains	-	8,019,402	1,483,066	-	-	1,545,023	-	38,876

Net increase (decrease) in contract owners’ equity resulting from operations	$210,825	12,330,140	1,601,124	323,731	44,546,871	2,153,337	60,203,286	106,995,269

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$3,400,204	6,328,813	1,267,136	2,669,846	69,433	4,291,983	544,176	1,413,269
Mortality and expense risk charges (note 2)	(4,460,060)	(12,108,640)	(3,598,773)	(4,135,320)	(36,395)	(3,645,017)	(340,180)	(1,869,778)

Net investment income (loss)	(1,059,856)	(5,779,827)	(2,331,637)	(1,465,474)	33,038	646,966	203,996	(456,509)

Realized gain (loss) on investments	2,738,635	(189,243)	(1,431,640)	(60,696)	115,093	4,919,162	501,432	(9,679,061)
Change in unrealized gain (loss) on investments	8,641,609	102,370,642	37,100,913	22,752,140	(13,961)	3,734,489	(215,740)	25,809,410

Net gain (loss) on investments	11,380,244	102,181,399	35,669,273	22,691,444	101,132	8,653,651	285,692	16,130,349

Reinvested capital gains	4,894,609	-	-	629,895	23,410	1,597,585	605,884	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,214,997	96,401,572	33,337,636	21,855,865	157,580	10,898,202	1,095,572	15,673,840

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6
Reinvested dividends	$1,693,739	2,241	6,974	15,890,446	210,565	3,223	13,847	38,460
Mortality and expense risk charges (note 2)	(4,515,024)	(3,237)	(8,501)	(9,024,000)	(451,452)	(6,355)	(18,981)	(80,862)

Net investment income (loss)	(2,821,285)	(996)	(1,527)	6,866,446	(240,887)	(3,132)	(5,134)	(42,402)

Realized gain (loss) on investments	(80,236,091)	(417,402)	208,774	12,947,598	964,925	(107,257)	(30,704)	(19,712)
Change in unrealized gain (loss) on investments	106,205,805	427,835	(174,814)	(16,894,962)	4,820,374	126,131	98,729	235,901

Net gain (loss) on investments	25,969,714	10,433	33,960	(3,947,364)	5,785,299	18,874	68,025	216,189

Reinvested capital gains	-	-	-	16,973,323	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,148,429	9,437	32,433	19,892,405	5,544,412	15,742	62,891	173,787

Investment Activity:	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$277,611	5,800,417	1,793,074	2,874,926	7,159,524	43,363,672	26,187,458	13,396,296
Mortality and expense risk charges (note 2)	(201,703)	(6,522,671)	(2,150,215)	(3,540,728)	(5,220,197)	(39,400,825)	(24,095,041)	(11,215,207)

Net investment income (loss)	75,908	(722,254)	(357,141)	(665,802)	1,939,327	3,962,847	2,092,417	2,181,089

Realized gain (loss) on investments	(1,535,452)	(28,332,215)	314,373	-	(1,083,406)	(5,445,074)	(23,249,284)	(1,137,506)
Change in unrealized gain (loss) on investments	2,350,871	68,312,440	14,957,141	32,879,135	12,559,582	201,544,115	168,825,643	40,907,646

Net gain (loss) on investments	815,419	39,980,225	15,271,514	32,879,135	11,476,176	196,099,041	145,576,359	39,770,140

Reinvested capital gains	-	-	439,463	666,586	881,635	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$891,327	39,257,971	15,353,836	32,879,919	14,297,138	200,061,888	147,668,776	41,951,229

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Reinvested dividends	$3,630	1,122,788	756	324,369	1,025,092	17,513	166,551	1,128,943
Mortality and expense risk charges (note 2)	(11,956)	(1,312,875)	(8,911,540)	(586,215)	(4,074,609)	(14,369)	(102,029)	(763,584)

Net investment income (loss)	(8,326)	(190,087)	(8,910,784)	(261,846)	(3,049,517)	3,144	64,522	365,359

Realized gain (loss) on investments	(1,063,613)	(2,003,839)	-	1,184,777	(12,445,712)	(82,171)	(1,215,017)	(531,169)
Change in unrealized gain (loss) on investments	1,188,044	21,773,133	-	4,159,962	42,786,867	111,040	1,453,894	3,409,451

Net gain (loss) on investments	124,431	19,769,294	-	5,344,739	30,341,155	28,869	238,877	2,878,282

Reinvested capital gains	-	101,280	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,105	19,680,487	(8,910,784)	5,082,893	27,291,638	32,013	303,399	3,243,641

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$5,583	-	19,270	206,891	-	-	4,181,447	-
Mortality and expense risk charges (note 2)	(118,449)	(2,664,124)	(34,421)	(616,332)	(2,593,143)	(2,759,734)	(5,207,896)	(73,557)

Net investment income (loss)	(112,866)	(2,664,124)	(15,151)	(409,441)	(2,593,143)	(2,759,734)	(1,026,449)	(73,557)

Realized gain (loss) on investments	383,728	20,125,584	(87,586)	1,416,626	5,405,112	(11,158,149)	(2,783,334)	(446,556)
Change in unrealized gain (loss) on investments	260,056	(8,950,436)	44,478	1,538,284	42,024,705	49,733,263	42,034,588	1,735,974

Net gain (loss) on investments	643,784	11,175,148	(43,108)	2,954,910	47,429,817	38,575,114	39,251,254	1,289,418

Reinvested capital gains	440,757	5,742,403	129,945	1,765,438	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	$971,675	14,253,427	71,686	4,310,907	44,836,674	35,815,380	52,162,785	1,215,861

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC
Reinvested dividends	$-	220,265	102,539	236,110	25,789	6,104,495	1,023,049	-
Mortality and expense risk charges (note 2)	(183,590)	(495,834)	(365,689)	(1,115,596)	(640,032)	(1,431,677)	(1,261,179)	(689)

Net investment income (loss)	(183,590)	(275,569)	(263,150)	(879,486)	(614,243)	4,672,818	(238,130)	(689)

Realized gain (loss) on investments	(1,095,952)	(2,652,184)	(4,865,702)	(7,211,594)	(3,986,958)	(1,231,851)	795,813	9,952
Change in unrealized gain (loss) on investments	3,840,433	11,264,017	10,430,506	25,989,387	13,852,684	3,774,161	(125,786)	(6,131)

Net gain (loss) on investments	2,744,481	8,611,833	5,564,804	18,777,793	9,865,726	2,542,310	670,027	3,821

Reinvested capital gains	-	-	-	-	-	-	141,285	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,560,891	8,336,264	5,301,654	17,898,307	9,251,483	7,215,128	573,182	3,132

Investment Activity:	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$-	-	-	-	-	19,981	17,285	5,027,866
Mortality and expense risk charges (note 2)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(339,333)	(331,193)	(4,830,451)

Net investment income (loss)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(319,352)	(313,908)	197,415

Realized gain (loss) on investments	(60,911)	1,214,804	2,044,593	(2,328,913)	(555,337)	22,550	613,954	23,326,986
Change in unrealized gain (loss) on investments	80,698	(1,134,325)	(1,591,794)	3,037,621	670,829	1,370,722	1,017,862	(44,174,253)

Net gain (loss) on investments	19,787	80,479	452,799	708,708	115,492	1,393,272	1,631,816	(20,847,267)

Reinvested capital gains	-	-	-	-	-	116,357	100,130	31,669,310

Net increase (decrease) in contract owners’ equity resulting from operations	$16,268	59,203	377,462	631,577	105,407	1,190,277	1,418,038	11,019,458

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2
Reinvested dividends	$1,610,887	1,259,701	998,299	11,807,050	180,026	2,929,522	29	36,807
Mortality and expense risk charges (note 2)	(2,179,963)	(886,957)	(898,514)	(4,206,334)	(207,708)	(3,233,337)	(151)	(120,228)

Net investment income (loss)	(569,076)	372,744	99,785	7,600,716	(27,682)	(303,815)	(122)	(83,421)

Realized gain (loss) on investments	(8,484,501)	3,034,529	2,312,063	(12,374,159)	238,768	638,544	717	(440,367)
Change in unrealized gain (loss) on investments	24,057,433	7,676,131	6,600,077	13,669,559	939,618	5,115,871	(175)	1,408,817

Net gain (loss) on investments	15,572,932	10,710,660	8,912,140	1,295,400	1,178,386	5,754,415	542	968,450

Reinvested capital gains	-	5,350,740	5,130,076	-	141,853	660,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,003,856	16,434,144	14,142,001	8,896,116	1,292,557	6,111,460	420	885,029

Investment Activity:	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	84,034	1,454	714,032	-	223,918	74,971
Mortality and expense risk charges (note 2)	(332,638)	(126,864)	(520,597)	(144,346)	(511,449)	(1,399)	(198,136)	(89,106)

Net investment income (loss)	(332,638)	(126,864)	(436,563)	(142,892)	202,583	(1,399)	25,782	(14,135)

Realized gain (loss) on investments	(2,174,243)	(910,604)	(11,190)	-	233,150	5,489	(625,517)	(338,254)
Change in unrealized gain (loss) on investments	5,734,180	1,849,385	7,556,809	-	3,209,906	23,507	2,361,543	1,029,127

Net gain (loss) on investments	3,559,937	938,781	7,545,619	-	3,443,056	28,996	1,736,026	690,873

Reinvested capital gains	-	-	-	5,376	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,227,299	811,917	7,109,056	(137,516)	3,645,639	27,597	1,761,808	676,738

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2
Reinvested dividends	$2,791,394	731	8	136,437	1,039,565	48	858,546	1,023,217
Mortality and expense risk charges (note 2)	(2,619,843)	(387)	(4)	(80,227)	(769,689)	(167)	(707,299)	(1,074,562)

Net investment income (loss)	171,551	344	4	56,210	269,876	(119)	151,247	(51,345)

Realized gain (loss) on investments	701,064	1,450	23	98,575	(25,351)	895	(15,631,317)	(13,226,299)
Change in unrealized gain (loss) on investments	4,545,535	984	2	802,531	7,656,068	593	20,600,805	19,807,264

Net gain (loss) on investments	5,246,599	2,434	25	901,106	7,630,717	1,488	4,969,488	6,580,965

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,418,150	2,778	29	957,316	7,900,593	1,369	5,120,735	6,529,620

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$-	-	276,821	4,277,296	1,524,338	380,719	551,493	463,780
Mortality and expense risk charges (note 2)	(101)	(1)	(898,639)	(3,195,980)	(1,445,078)	(572,581)	(336,321)	(441,716)

Net investment income (loss)	(101)	(1)	(621,818)	1,081,316	79,260	(191,862)	215,172	22,064

Realized gain (loss) on investments	564	(40)	(11,286,627)	6,057,062	(871,161)	(774,588)	(209,369)	(281,883)
Change in unrealized gain (loss) on investments	1,137	-	26,527,117	22,351,997	13,240,912	6,371,680	3,312,741	4,370,941

Net gain (loss) on investments	1,701	(40)	15,240,490	28,409,059	12,369,751	5,597,092	3,103,372	4,089,058

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,600	(41)	14,618,672	29,490,375	12,449,011	5,405,230	3,318,544	4,111,122

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2
Reinvested dividends	$9,480	170,893	13,291	15,757	195,276	653,025	2,597,070	112,912
Mortality and expense risk charges (note 2)	(19,751)	(191,215)	(33,172)	(2,759)	(18,714)	(177,619)	(865,066)	(3,281,212)

Net investment income (loss)	(10,271)	(20,322)	(19,881)	12,998	176,562	475,406	1,732,004	(3,168,300)

Realized gain (loss) on investments	(246,444)	197,362	38,153	(376,860)	(378,818)	133,379	102,628	(69,631,655)
Change in unrealized gain (loss) on investments	651,736	2,119,622	191,867	395,018	259,775	295,834	1,639,326	100,383,820

Net gain (loss) on investments	405,292	2,316,984	230,020	18,158	(119,043)	429,213	1,741,954	30,752,165

Reinvested capital gains	-	-	-	-	-	-	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	$395,021	2,296,662	210,139	31,156	57,519	904,619	3,473,958	27,583,888

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S
Reinvested dividends	$6,530,344	36,196	4,548,265	2,792,421	182,016	258,082	2,170,639	107,585
Mortality and expense risk charges (note 2)	(4,979,441)	(205,208)	(839,612)	(2,242,095)	(4,495,812)	(1,112,941)	(1,976,880)	(70,782)

Net investment income (loss)	1,550,903	(169,012)	3,708,653	550,326	(4,313,796)	(854,859)	193,759	36,803

Realized gain (loss) on investments	(20,414,460)	(1,182,072)	(1,264,493)	(3,423,574)	(18,555,775)	(6,920,480)	(2,745,307)	(278,312)
Change in unrealized gain (loss) on investments	65,912,237	4,154,865	4,797,748	22,330,240	68,716,596	18,950,653	19,212,224	741,465

Net gain (loss) on investments	45,497,777	2,972,793	3,533,255	18,906,666	50,160,821	12,030,173	16,466,917	463,153

Reinvested capital gains	-	-	-	839,890	97	-	-	98,549

Net increase (decrease) in contract owners’ equity resulting from operations	$47,048,680	2,803,781	7,241,908	20,296,882	45,847,122	11,175,314	16,660,676	598,505

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
Reinvested dividends	$1,675,740	189,814	4,258,903	119,246	383,943	-	936,132	16,421
Mortality and expense risk charges (note 2)	(1,223,390)	(108,832)	(2,503,058)	(74,387)	(353,530)	(175,200)	(4,602,488)	(755,515)

Net investment income (loss)	452,350	80,982	1,755,845	44,859	30,413	(175,200)	(3,666,356)	(739,094)

Realized gain (loss) on investments	(494,859)	(430,284)	(207,823)	(482,715)	(678,649)	2,696,753	(15,781,781)	(1,666,959)
Change in unrealized gain (loss) on investments	6,309,170	1,325,951	18,687,982	1,171,591	3,123,165	322,636	89,947,399	12,467,308

Net gain (loss) on investments	5,814,311	895,667	18,480,159	688,876	2,444,516	3,019,389	74,165,618	10,800,349

Reinvested capital gains	1,466,028	68,157	1,435,518	45,140	156,478	-	1,155,600	176,958

Net increase (decrease) in contract owners’ equity resulting from operations	$7,732,689	1,044,806	21,671,522	778,875	2,631,407	2,844,189	71,654,862	10,238,213

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2
Reinvested dividends	$1,903,596	1,041,550	14,312,860	80,504	285,989	914,209	437,645	42,219
Mortality and expense risk charges (note 2)	(311,330)	(420,073)	(8,892,884)	(341,332)	(3,464,198)	(889,681)	(421,100)	(52,457)

Net investment income (loss)	1,592,266	621,477	5,419,976	(260,828)	(3,178,209)	24,528	16,545	(10,238)

Realized gain (loss) on investments	3,777,050	491,823	10,522,262	(739,010)	(3,955,894)	368,813	(360,401)	(35,698)
Change in unrealized gain (loss) on investments	(2,761,427)	467,549	9,738,715	7,173,888	58,356,537	6,620,606	3,609,263	435,592

Net gain (loss) on investments	1,015,623	959,372	20,260,977	6,434,878	54,400,643	6,989,419	3,248,862	399,894

Reinvested capital gains	-	325,830	4,715,302	87,760	710,996	124,665	59,679	6,998

Net increase (decrease) in contract owners’ equity resulting from operations	$2,607,889	1,906,679	30,396,255	6,261,810	51,933,430	7,138,612	3,325,086	396,654

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$662,793	31,618	7,697,887	1,102,792	1,461,790	531,915	97,800	1,407,439
Mortality and expense risk charges (note 2)	(818,081)	(99,649)	(1,791,374)	(1,109,992)	(3,030,576)	(514,601)	(77,310)	(1,379,488)

Net investment income (loss)	(155,288)	(68,031)	5,906,513	(7,200)	(1,568,786)	17,314	20,490	27,951

Realized gain (loss) on investments	(5,340,828)	(1,245,208)	(2,825,865)	(274,493)	6,312,921	(5,077,579)	23,162	(2,834,134)
Change in unrealized gain (loss) on investments	11,614,533	2,827,530	9,287,109	11,999,565	32,414,932	9,737,861	280,684	8,258,267

Net gain (loss) on investments	6,273,705	1,582,322	6,461,244	11,725,072	38,727,853	4,660,282	303,846	5,424,133

Reinvested capital gains	107,480	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,225,897	1,514,291	12,367,757	11,717,872	37,159,067	4,677,596	324,336	5,452,084

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$1,195,149	340,623	-	-	316	-	10,188	700,445
Mortality and expense risk charges (note 2)	(1,305,210)	(238,650)	(232)	(3)	(453)	(62,280)	(420,002)	(651,507)

Net investment income (loss)	(110,061)	101,973	(232)	(3)	(137)	(62,280)	(409,814)	48,938

Realized gain (loss) on investments	873,615	356,290	17,863	(95)	452	(728,803)	(1,214,608)	(3,653,058)
Change in unrealized gain (loss) on investments	9,212,709	992,127	(7,856)	(1)	6,082	1,375,485	7,053,405	8,793,270

Net gain (loss) on investments	10,086,324	1,348,417	10,007	(96)	6,534	646,682	5,838,797	5,140,212

Reinvested capital gains	217,667	1,277	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,193,930	1,451,667	9,775	(99)	6,397	584,402	5,428,983	5,189,150

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3
Reinvested dividends	$-	79,269	786,413	918,802	805,347	1,880,962	136,139	31,310
Mortality and expense risk charges (note 2)	(544,386)	(537,277)	(566,832)	(833,722)	(967,912)	(1,720,345)	(151,398)	(8,311)

Net investment income (loss)	(544,386)	(458,008)	219,581	85,080	(162,565)	160,617	(15,259)	22,999

Realized gain (loss) on investments	2,014,524	5,202,460	(3,620,686)	556,222	(1,000,580)	8,201,720	144,851	90,896
Change in unrealized gain (loss) on investments	541,792	(2,127,409)	7,422,046	7,723,897	9,908,518	8,742,885	1,187,915	(24,700)

Net gain (loss) on investments	2,556,316	3,075,051	3,801,360	8,280,119	8,907,938	16,944,605	1,332,766	66,196

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,011,930	2,617,043	4,020,941	8,365,199	8,745,373	17,105,222	1,317,507	89,195

Investment Activity:	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$385,840	2,839	214,215	148,893	2,828,419	29,078	152,212	-
Mortality and expense risk charges (note 2)	(110,862)	(593)	(52,971)	(172,326)	(5,267,460)	(53,707)	(602,145)	(110,071)

Net investment income (loss)	274,978	2,246	161,244	(23,433)	(2,439,041)	(24,629)	(449,933)	(110,071)

Realized gain (loss) on investments	804,994	(4,627)	(2,094,904)	(87,059)	(42,293,327)	385,397	1,139,444	(242,080)
Change in unrealized gain (loss) on investments	(217,501)	8,272	2,350,135	1,818,433	79,731,748	405,776	7,061,131	2,324,724

Net gain (loss) on investments	587,493	3,645	255,231	1,731,374	37,438,421	791,173	8,200,575	2,082,644

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$862,471	5,891	416,475	1,707,941	34,999,380	766,544	7,750,642	1,972,573

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2
Reinvested dividends	$56,225	22,845	45,058	3,674	-	892,439	-	3
Mortality and expense risk charges (note 2)	(55,958)	(9,253)	(56,268)	(6,983)	(570,283)	(1,095,991)	(14,972)	(1)

Net investment income (loss)	267	13,592	(11,210)	(3,309)	(570,283)	(203,552)	(14,972)	2

Realized gain (loss) on investments	(531,838)	(25,323)	175,040	(25,447)	6,828,427	(6,757,262)	(4,892)	-
Change in unrealized gain (loss) on investments	925,398	58,937	433,795	77,984	(1,858,084)	14,634,695	306,444	-

Net gain (loss) on investments	393,560	33,614	608,835	52,537	4,970,343	7,877,433	301,552	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$393,827	47,206	597,625	49,228	4,400,060	7,673,881	286,580	2

Investment Activity:	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP
Reinvested dividends	$234,216	471,277	120,224	131,618	108,870	118,103	589,792	-
Mortality and expense risk charges (note 2)	(85,399)	(172,160)	(258,382)	(290,734)	(469,271)	(405,070)	(887,188)	(37)

Net investment income (loss)	148,817	299,117	(138,158)	(159,116)	(360,401)	(286,967)	(297,396)	(37)

Realized gain (loss) on investments	(33,954)	(119,580)	(1,653,517)	(1,847,822)	(481,359)	3,549,813	1,312,225	2
Change in unrealized gain (loss) on investments	190,809	428,734	6,149,883	7,028,655	11,218,034	4,258,555	4,373,525	3,014

Net gain (loss) on investments	156,855	309,154	4,496,366	5,180,833	10,736,675	7,808,368	5,685,750	3,016

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$305,672	608,271	4,358,208	5,021,717	10,376,274	7,521,401	5,388,354	2,979

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$-	760	32	2,201	-	142	9,168	-
Mortality and expense risk charges (note 2)	(465)	(1,067)	(1,378)	(4,060)	(341,943)	(105)	(3,395)	(576)

Net investment income (loss)	(465)	(307)	(1,346)	(1,859)	(341,943)	37	5,773	(576)

Realized gain (loss) on investments	9,707	(7,407)	-	15,502	1,582,023	(317)	235	2,697
Change in unrealized gain (loss) on investments	1,944	(2,793)	-	51,989	2,464,303	1,821	1,419	13,139

Net gain (loss) on investments	11,651	(10,200)	-	67,491	4,046,326	1,504	1,654	15,836

Reinvested capital gains	-	-	-	-	-	-	7,389	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,186	(10,507)	(1,346)	65,632	3,704,383	1,541	14,816	15,260

See accompanying notes to financial statements.

24

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		ALBS		ALMCS		AFGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(39,770,690)	49,602,881	2,422	3,700	(4,751)	(3,645)	(36,190)	(43,108)
Realized gain (loss) on investments	(411,632,210)	(1,638,769,490)	(37,818)	(12,724)	(52,335)	(45,009)	41,929	(359,600)
Change in unrealized gain (loss) on investments	2,832,478,785	5,024,146,648	37,177	57,489	128,460	187,323	1,696,018	3,503,727
Reinvested capital gains	116,160,217	266,022,593	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,497,236,102	3,701,002,632	1,781	48,465	71,374	138,669	1,701,757	3,101,019

Equity transactions:
Purchase payments received from contract owners (note 3)	4,997,174,244	3,692,844,513	-	-	-	-	25,162	25,996
Transfers between funds	-	-	(221,780)	7,072	(1,329)	31,665	(248,274)	(166,604)
Redemptions (note 3)	(2,213,555,252)	(1,877,272,449)	(301)	(8,320)	(50,237)	(5,564)	(782,185)	(1,525,292)
Annuity benefits	(1,798,113)	(1,682,121)	-	-	-	-	(574)	(472)
Contract maintenance charges (note 2)	(64,398,005)	(34,430,609)	(5)	(8)	(5)	(39)	(4,025)	(4,634)
Contingent deferred sales charges (note 2)	(19,999,120)	(17,198,031)	-	-	-	-	(242)	(2,515)
Adjustments to maintain reserves	(413,602)	1,535,292	(1)	(7)	(1)	(10)	216	268

Net equity transactions	2,697,010,152	1,763,796,595	(222,087)	(1,263)	(51,572)	26,052	(1,009,922)	(1,673,253)

Net change in contract owners’ equity	5,194,246,254	5,464,799,227	(220,306)	47,202	19,802	164,721	691,835	1,427,766
Contract owners’ equity beginning of period	21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

Contract owners’ equity end of period	$26,665,526,554	21,471,280,300	-	220,306	452,475	432,673	10,981,996	10,290,161

CHANGES IN UNITS:
Beginning units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887
Units purchased	980,997,336	888,311,585	57	2,396	192	5,759	372	496
Units redeemed	(639,721,804)	(574,564,175)	(18,768)	(2,401)	(4,394)	(2,901)	(14,675)	(29,901)

Ending units	2,109,588,057	1,768,312,525	-	18,711	34,119	38,321	142,179	156,482

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AFHY		AFGC		MLVGA3		CSIEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,359	95,253	7,098	18,930	51,890	226,145	(19,087)	(1,233)
Realized gain (loss) on investments	393,524	1,167	8,620	1,011	248,062	19,518	(2,233)	52
Change in unrealized gain (loss) on investments	(300,617)	393,367	41,511	(10,779)	4,945,273	1,054,267	191,961	18,325
Reinvested capital gains	-	-	6,086	12,897	486,456	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	207,266	489,787	63,315	22,059	5,731,681	1,299,930	170,641	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	5,459	2,123	52,886	27,290,593	14,104,617	11,823	1
Transfers between funds	(71,163)	652	(75,000)	(38,207)	29,232,318	13,167,385	671,944	1,677,185
Redemptions (note 3)	(88,161)	(61,209)	(125,074)	(199,930)	(4,853,439)	(386,948)	(285,984)	(11,760)
Annuity benefits	(1,298)	(1,070)	(239)	(237)	-	-	(3,139)	-
Contract maintenance charges (note 2)	(732)	(694)	(834)	(1,052)	(3,714)	(643)	(1,386)	(49)
Contingent deferred sales charges (note 2)	-	-	-	-	(20,176)	(537)	(63)	(3)
Adjustments to maintain reserves	454	636	79	74	(3,333)	(143)	30,749	(38,075)

Net equity transactions	(156,918)	(56,226)	(198,945)	(186,466)	51,642,249	26,883,731	423,944	1,627,299

Net change in contract owners’ equity	50,348	433,561	(135,630)	(164,407)	57,373,930	28,183,661	594,585	1,644,443
Contract owners’ equity beginning of period	1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

Contract owners’ equity end of period	$1,786,167	1,735,819	1,220,068	1,355,698	85,557,591	28,183,661	2,239,028	1,644,443

CHANGES IN UNITS:
Beginning units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-
Units purchased	106,319	50,187	65	2,683	5,247,675	2,409,651	88,599	162,407
Units redeemed	(110,274)	(51,517)	(5,986)	(8,529)	(1,014,336)	(70,883)	(53,624)	(1,177)

Ending units	37,078	41,033	36,578	42,499	6,572,107	2,338,768	196,205	161,230

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WSCP		HVIE		HVSIT		JPMMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(391,423)	(56,409)	(228)	-	(445)	-	(8,243)	(52,350)
Realized gain (loss) on investments	1,626,667	335,321	(11)	-	(143)	-	382,519	120,458
Change in unrealized gain (loss) on investments	2,749,412	6,359,410	6,643	-	19,111	-	841,739	1,385,216
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,984,656	6,638,322	6,404	-	18,523	-	1,216,015	1,453,324

Equity transactions:
Purchase payments received from contract owners (note 3)	680,575	654,609	237,893	-	429,339	-	44,798	16,373
Transfers between funds	(973,119)	(1,219,878)	18,214	-	67,835	-	11,044	5,141,431
Redemptions (note 3)	(5,014,258)	(4,438,788)	-	-	(93)	-	(693,178)	(534,065)
Annuity benefits	(2,866)	(2,226)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,508)	(25,375)	-	-	(2)	-	(2,630)	(1,921)
Contingent deferred sales charges (note 2)	(7,382)	(14,104)	-	-	-	-	(595)	(1,610)
Adjustments to maintain reserves	(812)	(1,326)	2	-	(7)	-	599	682

Net equity transactions	(5,340,370)	(5,047,088)	256,109	-	497,072	-	(639,962)	4,620,890

Net change in contract owners’ equity	(1,355,714)	1,591,234	262,513	-	515,595	-	576,053	6,074,214
Contract owners’ equity beginning of period	34,965,344	33,374,110	-	-	-	-	6,074,214	-

Contract owners’ equity end of period	$33,609,630	34,965,344	262,513	-	515,595	-	6,650,267	6,074,214

CHANGES IN UNITS:
Beginning units	2,532,513	2,973,366	-	-	-	-	515,602	-
Units purchased	55,803	85,441	25,794	-	45,699	-	69,951	607,494
Units redeemed	(432,580)	(526,294)	(334)	-	(14)	-	(122,195)	(91,892)

Ending units	2,155,736	2,532,513	25,460	-	45,685	-	463,358	515,602

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JABS		JACAS		JAGTS2		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$146,970	161,806	(1,478,438)	(1,322,453)	(81,967)	(51,931)	(29,251)	(26,821)
Realized gain (loss) on investments	287,704	98,845	563,537	1,346,294	233,178	77,619	164,380	3,692
Change in unrealized gain (loss) on investments	415,208	1,901,259	7,307,648	30,329,801	1,355,173	1,695,971	299,684	901,951
Reinvested capital gains	-	444,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	849,882	2,605,921	6,392,747	30,353,642	1,506,384	1,721,659	434,813	878,822

Equity transactions:
Purchase payments received from contract owners (note 3)	208,800	90,629	24,392,579	17,346,363	1,091,499	102,217	-	-
Transfers between funds	182,789	1,268,903	(326,944)	6,936,783	3,301,854	1,196,390	(65,143)	(50,583)
Redemptions (note 3)	(1,869,065)	(979,595)	(11,213,552)	(8,372,768)	(586,665)	(583,035)	(526,666)	(159,089)
Annuity benefits	-	-	-	(686)	-	-	(407)	(318)
Contract maintenance charges (note 2)	(1,091)	(1,332)	(179,548)	(76,618)	(2,406)	(2,286)	(1,977)	(2,065)
Contingent deferred sales charges (note 2)	(8,647)	(15,404)	(85,264)	(74,858)	(2,548)	(2,637)	(344)	(286)
Adjustments to maintain reserves	213	(309)	(7,788)	(2,861)	(191)	(78)	(14)	(148)

Net equity transactions	(1,487,001)	362,892	12,579,483	15,755,355	3,801,543	710,571	(594,551)	(212,489)

Net change in contract owners’ equity	(637,119)	2,968,813	18,972,230	46,108,997	5,307,927	2,432,230	(159,738)	666,333
Contract owners’ equity beginning of period	13,598,156	10,629,343	108,890,102	62,781,105	5,164,464	2,732,234	2,371,177	1,704,844

Contract owners’ equity end of period	$12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464	2,211,439	2,371,177

CHANGES IN UNITS:
Beginning units	876,368	848,549	7,958,375	6,759,021	417,666	342,194	566,071	628,439
Units purchased	196,612	158,019	3,163,870	4,021,501	598,210	218,356	-	-
Units redeemed	(291,095)	(130,200)	(2,593,828)	(2,822,147)	(250,320)	(142,884)	(136,468)	(62,368)

Ending units	781,885	876,368	8,528,417	7,958,375	765,556	417,666	429,603	566,071

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		JAIGS		MIGSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(14,809)	(1,634,785)	(1,725,699)	(77,451)	(78,437)	(162,818)	(142,819)
Realized gain (loss) on investments	-	(1,782,822)	(23,243,130)	(13,207,264)	1,087,912	520,950	196,227	(264,896)
Change in unrealized gain (loss) on investments	-	2,118,307	56,759,658	94,042,772	860,732	3,836,579	1,109,650	4,149,861
Reinvested capital gains	-	-	-	4,306,852	-	235,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	320,676	31,881,743	83,416,661	1,871,193	4,514,968	1,143,059	3,742,146

Equity transactions:
Purchase payments received from contract owners (note 3)	(116)	47,451	10,998,350	8,676,868	(10)	1	159,901	188,142
Transfers between funds	110	(3,655,957)	(54,480,174)	3,456,988	(261,775)	(565,795)	(866,921)	(718,949)
Redemptions (note 3)	6	(305,303)	(17,021,268)	(14,062,429)	(1,848,999)	(809,687)	(1,754,225)	(1,387,814)
Annuity benefits	-	-	(10,542)	(7,349)	-	-	-	-
Contract maintenance charges (note 2)	-	(4,832)	(163,405)	(310,406)	(4,943)	(4,857)	(1,258)	(1,353)
Contingent deferred sales charges (note 2)	-	(6,798)	(138,130)	(136,077)	(2,519)	(2,332)	(16,968)	(17,783)
Adjustments to maintain reserves	-	(38)	1,825	76,341	(46)	(431)	(207)	(35)

Net equity transactions	-	(3,925,477)	(60,813,344)	(2,306,064)	(2,118,292)	(1,383,101)	(2,479,678)	(1,937,792)

Net change in contract owners’ equity	-	(3,604,801)	(28,931,601)	81,110,597	(247,099)	3,131,867	(1,336,619)	1,804,354
Contract owners’ equity beginning of period	-	3,604,801	194,437,248	113,326,651	9,534,039	6,402,172	13,426,951	11,622,597

Contract owners’ equity end of period	$-	-	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

CHANGES IN UNITS:
Beginning units	-	333,684	8,647,430	8,802,005	602,788	711,183	996,255	1,184,843
Units purchased	-	42,163	2,310,524	3,164,155	6,413	4,011	84,921	79,443
Units redeemed	-	(375,847)	(5,033,132)	(3,318,730)	(138,415)	(112,406)	(271,751)	(268,031)

Ending units	-	-	5,924,822	8,647,430	470,786	602,788	809,425	996,255

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,470,991)	(1,623,011)	(59,679)	-	92,507	202,344	845,402	11,170,625
Realized gain (loss) on investments	(1,638,522)	(6,438,115)	11,359	-	(79,391)	(321,844)	(125,112)	(36,883,147)
Change in unrealized gain (loss) on investments	32,748,631	77,682,129	1,036,966	-	101,893	310,295	507,809	32,378,594
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,639,118	69,621,003	988,646	-	115,009	190,795	1,228,099	6,666,072

Equity transactions:
Purchase payments received from contract owners (note 3)	29,890,254	20,597,621	7,924,615	-	33,644	126,119	476,070	2,620,763
Transfers between funds	(31,204,677)	193,679,815	6,267,926	-	(58,424)	(815,884)	(933,517)	(192,753,077)
Redemptions (note 3)	(26,173,318)	(16,296,041)	(138,260)	-	(177,304)	(430,071)	(2,271,970)	(6,736,700)
Annuity benefits	(4,971)	(1,807)	-	-	-	-	(7,023)	(484)
Contract maintenance charges (note 2)	(1,195,715)	(872,738)	(5,135)	-	(564)	(850)	(23,660)	(256,029)
Contingent deferred sales charges (note 2)	(350,202)	(246,961)	(865)	-	(311)	(1,024)	(31,566)	(90,086)
Adjustments to maintain reserves	5,360	1,246,895	(2,123)	-	(77)	808	201	178,618

Net equity transactions	(29,033,269)	198,106,784	14,046,158	-	(203,036)	(1,120,902)	(2,791,465)	(197,036,995)

Net change in contract owners’ equity	605,849	267,727,787	15,034,804	-	(88,027)	(930,107)	(1,563,366)	(190,370,923)
Contract owners’ equity beginning of period	339,409,689	71,681,902	-	-	2,069,531	2,999,638	24,506,017	214,876,940

Contract owners’ equity end of period	$340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

CHANGES IN UNITS:
Beginning units	22,272,897	5,622,918	-	-	199,374	312,617	2,319,135	22,132,369
Units purchased	7,522,139	19,970,632	1,486,644	-	31,877	88,322	221,242	873,668
Units redeemed	(9,366,024)	(3,320,653)	(85,964)	-	(50,631)	(201,565)	(479,811)	(20,686,902)

Ending units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSEMB		MSVRE		MSVREB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$119,017	289,584	34,198	82,894	200	1,251,954	74	737,229
Realized gain (loss) on investments	(27,641)	(117,690)	5,959	(89,704)	3,911	(66,930,523)	2,396	(57,817,100)
Change in unrealized gain (loss) on investments	252,089	914,507	63,280	320,524	7,685	68,126,489	211	58,458,616
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,465	1,086,401	103,437	313,714	11,796	2,447,920	2,681	1,378,745

Equity transactions:
Purchase payments received from contract owners (note 3)	(25)	-	-	-	(9,869)	745,024	(563)	588,205
Transfers between funds	(139,966)	(304,590)	(59,252)	(69,763)	9,430	(56,957,139)	646	(41,945,950)
Redemptions (note 3)	(627,810)	(627,664)	(258,404)	(211,428)	13,525	(5,271,515)	(73)	(2,760,743)
Annuity benefits	-	-	-	-	(5,153)	(7,927)	(7,601)	(5,442)
Contract maintenance charges (note 2)	(2,700)	(3,207)	(255)	(306)	-	(21,019)	(11)	(4,594)
Contingent deferred sales charges (note 2)	(170)	(1,009)	(1,061)	(4,280)	57	(14,348)	-	(46,447)
Adjustments to maintain reserves	(142)	(32)	(41)	(115)	(3,387)	3,444	63	(4,040)

Net equity transactions	(770,813)	(936,502)	(319,013)	(285,892)	4,603	(61,523,480)	(7,539)	(44,179,011)

Net change in contract owners’ equity	(427,348)	149,899	(215,576)	27,822	16,399	(59,075,560)	(4,858)	(42,800,266)
Contract owners’ equity beginning of period	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832	13,655	42,813,921

Contract owners’ equity end of period	$4,003,378	4,430,726	1,129,707	1,345,283	57,671	41,272	8,797	13,655

CHANGES IN UNITS:
Beginning units	206,910	256,891	72,537	91,031	-	2,056,027	27	3,061,013
Units purchased	-	3	3,830	-	660	113,849	2	313,220
Units redeemed	(34,268)	(49,984)	(20,176)	(18,494)	(348)	(2,169,876)	(2)	(3,374,206)

Ending units	172,642	206,910	56,191	72,537	312	-	27	27

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VFMG2		NVAGF3		NVAMV1		NVAMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,669)	(64,372)	149,443	49,768	48,393	184	14,578	3,691
Realized gain (loss) on investments	(110,405)	(880,284)	51,578	12,227	26,972	394	325,842	10,546
Change in unrealized gain (loss) on investments	494,316	1,768,219	(66,561)	(34,308)	1,045,072	324	3,426,235	217,163
Reinvested capital gains	-	25,226	80,474	7,662	136,535	2,329	410,638	157,670

Net increase (decrease) in contract owners’ equity resulting from operations	353,242	848,789	214,934	35,349	1,256,972	3,231	4,177,293	389,070

Equity transactions:
Purchase payments received from contract owners (note 3)	26,108	9,543	819,543	737,506	142,525	797	8,174,041	3,179,594
Transfers between funds	(250,360)	(961,621)	921,343	1,002,127	63,935,817	65,674	143,680,798	791,681
Redemptions (note 3)	(600,880)	(432,753)	(233,252)	(14,581)	(607,916)	-	(793,867)	(21,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,677)	(1,699)	(245)	(27)	(1,550)	(7)	(51,957)	(1,127)
Contingent deferred sales charges (note 2)	(7,392)	(6,666)	(1,228)	(123)	(1,197)	-	(12,305)	(379)
Adjustments to maintain reserves	300	(2,743)	42	(57)	525	4	(30,804)	(52)

Net equity transactions	(833,901)	(1,395,939)	1,506,203	1,724,845	63,468,204	66,468	150,965,906	3,948,457

Net change in contract owners’ equity	(480,659)	(547,150)	1,721,137	1,760,194	64,725,176	69,699	155,143,199	4,337,527
Contract owners’ equity beginning of period	4,554,149	5,101,299	1,760,194	-	69,699	-	4,337,527	-

Contract owners’ equity end of period	$4,073,490	4,554,149	3,481,331	1,760,194	64,794,875	69,699	159,480,726	4,337,527

CHANGES IN UNITS:
Beginning units	407,960	567,913	155,699	-	5,595	-	349,190	-
Units purchased	8,258	10,470	240,763	171,252	4,737,018	5,917	11,482,377	369,575
Units redeemed	(81,247)	(170,423)	(107,899)	(15,553)	(96,778)	(322)	(302,298)	(20,385)

Ending units	334,971	407,960	288,563	155,699	4,645,835	5,595	11,529,269	349,190

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,135,295)	(14,372,663)	245,983	(5,947,980)	(732,820)	(1,012,227)	(2,208,220)	(1,734,567)
Realized gain (loss) on investments	(313,653)	(967,861)	(2,237,351)	(5,520,833)	(1,266,938)	(2,346,433)	(2,860,535)	(14,738,005)
Change in unrealized gain (loss) on investments	192,526,853	183,848,906	24,268,332	48,539,026	11,859,553	20,478,116	31,280,307	37,729,828
Reinvested capital gains	-	23,952,905	-	133,572	-	5,145,844	-	13,208,018

Net increase (decrease) in contract owners’ equity resulting from operations	187,077,905	192,461,287	22,276,964	37,203,785	9,859,795	22,265,300	26,211,552	34,465,274

Equity transactions:
Purchase payments received from contract owners (note 3)	712,887,949	492,950,710	225,685,723	173,717,962	22,090,984	15,317,189	32,202,433	26,497,378
Transfers between funds	41,057,714	9,346,514	32,314,699	20,338,341	42,501	5,452,070	2,290,735	(8,236,059)
Redemptions (note 3)	(62,031,108)	(34,651,835)	(27,849,860)	(16,049,975)	(8,075,407)	(5,262,339)	(10,854,285)	(8,889,548)
Annuity benefits	(2,624)	(2,334)	(433)	(210)	(3,275)	(1,174)	(4,490)	(187)
Contract maintenance charges (note 2)	(8,768,810)	(3,734,141)	(2,393,084)	(754,523)	(179,966)	(82,671)	(287,264)	(136,267)
Contingent deferred sales charges (note 2)	(1,150,427)	(515,423)	(527,216)	(282,812)	(65,682)	(49,079)	(117,620)	(101,955)
Adjustments to maintain reserves	(99,745)	27,605	(538)	21,238	(2,592)	6,556	(3,004)	(100,589)

Net equity transactions	681,892,949	463,421,096	227,229,291	176,990,021	13,806,563	15,380,552	23,226,505	9,032,773

Net change in contract owners’ equity	868,970,854	655,882,383	249,506,255	214,193,806	23,666,358	37,645,852	49,438,057	43,498,047
Contract owners’ equity beginning of period	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236	142,385,263	98,887,216

Contract owners’ equity end of period	$2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

CHANGES IN UNITS:
Beginning units	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825	16,804,221	15,955,035
Units purchased	86,762,477	67,596,456	30,066,490	25,075,596	3,579,513	3,855,621	6,191,345	6,604,527
Units redeemed	(13,836,859)	(10,255,334)	(9,020,155)	(7,313,781)	(2,219,490)	(2,131,691)	(3,550,474)	(5,755,341)

Ending units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF		HIBF3		GEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,608,656)	(6,898,859)	651,919	743,227	5,561,433	4,190,567	(6,448)	(306)
Realized gain (loss) on investments	(6,507,905)	(12,387,580)	(500,730)	(868,839)	6,533,437	(6,795,418)	2,167	(13,506)
Change in unrealized gain (loss) on investments	79,624,930	111,016,457	889,712	3,419,998	(4,262,834)	20,803,406	73,524	249,347
Reinvested capital gains	-	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,508,369	101,632,878	1,040,901	3,294,386	7,832,036	18,198,555	69,243	235,535

Equity transactions:
Purchase payments received from contract owners (note 3)	226,129,891	170,711,985	321	48	6,045,233	4,738,785	-	-
Transfers between funds	29,689,031	7,220,754	(693,079)	(704,785)	18,998,335	23,732,554	(45,611)	(39,904)
Redemptions (note 3)	(22,926,591)	(12,195,578)	(1,611,951)	(956,679)	(7,998,866)	(5,978,036)	(136,754)	(82,113)
Annuity benefits	(2,415)	(1,682)	(282)	(260)	(9,410)	(7,798)	(632)	(922)
Contract maintenance charges (note 2)	(2,282,780)	(695,470)	(1,336)	(1,435)	(6,615)	(5,007)	(199)	(259)
Contingent deferred sales charges (note 2)	(475,706)	(261,313)	(12,396)	(19,299)	(62,432)	(73,686)	(46)	(255)
Adjustments to maintain reserves	(20,422)	135,912	(284)	(463)	(681)	2,122	(3,325)	411

Net equity transactions	230,111,008	164,914,608	(2,319,007)	(1,682,873)	16,965,564	22,408,934	(186,567)	(123,042)

Net change in contract owners’ equity	297,619,377	266,547,486	(1,278,106)	1,611,513	24,797,600	40,607,489	(117,324)	112,493
Contract owners’ equity beginning of period	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809	599,638	487,145

Contract owners’ equity end of period	$789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

CHANGES IN UNITS:
Beginning units	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239	25,866	33,579
Units purchased	39,245,276	35,144,378	38,355	1,892	5,824,170	5,264,322	-	-
Units redeemed	(9,097,580)	(8,620,657)	(187,315)	(146,112)	(4,558,918)	(2,937,797)	(7,760)	(7,713)

Ending units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM2		GEM3		GEM6		GVGU2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,964)	(7,169)	(477,949)	(12,936)	(851,822)	(181,474)	657	7,591
Realized gain (loss) on investments	(13,047)	(151,694)	(5,692,588)	(5,122,632)	(6,484,858)	(14,512,801)	(153,050)	(23,217)
Change in unrealized gain (loss) on investments	288,441	1,060,048	11,188,499	21,233,938	14,671,480	33,590,395	139,351	33,458
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,430	901,185	5,017,962	16,098,370	7,334,800	18,896,120	(13,042)	17,832

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	1,461,643	1,246,746	7,570,683	5,582,825	-	-
Transfers between funds	(108,960)	(182,671)	(1,794,095)	465,710	(126,870)	3,202,579	(315,100)	(12,351)
Redemptions (note 3)	(310,106)	(348,089)	(5,054,735)	(5,221,848)	(5,896,439)	(5,221,001)	(22,468)	(58,442)
Annuity benefits	-	-	(5,693)	(4,681)	(7,212)	(6,463)	-	-
Contract maintenance charges (note 2)	(462)	(517)	(18,119)	(20,129)	(7,226)	(7,044)	(17)	(62)
Contingent deferred sales charges (note 2)	(2,779)	(4,021)	(17,724)	(15,853)	(61,093)	(71,105)	-	(668)
Adjustments to maintain reserves	(104)	(139)	2,192	(319)	1,291	(1,641)	24	(32)

Net equity transactions	(422,411)	(535,435)	(5,426,531)	(3,550,374)	1,473,134	3,478,150	(337,561)	(71,555)

Net change in contract owners’ equity	(176,981)	365,750	(408,569)	12,547,996	8,807,934	22,374,270	(350,603)	(53,723)
Contract owners’ equity beginning of period	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202	350,603	404,326

Contract owners’ equity end of period	$1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	-	350,603

CHANGES IN UNITS:
Beginning units	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445	18,909	23,118
Units purchased	5,095	260	309,359	400,550	1,029,748	1,544,209	-	-
Units redeemed	(18,457)	(22,315)	(533,147)	(590,479)	(997,648)	(1,366,963)	(18,909)	(4,209)

Ending units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	-	18,909

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU		GIG		GIG3		NVIE6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,341	91,395	(108)	(79)	(124,726)	(135,832)	(120,215)	(82,852)
Realized gain (loss) on investments	(1,089,826)	(1,835,008)	5,082	2,830	(3,948,851)	(3,448,615)	1,279,970	(1,111,808)
Change in unrealized gain (loss) on investments	953,426	1,849,941	(1,698)	13,373	7,497,128	8,852,276	1,475,501	3,598,820
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,059)	106,328	3,276	16,124	3,423,551	5,267,829	2,635,256	2,404,160

Equity transactions:
Purchase payments received from contract owners (note 3)	8,575	106,055	-	-	480,901	488,133	4,252,656	2,363,567
Transfers between funds	(3,157,494)	(1,203,978)	-	-	(1,422,899)	18,024,650	(997,220)	9,684,968
Redemptions (note 3)	(241,472)	(652,910)	(23,067)	(13,941)	(4,338,072)	(3,649,230)	(1,028,281)	(772,853)
Annuity benefits	-	-	-	-	(6,778)	(2,966)	-	-
Contract maintenance charges (note 2)	(604)	(1,999)	(38)	(67)	(15,052)	(10,253)	(26,941)	(8,538)
Contingent deferred sales charges (note 2)	(544)	(1,368)	-	-	(5,476)	(7,452)	(15,971)	(8,002)
Adjustments to maintain reserves	(27)	(924)	(6)	(9)	(1,755)	14,142	(1,004)	(1,088)

Net equity transactions	(3,391,566)	(1,755,124)	(23,111)	(14,017)	(5,309,131)	14,857,024	2,183,239	11,258,054

Net change in contract owners’ equity	(3,517,625)	(1,648,796)	(19,835)	2,107	(1,885,580)	20,124,853	4,818,495	13,662,214
Contract owners’ equity beginning of period	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720	16,443,478	2,781,264

Contract owners’ equity end of period	$-	3,517,625	43,672	63,507	33,066,993	34,952,573	21,261,973	16,443,478

CHANGES IN UNITS:
Beginning units	217,412	340,376	6,007	7,437	2,072,015	1,123,906	2,369,404	510,631
Units purchased	5,298	35,047	-	-	106,050	1,451,530	1,452,165	2,236,631
Units redeemed	(222,710)	(158,011)	(2,332)	(1,430)	(424,133)	(503,421)	(1,066,722)	(377,858)

Ending units	-	217,412	3,675	6,007	1,753,932	2,072,015	2,754,847	2,369,404

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVGWL6		NVNMO1		NVNMO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,716)	(7,010)	(4,720)	(149)	(1,105,108)	(442,119)	(253,263)	(91,964)
Realized gain (loss) on investments	(508,522)	(915,157)	20,289	8,059	2,182,069	588,120	1,795,186	(66,350)
Change in unrealized gain (loss) on investments	697,776	1,375,926	195,256	34,632	3,233,777	10,150,274	(1,423,865)	2,292,034
Reinvested capital gains	-	-	-	-	8,019,402	221,132	1,483,066	23,974

Net increase (decrease) in contract owners’ equity resulting from operations	181,538	453,759	210,825	42,542	12,330,140	10,517,407	1,601,124	2,157,694

Equity transactions:
Purchase payments received from contract owners (note 3)	114,365	53,758	1,281,617	357,931	1,459,772	842,403	6,274,405	3,249,490
Transfers between funds	(340,451)	(294,808)	208,335	148,158	(5,528,129)	96,754,857	263,679	5,477,366
Redemptions (note 3)	(293,048)	(424,347)	(26,982)	(1,061)	(12,890,556)	(5,977,965)	(1,035,114)	(291,262)
Annuity benefits	-	-	-	-	(13,718)	(8,793)	-	-
Contract maintenance charges (note 2)	(1,094)	(1,383)	(2,999)	(533)	(53,392)	(20,848)	(26,781)	(2,994)
Contingent deferred sales charges (note 2)	(1,754)	(869)	(155)	-	(14,516)	(16,852)	(16,056)	(5,726)
Adjustments to maintain reserves	(67)	(35)	(87)	(53)	(503)	(53,427)	17,939	8,351

Net equity transactions	(522,049)	(667,684)	1,459,729	504,442	(17,041,042)	91,519,375	5,478,072	8,435,225

Net change in contract owners’ equity	(340,511)	(213,925)	1,670,554	546,984	(4,710,902)	102,036,782	7,079,196	10,592,919
Contract owners’ equity beginning of period	2,534,945	2,748,870	546,984	-	102,102,091	65,309	11,436,241	843,322

Contract owners’ equity end of period	$2,194,434	2,534,945	2,217,538	546,984	97,391,189	102,102,091	18,515,437	11,436,241

CHANGES IN UNITS:
Beginning units	186,700	249,753	41,212	-	13,158,118	12,714	1,491,186	165,613
Units purchased	15,764	17,275	132,855	46,750	468,940	14,478,505	2,381,516	1,632,425
Units redeemed	(55,418)	(80,328)	(21,558)	(5,538)	(2,624,013)	(1,333,101)	(1,745,356)	(306,852)

Ending units	147,046	186,700	152,509	41,212	11,003,045	13,158,118	2,127,346	1,491,186

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,393)	(13,555)	(3,153,667)	(3,867,075)	(173,791)	(43,900)	(5,010,888)	878,028
Realized gain (loss) on investments	(76,499)	(343,055)	(10,821,321)	(36,769,848)	(61,849)	(415,017)	-	-
Change in unrealized gain (loss) on investments	407,623	758,225	58,521,859	109,745,964	843,954	2,541,584	65,214,174	48,916,872
Reinvested capital gains	-	-	-	-	1,545,023	2,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323,731	401,615	44,546,871	69,109,041	2,153,337	2,085,019	60,203,286	49,794,900

Equity transactions:
Purchase payments received from contract owners (note 3)	124,197	130,480	6,969,526	6,399,492	4,643,245	3,053,438	316,256,961	204,557,114
Transfers between funds	205,753	(179,894)	(111,755,729)	(31,644,463)	5,511,038	1,377,295	151,570,777	28,466,804
Redemptions (note 3)	(295,484)	(309,192)	(16,800,769)	(15,107,123)	(948,472)	(224,408)	(21,451,626)	(5,762,697)
Annuity benefits	-	-	(2,412)	(1,044)	-	-	-	-
Contract maintenance charges (note 2)	(1,121)	(1,283)	(923,550)	(1,121,891)	(2,644)	(1,555)	(2,330,848)	(293,515)
Contingent deferred sales charges (note 2)	(1,767)	(1,097)	(257,983)	(284,591)	(6,434)	(1,413)	(418,181)	(110,682)
Adjustments to maintain reserves	213	1,297	8,432	328,074	3,857	(114)	(22,045)	2,583

Net equity transactions	31,791	(359,689)	(122,762,485)	(41,431,546)	9,200,590	4,203,243	443,605,038	226,859,607

Net change in contract owners’ equity	355,522	41,926	(78,215,614)	27,677,495	11,353,927	6,288,262	503,808,324	276,654,507
Contract owners’ equity beginning of period	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517	418,125,250	141,470,743

Contract owners’ equity end of period	$1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

CHANGES IN UNITS:
Beginning units	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094	45,054,749	17,964,614
Units purchased	130,357	74,631	2,876,753	7,904,924	1,574,362	827,711	51,142,762	28,898,910
Units redeemed	(130,117)	(128,130)	(17,359,069)	(13,713,050)	(478,605)	(195,443)	(4,869,565)	(1,808,775)

Ending units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,220,893)	907,250	(1,059,856)	1,819,739	(5,779,827)	1,884,735	(2,331,637)	(214,279)
Realized gain (loss) on investments	(1,058,755)	(1,407,350)	2,738,635	353,906	(189,243)	(652,099)	(1,431,640)	(3,971,723)
Change in unrealized gain (loss) on investments	115,236,041	68,998,819	8,641,609	12,131,843	102,370,642	58,689,713	37,100,913	44,166,282
Reinvested capital gains	38,876	-	4,894,609	350,618	-	23,073	-	67,529

Net increase (decrease) in contract owners’ equity resulting from operations	106,995,269	68,498,719	15,214,997	14,656,106	96,401,572	59,945,422	33,337,636	40,047,809

Equity transactions:
Purchase payments received from contract owners (note 3)	535,391,180	332,501,041	125,505,941	110,675,186	489,583,698	331,730,585	11,061,991	54,401,673
Transfers between funds	146,183,989	36,126,460	58,005,137	28,440,708	269,920,662	11,596,049	162,280,216	(1,406,821)
Redemptions (note 3)	(20,141,798)	(6,311,280)	(13,441,569)	(6,094,387)	(27,303,340)	(9,206,693)	(8,492,879)	(4,461,643)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,369,428)	(544,441)	(1,799,648)	(436,529)	(4,353,081)	(674,224)	(1,382,413)	(775,245)
Contingent deferred sales charges (note 2)	(593,610)	(123,533)	(292,926)	(32,353)	(605,046)	(139,380)	(285,435)	(98,419)
Adjustments to maintain reserves	(66,006)	(1,557)	(11,367)	(2,481)	(31,725)	2,017	(774)	6,552

Net equity transactions	656,404,327	361,646,690	167,965,568	132,550,144	727,211,168	333,308,354	163,180,706	47,666,097

Net change in contract owners’ equity	763,399,596	430,145,409	183,180,565	147,206,250	823,612,740	393,253,776	196,518,342	87,713,906
Contract owners’ equity beginning of period	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308	183,374,699	95,660,793

Contract owners’ equity end of period	$1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

CHANGES IN UNITS:
Beginning units	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119	21,578,200	14,026,096
Units purchased	80,469,455	50,114,144	23,820,327	19,227,749	86,291,766	46,074,924	20,862,547	9,962,217
Units redeemed	(7,846,804)	(3,905,889)	(7,474,752)	(5,141,438)	(8,178,253)	(5,009,258)	(2,315,416)	(2,410,113)

Ending units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,465,474)	1,135,281	33,038	36,083	646,966	1,498,205	203,996	229,537
Realized gain (loss) on investments	(60,696)	(305,054)	115,093	41,990	4,919,162	355,131	501,432	75,296
Change in unrealized gain (loss) on investments	22,752,140	15,150,108	(13,961)	(22,864)	3,734,489	(290,103)	(215,740)	270,795
Reinvested capital gains	629,895	101,727	23,410	12,928	1,597,585	968,892	605,884	240,567

Net increase (decrease) in contract owners’ equity resulting from operations	21,855,865	16,082,062	157,580	68,137	10,898,202	2,532,125	1,095,572	816,195

Equity transactions:
Purchase payments received from contract owners (note 3)	151,849,580	106,100,414	54,444	59,176	7,545,169	5,594,869	10,494,267	4,018,629
Transfers between funds	64,125,081	18,871,580	(263,267)	2,741,095	(63,327,386)	199,148,499	3,740,832	7,567,657
Redemptions (note 3)	(10,214,723)	(3,882,006)	(553,047)	(337,571)	(13,185,388)	(5,975,921)	(1,760,868)	(937,444)
Annuity benefits	-	-	-	-	(1,790)	(592)	-	-
Contract maintenance charges (note 2)	(1,321,442)	(199,127)	(1,148)	(722)	(608,072)	(287,863)	(46,288)	(5,092)
Contingent deferred sales charges (note 2)	(155,663)	(23,180)	(636)	(1,658)	(170,474)	(110,299)	(19,029)	(9,800)
Adjustments to maintain reserves	(16,700)	(557)	(42)	(78)	(1,835)	23,221	(247)	(195)

Net equity transactions	204,266,133	120,867,124	(763,696)	2,460,242	(69,749,776)	198,391,914	12,408,667	10,633,755

Net change in contract owners’ equity	226,121,998	136,949,186	(606,116)	2,528,379	(58,851,574)	200,924,039	13,504,239	11,449,950
Contract owners’ equity beginning of period	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847	13,649,167	2,199,217

Contract owners’ equity end of period	$402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

CHANGES IN UNITS:
Beginning units	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918	1,213,629	224,113
Units purchased	24,061,468	15,166,146	223,512	334,006	2,895,771	20,310,321	1,755,179	1,297,466
Units redeemed	(3,380,829)	(1,544,272)	(292,619)	(97,974)	(9,169,213)	(1,099,908)	(699,760)	(307,950)

Ending units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF2		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(456,509)	22,236	(2,821,285)	(1,878,083)	(996)	(3,473)	(1,527)	(4,310)
Realized gain (loss) on investments	(9,679,061)	(17,933,556)	(80,236,091)	(90,782,560)	(417,402)	(90,836)	208,774	(1,002,849)
Change in unrealized gain (loss) on investments	25,809,410	47,498,047	106,205,805	149,784,333	427,835	267,529	(174,814)	1,661,926
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,673,840	29,586,727	23,148,429	57,123,690	9,437	173,220	32,433	654,767

Equity transactions:
Purchase payments received from contract owners (note 3)	2,391,674	2,337,834	3,774,644	5,221,864	93	-	7,270	33,318
Transfers between funds	(1,291,933)	(3,177,912)	(93,173,949)	(42,424,041)	(685,151)	(6,359)	(2,136,062)	(321,859)
Redemptions (note 3)	(19,367,464)	(20,852,738)	(16,930,243)	(15,783,210)	(17,917)	(94,642)	(130,484)	(195,594)
Annuity benefits	(66,122)	(62,558)	(1,611)	(815)	-	-	-	-
Contract maintenance charges (note 2)	(116,833)	(131,797)	(907,761)	(1,149,440)	(49)	(101)	(247)	(693)
Contingent deferred sales charges (note 2)	(25,900)	(27,635)	(254,646)	(296,831)	(414)	(1,069)	(420)	(102)
Adjustments to maintain reserves	(43,894)	36,326	6,735	286,017	(37)	(71)	(24)	(91)

Net equity transactions	(18,520,472)	(21,878,480)	(107,486,831)	(54,146,456)	(703,475)	(102,242)	(2,259,967)	(485,021)

Net change in contract owners’ equity	(2,846,632)	7,708,247	(84,338,402)	2,977,234	(694,038)	70,978	(2,227,534)	169,746
Contract owners’ equity beginning of period	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060	2,227,534	2,057,788

Contract owners’ equity end of period	$144,949,030	147,795,662	199,307,248	283,645,650	-	694,038	-	2,227,534

CHANGES IN UNITS:
Beginning units	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720	176,927	212,769
Units purchased	101,175	111,311	1,742,604	5,164,544	516	-	11,849	107,256
Units redeemed	(523,927)	(697,253)	(10,224,655)	(10,120,504)	(48,420)	(7,816)	(188,776)	(143,098)

Ending units	2,827,396	3,250,148	14,608,151	23,090,202	-	47,904	-	176,927

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		CAF		GVGH2		GVGHS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,866,446	10,866,468	(240,887)	(248,619)	(3,132)	(16,840)	(5,134)	(42,390)
Realized gain (loss) on investments	12,947,598	1,805,355	964,925	(448,767)	(107,257)	(69,342)	(30,704)	(760,771)
Change in unrealized gain (loss) on investments	(16,894,962)	(15,554,220)	4,820,374	9,649,201	126,131	278,625	98,729	1,386,647
Reinvested capital gains	16,973,323	8,836,233	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,892,405	5,953,836	5,544,412	8,951,815	15,742	192,443	62,891	583,486

Equity transactions:
Purchase payments received from contract owners (note 3)	21,315,574	32,982,531	803,640	804,025	-	156	41,097	138,360
Transfers between funds	(137,248,411)	(76,356,141)	(659,635)	(614,686)	(1,265,174)	(107,751)	(4,129,343)	(387,868)
Redemptions (note 3)	(55,463,393)	(67,569,894)	(5,063,332)	(4,549,491)	(15,278)	(158,789)	(254,115)	(567,066)
Annuity benefits	(26,288)	(30,879)	(10,437)	(10,385)	-	-	-	-
Contract maintenance charges (note 2)	(1,300,685)	(1,531,608)	(35,807)	(39,938)	(79)	(241)	(698)	(2,338)
Contingent deferred sales charges (note 2)	(495,013)	(603,001)	(11,000)	(12,398)	(350)	(1,743)	(578)	(2,496)
Adjustments to maintain reserves	(5,269)	146,610	1,009	(385)	(62)	(121)	(34)	(205)

Net equity transactions	(173,223,485)	(112,962,382)	(4,975,562)	(4,423,258)	(1,280,943)	(268,489)	(4,343,671)	(821,613)

Net change in contract owners’ equity	(153,331,080)	(107,008,546)	568,850	4,528,557	(1,265,201)	(76,046)	(4,280,780)	(238,127)
Contract owners’ equity beginning of period	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247	4,280,780	4,518,907

Contract owners’ equity end of period	$450,027,933	603,359,013	36,193,330	35,624,480	-	1,265,201	-	4,280,780

CHANGES IN UNITS:
Beginning units	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433	342,864	425,425
Units purchased	7,114,701	13,108,786	72,586	120,945	195	219	39,645	160,519
Units redeemed	(20,203,068)	(20,940,312)	(377,500)	(454,392)	(84,503)	(20,344)	(382,509)	(243,080)

Ending units	30,230,403	43,318,770	1,929,649	2,234,563	-	84,308	-	342,864

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH6		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(42,402)	(179,863)	75,908	109,547	(722,254)	(2,981,824)	(357,141)	238,682
Realized gain (loss) on investments	(19,712)	(3,364,043)	(1,535,452)	(1,419,623)	(28,332,215)	(23,868,768)	314,373	34,592
Change in unrealized gain (loss) on investments	235,901	5,119,108	2,350,871	3,407,422	68,312,440	85,687,122	14,957,141	1,714,917
Reinvested capital gains	-	-	-	-	-	19,329,241	439,463	385,931

Net increase (decrease) in contract owners’ equity resulting from operations	173,787	1,575,202	891,327	2,097,346	39,257,971	78,165,771	15,353,836	2,374,122

Equity transactions:
Purchase payments received from contract owners (note 3)	517,233	1,234,322	3,994,236	2,413,222	9,328,251	8,850,569	151,250,084	44,132,605
Transfers between funds	(14,472,834)	(2,621,415)	30,412	2,080,517	(19,490,293)	(11,706,288)	52,335,534	12,346,092
Redemptions (note 3)	(334,453)	(1,260,467)	(813,937)	(1,190,985)	(60,122,627)	(42,313,980)	(3,140,532)	(256,859)
Annuity benefits	-	-	-	-	(11,856)	(10,154)	-	-
Contract maintenance charges (note 2)	(335)	(1,377)	(20,975)	(9,473)	(63,574)	(71,461)	(589,087)	(5,685)
Contingent deferred sales charges (note 2)	(5,194)	(21,253)	(6,120)	(3,321)	(421,905)	(541,548)	(63,307)	(249)
Adjustments to maintain reserves	(170)	106	57	(312)	13,821	(8,125)	(17,202)	(151)

Net equity transactions	(14,295,753)	(2,670,084)	3,183,673	3,289,648	(70,768,183)	(45,800,987)	199,775,490	56,215,753

Net change in contract owners’ equity	(14,121,966)	(1,094,882)	4,075,000	5,386,994	(31,510,212)	32,364,784	215,129,326	58,589,875
Contract owners’ equity beginning of period	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882	58,589,875	-

Contract owners’ equity end of period	$-	14,121,966	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

CHANGES IN UNITS:
Beginning units	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150	5,086,185	-
Units purchased	240,262	755,606	890,343	873,931	3,178,858	3,113,268	18,385,056	5,296,533
Units redeemed	(1,640,309)	(1,119,954)	(504,898)	(432,416)	(7,954,779)	(6,698,991)	(1,491,005)	(210,348)

Ending units	-	1,400,047	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(665,802)	515,466	1,939,327	603,519	3,962,847	(5,185,287)	2,092,417	(5,467,261)
Realized gain (loss) on investments	-	14,184	(1,083,406)	(2,135,252)	(5,445,074)	(8,238,065)	(23,249,284)	(24,234,809)
Change in unrealized gain (loss) on investments	32,879,135	4,854,563	12,559,582	18,290,179	201,544,115	278,674,054	168,825,643	247,531,738
Reinvested capital gains	666,586	576,469	881,635	1,321,137	-	43,913,323	-	55,805,571

Net increase (decrease) in contract owners’ equity resulting from operations	32,879,919	5,960,682	14,297,138	18,079,583	200,061,888	309,164,025	147,668,776	273,635,239

Equity transactions:
Purchase payments received from contract owners (note 3)	249,246,917	94,850,043	99,227,941	78,335,251	292,439,968	290,612,645	22,708,599	96,413,181
Transfers between funds	39,735,120	14,399,883	16,338,849	18,880,778	40,799,695	(18,667,189)	15,459,845	(37,110,674)
Redemptions (note 3)	(5,888,388)	(192,464)	(34,305,417)	(24,793,832)	(219,941,951)	(151,113,671)	(138,134,825)	(99,729,157)
Annuity benefits	-	-	(20,363)	(19,655)	(94,983)	(42,091)	(36,482)	(31,857)
Contract maintenance charges (note 2)	(1,300,339)	(23,579)	(1,361,614)	(572,316)	(5,658,321)	(2,973,755)	(4,164,559)	(3,500,933)
Contingent deferred sales charges (note 2)	(73,809)	(696)	(460,422)	(335,351)	(2,164,307)	(1,963,677)	(1,882,561)	(1,638,108)
Adjustments to maintain reserves	(31,065)	(394)	(2,566)	(2,988)	(4,384)	(24,516)	41,077	19,740

Net equity transactions	281,688,436	109,032,793	79,416,408	71,491,887	105,375,717	115,827,746	(106,008,906)	(45,577,808)

Net change in contract owners’ equity	314,568,355	114,993,475	93,713,546	89,571,470	305,437,605	424,991,771	41,659,870	228,057,431
Contract owners’ equity beginning of period	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400	1,442,881,924	1,214,824,493

Contract owners’ equity end of period	$429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

CHANGES IN UNITS:
Beginning units	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350	99,614,695	102,697,193
Units purchased	24,295,246	9,688,321	15,314,617	12,053,707	36,315,923	31,163,181	9,000,819	11,939,661
Units redeemed	(1,592,477)	(172,002)	(8,891,088)	(5,831,200)	(28,718,739)	(21,906,270)	(16,376,414)	(15,022,159)

Ending units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUSL		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,181,089	(397,879)	(8,326)	(12,344)	(190,087)	(344,663)	(8,910,784)	(10,037,888)
Realized gain (loss) on investments	(1,137,506)	(4,659,856)	(1,063,613)	(1,095,850)	(2,003,839)	(4,294,187)	-	-
Change in unrealized gain (loss) on investments	40,907,646	60,421,548	1,188,044	1,815,308	21,773,133	24,206,416	-	-
Reinvested capital gains	-	8,567,242	-	-	101,280	2,214,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,951,229	63,931,055	116,105	707,114	19,680,487	21,782,461	(8,910,784)	(10,037,888)

Equity transactions:
Purchase payments received from contract owners (note 3)	98,689,063	96,514,150	72,584	151,308	7,481,742	6,848,398	345,990,936	306,399,948
Transfers between funds	15,364,742	4,879,922	(2,841,465)	(401,176)	(4,068,742)	1,861,958	(71,335,075)	(128,024,350)
Redemptions (note 3)	(52,882,248)	(44,506,000)	(187,997)	(489,840)	(12,326,854)	(9,315,166)	(309,469,725)	(355,206,069)
Annuity benefits	(112,480)	(101,172)	-	(3,504)	(8,212)	(4,503)	(145,631)	(130,883)
Contract maintenance charges (note 2)	(1,590,931)	(792,290)	(429)	(1,246)	(79,264)	(44,335)	(541,517)	(398,366)
Contingent deferred sales charges (note 2)	(625,795)	(608,151)	(651)	(1,212)	(107,494)	(69,319)	(1,240,899)	(1,867,886)
Adjustments to maintain reserves	8,320	(19,731)	25,455	(112)	1,594	(2,447)	(82,179)	(53,418)

Net equity transactions	58,850,671	55,366,728	(2,932,503)	(745,782)	(9,107,230)	(725,414)	(36,824,090)	(179,281,024)

Net change in contract owners’ equity	100,801,900	119,297,783	(2,816,398)	(38,668)	10,573,257	21,057,047	(45,734,874)	(189,318,912)
Contract owners’ equity beginning of period	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508	612,169,054	801,487,966

Contract owners’ equity end of period	$699,275,963	598,474,063	-	2,816,398	99,563,812	88,990,555	566,434,180	612,169,054

CHANGES IN UNITS:
Beginning units	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468	47,298,089	58,886,454
Units purchased	12,223,701	12,733,726	14,748	41,072	1,519,307	1,510,389	123,173,738	71,458,840
Units redeemed	(7,761,138)	(8,175,872)	(272,259)	(128,441)	(2,111,244)	(1,768,602)	(125,209,938)	(83,047,205)

Ending units	51,232,905	46,770,342	-	257,511	5,115,318	5,707,255	45,261,889	47,298,089

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(261,846)	(89,768)	(3,049,517)	(1,783,585)	3,144	2,759	64,522	62,794
Realized gain (loss) on investments	1,184,777	(135,374)	(12,445,712)	(11,054,510)	(82,171)	(216,109)	(1,215,017)	(3,666,379)
Change in unrealized gain (loss) on investments	4,159,962	6,322,921	42,786,867	84,231,085	111,040	427,220	1,453,894	5,548,736
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,082,893	6,097,779	27,291,638	71,392,990	32,013	213,870	303,399	1,945,151

Equity transactions:
Purchase payments received from contract owners (note 3)	472,509	445,197	5,220,988	5,250,614	-	102	198,701	244,051
Transfers between funds	(1,957,486)	42,413,850	(89,198,097)	4,576,132	(61,510)	(138,911)	(415,796)	(1,570,156)
Redemptions (note 3)	(6,463,827)	(2,746,691)	(15,440,948)	(12,856,665)	(117,720)	(105,450)	(981,171)	(1,487,682)
Annuity benefits	(1,436)	(473)	(1,230)	(667)	-	-	-	-
Contract maintenance charges (note 2)	(23,596)	(10,048)	(868,566)	(990,489)	(112)	(121)	(3,540)	(4,576)
Contingent deferred sales charges (note 2)	(9,533)	(6,102)	(233,070)	(243,462)	(300)	(1,332)	(1,721)	(2,257)
Adjustments to maintain reserves	14,043	(11,992)	(3,883)	106,912	(44)	(118)	948	(1,567)

Net equity transactions	(7,969,326)	40,083,741	(100,524,806)	(4,157,625)	(179,686)	(245,830)	(1,202,579)	(2,822,187)

Net change in contract owners’ equity	(2,886,433)	46,181,520	(73,233,168)	67,235,365	(147,673)	(31,960)	(899,180)	(877,036)
Contract owners’ equity beginning of period	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102	8,573,083	9,450,119

Contract owners’ equity end of period	$44,737,453	47,623,886	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083

CHANGES IN UNITS:
Beginning units	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231	567,848	801,982
Units purchased	140,982	6,153,712	7,857,457	7,247,503	1,693	104	47,927	70,737
Units redeemed	(1,102,273)	(578,861)	(19,491,022)	(7,427,706)	(14,319)	(22,542)	(130,337)	(304,871)

Ending units	4,850,543	5,811,834	21,858,795	33,492,360	58,167	70,793	485,438	567,848

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$365,359	225,485	(112,866)	(7,008)	(2,664,124)	(979,292)	(15,151)	-
Realized gain (loss) on investments	(531,169)	(124,261,973)	383,728	52,549	20,125,584	1,452,779	(87,586)	-
Change in unrealized gain (loss) on investments	3,409,451	129,977,230	260,056	447,033	(8,950,436)	32,814,686	44,478	-
Reinvested capital gains	-	-	440,757	-	5,742,403	-	129,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,243,641	5,940,742	971,675	492,574	14,253,427	33,288,173	71,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,853,945	8,996,305	241,074	54,407	4,977,544	2,615,394	80,491	-
Transfers between funds	2,829,647	(86,753,689)	8,445,684	3,195,072	(41,661,883)	133,308,953	4,340,760	-
Redemptions (note 3)	(2,641,995)	(3,956,349)	(1,207,198)	(251,512)	(11,826,752)	(4,217,360)	(657,301)	-
Annuity benefits	(1,172)	(135)	(847)	-	(635)	(113)	-	-
Contract maintenance charges (note 2)	(161,908)	(199,600)	(5,106)	(964)	(465,339)	(311,406)	(1,109)	-
Contingent deferred sales charges (note 2)	(51,740)	(59,484)	(6,922)	(1,269)	(166,754)	(79,477)	(469)	-
Adjustments to maintain reserves	(1,860)	(207,465)	6,561	(51)	2,484	20,893	1,571	-

Net equity transactions	9,824,917	(82,180,417)	7,473,246	2,995,683	(49,141,335)	131,336,884	3,763,943	-

Net change in contract owners’ equity	13,068,558	(76,239,675)	8,444,921	3,488,257	(34,887,908)	164,625,057	3,835,629	-
Contract owners’ equity beginning of period	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180	-	-

Contract owners’ equity end of period	$56,608,928	43,540,370	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-

CHANGES IN UNITS:
Beginning units	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379	-	-
Units purchased	2,128,965	1,874,134	1,402,739	482,107	6,657,280	22,082,604	528,512	-
Units redeemed	(1,075,563)	(12,570,023)	(542,192)	(51,375)	(12,962,508)	(1,494,750)	(160,494)	-

Ending units	5,274,892	4,221,490	1,296,267	435,720	14,383,005	20,688,233	368,018	-

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(409,441)	(93,204)	(2,593,143)	(998,275)	(2,759,734)	(2,422,724)	(1,026,449)	(1,103,243)
Realized gain (loss) on investments	1,416,626	20,789	5,405,112	1,169,167	(11,158,149)	(8,125,079)	(2,783,334)	(28,914,331)
Change in unrealized gain (loss) on investments	1,538,284	4,641,851	42,024,705	23,108,328	49,733,263	44,098,043	42,034,588	83,167,865
Reinvested capital gains	1,765,438	-	-	-	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,310,907	4,569,436	44,836,674	23,279,220	35,815,380	33,550,240	52,162,785	53,150,291

Equity transactions:
Purchase payments received from contract owners (note 3)	5,797,548	4,069,434	2,640,074	1,128,561	4,751,018	5,399,640	6,030,212	4,840,550
Transfers between funds	(567,308)	28,279,924	(6,135,642)	184,258,383	(42,994,406)	54,869,670	(47,012,006)	125,492,177
Redemptions (note 3)	(6,009,553)	(1,440,211)	(24,900,668)	(10,636,171)	(11,884,505)	(7,741,011)	(33,354,228)	(16,416,866)
Annuity benefits	-	-	(17,607)	(6,273)	(1,547)	(550)	(323)	(264)
Contract maintenance charges (note 2)	(53,348)	(15,992)	(137,094)	(51,803)	(523,859)	(532,964)	(729,732)	(604,548)
Contingent deferred sales charges (note 2)	(75,582)	(13,482)	(18,544)	(15,464)	(176,921)	(142,911)	(199,120)	(145,719)
Adjustments to maintain reserves	(2,009)	(3,203)	12,828	42,971	(2,850)	106,925	45,067	(645,361)

Net equity transactions	(910,252)	30,876,470	(28,556,653)	174,720,204	(50,833,070)	51,958,799	(75,220,130)	112,519,969

Net change in contract owners’ equity	3,400,655	35,445,906	16,280,021	197,999,424	(15,017,690)	85,509,039	(23,057,345)	165,670,260
Contract owners’ equity beginning of period	38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

Contract owners’ equity end of period	$42,225,995	38,825,340	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454

CHANGES IN UNITS:
Beginning units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928
Units purchased	1,377,784	5,081,868	536,452	27,408,665	5,109,502	12,612,549	4,066,214	25,673,168
Units redeemed	(1,478,287)	(688,148)	(3,978,743)	(2,084,991)	(10,942,329)	(4,173,956)	(12,247,597)	(12,043,393)

Ending units	4,831,835	4,932,338	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCGF2		SCVF		SCVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(73,557)	(65,258)	(183,590)	(147,566)	(275,569)	(255,250)	(263,150)	(226,407)
Realized gain (loss) on investments	(446,556)	(513,450)	(1,095,952)	(1,457,954)	(2,652,184)	(6,879,061)	(4,865,702)	(2,835,775)
Change in unrealized gain (loss) on investments	1,735,974	1,748,706	3,840,433	3,868,968	11,264,017	14,575,750	10,430,506	8,514,583
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,215,861	1,169,998	2,560,891	2,263,448	8,336,264	7,441,439	5,301,654	5,452,401

Equity transactions:
Purchase payments received from contract owners (note 3)	184,189	226,326	1,807,923	1,327,561	796,568	1,060,529	2,027,012	1,582,546
Transfers between funds	719,513	94,852	1,277,886	(137,185)	(105,012)	(2,418,903)	(5,755,418)	4,199,882
Redemptions (note 3)	(809,174)	(683,620)	(1,042,213)	(983,942)	(5,349,948)	(5,766,650)	(2,891,660)	(1,986,353)
Annuity benefits	(1,764)	(1,453)	-	-	(7,764)	(7,105)	(251)	(202)
Contract maintenance charges (note 2)	(3,070)	(3,606)	(12,513)	(5,390)	(19,992)	(22,897)	(16,373)	(8,598)
Contingent deferred sales charges (note 2)	(5,436)	(4,233)	(10,847)	(15,120)	(11,525)	(16,753)	(44,023)	(35,358)
Adjustments to maintain reserves	75	(136)	(496)	(620)	1,886	563	9,353	(926)

Net equity transactions	84,333	(371,870)	2,019,740	185,304	(4,695,787)	(7,171,216)	(6,671,360)	3,750,991

Net change in contract owners’ equity	1,300,194	798,128	4,580,631	2,448,752	3,640,477	270,223	(1,369,706)	9,203,392
Contract owners’ equity beginning of period	5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

Contract owners’ equity end of period	$7,097,649	5,797,455	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503

CHANGES IN UNITS:
Beginning units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598
Units purchased	349,841	230,318	428,200	302,320	174,827	179,120	430,716	737,314
Units redeemed	(360,943)	(320,346)	(291,002)	(287,598)	(431,657)	(681,707)	(820,372)	(418,075)

Ending units	1,058,529	1,069,631	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF		SCF2		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(879,486)	(810,662)	(614,243)	(507,738)	4,672,818	5,120,254	(238,130)	281,722
Realized gain (loss) on investments	(7,211,594)	(10,059,363)	(3,986,958)	(42,981,547)	(1,231,851)	(3,174,720)	795,813	205,956
Change in unrealized gain (loss) on investments	25,989,387	32,766,156	13,852,684	52,465,466	3,774,161	9,790,510	(125,786)	767,682
Reinvested capital gains	-	-	-	-	-	-	141,285	230,664

Net increase (decrease) in contract owners’ equity resulting from operations	17,898,307	21,896,131	9,251,483	8,976,181	7,215,128	11,736,044	573,182	1,486,024

Equity transactions:
Purchase payments received from contract owners (note 3)	1,396,062	1,753,715	2,900,600	3,610,529	26,524,405	10,666,411	8,162,794	15,679,382
Transfers between funds	(3,109,420)	(3,782,633)	(2,506,445)	(27,561,474)	8,702,312	8,885,948	(3,009,730)	48,375,379
Redemptions (note 3)	(12,044,570)	(11,056,796)	(3,983,918)	(3,529,629)	(7,898,014)	(6,373,222)	(5,835,955)	(4,995,336)
Annuity benefits	(17,442)	(13,824)	(9,277)	(5,230)	(5,125)	(4,591)	(15,379)	(13,213)
Contract maintenance charges (note 2)	(46,573)	(51,600)	(43,849)	(30,979)	(164,513)	(62,661)	(228,924)	(85,949)
Contingent deferred sales charges (note 2)	(20,779)	(24,926)	(41,951)	(50,035)	(57,933)	(47,012)	(95,847)	(44,702)
Adjustments to maintain reserves	31,076	998	7,617	(179,004)	(679)	(1,040)	(424)	(5,959)

Net equity transactions	(13,811,646)	(13,175,066)	(3,677,223)	(27,745,822)	27,100,453	13,063,833	(1,023,465)	58,909,602

Net change in contract owners’ equity	4,086,661	8,721,065	5,574,260	(18,769,641)	34,315,581	24,799,877	(450,283)	60,395,626
Contract owners’ equity beginning of period	85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

Contract owners’ equity end of period	$89,906,286	85,819,625	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532

CHANGES IN UNITS:
Beginning units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282
Units purchased	96,063	160,135	421,885	662,365	4,266,332	3,037,805	2,238,464	7,625,908
Units redeemed	(534,387)	(716,437)	(632,932)	(3,012,582)	(2,210,113)	(1,927,821)	(2,336,838)	(1,880,879)

Ending units	2,424,228	2,862,552	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC2		GGTC3		GGTC6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(689)	(1,932)	(3,519)	(9,307)	(21,276)	(50,639)	(75,337)	(141,378)
Realized gain (loss) on investments	9,952	(7,364)	(60,911)	(70,350)	1,214,804	(1,141,728)	2,044,593	(2,422,623)
Change in unrealized gain (loss) on investments	(6,131)	71,933	80,698	342,305	(1,134,325)	2,800,319	(1,591,794)	6,279,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,132	62,637	16,268	262,648	59,203	1,607,952	377,462	3,715,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(1)	76,162	235,413	848,953	1,369,305
Transfers between funds	(153,525)	(7,668)	(749,470)	(31,794)	(5,205,603)	1,717,498	(15,591,624)	5,910,132
Redemptions (note 3)	(23,150)	(16,379)	(9,483)	(79,254)	(451,264)	(430,584)	(506,101)	(776,148)
Annuity benefits	-	-	-	-	(283)	(957)	-	-
Contract maintenance charges (note 2)	(195)	(390)	(79)	(246)	(743)	(2,068)	(547)	(1,096)
Contingent deferred sales charges (note 2)	-	(1)	(196)	(1,479)	(852)	(3,115)	(5,530)	(9,397)
Adjustments to maintain reserves	(16)	(50)	(30)	(197)	(4,950)	(58)	(79)	(548)

Net equity transactions	(176,886)	(24,488)	(759,258)	(112,971)	(5,587,533)	1,516,129	(15,254,928)	6,492,248

Net change in contract owners’ equity	(173,754)	38,149	(742,990)	149,677	(5,528,330)	3,124,081	(14,877,466)	10,207,996
Contract owners’ equity beginning of period	173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

Contract owners’ equity end of period	$-	173,754	-	742,990	-	5,528,330	-	14,877,466

CHANGES IN UNITS:
Beginning units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283
Units purchased	-	-	205	-	68,228	383,539	211,583	1,265,448
Units redeemed	(59,032)	(10,288)	(49,855)	(9,839)	(572,071)	(208,212)	(1,653,014)	(501,300)

Ending units	-	59,032	-	49,650	-	503,843	-	1,441,431

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUG2		GVUGL		NVOLG1		NVOLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(77,131)	(218,450)	(10,085)	(32,612)	(319,352)	(650)	(313,908)	(5,251)
Realized gain (loss) on investments	(2,328,913)	(2,984,177)	(555,337)	(970,740)	22,550	5,718	613,954	1,627
Change in unrealized gain (loss) on investments	3,037,621	6,234,180	670,829	1,488,522	1,370,722	19,440	1,017,862	106,301
Reinvested capital gains	-	-	-	-	116,357	9,860	100,130	25,634

Net increase (decrease) in contract owners’ equity resulting from operations	631,577	3,031,553	105,407	485,170	1,190,277	34,368	1,418,038	128,311

Equity transactions:
Purchase payments received from contract owners (note 3)	385,719	1,410,916	47,141	117,302	455,714	1,721	3,879,454	1,036,588
Transfers between funds	(15,146,786)	(1,331,849)	(2,406,440)	(405,055)	425,114,127	576,193	295,425,863	486,223
Redemptions (note 3)	(456,967)	(1,304,545)	(186,641)	(559,750)	(4,725,457)	(14,126)	(2,439,481)	(13,989)
Annuity benefits	-	-	(141)	(453)	(1,271)	-	(222)	-
Contract maintenance charges (note 2)	(6,134)	(7,818)	(527)	(1,659)	(12,016)	(14)	(19,656)	(180)
Contingent deferred sales charges (note 2)	(3,927)	(21,038)	(135)	(3,158)	(6,518)	-	(25,473)	(806)
Adjustments to maintain reserves	(150)	(624)	(1,406)	(68)	175,453	-	(127,342)	(33)

Net equity transactions	(15,228,245)	(1,254,958)	(2,548,149)	(852,841)	421,000,032	563,774	296,693,143	1,507,803

Net change in contract owners’ equity	(14,596,668)	1,776,595	(2,442,742)	(367,671)	422,190,309	598,142	298,111,181	1,636,114
Contract owners’ equity beginning of period	14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

Contract owners’ equity end of period	$-	14,596,668	-	2,442,742	422,788,451	598,142	299,747,295	1,636,114

CHANGES IN UNITS:
Beginning units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-
Units purchased	57,652	304,431	6,775	31,885	31,041,956	49,010	22,312,953	129,675
Units redeemed	(1,021,991)	(387,644)	(195,772)	(113,119)	(703,681)	(2,799)	(699,709)	(2,960)

Ending units	-	964,339	-	188,997	30,384,486	46,211	21,739,959	126,715

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF2		NVRE1		NVRE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$197,415	(1,648,673)	(569,076)	(570,015)	372,744	199,385	99,785	89,675
Realized gain (loss) on investments	23,326,986	3,445,315	(8,484,501)	(40,893,495)	3,034,529	(69,898)	2,312,063	(154,468)
Change in unrealized gain (loss) on investments	(44,174,253)	57,933,012	24,057,433	60,015,533	7,676,131	9,105,111	6,600,077	8,274,525
Reinvested capital gains	31,669,310	530,532	-	-	5,350,740	195,773	5,130,076	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	11,019,458	60,260,186	15,003,856	18,552,023	16,434,144	9,430,371	14,142,001	8,374,752
Equity transactions:
Purchase payments received from contract owners (note 3)	26,754,151	13,108,600	13,858,024	9,172,596	1,335,104	884,803	3,898,081	2,257,172
Transfers between funds	(108,808,506)	252,916,536	21,647,907	(20,957,790)	557,039	53,822,228	4,172,102	40,568,817
Redemptions (note 3)	(17,084,056)	(7,524,221)	(9,728,870)	(7,213,997)	(8,911,500)	(3,673,530)	(5,620,139)	(1,694,404)
Annuity benefits	(1,006)	(342)	(7,626)	(4,138)	(1,183)	(523)	-	-
Contract maintenance charges (note 2)	(1,095,186)	(629,450)	(405,793)	(271,313)	(31,428)	(11,034)	(8,502)	(2,944)
Contingent deferred sales charges (note 2)	(269,261)	(151,389)	(126,942)	(95,496)	(17,417)	(7,478)	(70,055)	(21,447)
Adjustments to maintain reserves	2,913	10,444	(2,073)	32,377	2,769	(6,092)	204	(5,402)
Net equity transactions	(100,500,951)	257,730,178	25,234,627	(19,337,761)	(7,066,616)	51,008,374	2,371,691	41,101,792
Net change in contract owners’ equity	(89,481,493)	317,990,364	40,238,483	(785,738)	9,367,528	60,438,745	16,513,692	49,476,544
Contract owners’ equity beginning of period	317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

Contract owners’ equity end of period	$228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496	67,769,999	51,256,307

CHANGES IN UNITS:
Beginning units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169
Units purchased	4,700,709	26,923,342	5,368,354	3,531,170	1,320,083	9,503,135	2,495,391	7,699,110
Units redeemed	(12,414,665)	(2,238,195)	(3,478,942)	(5,267,533)	(2,189,100)	(1,173,345)	(2,249,130)	(868,989)

Ending units	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274	7,395,551	7,149,290

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVFAD		PMVLAD		AVBV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$7,600,716	15,368,384	(27,682)	5,057	(303,815)	522,418	(122)	(234,427)
Realized gain (loss) on investments	(12,374,159)	(25,869,568)	238,768	267,920	638,544	67,791	717	(20,552,126)
Change in unrealized gain (loss) on investments	13,669,559	41,225,297	939,618	(259,254)	5,115,871	(2,291,654)	(175)	27,703,473
Reinvested capital gains	-	-	141,853	96,384	660,860	6,691,974	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,896,116	30,724,113	1,292,557	110,107	6,111,460	4,990,529	420	6,916,920

Equity transactions:
Purchase payments received from contract owners (note 3)	13,480,933	12,142,456	5,563,155	3,054,536	50,786,258	18,935,893	(168)	410,097
Transfers between funds	(61,267,802)	(107,449,358)	4,982,988	4,015,655	8,823,015	133,318,248	(4,729)	(26,975,706)
Redemptions (note 3)	(22,212,629)	(27,353,558)	(1,324,483)	(127,679)	(14,009,708)	(3,929,404)	5,141	(1,525,336)
Annuity benefits	(110,652)	(105,435)	-	-	(543)	(180)	(4,784)	(3,430)
Contract maintenance charges (note 2)	(622,650)	(792,369)	(1,201)	(251)	(591,612)	(223,873)	(1)	(7,026)
Contingent deferred sales charges (note 2)	(212,614)	(438,151)	(8,038)	(104)	(187,479)	(55,923)	-	(18,349)
Adjustments to maintain reserves	(1,486)	(58,456)	344	(855)	3,267	(7,352)	164	1,695

Net equity transactions	(70,946,900)	(124,054,871)	9,212,765	6,941,302	44,823,198	148,037,409	(4,377)	(28,118,055)

Net change in contract owners’ equity	(62,050,784)	(93,330,758)	10,505,322	7,051,409	50,934,658	153,027,938	(3,957)	(21,201,135)
Contract owners’ equity beginning of period	262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

Contract owners’ equity end of period	$200,545,960	262,596,744	17,556,731	7,051,409	203,962,596	153,027,938	8,794	12,751

CHANGES IN UNITS:
Beginning units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381
Units purchased	4,353,798	7,473,530	1,621,274	1,118,523	11,267,961	15,001,314	6	775,808
Units redeemed	(11,215,718)	(20,729,653)	(770,046)	(469,179)	(7,239,255)	(987,661)	(6)	(3,345,189)

Ending units	18,038,619	24,900,539	1,500,572	649,344	18,042,359	14,013,653	-	-

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		ALVGIB		ALVSVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(83,421)	(100,915)	(332,638)	(264,531)	(126,864)	170,225	(436,563)	(117,548)
Realized gain (loss) on investments	(440,367)	(645,614)	(2,174,243)	(2,615,542)	(910,604)	(1,426,904)	(11,190)	(3,399,584)
Change in unrealized gain (loss) on investments	1,408,817	1,982,553	5,734,180	8,246,231	1,849,385	2,686,885	7,556,809	8,029,882
Reinvested capital gains	-	-	-	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	885,029	1,236,024	3,227,299	5,366,158	811,917	1,430,206	7,109,056	5,091,437

Equity transactions:
Purchase payments received from contract owners (note 3)	98,420	228,424	3,153,675	3,026,379	87,678	242,776	12,131,497	6,100,315
Transfers between funds	(467,154)	(515,751)	(730,703)	(483,498)	(836,866)	(813,001)	8,251,873	(907,961)
Redemptions (note 3)	(826,371)	(836,042)	(2,013,879)	(1,242,572)	(1,039,266)	(1,099,031)	(2,612,695)	(1,060,791)
Annuity benefits	(1,179)	(1,054)	-	-	-	-	(1,271)	(1,053)
Contract maintenance charges (note 2)	(2,656)	(2,991)	(40,587)	(18,226)	(869)	(1,071)	(70,164)	(14,028)
Contingent deferred sales charges (note 2)	(8,629)	(10,639)	(23,657)	(20,477)	(5,123)	(11,520)	(27,242)	(9,085)
Adjustments to maintain reserves	(463)	(452)	(1,336)	(930)	55	(481)	(9,765)	(389)

Net equity transactions	(1,208,032)	(1,138,505)	343,513	1,260,676	(1,794,391)	(1,682,328)	17,662,233	4,107,008

Net change in contract owners’ equity	(323,003)	97,519	3,570,812	6,626,834	(982,474)	(252,122)	24,771,289	9,198,445
Contract owners’ equity beginning of period	7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

Contract owners’ equity end of period	$7,431,040	7,754,043	23,011,080	19,440,268	8,132,903	9,115,377	45,815,068	21,043,779

CHANGES IN UNITS:
Beginning units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857
Units purchased	99,289	111,391	383,994	436,569	90,498	55,438	1,669,451	983,740
Units redeemed	(207,608)	(228,649)	(364,762)	(334,525)	(238,264)	(213,797)	(781,063)	(745,986)

Ending units	579,187	687,506	1,298,000	1,278,768	585,653	733,419	2,060,999	1,172,611

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CHSMM		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(142,892)	(191,242)	202,583	1,616,504	(1,399)	50,422	25,782	539,360
Realized gain (loss) on investments	-	-	233,150	(2,212,965)	5,489	4,551,873	(625,517)	(1,165,437)
Change in unrealized gain (loss) on investments	-	-	3,209,906	5,655,141	23,507	8,972,785	2,361,543	2,933,568
Reinvested capital gains	5,376	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,516)	(191,242)	3,645,639	5,058,680	27,597	13,575,080	1,761,808	2,307,491

Equity transactions:
Purchase payments received from contract owners (note 3)	2,533,244	4,385,177	849,573	687,329	(147)	671,313	364,573	425,211
Transfers between funds	(4,086,369)	(7,742,722)	(880,259)	(755,632)	152	(78,119,518)	(548,699)	(648,492)
Redemptions (note 3)	(1,576,519)	(5,069,072)	(6,366,224)	(7,896,741)	9,914	(6,489,214)	(2,223,202)	(2,747,404)
Annuity benefits	(28,854)	(30,144)	(23,423)	(19,393)	(21,470)	(17,449)	(5,619)	(4,914)
Contract maintenance charges (note 2)	(909)	(943)	(23,328)	(28,044)	(169)	(42,119)	(10,117)	(12,060)
Contingent deferred sales charges (note 2)	-	-	(6,159)	(15,661)	(13)	(8,626)	(9,121)	(8,056)
Adjustments to maintain reserves	12	(82)	1,715	10,348	2,439	(715)	155	(554)

Net equity transactions	(3,159,395)	(8,457,786)	(6,448,105)	(8,017,794)	(9,294)	(84,006,328)	(2,432,030)	(2,996,269)

Net change in contract owners’ equity	(3,296,911)	(8,649,028)	(2,802,466)	(2,959,114)	18,303	(70,431,248)	(670,222)	(688,778)
Contract owners’ equity beginning of period	17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

Contract owners’ equity end of period	$13,880,740	17,177,651	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863

CHANGES IN UNITS:
Beginning units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498
Units purchased	445,069	629,697	67,047	104,674	201	77,568	76,074	122,354
Units redeemed	(733,384)	(1,408,751)	(360,636)	(533,728)	(4)	(2,960,030)	(310,256)	(460,487)

Ending units	1,300,472	1,588,787	1,591,690	1,885,279	197	-	1,330,183	1,564,365

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIG2		ACVIP2		ACVI		ACVI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(14,135)	176,028	171,551	285,123	344	350,396	-	17,782
Realized gain (loss) on investments	(338,254)	(572,077)	701,064	(202,624)	1,450	(9,145)	-	(106,214)
Change in unrealized gain (loss) on investments	1,029,127	1,228,206	4,545,535	11,207,481	984	3,849,929	-	318,636
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	676,738	832,157	5,418,150	11,289,980	2,778	4,191,180	-	230,204

Equity transactions:
Purchase payments received from contract owners (note 3)	142,309	122,695	37,011,430	29,026,252	27	(1,394)	-	(1,643)
Transfers between funds	(352,918)	(439,864)	4,695,972	6,687,516	(36)	(28,438,546)	-	(1,679,249)
Redemptions (note 3)	(917,703)	(691,657)	(14,410,969)	(15,901,690)	(204)	(2,198,676)	8	(170,082)
Annuity benefits	-	-	(18,454)	(18,530)	(10,931)	(9,698)	-	-
Contract maintenance charges (note 2)	(1,012)	(1,238)	(294,719)	(99,207)	30	(11,256)	(8)	(172)
Contingent deferred sales charges (note 2)	(4,654)	(7,655)	(133,780)	(161,053)	248	(2,320)	-	(3,420)
Adjustments to maintain reserves	(130)	(415)	33,101	(21,716)	1,207	(159)	-	(40)

Net equity transactions	(1,134,108)	(1,018,134)	26,882,581	19,511,572	(9,659)	(30,662,049)	-	(1,854,606)

Net change in contract owners’ equity	(457,370)	(185,977)	32,300,731	30,801,552	(6,881)	(26,470,869)	-	(1,624,402)
Contract owners’ equity beginning of period	6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

Contract owners’ equity end of period	$5,882,372	6,339,742	184,123,001	151,822,270	27,926	34,807	-	-

CHANGES IN UNITS:
Beginning units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519
Units purchased	73,784	39,610	6,054,243	6,663,755	-	1	-	1,880
Units redeemed	(163,486)	(138,213)	(3,931,184)	(4,990,625)	-	(1,852,746)	-	(130,399)

Ending units	413,946	503,648	14,505,426	12,382,367	-	-	-	-

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI3		ACVI4		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4	203,988	-	97,651	56,210	112,896	269,876	514,738
Realized gain (loss) on investments	23	(2,231,080)	-	(5,595,137)	98,575	(943,068)	(25,351)	(3,319,997)
Change in unrealized gain (loss) on investments	2	4,460,584	-	6,920,566	802,531	1,832,781	7,656,068	10,421,729
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29	2,433,492	-	1,423,080	957,316	1,002,609	7,900,593	7,616,470

Equity transactions:
Purchase payments received from contract owners (note 3)	(80)	490,575	-	112,832	243,156	182,296	11,008,049	7,893,643
Transfers between funds	78	(16,792,113)	-	(10,153,729)	915,161	364,378	7,229,176	(4,075,724)
Redemptions (note 3)	(496)	(1,497,357)	-	(503,635)	(810,082)	(584,248)	(2,986,917)	(2,578,139)
Annuity benefits	(126)	(389)	-	-	(589)	(475)	(78)	(64)
Contract maintenance charges (note 2)	1	(5,154)	-	(5,573)	(2,172)	(2,057)	(95,336)	(33,898)
Contingent deferred sales charges (note 2)	497	(9,555)	-	(6,329)	(2,397)	(1,684)	(58,160)	(33,262)
Adjustments to maintain reserves	33	(393)	-	(99)	360	(1,050)	10,578	(740)

Net equity transactions	(93)	(17,814,386)	-	(10,556,533)	343,437	(42,840)	15,107,312	1,171,816

Net change in contract owners’ equity	(64)	(15,380,894)	-	(9,133,453)	1,300,753	959,769	23,007,905	8,788,286
Contract owners’ equity beginning of period	356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

Contract owners’ equity end of period	$292	356	-	-	6,773,129	5,472,376	59,493,750	36,485,845

CHANGES IN UNITS:
Beginning units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866
Units purchased	8	96,761	-	84,830	333,263	305,302	2,579,927	1,911,374
Units redeemed	(8)	(1,665,532)	-	(1,028,748)	(305,579)	(336,124)	(1,377,366)	(1,823,170)

Ending units	-	-	-	-	563,062	535,378	4,240,631	3,038,070

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVU2		ACVV		ACVV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(9,703)	(119)	(66,189)	151,247	2,586,337	(51,345)	2,632,003
Realized gain (loss) on investments	-	(945,133)	895	(4,034,923)	(15,631,317)	(11,135,716)	(13,226,299)	(10,840,268)
Change in unrealized gain (loss) on investments	-	1,249,487	593	5,190,116	20,600,805	17,564,038	19,807,264	19,372,709
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	294,651	1,369	1,089,004	5,120,735	9,014,659	6,529,620	11,164,444

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,184	500	87,731	1,060,169	1,544,112	862,696	6,366,984
Transfers between funds	-	(2,001,353)	(21)	(8,487,920)	(57,665,014)	(4,659,121)	(77,779,176)	(8,025,228)
Redemptions (note 3)	-	(195,066)	(479)	(543,515)	(8,235,856)	(9,430,977)	(5,762,181)	(5,348,599)
Annuity benefits	-	-	(4,996)	(3,825)	(4,613)	(25,963)	(5,499)	(5,180)
Contract maintenance charges (note 2)	-	(945)	-	(1,276)	(26,642)	(33,770)	(98,187)	(71,058)
Contingent deferred sales charges (note 2)	-	(2,471)	-	(9,569)	(15,156)	(27,418)	(69,597)	(65,413)
Adjustments to maintain reserves	-	(4)	154	302	(16,487)	(542)	(8,382)	(2,130)

Net equity transactions	-	(2,141,655)	(4,842)	(8,958,072)	(64,903,599)	(12,633,679)	(82,860,326)	(7,150,624)

Net change in contract owners’ equity	-	(1,847,004)	(3,473)	(7,869,068)	(59,782,864)	(3,619,020)	(76,330,706)	4,013,820
Contract owners’ equity beginning of period	-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

Contract owners’ equity end of period	$-	-	10,256	13,729	-	59,782,864	-	76,330,706

CHANGES IN UNITS:
Beginning units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904
Units purchased	7	37,922	37	37,609	129,744	257,189	429,881	1,209,254
Units redeemed	(7)	(297,386)	(37)	(906,125)	(3,130,455)	(1,020,219)	(5,737,441)	(1,818,598)

Ending units	-	-	-	-	-	3,000,711	-	5,307,560

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS1		ACVVS2		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(101)	(27,942)	(1)	(122,171)	(621,818)	356,791	1,081,316	1,700,496
Realized gain (loss) on investments	564	(2,967,805)	(40)	(9,420,126)	(11,286,627)	(6,783,770)	6,057,062	(2,732,992)
Change in unrealized gain (loss) on investments	1,137	3,303,758	-	10,407,868	26,527,117	8,152,379	22,351,997	37,276,545
Reinvested capital gains	-	-	-	-	-	5,995,719	-	14,946,956

Net increase (decrease) in contract owners’ equity resulting from operations	1,600	308,011	(41)	865,571	14,618,672	7,721,119	29,490,375	51,191,005

Equity transactions:
Purchase payments received from contract owners (note 3)	(3)	96,084	(317)	121,082	4,960,112	5,162,353	4,682,210	5,273,315
Transfers between funds	3	(3,768,080)	1,551	(12,924,234)	21,430,252	(2,313,592)	(5,629,042)	(6,693,029)
Redemptions (note 3)	-	(366,044)	(1,188)	(567,821)	(5,826,069)	(3,636,181)	(36,103,811)	(36,443,730)
Annuity benefits	(1,673)	(1,743)	-	-	(4,897)	(4,012)	(79,729)	(99,738)
Contract maintenance charges (note 2)	-	(1,157)	(5)	(7,869)	(102,963)	(19,090)	(158,962)	(179,897)
Contingent deferred sales charges (note 2)	-	(1,331)	-	(7,916)	(71,996)	(36,421)	(59,608)	(86,795)
Adjustments to maintain reserves	(1,688)	81	-	(1,910)	(521)	(75)	13,293	(2,921)

Net equity transactions	(3,361)	(4,042,190)	41	(13,388,668)	20,383,918	(847,018)	(37,335,649)	(38,232,795)

Net change in contract owners’ equity	(1,761)	(3,734,179)	-	(12,523,097)	35,002,590	6,874,101	(7,845,274)	12,958,210
Contract owners’ equity beginning of period	9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

Contract owners’ equity end of period	$7,956	9,717	-	-	76,707,320	41,704,730	244,569,444	252,414,718

CHANGES IN UNITS:
Beginning units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308
Units purchased	3	71,109	274	225,386	2,941,522	1,074,035	443,657	638,747
Units redeemed	(3)	(631,596)	(274)	(1,725,243)	(1,727,560)	(1,182,026)	(1,892,585)	(2,462,568)

Ending units	-	-	-	-	3,955,893	2,741,931	8,556,559	10,005,487

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIFS		DSRG		DCAP		DCAPS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$79,260	247,356	(191,862)	(139,377)	215,172	327,763	22,064	99,097
Realized gain (loss) on investments	(871,161)	(2,976,952)	(774,588)	(3,369,538)	(209,369)	(701,338)	(281,883)	(1,271,428)
Change in unrealized gain (loss) on investments	13,240,912	15,639,657	6,371,680	14,809,941	3,312,741	3,053,834	4,370,941	3,564,180
Reinvested capital gains	-	4,719,219	-	-	-	1,888,385	-	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	12,449,011	17,629,280	5,405,230	11,301,026	3,318,544	4,568,644	4,111,122	3,725,733

Equity transactions:
Purchase payments received from contract owners (note 3)	14,966,916	9,962,850	814,615	1,056,220	548,958	547,589	9,263,113	4,671,011
Transfers between funds	(1,227,796)	(234,526)	(804,704)	(699,154)	1,831,544	(854,347)	4,452,593	(1,592,282)
Redemptions (note 3)	(9,195,424)	(8,413,768)	(5,385,669)	(5,115,033)	(3,760,133)	(3,609,451)	(2,154,277)	(1,827,265)
Annuity benefits	(38,333)	(32,498)	(2,372)	(2,639)	(5,330)	(4,242)	(9,617)	(8,861)
Contract maintenance charges (note 2)	(82,378)	(33,888)	(42,148)	(46,365)	(14,828)	(16,853)	(58,217)	(14,120)
Contingent deferred sales charges (note 2)	(107,672)	(103,370)	(10,435)	(13,983)	(9,999)	(11,334)	(25,734)	(23,550)
Adjustments to maintain reserves	(993)	(2,195)	1,697	(287)	2,418	2,438	722	(1,375)

Net equity transactions	4,314,320	1,142,605	(5,429,016)	(4,821,241)	(1,407,370)	(3,946,200)	11,468,583	1,203,558

Net change in contract owners’ equity	16,763,331	18,771,885	(23,786)	6,479,785	1,911,174	622,444	15,579,705	4,929,291
Contract owners’ equity beginning of period	92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

Contract owners’ equity end of period	$109,245,768	92,482,437	45,094,184	45,117,970	27,759,350	25,848,176	39,007,042	23,427,337

CHANGES IN UNITS:
Beginning units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407
Units purchased	2,133,320	2,167,187	49,938	85,728	306,768	250,357	1,307,071	708,681
Units redeemed	(1,780,689)	(2,070,591)	(297,429)	(360,538)	(414,117)	(596,126)	(468,261)	(618,109)

Ending units	7,353,016	7,000,385	1,858,295	2,105,786	1,798,776	1,906,125	2,607,789	1,768,979

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVDLS		DGI		FCA2S		FALFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,271)	(1,675)	(20,322)	(1,925)	(19,881)	(12,783)	12,998	5,646
Realized gain (loss) on investments	(246,444)	(312,921)	197,362	(505,313)	38,153	(83,452)	(376,860)	(342,280)
Change in unrealized gain (loss) on investments	651,736	585,449	2,119,622	3,764,193	191,867	257,704	395,018	455,714
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	395,021	270,853	2,296,662	3,256,955	210,139	161,469	31,156	119,080

Equity transactions:
Purchase payments received from contract owners (note 3)	26,374	8,279	374,430	412,574	11,267	31,930	18,910	22,124
Transfers between funds	311,159	5,547	192,437	(437,048)	795,984	(166,484)	(947,870)	(17,407)
Redemptions (note 3)	(157,176)	(130,889)	(2,379,876)	(2,404,748)	(424,554)	(289,466)	(26,296)	(96,604)
Annuity benefits	(122)	(96)	(920)	(757)	-	-	-	-
Contract maintenance charges (note 2)	(363)	(366)	(10,993)	(12,311)	(433)	(360)	(47)	(230)
Contingent deferred sales charges (note 2)	(1,761)	(2,006)	(5,807)	(7,805)	(5,307)	(5,652)	(185)	(2,844)
Adjustments to maintain reserves	(128)	(107)	392	(174)	(129)	(172)	1	(82)

Net equity transactions	177,983	(119,638)	(1,830,337)	(2,450,269)	376,828	(430,204)	(955,487)	(95,043)

Net change in contract owners’ equity	573,004	151,215	466,325	806,686	586,967	(268,735)	(924,331)	24,037
Contract owners’ equity beginning of period	1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

Contract owners’ equity end of period	$1,956,247	1,383,243	15,366,485	14,900,160	2,289,941	1,702,974	-	924,331

CHANGES IN UNITS:
Beginning units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239
Units purchased	52,455	15,635	79,458	73,374	90,789	21,135	1,741	17,076
Units redeemed	(36,506)	(30,440)	(232,694)	(333,852)	(65,656)	(61,075)	(87,897)	(26,159)

Ending units	146,633	130,684	1,135,487	1,288,723	159,179	134,046	-	86,156

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$176,562	(2,254)	475,406	649,092	1,732,004	2,338,098	(3,168,300)	(898,309)
Realized gain (loss) on investments	(378,818)	(266,274)	133,379	(230,073)	102,628	(1,124,820)	(69,631,655)	(25,070,556)
Change in unrealized gain (loss) on investments	259,775	2,896	295,834	1,713,072	1,639,326	7,035,508	100,383,820	85,069,691
Reinvested capital gains	-	141,524	-	-	-	-	23	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	57,519	(124,108)	904,619	2,132,091	3,473,958	8,248,786	27,583,888	59,157,616

Equity transactions:
Purchase payments received from contract owners (note 3)	33,933	339,875	310,910	236,706	854,504	785,805	3,115,459	4,233,973
Transfers between funds	(7,011,235)	(698,208)	1,131,048	1,174,874	(335,841)	2,266,645	(240,940,134)	(13,251,234)
Redemptions (note 3)	(329,878)	(1,207,853)	(2,407,565)	(2,281,306)	(6,715,398)	(5,676,163)	(20,895,346)	(20,224,818)
Annuity benefits	-	-	(224)	(618)	-	-	(25,254)	(13,242)
Contract maintenance charges (note 2)	(207)	(1,743)	(5,689)	(6,382)	(15,285)	(15,807)	(69,115)	(75,834)
Contingent deferred sales charges (note 2)	(555)	(8,812)	(3,388)	(7,576)	(89,961)	(74,155)	(232,230)	(263,909)
Adjustments to maintain reserves	(14)	252	(234)	(201)	(643)	(418)	(46,000)	(1,428)

Net equity transactions	(7,307,956)	(1,576,489)	(975,142)	(884,503)	(6,302,624)	(2,714,093)	(259,092,620)	(29,596,492)

Net change in contract owners’ equity	(7,250,437)	(1,700,597)	(70,523)	1,247,588	(2,828,666)	5,534,693	(231,508,732)	29,561,124
Contract owners’ equity beginning of period	7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

Contract owners’ equity end of period	$-	7,250,437	12,879,317	12,949,840	50,963,526	53,792,192	-	231,508,732

CHANGES IN UNITS:
Beginning units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369
Units purchased	60,523	888,808	262,273	358,525	873,867	1,006,715	933,909	1,352,059
Units redeemed	(806,972)	(1,060,818)	(332,795)	(431,422)	(1,388,794)	(1,285,122)	(14,987,749)	(3,636,588)

Ending units	-	746,449	917,867	988,389	4,051,047	4,565,974	-	14,053,840

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIP		FVSS2		FHIP		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,550,903	3,174,105	(169,012)	(128,769)	3,708,653	3,846,362	550,326	1,633,540
Realized gain (loss) on investments	(20,414,460)	(50,571,509)	(1,182,072)	(2,813,966)	(1,264,493)	(5,007,873)	(3,423,574)	(12,329,833)
Change in unrealized gain (loss) on investments	65,912,237	136,199,989	4,154,865	7,500,826	4,797,748	22,366,884	22,330,240	50,035,162
Reinvested capital gains	-	-	-	-	-	-	839,890	265,459

Net increase (decrease) in contract owners’ equity resulting from operations	47,048,680	88,802,585	2,803,781	4,558,091	7,241,908	21,205,373	20,296,882	39,604,328

Equity transactions:
Purchase payments received from contract owners (note 3)	5,754,737	6,205,838	273,924	410,715	(264)	(2,165)	2,742,654	2,373,177
Transfers between funds	(9,182,266)	(12,821,287)	(306,786)	(131,406)	(1,759,291)	(3,080,145)	(1,014,013)	(3,384,618)
Redemptions (note 3)	(55,327,893)	(52,695,712)	(1,840,149)	(1,068,457)	(9,672,832)	(9,258,000)	(25,602,906)	(23,729,695)
Annuity benefits	(131,887)	(136,425)	-	-	(10,064)	(10,106)	(36,725)	(40,929)
Contract maintenance charges (note 2)	(220,817)	(244,126)	(2,146)	(1,935)	(35,313)	(40,517)	(107,245)	(119,993)
Contingent deferred sales charges (note 2)	(63,970)	(90,150)	(14,717)	(9,856)	(9,034)	(12,509)	(10,101)	(30,770)
Adjustments to maintain reserves	14,092	(650)	(1,385)	(882)	661	333	7,038	2,460

Net equity transactions	(59,158,004)	(59,782,512)	(1,891,259)	(801,821)	(11,486,137)	(12,403,109)	(24,021,298)	(24,930,368)

Net change in contract owners’ equity	(12,109,324)	29,020,073	912,522	3,756,270	(4,244,229)	8,802,264	(3,724,416)	14,673,960
Contract owners’ equity beginning of period	393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

Contract owners’ equity end of period	$381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472	171,799,599	175,524,015

CHANGES IN UNITS:
Beginning units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315
Units purchased	218,143	362,215	116,409	178,519	-	318	165,488	147,832
Units redeemed	(1,864,004)	(2,514,851)	(224,724)	(244,837)	(454,419)	(627,418)	(967,561)	(1,167,151)

Ending units	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774	5,144,923	5,946,996

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCP		FNRS2		FEI2		FF10S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,313,796)	83,611	(854,859)	(867,514)	193,759	545,405	36,803	120,532
Realized gain (loss) on investments	(18,555,775)	(22,120,802)	(6,920,480)	(7,593,646)	(2,745,307)	(9,021,837)	(278,312)	(569,649)
Change in unrealized gain (loss) on investments	68,716,596	120,739,144	18,950,653	32,669,819	19,212,224	33,325,206	741,465	1,402,363
Reinvested capital gains	97	90,297	-	-	-	-	98,549	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	45,847,122	98,792,250	11,175,314	24,208,659	16,660,676	24,848,774	598,505	992,905

Equity transactions:
Purchase payments received from contract owners (note 3)	5,552,767	6,821,498	5,705,524	6,422,976	22,550,845	12,481,142	123,087	92,303
Transfers between funds	(378,116,736)	(12,398,175)	(6,463,378)	(413,486)	1,822,660	(2,674,115)	838,943	488,214
Redemptions (note 3)	(47,751,851)	(50,794,183)	(7,533,027)	(6,702,847)	(10,765,077)	(10,433,888)	(1,311,392)	(825,662)
Annuity benefits	(85,742)	(87,479)	(233)	(768)	(1,474)	(1,254)	(8,700)	(7,636)
Contract maintenance charges (note 2)	(177,024)	(207,672)	(14,783)	(15,951)	(172,506)	(82,234)	(2,359)	(2,329)
Contingent deferred sales charges (note 2)	(73,627)	(113,711)	(56,051)	(68,245)	(111,912)	(251,129)	(3,490)	(1,589)
Adjustments to maintain reserves	(215,974)	(10,335)	2,083	(1,918)	2,213	(1,855)	1,057	671

Net equity transactions	(420,868,187)	(56,790,057)	(8,359,865)	(780,239)	13,324,749	(963,333)	(362,854)	(256,028)

Net change in contract owners’ equity	(375,021,065)	42,002,193	2,815,449	23,428,420	29,985,425	23,885,441	235,651	736,877
Contract owners’ equity beginning of period	375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

Contract owners’ equity end of period	$-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773	5,488,728	5,253,077

CHANGES IN UNITS:
Beginning units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668
Units purchased	409,619	720,719	1,295,583	2,296,029	3,075,775	2,091,396	138,863	130,499
Units redeemed	(13,117,161)	(3,124,645)	(1,938,160)	(2,377,984)	(2,085,159)	(2,260,364)	(169,570)	(157,074)

Ending units	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964	477,386	508,093

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF10S2		FF20S		FF20S2		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$452,350	1,199,282	80,982	133,390	1,755,845	1,862,031	44,859	45,975
Realized gain (loss) on investments	(494,859)	(911,806)	(430,284)	(870,487)	(207,823)	(646,486)	(482,715)	(333,035)
Change in unrealized gain (loss) on investments	6,309,170	9,253,943	1,325,951	2,145,104	18,687,982	17,608,358	1,171,591	1,423,051
Reinvested capital gains	1,466,028	364,305	68,157	75,482	1,435,518	1,023,590	45,140	54,824

Net increase (decrease) in contract owners’ equity resulting from operations	7,732,689	9,905,724	1,044,806	1,483,489	21,671,522	19,847,493	778,875	1,190,815

Equity transactions:
Purchase payments received from contract owners (note 3)	19,370,241	13,346,968	540,800	480,799	81,771,325	38,725,970	565,208	703,602
Transfers between funds	10,339,687	(379,216)	1,971,893	1,127,121	15,567,742	317,281	959,466	675,431
Redemptions (note 3)	(7,788,291)	(3,310,622)	(1,308,802)	(1,157,533)	(5,816,996)	(4,458,010)	(968,091)	(551,964)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(231,602)	(84,731)	(4,407)	(3,846)	(673,739)	(236,602)	(4,414)	(3,668)
Contingent deferred sales charges (note 2)	(94,512)	(52,216)	(5,025)	(9,415)	(108,273)	(75,540)	(10,728)	(2,624)
Adjustments to maintain reserves	(1,854)	(404)	260	(79)	(7,877)	(514)	1,151	(48)

Net equity transactions	21,593,669	9,519,779	1,194,719	437,047	90,732,182	34,272,585	542,592	820,729

Net change in contract owners’ equity	29,326,358	19,425,503	2,239,525	1,920,536	112,403,704	54,120,078	1,321,467	2,011,544
Contract owners’ equity beginning of period	61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

Contract owners’ equity end of period	$90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511	6,737,911	5,416,444

CHANGES IN UNITS:
Beginning units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061
Units purchased	3,120,875	1,631,776	310,478	274,223	9,141,684	4,330,773	187,774	201,147
Units redeemed	(1,280,613)	(696,703)	(193,327)	(228,058)	(1,244,593)	(856,892)	(136,808)	(92,238)

Ending units	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737	640,936	589,970

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF30S2		FGOP		FGP		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,413	53,612	(175,200)	(108,510)	(3,666,356)	(2,856,548)	(739,094)	(540,755)
Realized gain (loss) on investments	(678,649)	(701,172)	2,696,753	(52,792)	(15,781,781)	(34,977,296)	(1,666,959)	(3,073,061)
Change in unrealized gain (loss) on investments	3,123,165	4,641,420	322,636	4,766,496	89,947,399	114,061,560	12,467,308	12,898,364
Reinvested capital gains	156,478	203,381	-	-	1,155,600	276,561	176,958	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	2,631,407	4,197,241	2,844,189	4,605,194	71,654,862	76,504,277	10,238,213	9,319,351

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,511	1,763,108	290,616	393,498	6,097,660	6,322,299	9,721,647	5,668,639
Transfers between funds	157,460	846,790	(15,267,516)	(30,944)	(5,951,204)	(9,988,799)	3,316,106	(2,521,812)
Redemptions (note 3)	(1,636,027)	(1,296,683)	(2,225,735)	(1,980,402)	(48,615,322)	(44,789,037)	(5,137,585)	(4,010,606)
Annuity benefits	-	-	-	-	(100,721)	(124,189)	(2,197)	(865)
Contract maintenance charges (note 2)	(4,436)	(3,841)	(10,619)	(11,949)	(273,092)	(299,334)	(58,419)	(25,263)
Contingent deferred sales charges (note 2)	(18,087)	(18,558)	(5,221)	(7,364)	(61,613)	(100,844)	(51,166)	(46,451)
Adjustments to maintain reserves	(457)	(302)	2,306	(478)	7,465	(437)	211	(967)

Net equity transactions	1,466,964	1,290,514	(17,216,169)	(1,637,639)	(48,896,827)	(48,980,341)	7,788,597	(937,325)

Net change in contract owners’ equity	4,098,371	5,487,755	(14,371,980)	2,967,555	22,758,035	27,523,936	18,026,810	8,382,026
Contract owners’ equity beginning of period	18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

Contract owners’ equity end of period	$22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278	62,853,145	44,826,335

CHANGES IN UNITS:
Beginning units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535
Units purchased	477,279	350,148	145,970	155,429	232,193	263,397	1,656,436	1,160,938
Units redeemed	(364,630)	(198,719)	(1,803,596)	(391,109)	(1,401,417)	(1,792,485)	(1,105,326)	(1,258,686)

Ending units	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028	4,203,897	3,652,787

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIPR		FIGBS		FIGBP2		FMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,592,266	1,518,854	621,477	1,679,780	5,419,976	28,357,638	(260,828)	(118,154)
Realized gain (loss) on investments	3,777,050	(2,269,294)	491,823	(137,050)	10,522,262	(2,273,040)	(739,010)	(2,099,856)
Change in unrealized gain (loss) on investments	(2,761,427)	7,925,431	467,549	1,554,955	9,738,715	24,991,543	7,173,888	7,712,842
Reinvested capital gains	-	-	325,830	99,280	4,715,302	1,820,102	87,760	99,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,607,889	7,174,991	1,906,679	3,196,965	30,396,255	52,896,243	6,261,810	5,594,050

Equity transactions:
Purchase payments received from contract owners (note 3)	1,040,372	1,391,891	827,284	701,306	40,508,340	33,194,622	1,069,001	1,000,536
Transfers between funds	(63,664)	6,050,206	3,471,056	10,837,872	(120,889,695)	52,988,373	9,609,496	4,985,955
Redemptions (note 3)	(3,618,694)	(3,699,310)	(5,407,389)	(4,537,863)	(37,039,755)	(28,789,262)	(3,954,906)	(2,968,787)
Annuity benefits	-	-	(4,658)	(4,333)	(17,271)	(8,897)	(586)	(1,224)
Contract maintenance charges (note 2)	(7,075)	(6,972)	(9,111)	(8,770)	(1,532,932)	(1,316,304)	(9,428)	(7,737)
Contingent deferred sales charges (note 2)	(10,592)	(7,703)	(7,785)	(17,973)	(495,177)	(457,895)	(9,282)	(7,974)
Adjustments to maintain reserves	(292)	8,803	(462)	20	(1,418)	33,581	(3,682)	(98)

Net equity transactions	(2,659,945)	3,736,915	(1,131,065)	6,970,259	(119,467,908)	55,644,218	6,700,613	3,000,671

Net change in contract owners’ equity	(52,056)	10,911,906	775,614	10,167,224	(89,071,653)	108,540,461	12,962,423	8,594,721
Contract owners’ equity beginning of period	25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

Contract owners’ equity end of period	$25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248	35,188,523	22,226,100

CHANGES IN UNITS:
Beginning units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889
Units purchased	1,410,293	2,390,042	889,884	1,510,402	8,850,172	14,598,605	1,400,540	1,262,057
Units redeemed	(1,683,329)	(1,910,299)	(969,584)	(887,877)	(18,389,039)	(10,061,677)	(808,794)	(895,729)

Ending units	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353	2,988,963	2,397,217

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMC2		FOP		FOPR		FO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,178,209)	(1,794,811)	24,528	512,776	16,545	244,287	(10,238)	12,249
Realized gain (loss) on investments	(3,955,894)	(9,843,428)	368,813	(1,424,829)	(360,401)	(2,206,520)	(35,698)	(249,330)
Change in unrealized gain (loss) on investments	58,356,537	61,150,148	6,620,606	15,401,818	3,609,263	8,971,600	435,592	1,052,564
Reinvested capital gains	710,996	853,680	124,665	213,223	59,679	104,674	6,998	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	51,933,430	50,365,589	7,138,612	14,702,988	3,325,086	7,114,041	396,654	827,468

Equity transactions:
Purchase payments received from contract owners (note 3)	33,889,981	22,745,137	7	927	1,263,900	1,698,782	(17)	113
Transfers between funds	11,719,073	(4,399,233)	(1,458,578)	(1,856,109)	(1,480,423)	(2,466,935)	(92,493)	(269,686)
Redemptions (note 3)	(19,951,092)	(13,174,342)	(8,376,602)	(8,431,504)	(4,766,393)	(5,668,926)	(293,688)	(677,127)
Annuity benefits	(12,743)	(9,512)	(12,537)	(15,745)	(1,861)	(1,643)	-	-
Contract maintenance charges (note 2)	(316,759)	(149,811)	(46,317)	(52,795)	(13,895)	(16,481)	(479)	(592)
Contingent deferred sales charges (note 2)	(277,132)	(165,128)	(3,041)	(5,128)	(15,136)	(16,455)	(1,142)	(6,179)
Adjustments to maintain reserves	81	(2,892)	4,210	748	3,047	110	(57)	(262)

Net equity transactions	25,051,409	4,844,219	(9,892,858)	(10,359,606)	(5,010,761)	(6,471,548)	(387,876)	(953,733)

Net change in contract owners’ equity	76,984,839	55,209,808	(2,754,246)	4,343,382	(1,685,675)	642,493	8,778	(126,265)
Contract owners’ equity beginning of period	187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

Contract owners’ equity end of period	$264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951	3,912,132	3,903,354

CHANGES IN UNITS:
Beginning units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835
Units purchased	3,478,637	2,808,022	-	-	221,624	286,249	25,489	-
Units redeemed	(2,423,235)	(2,505,076)	(441,909)	(557,952)	(605,067)	(878,485)	(52,210)	(61,954)

Ending units	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534	198,160	224,881

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FVSS		FTVIS2		FTVRD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(155,288)	219,488	(68,031)	(47,236)	5,906,513	5,912,750	(7,200)	(121,859)
Realized gain (loss) on investments	(5,340,828)	(3,191,714)	(1,245,208)	(3,081,921)	(2,825,865)	(4,985,586)	(274,493)	(2,416,337)
Change in unrealized gain (loss) on investments	11,614,533	13,102,396	2,827,530	5,693,877	9,287,109	25,793,817	11,999,565	11,464,029
Reinvested capital gains	107,480	136,178	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,225,897	10,266,348	1,514,291	2,564,720	12,367,757	26,720,981	11,717,872	8,925,833

Equity transactions:
Purchase payments received from contract owners (note 3)	8,057,171	6,869,227	214,711	227,963	10,337,411	9,424,692	760,707	1,190,922
Transfers between funds	(2,099,503)	4,039,139	447,023	403,046	5,133,496	1,426,480	45,097	(3,419,898)
Redemptions (note 3)	(4,821,511)	(3,619,830)	(1,202,523)	(1,009,455)	(12,244,742)	(8,993,697)	(9,210,237)	(6,864,871)
Annuity benefits	(6,611)	(5,308)	(1,376)	(1,108)	(19,269)	(14,388)	(6,817)	(4,094)
Contract maintenance charges (note 2)	(81,431)	(40,104)	(3,639)	(3,642)	(13,546)	(13,873)	(8,840)	(9,766)
Contingent deferred sales charges (note 2)	(82,598)	(42,068)	(2,701)	(8,783)	(119,936)	(66,084)	(84,347)	(74,913)
Adjustments to maintain reserves	(3,232)	(653)	(97)	(54)	(966)	23,745	8	(2,070)

Net equity transactions	962,285	7,200,403	(548,602)	(392,033)	3,072,448	1,786,875	(8,504,429)	(9,184,690)

Net change in contract owners’ equity	7,188,182	17,466,751	965,689	2,172,687	15,440,205	28,507,856	3,213,443	(258,857)
Contract owners’ equity beginning of period	53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

Contract owners’ equity end of period	$60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427	72,181,881	68,968,438

CHANGES IN UNITS:
Beginning units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955
Units purchased	1,730,747	1,849,285	249,001	372,235	2,809,474	2,516,184	604,527	349,332
Units redeemed	(1,623,820)	(1,076,666)	(301,053)	(414,175)	(2,541,314)	(2,476,486)	(1,232,496)	(1,173,063)

Ending units	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434	4,554,255	5,182,224

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVSV2		FTVDM3		TIF2		TIF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,568,786)	(1,028,817)	17,314	696,363	20,490	98,056	27,951	6,707,139
Realized gain (loss) on investments	6,312,921	(16,701,595)	(5,077,579)	(5,727,648)	23,162	(177,966)	(2,834,134)	(162,481,939)
Change in unrealized gain (loss) on investments	32,414,932	59,711,793	9,737,861	19,304,931	280,684	1,398,505	8,258,267	177,706,175
Reinvested capital gains	-	2,307,442	-	105,137	-	214,753	-	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	37,159,067	44,288,823	4,677,596	14,378,783	324,336	1,533,348	5,452,084	33,684,783

Equity transactions:
Purchase payments received from contract owners (note 3)	10,840,678	7,292,513	817,893	900,004	2,085	9,873	1,542,319	12,467,713
Transfers between funds	(50,543,704)	87,122,390	(3,317,708)	4,014,508	(237,068)	(431,845)	(4,298,679)	(190,620,641)
Redemptions (note 3)	(13,436,969)	(7,938,017)	(3,370,005)	(2,900,889)	(397,089)	(447,109)	(6,354,505)	(10,563,420)
Annuity benefits	(6,021)	(5,201)	-	-	(360)	(350)	(2,495)	(318)
Contract maintenance charges (note 2)	(464,955)	(279,709)	(5,017)	(4,914)	(401)	(434)	(202,972)	(557,398)
Contingent deferred sales charges (note 2)	(186,998)	(111,460)	(24,795)	(28,606)	(4,627)	(5,677)	(82,895)	(144,859)
Adjustments to maintain reserves	7,250	(3,209)	2,829	(763)	(99)	(306)	2,058	183,889

Net equity transactions	(53,790,719)	86,077,307	(5,896,803)	1,979,340	(637,559)	(875,848)	(9,397,169)	(189,235,034)

Net change in contract owners’ equity	(16,631,652)	130,366,130	(1,219,207)	16,358,123	(313,223)	657,500	(3,945,085)	(155,550,251)
Contract owners’ equity beginning of period	182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

Contract owners’ equity end of period	$165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688	87,868,308	91,813,393

CHANGES IN UNITS:
Beginning units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259
Units purchased	2,202,608	9,591,118	486,051	928,612	18,837	-	657,299	3,952,853
Units redeemed	(5,186,259)	(2,761,979)	(865,096)	(802,445)	(54,682)	(58,026)	(1,362,917)	(22,199,347)

Ending units	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587	6,154,147	6,859,765

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGI3		FTVFA2		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(110,061)	9,060,672	101,973	157,661	(232)	(521,354)	-	(64,397)
Realized gain (loss) on investments	873,615	1,282,583	356,290	(366,788)	17,863	15,857,466	-	(1,070,340)
Change in unrealized gain (loss) on investments	9,212,709	517,648	992,127	1,969,640	(7,856)	(7,397,692)	-	2,228,008
Reinvested capital gains	217,667	-	1,277	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,193,930	10,860,903	1,451,667	1,760,513	9,775	7,938,420	-	1,093,271

Equity transactions:
Purchase payments received from contract owners (note 3)	6,784,034	2,668,657	5,868,945	6,321,411	(166)	571,976	(8)	98,483
Transfers between funds	17,570,913	1,582,994	754,855	1,620,700	(129)	(69,785,469)	9	(8,566,303)
Redemptions (note 3)	(9,080,254)	(9,167,943)	(2,955,036)	(948,779)	7,278	(5,764,253)	-	(641,337)
Annuity benefits	(15,955)	(17,021)	-	-	(7,871)	(11,806)	-	(12)
Contract maintenance charges (note 2)	(11,515)	(11,751)	(1,095)	(603)	(207)	(38,813)	-	(4,096)
Contingent deferred sales charges (note 2)	(54,012)	(82,461)	(2,459)	(3,751)	1,091	(11,533)	-	(3,916)
Adjustments to maintain reserves	(12,996)	(24,041)	(1,772)	(42)	(4,265)	(48,091)	(1)	190

Net equity transactions	15,180,215	(5,051,566)	3,663,438	6,988,936	(4,269)	(75,087,989)	-	(9,116,991)

Net change in contract owners’ equity	25,374,145	5,809,337	5,115,105	8,749,449	5,506	(67,149,569)	-	(8,023,720)
Contract owners’ equity beginning of period	78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

Contract owners’ equity end of period	$103,437,839	78,063,694	16,874,811	11,759,706	25,320	19,814	-	-

CHANGES IN UNITS:
Beginning units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163
Units purchased	2,422,334	2,258,541	986,938	1,154,824	146	35,779	3	29,042
Units redeemed	(1,477,826)	(2,695,060)	(538,514)	(219,971)	(5)	(2,447,137)	(3)	(957,205)

Ending units	6,305,385	5,360,877	1,840,165	1,391,741	153	12	-	-

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMMCGS		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3)	(72,565)	-	(41,169)	(137)	(618,068)	-	(82,223)
Realized gain (loss) on investments	(95)	(4,434,330)	-	(1,421,498)	452	(39,029,244)	-	(5,457,396)
Change in unrealized gain (loss) on investments	(1)	5,866,895	-	1,979,893	6,082	64,756,294	-	7,341,128
Reinvested capital gains	-	-	-	-	-	4,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99)	1,360,000	-	517,226	6,397	25,113,241	-	1,801,509

Equity transactions:
Purchase payments received from contract owners (note 3)	48,136	24,481	62	50,329	(36,937)	997,299	8,294	140,028
Transfers between funds	(40,791)	(8,545,390)	(62)	(5,056,437)	24,559	(90,706,823)	8,417	(9,599,543)
Redemptions (note 3)	(6,608)	(563,846)	-	(323,000)	39,552	(6,887,642)	(16,711)	(605,109)
Annuity benefits	-	(137)	-	-	(2,578)	(11,737)	-	-
Contract maintenance charges (note 2)	(643)	(2,587)	-	(450)	23	(33,737)	-	(6,101)
Contingent deferred sales charges (note 2)	-	(10,980)	-	(5,711)	(24)	(12,819)	-	(5,878)
Adjustments to maintain reserves	5	(203)	-	(18)	813	49,686	-	(339)

Net equity transactions	99	(9,098,662)	-	(5,335,287)	25,408	(96,605,773)	-	(10,076,942)

Net change in contract owners’ equity	-	(7,738,662)	-	(4,818,061)	31,805	(71,492,532)	-	(8,275,433)
Contract owners’ equity beginning of period	-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

Contract owners’ equity end of period	$-	-	-	-	53,055	21,250	-	-

CHANGES IN UNITS:
Beginning units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019
Units purchased	5,556	71,444	1	23,346	2,459	220,012	1,657	407,193
Units redeemed	(5,556)	(1,096,736)	(1)	(423,565)	(1,460)	(4,251,058)	(1,657)	(1,623,212)

Ending units	-	-	-	-	999	-	-	-

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVMS		OVCAFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(62,280)	(58,760)	(409,814)	154,673	48,938	(662,696)	(544,386)	(572,973)
Realized gain (loss) on investments	(728,803)	(795,653)	(1,214,608)	(3,148,859)	(3,653,058)	(9,090,699)	2,014,524	(1,313,445)
Change in unrealized gain (loss) on investments	1,375,485	1,557,483	7,053,405	9,269,298	8,793,270	18,670,311	541,792	14,525,185
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	584,402	703,070	5,428,983	6,275,112	5,189,150	8,916,916	2,011,930	12,638,767

Equity transactions:
Purchase payments received from contract owners (note 3)	114,716	105,248	799,156	410,334	791,672	1,114,483	651,219	1,547,335
Transfers between funds	1,998,037	(62,224)	1,795,865	(1,468,124)	(1,703,465)	(2,901,639)	(38,330,419)	(3,491,963)
Redemptions (note 3)	(556,345)	(361,534)	(2,665,073)	(2,398,598)	(7,162,615)	(8,471,447)	(4,412,489)	(3,783,354)
Annuity benefits	-	-	(2,682)	(2,385)	(8,391)	(12,249)	-	-
Contract maintenance charges (note 2)	(1,311)	(1,304)	(10,796)	(10,330)	(30,250)	(34,905)	(15,047)	(12,191)
Contingent deferred sales charges (note 2)	(2,005)	(3,770)	(25,075)	(33,633)	(6,203)	(13,922)	(52,899)	(59,317)
Adjustments to maintain reserves	(292)	(300)	3,944	(1,631)	(4,363)	(1,461)	248	(1,844)

Net equity transactions	1,552,800	(323,884)	(104,661)	(3,504,367)	(8,123,615)	(10,321,140)	(42,159,387)	(5,801,334)

Net change in contract owners’ equity	2,137,202	379,186	5,324,322	2,770,745	(2,934,465)	(1,404,224)	(40,147,457)	6,837,433
Contract owners’ equity beginning of period	4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

Contract owners’ equity end of period	$6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345	-	40,147,457

CHANGES IN UNITS:
Beginning units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621
Units purchased	297,945	113,019	487,146	161,426	43,597	84,968	255,464	475,266
Units redeemed	(189,145)	(147,946)	(511,923)	(495,458)	(420,597)	(652,399)	(3,291,127)	(1,016,224)

Ending units	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729	-	3,035,663

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGR		OVB		OVGS3		OVGS4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(458,008)	(419,303)	219,581	(573,349)	85,080	542,421	(162,565)	239,474
Realized gain (loss) on investments	5,202,460	(1,103,830)	(3,620,686)	(7,488,091)	556,222	(1,860,430)	(1,000,580)	(3,022,142)
Change in unrealized gain (loss) on investments	(2,127,409)	16,507,254	7,422,046	11,077,767	7,723,897	18,953,659	9,908,518	19,828,717
Reinvested capital gains	-	-	-	-	-	1,254,910	-	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	2,617,043	14,984,121	4,020,941	3,016,327	8,365,199	18,890,560	8,745,373	18,276,482

Equity transactions:
Purchase payments received from contract owners (note 3)	947,884	1,164,832	701,672	967,262	2,527,645	3,466,774	3,648,389	2,894,575
Transfers between funds	(44,842,183)	(1,831,921)	(1,006,520)	(1,291,294)	(1,958,377)	(2,115,944)	(2,312,676)	(3,744,690)
Redemptions (note 3)	(6,011,453)	(6,596,198)	(6,039,727)	(8,187,848)	(9,776,125)	(10,282,368)	(5,551,510)	(4,250,857)
Annuity benefits	(15,656)	(15,107)	(8,498)	(8,547)	(10,417)	(10,102)	(591)	-
Contract maintenance charges (note 2)	(30,536)	(36,661)	(22,526)	(26,715)	(27,637)	(30,897)	(8,778)	(9,317)
Contingent deferred sales charges (note 2)	(15,978)	(24,739)	(8,788)	(17,654)	(32,346)	(52,262)	(60,821)	(64,159)
Adjustments to maintain reserves	(81,119)	(361)	2,603	2,604	2,629	(1,300)	249	(2,023)

Net equity transactions	(50,049,041)	(7,340,155)	(6,381,784)	(8,562,192)	(9,274,628)	(9,026,099)	(4,285,738)	(5,176,471)

Net change in contract owners’ equity	(47,431,998)	7,643,966	(2,360,843)	(5,545,865)	(909,429)	9,864,461	4,459,635	13,100,011
Contract owners’ equity beginning of period	47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

Contract owners’ equity end of period	$-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623	71,541,253	67,081,618

CHANGES IN UNITS:
Beginning units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169
Units purchased	97,338	192,523	151,435	205,355	252,926	428,687	572,329	561,561
Units redeemed	(3,421,106)	(846,204)	(547,898)	(838,712)	(740,387)	(1,037,705)	(910,629)	(1,120,657)

Ending units	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444	4,965,773	5,304,073

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVGSS		OVHI3		OVHI4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$160,617	1,178,954	(15,259)	52,153	22,999	(4,231)	274,978	(101,425)
Realized gain (loss) on investments	8,201,720	3,579,671	144,851	(361,081)	90,896	(396,093)	804,994	(7,209,790)
Change in unrealized gain (loss) on investments	8,742,885	31,457,106	1,187,915	3,214,090	(24,700)	458,920	(217,501)	8,369,274
Reinvested capital gains	-	2,661,461	-	217,587	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,105,222	38,877,192	1,317,507	3,122,749	89,195	58,596	862,471	1,058,059

Equity transactions:
Purchase payments received from contract owners (note 3)	60	5,379	772	-	47,955	47,205	338,491	1,023,270
Transfers between funds	(3,887,700)	(4,921,085)	(680,275)	(579,629)	103,749	84,840	156,026	2,029,683
Redemptions (note 3)	(16,389,889)	(16,458,494)	(1,582,132)	(769,962)	(65,716)	(60,076)	(888,426)	(1,165,305)
Annuity benefits	(32,381)	(30,650)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63,811)	(71,378)	(1,065)	(1,217)	(305)	(302)	(724)	(577)
Contingent deferred sales charges (note 2)	(8,804)	(15,211)	(12,386)	(13,353)	(40)	(794)	(5,910)	(2,640)
Adjustments to maintain reserves	(24,402)	1,684	228	(248)	(61)	42	(275)	(290)

Net equity transactions	(20,406,927)	(21,489,755)	(2,274,858)	(1,364,409)	85,582	70,915	(400,818)	1,884,141

Net change in contract owners’ equity	(3,301,705)	17,387,437	(957,351)	1,758,340	174,777	129,511	461,653	2,942,200
Contract owners’ equity beginning of period	134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

Contract owners’ equity end of period	$131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251	7,562,792	7,101,139

CHANGES IN UNITS:
Beginning units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239
Units purchased	-	60	44,325	-	367,487	287,182	1,605,026	3,852,811
Units redeemed	(563,789)	(770,992)	(162,715)	(91,416)	(323,773)	(260,784)	(1,761,662)	(3,081,371)

Ending units	3,271,262	3,835,051	466,144	584,534	196,791	153,077	2,685,043	2,841,679

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,246	(629)	161,244	(52,789)	(23,433)	79,189	(2,439,041)	(767,834)
Realized gain (loss) on investments	(4,627)	(63,621)	(2,094,904)	(3,280,723)	(87,059)	(625,644)	(42,293,327)	(44,657,022)
Change in unrealized gain (loss) on investments	8,272	74,958	2,350,135	4,048,215	1,818,433	3,511,423	79,731,748	106,998,606
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,891	10,708	416,475	714,703	1,707,941	2,964,968	34,999,380	61,573,750

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3	(67)	428,671	527,853	11,091,864	9,191,540
Transfers between funds	(148)	(5,578)	(247,613)	(343,583)	(811,237)	(549,434)	(82,185,141)	(19,062,783)
Redemptions (note 3)	(705)	(11,677)	(355,029)	(395,145)	(2,222,224)	(1,996,915)	(20,982,246)	(15,485,711)
Annuity benefits	-	-	(879)	(773)	(3,477)	(8,737)	(1,326)	(673)
Contract maintenance charges (note 2)	(13)	(22)	(666)	(720)	(9,287)	(10,399)	(1,003,204)	(919,116)
Contingent deferred sales charges (note 2)	-	(206)	(3,592)	(4,684)	(11,082)	(13,587)	(306,102)	(263,893)
Adjustments to maintain reserves	(16)	(24)	(352)	(351)	(5,509)	(3,065)	6,301	(494,093)

Net equity transactions	(882)	(17,507)	(608,128)	(745,323)	(2,634,145)	(2,054,284)	(93,379,854)	(27,034,729)

Net change in contract owners’ equity	5,009	(6,799)	(191,653)	(30,620)	(926,204)	910,684	(58,380,474)	34,539,021
Contract owners’ equity beginning of period	44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

Contract owners’ equity end of period	$49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189	248,931,820	307,312,294

CHANGES IN UNITS:
Beginning units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578
Units purchased	-	-	44,162	370	127,262	231,562	3,504,682	5,769,332
Units redeemed	(303)	(7,022)	(207,051)	(255,583)	(444,434)	(544,073)	(10,480,109)	(8,524,853)

Ending units	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096	17,274,630	24,250,057

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(24,629)	(15,482)	(449,933)	(556,501)	(110,071)	(96,213)	267	36,495
Realized gain (loss) on investments	385,397	(1,394,041)	1,139,444	(63,027,490)	(242,080)	(484,379)	(531,838)	(764,407)
Change in unrealized gain (loss) on investments	405,776	2,392,360	7,061,131	84,946,606	2,324,724	2,598,202	925,398	1,539,993
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	766,544	982,837	7,750,642	21,362,615	1,972,573	2,017,610	393,827	812,081

Equity transactions:
Purchase payments received from contract owners (note 3)	154,475	192,583	5,488,712	4,758,071	315,046	369,284	70,830	24,796
Transfers between funds	(518,076)	1,058,592	348,812	(90,017,951)	383,865	(110,211)	(158,372)	(172,997)
Redemptions (note 3)	(815,706)	(391,722)	(3,037,218)	(5,736,367)	(1,279,235)	(894,023)	(513,468)	(362,188)
Annuity benefits	(418)	(313)	(196)	(156)	-	-	-	-
Contract maintenance charges (note 2)	(1,472)	(1,552)	(52,301)	(296,486)	(7,732)	(8,434)	(617)	(699)
Contingent deferred sales charges (note 2)	(1,135)	(1,717)	(30,891)	(99,648)	(7,480)	(6,848)	(3,869)	(4,284)
Adjustments to maintain reserves	(937)	2,688	(1,545)	410,232	935	(100)	52	(420)

Net equity transactions	(1,183,269)	858,559	2,715,373	(90,982,305)	(594,601)	(650,332)	(605,444)	(515,792)

Net change in contract owners’ equity	(416,725)	1,841,396	10,466,015	(69,619,690)	1,377,972	1,367,278	(211,617)	296,289
Contract owners’ equity beginning of period	4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

Contract owners’ equity end of period	$4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612	3,507,688	3,719,305

CHANGES IN UNITS:
Beginning units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088
Units purchased	136,432	487,088	634,593	5,540,801	306,299	250,797	34,597	20,759
Units redeemed	(277,692)	(375,402)	(490,888)	(11,796,592)	(455,914)	(444,032)	(88,640)	(78,393)

Ending units	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089	275,411	329,454

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTIGB		PVTVB		VYDS		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,592	(9,572)	(11,210)	(18,036)	(3,309)	(2,972)	(570,283)	(1,560,777)
Realized gain (loss) on investments	(25,323)	(85,763)	175,040	(17,492)	(25,447)	(208,750)	6,828,427	(68,892,479)
Change in unrealized gain (loss) on investments	58,937	218,372	433,795	862,924	77,984	314,884	(1,858,084)	92,320,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,206	123,037	597,625	827,396	49,228	103,162	4,400,060	21,867,192

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	133,759	18,592	9,407	209,407	649,103	4,478,977
Transfers between funds	(23,220)	(40,284)	825,860	987,079	(6,307)	400	(38,344,020)	(129,747,549)
Redemptions (note 3)	(78,144)	(122,128)	(429,996)	(141,675)	(57,213)	(341,734)	(4,256,971)	(5,708,687)
Annuity benefits	-	-	-	-	-	-	(2,839)	(2,374)
Contract maintenance charges (note 2)	(89)	(105)	(458)	(355)	(143)	(145)	(33,065)	(277,042)
Contingent deferred sales charges (note 2)	(938)	(3,832)	(4,323)	(2,546)	(34)	(4,127)	(60,378)	(83,512)
Adjustments to maintain reserves	(55)	(47)	(998)	(263)	(14)	(65)	10,273	(54,308)

Net equity transactions	(102,446)	(166,396)	523,844	860,832	(54,304)	(136,264)	(42,037,897)	(131,394,495)

Net change in contract owners’ equity	(55,240)	(43,359)	1,121,469	1,688,228	(5,076)	(33,102)	(37,637,837)	(109,527,303)
Contract owners’ equity beginning of period	681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

Contract owners’ equity end of period	$626,033	681,273	3,997,037	2,875,568	526,739	531,815	-	37,637,837

CHANGES IN UNITS:
Beginning units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406
Units purchased	3,711	-	143,627	121,467	1,032	22,285	1,421,865	2,970,721
Units redeemed	(10,948)	(14,394)	(108,318)	(50,497)	(5,768)	(36,595)	(5,027,508)	(19,038,484)

Ending units	39,549	46,786	248,463	213,154	38,329	43,065	-	3,605,643

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRHS2		TRLT2		VWBFR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(203,552)	88,647	(14,972)	-	2	433,272	148,817	185,342
Realized gain (loss) on investments	(6,757,262)	(7,374,597)	(4,892)	-	-	640,243	(33,954)	(33,812)
Change in unrealized gain (loss) on investments	14,634,695	21,418,095	306,444	-	-	984,066	190,809	140,956
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,673,881	14,132,145	286,580	-	2	2,057,581	305,672	292,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,181,314	7,269,697	690,956	-	(365)	612,105	112,215	159,514
Transfers between funds	(78,102,692)	(2,520,084)	2,298,567	-	893	(39,509,863)	(329,249)	(522,331)
Redemptions (note 3)	(5,352,320)	(4,224,319)	(97,000)	-	(548)	(8,929,203)	(752,131)	(1,288,898)
Annuity benefits	(2,957)	(2,476)	-	-	-	-	-	(2,006)
Contract maintenance charges (note 2)	(118,410)	(92,720)	(100)	-	6	(36,329)	(1,852)	(2,388)
Contingent deferred sales charges (note 2)	(63,531)	(42,850)	(2,377)	-	-	(204,363)	(1,736)	(2,658)
Adjustments to maintain reserves	(1,513)	(912)	(119)	-	1	(43,867)	(9,094)	605

Net equity transactions	(82,460,109)	386,336	2,889,927	-	(13)	(48,111,520)	(981,847)	(1,658,162)

Net change in contract owners’ equity	(74,786,228)	14,518,481	3,176,507	-	(11)	(46,053,939)	(676,175)	(1,365,676)
Contract owners’ equity beginning of period	74,786,228	60,267,747	-	-	11	46,053,950	6,659,349	8,025,025

Contract owners’ equity end of period	$-	74,786,228	3,176,507	-	-	11	5,983,174	6,659,349

CHANGES IN UNITS:
Beginning units	7,776,288	7,723,076	-	-	1	4,360,949	509,578	642,414
Units purchased	869,112	2,619,950	389,912	-	276	1,390,271	53,436	123,723
Units redeemed	(8,645,400)	(2,566,738)	(88,232)	-	(277)	(5,751,219)	(125,599)	(256,559)

Ending units	-	7,776,288	301,680	-	-	1	437,415	509,578

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWBF		VWEMR		VWEM		VWHAR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$299,117	350,807	(138,158)	(160,068)	(159,116)	(197,139)	(360,401)	(276,460)
Realized gain (loss) on investments	(119,580)	(343,676)	(1,653,517)	(7,094,950)	(1,847,822)	(2,002,801)	(481,359)	(2,020,117)
Change in unrealized gain (loss) on investments	428,734	563,603	6,149,883	15,689,932	7,028,655	13,234,015	11,218,034	13,200,812
Reinvested capital gains	-	-	-	779,004	-	1,150,378	-	132,212

Net increase (decrease) in contract owners’ equity resulting from operations	608,271	570,734	4,358,208	9,213,918	5,021,717	12,184,453	10,376,274	11,036,447

Equity transactions:
Purchase payments received from contract owners (note 3)	(68)	21	644,719	483,773	(15)	(63,047)	5,012,352	950,351
Transfers between funds	(198,382)	(831,967)	918,872	3,807,044	(598,977)	(712,494)	11,771,600	1,334,326
Redemptions (note 3)	(1,465,294)	(1,774,252)	(2,523,622)	(1,716,563)	(2,332,627)	(1,750,466)	(4,569,271)	(3,514,636)
Annuity benefits	(2,395)	(2,422)	(3,995)	(3,045)	(7,890)	(6,134)	(5,213)	(4,456)
Contract maintenance charges (note 2)	(7,162)	(8,966)	(6,087)	(5,498)	(11,632)	(11,660)	(11,112)	(10,616)
Contingent deferred sales charges (note 2)	(315)	(1,260)	(3,010)	(3,705)	(2,434)	(2,503)	(13,710)	(3,379)
Adjustments to maintain reserves	969	759	(222)	4,236	(198)	90,339	81,390	(55)

Net equity transactions	(1,672,647)	(2,618,087)	(973,345)	2,566,242	(2,953,773)	(2,455,965)	12,266,036	(1,248,465)

Net change in contract owners’ equity	(1,064,376)	(2,047,353)	3,384,863	11,780,160	2,067,944	9,728,488	22,642,310	9,787,982
Contract owners’ equity beginning of period	13,349,332	15,396,685	19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390

Contract owners’ equity end of period	$12,284,956	13,349,332	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372

CHANGES IN UNITS:
Beginning units	581,103	703,225	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284
Units purchased	-	116	307,759	464,471	-	-	1,712,246	448,815
Units redeemed	(70,037)	(122,238)	(365,944)	(342,252)	(135,686)	(182,242)	(504,325)	(525,045)

Ending units	511,066	581,103	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWHA		WRASP		WRPMP		SVDF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(286,967)	(304,766)	(297,396)	(147,843)	(37)	-	(465)	(260,026)
Realized gain (loss) on investments	3,549,813	1,937,785	1,312,225	115,041	2	-	9,707	5,880,079
Change in unrealized gain (loss) on investments	4,258,555	10,727,210	4,373,525	1,636,378	3,014	-	1,944	520,989
Reinvested capital gains	-	151,307	-	175,910	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,521,401	12,511,536	5,388,354	1,779,486	2,979	-	11,186	6,141,042

Equity transactions:
Purchase payments received from contract owners (note 3)	22	(3)	19,931,616	10,534,446	25,000	-	71	162,878
Transfers between funds	(1,128,234)	(1,027,034)	22,206,330	23,698,656	-	-	25	(35,453,430)
Redemptions (note 3)	(5,195,002)	(3,337,710)	(4,950,301)	(753,769)	-	-	(3)	(3,046,839)
Annuity benefits	(3,352)	(5,495)	-	-	-	-	(10,238)	(9,498)
Contract maintenance charges (note 2)	(14,259)	(15,467)	(6,238)	(970)	-	-	-	(15,802)
Contingent deferred sales charges (note 2)	(1,680)	(2,101)	(35,512)	(1,591)	-	-	-	(4,436)
Adjustments to maintain reserves	1,170	(5,467)	7,115	(168)	3	-	(424)	11,002

Net equity transactions	(6,341,335)	(4,393,277)	37,153,010	33,476,604	25,003	-	(10,569)	(38,356,125)

Net change in contract owners’ equity	1,180,066	8,118,259	42,541,364	35,256,090	27,982	-	617	(32,215,083)
Contract owners’ equity beginning of period	32,904,086	24,785,827	35,256,090	-	-	-	39,264	32,254,347

Contract owners’ equity end of period	$34,084,152	32,904,086	77,797,454	35,256,090	27,982	-	39,881	39,264

CHANGES IN UNITS:
Beginning units	761,288	892,365	2,978,019	-	-	-	-	1,508,012
Units purchased	-	-	5,430,985	3,367,695	2,491	-	-	23,949
Units redeemed	(142,224)	(131,077)	(2,265,289)	(389,676)	-	-	-	(1,531,961)

Ending units	619,064	761,288	6,143,715	2,978,019	2,491	-	-	-

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVLCG		WFVMM		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(307)	(1,507)	(1,346)	(890)	(1,859)	(1,222,661)	(341,943)	(45,813)
Realized gain (loss) on investments	(7,407)	(1,012)	-	-	15,502	(73,824,875)	1,582,023	70,675
Change in unrealized gain (loss) on investments	(2,793)	32,776	-	-	51,989	114,309,554	2,464,303	992,805
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,507)	30,257	(1,346)	(890)	65,632	39,262,018	3,704,383	1,017,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(27)	-	599,270	139,306	(56,021)	1,221,716	7,483,170	2,421,575
Transfers between funds	(89,455)	-	(705,524)	(195,649)	36,968	(171,342,569)	8,028,271	6,815,945
Redemptions (note 3)	(3,823)	(3,809)	(48,644)	(4,400)	41,905	(13,202,435)	(2,201,487)	(194,957)
Annuity benefits	-	-	-	-	(33,045)	(34,542)	-	-
Contract maintenance charges (note 2)	(13)	(29)	(15)	(30)	(58)	(67,767)	(22,263)	(756)
Contingent deferred sales charges (note 2)	-	-	(525)	-	1,270	(23,398)	(17,634)	(140)
Adjustments to maintain reserves	90	(20)	1	2	12,723	19,703	(17,148)	(65)

Net equity transactions	(93,228)	(3,858)	(155,437)	(60,771)	3,742	(183,429,292)	13,252,909	9,041,602

Net change in contract owners’ equity	(103,735)	26,399	(156,783)	(61,661)	69,374	(144,167,274)	16,957,292	10,059,269
Contract owners’ equity beginning of period	103,735	77,336	156,783	218,444	280,953	144,448,227	10,059,269	-

Contract owners’ equity end of period	$-	103,735	-	156,783	350,327	280,953	27,016,561	10,059,269

CHANGES IN UNITS:
Beginning units	11,201	11,776	14,747	20,154	-	4,815,928	775,011	-
Units purchased	4,250	2,141	118,545	26,587	2,092	69,629	2,259,443	904,420
Units redeemed	(15,451)	(2,716)	(133,292)	(31,994)	(1,256)	(4,885,557)	(1,360,332)	(129,409)

Ending units	-	11,201	-	14,747	836	-	1,674,122	775,011

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSMV		WFVTRB		WFVOG2		WIEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$37	14	5,773	2,535	(576)	-	-	(132,331)
Realized gain (loss) on investments	(317)	(782)	235	54	2,697	-	-	2,885,809
Change in unrealized gain (loss) on investments	1,821	4,712	1,419	148	13,139	-	-	(674,791)
Reinvested capital gains	-	-	7,389	106	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541	3,944	14,816	2,843	15,260	-	-	2,078,687

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	233,380	(1)	-	(2)	(4,631)
Transfers between funds	(248)	(830)	-	-	83,127	-	12	(19,424,482)
Redemptions (note 3)	(1,169)	-	-	-	(36,351)	-	4	(1,161,756)
Annuity benefits	-	-	-	-	-	-	-	(5,074)
Contract maintenance charges (note 2)	-	-	-	-	(10)	-	-	(7,185)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(14)	(2,105)
Adjustments to maintain reserves	(3)	1	13	29	5	-	-	(2,027)

Net equity transactions	(1,420)	(829)	13	233,409	46,770	-	-	(20,607,260)

Net change in contract owners’ equity	121	3,115	14,829	236,252	62,030	-	-	(18,528,573)
Contract owners’ equity beginning of period	9,641	6,526	259,604	23,352	-	-	-	18,528,573

Contract owners’ equity end of period	$9,762	9,641	274,433	259,604	62,030	-	-	-

CHANGES IN UNITS:
Beginning units	1,175	1,260	21,348	2,116	-	-	-	1,761,884
Units purchased	41	102	-	19,232	11,151	-	-	-
Units redeemed	(190)	(187)	-	-	(6,226)	-	-	(1,761,884)

Ending units	1,026	1,175	21,348	21,348	4,925	-	-	-

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WVCP		BF		VFLG2		MBVAG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	18,402	-	8,037	-	(2,676)	-	(610)
Realized gain (loss) on investments	-	(24,024)	-	(1,104,294)	-	(306,922)	-	(166,434)
Change in unrealized gain (loss) on investments	-	375,927	-	1,050,764	-	304,960	-	139,766
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	370,305	-	(45,493)	-	(4,638)	-	(27,278)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	213	38,684	1,135	3,518	-	150
Transfers between funds	-	(1,651,216)	(213)	(2,038,455)	-	(633,983)	-	(138,737)
Redemptions (note 3)	4	(124,719)	-	(171,915)	(1,135)	(6,438)	-	(548)
Annuity benefits	-	(157)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,452)	-	(751)	-	(34)	-	(60)
Contingent deferred sales charges (note 2)	(3)	(61)	-	(716)	-	(178)	-	-
Adjustments to maintain reserves	(1)	(131)	-	(20)	-	(13)	-	12

Net equity transactions	-	(1,777,736)	-	(2,173,173)	-	(637,128)	-	(139,183)

Net change in contract owners’ equity	-	(1,407,431)	-	(2,218,666)	-	(641,766)	-	(166,461)
Contract owners’ equity beginning of period	-	1,407,431	-	2,218,666	-	641,766	-	166,461

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	184,626	-	243,504	-	85,778	-	22,130
Units purchased	-	-	24	27,484	230	1,648	-	23
Units redeemed	-	(184,626)	(24)	(270,988)	(230)	(87,426)	-	(22,153)

Ending units	-	-	-	-	-	-	-	-

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF		SGRF2		JPMCVP		VFLV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(19,446)	-	(91,071)	-	110,879	-	(631)
Realized gain (loss) on investments	-	(3,260,173)	-	(10,460,572)	-	(3,380,741)	-	(618,233)
Change in unrealized gain (loss) on investments	-	3,428,292	-	11,179,144	-	3,002,269	-	544,112
Reinvested capital gains	-	-	-	-	-	12,024	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	148,673	-	627,501	-	(255,569)	-	(74,752)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	80,187	40,688	544,446	(10)	(17)	-	3,982
Transfers between funds	2	(5,012,035)	(34,381)	(18,955,609)	10	(5,708,844)	-	(761,228)
Redemptions (note 3)	-	(273,144)	(5,862)	(948,937)	-	(199,390)	-	(80,405)
Annuity benefits	-	(557)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,369)	(445)	(7,599)	-	(1,034)	-	(99)
Contingent deferred sales charges (note 2)	-	(2,330)	-	(12,302)	-	(13)	-	(142)
Adjustments to maintain reserves	-	(4,350)	-	1,218	-	(49)	-	(18)

Net equity transactions	-	(5,213,598)	-	(19,378,783)	-	(5,909,347)	-	(837,910)

Net change in contract owners’ equity	-	(5,064,925)	-	(18,751,282)	-	(6,164,916)	-	(912,662)
Contract owners’ equity beginning of period	-	5,064,925	-	18,751,282	-	6,164,916	-	912,662

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,380,783	-	2,006,297	-	654,300	-	105,574
Units purchased	13	86,728	5,899	188,149	7	-	-	5,695
Units redeemed	(13)	(1,467,511)	(5,899)	(2,194,446)	(7)	(654,300)	-	(111,269)

Ending units	-	-	-	-	-	-	-	-

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MBVCG2		PISVP1
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(494)	-	4,058
Realized gain (loss) on investments	-	(60,514)	-	(861,598)
Change in unrealized gain (loss) on investments	-	44,039	-	807,528
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(16,969)	-	(50,012)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,693)	-	-
Transfers between funds	-	(177,764)	-	(586,886)
Redemptions (note 3)	-	(2,494)	-	(9,064)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(82)
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(4)	-	2

Net equity transactions	-	(181,955)	-	(596,030)

Net change in contract owners’ equity	-	(198,924)	-	(646,042)
Contract owners’ equity beginning of period	-	198,924	-	646,042

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	22,506	-	105,733
Units purchased	-	4,397	-	1,946
Units redeemed	-	(26,903)	-	(107,679)

Ending units	-	-	-	-

See accompanying notes to financial statements.

87

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)*

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)*

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio - Class II (VKVGR2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

WRPMCP (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)*

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)

*	At December 31, 2010, contract owners were not invested in the fund.
(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue

Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	0.50%(19)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)	0.30%(18)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(20)
Spousal Continuation Benefit Option	-	-	-	0.10%(20)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(19)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(19)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(19)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	0.50%(19)	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)	1.00%(13)
7% Lifetime Income Option (New York)			1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.30%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	-	0.30%(18)	0.30%(18)	0.30%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-
Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV
Variable Account Charges - Recurring ..	1.30%	1.85%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II		-
Spousal Protection Annuity Option
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option		-
Capital Preservation Plus Option
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(19)
7% Lifetime Income Option (New York)		1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(17)	0.30%(17)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option		-
Maximum Variable Account Charges*	3.60%	4.15%
(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 5% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(17)	Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(18)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(19)	No longer available.
(20)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.4%	$3,258	$-	$-	$-	$-	$-	$-	$-
0.65%	42,952	-	-	-	-	-	-	-
0.75%	138,269	-	-	-	-	-	1,053	-
0.8%	193,106	-	-	-	-	-	46	161
0.85%	291,803	-	-	-	-	-	49	-
0.95%	329,301	752	1,032	-	-	-	307	-
1.05%	315,768	1,218	2,680	-	-	-	223	-
1.1%	8,747,047	-	-	-	-	-	10,588	-
1.15%	35,762,295	-	-	-	-	-	49,415	-
1.2%	335,843	-	-	-	-	-	696	-
1.25%	4,553,108	-	-	-	-	-	29,626	-
1.3%	47,131,374	-	-	134,886	17,719	17,540	72,479	14,459
1.35%	8,721,299	-	-	-	-	-	22,765	-
1.4%	18,514,162	-	-	-	-	-	27,943	5,977
1.45%	6,067,029	-	1,039	-	-	-	11,326	-
1.5%	6,752,114	-	-	-	-	-	105,290	-
1.55%	33,272,768	-	-	-	-	-	102,050	-
1.6%	1,844,505	-	-	-	-	-	20,698	-
1.65%	10,668,090	-	-	-	-	-	23,997	-
1.7%	3,452,769	-	-	-	-	-	9,472	-
1.75%	62,309,202	-	-	-	-	-	145,226	-
1.8%	8,278,629	-	-	-	-	-	46,569	-
1.85%	3,712,068	-	-	-	-	-	4,532	-
1.9%	2,963,153	-	-	-	-	-	8,716	-
1.95%	10,564,047	-	-	-	-	-	55,777	-
2%	17,571,404	-	-	-	-	-	27,574	-
2.05%	3,876,716	-	-	-	-	-	1,565	-
2.1%	5,406,902	-	-	-	-	-	19,551	-
2.15%	11,118,708	-	-	-	-	-	5,520	-
2.2%	5,182,008	-	-	-	-	-	6,515	-
2.25%	6,263,442	-	-	-	-	-	93	-
2.3%	2,867,688	-	-	-	-	-	6,412	-
2.35%	28,027,542	-	-	-	-	-	19,013	-
2.4%	3,491,742	-	-	-	-	-	2,031	-
2.45%	2,066,079	-	-	-	-	-	5,775	-
2.5%	8,232,290	-	-	-	-	-	-	-
2.55%	2,609,438	-	-	-	-	-	539	-
2.6%	1,222,506	-	-	-	-	-	-	-
2.65%	220,090	-	-	-	-	-	275	-
2.7%	1,085,209	-	-	-	-	-	-	-
2.75%	253,404	-	-	-	-	-	-	-
2.8%	304,700	-	-	-	-	-	-	-
2.85%	194,805	-	-	-	-	-	-	-
2.9%	222,286	-	-	-	-	-	-	-
2.95%	163,555	-	-	-	-	-	-	-
3%	61,467	-	-	-	-	-	-	-
3.05%	59,557	-	-	-	-	-	-	-
3.1%	20,605	-	-	-	-	-	-	-
3.15%	97	-	-	-	-	-	-	-
3.2%	2,667	-	-	-	-	-	-	-
3.25%	8,189	-	-	-	-	-	-	-
3.3%	794	-	-	-	-	-	-	-

Totals	$375,497,849	$1,970	$4,751	$134,886	$17,719	$17,540	$843,706	$20,597

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	-	-	-	-	-	118	-	-
0.75%	-	-	-	-	-	340	-	-
0.8%	1,501	-	-	80	-	3,230	136	38
0.85%	-	-	-	-	-	4,313	-	-
0.95%	-	-	-	-	10,379	9,230	149	-
1.05%	-	-	-	-	21,482	10,528	-	-
1.1%	-	-	-	-	434	17,565	133	-
1.15%	-	18	17	-	25,205	172,899	542	-
1.2%	-	-	-	-	164	178	-	-
1.25%	-	-	-	-	12,333	23,705	236	-
1.3%	297,014	116	246	59,875	214	314,966	55,752	19,252
1.35%	-	-	-	-	226	80,171	834	-
1.4%	142,607	-	-	22,560	901	96,568	14,087	9,961
1.45%	-	-	-	-	8,414	38,732	107	-
1.5%	-	22	36	-	9,215	32,495	1,909	-
1.55%	-	-	10	-	35,747	187,757	2,296	-
1.6%	-	-	-	-	3,727	13,615	298	-
1.65%	-	1	26	-	12,304	72,068	453	-
1.7%	-	-	1	-	7,468	13,371	84	-
1.75%	-	34	49	-	5,646	225,483	877	-
1.8%	-	9	2	-	12,964	34,929	215	-
1.85%	-	1	5	-	1,098	15,368	139	-
1.9%	-	-	-	-	129	24,481	157	-
1.95%	-	17	10	-	3,786	38,943	62	-
2%	-	-	-	-	942	74,626	2,164	-
2.05%	-	9	16	-	6,375	12,490	51	-
2.1%	-	-	5	-	673	25,126	922	-
2.15%	-	-	4	-	370	29,614	10	-
2.2%	-	-	-	-	-	21,199	234	-
2.25%	-	1	-	-	1,272	9,238	-	-
2.3%	-	-	-	-	1,462	25,488	-	-
2.35%	-	-	18	-	-	54,756	-	-
2.4%	-	-	-	-	-	11,271	-	-
2.45%	-	-	-	-	3,516	10,161	120	-
2.5%	-	-	-	-	-	25,298	-	-
2.55%	-	-	-	-	-	8,734	-	-
2.6%	-	-	-	-	-	5,796	-	-
2.65%	-	-	-	-	-	1,083	-	-
2.7%	-	-	-	-	-	1,227	-	-
2.75%	-	-	-	-	-	499	-	-
2.8%	-	-	-	-	-	538	-	-
2.85%	-	-	-	-	-	87	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	68	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$441,122	$228	$445	$82,515	$186,446	$1,748,359	$81,967	$29,251

	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	538	-	-	1,912	49	-	-	-
0.75%	2,262	-	-	4,415	75	-	-	-
0.8%	7,463	333	-	294	-	1	-	26
0.85%	7,287	-	-	13,464	3	-	-	-
0.95%	21,756	954	160	1,759	-	-	4,328	-
1.05%	21,213	356	-	720	-	-	1,241	-
1.1%	18,211	45	717	74,832	462	-	3,393	-
1.15%	278,327	7,695	18,621	588,158	5,071	-	36,948	-
1.2%	1,105	-	1,299	5,407	-	-	117	-
1.25%	34,136	5,347	11,841	52,534	329	-	10,086	-
1.3%	624,846	60,958	284	141,766	9,248	18,362	-	40,969
1.35%	103,634	-	2,468	143,368	1,617	-	11,395	-
1.4%	158,837	28,183	2,309	94,519	2,131	9,130	3,828	15,426
1.45%	51,868	1,130	4,309	103,485	471	-	15,823	-
1.5%	40,034	1,208	21,154	108,597	2,958	-	26,414	-
1.55%	288,054	5,557	25,995	560,002	5,430	-	52,981	-
1.6%	25,240	237	3,156	26,038	1,808	-	3,967	-
1.65%	117,077	1,155	9,641	163,179	1,034	-	13,900	-
1.7%	34,904	3,427	6,030	81,649	82	-	15,619	-
1.75%	317,606	755	18,379	1,390,308	11,223	-	65,630	-
1.8%	86,246	1,710	12,241	161,192	1,144	-	20,680	-
1.85%	14,381	757	11,973	67,619	91	-	11,424	-
1.9%	19,066	-	1,956	41,512	248	-	3,004	-
1.95%	45,851	808	4,064	202,114	3,395	-	11,854	-
2%	71,344	-	7,438	436,325	5,234	-	18,795	-
2.05%	12,540	2,356	10,802	61,073	813	-	4,587	-
2.1%	45,342	1,021	6,883	101,934	773	-	5,645	-
2.15%	58,784	362	4,129	316,920	588	-	5,926	-
2.2%	30,852	-	1,256	94,249	1,546	-	5,980	-
2.25%	5,828	-	2,498	144,314	42	-	3,414	-
2.3%	8,814	-	4,068	32,847	63	-	4,332	-
2.35%	46,744	-	2,432	983,900	1,306	-	17,776	-
2.4%	12,094	-	36	90,031	622	-	2,414	-
2.45%	11,151	-	1,594	55,913	788	-	681	-
2.5%	339	-	614	34,847	725	-	10,627	-
2.55%	7,587	-	128	78,281	113	-	1,015	-
2.6%	1,070	-	-	47,913	-	-	2,545	-
2.65%	1,022	-	-	1,843	197	-	81	-
2.7%	1,244	-	51	19,467	-	-	190	-
2.75%	347	-	-	4,291	-	-	-	-
2.8%	1,343	-	26	2,164	-	-	-	-
2.85%	60	-	-	753	-	-	-	-
2.9%	390	-	-	4,728	-	-	-	-
2.95%	101	-	-	703	-	-	41	-
3%	-	-	-	-	-	-	-	-
3.05%	78	-	-	1,022	-	-	592	-
3.1%	83	-	-	166	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	15	-	-	60	-	-	-	-
3.25%	2	-	-	301	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,637,116	$124,354	$198,552	$6,542,888	$59,679	$27,493	$397,273	$56,421

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	29	2,800
0.75%	-	-	-	-	-	-	62	3,239
0.8%	-	-	-	-	2	180	-	548
0.85%	-	-	-	-	-	-	116	391
0.95%	-	-	-	-	197	-	472	262
1.05%	-	-	-	-	223	-	473	3,908
1.1%	411	-	-	-	3,469	-	10,529	1,313,934
1.15%	3,465	-	109	23,358	6,319	-	39,991	3,362,729
1.2%	-	-	-	-	217	-	136	6,612
1.25%	1,585	-	-	20,714	2,361	-	4,362	371,460
1.3%	-	403	-	-	2,868	37,620	4,780	827,624
1.35%	-	-	6	2,823	1,471	-	10,634	767,321
1.4%	412	232	-	274	3,972	13,491	2,432	246,115
1.45%	1,325	-	-	145	1,596	-	8,588	389,643
1.5%	4,775	-	27	-	181	-	8,053	607,824
1.55%	2,300	-	-	70	7,412	-	40,339	3,188,072
1.6%	156	-	-	401	1,033	-	1,237	76,797
1.65%	342	-	-	1,422	3,811	-	8,168	597,659
1.7%	388	-	-	-	-	-	2,732	253,585
1.75%	750	-	-	5,984	4,037	-	59,216	5,912,637
1.8%	1,194	-	-	-	1,783	-	7,104	402,768
1.85%	192	-	-	1,198	471	-	3,651	213,576
1.9%	173	-	-	307	-	-	1,629	145,355
1.95%	190	-	-	638	753	-	8,759	942,191
2%	1	-	-	-	526	-	9,395	957,623
2.05%	552	-	-	-	204	-	1,914	149,751
2.1%	528	-	-	-	1,156	-	4,263	404,890
2.15%	45	-	-	-	1,669	-	4,647	344,221
2.2%	-	-	-	609	-	-	2,202	322,775
2.25%	-	-	-	-	-	-	1,858	547,881
2.3%	-	-	-	-	-	-	5,306	192,633
2.35%	-	-	-	93	-	-	5,845	1,301,203
2.4%	-	-	-	-	59	-	1,097	278,112
2.45%	-	-	-	-	-	-	1,327	138,456
2.5%	-	-	-	-	-	-	2,560	1,201,111
2.55%	-	-	-	-	-	-	212	127,894
2.6%	-	-	-	-	-	-	419	43,926
2.65%	-	-	-	-	-	-	65	19,363
2.7%	-	-	-	-	-	-	184	82,872
2.75%	-	-	-	-	-	-	6	17,534
2.8%	-	-	-	-	-	-	99	45,629
2.85%	-	-	-	-	-	-	83	24,487
2.9%	-	-	-	-	-	-	96	6,270
2.95%	-	-	-	-	-	-	40	26,584
3%	-	-	-	-	-	-	-	1,919
3.05%	-	-	-	-	-	-	-	4,578
3.1%	-	-	-	-	-	-	-	658
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	348
3.3%	-	-	-	-	-	-	7	-

	$18,784	$635	$142	$58,036	$45,790	$51,291	$265,117	$25,877,768

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2

0.4%	$-	$2	$-	$-	$-	$-	$-	$-
0.65%	1,728	9	30	1,771	-	-	-	-
0.75%	678	753	29	1,043	-	285	-	-
0.8%	457	686	1,824	348	-	346	53	-
0.85%	18	610	1,931	1,685	-	249	-	-
0.95%	4,494	1,569	2,273	1,391	803	8,549	-	-
1.05%	3,630	2,452	1,858	712	87	4,017	-	-
1.1%	347,185	23,872	52,773	326,712	633	3,403	-	256
1.15%	1,113,209	185,586	309,765	997,267	20,074	201,546	-	5,910
1.2%	5,580	1,279	1,771	3,838	5,311	176	-	569
1.25%	85,631	25,650	31,392	73,032	11,677	23,328	-	1,640
1.3%	322,473	128,693	163,244	253,772	40	75,001	2,795	-
1.35%	235,224	73,054	102,707	230,248	4,596	47,653	-	-
1.4%	88,514	51,681	67,043	25,313	1,057	48,757	3,866	2,420
1.45%	173,734	34,608	52,628	128,462	6,024	44,505	-	982
1.5%	191,286	57,842	88,767	173,978	5,093	63,845	-	824
1.55%	1,179,343	208,363	352,358	1,098,591	25,900	166,718	-	4,970
1.6%	31,070	19,076	39,137	28,895	2,807	23,597	-	109
1.65%	182,252	47,957	77,460	138,373	13,408	59,657	-	1,284
1.7%	125,912	24,469	37,723	106,437	4,760	9,970	-	815
1.75%	1,762,957	276,679	494,978	1,629,814	7,848	108,811	-	719
1.8%	150,982	41,330	88,963	95,192	15,736	66,633	-	3,568
1.85%	86,998	12,496	29,019	71,157	10,511	21,879	-	1,911
1.9%	135,984	10,391	16,281	134,222	2,905	13,308	-	960
1.95%	280,309	40,375	80,915	265,117	278	11,906	-	833
2%	301,276	48,963	91,804	292,247	1,261	44,588	-	-
2.05%	140,900	7,776	9,827	129,138	1,054	5,132	-	99
2.1%	130,222	23,530	45,232	113,227	3,485	11,133	-	198
2.15%	243,761	12,911	36,164	235,787	1,247	6,456	-	1,075
2.2%	174,163	11,562	27,398	168,074	-	11,065	-	-
2.25%	545,274	7,835	20,991	543,628	-	5,744	-	320
2.3%	149,105	9,105	19,275	160,355	60	4,197	-	-
2.35%	1,226,999	23,282	56,467	1,225,109	618	8,212	-	-
2.4%	252,586	4,576	5,341	252,669	-	317	-	-
2.45%	106,195	6,227	7,945	94,458	-	10,672	-	502
2.5%	1,209,312	19,331	31,151	1,221,035	-	95	-	-
2.55%	110,549	1,731	4,068	109,809	-	4,855	-	-
2.6%	48,644	3,878	2,904	43,526	-	-	-	-
2.65%	18,941	1,327	2,809	20,838	-	409	-	-
2.7%	80,627	698	2,790	80,938	-	59	-	-
2.75%	17,463	162	425	15,964	-	633	-	-
2.8%	21,449	1,177	567	20,116	-	404	-	-
2.85%	25,478	-	651	25,139	-	-	-	-
2.9%	5,423	536	1,242	5,522	-	-	-	-
2.95%	26,544	254	169	27,289	-	-	-	-
3%	1,912	-	-	1,970	-	-	-	-
3.05%	4,562	117	328	4,701	-	-	-	-
3.1%	657	-	-	677	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	336	-	-	360	-	-	-	-
3.3%	79	55	56	56	-	-	-	-

	$11,352,105	$1,454,515	$2,462,473	$10,580,002	$147,273	$1,118,110	$6,714	$29,964

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	6	-
0.75%	-	1,953	-	-	-	-	802	-
0.8%	1,899	-	-	70	52	693	-	401
0.85%	-	948	-	-	-	-	92	-
0.95%	-	1,288	-	-	-	-	227	-
1.05%	-	2,961	-	-	-	-	434	-
1.1%	-	6,983	-	-	-	-	4,333	-
1.15%	-	169,389	210	-	-	-	32,786	-
1.2%	-	290	-	-	-	-	-	-
1.25%	-	17,581	307	-	-	-	3,469	-
1.3%	404,717	2,010	-	10,364	111	256,120	2,258	20,467
1.35%	-	41,877	-	-	-	-	10,010	-
1.4%	97,121	7,957	11	3,677	344	169,850	2,114	8,706
1.45%	-	37,506	6	-	-	-	18,092	-
1.5%	-	31,569	19	-	-	-	10,181	-
1.55%	-	141,790	449	-	-	-	37,030	-
1.6%	-	12,893	-	-	-	-	4,246	-
1.65%	-	36,144	70	-	-	-	12,316	-
1.7%	-	18,057	54	-	-	-	10,560	-
1.75%	-	95,764	11	-	-	-	60,035	-
1.8%	-	40,281	275	-	-	-	10,902	-
1.85%	-	15,442	-	-	-	-	6,183	-
1.9%	-	7,685	-	-	-	-	3,483	-
1.95%	-	27,437	-	-	-	-	9,940	-
2%	-	37,587	-	-	-	-	11,690	-
2.05%	-	3,202	-	-	-	-	1,889	-
2.1%	-	34,799	189	-	-	-	5,098	-
2.15%	-	8,596	-	-	-	-	2,733	-
2.2%	-	8,681	-	-	-	-	2,964	-
2.25%	-	3,605	-	-	-	-	1,418	-
2.3%	-	6,719	-	-	-	-	5,144	-
2.35%	-	4,238	-	-	-	-	8,346	-
2.4%	-	1,089	-	-	-	-	600	-
2.45%	-	13,971	-	-	-	-	685	-
2.5%	-	571	-	-	-	-	2,762	-
2.55%	-	2,700	-	-	-	-	1,290	-
2.6%	-	-	-	-	-	-	434	-
2.65%	-	3,216	-	-	-	-	25	-
2.7%	-	474	-	-	-	-	-	-
2.75%	-	2,647	-	-	-	-	475	-
2.8%	-	1,922	-	-	-	-	80	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$503,737	$851,822	$1,601	$14,111	$507	$426,663	$285,132	$29,574

	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.4%	$-	$-	$-	$-	$-	$-	$197	$-
0.65%	-	-	1	-	1,519	-	229	459
0.75%	-	-	877	-	4,897	-	1,428	2,498
0.8%	-	3,606	-	4	-	52	63	637
0.85%	-	-	-	-	12,015	-	3,124	4,533
0.95%	-	-	182	-	102	-	-	-
1.05%	-	-	54	-	122	-	-	-
1.1%	1,140	-	5,693	-	45,372	3,499	812,078	754,241
1.15%	2,088	-	18,794	-	376,705	28,190	825,932	1,792,142
1.2%	-	-	110	-	3,864	494	7,784	4,883
1.25%	363	-	5,953	-	23,475	6,790	160,438	212,875
1.3%	924	815,529	4,060	18,079	9,517	12,988	421,479	448,057
1.35%	694	-	10,201	-	81,896	5,292	168,686	488,867
1.4%	-	475,900	3,354	3,041	40,046	1,807	21,861	6,179
1.45%	177	-	4,174	-	52,116	1,863	118,893	203,915
1.5%	1,616	-	6,527	-	52,159	1,902	188,385	386,815
1.55%	1,448	-	33,882	-	365,226	30,182	812,911	1,359,072
1.6%	1,367	-	2,593	-	14,368	9,671	12,570	2,970
1.65%	48	-	22,156	-	106,696	3,172	154,614	180,663
1.7%	21	-	888	-	54,532	2,656	51,081	127,076
1.75%	2,505	-	44,666	-	1,020,903	24,926	1,389,895	3,371,551
1.8%	1,843	-	7,082	-	104,571	11,072	80,269	130,265
1.85%	566	-	3,722	-	33,275	337	119,042	170,571
1.9%	-	-	1,202	-	13,061	23	133,452	369,276
1.95%	475	-	18,425	-	133,351	10,852	234,544	693,442
2%	468	-	15,525	-	355,335	11,515	331,421	444,444
2.05%	-	-	1,440	-	39,389	816	72,002	72,327
2.1%	229	-	10,657	-	63,246	10,653	115,699	217,968
2.15%	237	-	4,960	-	268,825	1,144	161,928	206,718
2.2%	39	-	31,546	-	66,205	5,385	200,604	208,751
2.25%	81	-	962	-	110,672	-	252,800	41,436
2.3%	1,543	-	5,474	-	13,825	115	135,383	220,100
2.35%	889	-	2,955	-	817,502	2,751	925,898	236,135
2.4%	330	-	601	-	72,899	4,256	153,418	53,518
2.45%	-	-	7,487	-	51,256	210	109,159	88,733
2.5%	72	-	1,230	-	3,416	-	2,053,800	219,212
2.55%	49	-	640	-	63,106	2,540	67,649	71,473
2.6%	-	-	-	-	34,437	24,690	40,178	211
2.65%	-	-	1,903	-	2,157	113	2,359	1,450
2.7%	-	-	-	-	14,772	-	146,396	13,098
2.75%	35	-	30	-	3,443	-	14,482	-
2.8%	-	-	-	-	10,069	497	1,094	1,041
2.85%	-	-	-	-	593	-	29,168	9,028
2.9%	-	-	-	-	4,317	-	865	-
2.95%	-	-	-	-	633	-	4,875	3,684
3%	-	-	-	-	-	-	537	1,193
3.05%	-	-	-	-	505	-	5,377	-
3.1%	-	-	-	-	170	-	1,031	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	62	-	-	-
3.25%	-	-	-	-	251	-	2,055	-
3.3%	-	-	-	-	-	-	-	-

	$19,247	$1,295,035	$280,006	$21,124	$4,546,873	$220,453	$10,547,133	$12,821,507

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	600	-	-	-	1,722	-	-
0.75%	-	2,813	2,880	204	-	4,744	2	-
0.8%	-	-	80	49	86	-	390	23,476
0.85%	1,851	1,307	468	3,722	-	13,217	506	-
0.95%	-	-	-	-	-	2,087	-	-
1.05%	-	-	-	-	-	1,274	115	-
1.1%	276,077	1,097,199	69,860	297,496	-	43,020	9,831	-
1.15%	541,136	1,737,808	571,121	517,586	-	269,172	24,921	-
1.2%	16,022	23,485	-	9,172	-	3,212	-	-
1.25%	75,662	202,190	29,364	73,951	-	22,979	7,795	-
1.3%	163,099	502,262	57,495	160,154	25,945	6,650	17,393	1,358,910
1.35%	107,579	385,878	116,227	104,631	-	55,124	4,520	-
1.4%	35,661	26,975	13,850	17,925	10,364	30,664	15,122	487,392
1.45%	78,467	215,280	68,896	82,556	-	41,241	4,941	-
1.5%	69,784	335,945	48,270	98,252	-	40,285	6,520	-
1.55%	618,985	1,458,620	492,427	621,802	-	232,461	42,615	-
1.6%	15,245	24,008	4,950	20,108	-	17,549	2,814	-
1.65%	198,746	303,772	133,242	105,025	-	78,697	22,394	-
1.7%	16,963	87,755	16,976	29,082	-	47,786	3,100	-
1.75%	1,027,620	3,076,112	980,909	779,920	-	688,235	78,829	-
1.8%	102,606	205,313	50,032	141,129	-	78,806	8,974	-
1.85%	53,517	77,203	43,724	48,667	-	30,360	7,059	-
1.9%	12,951	117,734	19,299	71,361	-	6,414	2,390	-
1.95%	190,365	512,401	111,359	118,499	-	82,682	20,563	-
2%	282,599	560,856	255,925	183,566	-	310,149	12,276	-
2.05%	5,545	42,763	37,140	9,056	-	34,389	2,858	-
2.1%	214,815	212,326	31,255	72,242	-	31,870	1,331	-
2.15%	13,236	134,893	110,948	39,502	-	178,385	6,130	-
2.2%	90,708	222,063	99,296	113,240	-	60,048	10,875	-
2.25%	27,475	20,918	13,113	37,042	-	138,792	1,287	-
2.3%	33,490	91,072	75,086	78,263	-	7,497	6,884	-
2.35%	56,135	259,429	87,003	53,111	-	858,264	7,560	-
2.4%	14,217	32,362	20,032	29,961	-	55,119	2,133	-
2.45%	19,670	40,222	11,817	13,866	-	44,206	3,828	-
2.5%	56,889	14,378	13,792	112,565	-	2,903	1,714	-
2.55%	13,114	38,747	1,200	6,838	-	60,301	104	-
2.6%	10,193	7,686	4,811	9,633	-	37,969	-	-
2.65%	1,168	11,803	1,320	2,601	-	1,176	634	-
2.7%	4,873	6,158	3,981	37,028	-	13,784	1,772	-
2.75%	1,435	3,991	-	979	-	4,630	-	-
2.8%	7,320	-	-	1,355	-	1,964	-	-
2.85%	966	7,533	-	5,872	-	536	-	-
2.9%	-	1,516	604	4,036	-	3,650	-	-
2.95%	714	5,065	-	23,273	-	347	-	-
3%	-	-	-	-	-	-	-	-
3.05%	3,162	-	-	-	-	339	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	199	21	-	-	318	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,460,060	$12,108,640	$3,598,773	$4,135,320	$36,395	$3,645,017	$340,180	$1,869,778

	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.4%	$-	$-	$-	$6	$-	$-	$-	$-
0.65%	1,444	-	-	2,228	-	-	-	-
0.75%	3,760	-	-	7,780	-	-	-	-
0.8%	-	-	89	3,833	5,024	-	43	-
0.85%	11,125	-	-	16,682	-	-	-	-
0.95%	2,215	81	-	16,006	-	89	-	345
1.05%	3,443	-	-	11,442	-	-	-	370
1.1%	43,327	-	-	67,587	-	15	-	273
1.15%	399,191	725	-	826,688	-	791	-	10,317
1.2%	3,928	121	-	6,158	-	-	-	20
1.25%	25,644	492	-	82,660	-	1,201	-	1,897
1.3%	6,544	-	6,524	1,200,218	335,641	-	13,693	23
1.35%	91,811	-	-	214,195	-	-	-	2,713
1.4%	40,157	54	1,888	585,944	110,787	141	5,245	491
1.45%	53,955	20	-	157,201	-	211	-	3,040
1.5%	55,206	47	-	129,809	-	264	-	2,353
1.55%	384,814	302	-	712,051	-	935	-	12,504
1.6%	12,026	10	-	41,286	-	-	-	1,008
1.65%	112,191	79	-	244,474	-	324	-	6,608
1.7%	57,710	-	-	95,698	-	275	-	4,534
1.75%	1,029,500	7	-	1,365,853	-	117	-	8,388
1.8%	101,863	1,241	-	242,642	-	1,310	-	9,934
1.85%	35,657	23	-	69,143	-	400	-	2,526
1.9%	11,517	-	-	22,072	-	74	-	327
1.95%	133,002	-	-	200,741	-	-	-	759
2%	323,757	-	-	466,658	-	-	-	3,888
2.05%	41,033	-	-	61,078	-	94	-	488
2.1%	63,210	32	-	94,875	-	60	-	3,345
2.15%	275,118	3	-	317,567	-	3	-	417
2.2%	63,282	-	-	158,630	-	37	-	1,450
2.25%	102,236	-	-	169,362	-	-	-	4
2.3%	11,586	-	-	22,756	-	-	-	349
2.35%	778,079	-	-	1,061,887	-	-	-	271
2.4%	73,285	-	-	98,405	-	14	-	580
2.45%	36,994	-	-	54,415	-	-	-	764
2.5%	2,953	-	-	21,075	-	-	-	13
2.55%	60,328	-	-	76,059	-	-	-	165
2.6%	33,987	-	-	48,610	-	-	-	47
2.65%	1,500	-	-	5,226	-	-	-	288
2.7%	15,621	-	-	19,823	-	-	-	50
2.75%	3,864	-	-	13,872	-	-	-	313
2.8%	1,794	-	-	2,738	-	-	-	-
2.85%	616	-	-	570	-	-	-	-
2.9%	4,144	-	-	6,001	-	-	-	-
2.95%	672	-	-	810	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	483	-	-	600	-	-	-	-
3.1%	167	-	-	172	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	61	-	-	62	-	-	-	-
3.25%	224	-	-	352	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,515,024	$3,237	$8,501	$9,024,000	$451,452	$6,355	$18,981	$80,862

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.4%	$-	$-	$-	$-	$-	$2,736	$-	$214
0.65%	2	-	5	845	1,643	5,500	1,949	2,172
0.75%	-	395	1,429	6,268	2,540	13,140	3,853	2,690
0.8%	28	4,196	1	89	404	4,248	8,099	2,914
0.85%	1,008	940	6,676	3,154	2,556	14,104	2,287	7,949
0.95%	777	1,069	-	-	1,885	8,495	6,938	3,853
1.05%	1,704	1,565	99	-	1,562	5,842	10,051	500
1.1%	21,317	10,575	188,704	230,105	169,388	745,012	188,907	216,222
1.15%	31,913	245,780	306,569	624,642	690,601	3,624,410	2,414,562	1,054,722
1.2%	290	4,789	90	56	12,524	23,502	45,848	5,998
1.25%	1,243	40,614	49,565	42,867	75,036	426,870	233,329	176,033
1.3%	15,217	135,578	223,022	265,564	236,958	735,334	357,368	236,362
1.35%	5,479	68,104	63,895	106,614	107,557	802,399	521,293	275,828
1.4%	9,811	88,047	6,567	3,150	165,123	499,481	374,266	167,647
1.45%	6,328	42,753	11,410	114,211	118,104	414,478	303,357	201,132
1.5%	3,587	86,588	77,244	115,405	102,490	514,097	258,543	147,476
1.55%	24,581	192,844	229,361	469,825	683,177	2,771,092	2,150,391	858,656
1.6%	857	25,985	9,556	9,801	17,069	183,461	90,433	65,390
1.65%	1,793	482,371	26,727	55,982	216,057	1,464,352	1,356,313	363,781
1.7%	1,438	78,160	3,037	14,436	24,528	329,927	230,903	64,213
1.75%	22,330	1,010,646	353,662	893,155	968,199	7,278,305	5,982,886	1,693,664
1.8%	15,866	86,481	12,545	33,420	321,009	689,924	481,352	291,573
1.85%	2,789	126,286	4,121	21,773	73,766	393,477	373,680	104,448
1.9%	406	122,766	31,810	3,498	67,786	328,275	302,705	157,557
1.95%	5,635	297,381	85,437	235,051	90,052	1,206,463	1,084,600	237,016
2%	13,602	441,274	63,721	94,912	389,211	3,827,268	1,021,128	728,136
2.05%	544	374,313	5,889	4,820	29,575	618,870	634,257	123,179
2.1%	1,001	224,702	32,755	66,997	81,394	445,984	532,154	77,188
2.15%	1,112	455,653	24,085	39,112	66,395	1,984,113	1,669,811	406,385
2.2%	1,953	52,147	18,006	27,292	135,024	724,678	280,888	141,344
2.25%	1,046	386,173	50,393	4,865	29,169	749,029	358,000	558,000
2.3%	1,336	166,123	16,370	12,870	41,062	271,713	295,417	79,800
2.35%	4,859	737,857	70,143	18,622	124,835	5,923,282	1,472,138	1,798,495
2.4%	114	67,079	3,990	1,878	22,277	492,375	270,443	236,991
2.45%	682	88,583	4,139	9,805	20,156	195,520	115,851	72,062
2.5%	778	52,231	88,516	26	43,941	588,548	166,453	427,538
2.55%	15	149,766	5,328	9,276	29,839	571,217	197,700	106,029
2.6%	103	42,022	8,512	-	12,501	195,860	67,356	25,126
2.65%	-	9,607	5,505	337	6,721	10,338	29,800	172
2.7%	-	52,563	8,642	5	5,355	198,631	66,006	42,477
2.75%	159	7,156	1,692	-	8,190	22,196	25,958	6,420
2.8%	-	26,866	375	-	20,333	11,012	14,190	6,941
2.85%	-	2,977	13,686	-	4,205	16,334	4,074	7,238
2.9%	-	14,128	23,298	-	-	44,122	40,308	8,671
2.95%	-	873	4,023	-	-	11,390	2,795	10,965
3%	-	7,259	-	-	-	2,468	31,823	12,005
3.05%	-	7,162	8,494	-	-	1,433	9,307	1,248
3.1%	-	2,244	-	-	-	8,068	5,174	-
3.15%	-	-	-	-	-	-	97	-
3.2%	-	-	1,121	-	-	-	-	787
3.25%	-	-	-	-	-	1,452	-	-
3.3%	-	-	-	-	-	-	-	-

	$201,703	$6,522,671	$2,150,215	$3,540,728	$5,220,197	$39,400,825	$24,095,041	$11,215,207

	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.4%	$-	$6	$18	$-	$-	$-	$-	$4
0.65%	-	5	1,131	-	1,255	-	-	33
0.75%	-	104	4,653	-	3,383	-	-	30
0.8%	170	1,713	13,327	1,890	-	-	203	-
0.85%	-	506	4,674	-	9,606	-	-	27
0.95%	-	1,132	7,301	-	917	340	-	3,191
1.05%	-	1,404	4,000	-	1,725	-	-	1,752
1.1%	-	4,721	75,832	-	41,646	-	-	19,036
1.15%	-	123,311	788,565	-	374,681	2,498	-	116,588
1.2%	-	1,526	3,131	-	3,798	-	-	1,310
1.25%	-	26,895	95,273	-	27,193	466	-	9,822
1.3%	9,969	378,573	1,972,779	398,242	6,839	-	71,194	8,646
1.35%	-	37,582	179,149	-	81,423	-	-	23,658
1.4%	1,817	124,921	1,041,855	186,083	37,704	303	30,632	6,990
1.45%	-	37,099	200,819	-	59,562	477	-	15,360
1.5%	-	20,983	231,244	-	50,480	718	-	20,181
1.55%	-	126,158	786,269	-	368,415	4,363	-	110,947
1.6%	-	11,281	105,128	-	10,929	213	-	4,752
1.65%	-	42,687	205,074	-	104,943	411	-	25,202
1.7%	-	18,168	66,521	-	50,881	81	-	15,325
1.75%	-	98,896	981,546	-	944,268	86	-	156,344
1.8%	-	40,527	309,410	-	96,423	823	-	23,478
1.85%	-	9,886	120,399	-	37,550	471	-	11,867
1.9%	-	8,135	37,291	-	11,335	457	-	11,769
1.95%	-	31,223	171,725	-	126,865	193	-	26,970
2%	-	41,441	321,713	-	287,600	-	-	36,547
2.05%	-	27,899	66,768	-	37,835	1,726	-	10,712
2.1%	-	10,317	140,448	-	61,349	635	-	14,216
2.15%	-	16,708	140,472	-	246,899	108	-	9,470
2.2%	-	12,791	227,360	-	56,397	-	-	7,668
2.25%	-	6,780	88,270	-	85,382	-	-	5,913
2.3%	-	8,640	44,519	-	10,765	-	-	13,229
2.35%	-	17,071	279,813	-	633,695	-	-	21,042
2.4%	-	4,113	38,147	-	66,020	-	-	2,398
2.45%	-	3,965	42,905	-	34,056	-	-	5,945
2.5%	-	6,277	50,552	-	2,779	-	-	12,951
2.55%	-	594	22,202	-	49,334	-	-	2,212
2.6%	-	114	18,267	-	25,645	-	-	1,417
2.65%	-	671	4,623	-	1,787	-	-	1,110
2.7%	-	417	4,553	-	12,268	-	-	530
2.75%	-	414	7,897	-	3,571	-	-	632
2.8%	-	6,834	2,359	-	1,796	-	-	3,504
2.85%	-	-	1,524	-	481	-	-	-
2.9%	-	-	1,303	-	3,635	-	-	767
2.95%	-	85	276	-	596	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	302	339	-	477	-	-	-
3.1%	-	-	-	-	167	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	72	-	-	-
3.25%	-	-	93	-	182	-	-	-
3.3%	-	-	23	-	-	-	-	39

	$11,956	$1,312,875	$8,911,540	$586,215	$4,074,609	$14,369	$102,029	$763,584

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	660	-	-	-	669	1,009	-
0.75%	-	1,892	-	362	-	1,797	2,550	-
0.8%	725	-	169	45	5,011	-	2,530	193
0.85%	-	5,063	-	28	-	5,189	7,203	-
0.95%	-	1,755	-	921	-	3,336	-	-
1.05%	-	2,101	-	711	-	2,302	-	-
1.1%	-	23,933	-	8,305	-	30,951	33,978	-
1.15%	-	251,416	-	68,212	-	276,313	260,298	-
1.2%	-	3,585	-	1,757	-	2,518	2,402	-
1.25%	-	28,983	-	19,555	-	30,203	17,756	-
1.3%	91,507	4,535	25,232	18,543	2,128,305	4,790	1,747,739	58,596
1.35%	-	59,893	-	15,560	-	69,195	64,708	-
1.4%	26,217	24,281	9,020	12,529	459,827	23,797	555,319	14,768
1.45%	-	41,836	-	14,450	-	48,593	38,041	-
1.5%	-	44,160	-	25,269	-	44,309	32,978	-
1.55%	-	268,827	-	97,299	-	267,679	266,450	-
1.6%	-	11,559	-	5,457	-	8,317	7,315	-
1.65%	-	84,402	-	27,338	-	93,780	75,399	-
1.7%	-	43,607	-	16,505	-	39,548	37,942	-
1.75%	-	547,987	-	78,221	-	580,827	692,854	-
1.8%	-	86,625	-	51,315	-	74,197	67,694	-
1.85%	-	27,880	-	19,026	-	31,719	25,455	-
1.9%	-	9,464	-	2,243	-	12,946	6,764	-
1.95%	-	80,948	-	21,454	-	84,545	99,500	-
2%	-	184,437	-	22,689	-	176,338	196,298	-
2.05%	-	29,068	-	15,620	-	25,006	29,029	-
2.1%	-	48,389	-	9,793	-	39,028	45,339	-
2.15%	-	147,122	-	13,634	-	149,201	186,726	-
2.2%	-	41,146	-	6,824	-	37,144	39,906	-
2.25%	-	53,555	-	5,999	-	55,813	67,731	-
2.3%	-	11,600	-	8,558	-	11,862	9,406	-
2.35%	-	365,874	-	8,602	-	387,054	439,572	-
2.4%	-	38,650	-	1,988	-	42,499	48,691	-
2.45%	-	21,077	-	3,656	-	23,605	24,393	-
2.5%	-	8,347	-	10,102	-	8,843	6,816	-
2.55%	-	29,091	-	338	-	28,723	33,825	-
2.6%	-	15,663	-	1,035	-	21,079	17,753	-
2.65%	-	911	-	1,640	-	993	783	-
2.7%	-	7,348	-	612	-	7,319	8,350	-
2.75%	-	2,144	-	26	-	2,576	2,255	-
2.8%	-	1,138	-	30	-	2,047	1,094	-
2.85%	-	261	-	-	-	250	310	-
2.9%	-	2,062	-	-	-	2,042	2,555	-
2.95%	-	357	-	81	-	322	485	-
3%	-	-	-	-	-	-	-	-
3.05%	-	244	-	-	-	245	368	-
3.1%	-	106	-	-	-	85	146	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	34	-	-	-	34	53	-
3.25%	-	108	-	-	-	106	128	-
3.3%	-	-	-	-	-	-	-	-

	$118,449	$2,664,124	$34,421	$616,332	$2,593,143	$2,759,734	$5,207,896	$73,557

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	16	-	-	-	-	72	38	-
0.75%	-	-	-	-	4	299	-	-
0.8%	-	2,439	-	6,847	-	540	170	2
0.85%	-	-	354	-	344	157	7,257	-
0.95%	193	-	1,210	-	4,321	5,627	1,253	-
1.05%	-	-	174	-	2,555	3,629	1,978	-
1.1%	1,349	-	2,074	-	7,000	19,071	25,206	-
1.15%	26,551	-	53,321	-	128,466	151,290	160,947	-
1.2%	14	-	345	-	733	828	748	-
1.25%	6,235	-	20,395	-	31,986	30,530	9,539	-
1.3%	1,194	354,705	1,541	755,260	3,253	161,510	70,397	584
1.35%	5,111	-	19,298	-	54,870	41,375	29,696	-
1.4%	2,598	138,690	3,442	353,489	7,183	65,792	32,428	103
1.45%	12,090	-	22,725	-	35,806	53,226	36,438	-
1.5%	7,678	-	11,031	-	24,501	34,409	34,246	-
1.55%	35,688	-	63,710	-	88,392	169,920	118,450	-
1.6%	2,978	-	4,786	-	7,457	16,451	18,248	-
1.65%	6,572	-	19,594	-	33,189	44,034	31,835	-
1.7%	5,794	-	8,477	-	25,821	13,456	17,357	-
1.75%	25,183	-	28,990	-	67,843	193,193	221,847	-
1.8%	9,459	-	23,821	-	27,999	48,794	27,024	-
1.85%	3,554	-	9,271	-	8,244	22,787	18,267	-
1.9%	2,244	-	5,666	-	13,844	14,896	21,181	-
1.95%	5,299	-	9,175	-	12,576	41,716	37,921	-
2%	4,246	-	21,067	-	15,096	38,039	48,928	-
2.05%	1,994	-	2,763	-	3,754	15,204	11,961	-
2.1%	2,065	-	7,067	-	7,318	24,964	28,846	-
2.15%	2,118	-	3,172	-	6,135	17,032	24,606	-
2.2%	1,467	-	2,136	-	4,456	17,325	24,530	-
2.25%	2,031	-	1,778	-	1,692	20,104	24,946	-
2.3%	372	-	2,691	-	5,498	12,673	11,382	-
2.35%	5,520	-	4,795	-	4,477	73,643	57,622	-
2.4%	709	-	466	-	970	5,005	12,222	-
2.45%	280	-	1,792	-	468	16,210	6,239	-
2.5%	2,419	-	1,097	-	1,186	45,434	58,502	-
2.55%	62	-	310	-	1,132	3,024	5,162	-
2.6%	153	-	194	-	174	5,502	13,017	-
2.65%	187	-	-	-	8	-	2,300	-
2.7%	-	-	290	-	138	902	2,616	-
2.75%	-	-	-	-	-	520	3,111	-
2.8%	167	-	6,647	-	223	503	648	-
2.85%	-	-	-	-	326	1,618	640	-
2.9%	-	-	24	-	375	-	1,074	-
2.95%	-	-	-	-	219	373	301	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	55	-

	$183,590	$495,834	$365,689	$1,115,596	$640,032	$1,431,677	$1,261,179	$689

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	18	1,346
0.75%	-	-	-	-	-	-	2	3,880
0.8%	-	126	-	-	59	664	-	-
0.85%	-	-	-	-	-	-	22	11,079
0.95%	-	-	120	69	-	-	384	-
1.05%	-	-	149	-	-	-	972	-
1.1%	4	-	253	263	-	-	4,296	62,785
1.15%	874	-	8,150	9,202	-	-	49,304	462,239
1.2%	-	-	122	209	-	-	494	3,920
1.25%	656	-	1,550	1,393	-	-	11,707	27,378
1.3%	-	15,133	-	-	7,648	241,453	2,557	38,324
1.35%	-	-	3,151	4,405	-	-	16,996	101,962
1.4%	77	6,017	451	340	2,378	97,216	4,262	44,764
1.45%	67	-	2,477	2,242	-	-	12,641	58,923
1.5%	109	-	2,043	3,320	-	-	11,729	63,197
1.55%	274	-	12,348	13,926	-	-	51,361	441,279
1.6%	9	-	723	1,192	-	-	4,278	10,129
1.65%	152	-	10,907	5,250	-	-	15,724	114,574
1.7%	63	-	4,041	994	-	-	5,076	56,589
1.75%	67	-	5,802	10,454	-	-	40,010	1,158,125
1.8%	196	-	4,232	6,434	-	-	17,419	103,506
1.85%	116	-	1,366	849	-	-	7,895	35,311
1.9%	328	-	420	1,270	-	-	2,575	12,277
1.95%	189	-	2,767	2,247	-	-	8,803	170,615
2%	-	-	5,016	2,741	-	-	16,910	334,403
2.05%	23	-	227	1,968	-	-	5,354	40,503
2.1%	32	-	2,514	1,102	-	-	6,746	78,036
2.15%	148	-	948	1,910	-	-	8,375	285,502
2.2%	-	-	1,486	1,480	-	-	5,384	66,969
2.25%	-	-	207	231	-	-	2,334	88,274
2.3%	-	-	756	129	-	-	2,522	16,599
2.35%	-	-	579	758	-	-	6,336	705,293
2.4%	-	-	450	639	-	-	1,941	75,293
2.45%	135	-	600	597	-	-	1,529	41,798
2.5%	-	-	42	1,008	-	-	1,201	2,918
2.55%	-	-	368	223	-	-	644	56,556
2.6%	-	-	-	95	-	-	538	28,151
2.65%	-	-	186	-	-	-	124	2,244
2.7%	-	-	147	90	-	-	278	13,927
2.75%	-	-	604	-	-	-	10	3,629
2.8%	-	-	135	67	-	-	2,406	1,751
2.85%	-	-	-	-	-	-	11	562
2.9%	-	-	-	10	-	-	4	4,109
2.95%	-	-	-	24	-	-	21	703
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	530
3.1%	-	-	-	-	-	-	-	224
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	83
3.25%	-	-	-	-	-	-	-	192
3.3%	-	-	-	-	-	-	-	-

	$3,519	$21,276	$75,337	$77,131	$10,085	$339,333	$331,193	$4,830,451

	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	269	-	-	1,262	-	846	-	-
0.75%	976	-	168	6,076	176	3,333	-	-
0.8%	145	4,619	-	341	115	258	-	125
0.85%	3,002	-	9	8,142	243	6,882	-	-
0.95%	228	-	6,374	7,491	211	7,697	-	668
1.05%	107	-	1,562	947	52	5,342	-	1,510
1.1%	31,081	-	4,651	40,303	3,660	56,219	-	611
1.15%	214,331	-	183,642	337,616	44,616	322,136	2	11,990
1.2%	2,054	-	480	4,137	130	2,000	-	-
1.25%	28,905	-	27,105	31,700	4,324	35,592	-	3,267
1.3%	59,912	606,361	1,753	306,311	23,749	116,842	-	2,932
1.35%	45,047	-	43,502	62,403	14,501	81,011	-	1,110
1.4%	28,480	275,977	10,590	183,557	9,072	72,174	-	2,730
1.45%	31,525	-	44,905	82,957	4,956	49,149	-	2,827
1.5%	67,644	-	35,184	60,479	5,322	70,875	-	5,345
1.55%	233,146	-	158,337	318,295	24,653	316,021	149	14,619
1.6%	15,221	-	11,554	16,073	12,714	34,230	-	761
1.65%	58,151	-	38,504	118,716	4,771	79,767	-	3,726
1.7%	49,163	-	23,835	50,146	1,883	32,847	-	4,548
1.75%	495,967	-	101,155	625,951	21,730	662,064	-	15,646
1.8%	66,104	-	62,445	123,518	5,965	82,613	-	4,983
1.85%	26,070	-	21,928	42,261	955	25,863	-	4,872
1.9%	11,059	-	7,668	18,271	493	18,160	-	4,302
1.95%	76,089	-	18,213	86,478	4,247	129,059	-	2,398
2%	129,925	-	26,755	294,687	8,707	186,706	-	4,927
2.05%	21,903	-	7,413	40,000	1,229	24,360	-	5,353
2.1%	42,764	-	20,303	51,453	2,980	38,894	-	2,906
2.15%	108,374	-	5,166	130,449	704	128,020	-	4,277
2.2%	34,845	-	14,129	63,995	1,923	93,558	-	430
2.25%	17,442	-	2,449	130,319	8	51,378	-	1,200
2.3%	16,146	-	6,569	18,534	124	13,210	-	1,441
2.35%	175,839	-	2,655	730,674	-	355,146	-	5,374
2.4%	26,404	-	2,400	46,309	608	35,088	-	1,081
2.45%	12,724	-	2,567	38,113	1,862	31,475	-	947
2.5%	14,244	-	24	18,739	-	3,246	-	1,726
2.55%	17,309	-	919	46,135	1,025	28,581	-	332
2.6%	6,284	-	-	33,528	-	14,103	-	795
2.65%	1,848	-	106	2,573	-	1,905	-	-
2.7%	3,781	-	115	11,901	-	6,488	-	104
2.75%	1,933	-	-	8,601	-	2,095	-	-
2.8%	1,549	-	3,380	1,842	-	5,240	-	151
2.85%	169	-	-	953	-	251	-	-
2.9%	1,085	-	-	2,865	-	1,857	-	-
2.95%	374	-	-	406	-	293	-	214
3%	67	-	-	-	-	-	-	-
3.05%	143	-	-	568	-	236	-	-
3.1%	82	-	-	-	-	86	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	30	-	-	-	-	30	-	-
3.25%	23	-	-	259	-	104	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,179,963	$886,957	$898,514	$4,206,334	$207,708	$3,233,337	$151	$120,228

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2	-	-	-	-	-
0.75%	-	-	103	4,131	-	-	-	-
0.8%	121	-	184	-	1,516	-	302	-
0.85%	8	-	26	11,579	-	-	-	-
0.95%	1,360	2,609	1,327	57,381	-	-	-	3,984
1.05%	179	1,690	2,260	65,778	-	-	-	3,278
1.1%	3,010	444	11,395	-	-	-	-	-
1.15%	33,478	11,338	48,827	-	-	-	-	13,276
1.2%	369	766	443	-	-	-	-	-
1.25%	8,948	12,204	10,315	-	-	-	-	5,327
1.3%	10,135	1,531	40,265	-	350,725	1,258	145,849	-
1.35%	9,962	73	12,834	2,614	-	-	-	326
1.4%	5,198	814	21,467	-	159,208	141	51,985	2,858
1.45%	9,745	9,818	12,013	1,382	-	-	-	5,109
1.5%	9,238	10,773	16,420	-	-	-	-	2,731
1.55%	38,431	18,678	73,845	1,481	-	-	-	19,367
1.6%	3,332	2,622	4,735	-	-	-	-	1,435
1.65%	11,835	6,496	24,910	-	-	-	-	3,205
1.7%	3,763	3,321	12,906	-	-	-	-	477
1.75%	48,044	8,257	65,956	-	-	-	-	1,923
1.8%	10,087	16,632	29,145	-	-	-	-	7,342
1.85%	4,613	1,198	7,053	-	-	-	-	2,638
1.9%	2,492	3,176	2,896	-	-	-	-	1,084
1.95%	17,765	2,268	26,661	-	-	-	-	4,698
2%	9,334	1,501	20,202	-	-	-	-	266
2.05%	7,914	2,413	4,262	-	-	-	-	1,531
2.1%	18,545	2,636	4,494	-	-	-	-	7,154
2.15%	16,515	1,791	11,911	-	-	-	-	67
2.2%	4,563	47	3,685	-	-	-	-	331
2.25%	2,386	749	3,065	-	-	-	-	-
2.3%	9,064	1,811	11,998	-	-	-	-	40
2.35%	12,068	-	9,985	-	-	-	-	-
2.4%	2,576	591	3,241	-	-	-	-	93
2.45%	4,578	35	9,317	-	-	-	-	6
2.5%	7,545	-	9,093	-	-	-	-	-
2.55%	2,679	95	991	-	-	-	-	139
2.6%	199	376	1,416	-	-	-	-	401
2.65%	-	-	-	-	-	-	-	-
2.7%	224	-	298	-	-	-	-	-
2.75%	1,554	-	569	-	-	-	-	-
2.8%	-	111	81	-	-	-	-	20
2.85%	541	-	-	-	-	-	-	-
2.9%	-	-	1	-	-	-	-	-
2.95%	200	-	-	-	-	-	-	-
3%	40	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$332,638	$126,864	$520,597	$144,346	$511,449	$1,399	$198,136	$89,106

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2

0.4%	$12	$-	$-	$-	$-	$-	$-	$-
0.65%	138	-	-	-	7	-	-	-
0.75%	901	-	-	-	853	-	-	364
0.8%	1,123	-	-	1,328	-	-	2,160	-
0.85%	7,769	-	-	-	1,498	-	-	935
0.95%	13,786	-	-	-	975	-	-	3,627
1.05%	7,557	-	-	-	942	-	-	4,980
1.1%	36,478	-	-	-	17,186	-	-	14,977
1.15%	311,263	-	-	-	90,648	-	-	168,661
1.2%	2,416	-	-	-	303	-	-	1,125
1.25%	66,818	-	-	-	11,052	-	-	37,017
1.3%	247,196	180	4	55,197	5,554	-	507,799	1,225
1.35%	70,701	-	-	-	27,123	-	-	65,795
1.4%	130,602	207	-	23,702	8,697	-	197,340	24,042
1.45%	77,265	-	-	-	24,742	-	-	44,390
1.5%	69,261	-	-	-	18,607	-	-	29,389
1.55%	363,470	-	-	-	108,792	167	-	121,634
1.6%	42,346	-	-	-	7,458	-	-	11,580
1.65%	110,008	-	-	-	21,099	-	-	56,057
1.7%	24,595	-	-	-	13,596	-	-	22,806
1.75%	353,916	-	-	-	135,257	-	-	139,275
1.8%	115,293	-	-	-	28,586	-	-	57,848
1.85%	36,217	-	-	-	12,974	-	-	23,637
1.9%	10,774	-	-	-	6,689	-	-	14,636
1.95%	75,386	-	-	-	35,723	-	-	20,225
2%	82,725	-	-	-	22,096	-	-	25,917
2.05%	24,028	-	-	-	5,884	-	-	24,840
2.1%	67,039	-	-	-	23,001	-	-	14,475
2.15%	31,039	-	-	-	20,021	-	-	32,743
2.2%	48,751	-	-	-	52,100	-	-	9,307
2.25%	26,019	-	-	-	4,741	-	-	13,489
2.3%	31,581	-	-	-	6,455	-	-	11,473
2.35%	51,914	-	-	-	18,607	-	-	37,009
2.4%	8,625	-	-	-	4,024	-	-	10,718
2.45%	10,597	-	-	-	3,316	-	-	4,941
2.5%	39,963	-	-	-	21,417	-	-	14,901
2.55%	9,619	-	-	-	1,984	-	-	846
2.6%	9,930	-	-	-	1,676	-	-	2,370
2.65%	132	-	-	-	1,228	-	-	425
2.7%	374	-	-	-	3,472	-	-	2,897
2.75%	170	-	-	-	7	-	-	-
2.8%	409	-	-	-	389	-	-	809
2.85%	538	-	-	-	543	-	-	1,236
2.9%	114	-	-	-	46	-	-	1,651
2.95%	568	-	-	-	273	-	-	238
3%	41	-	-	-	-	-	-	-
3.05%	296	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	80	-	-	-	48	-	-	52

	$2,619,843	$387	$4	$80,227	$769,689	$167	$707,299	$1,074,562

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.4%	$-	$-	$2	$-	$10	$-	$-	$-
0.65%	-	-	62	-	7	-	-	-
0.75%	-	-	745	-	1,423	-	-	469
0.8%	-	-	382	8,590	-	2,189	884	-
0.85%	-	-	1,477	-	3,598	-	-	20
0.95%	-	-	3,219	-	16,989	-	-	3,834
1.05%	-	-	3,580	-	12,982	-	-	3,753
1.1%	-	-	7,060	-	29,412	-	-	6,552
1.15%	-	-	112,196	-	281,924	-	-	54,737
1.2%	-	-	1,013	-	8,602	-	-	-
1.25%	-	-	16,996	-	45,222	-	-	11,964
1.3%	101	-	122,245	2,123,380	7,284	446,373	246,192	6,872
1.35%	-	-	24,478	-	55,774	-	-	11,067
1.4%	-	-	41,702	1,064,010	25,591	124,019	89,245	5,171
1.45%	-	-	34,610	-	73,875	-	-	15,038
1.5%	-	-	23,728	-	72,424	-	-	17,647
1.55%	-	-	105,776	-	193,223	-	-	70,592
1.6%	-	-	6,594	-	23,935	-	-	3,560
1.65%	-	1	23,465	-	70,894	-	-	18,829
1.7%	-	-	12,210	-	15,117	-	-	5,722
1.75%	-	-	139,703	-	158,278	-	-	55,778
1.8%	-	-	47,657	-	59,674	-	-	19,779
1.85%	-	-	8,876	-	28,519	-	-	11,723
1.9%	-	-	3,431	-	19,084	-	-	4,236
1.95%	-	-	25,976	-	30,952	-	-	25,409
2%	-	-	26,122	-	71,172	-	-	13,642
2.05%	-	-	5,061	-	26,885	-	-	3,794
2.1%	-	-	13,437	-	19,080	-	-	9,523
2.15%	-	-	25,005	-	19,914	-	-	9,576
2.2%	-	-	8,349	-	10,722	-	-	4,338
2.25%	-	-	3,584	-	8,275	-	-	4,854
2.3%	-	-	3,823	-	12,479	-	-	10,849
2.35%	-	-	26,523	-	16,912	-	-	9,873
2.4%	-	-	6,064	-	6,617	-	-	1,803
2.45%	-	-	2,146	-	2,467	-	-	2,699
2.5%	-	-	4,186	-	7,181	-	-	9,789
2.55%	-	-	2,137	-	1,020	-	-	1,017
2.6%	-	-	3,119	-	3,494	-	-	5,090
2.65%	-	-	595	-	999	-	-	71
2.7%	-	-	607	-	1,966	-	-	378
2.75%	-	-	230	-	475	-	-	1,040
2.8%	-	-	200	-	4	-	-	590
2.85%	-	-	29	-	623	-	-	-
2.9%	-	-	159	-	-	-	-	-
2.95%	-	-	35	-	-	-	-	-
3%	-	-	-	-	-	-	-	38
3.05%	-	-	38	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	7	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$101	$1	$898,639	$3,195,980	$1,445,078	$572,581	$336,321	$441,716

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	446	-	-	-	796	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	434	-	138	11	-	-	2,574	1,828
1.05%	49	-	91	-	-	-	1,641	4,774
1.1%	-	-	373	-	17	-	2,509	20,716
1.15%	7,551	-	5,135	308	1,436	-	104,390	484,409
1.2%	-	-	136	-	-	-	8,744	5,187
1.25%	980	-	3,194	242	62	-	41,543	130,204
1.3%	-	133,264	-	-	4,309	121,144	770	7,485
1.35%	76	-	-	-	367	-	36,884	209,383
1.4%	132	57,505	445	3	2,314	55,679	8,179	53,072
1.45%	589	-	1,340	160	1,251	-	36,409	152,744
1.5%	608	-	2,792	282	135	-	37,939	129,717
1.55%	2,872	-	7,809	754	2,039	-	120,402	431,624
1.6%	563	-	1,412	252	207	-	9,871	55,071
1.65%	866	-	1,680	210	179	-	63,229	190,063
1.7%	932	-	864	92	140	-	21,437	58,599
1.75%	520	-	897	17	1,126	-	109,079	399,061
1.8%	1,043	-	1,788	107	1,498	-	88,083	197,776
1.85%	144	-	1,197	39	140	-	15,117	95,917
1.9%	-	-	678	17	2	-	8,074	23,358
1.95%	818	-	461	81	20	-	16,974	82,867
2%	94	-	11	-	1,616	-	23,965	95,681
2.05%	411	-	2,008	40	84	-	11,983	63,903
2.1%	139	-	86	22	217	-	11,211	74,991
2.15%	-	-	378	79	28	-	22,942	96,491
2.2%	-	-	1	-	117	-	9,065	33,429
2.25%	669	-	227	36	5	-	8,005	29,573
2.3%	-	-	-	-	637	-	10,493	25,817
2.35%	-	-	-	-	767	-	14,620	71,749
2.4%	261	-	31	7	-	-	5,985	16,964
2.45%	-	-	-	-	-	-	1,807	9,443
2.5%	-	-	-	-	-	-	505	8,526
2.55%	-	-	-	-	-	-	95	5,477
2.6%	-	-	-	-	-	-	9,061	6,263
2.65%	-	-	-	-	1	-	-	1,551
2.7%	-	-	-	-	-	-	1,301	5,326
2.75%	-	-	-	-	-	-	-	920
2.8%	-	-	-	-	-	-	166	1,024
2.85%	-	-	-	-	-	-	-	77
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	14	65
3%	-	-	-	-	-	-	-	87
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$19,751	$191,215	$33,172	$2,759	$18,714	$177,619	$865,066	$3,281,212

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	630	153	-
0.8%	6,498	-	1,586	981	7,937	1,539	-	348
0.85%	-	-	-	-	-	4,520	5	-
0.95%	-	-	-	-	-	1,514	234	-
1.05%	-	-	-	-	-	2,384	1,258	-
1.1%	-	235	-	-	-	5,042	28,067	-
1.15%	-	26,384	-	-	-	119,013	312,765	-
1.2%	-	6,124	-	-	-	939	3,749	-
1.25%	-	10,597	-	-	-	14,473	63,442	-
1.3%	3,470,299	-	527,633	1,817,633	3,131,662	186,897	16,541	50,297
1.35%	-	8,354	-	-	-	40,862	78,878	-
1.4%	1,502,644	3,900	310,393	423,481	1,356,213	51,765	16,074	20,137
1.45%	-	5,503	-	-	-	33,463	73,941	-
1.5%	-	6,837	-	-	-	26,315	65,715	-
1.55%	-	32,377	-	-	-	166,776	272,632	-
1.6%	-	4,585	-	-	-	10,441	27,877	-
1.65%	-	19,490	-	-	-	38,779	95,073	-
1.7%	-	2,145	-	-	-	11,825	26,619	-
1.75%	-	12,605	-	-	-	102,834	266,680	-
1.8%	-	11,752	-	-	-	55,875	113,648	-
1.85%	-	7,332	-	-	-	10,927	51,964	-
1.9%	-	1,686	-	-	-	4,151	17,674	-
1.95%	-	8,090	-	-	-	18,461	58,862	-
2%	-	3,535	-	-	-	39,999	86,237	-
2.05%	-	9,930	-	-	-	2,497	57,399	-
2.1%	-	5,260	-	-	-	112,922	34,637	-
2.15%	-	6,644	-	-	-	8,690	49,257	-
2.2%	-	1,336	-	-	-	16,121	33,414	-
2.25%	-	2,226	-	-	-	822	17,962	-
2.3%	-	690	-	-	-	8,295	16,932	-
2.35%	-	2,499	-	-	-	1,816	49,067	-
2.4%	-	593	-	-	-	2,182	6,300	-
2.45%	-	230	-	-	-	4,603	10,845	-
2.5%	-	245	-	-	-	369	14,168	-
2.55%	-	195	-	-	-	1,289	2,822	-
2.6%	-	3,399	-	-	-	-	1,653	-
2.65%	-	237	-	-	-	1,130	138	-
2.7%	-	-	-	-	-	251	1,689	-
2.75%	-	-	-	-	-	1,290	455	-
2.8%	-	193	-	-	-	1,240	1,166	-
2.85%	-	-	-	-	-	-	4	-
2.9%	-	-	-	-	-	-	183	-
2.95%	-	-	-	-	-	-	645	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	56	-

	$4,979,441	$205,208	$839,612	$2,242,095	$4,495,812	$1,112,941	$1,976,880	$70,782

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	164
0.8%	-	301	-	875	-	706	6,810	-
0.85%	-	-	-	-	-	-	-	757
0.95%	-	-	-	-	-	-	-	219
1.05%	-	-	-	-	-	-	-	1,756
1.1%	47,720	-	137,936	-	1,009	-	-	10,242
1.15%	113,508	-	364,001	-	20,498	-	-	109,631
1.2%	305	-	2,427	-	103	-	-	6,198
1.25%	8,357	-	36,267	-	12,071	-	-	22,400
1.3%	15,024	96,728	93,368	68,762	1,256	120,857	3,659,109	12,022
1.35%	22,661	-	69,488	-	21,749	-	-	19,597
1.4%	5,757	11,803	8,234	4,750	395	53,637	936,569	5,133
1.45%	52,101	-	86,335	-	6,034	-	-	26,928
1.5%	16,899	-	38,576	-	4,315	-	-	26,620
1.55%	100,441	-	355,799	-	39,185	-	-	110,088
1.6%	11,943	-	14,794	-	2,022	-	-	8,337
1.65%	29,607	-	59,462	-	8,083	-	-	41,187
1.7%	7,698	-	13,178	-	2,707	-	-	12,255
1.75%	194,296	-	622,339	-	91,811	-	-	102,970
1.8%	25,918	-	24,996	-	2,523	-	-	52,626
1.85%	16,928	-	5,901	-	1,422	-	-	15,538
1.9%	2,454	-	10,506	-	961	-	-	6,080
1.95%	34,370	-	109,605	-	15,123	-	-	28,017
2%	91,390	-	134,381	-	7,312	-	-	33,744
2.05%	2,997	-	9,391	-	8,768	-	-	17,982
2.1%	42,653	-	31,110	-	5,689	-	-	12,768
2.15%	130,987	-	120,688	-	41,628	-	-	20,197
2.2%	19,513	-	40,463	-	309	-	-	5,797
2.25%	12,997	-	3,631	-	6,591	-	-	6,540
2.3%	3,812	-	8,581	-	10,779	-	-	6,949
2.35%	186,754	-	70,259	-	23,464	-	-	8,804
2.4%	3,803	-	15,880	-	5,733	-	-	7,207
2.45%	10,165	-	6,006	-	3,590	-	-	4,391
2.5%	1,423	-	3,419	-	949	-	-	6,761
2.55%	9,258	-	4,887	-	6,962	-	-	1,813
2.6%	262	-	1,018	-	-	-	-	1,399
2.65%	-	-	12	-	-	-	-	714
2.7%	1,389	-	-	-	489	-	-	210
2.75%	-	-	28	-	-	-	-	217
2.8%	-	-	-	-	-	-	-	470
2.85%	-	-	92	-	-	-	-	546
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	170
3%	-	-	-	-	-	-	-	71
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,223,390	$108,832	$2,503,058	$74,387	$353,530	$175,200	$4,602,488	$755,515

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2,583	-	50	-	-	-
0.75%	-	-	9,625	-	664	-	-	-
0.8%	324	2,013	-	2,689	-	416	1,156	-
0.85%	-	-	22,475	-	4,953	-	-	-
0.95%	-	-	3,012	-	2,053	-	-	-
1.05%	-	-	4,219	-	6,218	-	-	-
1.1%	-	-	99,947	-	39,527	-	-	1,077
1.15%	-	-	964,310	-	494,417	-	-	14,926
1.2%	-	-	7,291	-	3,373	-	-	-
1.25%	-	-	97,088	-	77,626	-	-	7,273
1.3%	205,738	284,302	34,106	263,483	28,621	711,830	347,492	1,135
1.35%	-	-	214,698	-	166,080	-	-	-
1.4%	105,268	133,758	88,688	75,160	32,572	177,435	72,452	2,019
1.45%	-	-	167,902	-	106,866	-	-	2,515
1.5%	-	-	157,496	-	96,516	-	-	3,707
1.55%	-	-	813,716	-	444,122	-	-	4,226
1.6%	-	-	46,783	-	50,047	-	-	597
1.65%	-	-	267,721	-	169,119	-	-	3,075
1.7%	-	-	115,717	-	57,781	-	-	3,683
1.75%	-	-	1,789,905	-	518,958	-	-	906
1.8%	-	-	235,869	-	192,832	-	-	4,338
1.85%	-	-	84,260	-	59,851	-	-	521
1.9%	-	-	47,334	-	44,973	-	-	420
1.95%	-	-	246,248	-	97,924	-	-	621
2%	-	-	605,874	-	145,071	-	-	230
2.05%	-	-	85,500	-	80,444	-	-	459
2.1%	-	-	119,414	-	71,233	-	-	322
2.15%	-	-	385,400	-	102,876	-	-	205
2.2%	-	-	130,141	-	48,169	-	-	-
2.25%	-	-	220,108	-	35,835	-	-	32
2.3%	-	-	40,693	-	39,124	-	-	170
2.35%	-	-	1,343,250	-	108,967	-	-	-
2.4%	-	-	117,195	-	27,596	-	-	-
2.45%	-	-	67,343	-	16,432	-	-	-
2.5%	-	-	41,336	-	31,438	-	-	-
2.55%	-	-	99,657	-	14,314	-	-	-
2.6%	-	-	61,017	-	24,825	-	-	-
2.65%	-	-	4,931	-	2,774	-	-	-
2.7%	-	-	24,980	-	3,112	-	-	-
2.75%	-	-	9,860	-	1,609	-	-	-
2.8%	-	-	3,230	-	13,546	-	-	-
2.85%	-	-	837	-	44	-	-	-
2.9%	-	-	8,900	-	1,102	-	-	-
2.95%	-	-	863	-	487	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	690	-	-	-	-	-
3.1%	-	-	172	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	61	-	-	-	-	-
3.25%	-	-	439	-	-	-	-	-
3.3%	-	-	-	-	57	-	-	-

	$311,330	$420,073	$8,892,884	$341,332	$3,464,198	$889,681	$421,100	$52,457

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	1	-	-	-	662	-	-	-
0.75%	461	-	-	-	2,211	-	-	-
0.8%	-	473	614	-	714	499	-	834
0.85%	367	-	1,488	-	5,290	-	-	-
0.95%	407	-	390	1,816	4,440	235	350	1,936
1.05%	722	-	1,475	1,562	3,866	1,468	37	2,568
1.1%	11,999	-	19,535	5,667	32,583	3,664	559	17,283
1.15%	117,048	-	206,704	126,830	300,789	55,051	12,712	172,850
1.2%	1,131	-	1,840	4,775	11,592	292	411	1,698
1.25%	15,824	-	32,779	47,344	38,134	6,896	8,258	21,262
1.3%	6,627	76,945	157,175	2,935	89,404	61,188	-	36,865
1.35%	29,488	-	111,645	41,329	91,213	19,539	-	50,398
1.4%	5,949	22,231	104,023	13,610	54,208	28,197	3,011	19,673
1.45%	32,719	-	55,049	32,007	70,177	14,748	3,836	47,189
1.5%	28,518	-	57,772	45,657	56,592	17,969	6,126	55,153
1.55%	125,561	-	252,106	160,780	291,381	80,874	12,822	190,634
1.6%	7,830	-	30,553	16,568	17,278	6,731	6,790	17,963
1.65%	25,837	-	84,749	86,421	79,296	15,774	2,601	45,274
1.7%	27,840	-	25,538	16,495	39,815	7,318	2,509	26,266
1.75%	115,231	-	297,880	99,337	570,982	62,102	1,455	248,645
1.8%	57,762	-	103,764	81,714	106,652	29,737	6,864	54,321
1.85%	15,804	-	23,708	32,567	36,124	6,586	1,062	23,829
1.9%	10,721	-	3,156	11,804	11,740	3,760	1,965	15,552
1.95%	23,715	-	41,442	29,101	91,939	19,587	1,776	43,561
2%	42,764	-	71,581	45,144	195,682	12,511	796	48,203
2.05%	4,274	-	5,262	41,851	26,382	2,389	1,098	11,171
2.1%	16,527	-	28,041	34,739	48,694	32,073	1,401	23,952
2.15%	7,625	-	20,476	29,504	132,477	7,093	380	19,910
2.2%	8,304	-	7,476	30,334	39,164	2,299	-	15,718
2.25%	4,919	-	13,579	9,537	50,092	1,234	491	15,605
2.3%	9,171	-	8,064	17,558	12,704	6,395	-	20,386
2.35%	27,563	-	8,820	19,908	383,869	219	-	63,789
2.4%	1,670	-	2,522	3,700	33,158	1,231	-	7,327
2.45%	5,190	-	4,153	5,115	22,765	3,099	-	4,674
2.5%	10,350	-	604	5,991	11,643	559	-	36,646
2.55%	2,115	-	5,238	1,866	29,880	2,121	-	3,410
2.6%	2,413	-	1,184	2,988	16,974	-	-	9,005
2.65%	665	-	-	1,002	775	286	-	143
2.7%	1,199	-	3	1,366	7,728	144	-	2,288
2.75%	178	-	46	747	1,408	241	-	1,026
2.8%	11,097	-	153	65	7,088	492	-	1,161
2.85%	428	-	-	4	278	-	-	638
2.9%	-	-	-	122	1,948	-	-	9
2.95%	67	-	787	95	257	-	-	459
3%	-	-	-	37	-	-	-	-
3.05%	-	-	-	-	307	-	-	175
3.1%	-	-	-	-	84	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	26	-	-	-
3.25%	-	-	-	-	111	-	-	-
3.3%	-	-	-	-	-	-	-	39

	$818,081	$99,649	$1,791,374	$1,109,992	$3,030,576	$514,601	$77,310	$1,379,488

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	27	-	-	-	-	-	-	-
0.75%	30	-	-	-	-	-	-	-
0.8%	563	-	-	-	-	71	93	849
0.85%	476	428	-	-	-	-	-	-
0.95%	1,463	-	-	-	-	224	6,634	-
1.05%	2,296	131	-	-	-	157	3,754	-
1.1%	6,161	2,098	-	-	-	268	6,310	-
1.15%	176,000	15,546	-	-	-	4,510	57,775	-
1.2%	672	-	-	-	-	42	-	-
1.25%	27,017	4,887	-	-	-	2,551	7,432	-
1.3%	212,460	15,948	93	-	166	4,050	58,314	444,320
1.35%	69,399	10,282	-	-	-	1,095	13,155	-
1.4%	84,945	4,880	139	-	287	3,272	13,804	206,338
1.45%	67,074	13,827	-	-	-	3,378	12,660	-
1.5%	50,229	9,805	-	-	-	2,016	13,182	-
1.55%	138,889	55,025	-	-	-	8,967	34,348	-
1.6%	15,280	29,719	-	-	-	1,371	3,858	-
1.65%	74,064	2,781	-	-	-	4,440	19,410	-
1.7%	10,541	2,243	-	-	-	668	2,506	-
1.75%	142,023	43,515	-	-	-	8,605	78,019	-
1.8%	87,840	3,704	-	-	-	1,876	14,993	-
1.85%	16,236	2,139	-	-	-	980	7,097	-
1.9%	1,881	79	-	-	-	896	8,260	-
1.95%	17,140	3,055	-	-	-	2,067	4,647	-
2%	43,382	3,735	-	3	-	1,860	8,414	-
2.05%	5,259	48	-	-	-	2,180	7,060	-
2.1%	9,893	62	-	-	-	1,079	6,191	-
2.15%	7,517	833	-	-	-	693	5,705	-
2.2%	20,123	3,450	-	-	-	1,561	7,733	-
2.25%	4,024	6	-	-	-	280	914	-
2.3%	3,154	4,385	-	-	-	174	4,279	-
2.35%	586	1,400	-	-	-	1,765	4,650	-
2.4%	1,092	1,262	-	-	-	978	6,137	-
2.45%	2,384	-	-	-	-	26	-	-
2.5%	62	-	-	-	-	105	1,717	-
2.55%	1,256	1,950	-	-	-	47	37	-
2.6%	411	-	-	-	-	-	428	-
2.65%	1,681	1,427	-	-	-	-	237	-
2.7%	190	-	-	-	-	-	159	-
2.75%	1,490	-	-	-	-	-	75	-
2.8%	-	-	-	-	-	28	3	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	12	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,305,210	$238,650	$232	$3	$453	$62,280	$420,002	$651,507

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	54	-	-	-
0.8%	-	1,435	1,051	1,315	-	1,126	-	351
0.85%	-	-	-	-	762	-	-	-
0.95%	724	-	-	-	9,185	-	8	-
1.05%	353	-	-	-	5,750	-	231	-
1.1%	2,906	-	-	-	7,145	-	838	-
1.15%	84,640	-	-	-	203,960	-	25,405	-
1.2%	1,955	-	-	-	1,627	-	1,025	-
1.25%	24,607	-	-	-	41,398	-	29,777	-
1.3%	866	412,696	349,604	695,158	2,400	1,098,890	2,936	6,081
1.35%	15,481	-	-	-	92,917	-	-	-
1.4%	4,912	123,146	216,177	137,249	17,432	620,329	2,337	1,879
1.45%	27,081	-	-	-	59,800	-	8,911	-
1.5%	22,205	-	-	-	37,978	-	8,090	-
1.55%	78,028	-	-	-	144,758	-	19,437	-
1.6%	6,829	-	-	-	12,851	-	512	-
1.65%	31,604	-	-	-	72,020	-	11,687	-
1.7%	8,169	-	-	-	10,562	-	2,365	-
1.75%	57,592	-	-	-	92,005	-	3,472	-
1.8%	40,198	-	-	-	48,252	-	18,651	-
1.85%	10,259	-	-	-	14,011	-	4,549	-
1.9%	3,632	-	-	-	4,420	-	2,726	-
1.95%	11,598	-	-	-	17,522	-	1,530	-
2%	19,863	-	-	-	20,752	-	1,033	-
2.05%	14,932	-	-	-	4,458	-	1,730	-
2.1%	11,249	-	-	-	12,384	-	2,507	-
2.15%	18,240	-	-	-	4,064	-	1,230	-
2.2%	8,880	-	-	-	17,339	-	-	-
2.25%	4,103	-	-	-	2,342	-	152	-
2.3%	7,408	-	-	-	1,757	-	259	-
2.35%	10,898	-	-	-	3,396	-	-	-
2.4%	5,617	-	-	-	3,838	-	-	-
2.45%	1,470	-	-	-	158	-	-	-
2.5%	5,443	-	-	-	137	-	-	-
2.55%	1,635	-	-	-	285	-	-	-
2.6%	679	-	-	-	-	-	-	-
2.65%	35	-	-	-	-	-	-	-
2.7%	130	-	-	-	193	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	165	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$544,386	$537,277	$566,832	$833,722	$967,912	$1,720,345	$151,398	$8,311

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	1,454	-	6	-
0.75%	-	-	-	-	4,324	-	-	-
0.8%	-	20	-	219	-	309	-	309
0.85%	-	-	-	-	11,609	-	98	-
0.95%	267	-	573	-	1,194	-	1,609	-
1.05%	179	-	474	-	839	-	2,917	-
1.1%	342	-	266	-	53,581	-	8,676	-
1.15%	20,342	-	7,716	-	472,841	-	84,160	-
1.2%	77	-	273	-	4,375	-	147	-
1.25%	2,767	-	3,297	-	45,468	-	15,267	-
1.3%	-	365	-	138,655	12,334	43,975	3,861	93,311
1.35%	6,954	-	2,277	-	112,545	-	37,238	-
1.4%	740	208	1,829	33,452	47,024	9,423	4,098	16,451
1.45%	8,830	-	2,933	-	75,378	-	26,853	-
1.5%	4,799	-	1,333	-	82,980	-	15,652	-
1.55%	18,601	-	9,857	-	493,179	-	104,086	-
1.6%	382	-	449	-	17,360	-	10,327	-
1.65%	3,071	-	3,131	-	146,000	-	43,207	-
1.7%	2,023	-	944	-	74,608	-	7,449	-
1.75%	18,243	-	3,254	-	1,163,499	-	72,665	-
1.8%	7,969	-	7,048	-	151,230	-	44,032	-
1.85%	1,172	-	1,006	-	46,390	-	8,138	-
1.9%	1,257	-	649	-	14,055	-	4,985	-
1.95%	1,956	-	285	-	164,600	-	23,201	-
2%	4,480	-	1,863	-	354,612	-	17,124	-
2.05%	180	-	658	-	57,613	-	3,915	-
2.1%	1,753	-	1,176	-	83,143	-	20,825	-
2.15%	1,234	-	209	-	308,079	-	10,600	-
2.2%	1,796	-	1,037	-	74,100	-	4,746	-
2.25%	92	-	173	-	104,838	-	2,133	-
2.3%	259	-	29	-	16,279	-	4,516	-
2.35%	-	-	110	-	802,629	-	8,293	-
2.4%	185	-	-	-	79,636	-	1,015	-
2.45%	469	-	82	-	41,679	-	2,366	-
2.5%	-	-	-	-	14,884	-	5,451	-
2.55%	-	-	-	-	63,561	-	613	-
2.6%	-	-	-	-	36,243	-	78	-
2.65%	-	-	-	-	3,412	-	306	-
2.7%	59	-	40	-	16,344	-	76	-
2.75%	287	-	-	-	4,850	-	311	-
2.8%	97	-	-	-	1,981	-	1,065	-
2.85%	-	-	-	-	778	-	-	-
2.9%	-	-	-	-	4,281	-	-	-
2.95%	-	-	-	-	660	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	511	-	-	-
3.1%	-	-	-	-	186	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	69	-	-	-
3.25%	-	-	-	-	225	-	-	-
3.3%	-	-	-	-	-	-	40	-

	$110,862	$593	$52,971	$172,326	$5,267,460	$53,707	$602,145	$110,071

	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	524	247	142	-
0.85%	-	-	-	-	61	327	-	-
0.95%	-	-	313	-	1,537	2,852	-	-
1.05%	96	-	-	-	922	2,859	16	-
1.1%	464	-	62	-	6,432	11,681	30	-
1.15%	8,631	1,711	6,311	326	56,661	132,440	680	-
1.2%	-	-	-	-	-	889	-	-
1.25%	1,934	717	3,782	3,776	5,964	12,939	927	-
1.3%	-	-	-	-	46,096	78,893	2,211	-
1.35%	1,155	-	819	1,086	15,808	47,136	968	-
1.4%	235	1,018	426	-	17,979	35,381	511	-
1.45%	1,388	634	1,722	-	10,683	43,987	43	-
1.5%	1,523	1,056	1,202	-	13,154	24,307	1,561	1
1.55%	9,654	1,118	5,048	46	82,679	149,134	1,679	-
1.6%	765	30	4,566	479	5,861	6,254	51	-
1.65%	7,792	5	7,656	271	13,148	37,760	492	-
1.7%	714	-	549	-	8,863	15,725	43	-
1.75%	3,527	604	7,405	21	65,959	213,516	876	-
1.8%	2,176	1,033	5,962	-	20,884	32,136	55	-
1.85%	1,100	392	757	34	15,543	19,666	340	-
1.9%	410	-	183	-	3,274	8,960	-	-
1.95%	927	-	589	441	7,149	19,822	196	-
2%	2,134	-	1,097	-	33,113	29,739	1,215	-
2.05%	3,404	524	2,143	-	5,062	7,095	-	-
2.1%	1,574	72	433	503	24,097	24,244	1,070	-
2.15%	2,197	-	45	-	19,414	30,551	117	-
2.2%	279	-	112	-	45,553	15,461	72	-
2.25%	1,717	-	911	-	3,948	15,946	-	-
2.3%	400	-	1,095	-	6,609	8,548	-	-
2.35%	565	-	638	-	14,244	32,134	516	-
2.4%	289	339	306	-	7,721	3,719	43	-
2.45%	164	-	1,027	-	1,136	3,232	1,118	-
2.5%	466	-	489	-	5,081	18,203	-	-
2.55%	-	-	-	-	2,281	2,623	-	-
2.6%	278	-	385	-	1,110	4,868	-	-
2.65%	-	-	-	-	271	571	-	-
2.7%	-	-	222	-	579	747	-	-
2.75%	-	-	-	-	236	41	-	-
2.8%	-	-	13	-	400	885	-	-
2.85%	-	-	-	-	79	-	-	-
2.9%	-	-	-	-	75	61	-	-
2.95%	-	-	-	-	93	360	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$55,958	$9,253	$56,268	$6,983	$570,283	$1,095,991	$14,972	$1

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP

0.4%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	14	-
0.75%	-	-	-	-	639	-	1,287	-
0.8%	3	53	1,185	1,217	1,372	2,050	308	-
0.85%	-	-	-	-	437	-	55	-
0.95%	-	-	-	-	41	-	163	-
1.05%	-	-	-	-	31	-	2,037	-
1.1%	-	-	-	-	44	-	6,874	-
1.15%	-	-	-	-	4,055	-	89,771	-
1.2%	-	-	-	-	-	-	67	-
1.25%	-	-	-	-	686	-	28,261	-
1.3%	56,599	120,388	200,439	206,675	312,644	295,578	109,341	-
1.35%	-	-	-	-	2,112	-	30,736	-
1.4%	28,797	51,719	56,758	82,842	96,499	107,442	32,852	-
1.45%	-	-	-	-	1,420	-	30,180	-
1.5%	-	-	-	-	2,329	-	69,909	-
1.55%	-	-	-	-	3,963	-	86,225	-
1.6%	-	-	-	-	3,166	-	15,774	-
1.65%	-	-	-	-	2,881	-	26,021	-
1.7%	-	-	-	-	1,447	-	7,697	-
1.75%	-	-	-	-	3,405	-	122,907	-
1.8%	-	-	-	-	4,806	-	46,324	-
1.85%	-	-	-	-	800	-	2,794	-
1.9%	-	-	-	-	311	-	1,745	-
1.95%	-	-	-	-	1,236	-	49,055	-
2%	-	-	-	-	1,244	-	55,248	-
2.05%	-	-	-	-	301	-	1,779	-
2.1%	-	-	-	-	3,679	-	27,786	-
2.15%	-	-	-	-	576	-	7,196	-
2.2%	-	-	-	-	1,663	-	18,475	-
2.25%	-	-	-	-	323	-	1,088	-
2.3%	-	-	-	-	1	-	6,681	-
2.35%	-	-	-	-	222	-	2,330	-
2.4%	-	-	-	-	1,578	-	715	-
2.45%	-	-	-	-	5,395	-	2,447	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	1,418	-	494	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	2,205	-	211	-
2.7%	-	-	-	-	724	-	-	-
2.75%	-	-	-	-	4,735	-	-	-
2.8%	-	-	-	-	883	-	2,341	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$85,399	$172,160	$258,382	$290,734	$469,271	$405,070	$887,188	$37

	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	2	-	-	-
0.75%	-	-	-	-	166	-	-	-
0.8%	-	-	-	-	255	-	-	-
0.85%	-	-	-	-	2,618	-	-	-
0.95%	-	-	-	-	638	-	-	-
1.05%	-	-	-	-	128	-	-	-
1.1%	-	-	-	-	5,504	105	-	-
1.15%	-	-	35	-	29,758	-	313	-
1.2%	-	-	-	-	6	-	-	-
1.25%	-	-	-	-	2,337	-	3,082	-
1.3%	74	-	-	3,589	36,287	-	-	-
1.35%	-	-	-	-	7,509	-	-	-
1.4%	391	10	631	471	20,184	-	-	59
1.45%	-	-	-	-	9,996	-	-	-
1.5%	-	-	-	-	5,730	-	-	-
1.55%	-	-	-	-	56,848	-	-	-
1.6%	-	186	664	-	4,306	-	-	265
1.65%	-	-	-	-	5,938	-	-	-
1.7%	-	-	-	-	675	-	-	-
1.75%	-	45	3	-	42,684	-	-	40
1.8%	-	-	-	-	15,193	-	-	-
1.85%	-	-	-	-	2,273	-	-	-
1.9%	-	70	-	-	6,830	-	-	-
1.95%	-	-	-	-	11,673	-	-	-
2%	-	112	-	-	27,270	-	-	60
2.05%	-	-	45	-	1,843	-	-	-
2.1%	-	58	-	-	6,322	-	-	-
2.15%	-	-	-	-	2,176	-	-	-
2.2%	-	586	-	-	7,363	-	-	152
2.25%	-	-	-	-	629	-	-	-
2.3%	-	-	-	-	4,308	-	-	-
2.35%	-	-	-	-	8,200	-	-	-
2.4%	-	-	-	-	262	-	-	-
2.45%	-	-	-	-	6,473	-	-	-
2.5%	-	-	-	-	371	-	-	-
2.55%	-	-	-	-	2,223	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	254	-	-	-
2.7%	-	-	-	-	25	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	6,686	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$465	$1,067	$1,378	$4,060	$341,943	$105	$3,395	$576

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $1,130,915,809 and $948,657,740, respectively, and total transfers from the Account to the fixed account were $218,700,309 and $269,451,440, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,906,383 and $8,137,915 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $31,583,753 and $67,645,662 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,282,800 and $2,275,248 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$26,665,645,347	0	$26,665,645,347
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$262,577	$224,759
MidCap Growth Portfolio - Class S Shares (ALMCS)	111,175	58,840
Growth Fund - Class 1 (AFGF)	1,107,651	1,149,580
High-Income Bond Fund - Class 1 (AFHY)	4,526,368	4,919,892
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	207,875	216,495
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	1,691,453	1,939,515
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	534,799	532,566
U.S. Equity Flex I Portfolio (WSCP)	4,222,349	5,849,016
VA International Equity Fund (HVIE)	1,078	1,067
VA Situs Fund (HVSIT)	4,233	4,090
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,010,028	1,392,547
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,439,166	2,726,870
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	9,907,895	10,471,432
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	2,029,344	2,262,522
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	464,052	628,432
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	109,979,820	86,736,690
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,169,800	2,257,712
Investors Growth Stock Series - Service Class (MIGSC)	2,555,526	2,751,753
Value Series - Service Class (MVFSC)	107,639,034	106,000,512
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	119,368	130,727
Core Plus Fixed Income Portfolio - Class I (MSVFI)	608,394	529,003
Core Plus Fixed Income Portfolio - Class II (MSVF2)	4,306,978	4,181,866
Emerging Markets Debt Portfolio - Class I (MSEM)	854,849	827,208
Emerging Markets Debt Portfolio - Class II (MSEMB)	333,041	339,000
U.S. Real Estate Portfolio - Class I (MSVRE)	9,766	13,677
U.S. Real Estate Portfolio - Class II (MSVREB)	5,644	8,040
Managed Allocation Fund - Moderate Growth II (VFMG2)	1,011,502	901,097
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	919,262	970,840
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,068,877	1,095,849
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,314,683	1,640,525
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,923,958	5,610,305
American Funds NVIT Bond Fund - Class II (GVABD2)	40,120,249	37,882,898
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	7,948,407	6,681,469
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,660,605	6,800,070
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	29,879,651	23,371,746
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,967,159	2,466,429
Federated NVIT High Income Bond Fund - Class III (HIBF3)	33,094,728	39,628,165
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	190,626	192,793
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	465,462	452,415
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	15,170,590	9,478,002
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	15,112,610	8,627,752
(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	492,274	339,224
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	4,536,746	3,446,920
Gartmore NVIT International Equity Fund - Class I (GIG)	18,551	23,633
Gartmore NVIT International Equity Fund - Class III (GIG3)	10,304,019	6,355,168
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	3,795,806	5,075,776
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	1,168,800	660,278
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	227,017	247,306
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	16,642,623	18,824,692
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	7,158,172	8,953,358
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	994,282	917,783
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	147,501,599	136,680,278
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	3,369,354	3,307,505
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	6,828,913	5,770,158
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	19,552,225	22,290,860
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	1,344,172	1,154,929
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	9,865,531	8,433,891
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,248,902	2,188,206
NVIT Core Bond Fund - Class I (NVCBD1)	2,713,984	2,829,077
NVIT Core Bond Fund - Class II (NVCBD2)	85,010,215	89,929,377
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,531,488	4,032,920
NVIT Fund - Class I (TRF)	33,127,077	23,448,016
NVIT Fund - Class II (TRF2)	205,990,488	125,754,397
NVIT Global Financial Services Fund - Class II (GVGF2)	1,124,161	706,759
NVIT Global Financial Services Fund - Class III (GVGFS)	2,196,345	2,405,119
NVIT Government Bond Fund - Class I (GBF)	202,011,163	214,958,761
NVIT Growth Fund - Class I (CAF)	4,679,605	5,644,530
NVIT Health Sciences Fund - Class II (GVGH2)	1,394,615	1,287,358
NVIT Health Sciences Fund - Class III (GVGHS)	4,691,643	4,660,939
NVIT Health Sciences Fund - Class VI (GVGH6)	16,105,841	16,086,129
NVIT International Index Fund - Class VIII (GVIX8)	4,180,727	2,645,275
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	109,139,609	80,807,394
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,237,218	2,551,591
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	29,296,940	28,213,534
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	72,156,889	66,711,815
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	181,063,463	157,814,179
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	24,698,289	23,560,783
NVIT Leaders Fund - Class III (GVUSL)	4,131,749	3,068,136
NVIT Mid Cap Index Fund - Class I (MCIF)	23,627,802	21,623,963
NVIT Money Market Fund - Class I (SAM)	289,196,380	289,196,380
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	7,692,044	8,876,821
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	169,326,848	156,881,136
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	276,330	194,159
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	2,908,101	1,693,084
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	5,224,902	4,693,733
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,534,600	3,918,328
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	75,265,735	95,391,319
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,476,289	1,388,703
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	5,045,169	6,461,795
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	25,891,019	31,296,131
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	95,764,166	84,606,017
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	108,547,432	105,764,098
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,150,389	1,703,833
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	3,108,002	2,012,050
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,351,928	6,699,744
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	16,480,753	11,615,051
NVIT Multi-Manager Small Company Fund - Class I (SCF)	22,599,635	15,388,041
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	11,123,237	7,136,279
NVIT Multi-Sector Bond Fund - Class I (MSBF)	9,919,838	8,687,987
NVIT Short Term Bond Fund - Class II (NVSTB2)	14,749,534	15,545,347
NVIT Technology & Communications Fund - Class I (GGTC)	167,660	177,612
NVIT Technology & Communications Fund - Class II (GGTC2)	823,842	762,931
NVIT Technology & Communications Fund - Class III (GGTC3)	4,967,181	6,181,985
NVIT Technology & Communications Fund - Class VI (GGTC6)	14,440,804	16,485,397
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	18,033,741	15,704,828
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	3,162,217	2,606,880
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,706,347	8,728,897
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	5,770,471	6,384,425
Templeton NVIT International Value Fund - Class III (NVTIV3)	109,026,006	132,352,992
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	40,392,429	31,907,928
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	9,442,744	12,477,273
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	7,210,668	9,522,731
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	103,056,579	90,682,420
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	5,396,786	5,635,554
Low Duration Portfolio - Advisor Class (PMVLAD)	27,097,927	27,736,471
V.I. Basic Value Fund - Series II (AVBV2)	8,566	9,283
V.I. Capital Appreciation Fund - Series II (AVCA2)	2,238,343	1,797,976
V.I. Capital Development Fund - Series II (AVCD2)	5,396,091	3,221,848
VPS Growth and Income Portfolio - Class B (ALVGIB)	2,917,526	2,006,922
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	5,132,991	5,121,801
Money Market Portfolio(TM) (CHSMM)	6,953,022	6,953,022
VP Balanced Fund - Class I (ACVB)	6,906,487	7,139,637
VP Capital Appreciation Fund - Class I (ACVCA)	22,351	27,840
VP Income & Growth Fund - Class I (ACVIG)	3,536,536	2,911,019
VP Income & Growth Fund - Class II (ACVIG2)	1,759,541	1,421,287
VP Inflation Protection Fund - Class II (ACVIP2)	12,136,088	12,837,152
VP International Fund - Class I (ACVI)	11,536	12,986
VP International Fund - Class III (ACVI3)	139	162
VP International Fund - Class IV (ACVI4)	-	-
VP Mid Cap Value Fund - Class I (ACVMV1)	2,344,936	2,443,511
VP Mid Cap Value Fund - Class II (ACVMV2)	8,826,522	8,801,171
VP Ultra(R) Fund - Class II (ACVU2)	4,272	5,167
VP Value Fund - Class I (ACVV)	81,492,322	65,861,005
VP Value Fund - Class II (ACVV2)	98,772,111	85,545,812
VP Vista(SM) Fund - Class I (ACVVS1)	2,750	3,314
VP Vista(SM) Fund - Class II (ACVVS2)	1,319	1,279
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Small Cap Stock Index Portfolio - Service Shares (DVSCS)	30,470,343	19,183,716
Stock Index Fund, Inc. - Initial Shares (DSIF)	35,416,089	41,473,151
Stock Index Fund, Inc. - Service Shares (DSIFS)	11,942,632	11,071,471
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	6,887,649	6,113,061
Appreciation Portfolio - Initial Shares (DCAP)	4,460,253	4,250,884
Appreciation Portfolio - Service Shares (DCAPS)	2,064,921	1,783,038
Developing Leaders Portfolio - Service Shares (DVDLS)	604,064	357,620
Growth and Income Portfolio - Initial Shares (DGI)	2,245,931	2,443,293
Capital Appreciation Fund II - Service Shares (FCA2S)	584,068	622,221
Clover Value Fund II - Service Shares (FALFS)	1,343,389	966,529
Market Opportunity Fund II - Service Shares (FVMOS)	7,945,072	7,566,254
Quality Bond Fund II - Primary Shares (FQB)	3,251,082	3,384,461
Quality Bond Fund II - Service Shares (FQBS)	10,222,117	10,324,745
Contrafund Portfolio - Service Class 2 (FC2)	332,833,824	263,202,169
Equity-Income Portfolio - Initial Class (FEIP)	84,543,625	64,129,165
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	4,008,129	2,826,057
High Income Portfolio - Initial Class (FHIP)	13,590,040	12,325,547
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	30,172,141	26,748,567
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	443,832,954	425,277,179
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	22,011,868	15,091,388
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	10,291,610	7,546,303
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,007,524	1,729,212
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	5,525,409	5,030,550
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,796,163	1,365,879
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	1,836,789	1,628,966
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,523,318	1,040,603
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	3,097,524	2,418,875
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	15,442,839	18,139,592
VIP Fund - Growth Portfolio - Initial Class (FGP)	69,553,075	53,771,294
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	7,459,916	5,792,957
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	10,824,484	14,601,534
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	7,280,475	7,772,298
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	155,942,063	166,464,325
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,291,824	3,552,814
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	19,867,907	15,912,013
VIP Fund - Overseas Portfolio - Initial Class (FOP)	10,412,790	10,781,603
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	6,540,701	6,180,300
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	476,144	440,446
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	16,929,843	11,589,015
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	4,266,076	3,020,868
Franklin Income Securities Fund - Class 2 (FTVIS2)	15,198,887	12,373,022
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	11,839,388	11,564,895
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	61,982,822	68,295,743
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	15,087,380	10,009,801
Templeton Foreign Securities Fund - Class 2 (TIF2)	691,763	714,925
Templeton Foreign Securities Fund - Class 3 (TIF3)	17,268,725	14,434,591
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,366,356	7,239,971
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,329,674	3,685,964
Growth Portfolio - I Class Shares (AMTG)	70,076	87,939
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	8,805	8,710
Partners Portfolio - I Class Shares (AMTP)	28,060	28,512
Regency Portfolio - S Class Shares (AMRS)	-	-
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,415,600	1,686,797
Socially Responsive Portfolio - I Class Shares (AMSRS)	5,905,059	4,690,451
Balanced Fund/VA - Non-Service Shares (OVMS)	12,487,742	8,834,684
Capital Appreciation Fund/VA - Service Class (OVCAFS)	41,002,796	43,017,320
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	45,404,063	50,606,523
Core Bond Fund/VA - Non-Service Shares (OVB)	11,048,146	7,427,460
Global Securities Fund/VA - Class 3 (OVGS3)	10,209,844	10,766,066
Global Securities Fund/VA - Class 4 (OVGS4)	8,055,709	7,055,129
Global Securities Fund/VA - Non-Service Shares (OVGS)	13,884,413	22,086,133
Global Securities Fund/VA - Service Class (OVGSS)	2,281,530	2,426,381
High Income Fund/VA - Class 3 (OVHI3)	713,339	804,235
High Income Fund/VA - Class 4 (OVHI4)	3,148,882	3,953,876
High Income Fund/VA - Non-Service Shares (OVHI)	6,110	1,483
High Income Fund/VA - Service Class (OVHIS)	2,756,100	661,196
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,310,614	3,223,555
Main Street Fund(R)/VA - Service Class (OVGIS)	164,078,420	121,785,093
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,707,447	2,092,844
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	2,306,767	3,446,211
MidCap Fund/VA - Non-Service Shares (OVAG)	1,856,381	1,614,301
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	1,255,445	723,607
Putnam VT International Equity Fund - IB Shares (PVTIGB)	138,126	112,803
Putnam VT Voyager Fund - IB Shares (PVTVB)	829,082	1,004,122
Diversified Stock Fund Class A Shares (VYDS)	96,134	70,687
Blue Chip Growth Portfolio - II (TRBCG2)	46,857,389	53,685,816
Equity Income Portfolio - II (TREI2)	93,681,446	86,924,184
Health Sciences Portfolio - II (TRHS2)	596,197	591,305
Limited-Term Bond Portfolio - II (TRLT2)	740	740
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,518,679	1,484,725
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,966,164	1,846,584
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	7,674,270	6,020,753
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	5,090,212	3,242,390
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,960,979	5,479,620
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	3,351,318	6,901,131
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	10,101,259	11,413,484
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	36	38
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	53,630	63,337
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	101,715	94,308
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	675,883	675,883
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	49,622	65,124
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	8,957,972	10,539,995
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	2,168	1,851
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	3,152	3,387
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	34,292	36,989

Total	$5,203,143,584	$4,791,511,374

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95% to 1.05%	18,711	$11.82 to $ 11.74	$220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
Growth Fund - Class 1 (AFGF)
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
High - Income Bond Fund - Class 1 (AFHY)
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10 to 10.10	1,628,659	0.00%	1.04% to 1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
VA International Equity Fund (HVIE)
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	*
VA Situs Fund (HVSIT)
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	*
Insurance Trust -Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
Janus Aspen Series - Forty Portfolio -Service Shares (JACAS)
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	*
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
2006	0.80% to 1.40%	411,359	12.29 to 11.94	4,935,597	0.00%	7.08% to 6.43%
(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.80% to 1.40%	429,603	$5.43 to $ 5.09	$2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
Janus Aspen Series - INTECH Risk- Managed Core Portfolio -Service Shares (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	*
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
Janus Aspen Series - Overseas Portfolio -Service Shares (JAIGS)
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
Investors Growth Stock Series - Service Class (MIGSC)
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
Value Series - Service Class (MVFSC)
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
U.S. Real Estate Portfolio - Class II (MSVREB)
2010	1.35%	27	$22.95	$620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
Managed Allocation Fund -Moderate Growth II (VFMG2)
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
2006	1.15% to 2.60%	703,592	12.08 to 11.62	8,580,243	2.61%	9.15% to 7.56%
AllianceBernstein NVIT Global Fixed Income Fund -Class III (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	*
American Century NVIT Multi Cap Value Fund -Class I (NVAMV1)
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	*
American Century NVIT Multi Cap Value Fund -Class II (NVAMV2)
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	*
American Funds NVIT Asset Allocation Fund -Class II (GVAAA2)
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	*
American Funds NVIT Bond Fund -Class II (GVABD2)
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	*
American Funds NVIT Global Growth Fund -Class II (GVAGG2)
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	*
American Funds NVIT Growth Fund -Class II (GVAGR2)
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	*
American Funds NVIT Growth-Income Fund -Class II (GVAGI2)
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	*
Federated NVIT High Income Bond Fund -Class I (HIBF)
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
Federated NVIT High Income Bond Fund -Class III (HIBF3)
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	*
Gartmore NVIT Emerging Markets Fund -Class I (GEM)
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2010	1.10% to 2.45%	52,785	$38.90 to $ 34.91	$1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
2006	0.80% to 1.40%	10,735	12.77 to 12.30	133,086	1.00%	31.90% to 31.11%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*
(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.80% to 2.65%	2,416,119	$9.32 to $ 8.87	$22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*
NVIT Cardinal Balanced Fund -Class II (NVCRB2)
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*
NVIT Cardinal Capital Appreciation Fund -Class II (NVCCA2)
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*
NVIT Cardinal Conservative Fund -Class II (NVCCN2)
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*
NVIT Cardinal Moderate Fund -Class II (NVCMD2)
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*
NVIT Cardinal Moderately Aggressive Fund -Class II (NVCMA2)
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*
NVIT Cardinal Moderately Conservative Fund -Class II (NVCMC2)
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*
NVIT Core Bond Fund -Class I (NVCBD1)
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*
NVIT Core Bond Fund -Class II (NVCBD2)
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*
NVIT Core Plus Bond Fund -Class II (NVLCP2)
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*
NVIT Fund - Class I (TRF)
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
2006	0.80% to 1.40%	5,881,078	23.33 to 26.61	329,928,198	1.04%	12.72% to 12.04%
NVIT Fund - Class II (TRF2)
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
NVIT Global Financial Services Fund -Class II (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
NVIT Global Financial Services Fund -Class III (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
NVIT Government Bond Fund -Class I (GBF)
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
2006	0.80% to 3.25%	24,042,781	17.07 to 9.82	364,128,878	4.10%	2.52% to -0.01%
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Growth Fund - Class I (CAF)
2010	0.80% to 1.40%	1,929,649	$15.63 to $ 16.98	$36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to - 27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
2006	0.95% to 2.50%	1,150,570	10.75 to 10.31	12,177,962	0.00%	1.45% to -0.14%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	*
NVIT Investor Destinations Aggressive Fund -Class II (GVIDA)
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
NVIT Investor Destinations Balanced Fund -Class II (NVDBL2)
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	*
NVIT Investor Destinations Capital Appreciation Fund -Class II (NVDCA2)
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	*
NVIT Investor Destinations Conservative Fund -Class II (GVIDC)
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	*
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
NVIT Leaders Fund -Class III (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.40% to 3.05%	5,115,318	$11.37 to $ 17.50	$99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
2006	0.80% to 2.95%	7,922,124	16.00 to 16.86	132,450,412	1.14%	9.01% to 6.66%
NVIT Money Market Fund -Class I (SAM)
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
NVIT Multi-Manager International Growth Fund -Class III (NVMIG3)
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	*
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	*
NVIT Multi-Manager International Value Fund -Class II (GVDIV2)
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
NVIT Multi-Manager International Value Fund -Class III (GVDIV3)
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
NVIT Multi-Manager International Value Fund -Class VI (GVDIV6)
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
2006	0.95% to 3.25%	8,623,100	15.46 to 14.53	130,577,252	1.68%	21.25% to 18.44%
NVIT Multi-Manager Large Cap Growth Fund -Class I (NVMLG1)
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	*
NVIT Multi-Manager Large Cap Growth Fund -Class II (NVMLG2)
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	*
NVIT Multi-Manager Large Cap Value Fund -Class I (NVMLV1)
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	*
NVIT Multi-Manager Large Cap Value Fund -Class II (NVMLV2)
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class I (NVMMG1)
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class II (NVMMG2)
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	*
NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	*
NVIT Multi-Manager Small Cap Growth Fund -Class I (SCGF)
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.65% to 2.80%	1,120,559	$8.62 to $ 11.86	$16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	*
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
NVIT Multi-Manager Small Cap Value Fund -Class II (SCVF2)
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
2006	0.95% to 2.70%	1,931,451	15.89 to 21.48	43,101,602	0.22%	15.99% to 13.94%
NVIT Multi-Manager Small Company Fund -Class I (SCF)
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
NVIT Multi-Manager Small Company Fund -Class II (SCF2)
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
NVIT Multi-Sector Bond Fund -Class I (MSBF)
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
NVIT Short Term Bond Fund -Class II (NVSTB2)
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	*
NVIT Technology & Communications Fund -Class I (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
NVIT Technology & Communications Fund -Class II (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
NVIT Technology & Communications Fund -Class III (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
NVIT Technology & Communications Fund -Class VI (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
NVIT U.S. Growth Leaders Fund -Class II (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	*
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
NVIT U.S. Growth Leaders Fund -Class III (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.80% to 1.40%	30,384,486	$14.02 to $ 13.88	$422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	*
Oppenheimer NVIT Large Cap Growth Fund -Class II (NVOLG2)
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	*
Templeton NVIT International Value Fund -Class III (NVTIV3)
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	*
Van Kampen NVIT Comstock Value Fund -Class II (EIF2)
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
Van Kampen NVIT Real Estate Fund -Class I (NVRE1)
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	*
Van Kampen NVIT Real Estate Fund -Class II (NVRE2)
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	*
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
Foreign Bond Portfolio (Unhedged) -Advisor Class (PMVFAD)
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	*
Low Duration Portfolio -Advisor Class (PMVLAD)
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	*
V.I. Basic Value Fund -Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
2006	0.95% to 2.95%	3,021,464	14.14 to 15.42	52,769,013	0.12%	11.87% to 9.62%
V.I. Capital Appreciation Fund -Series II (AVCA2)
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	*
V.I. Capital Development Fund -Series II (AVCD2)
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	*
VPS Growth and Income Portfolio -Class B (ALVGIB)
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
VPS Small/Mid Cap Value Portfolio -Class B (ALVSVB)
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	*
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
Money Market Portfolio(TM) (CHSMM)
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Balanced Fund - Class I (ACVB)
2010	0.80% to 1.40%	1,591,690	$ 20.70 to $ 22.04	$37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
VP Capital Appreciation Fund -Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
VP Income & Growth Fund -Class I (ACVIG)
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
2006	0.80% to 1.40%	2,937,946	14.22 to 13.49	39,889,470	1.85%	16.15% to 15.45%
VP Income & Growth Fund -Class II (ACVIG2)
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
VP Inflation Protection Fund -Class II (ACVIP2)
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
VP International Fund -Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
VP International Fund -Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
VP International Fund -Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
VP International Fund -Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
VP Mid Cap Value Fund -Class I (ACVMV1)
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	*
VP Mid Cap Value Fund -Class II (ACVMV2)
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
VP Ultra(R) Fund -Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
VP Ultra(R) Fund -Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	$21.33 to $ 19.71	$59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
2006	0.95% to 2.95%	5,699,037	15.45 to 15.95	104,054,486	1.05%	17.34% to 14.98%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
2006	1.30% to 1.40%	15,762	9.54	150,403	0.00%	-4.56% to -4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	*
2006	1.10% to 2.90%	242,388	12.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
2006	0.80% to 1.40%	3,504,269	18.37 to 22.39	82,432,140	0.11%	8.33% to 7.68%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
Appreciation Portfolio -Service Shares (DCAPS)
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
Developing Leaders Portfolio -Service Shares (DVDLS)
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
Growth and Income Portfolio -Initial Shares (DGI)
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	0.95% to 2.40%	159,179	$ 12.75 to $ 13.50	$2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
Clover Value Fund II -Service Shares (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
Market Opportunity Fund II -Service Shares (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	*
Quality Bond Fund II -Primary Shares (FQB)
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
Quality Bond Fund II -Service Shares (FQBS)
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
2006	0.95% to 2.95%	4,875,943	10.81 to 9.88	51,727,060	3.80%	2.94% to 0.86%
Contrafund Portfolio -Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	*
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
Equity-Income Portfolio -Initial Class (FEIP)
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
Fidelity(R) VIP Fund -Value Strategies Portfolio -Service Class 2 (FVSS2)
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
High Income Portfolio -Initial Class (FHIP)
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
VIP Fund -Asset Manager Portfolio -Initial Class (FAMP)
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
VIP Fund -Contrafund Portfolio -Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
2006	0.80% to 1.40%	21,578,263	32.72 to 33.18	721,451,899	1.27%	10.83% to 10.16%
VIP Fund -Energy Portfolio -Service Class 2 (FNRS2)
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Equity - Income Portfolio - Service Class 2 (FEI2)
2010	0.75% to 3.30%	9,964,580	$8.55 to $ 11.96	$147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	*
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
2006	1.30% to 1.40%	162,866	10.51	1,711,515	3.28%	5.13% to 5.05%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
2006	1.30% to 1.40%	138,522	10.53	1,458,810	2.86%	5.33% to 5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
2006	0.80% to 1.40%	85,450	10.59 to 10.55	901,603	2.10%	5.88% to 5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	*
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2010	0.65% to 3.20%	33,793,486	$11.81 to $ 10.97	$424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	*
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	*
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	*
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	*
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.80% to 2.80%	1,928,435	$12.81 to $ 17.26	$35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	*
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	*
Growth Portfolio - I Class Shares (AMTG)
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	*
Small-Cap Growth Portfolio -S Class Shares (AMFAS)
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.80% to 1.40%	2,027,729	$18.44 to $ 19.22	$48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
2006	0.80% to 1.40%	4,523,880	23.58 to 25.18	137,769,586	2.17%	10.26% to 9.59%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
Core Bond Fund/VA - Non- Service Shares (OVB)
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
Global Securities Fund/VA - Class 4 (OVGS4)
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
Global Securities Fund/VA - Non - Service Shares (OVGS)
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
Global Securities Fund/VA - Service Class (OVGSS)
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
High Income Fund/VA -Class 3 (OVHI3)
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	*
High Income Fund/VA - Class 4 (OVHI4)
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.80% to 1.40%	1,392,924	$9.81 to $ 9.20	$12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
2006	0.80% to 1.40%	3,147,364	6.40 to 6.15	19,465,941	0.00%	2.13% to 1.52%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
Diversified Stock Fund Class A Shares (VYDS)
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	*
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	*
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	$11.34	$11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
Worldwide Insurance Trust -Worldwide Bond Fund -Class R1 (VWBFR)
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Class R1 (VWEMR)
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Class R1 (VWHAR)
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	*
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
2006	0.80% to 1.40%	1,470,219	23.26 to 22.89	33,718,368	0.07%	23.54% to 22.80%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	*
Ivy Fund Variable Insurance Portfolios, Inc. -Pathfinder Moderate (WRPMP)
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Advantage Funds Variable Trust -VT Discovery Fund (SVDF)
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
Advantage Funds Variable Trust -VT Large Company Growth Fund (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
Advantage Funds Variable Trust -VT Money Market Fund (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
Advantage Funds Variable Trust -VT Opportunity Fund (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
2006	0.80% to 1.40%	7,005,669	32.42 to 38.06	334,888,686	0.00%	11.32% to 10.65%
Advantage Funds Variable Trust -VT Small Cap Growth Fund (WFVSCG)
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	*
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2010	1.10%	1,026	$ 9.51	$9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	*
Advantage Funds Variable Trust -VT Total Return Bond Fund (WFVTRB)
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
Advantage Funds(R) - VT Omega Growth -Class 2 (WFVOG2)
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
J.P. Morgan NVIT Balanced Fund -Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
Managed Allocation Fund -Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
Managed Allocation Fund -Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
NVIT Mid Cap Growth Fund -Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
Series Trust II -Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
Variable Contracts Trust -Small Cap Value VCT Portfolio -Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	*

2010	Reserves for annuity contracts in payout phase:			$8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			$8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			$7,453,205
2008	Contract owners equity:			$16,006,481,073
2007	Reserves for annuity contracts in payout phase:			$12,121,909
2007	Contract owners equity:			$22,175,260,947
2006	Reserves for annuity contracts in payout phase:			$11,157,956
2006	Contract owners equity:			$17,880,717,436
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented

130

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2010.

Statement of Operations for the year ended
December 31, 2010.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2010
and 2009.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of   Operations for the
years ended December 31, 2010, 2009 and
2008.

Consolidated Balance Sheets as of December
31, 2010 and 2009

Consolidated Statements of Changes in
Equity as of December 31, 2010, 2009 and 2008.

Consolidated Statements of Cash Flows for
the years ended December 31, 2010, 2009
and 2008.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed  with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”.

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”.

(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”.

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”.

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiifpa99h6.htm”.

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidiiifpa99h7.htm”.

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”.

(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”.

(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”.

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”.

(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”.

(12)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document “nwfpa99h12b.htm”.

(13)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document “neuberfpa99h13.htm”.

(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”.

(15)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”.

(16)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”.

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(17)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

(19)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

(20)	Fund Participation Agreement with BlackRock (formerly,.FAM Distributors and FAM Variable Series Funds, Inc.), Inc. dated April 13, 2004, as amended, as document “blackrockfpa.htm”.

(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated March 28, 2002, as amended, as document “pimcfpa.htm”.

(22)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation and Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”.

(23)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document “wadellreedfpa.htm”.

The following Fund Participation Agreement was previously filed on April 16, 2008 with post-effective amendment number 20 of registration statement (333-103094) under Exhibit 24(b), and is hereby incorporated by reference.

(24)
Fund Participation Agreement with Vision Group of Funds, M&T Asset Management (Division of Manufacturers and Traders Trust Company) and Federated Securities Corp. dated June 1, 2002, under document “mtbfpa.htm”.

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.

(25)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."

The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit (26)(h), and is hereby incorporated by reference.

(26)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010, as document “huntingtonfpa.htm”.

The following Fund Participation Agreement – Attached hereto.

(27)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999, as document “victoryfpa.htm”.

(9)	Opinion of Counsel - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company, LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2011, was 28,786 and 19,996 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of April, 2011.

NATIONWIDE VARIABLE ACCOUNT – II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2011.

KIRT A. WALKER
Kirt A. Walker President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact